      As filed with the Securities and Exchange Commission on April 10, 2006


                                            REGISTRATION STATEMENT NO. 333-65926
                                                                       811-09411

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   -----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 8


                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 19


           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 308-1000


                                 MARIE C. SWIFT
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116
                     (Name and Address of Agent for Service)


                                   -----------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]   on May 1, 2006 pursuant to paragraph (b) of Rule 485.


[ ]   ___ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Individual Variable Annuity Contracts


================================================================================

                   VINTAGE 3(SM) VARIABLE ANNUITY PROSPECTUS:
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



This Prospectus describes VINTAGE 3 VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:



AMERICAN FUNDS INSURANCE SERIES - CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
   Franklin Income Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES - SERVICE SHARES
   Mid Cap Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - CLASS I+
   Legg Mason Partners Variable Investors Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Appreciation Portfolio+
   Legg Mason Partners Variable Equity Index Portfolio - Class II+ Legg Mason Partners Variable Fundamental Value Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+ Legg Mason Partners Variable Aggressive Growth Portfolio+
   Legg Mason Partners Variable High Income Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Mid Cap Core Portfolio+
   Legg Mason Partners Variable Money Market Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+
   Legg Mason Partners Variable Multiple Discipline Portfolio
     - All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio
     - Balanced All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio
     - Global All Cap Growth and Value+

   Legg Mason Partners Variable Multiple Discipline Portfolio
     - Large Cap Growth and Value+

LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+
   Legg Mason Partners Variable Small Cap Growth
     Opportunities Portfolio+
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio - Class A+
   Harris Oakmark International Portfolio - Class A+
   Janus Capital Appreciation Portfolio - Class A+
   Lord Abbett Growth and Income Portfolio - Class B+
   Lord Abbett Mid-Cap Value Portfolio - Class B+
   Mercury Large-Cap Core Portfolio - Class A+
   Met/AIM Capital Appreciation Portfolio - Class A+
   Met/AIM Small Cap Growth Portfolio - Class A+
   MFS(R) Value Portfolio - Class A+
   Neuberger Berman Real Estate Portfolio - Class A+
   Pioneer Fund Portfolio - Class A+
   Pioneer Mid-Cap Value Portfolio - Class A+
   Pioneer Strategic Income Portfolio - Class A+
   Third Avenue Small Cap Value Portfolio - Class B+
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio - Class D+
   BlackRock Bond Income Portfolio - Class E+
   Capital Guardian U.S. Equity Portfolio - Class A+

   FI Large Cap Portfolio - Class A+

   FI Value Leaders Portfolio - Class D+
   MFS(R) Total Return Portfolio - Class F+
   Oppenheimer Global Equity Portfolio - Class B+
PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS
   Real Return Portfolio
   Total Return Portfolio
PUTNAM VARIABLE TRUST - CLASS IB
   Putnam VT Small Cap Value Fund
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio - Service Class
   VIP Mid Cap Portfolio - Service Class 2

METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION
PORTFOLIOS - CLASS B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+
   MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+
   MetLife Aggressive Allocation Portfolio+


--------------


(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.



*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract, certain Contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum St., 3 CP, Hartford, Connecticut

06103-3415, call 1-800-842-9328 or access the SEC's website
(http://www.sec.gov). See Appendix D for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary.................................................             3
Summary..................................................             4
Fee Table................................................             8
Condensed Financial Information..........................            17
The Annuity Contract.....................................            17
   Contract Owner Inquiries..............................            18
   Purchase Payments.....................................            18
   Accumulation Units....................................            18
   The Variable Funding Options..........................            18
The Fixed Account........................................            25
Charges and Deductions...................................            25
   General...............................................            25
   Withdrawal Charge.....................................            26
   Free Withdrawal Allowance.............................            27
   Transfer Charge.......................................            27
   Administrative Charges................................            27
   Mortality and Expense Risk Charge.....................            27
   Guaranteed Minimum Withdrawal Benefit Charge..........            27
   Enhanced Stepped-Up Provision Charge..................            28
   Variable Liquidity Benefit Charge.....................            28
   Variable Funding Option Expenses......................            28
   Premium Tax...........................................            28
   Changes in Taxes Based upon Premium or Value..........            28
Transfers................................................            28
Market Timing/Excessive Trading..........................            29
   Dollar Cost Averaging.................................            30
Access to Your Money.....................................            31
   Guaranteed Minimum Withdrawal Benefit.................            31
   Systematic Withdrawals................................            36
   Loans.................................................            37
Ownership Provisions.....................................            37
   Types of Ownership....................................            37
     Contract Owner......................................            37
     Beneficiary.........................................            37
     Annuitant...........................................            38
 Death Benefit...........................................            38
  Death Proceeds before the Maturity Date................            38
   Enhanced Stepped-Up Provision.........................            39
   Payment of Proceeds...................................            39
   Spousal Contract Continuation.........................            41
   Beneficiary Contract Continuance......................            41
   Planned Death Benefit.................................            42
   Death Proceeds after the Maturity Date................            42
   The Annuity Period....................................            42
Maturity Date............................................            42
  Allocation of Annuity..................................            43
   Variable Annuity......................................            43
   Fixed Annuity.........................................            43
Payment Options..........................................            44
   Election of Options...................................            44
   Annuity Options.......................................            44
   Variable Liquidity Benefit............................            44
Miscellaneous Contract Provisions........................            45
   Right to Return.......................................            45
   Termination...........................................            45
   Required Reports......................................            45
   Suspension of Payments................................            45
The Separate Accounts....................................            46
   Performance Information...............................            46
Federal Tax Considerations...............................            47
   General Taxation of Annuities.........................            47
   Types of Contracts: Qualified and Non-qualified.......            47
   Qualified Annuity Contracts...........................            47
  Taxation of Qualified Annuity Contracts................            47
  Mandatory Distributions for Qualified Plans............            48
   Non-qualified Annuity Contracts.......................            48
  Diversification Requirements for Variable Annuities....            49
  Ownership of the Investments...........................            49
  Taxation of Death Benefit Proceeds.....................            49
  Other Tax Considerations...............................            49
  Treatment of Charges for Optional Benefits.............            49
  Puerto Rico Tax Considerations.........................            50
  Non-Resident Aliens....................................            50
  Other Information......................................            50
The Insurance Companies..................................            50
Financial Statements.....................................            51
   Distribution of Variable Annuity Contracts............            51
   Conformity with State and Federal Laws................            52
   Voting Rights.........................................            53
   Legal Proceedings.....................................            53
   Restrictions on Financial Transactions................            53
Appendix A: Condensed Financial Information
   for MetLife of CT Separate
   Account Nine..........................................            A-1
Appendix B: Condensed Financial Information
   for MetLife of CT Separate Account Ten................            B-1
Appendix C: The Fixed Account............................            C-1
Appendix D: Contents of the Statement of
   Additional Information................................            D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                           VINTAGE 3 VARIABLE ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.



You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options (annuity period). You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.



WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.


You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

This product is available to owners and Annuitants under the age of 75 as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.70%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after three full years.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.



WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.


      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.


      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE............................................      6%(1)
      (as a percentage of the Purchase Payments withdrawn)

      TRANSFER CHARGE..............................................  $  10(2)
      (assessed on transfers that exceed 12 per year)

      VARIABLE LIQUIDITY BENEFIT CHARGE............................       6%(3)

      (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE........................  $  30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:

        YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------------
GREATER THAN OR EQUAL TO           BUT LESS THAN              WITHDRAWAL CHARGE
------------------------------------------------              -----------------
         0 years                      1 years                        6%
         1 years                      2 years                        5%
         2 years                      3 years                        4%
        3 + years                                                    0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:

      YEARS SINCE INITIAL PURCHASE PAYMENT
-------------------------------------------------
GREATER THAN OR EQUAL TO            BUT LESS THAN             WITHDRAWAL CHARGE
-------------------------------------------------             -----------------
         0 years                       1 years                       6%
         1 years                       2 years                       5%
         2 years                       3 years                       4%
        3 + years                                                    0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:



Mortality and Expense Risk Charge............................      1.70%(5)
Administrative Expense Charge................................      0.15%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH NO OPTIONAL FEATURES SELECTED...................      1.85%
Optional E.S.P. Charge.......................................      0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. ONLY SELECTED....................................      2.05%
Optional GMWB I Charge (maximum upon reset)..................      1.00%(6)
Optional GMWB II Charge (maximum upon reset).................      1.00%(6)
Optional GMWB III Charge.....................................      0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB I ONLY SELECTED....................................      2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB II ONLY SELECTED...................................      2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB III ONLY SELECTED..................................      2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB I SELECTED..............................      3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB II SELECTED.............................      3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB III SELECTED............................      2.30%


----------


(5) We are waiving the Mortality and Expense charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.



(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9328.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM                        MAXIMUM
                                                                         -------                        -------
TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from Underlying Fund assets, including management
fees, distribution and/or service fees (12b-1) fees,
and other expenses)                                                       0.47%                           4.47%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                DISTRIBUTION)                 TOTAL       CONTRACTUAL         NET TOTAL
                                                   AND/OR                    ANNUAL        FEE WAIVER          ANNUAL
                                 MANAGEMENT     SERVICE(12b-1    OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES      EXPENSES    REIMBURSEMENT       EXPENSES**
----------------------------     ----------     -------------  --------     ---------    --------------      ----------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund
     - Series I+                    0.60%            --          0.27%        0.87%            --                  0.87%(1)
AMERICAN FUNDS INSURANCE
   SERIES
   American Funds Global
     Growth Fund - Class 2*         0.58%          0.25%         0.04%        0.87%            --                  0.87%
   American Funds Growth
     Fund - Class 2*                0.33%          0.25%         0.02%        0.60%            --                  0.60%
   American Funds
     Growth-Income Fund -
     Class 2*                       0.28%          0.25%         0.01%        0.54%            --                  0.54%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Income
     Securities Fund - Class
     2*                             0.46%          0.25%         0.02%        0.73%            --                  0.73%(2)(3)
   Franklin Small-Mid Cap
     Growth Securities Fund
     - Class 2*+                    0.48%          0.25%         0.28%        1.01%          0.02%                 0.99%(3)(4)
   Templeton Developing
     Markets Securities Fund
     - Class 2*                     1.24%          0.25%         0.29%        1.78%            --                  1.78%
   Templeton Foreign
     Securities Fund - Class
     2*                             0.65%          0.25%         0.17%        1.07%          0.05%                 1.02%(4)
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio
     - Service Shares*              0.64%          0.25%         0.03%        0.92%            --                  0.92%
LAZARD RETIREMENT SERIES,
   INC.
   Lazard Retirement Small
     Cap Portfolio*                 0.75%          0.25%         0.22%        1.22%            --                  1.22%
LEGG MASON PARTNERS
   INVESTMENT SERIES
   Legg Mason Partners
     Variable Dividend
     Strategy Portfolio+++          0.65%            --          0.21%        0.86%            --                  0.86%
   Legg Mason Partners
     Variable Premier
     Selections All Cap
     Growth Portfolio+++            0.75%            --          0.19%        0.94%            --                  0.94%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio - Class I+           0.75%            --          0.07%        0.82%            --                  0.82%
   Legg Mason Partners
     Variable Investors
     Portfolio - Class I            0.65%            --          0.06%        0.71%            --                  0.71%
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio -
     Class I+                       0.75%            --          0.22%        0.97%            --                  0.97%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Appreciation
     Portfolio                      0.70%            --          0.02%        0.72%            --                  0.72%

   Legg Mason Partners
     Variable Diversified
     Strategic Income
     Portfolio+                     0.65%            --          0.12%        0.77%            --                  0.77%
   Legg Mason Partners
     Variable Equity Index
     Portfolio - Class II*          0.31%          0.25%         0.03%        0.59%            --                  0.59%
   Legg Mason Partners
     Variable Fundamental
     Value Portfolio                0.75%            --          0.03%        0.78%            --                  0.78%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners
     Variable Adjustable
     Rate Income Portfolio*++       0.55%          0.25%         0.28%        1.08%            --                  1.08%(5)
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio++             0.75%            --          0.02%        0.77%            --                  0.77%(5)
   Legg Mason Partners
     Variable High Income
     Portfolio++                    0.60%            --          0.06%        0.66%            --                  0.66%
   Legg Mason Partners
     Variable International
     All Cap Growth
     Portfolio+++                   0.85%            --          0.15%        1.00%            --                  1.00%(5)
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio++             0.75%            --          0.04%        0.79%            --                  0.79%(5)
   Legg Mason Partners
     Variable Large Cap
     Value Portfolio+++             0.60%            --          0.05%        0.65%            --                  0.65%
   Legg Mason Partners
     Variable Mid Cap Core
     Portfolio++                    0.75%            --          0.07%        0.82%            --                  0.82%
   Legg Mason Partners
     Variable Money Market
     Portfolio++                    0.45%            --          0.02%        0.47%            --                  0.47%(5)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio -
     All Cap Growth and
     Value*                         0.75%          0.25%         0.06%        1.06%            --                  1.06%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio -
     Balanced All Cap Growth
     and Value*                     0.75%          0.25%         0.06%        1.06%            --                  1.06%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio -
     Global All Cap Growth
     and Value*                     0.75%          0.25%         0.15%        1.15%            --                  1.15%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio -
     Large Cap Growth and
     Value*                         0.75%          0.25%         0.24%        1.24%            --                  1.24%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners
     Variable Small Cap
     Growth Opportunities
     Portfolio                      0.75%            --          0.30%        1.05%           ---                  1.05%

MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value
     Portfolio - Class A            0.83%            --          3.64%        4.47%          3.37%                 1.10%(6)
   Harris Oakmark
     International Portfolio
     - Class A                      0.82%            --          0.13%        0.95%            --                  0.95%
   Janus Capital
     Appreciation Portfolio
     - Class A                      0.65%            --          0.09%        0.74%            --                  0.74%(6)
   Lord Abbett Growth and
     Income Portfolio -
     Class B*                       0.50%          0.25%         0.04%        0.79%            --                  0.79%(6)
   Lord Abbett Mid-Cap Value
     Portfolio - Class B*           0.68%          0.25%         0.08%        1.01%            --                  1.01%
   Mercury Large-Cap Core
     Portfolio - Class A            0.78%            --          0.12%        0.90%            --                  0.90%(6)
   Met/AIM Capital
     Appreciation Portfolio
     - Class A                      0.76%            --          0.05%        0.81%            --                  0.81%(6)
   Met/AIM Small Cap Growth
     Portfolio - Class A            0.90%            --          0.10%        1.00%            --                  1.00%(6)
   MFS(R) Value Portfolio -
     Class A                        0.73%            --          0.24%        0.97%            --                  0.97%(6)
   Neuberger Berman Real
     Estate Portfolio -
     Class A                        0.67%            --          0.03%        0.70%            --                  0.70%
   Pioneer Fund Portfolio -
     Class A                        0.75%            --          0.28%        1.03%          0.03%                 1.00%(6)
   Pioneer Mid-Cap Value
     Portfolio - Class A            0.75%            --          2.84%        3.59%          2.59%                 1.00%(6)
   Pioneer Strategic Income
     Portfolio - Class A            0.73%            --          0.09%        0.82%            --                  0.82%(6)
   Third Avenue Small Cap
     Value Portfolio - Class
     B*                             0.75%          0.25%         0.05%        1.05%            --                  1.05%
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Aggressive
     Growth Portfolio -
     Class D*                       0.73%          0.10%         0.06%        0.89%            --                  0.89%
   BlackRock Bond Income
     Portfolio - Class E*           0.40%          0.15%         0.07%        0.62%            --                  0.62%(7)
   Capital Guardian U.S.
     Equity Portfolio -
     Class A                        0.67%            --          0.06%        0.73%            --                  0.73%
   FI Large Cap Portfolio -
     Class A                        0.80%            --          0.06%        0.86%            --                  0.86%(8)
   FI Value Leaders
     Portfolio - Class D*           0.66%          0.10%         0.07%        0.83%            --                  0.83%
   MFS(R) Total Return
     Portfolio - Class F*           0.57%          0.20%         0.16%        0.93%            --                  0.93%(9)
   Oppenheimer Global Equity
     Portfolio - Class B*           0.60%          0.25%         0.33%        1.18%            --                  1.18%
   T. Rowe Price Large Cap
     Growth Portfolio -
     Class B*+                      0.60%          0.25%         0.12%        0.97%            --                  0.97%(10)
PIMCO VARIABLE INSURANCE
   TRUST
   Real Return Portfolio -
     Administrative Class           0.25%            --          0.41%        0.66%            --                  0.66%(11)
   Total Return Portfolio -
     Administrative Class           0.25%            --          0.40%        0.65%            --                  0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Discovery
     Growth Fund - Class IB*+       0.70%          0.25%         0.47%        1.42%            --                  1.42%
   Putnam VT International
     Equity Fund - Class IB*+       0.75%          0.25%         0.18%        1.18%            --                  1.18%

   Putnam VT Small Cap Value
     Fund - Class IB*               0.76%          0.25%         0.08%        1.09%            --                  1.09%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio
     -Class I+                      0.70%            --          0.07%        0.77%            --                  0.77%
VARIABLE INSURANCE PRODUCTS
   FUND
   VIP Contrafund(R)
     Portfolio - Service
     Class*                         0.57%          0.10%         0.09%        0.76%            --                  0.76%
   VIP Mid Cap Portfolio -
     Service Class 2*               0.57%          0.25%         0.12%        0.94%            --                  0.94%



                                                                                                                     NET TOTAL
                                                                                                                      ANNUAL
                                                                                                                     OPERATING
                                                                                                                     EXPENSES
                                              DISTRIBUTION                                                           INCLUDING
                                                AND/OR                                 CONTRACTUAL     NET TOTAL   NET EXPENSES
                                                SERVICE               TOTAL ANNUAL     FEE WAIVER       ANNUAL          OF
                                MANAGEMENT      (12B-1)     OTHER      OPERATING     AND/OR EXPENSE    OPERATING    UNDERLYING
     UNDERLYING FUND:               FEE          FEES      EXPENSES     EXPENSES      REIMBURSEMENT   EXPENSES**    PORTFOLIOS
----------------------------    ----------    ------------ --------   ------------   --------------   ----------   -------------
METROPOLITAN SERIES FUND,
 INC.
MetLife Conservative
 Allocation Portfolio --
 Class B*.....................     0.10%        0.25%       0.95%        1.30%            0.95%          0.35%     0.98%(12)(13)
MetLife Conservative to
 Moderate Allocation
 Portfolio -- Class B*........     0.10%        0.25%       0.31%        0.66%            0.31%          0.35%     1.00%(12)(13)
MetLife Moderate Allocation
 Portfolio -- Class B*........     0.10%        0.25%       0.19%        0.54%            0.19%          0.35%     1.04%(12)(13)
MetLife Moderate to
 Aggressive Allocation
 Portfolio -- Class B*........     0.10%        0.25%       0.24%        0.59%            0.24%          0.35%     1.06%(12)(13)
MetLife Aggressive
 Allocation Portfolio --
 Class B*.....................     0.10%        0.25%       1.66%        2.01%            1.66%          0.35%     1.07%(12)(13)


------------


* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+     Closed to new investors.


++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.



NOTES



(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.



(2)   The Fund administration fee is paid indirectly through the management fee.



(3) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.



(4) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(5) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.



(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.



(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(8) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(9) The Management fee in the table has been restated to reflect a new fee schedule which became effective on May 1, 2006.



(10) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(11) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(12) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.



(13) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable expense limitations) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.



EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).



                                             IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                    END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                           -------------------------------------   --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS    5 YEARS   10 YEARS
--------------                             ------   -------   -------   --------   ------   -------    -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses................   1321      2719     3961       6574       721      2119      3461       6574
Underlying Fund with Minimum Total
Annual Operating Expenses................    928      1597     2181       3467       328       997      1681       3467

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Vintage 3 Variable Annuity is a Contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the "Maturity Date." The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants under the age of 75 on the Contract Date.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES



Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9328.



PURCHASE PAYMENTS



Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your contract.


We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


ACCUMULATION UNITS



The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.



THE VARIABLE FUNDING OPTIONS



You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9328 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.



The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:



FUNDING                                                   INVESTMENT                                INVESTMENT
OPTION                                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    -------------------------------------        ----------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund - Series      Seeks to provide  growth of capital.         A I M Advisors, Inc.
     I+*
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund -     Seeks capital appreciation through           Capital Research and Management
     Class 2                               stocks.                                      Company
   American Funds Growth Fund - Class 2    Seeks capital appreciation through           Capital Research and Management
                                           stocks.                                      Company
   American Funds Growth-Income Fund -     Seeks both capital appreciation and          Capital Research and Management
     Class 2                               income.                                      Company
FRANKLIN TEMPLETON VARIABLE INSURANCE
   Products Trust
   Franklin Income Securities Fund -       Seeks to maximize income while               Franklin Advisers, Inc.
     Class 2                               maintaining prospects for capital
                                           appreciation.
   Franklin Small-Mid Cap Growth           Seeks long-term capital growth.              Franklin Advisers, Inc.
     Securities Fund - Class 2+
   Templeton Developing Markets            Seeks long-term capital appreciation.        Templeton Asset Management Ltd.
     Securities Fund - Class 2
   Templeton Foreign Securities Fund -     Seeks long-term capital growth.              Templeton Investment Counsel, LLC
     Class 2                                                                            Subadviser: Franklin Templeton
                                                                                        Investment Management Limited

JANUS ASPEN SERIES

FUNDING                                                   INVESTMENT                                INVESTMENT
OPTION                                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------     ----------------------------------
   Mid Cap Growth Portfolio - Service      Seeks long-term growth of capital.           Janus Capital Management LLC
     Shares
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.        Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES
   Legg Mason Partners Variable            Seeks capital appreciation, principally      Smith Barney Fund Management LLC
     Dividend Strategy Portfolio+*         through investments in dividend-paying
                                           stocks.
   Legg Mason Partners Variable            Seeks long-term capital growth.              Smith Barney Fund Management LLC
     Premier Selections All Cap Growth
     Portfolio+*
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All        Seeks capital appreciation through           Salomon Brothers Asset Management
     Cap Portfolio - Class I+*             investments.                                 Inc
   Legg Mason Partners Variable            Seeks long-term growth of capital, with      Salomon Brothers Asset Management
     Investors Portfolio                   growth of current income as a secondary      Inc
                                           objective.
   Legg Mason Partners Variable Small      Seeks long-term growth of capital.           Salomon Brothers Asset Management
     Cap Growth Portfolio+*                                                             Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable            Seeks long-term appreciation of capital.     Smith Barney Fund Management LLC
     Appreciation Portfolio
   Legg Mason Partners Variable            Seeks high current income.                   Smith Barney Fund Management LLC
     Diversified Strategic Income                                                       Subadviser: Citigroup Asset
     Portfolio+*                                                                        Management Ltd.
   Legg Mason Partners Variable Equity     Seeks to correspond to the price and         TIMCO Asset Management, Inc.
     Index Portfolio - Class II*           yield performance of the S&P 500 Index.
   Legg Mason Partners Variable            Seeks long-term capital growth.  Current      Smith Barney Fund Management LLC
     Fundamental Value Portfolio           income is a secondary consideration.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable            Seeks to provide high current income and     Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio      to limit the degree of fluctuation of
                                           its net asset value resulting from
                                           movements in interest rates.
   Legg Mason Partners Variable            Seeks long-term capital appreciation.         Smith Barney Fund Management LLC
     Aggressive Growth Portfolio
   Legg Mason Partners Variable High       Seeks high current income. Secondarily,       Smith Barney Fund Management LLC
     Income Portfolio                      seeks capital appreciation.
   Legg Mason Partners Variable            Seeks total return on assets from growth      Smith Barney Fund Management LLC
     International All Cap Growth          of capital and income.
     Portfolio+*
   Legg Mason Partners Variable Large      Seeks long-term growth of capital.            Smith Barney Fund Management LLC
     Cap Growth Portfolio
   Legg Mason Partners Variable Large      Seeks long-term growth of capital with        Smith Barney Fund Management LLC
     Cap Value Portfolio+*                 current income as a secondary objective.
   Legg Mason Partners Variable Mid        Seeks long-term growth of capital.            Smith Barney Fund Management LLC
     Cap Core Portfolio
   Legg Mason Partners Variable Money      Seeks to maximize current income              Smith Barney Fund Management LLC
     Market Portfolio                      consistent with preservation of capital.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV
   Legg Mason Partners Variable            Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     All Cap Growth and Value

FUNDING                                                   INVESTMENT                                INVESTMENT
OPTION                                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------     ----------------------------------
   Legg Mason Partners Variable            Seeks a balance between long-term growth     Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -       of capital and principal preservation.
     Balanced All Cap Growth and Value
   Legg Mason Partners Variable            Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     Global All Cap Growth and Value
   Legg Mason Partners Variable            Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     Large Cap Growth and Value
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners Variable Small      Seeks long-term capital growth.              Smith Barney Fund Management LLC
     Cap Growth Opportunities Portfolio
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio -      Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A                                                                            Subadviser: Dreman Value
                                                                                        Management L.L.C.
   Harris Oakmark International            Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio - Class A                                                                Subadviser: Harris Associates L.P.
   Janus Capital Appreciation              Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio - Class A                                                                Subadviser: Janus Capital
                                                                                        Management LLC
   Lord Abbett Growth and Income           Seeks growth of capital and current          Met Investors Advisory, LLC
     Portfolio - Class B                   income without excessive fluctuations in     Subadviser: Lord, Abbett & Co. LLC
                                           the market value.
   Lord Abbett Mid-Cap Value Portfolio     Seeks capital appreciation through           Met Investors Advisory, LLC
     - Class B                             investment, primarily in equity              Subadviser: Lord, Abbett & Co. LLC
                                           securities which are believed to be
                                           undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio -      Seeks long-term capital growth.              Met Investors Advisory, LLC
     Class A                                                                            Subadviser: Merrill Lynch
                                                                                        Investment Managers, L.P.
   Met/AIM Capital Appreciation            Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio - Class A                                                                Subadviser:  AIM Capital
                                                                                        Management, Inc.
   Met/AIM Small Cap Growth Portfolio      Seeks long-term growth of capital.           Met Investors Advisory, LLC
     - Class A                                                                          Subadviser:  AIM Capital
                                                                                        Management, Inc.
   MFS(R) Value Portfolio - Class A        Seeks capital appreciation and               Met Investors Advisory, LLC
                                           reasonable income.                           Subadviser: Massachusetts
                                                                                        Financial Services Company.
   Neuberger Berman Real Estate            Seeks to provide total return through        Met Investors Advisory, LLC
     Portfolio - Class A                   investment in real estate securities,        Subadviser: Neuberger Berman
                                           emphasizing both capital appreciation        Management, Inc.
                                           and current income.
   Pioneer Fund Portfolio - Class A        Seeks reasonable income and capital          Met Investors Advisory, LLC
                                           growth.                                      Subadviser: Pioneer Investment
                                                                                        Management, Inc.
   Pioneer Mid-Cap Value Portfolio -       Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A                                                                            Subadviser: Pioneer Investment
                                                                                        Management, Inc.
   Pioneer Strategic Income Portfolio      Seeks a high level of current income.        Met Investors Advisory, LLC
     - Class A                                                                          Subadviser: Pioneer Investment
                                                                                        Management, Inc.
   Third Avenue Small Cap Value            Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio - Class B                                                                Subadviser: Third Avenue
                                                                                        Management LLC
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth             Seeks maximum capital appreciation.          MetLife Advisers, LLC
     Portfolio - Class D                                                                 Subadviser: BlackRock Advisors,
                                                                                        Inc.

FUNDING                                                   INVESTMENT                                INVESTMENT
OPTION                                                     OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------     ----------------------------------
   BlackRock Bond Income Portfolio -       Seeks competitive total return primarily     MetLife Advisers, LLC
     Class E                               from investing in fixed-income                Subadviser: BlackRock Advisors,
                                           securities.                                  Inc.
   Capital Guardian U.S. Equity            Seeks long-term growth of capital.           MetLife Advisers, LLC
     Portfolio - Class A                                                                 Subadviser: Capital Guardian
                                                                                        Trust Company
   FI Large Cap Portfolio - Class A        Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                        Subadviser: Fidelity Management &
                                                                                        Research Company
   FI Value Leaders Portfolio - Class D    Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                        Subadviser: Fidelity Management &
                                                                                        Research Company
   MetLife Aggressive Allocation           Seeks growth of capital.                     MetLife Advisers, LLC
     Portfolio - Class B
   MetLife Conservative Allocation         Seeks a high level of current income,        MetLife Advisers, LLC
     Portfolio - Class B                   with growth of capital as a secondary
                                           objective.
   MetLife Conservative to Moderate        Seeks high total return in the form of       MetLife Advisers, LLC
     Allocation Portfolio - Class B        income and growth of capital, with a
                                           greater emphasis on income.
   MetLife Moderate Allocation             Seeks a balance between a high level of      MetLife Advisers, LLC
     Portfolio - Class B                   current income and growth of capital,
                                           with a greater emphasis on growth of
                                           capital.
   MetLife Moderate to Aggressive          Seeks growth of capital.                     MetLife Advisers, LLC
     Allocation Portfolio - Class B
   MFS(R) Total Return Portfolio - Class F Seeks a favorable total return through       MetLife Advisers, LLC
                                           investment in a diversified portfolio.       Subadviser: Massachusetts
                                                                                        Financial Services Company
   Oppenheimer Global Equity Portfolio     Seeks capital appreciation.                  MetLife Advisers, LLC
     - Class B                                                                          Subadviser: OppenheimerFunds, Inc.
   T. Rowe Price Large Cap Growth          Seeks long-term growth of capital and,       MetLife Advisers, LLC
     Portfolio - Class B+*                 secondarily, dividend income.                Subadviser: T. Rowe Price
                                                                                        Associates Inc.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -                 Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of capital and prudent     Company LLC
                                           investment management.
   Total Return Portfolio -                Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of capital and prudent     Company LLC
                                           investment management.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund -       Seeks long-term growth of capital.           Putnam Investment Management, LLC
     Class IB+
   Putnam VT International Equity Fund     Seeks capital appreciation.                  Putnam Investment Management, LLC
     - Class IB+
   Putnam VT Small Cap Value Fund -        Seeks capital appreciation.                  Putnam Investment Management, LLC
     Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio - Class I+    Seeks capital appreciation.                  Van Kampen Asset Management
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -           Seeks long-term capital appreciation.        Fidelity Management & Research
     Service Class                                                                      Company
   VIP Mid Cap Portfolio - Service         Seeks long-term growth of capital.           Fidelity Management & Research
     Class 2                                                                            Company


--------------


+     Closed to new investors.



* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



UNDERLYING FUND NAME CHANGES



                         FORMER NAME                                                        NEW NAME
--------------------------------------------------------------       ---------------------------------------------------------
GREENWICH STREET SERIES FUND                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                              Legg Mason Partners Variable Appreciation Portfolio
   Diversified Strategic Income Portfolio                              Legg Mason Partners Variable Diversified Strategic
                                                                       Income Portfolio
   Equity Index Portfolio                                              Legg Mason Partners Variable Equity Index Portfolio
   Fundamental Value Portfolio                                         Legg Mason Partners Variable Fundamental Value Portfolio
SALOMON BROTHERS SERIES FUND INC                                     LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                        Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                      Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                                               Legg Mason Partners Variable Small Cap Growth Portfolio
SMITH BARNEY INVESTMENT SERIES                                       LEGG MASON PARTNERS VARIABLE INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio                            Legg Mason Partners Variable Dividend Strategy
                                                                       Portfolio
   Smith Barney Premier Selections All Cap Growth Portfolio            Legg Mason Partners Variable Premier Selections All
                                                                       Cap Growth Portfolio
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                               LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Multiple Discipline Portfolio-All Cap Growth and Value              Legg Mason Partners Variable Multiple Discipline
                                                                       Portfolio-All Cap Growth and Value
   Multiple Discipline Portfolio-Balanced All Cap Growth and           Legg Mason Partners Variable Multiple Discipline
   Value
                                                                       Portfolio-Balanced All Cap Growth and Value
   Multiple Discipline Portfolio-Global All Cap Growth and             Legg Mason Partners Variable Multiple Discipline
   Value                                                               Portfolio-Global All Cap Growth and Value
   Multiple Discipline Portfolio-Large Cap Growth and Value            Legg Mason Partners Variable Multiple Discipline
                                                                       Portfolio-Large Cap Growth and Value
TRAVELERS SERIES FUND INC.                                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                 Legg Mason Partners Variable Adjustable Rate Income
                                                                       Portfolio
   Smith Barney Aggressive Growth Portfolio                            Legg Mason Partners Variable Aggressive Growth Portfolio
   Smith Barney High Income Portfolio                                  Legg Mason Partners Variable High Income Portfolio
   Smith Barney International All Cap Growth Portfolio                 Legg Mason Partners Variable International All Cap
                                                                       Growth Portfolio
   Smith Barney Large Capitalization Growth Portfolio                  Legg Mason Partners Variable Large Cap Growth
                                                                       Portfolio
   Smith Barney Large Cap Value Portfolio                              Legg Mason Partners Variable Large Cap Value Portfolio
   Smith Barney Mid Cap Core Portfolio                                 Legg Mason Partners Variable Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio                                 Legg Mason Partners Variable Money Market Portfolio
VARIABLE ANNUITY PORTFOLIOS                                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio               Legg Mason Partners Variable Small Cap Growth
                                                                       Opportunities Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with and into the new Underlying Funds.



                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
--------------------------------------------------------             -------------------------------------------------------
-                                                                    MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                              Janus Capital Appreciation Portfolio
AIM VARIABLE INSURANCE FUND                                          AIM VARIABLE INSURANCE FUND
   AIM VI Premier Equity Fund                                        AIM VI Core Equity Fund
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     AIM Capital Appreciation Portfolio                                MET/AIM Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Equity Income Portfolio                                           FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Large Cap Portfolio                                               FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Aggressive Portfolio                   MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Conservative Portfolio                 MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate to Conservative               MetLife Conservative to Moderate Allocation Portfolio
     Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate to Aggressive                 MetLife Moderate to Aggressive Allocation Portfolio
     Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate Portfolio                     MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mercury Large Cap Core Portfolio                                  Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Mid Cap Growth Portfolio                                   BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Total Return Portfolio                                     MFS(R) Total Return Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     MFS(R) Value Portfolio                                            MFS(R) Value Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mondrian International Stock Portfolio                            Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Fund Portfolio                                            Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Mid-Cap Value Portfolio                                   Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Strategic Income Portfolio                                Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Pioneer Strategic Equity Portfolio                                FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Growth Portfolio                    MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Value Portfolio                     Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Travelers Managed Income Portfolio                                BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Van Kampen Enterprise Portfolio                                   Capital Guardian U.S. Equity Portfolio

UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



            FORMER UNDERLYING FUND                                               NEW UNDERLYING FUND
------------------------------------------------                     ------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     MET INVESTORS SERIES TRUST
   AllianceBernstein Growth and Income Portfolio                       Lord Abbett Growth and Income Portfolio
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio                        T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                                   MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                            Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                                       METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation Portfolio                                 Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                                       MET INVESTORS SERIES TRUST
   Mercury Value Opportunities VI Fund                                 Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VIP TRUST                                         MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                                       Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VIP TRUST                                         METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                                    Oppenheimer Global Equity Portfolio
LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Mid-Cap Value Portfolio                                 Lord Abbett Mid-Cap Value Portfolio
LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Growth and Income Portfolio                             Lord Abbett Growth and Income Portfolio


                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS


GENERAL


We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      -     administration of the annuity options available under the Contracts,

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.



WITHDRAWAL CHARGE


We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for three years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

 YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------
GREATER THAN OR EQUAL       BUT LESS          WITHDRAWAL
          TO                  THAN              CHARGE
---------------------       --------          ----------
       0 years               1 year               6%
        1 year              2 years               5%
       2 years              3 years               4%
       3+ years                                   0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if a lifetime annuity payout has begun

      -     under the Managed Distribution Program

      - if you elect Annuity Payments for a fixed period of at least five years, or


FREE WITHDRAWAL ALLOWANCE


The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.


TRANSFER CHARGE


We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.


ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun, or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.


MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.70% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


ENHANCED STEPPED-UP PROVISION CHARGE


If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT
-------------------------------------------
GREATER THAN OR EQUAL TO      BUT LESS THAN       WITHDRAWAL CHARGE
------------------------      -------------       -----------------
         0 years                  1 year                 6%
         1 year                  2 years                 5%
         2 years                 3 years                 4%
        3+ years                                         0%


Please refer to Payment Options for a description of this benefit.


VARIABLE FUNDING OPTION EXPENSES


We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.


PREMIUM TAX



Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.



CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Growth Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.


AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.



NAME OF RIDER:                          GMWB I                          GMWB II                          GMWB III
-------------                ---------------------------      ---------------------------      --------------------------
                                      Principal                        Principal
ALSO CALLED:                          Guarantee                        Guarantee                Principal Guarantee Value
-------------                ---------------------------      ---------------------------      --------------------------
                              Not available for purchase
                             on or after March 28, 2005,      Available on or after March      Available on or after March
                                unless GMWB II is not           28, 2005 if approved in          28, 2005 if approved in
AVAILABILITY:                   approved in your state                 your state                       your state


You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:


                                                                               GMWB I         GMWB II        GMWB III
                                                                             ----------      ----------      ---------
If you make your first withdrawal BEFORE the 3rd anniversary after you
purchase GMWB:...........................................................    5% of RBB       5% of RBB       5% of RBB

If you make your first withdrawal AFTER the 3rd anniversary after you
purchase GMWB:...........................................................    10% of RBB      10% of RBB      5% of RBB


ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

- To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

- To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

- To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

- To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III


                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------    ----------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
                      ----------------------------------------------------    ----------------------------------------------------
VALUES AS OF
INITIAL GMWB

PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
IMMEDIATELY PRIOR

TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

                                        (100,000           [5,000 X (1-                       (100,000            [5,000 X
PARTIAL WITHDRAWAL                 X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
REDUCTION (PWR)          N/A             8,696                  500             N/A            $11,765              $588

GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588

VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412



WITHDRAWAL EXAMPLE FOR GMWB I



                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------    ------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE            RBB               AWB (5%)
                      ----------------------------------------------------    ------------------------------------------------
VALUES AS OF
INITIAL GMWB

PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
IMMEDIATELY PRIOR

TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

IMMEDIATELY AFTER                        91,304               $4,565                          $88,235              $4,412
WITHDRAWAL                                                                                   [100,000 -
                                  [100,000 - (100,000    [5,000 - (5,000 X                   (100,000 X           [5,000 X
                      $105,000     X 10,000/115,000)]    91,304/100,000)]     $75,000     10,000/85,000)]    (88,235/100,000)]

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:


      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:



            -     a qualified retirement plan (Code Section 401),



            -     a tax-sheltered annuity (Code Section 403(b)),



            -     an individual retirement account (Code Sections 408(a)),



            -     an individual retirement annuity (Code Section 408(b)), or



            -     a qualified deferred compensation plan (Code Section 457).


            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.



            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.


      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.



                                            GMWB I                      GMWB II                       GMWB III
                                            ------                      -------                       --------
Current Annual Charge..........             0.40%                       0.50%                          0.25%
Maximum Annual Charge After a
Reset..........................             1.00%                       1.00%                           N/A


MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:


      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.



      - The total annual payment amount will equal the AWB and will never exceed your RBB, and



      - We will no longer accept subsequent Purchase Payments into the Contract.


If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                        GMWB I                           GMWB II                         GMWB III
                            ------------------------------   ------------------------------   ------------------------------
AWB                          5% of RBB if first withdrawal    5% of RBB if first withdrawal
                                before 3rd anniversary           before 3rd anniversary
                            10% of RBB if first withdrawal   10% of RBB if first withdrawal
                                 after 3rd anniversary            after 3rd anniversary                  5% of RBB
                            ------------------------------   ------------------------------   ------------------------------
ANNUAL CHARGE                            0.40%                            0.50%                            0.25%

RESET                                     Yes                              Yes                              No
                                                             Yes, after the 5th anniversary   Yes, after the 5th anniversary
CAN I CANCEL MY GMWB?                     No                        of GMWB purchase                 of GMWB purchase

INVESTMENT RESTRICTIONS                   No                               Yes                              Yes

WAIVER OF RECALCULATION                   No                               Yes                              Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS



SYSTEMATIC WITHDRAWALS


Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


LOANS


Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS


TYPES OF OWNERSHIP


CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date"). The death benefit is reduced by any applicable premium tax, outstanding loans or withdrawals not previously deducted.

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."


DEATH PROCEEDS BEFORE THE MATURITY DATE



ANNUAL STEP-UP DEATH BENEFIT


The death benefit will be the greatest of:  -   the Contract Value on the Death
                                                Report Date

                                            -   the total Purchase Payments less
                                                the total amount of any
                                                withdrawals made under this
                                                Contract; or

                                            -   the Step-Up Value, if any, as
                                                described below

STEP-UP VALUE. A Step-Up Value will be established on each Contract Date anniversary that occurs on or before the Death Report Date. The Step-Up Value will initially equal the Contract Value on that anniversary. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the step-up value in effect immediately before the reduction for withdrawal, multiplied by
(2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.


For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:



      50,000 x (10,000/55,000) = $9,090


Your new Step-Up Value would be $50,000 - $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


      50,000 x (10,000/30,000) = $16,666


Your new Step-Up Value would be $50,000 - $16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")


THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


      50,000 x (10,000/55,000) = $9,090


You new modified Purchase Payment would be $50,000 - $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


      50,000 x (10,000/30,000) = $16,666


Your new modified Purchase Payment would be $50,000 - $16,666 = $33,334.


PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS



                                                                                                       MANDATORY
    BEFORE THE MATURITY DATE,           THE COMPANY WILL                                              PAYOUT RULES
      UPON THE DEATH OF THE           PAY THE PROCEEDS TO:    UNLESS. . .                                APPLY*
--------------------------------    ------------------------  ----------------------------------      -------------
OWNER (WHO IS NOT THE ANNUITANT)    The beneficiary (ies),    Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)               or if none, to the        continue the Contract rather than
                                    Contract Owner's estate.  receive the distribution.

OWNER (WHO IS THE ANNUITANT)        The beneficiary (ies),    Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)               or if none, to the        continue the Contract rather than
                                    Contract Owner's estate.  receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS     The surviving joint                                               Yes
NOT THE ANNUITANT)                  owner.

NON-SPOUSAL JOINT OWNER (WHO IS     The beneficiary (ies),    Unless the beneficiary elects to        Yes
THE ANNUITANT)                      or, if none, to the       continue the Contract rather than
                                    surviving joint owner.    receive a distribution.

SPOUSAL JOINT OWNER (WHO IS NOT     The surviving joint       Unless the spouse elects to continue    Yes
the Annuitant)                      owner.                    the Contract.

SPOUSAL JOINT OWNER (WHO IS THE     The beneficiary (ies),    Unless the spouse elects to continue    Yes
ANNUITANT)                          or, if none, to the       the Contract.
                                    surviving joint owner.
                                                              A spouse who is not the beneficiary
                                                              may decline to continue the Contract
                                                              and instruct the Company to pay the
                                                              beneficiary.

ANNUITANT (WHO IS NOT THE           The beneficiary (ies),    Unless the beneficiary elects to        Yes
CONTRACT OWNER)                     or if none, to the        continue the Contract rather than
                                    Contract Owner.           receive the distribution.

                                                              But, if there is a Contingent
                                                              Annuitant, then the Contingent
                                                              Annuitant becomes the Annuitant and
                                                              the Contract continues in effect
                                                              (generally using the original
                                                              Maturity Date). The proceeds will
                                                              then be paid upon the death of the
                                                              Contingent Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT      See death of "owner who                                           Yes
OWNER)                              is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A         The beneficiary (ies),                                            Yes (Death of
NON-NATURAL ENTITY/TRUST)           or if none, to the                                                Annuitant is
                                    owner.                                                            treated as death
                                                                                                      of the owner in
                                                                                                      these
                                                                                                      circumstances.)

CONTINGENT ANNUITANT (ASSUMING      No death proceeds are                                             N/A
ANNUITANT IS STILL ALIVE)           payable; Contract
                                    continues.

BENEFICIARY                         No death proceeds are                                             N/A
                                    payable; Contract
                                    continues.

CONTINGENT BENEFICIARY              No death proceeds are                                             N/A
                                    payable; Contract
                                    continues.

                               QUALIFIED CONTRACTS


                                                                                                     MANDATORY
 BEFORE THE MATURITY DATE,             THE COMPANY WILL                                             PAYOUT RULES
   UPON THE DEATH OF THE            PAY THE PROCEEDS TO:      UNLESS. . .                              APPLY*
--------------------------          ------------------------  ---------------------------------     ------------
OWNER / ANNUITANT                   The beneficiary (ies),    Unless the beneficiary elects to      Yes
                                    or if none, to the        continue the Contract rather than
                                    Contract Owner's estate.  receive the distribution.

BENEFICIARY                         No death proceeds are                                           N/A
                                    payable; Contract
                                    continues.

CONTINGENT BENEFICIARY              No death proceeds are                                           N/A
                                    payable; Contract
                                    continues.


--------------


* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.



SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)


Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.


Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.



BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)


If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.


PLANNED DEATH BENEFIT



You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:



      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy, or


      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a Planned Death Benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.


DEATH PROCEEDS AFTER THE MATURITY DATE


If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD


MATURITY DATE


Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among annuity options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life, (b) for life with a minimum number of payments, (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.


ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers")


VARIABLE ANNUITY


You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS


ELECTION OF OPTIONS


While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.


ANNUITY OPTIONS


Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person.

You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period Without Life Contingency. We will make periodic payments for the period selected.

Option 6 - Other Annuity Options - We will make any other arrangements for Annuity Payments as may be mutually agreed upon.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with "Payments for Fixed Period Option without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS


RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.


TERMINATION



We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS


As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.


SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.


                              THE SEPARATE ACCOUNTS



MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.



Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION


In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.


In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.


                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.


GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


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HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


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INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity


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Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.


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The tax law treats all non-qualified deferred annuities issued after October 21,
1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:


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The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                               OTHER INFORMATION


Vintage 3 is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.



THE INSURANCE COMPANIES


Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other


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


financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS



DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to


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

1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.



CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

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RESTRICTIONS ON FINANCIAL TRANSACTIONS


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION


           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/02)                            2005        1.117           1.297                  69,464
                                                               2004        0.952           1.117                  10,285
                                                               2003        0.777           0.952                   5,296
                                                               2002        1.000           0.777                   6,000

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (10/02)             2005        0.997           1.034                  78,144
                                                               2004        0.960           0.997                 119,229
                                                               2003        0.782           0.960                 137,323
                                                               2002        1.142           0.782                  12,403
                                                               2001        1.000           1.142                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (6/02)                                                      2005        1.113           1.143                 433,246
                                                               2004        1.019           1.113                 206,918
                                                               2003        0.786           1.019                 134,576
                                                               2002        1.000           0.786                  70,619

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/02)                                                      2005        1.034           1.166                  95,999
                                                               2004        0.973           1.034                  75,694
                                                               2003        0.803           0.973                  40,191
                                                               2002        1.183           0.803                   4,743
                                                               2001        1.000           1.183                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/02)                  2005        1.473           1.649               1,392,866
                                                               2004        1.322           1.473                 689,281
                                                               2003        0.995           1.322                 338,279

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Global Growth Fund - Class 2 Shares  (continued)            2002        1.188           0.995                 108,035
                                                               2001        1.000           1.188                       -

   Growth Fund - Class 2 Shares (12/01)                        2005        1.362           1.553               5,108,335
                                                               2004        1.233           1.362               3,022,506
                                                               2003        0.918           1.233               1,910,413
                                                               2002        1.238           0.918                 519,111
                                                               2001        1.000           1.238                   5,663

   Growth-Income Fund - Class 2 Shares (12/01)                 2005        1.291           1.341               5,384,780
                                                               2004        1.191           1.291               3,748,375
                                                               2003        0.916           1.191               2,541,469
                                                               2002        1.143           0.916                 825,826
                                                               2001        1.000           1.143                   6,095

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.618           1.703                 444,721
                                                               2004        1.255           1.618                 282,289
                                                               2003        0.953           1.255                 261,390
                                                               2002        1.000           0.953                 110,495

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.204           1.302                 230,497
                                                               2004        1.074           1.204                  45,466
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.202           1.299                 372,761
                                                               2004        1.067           1.202                  73,290
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.032                 360,823

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (5/02)                                               2005        1.267           1.303                 828,548
                                                               2004        1.158           1.267                 703,458
                                                               2003        0.859           1.158                 247,570

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares  (continued)                                         2002        1.228           0.859                  73,361
                                                               2001        1.000           1.228                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.144           1.242               1,920,497
                                                               2004        1.035           1.144                 911,365
                                                               2003        0.842           1.035                 482,403
                                                               2002        1.000           0.842                 112,568

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.767           2.211                 453,826
                                                               2004        1.444           1.767                  74,045
                                                               2003        1.000           1.444                   6,032

   Templeton Foreign Securities Fund - Class 2 Shares (5/02)   2005        1.369           1.481               1,323,471
                                                               2004        1.177           1.369                 672,403
                                                               2003        0.907           1.177                 254,384
                                                               2002        1.134           0.907                 136,180
                                                               2001        1.000           1.134                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.166           1.246                 699,854
                                                               2004        1.024           1.166                 204,395
                                                               2003        0.789           1.024                  96,803
                                                               2002        1.000           0.789                  58,188

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)                               2005        1.202           1.231               2,791,436
                                                               2004        1.125           1.202               2,527,277
                                                               2003        0.920           1.125               2,308,725
                                                               2002        1.137           0.920                 523,480
                                                               2001        1.000           1.137                       -

   Diversified Strategic Income Portfolio (3/02)               2005        1.197           1.205               1,763,130
                                                               2004        1.142           1.197               1,620,778
                                                               2003        1.041           1.142                 729,132
                                                               2002        1.012           1.041                 144,253
                                                               2001        1.000           1.012                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Equity Index Portfolio - Class II Shares (6/02)             2005        1.180           1.208               2,001,890
                                                               2004        1.091           1.180               1,576,990
                                                               2003        0.870           1.091               1,068,257
                                                               2002        1.141           0.870                 208,514
                                                               2001        1.000           1.141                       -

   Fundamental Value Portfolio (2/02)                          2005        1.310           1.347               2,282,236
                                                               2004        1.233           1.310               2,104,693
                                                               2003        0.906           1.233               1,683,561
                                                               2002        1.173           0.906                 528,533
                                                               2001        1.000           1.173                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (4/02)            2005        1.279           1.406                 122,864
                                                               2004        1.081           1.279                 131,294
                                                               2003        0.817           1.081                 131,035
                                                               2002        1.158           0.817                  43,642
                                                               2001        1.000           1.158                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.502           1.534                 386,440
                                                               2004        1.332           1.502                 112,428
                                                               2003        1.000           1.332                 101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.372           1.391                 516,959
                                                               2004        1.241           1.372                 439,996
                                                               2003        1.000           1.241                   9,795

   Mid-Cap Value Portfolio (5/03)                              2005        1.529           1.625                 891,248
                                                               2004        1.256           1.529                 337,639
                                                               2003        1.000           1.256                 171,217

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.117           1.119               2,555,183
                                                               2004        1.045           1.117                 974,468
                                                               2003        1.000           1.045                 233,173

   Total Return Portfolio - Administrative Class (2/02)        2005        1.140           1.146              12,289,203
                                                               2004        1.107           1.140              11,093,565
                                                               2003        1.074           1.107              10,441,947

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class
   (continued)                                                 2002        1.003           1.074               3,411,930
                                                               2001        1.000           1.003                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (1/00)    2005        1.167           1.228                  33,342
                                                               2004        1.105           1.167                 111,087
                                                               2003        0.853           1.105                 111,092
                                                               2002        1.233           0.853                  39,946
                                                               2001        1.000           1.233                       -

   Putnam VT International Equity Fund - Class IB Shares
   (5/02)                                                      2005        1.323           1.458                 188,294
                                                               2004        1.160           1.323                 191,672
                                                               2003        0.919           1.160                 186,378
                                                               2002        1.138           0.919                  63,610
                                                               2001        1.000           1.138                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (3/02)     2005        1.783           1.874                 418,626
                                                               2004        1.439           1.783                 396,956
                                                               2003        0.980           1.439                 376,864
                                                               2002        1.221           0.980                 182,271
                                                               2001        1.000           1.221                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (12/01)                              2005        1.204           1.229               1,548,293
                                                               2004        1.132           1.204               1,643,520
                                                               2003        0.829           1.132               1,213,718
                                                               2002        1.127           0.829                 482,311
                                                               2001        1.000           1.127                   6,229

   Investors Fund - Class I (2/02)                             2005        1.205           1.261               1,014,142
                                                               2004        1.112           1.205               1,069,597
                                                               2003        0.856           1.112                 738,841
                                                               2002        1.134           0.856                 316,814
                                                               2001        1.000           1.134                       -

   Small Cap Growth Fund - Class I (5/02)                      2005        1.329           1.369                 467,037
                                                               2004        1.176           1.329                 436,895
                                                               2003        0.805           1.176                 267,896

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Small Cap Growth Fund - Class I  (continued)                2002        1.255           0.805                  20,161
                                                               2001        1.000           1.255                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (9/02)             2005        1.008           0.988                 274,180
                                                               2004        0.993           1.008                 129,017
                                                               2003        0.819           0.993                  60,101
                                                               2002        1.128           0.819                  13,026
                                                               2001        1.000           1.128                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (4/02)                                                      2005        1.146           1.196                  44,833
                                                               2004        1.135           1.146                  46,001
                                                               2003        0.861           1.135                  33,703
                                                               2002        1.198           0.861                  24,619
                                                               2001        1.000           1.198                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.432           1.480               2,931,737
                                                               2004        1.368           1.432               1,902,696
                                                               2003        1.060           1.368               1,000,414
                                                               2002        1.000           1.060                 228,011

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.280           1.310               6,959,628
                                                               2004        1.242           1.280               4,117,282
                                                               2003        1.037           1.242               1,860,167
                                                               2002        1.000           1.037                 367,255

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.500           1.569               1,001,500
                                                               2004        1.386           1.500                 388,786
                                                               2003        1.073           1.386                 193,380
                                                               2002        1.000           1.073                  27,934

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.417           1.441                 941,155
                                                               2004        1.353           1.417                 596,551
                                                               2003        1.068           1.353                 416,126
                                                               2002        1.000           1.068                  43,322

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)                   2005        1.196           1.277                 190,318
                                                               2004        1.144           1.196                 375,673
                                                               2003        0.901           1.144                 277,176
                                                               2002        1.206           0.901                  89,349
                                                               2001        1.000           1.206                       -

   Equity Income Portfolio (5/02)                              2005        1.326           1.360               2,433,988
                                                               2004        1.229           1.326               2,231,165
                                                               2003        0.955           1.229               1,497,940
                                                               2002        1.130           0.955                 132,792
                                                               2001        1.000           1.130                       -

   Large Cap Portfolio (6/02)                                  2005        1.103           1.177                 305,074
                                                               2004        1.055           1.103                 587,004
                                                               2003        0.862           1.055                 525,495
                                                               2002        1.138           0.862                  71,115
                                                               2001        1.000           1.138                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.108                   4,537

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.019                  25,289

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.053                  49,057

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.086                  44,275

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.030                   4,434

   Mercury Large Cap Core Portfolio (8/02)                     2005        1.145           1.259                 382,840
                                                               2004        1.006           1.145                 528,392
                                                               2003        0.846           1.006                 438,531
                                                               2002        1.151           0.846                  27,272
                                                               2001        1.000           1.151                       -

   MFS Emerging Growth Portfolio (8/02)                        2005        1.104           1.070                       -
                                                               2004        0.997           1.104                 180,941

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------     ----    -------------   -------------     ---------------
MFS Emerging Growth Portfolio  (continued)                  2003        0.787           0.997                 112,048
                                                            2002        1.219           0.787                  33,294
                                                            2001        1.000           1.219                       -

MFS Mid Cap Growth Portfolio (3/02)                         2005        0.827           0.837                 363,071
                                                            2004        0.738           0.827                 197,288
                                                            2003        0.549           0.738                  79,566
                                                            2002        1.000           0.549                   6,056

MFS Total Return Portfolio (2/02)                           2005        1.258           1.271               5,187,440
                                                            2004        1.150           1.258               4,470,787
                                                            2003        1.005           1.150               3,403,681
                                                            2002        1.081           1.005                 458,806
                                                            2001        1.000           1.081                       -

MFS Value Portfolio (5/04)                                  2005        1.119           1.169                 425,726
                                                            2004        1.000           1.119                  22,370

Mondrian International Stock Portfolio (3/02)               2005        1.209           1.300                 476,199
                                                            2004        1.064           1.209                 377,856
                                                            2003        0.843           1.064                  45,040
                                                            2002        1.000           0.843                   7,884

Pioneer Fund Portfolio (5/03)                               2005        1.324           1.377                 109,545
                                                            2004        1.213           1.324                  68,258
                                                            2003        1.000           1.213                  14,955

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.038                   2,664

Pioneer Strategic Income Portfolio (5/04)                   2005        1.092           1.112               1,908,893
                                                            2004        1.000           1.092                 828,053

Strategic Equity Portfolio (4/02)                           2005        1.054           1.056                 229,625
                                                            2004        0.974           1.054                 192,976
                                                            2003        0.749           0.974                 137,627
                                                            2002        1.148           0.749                  83,170
                                                            2001        1.000           1.148                       -

Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027           1.113                   8,406

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.109                  15,029

   Travelers Managed Income Portfolio (3/02)                   2005        1.057           1.052               3,723,014
                                                               2004        1.047           1.057               3,291,375
                                                               2003        0.984           1.047               2,134,736
                                                               2002        0.981           0.984                 483,229
                                                               2001        1.000           0.981                       -

   Van Kampen Enterprise Portfolio (1/00)                      2005        1.041           1.102                 258,617
                                                               2004        1.021           1.041                 124,503
                                                               2003        0.828           1.021                  78,814
                                                               2002        1.194           0.828                       -
                                                               2001        1.000           1.194                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.991           0.996                 337,114
                                                               2004        0.998           0.991                  90,836
                                                               2003        1.000           0.998                   2,550

   Smith Barney Aggressive Growth Portfolio (12/01)            2005        1.143           1.253               3,688,212
                                                               2004        1.059           1.143               3,272,963
                                                               2003        0.802           1.059               2,216,985
                                                               2002        1.213           0.802                 741,620
                                                               2001        1.000           1.213                   5,724

   Smith Barney High Income Portfolio (3/02)                   2005        1.337           1.347               1,752,598
                                                               2004        1.234           1.337               1,653,614
                                                               2003        0.985           1.234               1,341,664
                                                               2002        1.037           0.985                 201,900
                                                               2001        1.000           1.037                       -

   Smith Barney International All Cap Growth Portfolio
   (8/02)                                                      2005        1.234           1.354                  28,486
                                                               2004        1.067           1.234                  29,358
                                                               2003        0.853           1.067                  29,538
                                                               2002        1.169           0.853                  11,018
                                                               2001        1.000           1.169                       -

   Smith Barney Large Cap Value Portfolio (2/02)               2005        1.097           1.147                 133,892
                                                               2004        1.010           1.097                 177,762

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Large Cap Value Portfolio  (continued)         2003        0.806           1.010                 188,000
                                                               2002        1.101           0.806                 170,168
                                                               2001        1.000           1.101                       -

   Smith Barney Large Capitalization Growth Portfolio (2/02)   2005        1.245           1.286               1,397,017
                                                               2004        1.264           1.245               1,352,456
                                                               2003        0.872           1.264               1,110,282
                                                               2002        1.181           0.872                 384,417
                                                               2001        1.000           1.181                       -

   Smith Barney Mid Cap Core Portfolio (2/02)                  2005        1.352           1.437                 576,586
                                                               2004        1.247           1.352                 654,161
                                                               2003        0.979           1.247                 544,924
                                                               2002        1.233           0.979                 270,753
                                                               2001        1.000           1.233                       -

   Smith Barney Money Market Portfolio (4/02)                  2005        0.973           0.982               2,876,757
                                                               2004        0.983           0.973               3,211,212
                                                               2003        0.995           0.983               2,901,484
                                                               2002        1.000           0.995               2,395,570
                                                               2001        1.000           1.000                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/02)           2005        0.987           1.046                 126,788
                                                               2004        0.940           0.987                  96,939
                                                               2003        0.752           0.940                  68,581
                                                               2002        1.134           0.752                  28,027
                                                               2001        1.000           1.134                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (6/02)                                                      2005        1.403           1.445                 342,386
                                                               2004        1.236           1.403                 292,379
                                                               2003        0.887           1.236                 145,645
                                                               2002        1.215           0.887                  36,890
                                                               2001        1.000           1.215                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/02)              2005        1.419           1.628               2,046,688
                                                               2004        1.254           1.419               1,366,552

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------        ----    -------------   ------------      ---------------
Contrafund(R) Portfolio - Service Class  (continued)        2003        0.995           1.254                 855,032
                                                            2002        1.119           0.995                 157,173
                                                            2001        1.000           1.119                       -

Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.418           1.643               1,993,749
                                                            2004        1.159           1.418               1,597,208
                                                            2003        0.854           1.159               1,203,368
                                                            2002        1.000           0.854                 289,347

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.55%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/02)                            2005        1.168           1.346                       -
                                                               2004        1.000           1.168                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (10/02)             2005        1.049           1.080                       -
                                                               2004        1.000           1.049                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (6/02)                                                      2005        1.080           1.101                       -
                                                               2004        1.000           1.080                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/02)                                                      2005        1.057           1.184                       -
                                                               2004        1.000           1.057                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/02)                  2005        1.112           1.237                  13,476
                                                               2004        1.000           1.112                       -

   Growth Fund - Class 2 Shares (12/01)                        2005        1.085           1.229                 299,256
                                                               2004        1.000           1.085                  33,273

   Growth-Income Fund - Class 2 Shares (12/01)                 2005        1.064           1.097                 325,048
                                                               2004        1.000           1.064                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.286           1.344                  13,433
                                                               2004        1.000           1.286                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.116           1.198                   1,287
                                                               2004        1.000           1.116                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.118           1.200                  89,941
                                                               2004        1.000           1.118                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.027                   5,741

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (5/02)                                               2005        1.084           1.107                  19,784
                                                               2004        1.000           1.084                   9,872

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.099           1.184                  50,654
                                                               2004        1.000           1.099                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.260           1.566                       -
                                                               2004        1.000           1.260                       -

   Templeton Foreign Securities Fund - Class 2 Shares (5/02)   2005        1.155           1.240                  30,423
                                                               2004        1.000           1.155                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.118           1.187                  83,827
                                                               2004        1.000           1.118                       -

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)                               2005        1.055           1.073                  49,206
                                                               2004        1.000           1.055                  33,887

   Diversified Strategic Income Portfolio (3/02)               2005        1.069           1.069                       -
                                                               2004        1.000           1.069                       -

   Equity Index Portfolio - Class II Shares (6/02)             2005        1.069           1.086                       -
                                                               2004        1.000           1.069                       -

   Fundamental Value Portfolio (2/02)                          2005        1.057           1.079                     728
                                                               2004        1.000           1.057                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (4/02)            2005        1.129           1.233                       -
                                                               2004        1.000           1.129                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.125           1.140                   3,786
                                                               2004        1.000           1.125                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.098           1.106                  21,268
                                                               2004        1.000           1.098                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.159           1.223                  84,335
                                                               2004        1.000           1.159                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.066           1.061                 234,345
                                                               2004        1.000           1.066                       -

   Total Return Portfolio - Administrative Class (2/02)        2005        1.043           1.042                 357,636
                                                               2004        1.000           1.043                  56,684

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (1/00)    2005        1.066           1.114                       -
                                                               2004        1.000           1.066                       -

   Putnam VT International Equity Fund - Class IB Shares
   (5/02)                                                      2005        1.158           1.266                       -
                                                               2004        1.000           1.158                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (3/02)     2005        1.192           1.243                   2,876
                                                               2004        1.000           1.192                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (12/01)                              2005        1.056           1.071                       -
                                                               2004        1.000           1.056                       -

   Investors Fund - Class I (2/02)                             2005        1.078           1.120                  15,002
                                                               2004        1.000           1.078                       -

   Small Cap Growth Fund - Class I (5/02)                      2005        1.165           1.191                       -
                                                               2004        1.000           1.165                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (9/02)             2005        1.015           0.987                       -
                                                               2004        1.000           1.015                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (4/02)                                                      2005        1.025           1.062                       -
                                                               2004        1.000           1.025                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.038           1.065                 376,920
                                                               2004        1.000           1.038                  26,690

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.030           1.047                  52,916
                                                               2004        1.000           1.030                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.065           1.107                 406,369
                                                               2004        1.000           1.065                 103,866

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.032           1.041                  20,662
                                                               2004        1.000           1.032                  10,329

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)                   2005        1.053           1.117                       -
                                                               2004        1.000           1.053                       -

   Equity Income Portfolio (5/02)                              2005        1.101           1.121                  18,454
                                                               2004        1.000           1.101                       -

   Large Cap Portfolio (6/02)                                  2005        1.047           1.110                       -
                                                               2004        1.000           1.047                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.103                       -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.006           1.015                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------   -------------     ---------------
Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.007           1.049                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.000           1.081                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.000           1.026                       -

Mercury Large Cap Core Portfolio (8/02)                     2005        1.123           1.227                       -
                                                            2004        1.000           1.123                       -

MFS Emerging Growth Portfolio (8/02)                        2005        1.080           1.047                       -
                                                            2004        1.000           1.080                       -

MFS Mid Cap Growth Portfolio (3/02)                         2005        1.072           1.077                       -
                                                            2004        1.000           1.072                       -

MFS Total Return Portfolio (2/02)                           2005        1.095           1.099                 186,486
                                                            2004        1.000           1.095                       -

MFS Value Portfolio (5/04)                                  2005        1.125           1.168                  27,601
                                                            2004        1.000           1.125                       -

Mondrian International Stock Portfolio (3/02)               2005        1.144           1.221                       -
                                                            2004        1.000           1.144                       -

Pioneer Fund Portfolio (5/03)                               2005        1.092           1.128                       -
                                                            2004        1.000           1.092                       -

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.035           1.034                       -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.103           1.114                 159,981
                                                            2004        1.000           1.103                       -

Strategic Equity Portfolio (4/02)                           2005        1.097           1.091                   2,635
                                                            2004        1.000           1.097                       -

Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026           1.109                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.104                     728

   Travelers Managed Income Portfolio (3/02)                   2005        1.028           1.016                   4,104
                                                               2004        1.000           1.028                       -

   Van Kampen Enterprise Portfolio (1/00)                      2005        1.035           1.088                       -
                                                               2004        1.000           1.035                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           0.995                     731
                                                               2004        1.000           0.997                       -

   Smith Barney Aggressive Growth Portfolio (12/01)            2005        1.065           1.159                   9,552
                                                               2004        1.000           1.065                       -

   Smith Barney High Income Portfolio (3/02)                   2005        1.083           1.084                  12,550
                                                               2004        1.000           1.083                       -

   Smith Barney International All Cap Growth Portfolio
   (8/02)                                                      2005        1.154           1.257                       -
                                                               2004        1.000           1.154                       -

   Smith Barney Large Cap Value Portfolio (2/02)               2005        1.080           1.121                       -
                                                               2004        1.000           1.080                       -

   Smith Barney Large Capitalization Growth Portfolio (2/02)   2005        0.989           1.014                  12,501
                                                               2004        1.000           0.989                       -

   Smith Barney Mid Cap Core Portfolio (2/02)                  2005        1.093           1.154                  19,256
                                                               2004        1.000           1.093                   9,888

   Smith Barney Money Market Portfolio (4/02)                  2005        0.992           0.995                     734
                                                               2004        1.000           0.992                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/02)           2005        1.058           1.113                       -
                                                               2004        1.000           1.058                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (6/02)                                                      2005        1.168           1.194                   2,962
                                                               2004        1.000           1.168                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/02)              2005        1.106           1.260                  37,790
                                                               2004        1.000           1.106                       -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.226           1.410                 117,119
                                                               2004        1.000           1.226                       -


                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, The Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



AllianceBernstein Large-Cap Growth Portfolio is no longer available to new contract owners.


AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.


Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract owners.



Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.



Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.



Fixed Fund is no longer available to new contract owners.



Franklin Small - Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners.



Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners.



Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.



Van Kampen LIT Emerging Growth Portfolio is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION


            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                            2005        1.117           1.297                 200,941
                                                               2004        0.952           1.117                 274,552
                                                               2003        0.777           0.952                 276,632
                                                               2002        0.877           0.777                 223,435

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (11/01)             2005        0.997           1.034                 306,578
                                                               2004        0.960           0.997                 445,049
                                                               2003        0.782           0.960                 443,311
                                                               2002        1.142           0.782                 326,594
                                                               2001        1.000           1.142                  72,644

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.113           1.143               1,135,267
                                                               2004        1.019           1.113               1,187,584
                                                               2003        0.786           1.019               1,180,761
                                                               2002        1.000           0.786                 442,063

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/01)                                                     2005        1.034           1.166                 244,221
                                                               2004        0.973           1.034                 458,633
                                                               2003        0.803           0.973                 483,364
                                                               2002        1.183           0.803                 440,010
                                                               2001        1.000           1.183                  25,673

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (10/01)                 2005        1.473           1.649               1,914,049
                                                               2004        1.322           1.473               1,965,953
                                                               2003        0.995           1.322               1,577,762

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Global Growth Fund - Class 2 Shares  (continued)            2002        1.188           0.995                 579,448
                                                               2001        1.000           1.188                  53,009

   Growth Fund - Class 2 Shares (10/01)                        2005        1.362           1.553               6,908,813
                                                               2004        1.233           1.362               7,498,271
                                                               2003        0.918           1.233               6,289,036
                                                               2002        1.238           0.918               2,672,503
                                                               2001        1.000           1.238                 328,550

   Growth-Income Fund - Class 2 Shares (10/01)                 2005        1.291           1.341               6,617,005
                                                               2004        1.191           1.291               7,869,519
                                                               2003        0.916           1.191               6,886,746
                                                               2002        1.143           0.916               3,517,428
                                                               2001        1.000           1.143                 483,056

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.618           1.703                 399,140
                                                               2004        1.255           1.618                 534,356
                                                               2003        0.953           1.255                 420,706
                                                               2002        1.046           0.953                 169,208

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.204           1.302                  60,422
                                                               2004        1.074           1.204                  34,482
                                                               2003        1.000           1.074                   5,122

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.202           1.299                 117,915
                                                               2004        1.067           1.202                  26,373
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.032                 156,613

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (10/01)                                              2005        1.267           1.303                 683,312
                                                               2004        1.158           1.267                 909,411
                                                               2003        0.859           1.158                 907,594

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares  (continued)                                         2002        1.228           0.859                 479,572
                                                               2001        1.000           1.228                  19,240

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.144           1.242               1,734,260
                                                               2004        1.035           1.144               1,999,529
                                                               2003        0.842           1.035               1,608,369
                                                               2002        1.000           0.842                 719,789

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.767           2.211                 838,387
                                                               2004        1.444           1.767                 538,483
                                                               2003        1.000           1.444                  73,437

   Templeton Foreign Securities Fund - Class 2 Shares

   (11/01)                                                     2005        1.369           1.481               2,258,919
                                                               2004        1.177           1.369               1,963,706
                                                               2003        0.907           1.177               1,293,188
                                                               2002        1.134           0.907                 589,742
                                                               2001        1.000           1.134                  29,133

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.166           1.246                 439,470
                                                               2004        1.024           1.166                 662,918
                                                               2003        0.789           1.024                 314,762
                                                               2002        0.831           0.789                 130,925

Greenwich Street Series Fund
   Appreciation Portfolio (11/01)                              2005        1.202           1.231               2,572,298
                                                               2004        1.125           1.202               3,204,167
                                                               2003        0.920           1.125               3,133,227
                                                               2002        1.137           0.920               1,845,981
                                                               2001        1.000           1.137                 203,714

   Diversified Strategic Income Portfolio (10/01)              2005        1.197           1.205               1,348,770
                                                               2004        1.142           1.197               1,817,440
                                                               2003        1.041           1.142               1,747,167
                                                               2002        1.012           1.041                 662,115
                                                               2001        1.000           1.012                 523,138

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Equity Index Portfolio - Class II Shares (10/01)            2005        1.180           1.208               1,239,450
                                                               2004        1.091           1.180               2,117,905
                                                               2003        0.870           1.091               2,036,010
                                                               2002        1.141           0.870                 903,725
                                                               2001        1.000           1.141                  46,322

   Fundamental Value Portfolio (10/01)                         2005        1.310           1.347               4,177,163
                                                               2004        1.233           1.310               5,355,555
                                                               2003        0.906           1.233               4,860,962
                                                               2002        1.173           0.906               3,156,979
                                                               2001        1.000           1.173                 387,824

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (11/01)           2005        1.279           1.406                  90,671
                                                               2004        1.081           1.279                 158,448
                                                               2003        0.817           1.081                 160,435
                                                               2002        1.158           0.817                 125,487
                                                               2001        1.000           1.158                  17,376

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.502           1.534                 237,592
                                                               2004        1.332           1.502                 247,135
                                                               2003        1.000           1.332                  80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.372           1.391                 395,149
                                                               2004        1.241           1.372                 374,495
                                                               2003        1.000           1.241                 244,664

   Mid-Cap Value Portfolio (5/03)                              2005        1.529           1.625                 961,887
                                                               2004        1.256           1.529                 710,264
                                                               2003        1.000           1.256                 316,447

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.117           1.119               1,495,964
                                                               2004        1.045           1.117               2,231,285
                                                               2003        1.000           1.045               1,039,141

   Total Return Portfolio - Administrative Class (10/01)       2005        1.140           1.146              10,573,072
                                                               2004        1.107           1.140              14,158,270

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class
   (continued)                                                 2003        1.074           1.107              14,489,686
                                                               2002        1.003           1.074               8,698,076
                                                               2001        1.000           1.003                 284,980

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2005        1.167           1.228                  84,952
                                                               2004        1.105           1.167                 165,358
                                                               2003        0.853           1.105                 176,949
                                                               2002        1.233           0.853                 126,575
                                                               2001        1.000           1.233                  19,152

   Putnam VT International Equity Fund - Class IB Shares
   (10/01)                                                     2005        1.323           1.458                 375,153
                                                               2004        1.160           1.323                 516,700
                                                               2003        0.919           1.160                 603,425
                                                               2002        1.138           0.919                 285,369
                                                               2001        1.000           1.138                  52,475

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2005        1.783           1.874                 844,247
                                                               2004        1.439           1.783               1,134,138
                                                               2003        0.980           1.439               1,081,087
                                                               2002        1.221           0.980                 712,422
                                                               2001        1.000           1.221                  16,781

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2005        1.204           1.229               2,575,093
                                                               2004        1.132           1.204               3,132,904
                                                               2003        0.829           1.132               2,830,329
                                                               2002        1.127           0.829               1,972,141
                                                               2001        1.000           1.127                 277,708

   Investors Fund - Class I (10/01)                            2005        1.205           1.261               1,173,271
                                                               2004        1.112           1.205               1,380,340
                                                               2003        0.856           1.112                 997,741
                                                               2002        1.134           0.856                 806,373
                                                               2001        1.000           1.134                  76,156

   Small Cap Growth Fund - Class I (11/01)                     2005        1.329           1.369                 983,324
                                                               2004        1.176           1.329               1,076,083

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Small Cap Growth Fund - Class I  (continued)                2003        0.805           1.176               1,094,670
                                                               2002        1.255           0.805                 354,038
                                                               2001        1.000           1.255                   3,283

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (10/01)            2005        1.008           0.988                 275,476
                                                               2004        0.993           1.008                 282,385
                                                               2003        0.819           0.993                 237,783
                                                               2002        1.128           0.819                  29,741
                                                               2001        1.000           1.128                  29,747

   Smith Barney Premier Selections All Cap Growth Portfolio
   (12/01)                                                     2005        1.146           1.196                 774,217
                                                               2004        1.135           1.146                 819,997
                                                               2003        0.861           1.135                 822,579
                                                               2002        1.198           0.861                 536,721
                                                               2001        1.000           1.198                   1,868

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.432           1.480               5,606,393
                                                               2004        1.368           1.432               6,521,502
                                                               2003        1.060           1.368               5,312,500
                                                               2002        1.000           1.060                 964,512

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.280           1.310               6,280,057
                                                               2004        1.242           1.280               6,827,909
                                                               2003        1.037           1.242               5,886,565
                                                               2002        1.000           1.037                 849,098

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.500           1.569               2,589,383
                                                               2004        1.386           1.500               2,421,419
                                                               2003        1.073           1.386                 374,914
                                                               2002        1.000           1.073                  74,562

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.417           1.441                 442,064
                                                               2004        1.353           1.417                 491,432
                                                               2003        1.068           1.353                 261,444
                                                               2002        1.000           1.068                  54,967

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)                  2005        1.196           1.277                 434,982
                                                               2004        1.144           1.196                 595,498
                                                               2003        0.901           1.144                 327,479
                                                               2002        1.206           0.901                  82,566
                                                               2001        1.000           1.206                   3,553

   Equity Income Portfolio (11/01)                             2005        1.326           1.360               2,251,835
                                                               2004        1.229           1.326               2,433,328
                                                               2003        0.955           1.229               1,969,032
                                                               2002        1.130           0.955                 718,818
                                                               2001        1.000           1.130                  27,813

   Large Cap Portfolio (10/01)                                 2005        1.103           1.177               1,103,383
                                                               2004        1.055           1.103                 915,748
                                                               2003        0.862           1.055                 794,841
                                                               2002        1.138           0.862                 226,191
                                                               2001        1.000           1.138                  36,628

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045           1.108                       -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.019                  86,058

   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.053                  78,054

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017           1.086               3,561,326

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.011           1.030                       -

   Mercury Large Cap Core Portfolio (12/01)                    2005        1.145           1.259                 194,233
                                                               2004        1.006           1.145                 273,915
                                                               2003        0.846           1.006                 172,694
                                                               2002        1.151           0.846                 159,360
                                                               2001        1.000           1.151                     614

   MFS Emerging Growth Portfolio (11/01)                       2005        1.104           1.070                       -
                                                               2004        0.997           1.104                 424,267

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------   -------------     ---------------
MFS Emerging Growth Portfolio  (continued)                  2003        0.787           0.997                 275,657
                                                            2002        1.219           0.787                 179,610
                                                            2001        1.000           1.219                   4,324

MFS Mid Cap Growth Portfolio (6/02)                         2005        0.827           0.837               1,016,433
                                                            2004        0.738           0.827                 768,481
                                                            2003        0.549           0.738                 783,843
                                                            2002        0.626           0.549                 222,429

MFS Total Return Portfolio (10/01)                          2005        1.258           1.271               9,648,193
                                                            2004        1.150           1.258              10,625,367
                                                            2003        1.005           1.150               9,375,765
                                                            2002        1.081           1.005               4,154,038
                                                            2001        1.000           1.081                 348,528

MFS Value Portfolio (5/04)                                  2005        1.119           1.169                 108,277
                                                            2004        0.972           1.119                       -

Mondrian International Stock Portfolio (8/02)               2005        1.209           1.300                 424,780
                                                            2004        1.064           1.209                 404,686
                                                            2003        0.843           1.064                 261,140
                                                            2002        0.845           0.843                  35,971

Pioneer Fund Portfolio (5/03)                               2005        1.324           1.377                  25,462
                                                            2004        1.213           1.324                  30,145
                                                            2003        1.000           1.213                  22,941

Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000           1.038                     209

Pioneer Strategic Income Portfolio (5/04)                   2005        1.092           1.112                 176,162
                                                            2004        0.983           1.092                   7,354

Strategic Equity Portfolio (11/01)                          2005        1.054           1.056                 738,970
                                                            2004        0.974           1.054                 840,779
                                                            2003        0.749           0.974                 875,861
                                                            2002        1.148           0.749                 654,693
                                                            2001        1.000           1.148                 122,403

Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.113                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005           1.109                       -

   Travelers Managed Income Portfolio (10/01)                  2005        1.057           1.052               2,208,312
                                                               2004        1.047           1.057               3,414,689
                                                               2003        0.984           1.047               4,096,730
                                                               2002        0.981           0.984               2,197,709
                                                               2001        1.000           0.981                  86,039

   Van Kampen Enterprise Portfolio (11/01)                     2005        1.041           1.102                 216,442
                                                               2004        1.021           1.041                 216,807
                                                               2003        0.828           1.021                  65,519
                                                               2002        1.194           0.828                  50,164
                                                               2001        1.000           1.194                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.991           0.996                 453,573
                                                               2004        0.998           0.991                 429,944
                                                               2003        1.000           0.998                 109,660

   Smith Barney Aggressive Growth Portfolio (10/01)            2005        1.143           1.253               4,973,640
                                                               2004        1.059           1.143               6,336,022
                                                               2003        0.802           1.059               6,029,951
                                                               2002        1.213           0.802               3,744,111
                                                               2001        1.000           1.213                 395,035

   Smith Barney High Income Portfolio (10/01)                  2005        1.337           1.347               2,011,733
                                                               2004        1.234           1.337               2,626,527
                                                               2003        0.985           1.234               2,202,057
                                                               2002        1.037           0.985                 807,357
                                                               2001        1.000           1.037                  54,303

   Smith Barney International All Cap Growth Portfolio
   (11/01)                                                     2005        1.234           1.354                 410,909
                                                               2004        1.067           1.234                 311,483
                                                               2003        0.853           1.067                 329,999
                                                               2002        1.169           0.853               2,340,496
                                                               2001        1.000           1.169                       -

   Smith Barney Large Cap Value Portfolio (11/01)              2005        1.097           1.147               1,029,899
                                                               2004        1.010           1.097               1,389,777

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Large Cap Value Portfolio  (continued)         2003        0.806           1.010               1,356,296
                                                               2002        1.101           0.806               1,102,306
                                                               2001        1.000           1.101                 140,595

   Smith Barney Large Capitalization Growth Portfolio
   (10/01)                                                     2005        1.245           1.286               1,588,431
                                                               2004        1.264           1.245               1,826,099
                                                               2003        0.872           1.264               2,146,063
                                                               2002        1.181           0.872                 959,386
                                                               2001        1.000           1.181                 220,733

   Smith Barney Mid Cap Core Portfolio (10/01)                 2005        1.352           1.437               1,184,951
                                                               2004        1.247           1.352               1,428,209
                                                               2003        0.979           1.247               1,440,600
                                                               2002        1.233           0.979                 736,476
                                                               2001        1.000           1.233                 106,957

   Smith Barney Money Market Portfolio (10/01)                 2005        0.973           0.982               2,976,424
                                                               2004        0.983           0.973               2,990,206
                                                               2003        0.995           0.983               7,405,805
                                                               2002        1.000           0.995               8,019,286
                                                               2001        1.000           1.000               4,696,068

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (10/01)          2005        0.987           1.046                 220,369
                                                               2004        0.940           0.987                 331,269
                                                               2003        0.752           0.940                 350,888
                                                               2002        1.134           0.752                 217,610
                                                               2001        1.000           1.134                  81,986

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (11/01)                                                     2005        1.403           1.445                 629,540
                                                               2004        1.236           1.403                 853,139
                                                               2003        0.887           1.236                 793,268
                                                               2002        1.215           0.887                 191,027
                                                               2001        1.000           1.215                  20,517


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (10/01)             2005        1.419           1.628               1,117,054
                                                               2004        1.254           1.419                 871,719
                                                               2003        0.995           1.254                 733,222
                                                               2002        1.119           0.995                 494,365
                                                               2001        1.000           1.119                  61,062

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.418           1.643               1,771,018
                                                               2004        1.159           1.418               1,933,959
                                                               2003        0.854           1.159               1,521,044
                                                               2002        1.000           0.854                 558,775

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.55%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                            2005        1.168           1.346                       -
                                                               2004        1.000           1.168                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (11/01)             2005        1.049           1.080                       -
                                                               2004        1.000           1.049                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.080           1.101                  20,275
                                                               2004        1.000           1.080                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/01)                                                     2005        1.057           1.184                       -
                                                               2004        1.000           1.057                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (10/01)                 2005        1.112           1.237                       -
                                                               2004        1.000           1.112                       -

   Growth Fund - Class 2 Shares (10/01)                        2005        1.085           1.229                 111,863
                                                               2004        1.000           1.085                     758

   Growth-Income Fund - Class 2 Shares (10/01)                 2005        1.064           1.097                  20,129
                                                               2004        1.000           1.064                     766

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.286           1.344                       -
                                                               2004        1.000           1.286                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.116           1.198                       -
                                                               2004        1.000           1.116                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.118           1.200                   7,071
                                                               2004        1.000           1.118                     740

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.027                       -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (10/01)                                              2005        1.084           1.107                     554
                                                               2004        1.000           1.084                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.099           1.184                  12,050
                                                               2004        1.000           1.099                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.260           1.566                  10,108
                                                               2004        1.000           1.260                  11,772

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/01)                                                     2005        1.155           1.240                 106,151
                                                               2004        1.000           1.155                  63,377

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.118           1.187                  59,083
                                                               2004        1.000           1.118                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/01)                              2005        1.055           1.073                       -
                                                               2004        1.000           1.055                       -

   Diversified Strategic Income Portfolio (10/01)              2005        1.069           1.069                       -
                                                               2004        1.000           1.069                       -

   Equity Index Portfolio - Class II Shares (10/01)            2005        1.069           1.086                       -
                                                               2004        1.000           1.069                       -

   Fundamental Value Portfolio (10/01)                         2005        1.057           1.079                       -
                                                               2004        1.000           1.057                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (11/01)           2005        1.129           1.233                       -
                                                               2004        1.000           1.129                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.125           1.140                  85,885
                                                               2004        1.000           1.125                  64,090

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.098           1.106                   7,639
                                                               2004        1.000           1.098                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.159           1.223                  77,371
                                                               2004        1.000           1.159                  63,332

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.066           1.061                  64,499
                                                               2004        1.000           1.066                  60,172

   Total Return Portfolio - Administrative Class (10/01)       2005        1.043           1.042                     261
                                                               2004        1.000           1.043                     249

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2005        1.066           1.114                       -
                                                               2004        1.000           1.066                       -

   Putnam VT International Equity Fund - Class IB Shares
   (10/01)                                                     2005        1.158           1.266                       -
                                                               2004        1.000           1.158                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2005        1.192           1.243                  16,915
                                                               2004        1.000           1.192                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2005        1.056           1.071                       -
                                                               2004        1.000           1.056                       -

   Investors Fund - Class I (10/01)                            2005        1.078           1.120                       -
                                                               2004        1.000           1.078                       -

   Small Cap Growth Fund - Class I (11/01)                     2005        1.165           1.191                       -
                                                               2004        1.000           1.165                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (10/01)            2005        1.015           0.987                       -
                                                               2004        1.000           1.015                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (12/01)                                                     2005        1.025           1.062                       -
                                                               2004        1.000           1.025                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.038           1.065                 101,872
                                                               2004        1.000           1.038                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.030           1.047                       -
                                                               2004        1.000           1.030                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.065           1.107                       -
                                                               2004        1.000           1.065                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.032           1.041                       -
                                                               2004        1.000           1.032                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)                  2005        1.053           1.117                       -
                                                               2004        1.000           1.053                       -

   Equity Income Portfolio (11/01)                             2005        1.101           1.121                       -
                                                               2004        1.000           1.101                       -

   Large Cap Portfolio (10/01)                                 2005        1.047           1.110                       -
                                                               2004        1.000           1.047                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.044           1.103                  26,398

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.015                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------   -------------     ---------------
Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.049                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.017           1.081                 456,630

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                            2005        1.010           1.026                       -

Mercury Large Cap Core Portfolio (12/01)                    2005        1.123           1.227                  79,209
                                                            2004        1.000           1.123                       -

MFS Emerging Growth Portfolio (11/01)                       2005        1.080           1.047                       -
                                                            2004        1.000           1.080                       -

MFS Mid Cap Growth Portfolio (6/02)                         2005        1.072           1.077                       -
                                                            2004        1.000           1.072                       -

MFS Total Return Portfolio (10/01)                          2005        1.095           1.099                  82,443
                                                            2004        1.000           1.095                     983

MFS Value Portfolio (5/04)                                  2005        1.125           1.168                       -
                                                            2004        1.000           1.125                       -

Mondrian International Stock Portfolio (8/02)               2005        1.144           1.221                       -
                                                            2004        1.000           1.144                       -

Pioneer Fund Portfolio (5/03)                               2005        1.092           1.128                       -
                                                            2004        1.000           1.092                       -

Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000           1.034                       -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.103           1.114                       -
                                                            2004        1.000           1.103                       -

Strategic Equity Portfolio (11/01)                          2005        1.097           1.091                       -
                                                            2004        1.000           1.097                       -

Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.109                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.004           1.104                       -

   Travelers Managed Income Portfolio (10/01)                  2005        1.028           1.016                       -
                                                               2004        1.000           1.028                       -

   Van Kampen Enterprise Portfolio (11/01)                     2005        1.035           1.088                       -
                                                               2004        1.000           1.035                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           0.995                       -
                                                               2004        1.000           0.997                       -

   Smith Barney Aggressive Growth Portfolio (10/01)            2005        1.065           1.159                       -
                                                               2004        1.000           1.065                       -

   Smith Barney High Income Portfolio (10/01)                  2005        1.083           1.084                       -
                                                               2004        1.000           1.083                       -

   Smith Barney International All Cap Growth Portfolio
   (11/01)                                                     2005        1.154           1.257                       -
                                                               2004        1.000           1.154                       -

   Smith Barney Large Cap Value Portfolio (11/01)              2005        1.080           1.121                       -
                                                               2004        1.000           1.080                       -

   Smith Barney Large Capitalization Growth Portfolio
   (10/01)                                                     2005        0.989           1.014                       -
                                                               2004        1.000           0.989                       -

   Smith Barney Mid Cap Core Portfolio (10/01)                 2005        1.093           1.154                       -
                                                               2004        1.000           1.093                       -

   Smith Barney Money Market Portfolio (10/01)                 2005        0.992           0.995                       -
                                                               2004        1.000           0.992                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (10/01)          2005        1.058           1.113                       -
                                                               2004        1.000           1.058                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (11/01)                                                     2005        1.168           1.194                       -
                                                               2004        1.000           1.168                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (10/01)             2005        1.106           1.260                       -
                                                               2004        1.000           1.106                       -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.226           1.410                  46,585
                                                               2004        1.000           1.226                  19,636


                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, The Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, which is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



AllianceBernstein Large-Cap Growth Portfolio is no longer available to new contract owners.


AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.


Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract owners.



Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.



Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.



Fixed Fund is no longer available to new contract owners.



Franklin Small - Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners.



Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners.



Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.



Van Kampen LIT Emerging Growth Portfolio is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors


TRANSFERS


You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                      The Insurance Company
                      Principal Underwriter
                      Distribution and Principal Underwriting Agreement Valuation of Assets
                      Federal Tax Considerations
                      Independent Registered Public Accounting Firm Condensed Financial Information
                      Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below and mail to us at One Cityplace, 185 Asylum St., 3 CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.



Name:    _______________________________

Address: _______________________________

         _______________________________

         Check Box:

         [ ] MIC-BOOK-04-08-81-82-83

         [ ] MLAC-BOOK-04-08-81-82-83



Book 04                                                             May 1, 2006

               PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY PROSPECTUS:
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



This Prospectus describes PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and the Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:



AMERICAN FUNDS INSURANCE SERIES - CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
DREYFUS VARIABLE INVESTMENT FUND - INITIAL SHARES
   Dreyfus Variable Investment Fund - Appreciation Portfolio
   Dreyfus Variable Investment Fund - Developing Leaders
     Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES - SERVICE SHARES
   Global Technology Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - CLASS I+
   Legg Mason Partners Variable All Cap Portfolio+
   Legg Mason Partners Variable Investors Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Small Cap Growth Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Aggressive Growth Portfolio -
     Class I+
   Legg Mason Partners Variable Equity Index Portfolio -
     Class II+
   Legg Mason Partners Variable Growth and Income Portfolio -
     Class I+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income
     Portfolio+
   Legg Mason Partners Variable Social Awareness Stock
     Portfolio+
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock Portfolio - Class A+
   Dreman Small-Cap Value Portfolio - Class A+
   Federated High Yield Portfolio - Class A+
   Harris Oakmark International Portfolio - Class A+
   Janus Capital Appreciation Portfolio - Class A+
   Legg Mason Partners Managed Assets Portfolio - Class A+
   Lord Abbett Bond Debenture Portfolio - Class A+
   Lord Abbett Growth and Income Portfolio - Class B+
   Lord Abbett Mid-Cap Value Portfolio - Class B+
   Mercury Large-Cap Core Portfolio - Class A+
   Met/AIM Capital Appreciation Portfolio - Class A+
   Met/AIM Small Cap Growth Portfolio - Class A+
   MFS(R) Value Portfolio - Class A+
   Neuberger Berman Real Estate Portfolio - Class A+
   Pioneer Fund Portfolio - Class A+
   Pioneer Mid-Cap Value Portfolio - Class A
   Pioneer Strategic Income Portfolio - Class A+
   Third Avenue Small Cap Value Portfolio - Class B+
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio - Class D+
   BlackRock Bond Income Portfolio - Class A+
   BlackRock Money Market Portfolio - Class A+
   FI Large Cap Portfolio - Class A+
   FI Value Leaders Portfolio - Class D+
   MFS(R) Total Return Portfolio - Class F+
   Oppenheimer Global Equity Portfolio - Class B+
   Western Asset Management High Yield Bond Portfolio - Class A+
      Western Asset Management U.S. Government Portfolio - Class A+ OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA - Service Shares+
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio - Administrative Class
   Total Return Portfolio - Administrative Class
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value Fund - Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II
VARIABLE INSURANCE PRODUCTS FUND
VIP Contrafund(R) Portfolio - Service Class 2
   VIP Mid Cap Portfolio - Service Class 2
METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION  PORTFOLIOS - CLASS B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+
   MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+
   MetLife Aggressive Allocation Portfolio+


--------------


(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract--The Variable Funding Options" for more information.



*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract, certain contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary...............................................    3
Summary................................................    5
Fee Table..............................................    9
Condensed Financial Information........................   18
The Annuity Contract...................................   18
   Contract Owner Inquiries............................   19
   Purchase Payments...................................   19
   Accumulation Units..................................   19
   The Variable Funding Options........................   19
The Fixed Account......................................   25
Charges and Deductions.................................   25
   General.............................................   25
   Withdrawal Charge...................................   26
   Free Withdrawal Allowance...........................   27
   Transfer Charge.....................................   27
   Administrative Charges..............................   27
   Mortality and Expense Risk Charge...................   27
   Enhanced Stepped-Up Provision Charge................   28
   Guaranteed Minimum Withdrawal
      Benefit Charge...................................   28
   Variable Liquidity Benefit Charges..................   28
   Variable Funding Option Expenses....................   28
   Premium Tax.........................................   28
   Changes in Taxes Based upon Premium
     or Value..........................................   28
Transfers..............................................   28
   Market Timing/Excessive Trading.....................   29
   Dollar Cost Averaging...............................   30
Access to Your Money...................................   31
   Guaranteed Minimum Withdrawal Benefit...............   31
   Systematic Withdrawals..............................   36
   Loans...............................................   37
Ownership Provisions...................................   37
   Types of Ownership..................................   37
     Contract Owner....................................   37
     Beneficiary.......................................   37
     Annuitant.........................................   37
Death Benefit..........................................   38
   Death Proceeds before the Maturity Date.............   38
   Enhanced Stepped-Up Provision.......................   39
   Payment of Proceeds.................................   39
   Spousal Contract Continuance........................   41
   Beneficiary Contract Continuance....................   41
   Planned Death Benefit...............................   42
   Death Proceeds after Maturity Date..................   42
The Annuity Period.....................................   42
   Maturity Date.......................................   42
   Allocation of Annuity...............................   43
   Variable Annuity....................................   43
   Fixed Annuity.......................................   43
Payment Options........................................   44
   Election of Options.................................   44
   Annuity Options.....................................   44
   Variable Liquidity Benefit..........................   44
Miscellaneous Contract Provisions......................   45
   Right to Return.....................................   45
   Termination.........................................   45
   Required Reports....................................   45
   Suspension of Payments..............................   45
The Separate Accounts..................................   46
   Performance Information.............................   46
Federal Tax Considerations.............................   47
   General Taxation of Annuities.......................   47
   Types of Contracts: Qualified and Non-qualified.....   47
   Qualified Annuity Contracts.........................   47
     Taxation of Qualified Annuity Contracts...........   47
     Mandatory Distributions for Qualified Plans.......   47
   Non-qualified Annuity Contracts.....................   48
     Diversification Requirements for
       Variable Annuities..............................   49
     Ownership of the Investments......................   49
     Taxation of Death Benefit Proceeds................   49
   Other Tax Considerations............................   49
     Treatment of Charges for Optional Benefits........   49
     Puerto Rico Tax Considerations....................   49
     Non-Resident Aliens...............................   50
Other Information......................................   50
   The Insurance Companies.............................   50
   Financial Statements................................   51
   Distribution of Variable Annuity Contracts..........   51
   Conformity with State and Federal Laws..............   53
   Voting Rights.......................................   53
   Restrictions on Financial Transactions..............   53
   Legal Proceedings...................................   53
Appendix A: Condensed Financial
   Information: MetLife of CT Separate Account Nine
   for Variable Annuities..............................  A-1
Appendix B: Condensed Financial
   Information: MetLife of CT Separate Account Ten
   for Variable Annuities..............................  B-1
Appendix C: The Fixed Account..........................  C-1
Appendix D: Contents of the Statement of
   Additional Information..............................  D-1

                                    GLOSSARY


ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.


ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:


                     PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.



You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under Qualified Contracts, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under Non-qualified Contracts, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.



WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.


You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" for more information.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.70%. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.


We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after three full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.



WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.....................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE.......................................................  $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE.....................................    6%(3)

(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE.................................  $30(4)

---------


(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:


      YEARS SINCE PURCHASE PAYMENT MADE
----------------------------------------
 GREATER THAN OR EQUAL TO  BUT LESS THAN  WITHDRAWAL CHARGE
-------------------------  -------------  -----------------
 0 years                      1 years             6%
 1 years                      2 years             5%
 2 years                      3 years             4%
3 + years                                         0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:

     YEARS SINCE INITIAL PURCHASE PAYMENT
 GREATER THAN OR EQUAL TO  BUT LESS THAN   WITHDRAWAL CHARGE
-------------------------  --------------  ------------------
 0 years                      1 years             6%
 1 years                      2 years             5%
 2 years                      3 years             4%
3 + years                                         0%


------
(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:



Mortality and Expense Risk Charge...........................   1.70%(5)
Administrative Expense Charge...............................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED...........................................   1.85%
Optional E.S.P. Charge......................................   0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED....................................................   2.05%
Optional GMWB I Charge(maximum upon reset)..................   1.00%(6)
Optional GMWB II Charge(maximum upon reset).................   1.00%(6)
Optional GMWB III Charge....................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
SELECTED....................................................   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
SELECTED....................................................   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
SELECTED....................................................   2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB I SELECTED.............................................   3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB II SELECTED............................................   3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB III SELECTED...........................................   2.30%


---------------------------------


(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc. and an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust



(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                       MINIMUM   MAXIMUM
                                                       -------   -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)  0.42%     4.47%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                   DISTRIBUTION                                                      NET TOTAL
                                                     AND/OR                  TOTAL ANNUAL  CONTRACTUAL FEE WAIVER     ANNUAL
                                     MANAGEMENT   SERVICE(12B-1)    OTHER     OPERATING        AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                        FEE            FEES        EXPENSES    EXPENSES          REIMBURSEMENT      EXPENSES**
----------------------------------- -----------  ---------------  ---------  -----------   ----------------------   -----------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity
      Fund - Series I+                     0.60%               -       0.27%         0.87%                      -         0.87%(1)
AMERICAN FUNDS INSURANCE
   SERIES
   American Funds Global
      Growth Fund - Class 2*               0.58%            0.25%      0.04%         0.87%                      -         0.87%
   American Funds Growth
      Fund - Class 2*                      0.33%            0.25%      0.02%         0.60%                      -         0.60%
   American Funds
      Growth-Income Fund -
      Class 2*                             0.28%            0.25%      0.01%         0.54%                      -         0.54%
CREDIT SUISSE TRUST
   Credit Suisse Trust
      Emerging Markets
      Portfolio+                           1.25%               -       0.44%         1.69%                      -         1.69%
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
      Investment Fund -
      Appreciation
      Portfolio - Initial
      Shares                               0.75%               -       0.05%         0.80%                      -         0.80%
   Dreyfus Variable
      Investment Fund -
      Developing Leaders
      Portfolio - Initial
      Shares                               0.75%               -       0.06%         0.81%                      -         0.81%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Templeton Developing
      Markets Securities
      Fund - Class 2*                      1.24%            0.25%      0.29%         1.78%                      -         1.78%
   Templeton Foreign
      Securities Fund -
      Class 2*                             0.65%            0.25%      0.17%         1.07%                   0.05%        1.02%(2)
JANUS ASPEN SERIES
   Global Life Sciences
      Portfolio - Service
      Shares*+                             0.64%            0.25%      0.31%         1.20%                      -         1.20%
   Global Technology
      Portfolio  Service
      Shares*                              0.64%            0.25%      0.09%         0.98%                      -         0.98%
   Worldwide Growth
      Portfolio  Service
      Shares*+                             0.60%            0.25%      0.01%         0.86%                      -         0.86%(3)
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap
      Portfolio*                           0.75%            0.25%      0.22%         1.22%                      -         1.22%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS I, INC.
   Legg Mason Partners Variable
      All Cap Portfolio - Class I          0.75%               -       0.07%         0.82%                      -         0.82%
   Legg Mason Partners Variable
      Investors Portfolio -
      Class I                              0.65%               -       0.06%         0.71%                      -         0.71%
   Legg Mason Partners Variable
      Large Cap Growth Portfolio
      - Class I                            0.75%               -       0.72%         1.47%                      -         1.47%
   Legg Mason Partners Variable
      Small Cap Growth Portfolio
      - Class I                            0.75%               -       0.22%         0.97%                      -         0.97%

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable
      Aggressive Growth
      Portfolio - Class I                  0.75%               -       0.18%         0.93%                      -         0.93%(4)
   Legg Mason Partners Variable
      Equity Index Portfolio -
      Class II*                            0.31%            0.25%      0.03%         0.59%                      -         0.59%
   Legg Mason Partners Variable
      Growth and Income
      Portfolio - Class I                  0.65%               -       0.52%         1.17%                      -         1.17%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS III, INC.
   Legg Mason Partners Variable
      Adjustable Rate Income
      Portfolio*++                         0.55%            0.25%      0.28%         1.08%                      -         1.08%(5)
   Legg Mason Partners Variable
      Social Awareness Stock
      Portfolio+                           0.71%               -       0.04%         0.75%                      -         0.75%(6)
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock
      Portfolio - Class A                  0.70%               -       0.10%         0.80%                      -         0.80%(7)
   Dreman Small-Cap Value
      Portfolio - Class A                  0.83%               -       3.64%         4.47%                   3.37%        1.10%(7)
   Federated High Yield
      Portfolio - Class A                  0.60%               -       0.21%         0.81%                      -         0.81%(7)
   Harris Oakmark International
      Portfolio - Class A                  0.82%                       0.13%         0.95%                      -         0.95%
   Janus Capital Appreciation
      Portfolio - Class A                  0.65%               -       0.09%         0.74%                      -         0.74%(7)
   Legg Mason Partners Managed
      Assets Portfolio - Class A           0.50%               -       0.09%         0.59%                      -         0.59%(7)
   Lord Abbett Bond Debenture
      Portfolio - Class A                  0.51%               -       0.05%         0.56%                      -         0.56%
   Lord Abbett Growth and Income
      Portfolio - Class B*                 0.50%            0.25%      0.04%         0.79%                      -         0.79%(7)
   Lord Abbett Mid-Cap Value
      Portfolio - Class B*                 0.68%            0.25%      0.08%         1.01%                      -         1.01%
   Mercury Large-Cap Core
      Portfolio - Class A                  0.78%               -       0.12%         0.90%                      -         0.90%(7)
   Met/AIM Capital Appreciation
      Portfolio - Class A                  0.76%               -       0.05%         0.81%                      -         0.81%(7)
   Met/AIM Small Cap Growth
      Portfolio - Class A                  0.90%               -       0.10%         1.00%                      -         1.00%(7)
   MFS(R) Value Portfolio - Class A        0.73%               -       0.24%         0.97%                      -         0.97%(7)
   Neuberger Berman Real Estate
      Portfolio - Class A                  0.67%               -       0.03%         0.70%                      -         0.70%
   Pioneer Fund Portfolio -
      Class A                              0.75%                       0.28%         1.03%                   0.03%        1.00%(7)
   Pioneer Mid-Cap Value
      Portfolio - Class A                  0.75%               -       2.84%         3.59%                   2.59%        1.00%(7)

   Pioneer Strategic Income
      Portfolio - Class A                  0.73%               -       0.09%         0.82%                      -         0.82%(7)
   Third Avenue Small Cap Value
      Portfolio - Class B*                 0.75%            0.25%      0.05%         1.05%                      -         1.05%
Metropolitan Series Fund, Inc.
   BlackRock Aggressive Growth
      Portfolio - Class D*                 0.73%            0.10%      0.06%         0.89%                      -         0.89%
   BlackRock Bond Income
      Portfolio - Class A                  0.40%               -       0.07%         0.47%                      -         0.47%(8)
   BlackRock Money Market
      Portfolio - Class A                  0.35%               -       0.07%         0.42%                   0.01%        0.41%(9)
   FI Large Cap Portfolio -
      Class A                              0.80%               -       0.06%         0.86%                      -         0.86%(10)
   FI Value Leaders Portfolio -
      Class D*                             0.66%            0.10%      0.07%         0.83%                      -         0.83%
   MFS(R) Total Return Portfolio -
      Class F*                             0.57%            0.20%      0.16%         0.93%                      -         0.93%(12)
   Oppenheimer Global Equity
      Portfolio - Class B*                 0.60%            0.25%      0.33%         1.18%                      -         1.18%
   T. Rowe Price Large Cap
      Growth Portfolio - Class
      B*+                                  0.60%            0.25%      0.12%         0.97%                      -         0.97%(11)
   Western Asset Management High
      Yield Bond Portfolio -
      Class A                              0.48%               -       0.12%         0.60%                      -         0.60%(10)
   Western Asset Management U.S.
      Government Portfolio -
      Class A                              0.54%               -       0.07%         0.61%                      -         0.61%
OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Main Street
      Fund/VA - Service Shares*            0.65%            0.25%      0.01%         0.91%                      -         0.91%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -
      Administrative Class                 0.25%               -       0.41%         0.66%                      -         0.66%(13)
   Total Return Portfolio -
      Administrative Class                 0.25%               -       0.40%         0.65%                      -         0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
      Fund - Class IB*+                    0.70%            0.25%      0.47%         1.42%                      -         1.42%
   Putnam VT International
      Equity Fund - Class IB*+             0.75%            0.25%      0.18%         1.18%                      -         1.18%
   Putnam VT Small Cap Value
      Fund - Class IB*                     0.76%            0.25%      0.08%         1.09%                      -         1.09%
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio-Class II*            0.56%            0.25%      0.03%         0.84%                      -         0.84%
   Enterprise Portfolio-Class II*+         0.50%            0.25%      0.18%         0.93%                      -         0.93%
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -
      Service Class 2*                     0.57%            0.25%      0.09%         0.91%                      -         0.91%
   VIP Dynamic Capital Appreciation
      Portfolio - Service Class 2*+        0.57%            0.25%      0.36%         1.18%                      -         1.18%
   VIP Mid Cap Portfolio - Service
      Class 2*                             0.57%            0.25%      0.12%         0.94%                      -         0.94%

                                                                                                               NET TOTAL
                                                                                                                 ANNUAL
                                                                                                                OPERATING
                                                                                                                EXPENSES
                                           DISTRIBUTION                                                        INCLUDING
                                             AND/OR                               CONTRACTUAL     NET TOTAL   NET EXPENSES
                                             SERVICE               TOTAL ANNUAL   FEE WAIVER       ANNUAL          OF
                                MANAGEMENT   (12B-1)      OTHER     OPERATING    AND/OR EXPENSE   OPERATING    UNDERLYING
       UNDERLYING FUND:            FEE        FEES       EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES**    PORTFOLIOS
------------------------------- ---------- ------------  --------  ------------  --------------  -----------  ------------
METROPOLITAN SERIES FUND,
 INC.
MetLife Conservative
 Allocation Portfolio--Class
 B*............................       0.10%        0.25%     0.95%         1.30%           0.95%        0.35%         0.98%(14)(15)
MetLife Conservative to
 Moderate Allocation
 Portfolio--Class B*...........       0.10%        0.25%     0.31%         0.66%           0.31%        0.35%         1.00%(14)(15)
MetLife Moderate Allocation
 Portfolio--Class B*...........       0.10%        0.25%     0.19%         0.54%           0.19%        0.35%         1.04%(14)(15)
MetLife Moderate to
 Aggressive Allocation
 Portfolio--Class B*...........       0.10%        0.25%     0.24%         0.59%           0.24%        0.35%         1.06%(14)(15)
MetLife Aggressive
 Allocation Portfolio--Class
 B*............................       0.10%        0.25%     1.66%         2.01%           1.66%        0.35%         1.07%(14)(15)


------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).


** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+     Closed to new investors.


++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.



NOTES



(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization. Effective upon the closing of the Reorganization, the advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.91% of average daily net assets excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007.



(2) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(3) Effective February 1, 2006, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.



(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on December 1, 2005.



(5) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.



(6) Prior to December 1, 2005, the fund had an investment advisory fee of 0.65% and a separate administration fee of 0.06%. The Management Fee in the table has been restated to reflect a new fee schedule that became effective on December 1, 2005.



(7) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Batterymarch Mid-Cap Stock Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Janus Capital Appreciation Portfolio, Legg Mason Partners Variable Managed Assets Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.

(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.



(10) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(11) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(12) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on May 1, 2006.



(13) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(14) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.



(15) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable expense limitations) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

EXAMPLES



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.



This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge for the Guaranteed Minimum Withdrawal Benefit
(GMWB) applies.



EXAMPLE -- This EXAMPLE ASSUMES that you have elected the most expensive death benefit option, THE E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming THE maximum charge of 1.00% APPLIES in ALL Contract Years).



                                              IF CONTRACT IS SURRENDERED AT THE IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:      ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------- ---------------------------------
 FUNDING OPTION                              1 YEAR 3 YEARS 5YEARS   10 YEARS   1 YEAR 3 YEARS 5 YEARS  10 YEARS
-------------------------------------------- ------ ------- ------ ------------ ------ ------- ------- ----------
Underlying Fund with Maximum Total Annual      1350    2598   3579         6753    750    2198    3579       6753
Operating Expenses..........................
Underlying Fund with Minimum Total Annual
Operating Expenses..........................    953    1470   1802         3702    353    1070    1802       3702


                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Portfolio Architect 3 Variable Annuity is a Contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                         MAXIMUM AGE BASED ON THE OLDER OF THE OWNER
        DEATH BENEFIT/OPTIONAL FEATURE     AND ANNUITANT ON THE CONTRACT/RIDER DATE
---------------------------------------  ------------------------------------------
Annual Step-Up Death Benefit                                Age 80

Enhanced Stepped-Up Provision (E.S.P.)                      Age 75



Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.



CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.


PURCHASE PAYMENTS


Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



Administrative, Marketing and Support Service Fees. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other
Information--Distribution of Variable Annuity Contracts").



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9368 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.



The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



FUNDING                                                   INVESTMENT                         INVESTMENT
OPTION                                                    OBJECTIVE                     ADVISER/SUBADVISER
---------------------------------------  ---------------------------------------  -----------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund - Series    Seeks to provide growth of capital.      A I M Advisors, Inc.
     I+*
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund -   Seeks capital appreciation through       Capital Research and Management
     Class 2                             stocks.                                  Company
   American Funds Growth Fund - Class 2  Seeks capital appreciation through       Capital Research and Management
                                         stocks.                                  Company
   American Funds Growth-Income Fund -   Seeks both capital appreciation and      Capital Research and Management
     Class 2                             income.                                  Company
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging          Seeks long-term growth of capital.       Credit Suisse Asset Management, LLC
     Markets Portfolio+                                                           Subadviser: Credit Suisse Asset
                                                                                  Management Limited (U.K.),
                                                                                  (Australia)
DREYFUS VARIABLE INVESTMENT FUND

   Dreyfus Variable Investment Fund -    Seeks long-term capital growth           The Dreyfus Corporation
     Appreciation Portfolio - Initial    consistent with the preservation of      Subadviser: Fayez Sarofim & Co.
     Shares                              capital with growth of current income
                                         is a secondary objective.
   Dreyfus Variable Investment Fund -    Seeks capital growth.                    The Dreyfus Corporation
     Developing Leaders Portfolio -
     Initial Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Templeton Developing Markets          Seeks long-term capital appreciation.    Templeton Asset Management Ltd.
     Securities Fund - Class 2
   Templeton Foreign Securities Fund -   Seeks long-term capital growth.          Templeton Investment Counsel, LLC
     Class 2                                                                      Subadviser: Franklin Templeton
                                                                                  Investment Management Limited
JANUS ASPEN SERIES
   Global Life Sciences Portfolio -      Seeks long-term growth of capital.       Janus Capital Management LLC
     Service Shares+
   Global Technology Portfolio -         Seeks long-term capital growth.          Janus Capital Management LLC
     Service Shares
   Worldwide Growth Portfolio -          Seeks long-term growth of capital in a   Janus Capital Management LLC
     Service Shares+                     manner consistent with the preservation
                                         of capital.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap           Seeks long-term capital appreciation.    Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.*
   Legg Mason Partners Variable All      Seeks capital appreciation through       Salomon Brothers Asset Management
     Cap Portfolio - Class I             investments.                             Inc
   Legg Mason Partners Variable          Seeks long-term growth of capital, with  Salomon Brothers Asset Management
     Investors Portfolio - Class I       growth of current income as a secondary  Inc
                                         objective.
   Legg Mason Partners Variable Large    Seeks long-term growth of capital.       Salomon Brothers Asset Management
     Cap Growth Portfolio - Class I                                               Inc
   Legg Mason Partners Variable Small    Seeks long-term growth of capital.       Salomon Brothers Asset Management
     Cap Growth Portfolio                                                         Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable          Seeks capital appreciation.              Salomon Brothers Asset Management
     Aggressive Growth Portfolio -                                                Inc
     Class I
   Legg Mason Partners Variable Equity   Seeks investment results that before     TIMCO Asset Management Inc
     Index Portfolio - Class II          expenses, correspond to the price and
                                         yield performance of the S&P 500 Index.
   Legg Mason Partners Variable Growth   Seeks income and long-term capital       Salomon Brothers Asset Management
     and Income Portfolio - Class I      growth.                                  Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable          Seeks to provide high current income     Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio    and to limit the degree of fluctuation
                                         of its net asset value resulting from
                                         movements in interest rates.
   Legg Mason Partners Variable Social   Seeks long term capital appreciation     Smith Barney Fund Management LLC
     Awareness Stock Portfolio           and retention of net investment income.
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock            Seeks growth of capital.                 Met Investors Advisory, LLC
     Portfolio - Class A                                                          Subadviser: Batterymarch Financial
                                                                                  Management, Inc.
   Dreman Small-Cap Value Portfolio -    Seeks capital appreciation.              Met Investors Advisory, LLC
     Class A                                                                      Subadviser: Dreman Value Management
                                                                                  L.L.C.

   Federated High Yield Portfolio -      Seeks high current income.               Met Investors Advisory, LLC
     Class A                                                                      Subadviser: Federated Investment
                                                                                  Management Company
   Harris Oakmark International          Seeks long-term capital appreciation.    Met Investors Advisory, LLC
     Portfolio - Class A                                                          Subadviser: Harris Associates L.P.
   Janus Capital Appreciation            Seeks capital appreciation.              Met Investors Advisory, LLC
     Portfolio - Class A                                                          Subadviser: Janus Capital
                                                                                  Management LLC
   Legg Mason Partners Managed Assets    Seeks high total return.                 Met Investors Advisory, LLC
     Portfolio*                                                                   Subadviser: Legg Mason Capital
                                                                                  Management, Inc.
   Lord Abbett Bond Debenture            Seeks high current income and the        Met Investors Advisory, LLC
     Portfolio - Class A                 opportunity for capital appreciation to  Subadviser: Lord, Abbett & Co. LLC produce a high total return.
   Lord Abbett Growth and Income         Seeks growth of capital and current      Met Investors Advisory, LLC
     Portfolio - Class B                 income without excessive fluctuations    Subadviser: Lord, Abbett & Co. LLC
                                         in the market value.
   Lord Abbett Mid-Cap Value Portfolio   Seeks capital appreciation through       Met Investors Advisory, LLC
     - Class B                           investments, primarily in equity         Subadviser: Lord, Abbett & Co. LLC
                                         securities which are believed to be
                                         undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio -    Seeks long-term capital growth.          Met Investors Advisory, LLC
     Class A                                                                      Subadviser: Merrill Lynch
                                                                                  Investment Managers, L.P.
   Met/AIM Capital Appreciation          Seeks capital appreciation.              Met Investors Advisory, LLC
     Portfolio - Class A                                                          Subadviser:  AIM Capital
                                                                                  Management, Inc.
   Met/AIM Small Cap Growth Portfolio    Seeks long-term growth of capital.       Met Investors Advisory, LLC
     - Class A                                                                    Subadviser:  AIM Capital
                                                                                  Management, Inc.
   MFS(R) Value Portfolio - Class A      Seeks capital appreciation and           Met Investors Advisory, LLC
                                         reasonable income.                       Subadviser: Massachusetts Financial
                                                                                  Services Company
   Neuberger Berman Real Estate          Seeks to provide total return through    Met Investors Advisory, LLC
     Portfolio - Class A                 investment in real estate securities,    Subadviser: Neuberger Berman
                                         emphasizing both capital appreciation    Management, Inc.
                                         and current income.
   Pioneer Fund Portfolio - Class A      Seeks reasonable income and capital      Met Investors Advisory, LLC
                                         growth.                                  Subadviser: Pioneer Investment
                                                                                  Management, Inc.
   Pioneer Mid-Cap Value Portfolio -     Seeks capital appreciation.              Met Investors Advisory, LLC
     Class A                                                                      Subadviser: Pioneer Investment
                                                                                  Management, Inc.
   Pioneer Strategic Income Portfolio    Seeks a high level of current income.    Met Investors Advisory, LLC
     - Class A                                                                    Subadviser: Pioneer Investment
                                                                                  Management, Inc.
   Third Avenue Small Cap Value          Seeks long-term capital appreciation.    Met Investors Advisory, LLC
     Portfolio - Class B                                                          Subadviser: Third Avenue Management
                                                                                  LLC
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth           Seeks maximum capital appreciation.      MetLife Advisers, LLC
     Portfolio - Class D                                                          Subadviser: BlackRock Advisors, Inc.
   BlackRock Bond Income Portfolio -     Seeks competitive total return           MetLife Advisers, LLC
     Class A                             primarily from investing in              Subadviser: BlackRock Advisors, Inc.
                                         fixed-income securities.
   BlackRock Money Market Portfolio -    Seeks a high level of current income     MetLife Advisers, LLC
     Class A                             consistent with preservation of capital. Subadviser: BlackRock Advisors, Inc.
   FI Large Cap Portfolio - Class A      Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                  Subadviser: Fidelity Management &
                                                                                  Research Company
   FI Value Leaders Portfolio - Class D  Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                  Subadviser: Fidelity Management &
                                                                                  Research Company

   MetLife Aggressive Allocation         Seeks growth of capital.                 MetLife Advisers, LLC
     Portfolio - Class B
   MetLife Conservative Allocation       Seeks a high level of current income,    MetLife Advisers, LLC
     Portfolio - Class B                 with growth of capital as a secondary
                                         objective.
   MetLife Conservative to Moderate      Seeks high total return in the form of   MetLife Advisers, LLC
     Allocation Portfolio - Class B      income and growth of capital, with a
                                         greater emphasis on income.
   MetLife Moderate Allocation           Seeks a balance between a high level of  MetLife Advisers, LLC
     Portfolio - Class B                 current income and growth of capital,
                                         with a greater emphasis on growth of
                                         capital.
   MetLife Moderate to Aggressive        Seeks growth of capital.                 MetLife Advisers, LLC
     Allocation Portfolio - Class B
   MFS(R) Total Return Portfolio -       Seeks a favorable total return through   MetLife Advisers, LLC
     Class F                             investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                  Services Company
   Oppenheimer Global Equity Portfolio   Seeks capital appreciation.              MetLife Advisers, LLC
     - Class B*                                                                   Subadviser: OppenheimerFunds, Inc.
   T. Rowe Price Large Cap Growth        Seeks long-term growth of capital and,   MetLife Advisers, LLC
     Portfolio - Class B+*               secondarily, dividend income.            Subadviser: T. Rowe Price
                                                                                  Associates Inc.
   Western Asset Management High Yield   Seeks high current income.               MetLife Advisers, LLC
     Bond Portfolio - Class A                                                     Subadviser: Western Asset
                                                                                  Management Company
   Western Asset Management U.S.         Seeks to maximize total return           MetLife Advisers, LLC
     Government Portfolio - Class A      consistent with preservation of capital  Subadviser: Western Asset
                                         and maintenance of liquidity.            Management Company
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA -     Seeks high total return (which includes  OppenheimerFunds, Inc.
     Service Shares*                     growth in the value of its shares as
                                         well as current income) from equity and
                                         debt securities.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -               Seeks maximum total return, consistent   Pacific Investment Management
     Administrative Class                with preservation of  capital and        Company LLC
                                         prudent investment management.
   Total Return Portfolio -              Seeks maximum total return, consistent   Pacific Investment Management
     Administrative Class                with preservation of capital and         Company LLC
                                         prudent investment management.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund -     Seeks long-term growth of capital.       Putnam Investment Management, LLC
     Class IB+
   Putnam VT International Equity Fund   Seeks capital appreciation.              Putnam Investment Management, LLC
     - Class IB+
   Putnam VT Small Cap Value Fund -      Seeks capital appreciation.              Putnam Investment Management, LLC
     Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II           Seeks capital growth and income through  Van Kampen Asset Management investments in equity securities,
                                         including common stocks, preferred
                                         stocks and securities convertible into
                                         common and preferred stocks.
   Enterprise Portfolio Class II+        Seeks capital appreciation through       Van Kampen Asset Management
                                         investments in securities believed by
                                         the portfolio's investment adviser to
                                         have above-average potential for
                                         capital appreciation.
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R)Portfolio - Service  Seeks long-term capital appreciation.    Fidelity Management & Research
     Class 2                                                                      Company
   VIP Dynamic Capital Appreciation      Seeks capital appreciation.              Fidelity Management & Research
     Portfolio - Service Class 2+                                                 Company
   VIP Mid Cap Portfolio - Service       Seeks long-term growth of capital.       Fidelity Management & Research
     Class 2                                                                      Company


-----
+ Closed to new investors.


* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



Underlying Fund Name Changes



                         FORMER NAME                                                             NEW NAME
--------------------------------------------------------------     ---------------------------------------------------------
GREENWICH STREET SERIES FUND                                       LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
    Equity Index Fund                                                  Legg Mason Partners Variable Equity Index Portfolio

    Salomon Brothers Variable Aggressive Growth Fund - Class I         Legg Mason Partners Variable Aggressive Growth Portfolio

    Salomon Brothers Variable Growth and Income Fund - Class I         Legg Mason Partners Variable Growth and Income Portfolio

SALOMON BROTHERS SERIES FUND INC.                                  LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
    All Cap Fund                                                       Legg Mason Partners Variable All Cap Portfolio

    Investors Fund                                                     Legg Mason Partners Variable Investors Portfolio

    Large Cap Growth Fund                                              Legg Mason Partners Variable Large Cap Growth Portfolio

    Small Cap Growth Fund                                              Legg Mason Partners Variable Small Cap Growth Portfolio

TRAVELERS SERIES FUND INC.                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
    SB Adjustable Rate Income Portfolio                                Legg Mason Partners Variable Adjustable Rate Income Portfolio

    Social Awareness Stock Portfolio                                   Legg Mason Partners Variable Social Awareness Stock Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with and into the new Underlying Funds.



                   FORMER UNDERLYING FUND                                                 NEW UNDERLYING FUND
--------------------------------------------------------------          -----------------------------------------------------
                                                                        MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                                   Janus Capital Appreciation Portfolio

                                                                        METROPOLITAN SERIES FUND, INC.
HIGH YIELD BOND TRUST                                                       Western Asset Management High Yield Bond Portfolio

                                                                        MET INVESTORS SERIES TRUST
MANAGED ASSETS TRUST                                                        Legg Mason Partners Managed Assets Portfolio

                                                                        METROPOLITAN SERIES FUND, INC.
MONEY MARKET PORTFOLIO                                                      BlackRock Money Market Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        Pioneer Strategic Income Portfolio                                  Pioneer Strategic Income Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        Travelers Quality Bond Portfolio                                    BlackRock Bond Income Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        U.S. Government Securities Portfolio                                Western Asset Management U.S. Government Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        Convertible Securities Portfolio                                    Lord Abbett Bond Debenture Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        Mercury Large Cap Core Portfolio                                    Mercury Large-Cap Core Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        MFS(R) Mid Cap Growth Portfolio                                     BlackRock Aggressive Growth Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        MFS(R) Total Return Portfolio                                       MFS(R) Total Return Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        Pioneer Fund Portfolio                                              Pioneer Fund Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        Pioneer Mid-Cap Value Portfolio                                     Pioneer Mid-Cap Value Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        Strategic Equity Portfolio                                          FI Large Cap Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        Style Focus Series: Small Cap Growth Portfolio                      MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        Style Focus Series: Small Cap Value Portfolio                       Dreman Small-Cap Value Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        AIM Capital Appreciation Portfolio                                  MET/AIM Capital Appreciation Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST

        Disciplined Mid Cap Stock Portfolio                                 Batterymarch Mid-Cap Stock Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        Equity Income Portfolio                                             FI Value Leaders Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        Federated High Yield Portfolio                                      Federated High Yield Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        Federated Stock Portfolio                                           Lord Abbett Growth and Income Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        Large Cap Portfolio                                                 FI Large Cap Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        Managed Allocation Series: Moderate Portfolio                       MetLife Moderate Allocation Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        Managed Allocation Series: Aggressive Portfolio                     MetLife Aggressive Allocation Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        Managed Allocation Series: Conservative Portfolio                   MetLife Conservative Allocation Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        Managed Allocation Series: Moderate - Aggressive Portfolio         MetLife Moderate to Aggressive Allocation Portfolio

TRAVELERS SERIES TRUST                                                  METROPOLITAN SERIES FUND, INC.
        Managed Allocation Series: Conservative - Moderate
          Allocation Portfolio                                          MetLife Conservative to Moderate Allocation Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        MFS(R) Value Portfolio                                              MFS(R) Value Portfolio

TRAVELERS SERIES TRUST                                                  MET INVESTORS SERIES TRUST
        Mondrian International Stock Portfolio                              Harris Oakmark International Portfolio

AIM VARIABLE INSURANCE FUND                                             AIM VARIABLE INSURANCE FUND
        AIM VI Premier Equity Fund                                          AIM V.I. Core Equity Fund



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



           FORMER UNDERLYING FUND                                                    NEW UNDERLYING FUND
------------------------------------------------                        --------------------------------------------
FRANKLIN TEMPLETON VIP TRUST                                            METROPOLITAN SERIES FUND, INC.
    Templeton Growth Securities Fund                                       Oppenheimer Global Equity Portfolio

LORD ABBETT SERIES FUND, INC.                                           MET INVESTORS SERIES TRUST
    Lord Abbett Mid Cap Value Portfolio                                    Lord Abbett Mid-Cap Value Portfolio

FAM VARIABLE SERIES FUND, INC.                                          METROPOLITAN SERIES FUND, INC.
    Mercury Global Allocation Portfolio                                    Oppenheimer Global Equity Portfolio

FAM VARIABLE SERIES FUND, INC.                                          MET INVESTORS SERIES TRUST
    Mercury Value Opportunities V.I. Fund                                  Third Avenue Small Cap Value Portfolio

ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                        METROPOLITAN SERIES FUND, INC.
    AllianceBernstein Large Cap Growth Portfolio                           T. Rowe Price Large Cap Growth Portfolio

DELAWARE VIP TRUST                                                      MET INVESTORS SERIES TRUST
    Delaware VIP REIT Series                                               Neuberger Berman Real Estate Portfolio

FRANKLIN TEMPLETON VIP TRUST                                            MET INVESTORS SERIES TRUST
    Mutual Shares Securities Fund                                          Lord Abbett Growth and Income Portfolio

JANUS ASPEN SERIES                                                      METROPOLITAN SERIES FUND, INC.
    Janus Aspen Balanced Portfolio                                         MFS(R) Total Return Portfolio

LORD ABBETT SERIES FUND, INC.                                           MET INVESTORS SERIES TRUST
    Lord Abbett Growth and Income Portfolio                                Lord Abbett Growth and Income Portfolio


                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      -     administration of the annuity options available under the Contracts

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

      - that the amount of the death benefit will be greater than the Contract Value

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE


We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for three years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:



YEARS SINCE PURCHASE PAYMENT MADE
---------------------------------
GREATER THAN OR
   EQUAL TO         BUT LESS THAN                  WITHDRAWAL CHARGE
---------------     -------------                  -----------------
    0 years             1 year                            6%
    1 year              2 years                           5%
    2 years             3 years                           4%
   3+ years                                               0%



For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:


      (a)   any Purchase Payment to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if a lifetime annuity payout has begun

      -     under the Managed Distribution Program

      - if you elect Annuity Payments for a fixed period of at least five years, or


FREE WITHDRAWAL ALLOWANCE



The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.


Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE


We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.


ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:


      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun, or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.70% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


ENHANCED STEPPED-UP PROVISION CHARGE


If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase. We will assess the charge as a percentage of the total benefit received as follows:



YEARS SINCE INITIAL PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR
   EQUAL TO         BUT LESS THAN                  WITHDRAWAL CHARGE
---------------     -------------                  -----------------
     0 years            1 year                            6%
     1 year             2 years                           5%
     2 years            3 years                           4%
    3+ years                                              0%



Please refer to Payment Options for a description of this benefit.


VARIABLE FUNDING OPTION EXPENSES


We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.


PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.


                                    TRANSFERS


Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Credit Suisse Trust - Emerging Market Portfolio, Dreyfus Variable Investment Fund - Developing Leaders Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Series - Global Technology Portfolio, Janus Aspen Series - Worldwide Growth Portfolio, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Western Asset Management High Yield Bond Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or



      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.


You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.



Availability and Eligibility We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.



NAME OF RIDER:                     GMWB I                                       GMWB II                          GMWB III
--------------  ---------------------------------------------           -----------------------             ---------------------

  ALSO CALLED:                   Principal                                     Principal                         Principal
                                 Guarantee                                     Guarantee                      Guarantee Value

 AVAILABILITY:  Not available for purchase on or after March             Available on or after              Available on or after
                21, 2005, unless GMWB II is not approved in                March 21, 2005 if                  March 21, 2005 if
                                 your state                             approved in your state              approved in your state



You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

Annual Withdrawal Benefit ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:


                                                                    GMWB I               GMWB II                 GMWB III
                                                                   ---------             ---------               ---------
If you make your first withdrawal BEFORE the 3rd
    anniversary after you purchase GMWB:........                   5% of RBB             5% of RBB               5% of RBB

If you make your first withdrawal AFTER the 3rd
    anniversary after you purchase GMWB:.........                  10% of RBB            10% of RBB              5% of RBB



ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.


We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      -. To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 15% GAIN ON INVESTMENT                            ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------   ---------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB                AWB (5%)
                      --------     ------------------    -----------------   --------    ------------------   -------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765              $588
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588

VALUE IMMEDIATELY

AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412

WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 15% GAIN ON INVESTMENT                            ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------   ---------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB                AWB (5%)
                      --------     ------------------    -----------------   --------    ------------------   -------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL
                                       [100,000 -        [5,000 - (5,000 X                   [100,000 -           [5,000 X
                                       (100,000 X        91,304/100,000)]                    (100,000 X        (88,235/100,000)]
                                    10,000/115,000)]                                      10,000/85,000)]
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265                $588


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.


For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                  -     a qualified retirement plan (Code Section 401),

                  -     a tax-sheltered annuity (Code Section 403(b)),

                  -     an individual retirement account (Code Sections 408(a)),

                  - an individual retirement annuity (Code Section 408(b)), or

                  -     a qualified deferred compensation plan (Code Section
                        457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:


      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.


                                                        GMWB I             GMWB II       GMWB III
                                                        ------             -------       --------
Current Annual Charge.............................       0.40%              0.50%          0.25%
Maximum Annual Charge After a Reset...............       1.00%              1.00%           N/A


MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.


Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.



                                       GMWB I                          GMWB II                         GMWB III
                           ------------------------------   -----------------------------    -----------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary

ANNUAL CHARGE                           0.40%                           0.50%                           0.25%

RESET                                    Yes                             Yes                              No

CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase

INVESTMENT RESTRICTIONS                  No                              Yes                             Yes

WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS

SYSTEMATIC WITHDRAWALS


Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.


We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-Qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT


The death benefit will be the greatest of, less any applicable        -     the Contract Value on the Death Report Date
premium tax and outstanding loans:
                                                                      -     the total Purchase Payments less the total amount
                                                                            of any withdrawals made under this Contract; or

                                                                      -     the Step-Up Value, if any, as described below

STEP-UP VALUE A Step-Up Value will be established on each Contract Date anniversary which occurs on or prior to the Death Report Date. The Step-Up Value will initially equal the Contract Value on that anniversary. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the death benefit value in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


      50,000 X (10,000/55,000) = $9,090


Your new Step-Up Value would be $50,000 - $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


      50,000 X (10,000/30,000) = $16,666


Your new Step-Up Value would be $50,000, $16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


      50,000 X (10,000/55,000) = $9,090


You new modified Purchase Payment would be $50,000 - $9,090 = 40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


      50,000 X (10,000/30,000) = $16,666


Your new modified Purchase Payment would be $50,000 - $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

     BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                    MANDATORY PAYOUT
       UPON THE DEATH OF THE             PAY THE PROCEEDS TO:                    UNLESS                          RULES APPLY*
----------------------------------     -----------------------      ------------------------------------      ------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary(ies),        Unless the beneficiary elects to                    Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT) (WITH     The beneficiary(ies),        Unless the beneficiary elects to                    Yes
NO JOINT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                              Yes
NOT THE ANNUITANT)                     owner.

NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary(ies),        Unless the beneficiary elects to                    Yes
THE ANNUITANT)                         or if none, to the           continue the Contract rather than
                                       surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue                Yes
THE ANNUITANT)                         owner.                       the Contract.

SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary(ies),        Unless the spouse elects to continue                Yes
ANNUITANT)                             or if none, to the           the Contract
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.

ANNUITANT (WHO IS NOT THE CONTRACT     The beneficiary(ies),        Unless the beneficiary elects to                    Yes
OWNER)                                 or if none, to the           continue the Contract rather than
                                       Contract Owner.              receive a distribution.

                                                                    But, if there is a Contingent
                                                                    Annuitant, then the Contingent
                                                                    Annuitant becomes the Annuitant and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    Maturity Date). The proceeds will
                                                                    then be paid upon the death of the
                                                                    Contingent Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the Annuitant" above.

ANNUITANT (WHERE OWNER IS              The beneficiary(ies),                                                  Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the                                                     Annuitant is
                                       Contract Owner.                                                        treated as death
                                                                                                              of the owner in
                                                                                                              these
                                                                                                              circumstances.)

CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

                              QUALIFIED CONTRACTS

     BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                    MANDATORY PAYOUT
       UPON THE DEATH OF THE             PAY THE PROCEEDS TO:                    UNLESS                          RULES APPLY*
----------------------------------     -----------------------      ------------------------------------      ------------------
OWNER/ANNUITANT                        The beneficiary(ies),        Unless the beneficiary elects to                 Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.

BENEFICIARY                            No death proceeds are                                                         N/A
                                       payable; Contract
                                       continues.

SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary(ies), or     Unless the spouse elects to continue             Yes
ANNUITANT)                             if none, to the              the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.


--------------

* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

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                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

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

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

Option 6 -- Other Annuity Options -- We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

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We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

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

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Accounts) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Accounts, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

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


In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.


                           FEDERAL TAX CONSIDERATIONS


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAs



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option.

Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS


The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                                OTHER INFORMATION

THE INSURANCE COMPANIES


Please refer to your Contract to determine which Company issued your Contract.



MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix_D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%


                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Capital Appreciation Fund (3/02)                                 2005      1.117          1.297           69,464
                                                                     2004      0.952          1.117           10,285
                                                                     2003      0.777          0.952            5,296
                                                                     2002      1.000          0.777            6,000

    High Yield Bond Trust (5/04)                                     2005      1.067          1.061              706
                                                                     2004      1.000          1.067           37,259

    Managed Assets Trust (5/04)                                      2005      1.075          1.096                -
                                                                     2004      1.000          1.075                -

    Money Market Portfolio (3/02)                                    2005      0.977          0.987          697,307
                                                                     2004      0.986          0.977          810,036
                                                                     2003      0.996          0.986          146,533
                                                                     2002      1.000          0.996          503,034

AIM Variable Insurance Funds
    AIM V.I. Premier Equity Fund - Series I (10/02)                  2005      0.997          1.034           78,144
                                                                     2004      0.960          0.997          119,229
                                                                     2003      0.782          0.960          137,323
                                                                     2002      1.142          0.782           12,403
                                                                     2001      1.000          1.142                -

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Large-Cap Growth Portfolio - Class B (5/02)    2005      1.034          1.166           95,999
                                                                     2004      0.973          1.034           75,694
                                                                     2003      0.803          0.973           40,191

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    AllianceBernstein Large-Cap Growth Portfolio - Class B
     (continued)                                                     2002      1.183          0.803            4,743
                                                                     2001      1.000          1.183                -

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (2/00)                       2005      1.473          1.649        1,392,866
                                                                     2004      1.322          1.473          689,281
                                                                     2003      0.995          1.322          338,279
                                                                     2002      1.188          0.995          108,035
                                                                     2001      1.000          1.188                -

    Growth Fund - Class 2 Shares (2/00)                              2005      1.362          1.553        5,108,335
                                                                     2004      1.233          1.362        3,022,506
                                                                     2003      0.918          1.233        1,910,413
                                                                     2002      1.238          0.918          519,111
                                                                     2001      1.000          1.238            5,663

    Growth-Income Fund - Class 2 Shares (2/00)                       2005      1.291          1.341        5,384,780
                                                                     2004      1.191          1.291        3,748,375
                                                                     2003      0.916          1.191        2,541,469
                                                                     2002      1.143          0.916          825,826
                                                                     2001      1.000          1.143            6,095

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (3/02)            2005      1.377          1.730            9,238
                                                                     2004      1.123          1.377           10,858
                                                                     2003      0.801          1.123            9,290
                                                                     2002      1.000          0.801            1,000

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (3/02)                 2005      1.618          1.703          444,721
                                                                     2004      1.255          1.618          282,289
                                                                     2003      0.953          1.255          261,390
                                                                     2002      1.000          0.953          110,495

Dreyfus Variable Investment Fund
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (3/02)     2005      0.981          1.005          136,376
                                                                     2004      0.951          0.981          157,298

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                                  UNIT VALUE AT                 NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                                      YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------         ----  -------------  -------------  ---------------
    Dreyfus VIF - Appreciation Portfolio - Initial Shares
     (continued)                                                            2003      0.799         0.951           147,390
                                                                            2002      1.000         0.799            27,841

    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (3/02)      2005      1.063         1.104            72,545
                                                                            2004      0.972         1.063            68,322
                                                                            2003      0.752         0.972            47,049
                                                                            2002      1.000         0.752            13,673

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (11/03)                 2005      1.204         1.302           230,497
                                                                            2004      1.074         1.204            45,466
                                                                            2003      1.000         1.074                 -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)               2005      1.202         1.299           372,761
                                                                            2004      1.067         1.202            73,290
                                                                            2003      1.000         1.067                 -

Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Securities Fund - Class 2 Shares (5/02)                   2005      1.144         1.242         1,920,497
                                                                            2004      1.035         1.144           911,365
                                                                            2003      0.842         1.035           482,403
                                                                            2002      1.000         0.842           112,568

    Templeton Developing Markets Securities Fund - Class 2 Shares (5/03)    2005      1.767         2.211           453,826
                                                                            2004      1.444         1.767            74,045
                                                                            2003      1.000         1.444             6,032

    Templeton Foreign Securities Fund - Class 2 Shares (2/00)               2005      1.369         1.481         1,323,471
                                                                            2004      1.177         1.369           672,403
                                                                            2003      0.907         1.177           254,384
                                                                            2002      1.134         0.907           136,180
                                                                            2001      1.000         1.134                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Templeton Growth Securities Fund - Class 2 Shares (8/02)         2005      1.166         1.246           699,854
                                                                     2004      1.024         1.166           204,395
                                                                     2003      0.789         1.024            96,803
                                                                     2002      1.000         0.789            58,188

Greenwich Street Series Fund
    Equity Index Portfolio - Class II Shares (6/02)                  2005      1.180         1.208         2,001,890
                                                                     2004      1.091         1.180         1,576,990
                                                                     2003      0.870         1.091         1,068,257
                                                                     2002      1.141         0.870           208,514
                                                                     2001      1.000         1.141                 -

    Salomon Brothers Variable Aggressive Growth Fund -
     Class I Shares (1/00)                                           2005      1.113         1.200            12,355
                                                                     2004      1.039         1.113            12,359
                                                                     2003      0.755         1.039             9,531
                                                                     2002      1.000         0.755                 -

    Salomon Brothers Variable Growth & Income Fund -
     Class I Shares (1/00)                                           2005      1.085         1.103           110,014
                                                                     2004      1.019         1.085           115,405
                                                                     2003      0.798         1.019           118,746
                                                                     2002      1.000         0.798                 -

Janus Aspen Series
    Balanced Portfolio - Service Shares (3/02)                       2005      1.082         1.144           785,415
                                                                     2004      1.018         1.082         1,043,236
                                                                     2003      0.912         1.018           936,861
                                                                     2002      1.000         0.912            75,931

    Global Life Sciences Portfolio - Service Shares (3/02)           2005      1.020         1.125            12,486
                                                                     2004      0.910         1.020            12,839
                                                                     2003      0.734         0.910            10,786
                                                                     2002      1.000         0.734             1,969

    Global Technology Portfolio - Service Shares (3/02)              2005      0.885         0.970            35,248
                                                                     2004      0.897         0.885            26,300
                                                                     2003      0.624         0.897            73,480
                                                                     2002      1.000         0.624            73,481

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Worldwide Growth Portfolio - Service Shares (3/02)               2005      0.921         0.955            30,274
                                                                     2004      0.898         0.921            33,578
                                                                     2003      0.739         0.898            12,190
                                                                     2002      1.000         0.739             3,000

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (5/03)                     2005      1.502         1.534           386,440
                                                                     2004      1.332         1.502           112,428
                                                                     2003      1.000         1.332           101,266

Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (5/03)                               2005      1.372         1.391           516,959
                                                                     2004      1.241         1.372           439,996
                                                                     2003      1.000         1.241             9,795

    Mid-Cap Value Portfolio (5/03)                                   2005      1.529         1.625           891,248
                                                                     2004      1.256         1.529           337,639
                                                                     2003      1.000         1.256           171,217

Oppenheimer Variable Account Funds
    Oppenheimer Main Street Fund/VA - Service Shares (5/04)          2005      1.071         1.111             4,459
                                                                     2004      1.000         1.071             4,344

PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (5/03)              2005      1.117         1.119         2,555,183
                                                                     2004      1.045         1.117           974,468
                                                                     2003      1.000         1.045           233,173

    Total Return Portfolio - Administrative Class (2/02)             2005      1.140         1.146        12,289,203
                                                                     2004      1.107         1.140        11,093,565
                                                                     2003      1.074         1.107        10,441,947
                                                                     2002      1.003         1.074         3,411,930
                                                                     2001      1.000         1.003                 -

Putnam Variable Trust
    Putnam VT Discovery Growth Fund - Class IB Shares (1/00)         2005      1.167         1.228            33,342
                                                                     2004      1.105         1.167           111,087
                                                                     2003      0.853         1.105           111,092

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Putnam VT Discovery Growth Fund - Class IB Shares  (continued)   2002      1.233          0.853           39,946
                                                                     2001      1.000          1.233                -

    Putnam VT International Equity Fund - Class IB Shares (5/02)     2005      1.323          1.458          188,294
                                                                     2004      1.160          1.323          191,672
                                                                     2003      0.919          1.160          186,378
                                                                     2002      1.138          0.919           63,610
                                                                     2001      1.000          1.138                -

    Putnam VT Small Cap Value Fund - Class IB Shares (3/02)          2005      1.783          1.874          418,626
                                                                     2004      1.439          1.783          396,956
                                                                     2003      0.980          1.439          376,864
                                                                     2002      1.221          0.980          182,271
                                                                     2001      1.000          1.221                -

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund - Class I (12/01)                                   2005      1.204          1.229        1,548,293
                                                                     2004      1.132          1.204        1,643,520
                                                                     2003      0.829          1.132        1,213,718
                                                                     2002      1.127          0.829          482,311
                                                                     2001      1.000          1.127            6,229

    Investors Fund - Class I (2/02)                                  2005      1.205          1.261        1,014,142
                                                                     2004      1.112          1.205        1,069,597
                                                                     2003      0.856          1.112          738,841
                                                                     2002      1.134          0.856          316,814
                                                                     2001      1.000          1.134                -

    Large Cap Growth Fund - Class I (8/02)                           2005      1.117          1.154           38,363
                                                                     2004      1.132          1.117           38,402
                                                                     2003      0.798          1.132           31,304
                                                                     2002      1.000          0.798           15,441

    Small Cap Growth Fund - Class I (5/02)                           2005      1.329          1.369          467,037
                                                                     2004      1.176          1.329          436,895
                                                                     2003      0.805          1.176          267,896

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Small Cap Growth Fund - Class I  (continued)                     2002      1.255          0.805           20,161
                                                                     2001      1.000          1.255                -

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (5/02)                        2005      1.196          1.277          190,318
                                                                     2004      1.144          1.196          375,673
                                                                     2003      0.901          1.144          277,176
                                                                     2002      1.206          0.901           89,349
                                                                     2001      1.000          1.206                -

    Convertible Securities Portfolio (3/02)                          2005      1.211          1.193          874,457
                                                                     2004      1.160          1.211        1,867,255
                                                                     2003      0.936          1.160        1,506,911
                                                                     2002      1.000          0.936           71,159

    Disciplined Mid Cap Stock Portfolio (3/02)                       2005      1.191          1.314          145,447
                                                                     2004      1.042          1.191          154,508
                                                                     2003      0.793          1.042           85,024
                                                                     2002      1.000          0.793           12,568

    Equity Income Portfolio (5/02)                                   2005      1.326          1.360        2,433,988
                                                                     2004      1.229          1.326        2,231,165
                                                                     2003      0.955          1.229        1,497,940
                                                                     2002      1.130          0.955          132,792
                                                                     2001      1.000          1.130                -

    Federated High Yield Portfolio (3/02)                            2005      1.291          1.300          144,173
                                                                     2004      1.191          1.291          148,509
                                                                     2003      0.991          1.191          117,943
                                                                     2002      1.000          0.991           35,619

    Federated Stock Portfolio (3/02)                                 2005      1.064          1.100          143,924
                                                                     2004      0.980          1.064          186,769
                                                                     2003      0.782          0.980          159,882
                                                                     2002      1.000          0.782           39,368

    Large Cap Portfolio (6/02)                                       2005      1.103          1.177          305,074
                                                                     2004      1.055          1.103          587,004
                                                                     2003      0.862          1.055          525,495

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Large Cap Portfolio  (continued)                                 2002      1.138          0.862           71,115
                                                                     2001      1.000          1.138                -

    Managed Allocation Series: Aggressive Portfolio (5/05)           2005      1.000          1.108            4,537

    Managed Allocation Series: Conservative Portfolio (7/05)         2005      1.007          1.019           25,289

    Managed Allocation Series: Moderate Portfolio (6/05)             2005      1.008          1.053           49,057

    Managed Allocation Series: Moderate-Aggressive
     Portfolio (5/05)                                                2005      1.000          1.086           44,275

    Managed Allocation Series: Moderate-Conservative
     Portfolio (6/05)                                                2005      1.000          1.030            4,434

    Mercury Large Cap Core Portfolio (8/02)                          2005      1.145          1.259          382,840
                                                                     2004      1.006          1.145          528,392
                                                                     2003      0.846          1.006          438,531
                                                                     2002      1.151          0.846           27,272
                                                                     2001      1.000          1.151                -

    MFS Emerging Growth Portfolio (8/02)                             2005      1.104          1.070                -
                                                                     2004      0.997          1.104          180,941
                                                                     2003      0.787          0.997          112,048
                                                                     2002      1.219          0.787           33,294
                                                                     2001      1.000          1.219                -

    MFS Mid Cap Growth Portfolio (3/02)                              2005      0.827          0.837          363,071
                                                                     2004      0.738          0.827          197,288
                                                                     2003      0.549          0.738           79,566
                                                                     2002      1.000          0.549            6,056

    MFS Total Return Portfolio (2/02)                                2005      1.258          1.271        5,187,440
                                                                     2004      1.150          1.258        4,470,787
                                                                     2003      1.005          1.150        3,403,681
                                                                     2002      1.081          1.005          458,806
                                                                     2001      1.000          1.081                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
MFS Value Portfolio (5/04)                                           2005      1.119         1.169          425,726
                                                                     2004      1.000         1.119           22,370

Mondrian International Stock Portfolio (3/02)                        2005      1.209         1.300          476,199
                                                                     2004      1.064         1.209          377,856
                                                                     2003      0.843         1.064           45,040
                                                                     2002      1.000         0.843            7,884

Pioneer Fund Portfolio (5/03)                                        2005      1.324         1.377          109,545
                                                                     2004      1.213         1.324           68,258
                                                                     2003      1.000         1.213           14,955

Pioneer Mid Cap Value Portfolio (7/05)                               2005      1.036         1.038            2,664

Pioneer Strategic Income Portfolio (5/04)                            2005      1.092         1.112        1,908,893
                                                                     2004      1.000         1.092          828,053

Strategic Equity Portfolio (4/02)                                    2005      1.054         1.056          229,625
                                                                     2004      0.974         1.054          192,976
                                                                     2003      0.749         0.974          137,627
                                                                     2002      1.148         0.749           83,170
                                                                     2001      1.000         1.148                -

Style Focus Series: Small Cap Growth Portfolio (6/05)                2005      1.027         1.113            8,406

Style Focus Series: Small Cap Value Portfolio (5/05)                 2005      1.000         1.109           15,029

Travelers Quality Bond Portfolio (3/02)                              2005      1.124         1.121          368,729
                                                                     2004      1.108         1.124          426,060
                                                                     2003      1.055         1.108          631,330
                                                                     2002      1.000         1.055          157,635

U.S. Government Securities Portfolio (5/04)                          2005      1.049         1.075                -
                                                                     2004      1.000         1.049                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio - Class I Shares (9/03)      2005      0.991          0.996          337,114
                                                                     2004      0.998          0.991           90,836
                                                                     2003      1.000          0.998            2,550

    Social Awareness Stock Portfolio (5/04)                          2005      1.080          1.107                -
                                                                     2004      1.000          1.080                -

Van Kampen Life Investment Trust
    Comstock Portfolio - Class II Shares (3/02)                      2005      1.133          1.158          455,555
                                                                     2004      0.983          1.133          360,935
                                                                     2003      0.766          0.983          472,048
                                                                     2002      1.000          0.766          182,669

    Enterprise Portfolio - Class II Shares (3/02)                    2005      0.909          0.963                -
                                                                     2004      0.893          0.909            2,000
                                                                     2003      0.723          0.893            2,000
                                                                     2002      1.000          0.723            2,000

Variable Insurance Products Fund
    Contrafund(R) Portfolio - Service Class 2 (3/02)                 2005      1.233          1.412          507,515
                                                                     2004      1.091          1.233          413,003
                                                                     2003      0.867          1.091          328,539
                                                                     2002      1.000          0.867          101,822

    Dynamic Capital Appreciation Portfolio - Service Class 2 (3/02)  2005      1.053          1.247           26,031
                                                                     2004      1.059          1.053           29,168
                                                                     2003      0.863          1.059           13,751
                                                                     2002      1.000          0.863            1,000

    Mid Cap Portfolio - Service Class 2 (3/02)                       2005      1.418          1.643        1,993,749
                                                                     2004      1.159          1.418        1,597,208
                                                                     2003      0.854          1.159        1,203,368
                                                                     2002      1.000          0.854          289,347


                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.55%



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Capital Appreciation Fund (3/02)                                 2005      1.168         1.346                -
                                                                     2004      1.000         1.168                -

    High Yield Bond Trust (5/04)                                     2005      1.075         1.061            7,106
                                                                     2004      1.000         1.075                -

    Managed Assets Trust (5/04)                                      2005      1.070         1.084                -
                                                                     2004      1.000         1.070                -

    Money Market Portfolio (3/02)                                    2005      0.993         0.996           39,858
                                                                     2004      1.000         0.993                -

AIM Variable Insurance Funds
    AIM V.I. Premier Equity Fund - Series I (10/02)                  2005      1.049         1.080                -
                                                                     2004      1.000         1.049                -

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Large-Cap Growth Portfolio - Class B (5/02)    2005      1.057         1.184                -
                                                                     2004      1.000         1.057                -

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (2/00)                       2005      1.112         1.237           13,476
                                                                     2004      1.000         1.112                -

    Growth Fund - Class 2 Shares (2/00)                              2005      1.085         1.229          299,256
                                                                     2004      1.000         1.085           33,273

    Growth-Income Fund - Class 2 Shares (2/00)                       2005      1.064         1.097          325,048
                                                                     2004      1.000         1.064                -

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (3/02)            2005      1.285         1.603                -
                                                                     2004      1.000         1.285                -

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (3/02)                 2005      1.286         1.344           13,433
                                                                     2004      1.000         1.286                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)



                                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                                       YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------          ----  -------------  -------------  ---------------
Dreyfus Variable Investment Fund
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (3/02)             2005      1.021         1.039                -
                                                                             2004      1.000         1.021                -

    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (3/02)       2005      1.092         1.127                -
                                                                             2004      1.000         1.092                -

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (11/03)                  2005      1.116         1.198            1,287
                                                                             2004      1.000         1.116                -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)                2005      1.118         1.200           89,941
                                                                             2004      1.000         1.118                -

Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Securities Fund - Class 2 Shares (5/02)                    2005      1.099         1.184           50,654
                                                                             2004      1.000         1.099                -

    Templeton Developing Markets Securities Fund - Class 2 Shares (5/03)     2005      1.260         1.566                -
                                                                             2004      1.000         1.260                -

    Templeton Foreign Securities Fund - Class 2 Shares (2/00)                2005      1.155         1.240           30,423
                                                                             2004      1.000         1.155                -

    Templeton Growth Securities Fund - Class 2 Shares (8/02)                 2005      1.118         1.187           83,827
                                                                             2004      1.000         1.118                -

Greenwich Street Series Fund
    Equity Index Portfolio - Class II Shares (6/02)                          2005      1.069         1.086                -
                                                                             2004      1.000         1.069                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Salomon Brothers Variable Aggressive Growth Fund -
     Class I Shares (1/00)                                           2005      1.053          1.128          29,935
                                                                     2004      1.000          1.053               -

    Salomon Brothers Variable Growth & Income Fund -
     Class I Shares (1/00)                                           2005      1.064          1.075               -
                                                                     2004      1.000          1.064               -

Janus Aspen Series
    Balanced Portfolio - Service Shares (3/02)                       2005      1.067          1.120               -
                                                                     2004      1.000          1.067               -

    Global Life Sciences Portfolio - Service Shares (3/02)           2005      1.038          1.136               -
                                                                     2004      1.000          1.038               -

    Global Technology Portfolio - Service Shares (3/02)              2005      1.051          1.143               -
                                                                     2004      1.000          1.051               -

    Worldwide Growth Portfolio - Service Shares (3/02)               2005      1.086          1.117               -
                                                                     2004      1.000          1.086               -

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (5/03)                     2005      1.125          1.140           3,786
                                                                     2004      1.000          1.125               -

Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (5/03)                               2005      1.098          1.106          21,268
                                                                     2004      1.000          1.098               -

    Mid-Cap Value Portfolio (5/03)                                   2005      1.159          1.223          84,335
                                                                     2004      1.000          1.159               -

Oppenheimer Variable Account Funds
    Oppenheimer Main Street Fund/VA - Service Shares (5/04)          2005      1.062          1.094               -
                                                                     2004      1.000          1.062               -

PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (5/03)              2005      1.066          1.061         234,345
                                                                     2004      1.000          1.066               -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Total Return Portfolio - Administrative Class (2/02)             2005      1.043          1.042        357,636
                                                                     2004      1.000          1.043         56,684

Putnam Variable Trust
    Putnam VT Discovery Growth Fund - Class IB Shares (1/00)         2005      1.066          1.114              -
                                                                     2004      1.000          1.066              -

    Putnam VT International Equity Fund - Class IB Shares (5/02)     2005      1.158          1.266              -
                                                                     2004      1.000          1.158              -

    Putnam VT Small Cap Value Fund - Class IB Shares (3/02)          2005      1.192          1.243          2,876
                                                                     2004      1.000          1.192              -

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund - Class I (12/01)                                   2005      1.056          1.071              -
                                                                     2004      1.000          1.056              -

    Investors Fund - Class I (2/02)                                  2005      1.078          1.120         15,002
                                                                     2004      1.000          1.078              -

    Large Cap Growth Fund - Class I (8/02)                           2005      0.990          1.015              -
                                                                     2004      1.000          0.990              -

    Small Cap Growth Fund - Class I (5/02)                           2005      1.165          1.191              -
                                                                     2004      1.000          1.165              -

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (5/02)                        2005      1.053          1.117              -
                                                                     2004      1.000          1.053              -

    Convertible Securities Portfolio (3/02)                          2005      1.041          1.019              -
                                                                     2004      1.000          1.041              -

    Disciplined Mid Cap Stock Portfolio (3/02)                       2005      1.118          1.225              -
                                                                     2004      1.000          1.118              -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
Equity Income Portfolio (5/02)                                       2005      1.101         1.121            18,454
                                                                     2004      1.000         1.101                 -

Federated High Yield Portfolio (3/02)                                2005      1.077         1.077                 -
                                                                     2004      1.000         1.077                 -

Federated Stock Portfolio (3/02)                                     2005      1.078         1.107                 -
                                                                     2004      1.000         1.078                 -

Large Cap Portfolio (6/02)                                           2005      1.047         1.110                 -
                                                                     2004      1.000         1.047                 -

Managed Allocation Series: Aggressive Portfolio (5/05)               2005      1.000         1.103                 -

Managed Allocation Series: Conservative Portfolio (7/05)             2005      1.006         1.015                 -

Managed Allocation Series: Moderate Portfolio (6/05)                 2005      1.007         1.049                 -

Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)      2005      1.000         1.081                 -

Managed Allocation Series: Moderate-Conservative Portfolio (6/05)    2005      1.000         1.026                 -

Mercury Large Cap Core Portfolio (8/02)                              2005      1.123         1.227                 -
                                                                     2004      1.000         1.123                 -

MFS Emerging Growth Portfolio (8/02)                                 2005      1.080         1.047                 -
                                                                     2004      1.000         1.080                 -

MFS Mid Cap Growth Portfolio (3/02)                                  2005      1.072         1.077                 -
                                                                     2004      1.000         1.072                 -

MFS Total Return Portfolio (2/02)                                    2005      1.095         1.099           186,486
                                                                     2004      1.000         1.095                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    MFS Value Portfolio (5/04)                                       2005      1.125         1.168          27,601
                                                                     2004      1.000         1.125               -

    Mondrian International Stock Portfolio (3/02)                    2005      1.144         1.221               -
                                                                     2004      1.000         1.144               -

    Pioneer Fund Portfolio (5/03)                                    2005      1.092         1.128               -
                                                                     2004      1.000         1.092               -

    Pioneer Mid Cap Value Portfolio (7/05)                           2005      1.035         1.034               -

    Pioneer Strategic Income Portfolio (5/04)                        2005      1.103         1.114         159,981
                                                                     2004      1.000         1.103               -

    Strategic Equity Portfolio (4/02)                                2005      1.097         1.091           2,635
                                                                     2004      1.000         1.097               -

    Style Focus Series: Small Cap Growth Portfolio (6/05)            2005      1.026         1.109               -

    Style Focus Series: Small Cap Value Portfolio (5/05)             2005      1.000         1.104             728

    Travelers Quality Bond Portfolio (3/02)                          2005      1.031         1.021               -
                                                                     2004      1.000         1.031               -

    U.S. Government Securities Portfolio (5/04)                      2005      1.071         1.090               -
                                                                     2004      1.000         1.071               -

Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio - Class I Shares (9/03)      2005      0.997         0.995             731
                                                                     2004      1.000         0.997               -

    Social Awareness Stock Portfolio (5/04)                          2005      1.074         1.093               -
                                                                     2004      1.000         1.074               -

Van Kampen Life Investment Trust
    Comstock Portfolio - Class II Shares (3/02)                      2005      1.130         1.147               -
                                                                     2004      1.000         1.130               -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Enterprise Portfolio - Class II Shares (3/02)                    2005      1.036         1.090                -
                                                                     2004      1.000         1.036                -

Variable Insurance Products Fund
    Contrafund(R) Portfolio - Service Class 2 (3/02)                 2005      1.106         1.258           85,343
                                                                     2004      1.000         1.106                -

    Dynamic Capital Appreciation Portfolio - Service Class 2 (3/02)  2005      1.039         1.222                -
                                                                     2004      1.000         1.039                -

    Mid Cap Portfolio - Service Class 2 (3/02)                       2005      1.226         1.410          117,119
                                                                     2004      1.000         1.226                -



                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005. the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



On 02/25/2005, the Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.



On 02/25/2005, the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.



AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.



Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners



Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners



AllianceBernstein Large-Cap Growth Portfolio- Class B is no longer available to new contract holders



Federated Stock Portfolio is no longer available to new contract holders



Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 is no longer available to new contract holders



Fixed Fund is no longer available to new contract holders



Janus Aspen Series Balanced Portfolio - Service Shares is no longer available to new contract holders



Janus Aspen Series Global Life Sciences Portfolio - Service Shares is no longer available to new contract holders



Janus Aspen Series Worldwide Growth Portfolio - Service Shares is no longer available to new contract holders



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract owners



Van Kampen LIT Enterprise Portfolio - Class II Shares is no longer available to new contract owners

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix_D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%


                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Capital Appreciation Fund (6/02)                                 2005      1.117          1.297         200,941
                                                                     2004      0.952          1.117         274,552
                                                                     2003      0.777          0.952         276,632
                                                                     2002      1.000          0.777         223,435

    High Yield Bond Trust (5/04)                                     2005      1.067          1.061          55,179
                                                                     2004      0.989          1.067               -

    Managed Assets Trust (9/04)                                      2005      1.075          1.096               -
                                                                     2004      1.015          1.075               -

    Money Market Portfolio (5/02)                                    2005      0.977          0.987         150,830
                                                                     2004      0.986          0.977         673,304
                                                                     2003      0.996          0.986         855,860
                                                                     2002      1.000          0.996         802,446

AIM Variable Insurance Funds
    AIM V.I. Premier Equity Fund - Series I (11/01)                  2005      0.997          1.034         306,578
                                                                     2004      0.960          0.997         445,049
                                                                     2003      0.782          0.960         443,311
                                                                     2002      1.142          0.782         326,594
                                                                     2001      1.000          1.142          72,644

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Large-Cap Growth Portfolio - Class B (11/01)   2005      1.034          1.166         244,221
                                                                     2004      0.973          1.034         458,633
                                                                     2003      0.803          0.973         483,364

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    AllianceBernstein Large-Cap Growth Portfolio -
     Class B  (continued)                                            2002      1.183         0.803           440,010
                                                                     2001      1.000         1.183            25,673

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (11/99)                      2005      1.473         1.649         1,914,049
                                                                     2004      1.322         1.473         1,965,953
                                                                     2003      0.995         1.322         1,577,762
                                                                     2002      1.188         0.995           579,448
                                                                     2001      1.000         1.188            53,009

    Growth Fund - Class 2 Shares (11/99)                             2005      1.362         1.553         6,908,813
                                                                     2004      1.233         1.362         7,498,271
                                                                     2003      0.918         1.233         6,289,036
                                                                     2002      1.238         0.918         2,672,503
                                                                     2001      1.000         1.238           328,550

    Growth-Income Fund - Class 2 Shares (11/99)                      2005      1.291         1.341         6,617,005
                                                                     2004      1.191         1.291         7,869,519
                                                                     2003      0.916         1.191         6,886,746
                                                                     2002      1.143         0.916         3,517,428
                                                                     2001      1.000         1.143           483,056

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (6/02)            2005      1.377         1.730            49,971
                                                                     2004      1.123         1.377           102,493
                                                                     2003      0.801         1.123           107,770
                                                                     2002      1.000         0.801            50,280

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (6/02)                 2005      1.618         1.703           399,140
                                                                     2004      1.255         1.618           534,356
                                                                     2003      0.953         1.255           420,706
                                                                     2002      1.000         0.953           169,208

Dreyfus Variable Investment Fund
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (7/02)     2005      0.981         1.005           113,162
                                                                     2004      0.951         0.981           113,107

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Dreyfus VIF - Appreciation Portfolio - Initial
     Shares  (continued)                                             2003      0.799          0.951           229,583
                                                                     2002      1.000          0.799           136,153

    Dreyfus VIF - Developing Leaders Portfolio -
     Initial Shares (6/02)                                           2005      1.063          1.104           610,789
                                                                     2004      0.972          1.063           811,595
                                                                     2003      0.752          0.972           795,333
                                                                     2002      1.000          0.752           429,565

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (11/03)          2005      1.204          1.302            60,422
                                                                     2004      1.074          1.204            34,482
                                                                     2003      1.000          1.074             5,122

    Mercury Value Opportunities V.I. Fund - Class III (11/03)        2005      1.202          1.299           117,915
                                                                     2004      1.067          1.202            26,373
                                                                     2003      1.000          1.067                 -

Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Securities Fund - Class 2 Shares (5/02)            2005      1.144          1.242         1,734,260
                                                                     2004      1.035          1.144         1,999,529
                                                                     2003      0.842          1.035         1,608,369
                                                                     2002      1.000          0.842           719,789

    Templeton Developing Markets Securities Fund -
     Class 2 Shares (5/03)                                           2005      1.767          2.211           838,387
                                                                     2004      1.444          1.767           538,483
                                                                     2003      1.000          1.444            73,437

    Templeton Foreign Securities Fund - Class 2 Shares (11/99)       2005      1.369          1.481         2,258,919
                                                                     2004      1.177          1.369         1,963,706
                                                                     2003      0.907          1.177         1,293,188
                                                                     2002      1.134          0.907           589,742
                                                                     2001      1.000          1.134            29,133

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Templeton Growth Securities Fund - Class 2 Shares (7/02)         2005      1.166         1.246           439,470
                                                                     2004      1.024         1.166           662,918
                                                                     2003      0.789         1.024           314,762
                                                                     2002      1.000         0.789           130,925

Greenwich Street Series Fund
    Equity Index Portfolio - Class II Shares (10/01)                 2005      1.180         1.208         1,239,450
                                                                     2004      1.091         1.180         2,117,905
                                                                     2003      0.870         1.091         2,036,010
                                                                     2002      1.141         0.870           903,725
                                                                     2001      1.000         1.141            46,322

    Salomon Brothers Variable Aggressive Growth Fund -
     Class I Shares (1/00)                                           2005      1.113         1.200            56,448
                                                                     2004      1.039         1.113            65,449
                                                                     2003      0.755         1.039            48,254
                                                                     2002      1.000         0.755             2,659

    Salomon Brothers Variable Growth & Income Fund -
     Class I Shares (9/02)                                           2005      1.085         1.103            17,623
                                                                     2004      1.019         1.085            19,509
                                                                     2003      0.798         1.019            31,671
                                                                     2002      1.000         0.798            16,195

Janus Aspen Series
    Balanced Portfolio - Service Shares (8/02)                       2005      1.082         1.144           224,786
                                                                     2004      1.018         1.082           232,165
                                                                     2003      0.912         1.018           226,801
                                                                     2002      1.000         0.912           192,627

    Global Life Sciences Portfolio - Service Shares (9/02)           2005      1.020         1.125            12,895
                                                                     2004      0.910         1.020            13,043
                                                                     2003      0.734         0.910            12,999
                                                                     2002      1.000         0.734             2,339

    Global Technology Portfolio - Service Shares (8/02)              2005      0.885         0.970            17,017
                                                                     2004      0.897         0.885           107,994
                                                                     2003      0.624         0.897           111,827
                                                                     2002      1.000         0.624             9,994

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                               YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------------------  ----  -------------  -------------  ---------------
    Worldwide Growth Portfolio - Service Shares (8/02)               2005      0.921          0.955            37,932
                                                                     2004      0.898          0.921            70,179
                                                                     2003      0.739          0.898            71,689
                                                                     2002      1.000          0.739           102,057

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (5/03)                     2005      1.502          1.534           237,592
                                                                     2004      1.332          1.502           247,135
                                                                     2003      1.000          1.332            80,414

Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (5/03)                               2005      1.372          1.391           395,149
                                                                     2004      1.241          1.372           374,495
                                                                     2003      1.000          1.241           244,664

    Mid-Cap Value Portfolio (5/03)                                   2005      1.529          1.625           961,887
                                                                     2004      1.256          1.529           710,264
                                                                     2003      1.000          1.256           316,447

Oppenheimer Variable Account Funds
    Oppenheimer Main Street Fund/VA - Service Shares (9/04)          2005      1.071          1.111                 -
                                                                     2004      0.987          1.071                 -

PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (5/03)              2005      1.117          1.119         1,495,964
                                                                     2004      1.045          1.117         2,231,285
                                                                     2003      1.000          1.045         1,039,141

    Total Return Portfolio - Administrative Class (10/01)            2005      1.140          1.146        10,573,072
                                                                     2004      1.107          1.140        14,158,270
                                                                     2003      1.074          1.107        14,489,686
                                                                     2002      1.003          1.074         8,698,076
                                                                     2001      1.000          1.003           284,980

Putnam Variable Trust
    Putnam VT Discovery Growth Fund - Class IB Shares (12/01)        2005      1.167          1.228            84,952
                                                                     2004      1.105          1.167           165,358
                                                                     2003      0.853          1.105           176,949

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
   Putnam VT Discovery Growth Fund - Class IB Shares
   (continued)                                                 2002        1.233           0.853              126,575
                                                               2001        1.000           1.233               19,152

   Putnam VT International Equity Fund - Class IB Shares
   (10/01)                                                     2005        1.323           1.458              375,153
                                                               2004        1.160           1.323              516,700
                                                               2003        0.919           1.160              603,425
                                                               2002        1.138           0.919              285,369
                                                               2001        1.000           1.138               52,475

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2005        1.783           1.874              844,247
                                                               2004        1.439           1.783            1,134,138
                                                               2003        0.980           1.439            1,081,087
                                                               2002        1.221           0.980              712,422
                                                               2001        1.000           1.221               16,781

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2005        1.204           1.229            2,575,093
                                                               2004        1.132           1.204            3,132,904
                                                               2003        0.829           1.132            2,830,329
                                                               2002        1.127           0.829            1,972,141
                                                               2001        1.000           1.127              277,708

   Investors Fund - Class I (10/01)                            2005        1.205           1.261            1,173,271
                                                               2004        1.112           1.205            1,380,340
                                                               2003        0.856           1.112              997,741
                                                               2002        1.134           0.856              806,373
                                                               2001        1.000           1.134               76,156

   Large Cap Growth Fund - Class I (9/02)                      2005        1.117           1.154              153,668
                                                               2004        1.132           1.117              294,225
                                                               2003        0.798           1.132               90,125
                                                               2002        1.000           0.798               14,568

   Small Cap Growth Fund - Class I (11/01)                     2005        1.329           1.369              983,324
                                                               2004        1.176           1.329            1,076,083
                                                               2003        0.805           1.176            1,094,670

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
   Small Cap Growth Fund - Class I  (continued)                2002        1.255           0.805              354,038
                                                               2001        1.000           1.255                3,283

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)                  2005        1.196           1.277              434,982
                                                               2004        1.144           1.196              595,498
                                                               2003        0.901           1.144              327,479
                                                               2002        1.206           0.901               82,566
                                                               2001        1.000           1.206                3,553

   Convertible Securities Portfolio (6/02)                     2005        1.211           1.193              311,252
                                                               2004        1.160           1.211            2,407,328
                                                               2003        0.936           1.160              639,427
                                                               2002        1.000           0.936              170,593

   Disciplined Mid Cap Stock Portfolio (6/02)                  2005        1.191           1.314              256,661
                                                               2004        1.042           1.191              266,416
                                                               2003        0.793           1.042              313,401
                                                               2002        1.000           0.793               58,105

   Equity Income Portfolio (11/01)                             2005        1.326           1.360            2,251,835
                                                               2004        1.229           1.326            2,433,328
                                                               2003        0.955           1.229            1,969,032
                                                               2002        1.130           0.955              718,818
                                                               2001        1.000           1.130               27,813

   Federated High Yield Portfolio (8/02)                       2005        1.291           1.300              745,362
                                                               2004        1.191           1.291              991,656
                                                               2003        0.991           1.191              960,744
                                                               2002        1.000           0.991               93,591

   Federated Stock Portfolio (9/02)                            2005        1.064           1.100               77,154
                                                               2004        0.980           1.064               79,394
                                                               2003        0.782           0.980               84,271
                                                               2002        1.000           0.782               17,425

   Large Cap Portfolio (10/01)                                 2005        1.103           1.177            1,103,383
                                                               2004        1.055           1.103              915,748
                                                               2003        0.862           1.055              794,841

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
Large Cap Portfolio (continued)                                2002        1.138           0.862               226,191
                                                               2001        1.000           1.138                36,628

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.045           1.108                     -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.019                86,058

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.053                78,054

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017           1.086             3,561,326

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.011           1.030                     -

Mercury Large Cap Core Portfolio (12/01)                       2005        1.145           1.259               194,233
                                                               2004        1.006           1.145               273,915
                                                               2003        0.846           1.006               172,694
                                                               2002        1.151           0.846               159,360
                                                               2001        1.000           1.151                   614

MFS Emerging Growth Portfolio (11/01)                          2005        1.104           1.070                     -
                                                               2004        0.997           1.104               424,267
                                                               2003        0.787           0.997               275,657
                                                               2002        1.219           0.787               179,610
                                                               2001        1.000           1.219                 4,324

MFS Mid Cap Growth Portfolio (6/02)                            2005        0.827           0.837             1,016,433
                                                               2004        0.738           0.827               768,481
                                                               2003        0.549           0.738               783,843
                                                               2002        1.000           0.549               222,429

MFS Total Return Portfolio (10/01)                             2005        1.258           1.271             9,648,193
                                                               2004        1.150           1.258            10,625,367
                                                               2003        1.005           1.150             9,375,765
                                                               2002        1.081           1.005             4,154,038
                                                               2001        1.000           1.081               348,528

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
MFS Value Portfolio (5/04)                                     2005        1.119           1.169              108,277
                                                               2004        0.972           1.119                    -

Mondrian International Stock Portfolio (8/02)                  2005        1.209           1.300              424,780
                                                               2004        1.064           1.209              404,686
                                                               2003        0.843           1.064              261,140
                                                               2002        1.000           0.843               35,971

Pioneer Fund Portfolio (5/03)                                  2005        1.324           1.377               25,462
                                                               2004        1.213           1.324               30,145
                                                               2003        1.000           1.213               22,941

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.038                  209

Pioneer Strategic Income Portfolio (5/04)                      2005        1.092           1.112              176,162
                                                               2004        0.983           1.092                7,354

Strategic Equity Portfolio (11/01)                             2005        1.054           1.056              738,970
                                                               2004        0.974           1.054              840,779
                                                               2003        0.749           0.974              875,861
                                                               2002        1.148           0.749              654,693
                                                               2001        1.000           1.148              122,403

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.113                    -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.005           1.109                    -

Travelers Quality Bond Portfolio (6/02)                        2005        1.124           1.121              760,051
                                                               2004        1.108           1.124            1,333,327
                                                               2003        1.055           1.108            1,212,574
                                                               2002        1.000           1.055              544,484

U.S. Government Securities Portfolio (5/04)                    2005        1.049           1.075                4,894
                                                               2004        0.984           1.049                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.991           0.996              453,573
                                                               2004        0.998           0.991              429,944
                                                               2003        1.000           0.998              109,660

   Social Awareness Stock Portfolio (3/05)                     2005        1.080           1.107                    -
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2005        1.133           1.158              784,448
                                                               2004        0.983           1.133            1,107,608
                                                               2003        0.766           0.983            1,094,511
                                                               2002        1.000           0.766              665,542

   Enterprise Portfolio - Class II Shares (7/02)               2005        0.909           0.963               66,019
                                                               2004        0.893           0.909               66,034
                                                               2003        0.723           0.893               71,388
                                                               2002        1.000           0.723               78,186

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/02)            2005        1.233           1.412              537,353
                                                               2004        1.091           1.233              796,095
                                                               2003        0.867           1.091              530,106
                                                               2002        1.000           0.867              290,464

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/02)                                                      2005        1.053           1.247              173,750
                                                               2004        1.059           1.053              191,175
                                                               2003        0.863           1.059              189,423
                                                               2002        1.000           0.863              163,295

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.418           1.643            1,771,018
                                                               2004        1.159           1.418            1,933,959
                                                               2003        0.854           1.159            1,521,044
                                                               2002        1.000           0.854              558,775

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.55%



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
   Capital Appreciation Fund (6/02)                            2005        1.168           1.346                   -
                                                               2004        1.000           1.168                   -

   High Yield Bond Trust (5/04)                                2005        1.075           1.061                 257
                                                               2004        1.000           1.075                 246

   Managed Assets Trust (9/04)                                 2005        1.070           1.084                   -
                                                               2004        1.013           1.070                   -

   Money Market Portfolio (5/02)                               2005        0.993           0.996                   -
                                                               2004        1.000           0.993                   -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (11/01)             2005        1.049           1.080                   -
                                                               2004        1.000           1.049                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/01)                                                     2005        1.057           1.184                   -
                                                               2004        1.000           1.057                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.112           1.237                   -
                                                               2004        1.000           1.112                   -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.085           1.229             111,863
                                                               2004        1.000           1.085                 758

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.064           1.097              20,129
                                                               2004        1.000           1.064                 766

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/02)       2005        1.285           1.603                   -
                                                               2004        1.000           1.285                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.286           1.344                   -
                                                               2004        1.000           1.286                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/02)                                                      2005        1.021           1.039                   -
                                                               2004        1.000           1.021                   -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (6/02)                                               2005        1.092           1.127               6,832
                                                               2004        1.000           1.092                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.116           1.198                   -
                                                               2004        1.000           1.116                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.118           1.200               7,071
                                                               2004        1.000           1.118                 740

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.099           1.184              12,050
                                                               2004        1.000           1.099                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.260           1.566              10,108
                                                               2004        1.000           1.260              11,772

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.155           1.240             106,151
                                                               2004        1.000           1.155              63,377

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.118           1.187              59,083
                                                               2004        1.000           1.118                   -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (10/01)            2005        1.069           1.086                   -
                                                               2004        1.000           1.069                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (1/00)                                             2005        1.053           1.128                   -
                                                               2004        1.000           1.053                   -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.064           1.075                   -
                                                               2004        1.000           1.064                   -

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2005        1.067           1.120                   -
                                                               2004        1.000           1.067                   -

   Global Life Sciences Portfolio - Service Shares (9/02)      2005        1.038           1.136                   -
                                                               2004        1.000           1.038                   -

   Global Technology Portfolio - Service Shares (8/02)         2005        1.051           1.143                   -
                                                               2004        1.000           1.051                   -

   Worldwide Growth Portfolio - Service Shares (8/02)          2005        1.086           1.117                   -
                                                               2004        1.000           1.086                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.125           1.140              85,885
                                                               2004        1.000           1.125              64,090

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.098           1.106               7,639
                                                               2004        1.000           1.098                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.159           1.223              77,371
                                                               2004        1.000           1.159              63,332

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2005        1.062           1.094                   -
                                                               2004        0.981           1.062                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.066           1.061              64,499
                                                               2004        1.000           1.066              60,172

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
   Total Return Portfolio - Administrative Class (10/01)       2005        1.043           1.042                 261
                                                               2004        1.000           1.043                 249

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2005        1.066           1.114                   -
                                                               2004        1.000           1.066                   -

   Putnam VT International Equity Fund - Class IB Shares
   (10/01)                                                     2005        1.158           1.266                   -
                                                               2004        1.000           1.158                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2005        1.192           1.243              16,915
                                                               2004        1.000           1.192                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2005        1.056           1.071                   -
                                                               2004        1.000           1.056                   -

   Investors Fund - Class I (10/01)                            2005        1.078           1.120                   -
                                                               2004        1.000           1.078                   -

   Large Cap Growth Fund - Class I (9/02)                      2005        0.990           1.015                   -
                                                               2004        1.000           0.990                   -

   Small Cap Growth Fund - Class I (11/01)                     2005        1.165           1.191                   -
                                                               2004        1.000           1.165                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/01)                  2005        1.053           1.117                   -
                                                               2004        1.000           1.053                   -

   Convertible Securities Portfolio (6/02)                     2005        1.041           1.019                   -
                                                               2004        1.000           1.041                   -

   Disciplined Mid Cap Stock Portfolio (6/02)                  2005        1.118           1.225                   -
                                                               2004        1.000           1.118                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
Equity Income Portfolio (11/01)                                2005        1.101           1.121                   -
                                                               2004        1.000           1.101                   -

Federated High Yield Portfolio (8/02)                          2005        1.077           1.077                   -
                                                               2004        1.000           1.077                   -

Federated Stock Portfolio (9/02)                               2005        1.078           1.107                   -
                                                               2004        1.000           1.078                   -

Large Cap Portfolio (10/01)                                    2005        1.047           1.110                   -
                                                               2004        1.000           1.047                   -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.044           1.103              26,398

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.015                   -

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.049                   -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017           1.081             456,630

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.010           1.026                   -

Mercury Large Cap Core Portfolio (12/01)                       2005        1.123           1.227              79,209
                                                               2004        1.000           1.123                   -

MFS Emerging Growth Portfolio (11/01)                          2005        1.080           1.047                   -
                                                               2004        1.000           1.080                   -

MFS Mid Cap Growth Portfolio (6/02)                            2005        1.072           1.077                   -
                                                               2004        1.000           1.072                   -

MFS Total Return Portfolio (10/01)                             2005        1.095           1.099              82,443
                                                               2004        1.000           1.095                 983

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
   MFS Value Portfolio (5/04)                                  2005        1.125           1.168                   -
                                                               2004        1.000           1.125                   -

   Mondrian International Stock Portfolio (8/02)               2005        1.144           1.221                   -
                                                               2004        1.000           1.144                   -

   Pioneer Fund Portfolio (5/03)                               2005        1.092           1.128                   -
                                                               2004        1.000           1.092                   -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000           1.034                   -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.103           1.114                   -
                                                               2004        1.000           1.103                   -

   Strategic Equity Portfolio (11/01)                          2005        1.097           1.091                   -
                                                               2004        1.000           1.097                   -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.109                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.004           1.104                   -

   Travelers Quality Bond Portfolio (6/02)                     2005        1.031           1.021                   -
                                                               2004        1.000           1.031                   -

   U.S. Government Securities Portfolio (5/04)                 2005        1.071           1.090                 252
                                                               2004        1.000           1.071                 242

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           0.995                   -
                                                               2004        1.000           0.997                   -

   Social Awareness Stock Portfolio (3/05)                     2005        1.023           1.093                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2005        1.130           1.147              80,902
                                                               2004        1.000           1.130                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------     ---------------
   Enterprise Portfolio - Class II Shares (7/02)               2005        1.036           1.090                   -
                                                               2004        1.000           1.036                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/02)            2005        1.106           1.258              54,738
                                                               2004        1.000           1.106                   -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/02)                                                      2005        1.039           1.222                   -
                                                               2004        1.000           1.039                   -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.226           1.410              46,585
                                                               2004        1.000           1.226              19,636


                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005. the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



On 02/25/2005. the Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.



On 02/25/2005. the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.



AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.



Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners



Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners



AllianceBernstein Large-Cap Growth Portfolio- Class B is no longer available to new contract holders



Federated Stock Portfolio is no longer available to new contract holders



Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 is no longer available to new contract holders



Fixed Fund is no longer available to new contract holders



Janus Aspen Series Balanced Portfolio - Service Shares is no longer available to new contract holders



Janus Aspen Series Global Life Sciences Portfolio - Service Shares is no longer available to new contract holders



Janus Aspen Series Worldwide Growth Portfolio - Service Shares is no longer available to new contract holders



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract owners



Van Kampen LIT Enterprise Portfolio - Class II Shares is no longer available to new contract owners

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                        The Insurance Company
                        Principal Underwriter
                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Registered Public Accounting Firm Condensed Financial Information
                        Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.



Name:   _________________________________________



Address:_________________________________________



Check Box:



[ ] MIC-Book-04-08-81-82-83



[ ] MLAC-Book-04-08-81-82-83
                                      D-1

Book 08                                                             May 1, 2006

               PORTFOLIO ARCHITECT L VARIABLE ANNUITY PROSPECTUS:
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



This Prospectus describes PORTFOLIO ARCHITECT L VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:



AMERICAN FUNDS INSURANCE SERIES - CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
DREYFUS VARIABLE INVESTMENT FUND - INITIAL SHARES
   Dreyfus Variable Investment Fund - Appreciation Portfolio Dreyfus Variable Investment Fund - Developing Leaders
     Portfolio+
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES - SERVICE SHARES
   Global Technology Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. Class I+
   Legg Mason Partners Variable All Cap Portfolio
   Legg Mason Partners Variable Investors Portfolio
   Legg Mason Partners Variable Large Cap Growth Portfolio Legg Mason Partners Variable Small Cap Growth Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Aggressive Growth Portfolio -
     Class I+
   Legg Mason Partners Variable Equity Index Portfolio - Class
     II+
   Legg Mason Partners Variable Growth and Income Portfolio -
     Class I+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income
     Portfolio+
   Legg Mason Partners Variable Social Awareness Stock
     Portfolio+
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock Portfolio - Class A+
   Dreman Small-Cap Value Portfolio - Class A+
   Federated High Yield Portfolio - Class A+
   Harris Oakmark International Portfolio - Class A+
   Janus Capital Appreciation Portfolio - Class A+
   Legg Mason Partners Managed Assets Portfolio - Class A+ Lord Abbett Bond Debenture Portfolio - Class A+
   Lord Abbett Growth and Income Portfolio - Class B+
Lord Abbett Mid-Cap Value Portfolio - Class B+
   Mercury Large-Cap Core Portfolio - Class A+
   Met/AIM Capital Appreciation Portfolio - Class A+
   Met/AIM Small Cap Growth Portfolio - Class A+
   MFS(R) Value Portfolio - Class A+
   Neuberger Berman Real Estate Portfolio - Class A+
   Pioneer Fund Portfolio - Class A+
   Pioneer Mid-Cap Value Portfolio - Class A+
   Pioneer Strategic Income Portfolio - Class A+
   Third Avenue Small Cap Value Portfolio - Class B+ METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio - Class D+
   BlackRock Bond Income Portfolio - Class A+
   BlackRock Money Market Portfolio - Class A+
   FI Large Cap Portfolio - Class A+
   FI Value Leaders Portfolio - Class D+
   MFS(R) Total Return Portfolio - Class F+
   Oppenheimer Global Equity Portfolio - Class B+
   Western Asset Management High Yield Bond Portfolio -
     Class A+
   Western Asset Management U.S. Government Portfolio -
     Class A+
PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS
   Real Return Portfolio
   Total Return Portfolio
PUTNAM VARIABLE TRUST - CLASS IB
   Putnam VT Small Cap Value Fund
VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II
   Comstock Portfolio
VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2
   VIP Contrafund(R) Portfolio
   VIP Mid Cap Portfolio
METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS
- CLASS B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+ MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+ MetLife Aggressive Allocation Portfolio+


--------------


(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract-The Variable Funding Options" for more information.



*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract, certain contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May12, 2006.



We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary................................................       3
Summary.................................................       5
Fee Table...............................................       9
Condensed Financial Information.........................      18
The Annuity Contract....................................      18
   Contract Owner Inquiries.............................      19
   Purchase Payments....................................      19
   Accumulation Units...................................      20
   The Variable Funding Options.........................      20
The Fixed Account.......................................      26
Charges and Deductions..................................      26
   General..............................................      26
   Withdrawal Charge....................................      27
   Free Withdrawal Allowance............................      27
   Transfer Charge......................................      28
   Administrative Charges...............................      28
   Mortality and Expense Risk Charge....................      28
   Enhanced Stepped-Up Provision Charge.................      28

   Guaranteed Minimum Withdrawal Benefit
    Charge..............................................      28
   Guaranteed Minimum Accumulation Benefit
    Charge..............................................      29
   Variable Liquidity Benefit Charge....................      29
   Variable Funding Option Expenses.....................      29
   Premium Tax..........................................      29
   Changes in Taxes Based upon Premium
     or Value...........................................      29
Transfers...............................................      29
Market Timing/Excessive Trading.........................      30

   Dollar Cost Averaging................................      31
Access to Your Money....................................      32
   Systematic Withdrawals...............................      32
Ownership Provisions....................................      32
   Types of Ownership...................................      32
     Contract Owner.....................................      32
     Beneficiary........................................      33
     Annuitant..........................................      33
Death Benefit...........................................      33
   Death Proceeds before the Maturity Date..............      34
   Enhanced Stepped-Up Provision........................      36
   Payment of Proceeds..................................      36
   Spousal Contract Continuance.........................      38
   Beneficiary Contract Continuance.....................      38
   Planned Death Benefit................................      39
   Death Proceeds after Maturity Date...................      39
 Living Benefits........................................      39
   Guaranteed Minimum Withdrawal Benefit................      39
   Guaranteed Minimum Accumulation Benefit..............      45
The Annuity Period......................................      52
   Maturity Date........................................      52
   Allocation of Annuity................................      52
   Variable Annuity.....................................      53
   Fixed Annuity........................................      53
Payment Options.........................................      53
   Election of Options..................................      53
   Annuity Options......................................      54
   Variable Liquidity Benefit...........................      54
Miscellaneous Contract Provisions.......................      54
   Right to Return......................................      54
   Termination..........................................      55
   Required Reports.....................................      55
   Suspension of Payments...............................      55
The Separate Accounts...................................      55
   Performance Information..............................      56
Federal Tax Considerations..............................      56
   General Taxation of Annuities........................      56
   Types of Contracts: Qualified and Non-qualified......      57
   Qualified Annuity Contracts..........................      57
     Taxation of Qualified Annuity Contracts............      57
     Mandatory Distributions for Qualified Plans........      57
   Non-qualified Annuity Contracts......................      58
     Diversification Requirements for
       Variable Annuities...............................      58
     Ownership of the Investments.......................      59
     Taxation of Death Benefit Proceeds.................      59
   Other Tax Considerations.............................      59
     Treatment of Charges for Optional Benefits.........      59

     Puerto Rico Tax Considerations.....................      59
     Non-Resident Aliens................................      59
Other Information.......................................      60
   The Insurance Companies..............................      60
   Financial Statements.................................      60
   Distribution of Variable Annuity Contracts...........      60
   Conformity with State and Federal Laws...............      62
   Voting Rights........................................      63
   Restrictions on Financial Transactions...............      63
   Legal Proceedings....................................      63
Appendix A: Condensed Financial
   Information for Travelers Insurance
     Company: Separate Account Nine.....................     A-1
Appendix B: Condensed Financial Information
   for Travelers Life and Annuity Company:
     Separate Account Ten...............................     B-1
Appendix C: The Fixed Account...........................     C-1
Appendix D: Contents of the Statement of
   Additional Information...............................     D-1

                                    GLOSSARY


ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.


ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
              LIFE & ANNUITY PORTFOLIO ARCHITECT L VARIABLE ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under Qualified Contracts, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under Non-qualified Contracts, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b), or 414(d) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.


The Contract is available to owners and Annuitants under age 80 as of the Contract Date.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.60% for the Deferred Annual Step-Up, 1.70% for the Annual Step-Up and 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after four full years. .


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity

Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.



WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.


      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.


      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

      - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE..........................................              6%(1)
(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE............................................            $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE..........................              6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity
Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE......................   $30(4)

--------------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

     YEARS SINCE PURCHASE PAYMENT MADE         WITHDRAWAL CHARGE
-----------------------------------------      -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
------------------------    -------------
         0 years               1 year                 6%
         1 year                2 years                5%
         2 years               3 years                4%
         3 years               4 years                3%
         4+ years                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
-----------------------------------------      -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
------------------------    -------------
         0 years               1 year                 6%
         1 year                2 years                5%
         2 years               3 years                4%
         3 years               4 years                3%
        4+ years                                      0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.60% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:



                                                           DEFERRED ANNUAL STEP
                                                            UP DEATH BENEFIT       ANNUAL STEP-UP        ROLL-UP DEATH
                                                               "STANDARD"           DEATH BENEFIT           BENEFIT
                                                           --------------------    --------------        -------------
Mortality and Expense Risk Charge......................           1.60%(5)             1.70%(5)               1.90%(5)
Administrative Expense Charge..........................           0.15%                0.15%                  0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED......................................           1.75%                1.85%                  2.05%
Optional E.S.P. Charge.................................           0.20%                0.20%                  0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED...............................................           1.95%                2.05%                  2.25%
Optional GMAB Charge...................................           0.50%                0.50%                  0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
SELECTED...............................................           2.25%                2.35%                  2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMAB SELECTED(6)                                                  2.45%                2.55%                  2.75%
Optional GMWB I Charge(maximum upon reset).............           1.00%(7)             1.00%(7)               1.00%(7)
Optional GMWB II Charge(maximum upon reset)............           1.00%(7)             1.00%(7)               1.00%(7)
Optional GMWB III Charge...............................           0.25%                0.25%                  0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
SELECTED...............................................           2.75%                2.85%                  3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II
ONLY SELECTED..........................................           2.75%                2.85%                  3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
ONLY SELECTED..........................................           2.00%                2.10%                  2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB I SELECTED........................................           2.95%                3.05%                  3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB II SELECTED.......................................           2.95%                3.05%                  3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB III SELECTED......................................           2.20%                2.30%                  2.50%


----------


(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc. and an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.



(6)   GMAB and GMWB cannot both be elected.



(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM                        MAXIMUM
                                                                         -------                        -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)                     0.42%                          4.47%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                                                            CONTRACTUAL
                                                    DISTRIBUTION                   TOTAL     FEE WAIVER       NET TOTAL
                                                       AND/OR                     ANNUAL       AND/OR           ANNUAL
                                   MANAGEMENT      SERVICE(12b-1)     OTHER      OPERATING    EXPENSE         OPERATING
UNDERLYING FUND:                       FEE              FEES         EXPENSES    EXPENSES   REIMBURSEMENT     EXPENSES**
----------------                   ----------      --------------    --------    ---------  -------------     ----------
AMERICAN FUNDS INSURANCE
SERIES - Class 2
   American Funds Global
     Growth Fund*                     0.58%            0.25%          0.04%       0.87%          --                0.87%
   American Funds Growth
     Fund*                            0.33%            0.25%          0.02%       0.60%          --                0.60%
   American Funds
     Growth-Income Fund*              0.28%            0.25%          0.01%       0.54%          --                0.54%
DREYFUS VARIABLE INVESTMENT
   FUND - Initial Shares
   Dreyfus Variable
     Investment Fund -
     Appreciation Portfolio           0.75%              --           0.05%       0.80%          --                0.80%
   Dreyfus Variable
     Investment Fund -
     Developing Leaders
     Portfolio                        0.75%              --           0.06%       0.81%          --                0.81%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   - Class 2
   Templeton Developing
     Markets Securities Fund*         1.24%            0.25%          0.29%       1.78%          --                1.78%
   Templeton Foreign
     Securities Fund*                 0.65%            0.25%          0.17%       1.07%        0.05%               1.02%(1)
JANUS ASPEN SERIES - Service
   Shares
   Global Life Sciences
     Portfolio*+                      0.64%            0.25%          0.31%       1.20%          --                1.20%
   Global Technology
     Portfolio*                       0.64%            0.25%          0.09%       0.98%          --                0.98%
   Worldwide Growth
     Portfolio*+                      0.60%            0.25%          0.01%       0.86%          --                0.86%(2)
LAZARD RETIREMENT SERIES,
   INC.
   Lazard Retirement Small
     Cap Portfolio*                   0.75%            0.25%          0.22%       1.22%          --                1.22%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS I,
   INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio - Class I              0.75%              --           0.07%       0.82%          --                0.82%

   Legg Mason Partners
     Variable Investors
     Portfolio                        0.65%              --           0.06%       0.71%          --                0.71%
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio -
     Class I                          0.75%              --           0.72%       1.47%          --                1.47%(3)
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio                 0.75%              --           0.22%       0.97%          --                0.97%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS II
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio -
     Class I                          0.75%              --           0.18%       0.93%          --                0.93%(5)
   Legg Mason Partners
     Variable Equity Index
     Portfolio - Class II*            0.31%            0.25%          0.03%       0.59%          --                0.59%
   Legg Mason Partners
     Variable Growth and
     Income Portfolio -
     Class I                          0.65%              --           0.52%       1.17%          --                1.17%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS III,
   INC.
   Legg Mason Partners
     Variable Adjustable
     Rate Income Portfolio*++         0.55%            0.25%          0.28%       1.08%          --                1.08%(4)
   Legg Mason Partners
     Variable Social
     Awareness Stock
     Portfolio++                      0.71%              --           0.04%       0.75%          --                0.75%(5)
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap
     Stock Portfolio -
     Class A                          0.70%              --           0.10%       0.80%          --                0.80%(6)
   Dreman Small-Cap Value
     Portfolio - Class A              0.83%              --           3.64%       4.47%        3.37%               1.16%(6)
   Federated High Yield
     Portfolio - Class A              0.60%              --           0.21%       0.81%          --                0.81%(6)
   Harris Oakmark
     International
     Portfolio - Class A              0.82%              --           0.13%       0.95%          --                0.95%
   Janus Capital
     Appreciation Portfolio
     - Class A                        0.65%              --           0.09%       0.74%          --                0.74%(6)
   Legg Mason Partners
     Managed Assets
     Portfolio - Class A              0.50%              --           0.09%       0.59%          --                0.59%(6)
   Lord Abbett Bond
     Debenture Portfolio -
     Class A                          0.51%              --           0.05%       0.56%          --                0.56%
   Lord Abbett Growth and
     Income Portfolio -
     Class B*                         0.50%            0.25%          0.04%       0.79%          --                0.79%(6)
   Lord Abbett Mid-Cap
     Value Portfolio -
     Class B*                         0.68%            0.25%          0.08%       1.01%          --                1.01%
   Mercury Large-Cap Core
     Portfolio - Class A              0.78%              --           0.12%       0.90%          --                0.90%(6)
   Met/AIM Capital
     Appreciation Portfolio
     - Class A                        0.76%              --           0.05%       0.81%          --                0.81%(6)
   Met/AIM Small Cap Growth
     Portfolio - Class A              0.90%              --           0.10%       1.00%          --                1.00%(6)
   MFS(R) Value Portfolio -
     Class A                          0.73%              --           0.24%       0.97%          --                0.97%(6)

   Neuberger Berman Real
     Estate Portfolio -
     Class A                          0.67%              --           0.03%       0.70%          --                0.70%
   Pioneer Fund Portfolio -
     Class A                          0.75%              --           0.28%       1.03%        0.03%               1.00%(6)
   Pioneer Mid-Cap Value
     Portfolio - Class A              0.75%              --           2.84%       3.59%        2.59%               1.00%(6)
   Pioneer Strategic Income
     Portfolio - Class A              0.73%              --           0.09%       0.82%          --                0.82%(6)
   Third Avenue Small Cap
     Value Portfolio -
     Class B*                         0.75%            0.25%          0.05%       1.05%          --                1.05%
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Aggressive
     Growth Portfolio -
     Class D*                         0.73%            0.10%          0.06%       0.89%          --                0.89%
   BlackRock Bond Income
     Portfolio - Class A              0.40%              --           0.07%       0.47%          --                0.47%(7)
   BlackRock Money Market
     Portfolio - Class A              0.35%              --           0.07%       0.42%        0.01%               0.41%(8)
   FI Large Cap Portfolio -
     Class A                          0.80%              --           0.06%       0.86%          --                0.86%(9)
   FI Value Leaders
     Portfolio - Class D*             0.66%            0.10%          0.07%       0.83%          --                0.83%
   MFS(R) Total Return
     Portfolio - Class F*             0.57%            0.20%          0.16%       0.93%          --                0.93%(10)
   Oppenheimer Global
     Equity Portfolio -
     Class B*                         0.60%            0.25%          0.33%       1.18%          --                1.18%
   T. Rowe Price Large Cap
     Growth Portfolio -
     Class B*+                        0.60%            0.25%          0.12%       0.97%          --                0.97%(11)
   Western Asset Management
     High Yield Bond
     Portfolio - Class A              0.48%              --           0.12%       0.60%          --                0.60%(9)
   Western Asset Management
     U.S. Government
     Portfolio - Class A              0.54%              --           0.07%       0.61%          --                0.61%
PIMCO VARIABLE INSURANCE
   TRUST
   Real Return Portfolio -
     Administrative Class             0.25%              --           0.41%       0.66%          --                0.66%(12)
   Total Return Portfolio -
     Administrative Class             0.25%              --           0.40%       0.65%          --                0.65%
PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund - Class
     IB*+                             0.75%            0.25%          0.18%       1.18%          --                1.18%
   Putnam VT Small Cap
     Value Fund - Class IB*           0.76%            0.25%          0.08%       1.09%          --                1.09%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class
     II*                              0.56%            0.25%          0.03%       0.84%          --                0.84%
   Enterprise Portfolio
     Class II*+                       0.50%            0.25%          0.18%       0.93%          --                0.93%
VARIABLE INSURANCE PRODUCTS
   FUND - Service Class 2
   VIP Contrafund(R)
     Portfolio*                       0.57%            0.25%          0.09%       0.91%          --                0.91%
   VIP Dynamic Capital
     Appreciation
     Portfolio*+                      0.57%            0.25%          0.36%       1.18%          --                1.18%
   VIP Mid Cap Portfolio*             0.57%            0.25%          0.12%       0.94%          --                0.94%

                                                                                                                  NET TOTAL
                                                                                                                   ANNUAL
                                                                                                                  OPERATING
                                                                                                                  EXPENSES
                                          DISTRIBUTION                                                            INCLUDING
                                             AND/OR                                 CONTRACTUAL     NET TOTAL        NET
                                            SERVICE                TOTAL ANNUAL     FEE WAIVER       ANNUAL      EXPENSES OF
                              MANAGEMENT    (12b-1)        OTHER    OPERATING     AND/OR EXPENSE    OPERATING    UNDERLYING
     UNDERLYING FUND:            FEE          FEES       EXPENSES    EXPENSES      REIMBURSEMENT   EXPENSES**    PORTFOLIOS
----------------------------  ----------  ------------   --------  ------------   --------------   ----------    -----------
METROPOLITAN SERIES FUND,
 INC.
MetLife Conservative
 Allocation Portfolio --
 Class B*...................    0.10%        0.25%         0.95%      1.30%            0.95%          0.35%     0.98%(13)(14)
MetLife Conservative to
 Moderate Allocation
 Portfolio -- Class B*......    0.10%        0.25%         0.31%      0.66%            0.31%          0.35%     1.00%(13)(14)
MetLife Moderate Allocation
 Portfolio -- Class B*......    0.10%        0.25%         0.19%      0.54%            0.19%          0.35%     1.04%(13)(14)
MetLife Moderate to
 Aggressive Allocation
 Portfolio -- Class B*......    0.10%        0.25%         0.24%      0.59%            0.24%          0.35%     1.06%(13)(14)
MetLife Aggressive
 Allocation Portfolio --
 Class B*...................    0.10%        0.25%         1.66%      2.01%            1.66%          0.35%     1.07%(13)(14)


----------


* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus, or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



+     Closed to new investors.



++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.



NOTES



(1) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(2) Effective February 1, 2006, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Statement of Additional Information.



(3) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on October 1, 2005.



(4) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on November 1, 2005.



(5) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on December 1, 2005.



(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Batterymarch Mid-Cap Stock Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Janus Capital Appreciation Portfolio, Legg Mason Partners Variable Managed Assets Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio and Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.





(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.

(9) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(10) The Management fee in the table has been restated to reflect a new fee schedule which became effective on May 1, 2005.



(11) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(12) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(13) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.



(14) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any expense limitations) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

EXAMPLE


This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example do not represent past or future expenses. Your actual expenses may be more or less than those shown.



This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.



EXAMPLE --This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies in all Contract Years).



                                              IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                        OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN**:
                                             --------------------------------------   ----------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------                               ------   -------    -------   --------   ------    -------    -------    --------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    1369     2651      3658       6873       769       2251       3658       6873
Underlying Fund with Minimum Total Annual
Operating Expenses.........................     973     1530      1901       3891       373       1130       1901       3891

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Portfolio Architect L Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.



The Contract is available to owners and Annuitants age 80 or under as of the Contract Date.



                                                      MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
        DEATH BENEFIT/OPTIONAL FEATURE                      ANNUITANT ON THE CONTRACT/RIDER DATE
------------------------------------------------      ------------------------------------------------
Deferred Annual Step Up Death Benefit                                        75
Annual Step Up Death Benefit                                                 80
Roll Up Death Benefit                                                        75
Enhanced Stepped-Up Provision (E.S.P)                                        75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.


PURCHASE PAYMENTS


Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.


We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the

Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9368 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



            FUNDING                                       INVESTMENT                                 INVESTMENT
            OPTION                                         OBJECTIVE                             ADVISER/SUBADVISER
----------------------------------------   --------------------------------------       ----------------------------------
AMERICAN FUNDS INSURANCE SERIES

   American Funds Global Growth Fund -     Seeks capital appreciation through           Capital Research and Management
     Class 2                               stocks.                                      Company

   American Funds Growth Fund - Class 2    Seeks capital appreciation through           Capital Research and Management
                                           stocks.                                      Company

   American Funds Growth-Income Fund -     Seeks both capital appreciation and          Capital Research and Management
     Class 2                               income.                                      Company

DREYFUS VARIABLE INVESTMENT FUND

   Dreyfus Variable Investment Fund -      Seeks long-term capital growth               The Dreyfus Corporation
     Appreciation Portfolio - Initial      consistent with the preservation of          Subadviser: Fayez Sarofim & Co.
     Shares                                capital, with growth of current income
                                           as a secondary objective.

   Dreyfus Variable Investment Fund -      Seeks capital growth.                        The Dreyfus Corporation
     Developing Leaders Portfolio -
     Initial Shares

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST

   Templeton Developing Markets            Seeks long-term capital appreciation.        Templeton Asset Management Ltd.
     Securities Fund - Class 2

   Templeton Foreign Securities Fund -     Seeks long-term capital growth.              Templeton Investment Counsel, LLC
     Class 2                                                                            Subadviser: Franklin Templeton
                                                                                        Investment Management Limited

JANUS ASPEN SERIES

   Global Life Sciences Portfolio -        Seeks long-term growth of capital.           Janus Capital Management LLC
     Service Shares+

   Global Technology Portfolio -           Seeks long-term capital growth.              Janus Capital Management LLC
     Service Shares

   Worldwide Growth Portfolio -            Seeks long-term growth of capital in a       Janus Capital Management LLC
     Service Shares+                       manner consistent with the preservation
                                           of capital.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Small Cap             Seeks long-term capital appreciation.        Lazard Asset Management LLC
     Portfolio

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.*

   Legg Mason Partners Variable All        Seeks capital appreciation through           Salomon Brothers Asset Management
     Cap Portfolio - Class I*              investments.                                 Inc

   Legg Mason Partners Variable            Seeks long-term growth of capital, with      Salomon Brothers Asset Management
     Investors Portfolio*                  growth of current income as a secondary      Inc
                                           objective.

   Legg Mason Partners Variable Large      Seeks long-term growth of capital.           Salomon Brothers Asset Management
     Cap Growth Portfolio - Class I*                                                    Inc

   Legg Mason Partners Variable Small      Seeks long term growth of capital.           Salomon Brothers Asset Management
     Cap Growth Portfolio*                                                              Inc

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II*

   Legg Mason Partners Variable            Seeks capital appreciation.                  Salomon Brothers Asset Management
     Aggressive Growth Portfolio -                                                      Inc
     Class I*

   Legg Mason Partners Variable Equity     Seeks investment results that before         TIMCO Asset Management, Inc.
     Index Portfolio - Class II*           expenses, correspond to the price and
                                           yield performance of the S &P 500 Index.

   Legg Mason Partners Variable Growth     Seeks income and long-term capital           Salomon Brothers Asset Management
     and Income Portfolio - Class I*       growth.                                      Inc

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.*

   Legg Mason Partners Variable            Seeks to provide high current income and     Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio*     to limit the degree of fluctuation of
                                           its net asset value resulting from
                                           movements in interest rates.

   Legg Mason Partners Variable Social     Seeks long-term capital appreciation and     Smith Barney Fund Management LLC
     Awareness Stock Portfolio*            retention of net investment income.

MET INVESTORS SERIES TRUST

   Batterymarch Mid-Cap Stock              Seeks growth of capital.                     Met Investors Advisory, LLC
     Portfolio - Class A*                                                               Subadviser: Batterymarch Financial
                                                                                        Management, Inc.

   Dreman Small-Cap Value Portfolio -      Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A*                                                                           Subadviser: Dreman Value Management
                                                                                        L.L.C.

   Federated High Yield Portfolio -        Seeks high current income.                   Met Investors Advisory, LLC
     Class A*                                                                           Subadviser: Federated Investment
                                                                                        Management Company

   Harris Oakmark International            Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio - Class A*                                                               Subadviser: Harris Associates L.P.

   Janus Capital Appreciation              Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio - Class A*                                                               Subadviser: Janus Capital
                                                                                        Management LLC

   Legg Mason Partners Managed Assets      Seeks high total return.                     Met Investors Advisory, LLC
     Portfolio - Class A*                                                               Subadviser: Legg Mason Capital
                                                                                        Management, Inc.

   Lord Abbett Bond Debenture              Seeks high current income and the            Met Investors Advisory, LLC
     Portfolio - Class A*                  opportunity for capital appreciation to      Subadviser: Lord, Abbett & Co. LLC
                                           produce a high total return.

   Lord Abbett Growth and Income           Seeks growth of capital and current          Met Investors Advisory, LLC
     Portfolio - Class B*                  income without excessive fluctuations in     Subadviser: Lord, Abbett & Co. LLC
                                           the market value.

   Lord Abbett Mid-Cap Value Portfolio     Seeks capital appreciation through           Met Investors Advisory, LLC
     - Class B*                            investment, primarily in equity              Subadviser: Lord, Abbett & Co. LLC
                                           securities which are believed to be
                                           undervalued in the marketplace.

   Mercury Large-Cap Core Portfolio -      Seeks long-term capital growth.              Met Investors Advisory, LLC
     Class A*                                                                           Subadviser: Merrill Lynch
                                                                                        Investment Managers, L.P.

   Met/AIM Capital Appreciation            Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio - Class A*                                                               Subadviser:  AIM Capital
                                                                                        Management, Inc.

   Met/AIM Small Cap Growth Portfolio      Seeks long-term growth of capital.           Met Investors Advisory, LLC
     - Class A*                                                                         Subadviser:  AIM Capital
                                                                                        Management, Inc.

   MFS(R) Value Portfolio - Class A*       Seeks capital appreciation and               Met Investors Advisory, LLC
                                           reasonable income.                           Subadviser: Massachusetts Financial
                                                                                        Services Company.

   Neuberger Berman Real Estate            Seeks to provide total return through        Met Investors Advisory, LLC
     Portfolio - Class A*                  investment in real estate securities,        Subadviser: Neuberger Berman
                                           emphasizing both capital appreciation        Management, Inc.
                                           and current income.

   Pioneer Fund Portfolio - Class A*       Seeks reasonable income and capital          Met Investors Advisory, LLC
                                           growth.                                      Subadviser: Pioneer Investment
                                                                                        Management, Inc.

   Pioneer Mid-Cap Value Portfolio -       Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A*                                                                           Subadviser: Pioneer Investment
                                                                                        Management, Inc.

   Pioneer Strategic Income Portfolio      Seeks a high level of current income.        Met Investors Advisory, LLC
     - Class A*                                                                         Subadviser: Pioneer Investment
                                                                                        Management, Inc.

   Third Avenue Small Cap Value            Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio - Class B*                                                               Subadviser: Third Avenue Management
                                                                                        LLC

METROPOLITAN SERIES FUND, INC.

   BlackRock Aggressive Growth             Seeks maximum capital appreciation.          MetLife Advisers, LLC
     Portfolio - Class D*                                                               Subadviser: BlackRock Advisors, Inc.

   BlackRock Bond Income Portfolio -       Seeks competitive total return primarily     MetLife Advisers, LLC
     Class A*                              from investing in fixed-income               Subadviser: BlackRock Advisors, Inc.
                                           securities.

   BlackRock Money Market Portfolio -      Seeks a high level of current income         MetLife Advisers, LLC
     Class A*                              consistent with preservation of capital.     Subadviser: BlackRock Advisors, Inc.

   FI Large Cap Portfolio - Class A*       Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                        Subadviser: Fidelity Management &
                                                                                        Research Company

   FI Value Leaders Portfolio - Class      Seeks long-term growth of capital.           MetLife Advisers, LLC
     D*                                                                                 Subadviser: Fidelity Management &
                                                                                        Research Company

   MetLife Aggressive Allocation           Seeks growth of capital.                     MetLife Advisers, LLC
     Portfolio - Class B*

   MetLife Conservative Allocation         Seeks a high level of current income,        MetLife Advisers, LLC
     Portfolio - Class B*                  with growth of capital as a secondary
                                           objective.

   MetLife Conservative to Moderate        Seeks high total return in the form of       MetLife Advisers, LLC
     Allocation Portfolio - Class B*       income and growth of capital, with a
                                           greater emphasis on income.

   MetLife Moderate Allocation             Seeks a balance between a high level of      MetLife Advisers, LLC
     Portfolio - Class B*                  current income and growth of capital,
                                           with a greater emphasis on growth of
                                           capital.

   MetLife Moderate to Aggressive          Seeks growth of capital.                     MetLife Advisers, LLC
     Allocation Portfolio - Class B*

   MFS(R) Total Return Portfolio -         Seeks a favorable total return through       MetLife Advisers, LLC
     Class  F*                             investment in a diversified portfolio.       Subadviser: Massachusetts Financial
                                                                                        Services Company

   Oppenheimer Global Equity Portfolio     Seeks capital appreciation.                  MetLife Advisers, LLC
     - Class B*                                                                         Subadviser: OppenheimerFunds, Inc.

   T. Rowe Price Large Cap Growth          Seeks long-term growth of capital and,       MetLife Advisers
     Portfolio - Class B+*                 secondarily, dividend income.                Subadviser: T. Rowe Price
                                                                                        Associates Inc.

   Western Asset Management High Yield     Seeks high current income.                   MetLife Advisers, LLC
     Bond Portfolio - Class A*                                                          Subadviser: Western Asset
                                                                                        Management Company

   Western Asset Management U.S.           Seeks to maximize total return               MetLife Advisers, LLC
     Government Portfolio - Class A*       consistent with preservation of capital      Subadviser: Western Asset
                                           and maintenance of liquidity.                Management Company

PIMCO VARIABLE INSURANCE TRUST

   Real Return Portfolio -                 Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of  capital and            Company LLC
                                           prudent investment management.

   Total Return Portfolio -                Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of capital and prudent     Company LLC
                                           investment management.

PUTNAM VARIABLE TRUST

   Putnam VT International Equity Fund     Seeks capital appreciation.                  Putnam Investment Management, LLC
     - Class IB+

   Putnam VT Small Cap Value Fund -        Seeks capital appreciation.                  Putnam Investment Management, LLC
     Class IB

VAN KAMPEN LIFE INVESTMENT TRUST

   Comstock Portfolio Class II             Seeks capital growth and income through      Van Kampen Asset Management
                                           investments in equity securities,
                                           including common stocks, preferred
                                           stocks and securities convertible into
                                           common and preferred stocks.

   Enterprise Portfolio Class II+          Seeks capital appreciation through           Van Kampen Asset Management
                                           investments in securities believed by
                                           the portfolio's investment adviser to
                                           have above-average potential for capital
                                           appreciation.

VARIABLE INSURANCE PRODUCTS FUND

   VIP Contrafund(R) Portfolio -           Seeks long-term capital appreciation.        Fidelity Management & Research
     Service Class 2                                                                    Company

   VIP Dynamic Capital Appreciation        Seeks capital appreciation.                  Fidelity Management & Research
     Portfolio - Service Class 2+                                                       Company

   VIP Mid Cap Portfolio - Service         Seeks long-term growth of capital.           Fidelity Management & Research
     Class 2                                                                            Company


-------------


+     Closed to new investors.



* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



UNDERLYING FUND NAME CHANGES



                         FORMER NAME                                                        NEW NAME
-------------------------------------------------------------        ---------------------------------------------------------
GREENWICH STREET SERIES FUND                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS II

   Equity Index Portfolio Class II                                     Legg Mason Partners Variable Equity Index Portfolio

   Growth and Income Fund                                              Legg Mason Partners Variable Growth and Income
                                                                       Portfolio

   Aggressive Growth Fund                                              Legg Mason Partners Variable Aggressive Growth
                                                                       Portfolio

SALOMON BROTHERS VARIABLE SERIES FUND INC                              LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

   All Cap Fund                                                        Legg Mason Partners Variable All Cap Portfolio

   Investors Fund                                                      Legg Mason Partners Variable Investors Portfolio

   Large Cap Growth Fund                                               Legg Mason Partners Variable Large Cap Growth Portfolio

   Small Cap Growth Fund                                               Legg Mason Partners Variable Small Cap Growth Portfolio

TRAVELERS SERIES FUND INC.                                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.

   SB Adjustable Rate Income Portfolio                                 Legg Mason Partners Variable Adjustable Rate Income
                                                                       Portfolio

   Social Awareness Stock Portfolio                                    Legg Mason Partners Variable Social Awareness Stock
                                                                       Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with and into the new Underlying Funds.



                 FORMER UNDERLYING FUND                                                 NEW UNDERLYING FUND
--------------------------------------------------------             -------------------------------------------------------
--                                                                   MET INVESTORS SERIES TRUST

     Capital Appreciation Fund                                         Janus Capital Appreciation Portfolio

--                                                                   METROPOLITAN SERIES FUND, INC.
HIGH YIELD BOND TRUST                                                  Western Asset Management High Yield Bond Portfolio

--                                                                   MET INVESTORS SERIES TRUST

     Managed Assets Trust                                              Legg Mason Partners Managed Assets Portfolio

                                                                     METROPOLITAN SERIES FUND, INC.

MONEY MARKET PORTFOLIO                                                 BlackRock Money Market Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     AIM Capital Appreciation Portfolio                                MET/AIM Capital Appreciation Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Convertible Securities Portfolio                                  Lord Abbett Bond Debenture Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Disciplined Mid Cap Stock Portfolio                               Batterymarch Mid-Cap Stock Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Equity Income Portfolio                                           FI Value Leaders Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Federated High Yield Portfolio                                    Federated High Yield Portfolio

TRAVELERS SERIES TRUST                                                 MET INVESTORS SERIES TRUST

     Federated Stock Portfolio                                         Lord Abbett Growth and Income Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Large Cap Portfolio                                               FI Large Cap Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Managed Allocation Series: Conservative Portfolio                 MetLife Conservative Allocation Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Managed Allocation Series: Moderate - Conservative                MetLife Conservative to Moderate Allocation Portfolio
     Allocation Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Managed Allocation Series: Moderate Portfolio                     MetLife Moderate Allocation Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Managed Allocation Series: Moderate - Aggressive                  MetLife Moderate to Aggressive Allocation Portfolio
     Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Managed Allocation Series: Aggressive Portfolio                   MetLife Aggressive Allocation Portfolio


TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Mercury Large Cap Core Portfolio                                  Mercury Large-Cap Core Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     MFS(R) Mid Cap Growth Portfolio                                   BlackRock Aggressive Growth Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     MFS(R) Total Return Portfolio                                     MFS(R) Total Return Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     MFS(R) Value Portfolio                                            MFS(R) Value Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Mondrian International Stock Portfolio                            Harris Oakmark International Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Pioneer Fund Portfolio                                            Pioneer Fund Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Pioneer Mid-Cap Value Portfolio                                   Pioneer Mid-Cap Value Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Pioneer Strategic Income Portfolio                                Pioneer Strategic Income Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Strategic Equity Portfolio                                        FI Large Cap Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Style Focus Series: Small Cap Growth Portfolio                    MET/AIM Small Cap Growth Portfolio

TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST

     Style Focus Series: Small Cap Value Portfolio                     Dreman Small-Cap Value Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Travelers Quality Bond Portfolio                                  BlackRock Bond Income Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     U.S. Government Securities Portfolio                              Western Asset Management U.S. Government Portfolio



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



              FORMER UNDERLYING FUND                                                NEW UNDERLYING FUND
--------------------------------------------------------             -----------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     METROPOLITAN SERIES FUND, INC.

   AllianceBernstein Large Cap Growth Portfolio                        T. Rowe Price Large Cap Growth

DELAWARE VIP TRUST                                                   MET INVESTORS SERIES TRUST

   Delaware VIP REIT Series                                            Neuberger Berman Real Estate Portfolio

FAM VARIABLE SERIES FUND, INC.                                       METROPOLITAN SERIES FUND, INC.

   Mercury Global Allocation V.I. Portfolio                            Oppenheimer Global Equity Portfolio

FAM VARIABLE SERIES FUND, INC.                                       MET INVESTORS SERIES TRUST

   Mercury Value Opportunities V.I. Fund                               Third Avenue Small Cap Value Portfolio

   FRANKLIN TEMPLETON VIP TRUST                                      MET INVESTORS SERIES TRUST

     Mutual Shares Securities Fund                                     Lord Abbett Growth and Income Portfolio

   FRANKLIN TEMPLETON VIP TRUST                                      METROPOLITAN SERIES FUND, INC.

     Templeton Growth Securities Fund                                  Oppenheimer Global Equity Portfolio

   JANUS ASPEN SERIES                                                METROPOLITAN SERIES FUND, INC.

     Janus Aspen Balanced Portfolio                                    MFS(R) Total Return Portfolio

LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST

   Lord Abbett Mid-Cap Value Portfolio                                 Lord Abbett Mid-Cap Value Portfolio

LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST

   Lord Abbett Growth and Income Portfolio                             Lord Abbett Growth and Income Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS                                   MET INVESTORS SERIES TRUST

   Oppenheimer Main Street Fund/VA                                     Lord Abbett Growth and Income Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit that is paid on the first death of the Contract Owner(s) or Annuitant

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      -     administration of the annuity options available under the Contracts

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

      - that the amount of the death benefit will be greater than the Contract Value

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

           YEARS SINCE PURCHASE                  WITHDRAWAL
               PAYMENT MADE                        CHARGE
----------------------------------------         ----------
GREATER THAN OR EQUAL TO   BUT LESS THAN
------------------------   -------------
        0 years               1 year                 6%
         1 year               2 years                5%
        2 years               3 years                4%
        3 years               4 years                3%
        4+ years                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if a lifetime annuity payout has begun

      -     under the Managed Distribution Program, or

      - if you elect Annuity Payments for a fixed period of at least five years.

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a partial withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the withdrawal charge. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will add the amount of the applicable taxes and charges to your requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun, or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Deferred Annual Step-Up Death Benefit the M&E charge is 1.60% annually. If you choose the Annual Step-Up Death Benefit the M&E charge is 1.70% annually. If you choose the Roll-Up Death Benefit the M&E charge is 1.90%. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected (available during the annuitization phase only), there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

       YEARS SINCE INITIAL PURCHASE              WITHDRAWAL
               PAYMENT MADE                        CHARGE
-----------------------------------------        ----------
GREATER THAN OR EQUAL TO   BUT LESS THAN
------------------------   -------------
        0 years                1 year                6%
         1 year               2 years                5%
        2 years               3 years                4%
        3 years               4 years                3%
        4 +years                                     0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS


Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING



Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Dreyfus Variable Investment Fund - Developing Leaders Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Series - Global Technology Portfolio, Janus Aspen Series - Worldwide Growth Portfolio, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Western Asset Management High Yield Bond Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or



      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.



DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month program (we may not always offer all of these Programs). The Programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the business day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP


CONTRACT OWNER


The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note: Naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of these benefits, and who will receive them. Use care when naming owners, Annuitants, and beneficiaries, and consult your agent if you have any questions.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT


Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").


Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

(NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

       (1)   the Contract Value on the Death Report Date

       (2)   your Adjusted Purchase Payment (see below) or*

       (3)   the Step-Up Value (if any, as described below)

ANNUAL STEP-UP DEATH BENEFIT

(ONLY DEATH BENEFIT OPTION AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

       (1)   the Contract Value on the Death Report Date

       (2)   your Adjusted Purchase Payment (see below) or*

       (3)   the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

(NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)


If the Annuitant dies before
age 80, the death benefit
will be the greatest of:            - the Contract Value on the Death Report
                                      Date;

                                    - your adjusted Purchase Payment (see
                                      below)*;

                                    - the Step-Up Value, if any, as described
                                      below

                                    - the Roll-Up Death Benefit Value (as
                                      described below)

If the Annuitant dies on or after
age 80, the death benefit
will be the greatest of:            - the Contract Value on the Death Report
                                      Date;

                                    - your adjusted Purchase Payment (see
                                      below) or*

                                    - the Step-Up Value, if any, as described
                                      below, or

                                    - the Roll-Up Death Benefit Value (as
                                      described below) on the Annuitant's 80th birthday, plus any additional Purchase
                                      Payments and minus any partial surrender reductions (as described below) that occur after the Annuitant's 80th birthday.



* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.


ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR DEFERRED ANNUAL STEP-UP DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the fourth Contract Date Anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the fourth Contract Date Anniversary, there is no Step-Up Value.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b)    is any Purchase Payment made during the previous Contract Year

      c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made since the previous Contract Date anniversary

      c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 X (10,000/55,000) = 9,090

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 X (10,000/30,000) = 16,666

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-16,666, or $33,334.

If you have elected GMWB, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable Partial Surrender Reduction, the Partial Surrender Reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your Contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")


THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


       50,000 X (10,000/55,000) = $9,090


You new modified Purchase Payment would be 50,000 -- 9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


       50,000 X (10,000/30,000) = $16,666


Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.


                             NON-QUALIFIED CONTRACTS


                                                                                                                   MANDATORY
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                        PAYOUT RULES
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                       APPLY*
---------------------------------     -----------------------      ----------------------------------         --------------------
OWNER (WHO IS NOT THE ANNUITANT)      The beneficiary (ies),       Unless the beneficiary elects to           Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)          The beneficiary (ies),       Unless the beneficiary elects to           Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS       The surviving joint                                                     Yes
NOT THE ANNUITANT)                    owner.

NON-SPOUSAL JOINT OWNER (WHO IS       The beneficiary (ies),       Unless the beneficiary elects to           Yes
THE ANNUITANT)                        or if none, to the           continue the Contract rather than
                                      surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS THE       The surviving joint          Unless the spouse elects to                Yes
ANNUITANT)                            owner.                       continue the Contract.

SPOUSAL JOINT OWNER (WHO IS NOT       The beneficiary (ies),       Unless the spouse elects to                Yes
THE ANNUITANT)                        or if none, to the           continue the Contract
                                      surviving joint owner.
                                                                   A spouse who is not the
                                                                   beneficiary may decline to
                                                                   continue the Contract and instruct
                                                                   the Company to pay the beneficiary.

ANNUITANT (WHO IS NOT THE             The beneficiary (ies),       Unless the beneficiary elects to           Yes
CONTRACT OWNER)                       or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive a distribution.

                                                                   But, if there is a Contingent
                                                                   Annuitant, then the Contingent
                                                                   Annuitant becomes the Annuitant
                                                                   and the Contract continues in
                                                                   effect (generally using the
                                                                   original Maturity Date). The
                                                                   proceeds will then be paid upon
                                                                   the death of the Contingent
                                                                   Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT        See death of "owner who                                                 Yes
OWNER)                                is the Annuitant" above.

ANNUITANT (WHERE OWNER IS             The beneficiary (ies),                                                  Yes (Death of
NON-NATURAL ENTITY/TRUST)             or if none, to the                                                      Annuitant is
                                      Contract Owner.                                                         treated as death of
                                                                                                              the owner in these
                                                                                                              circumstances.)

CONTINGENT ANNUITANT (ASSUMING        No death proceeds are                                                   N/A
ANNUITANT IS STILL ALIVE)             payable; Contract
                                      continues.

BENEFICIARY                           No death proceeds are                                                   N/A
                                      payable; Contract
                                      continues.

CONTINGENT BENEFICIARY                No death proceeds are                                                   N/A
                                      payable; Contract
                                      continues.

                               QUALIFIED CONTRACTS


                                                                                                                MANDATORY
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                    PAYOUT RULES
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                   APPLY*
--------------------------------      ------------------------     ---------------------------------       -------------------
OWNER/ANNUITANT                       The beneficiary (ies),       Unless the beneficiary elects to        Yes
                                      or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive a distribution.

BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.

CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.


----------


* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSEIS A JOINT OWNER)


Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.


If your spouse elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT


You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:


      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE


If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.


                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.



AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

NAME OF RIDER:               GMWB I                           GMWB II                         GMWB III
--------------  ---------------------------------  ---------------------------      ----------------------------
  ALSO CALLED:              Principal                        Principal                        Principal
                            Guarantee                        Guarantee                     Guarantee Value

 AVAILABILITY:  Not available for purchase on or    Available on or after March      Available on or after March
                  after March 21, 2005, unless      21, 2005 if approved in your    21, 2005 if approved in your
                 GMWB II is not approved in your               state                            state
                              state



You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:


                                                                      GMWB I               GMWB II              GMWB III
                                                                    ----------            ----------           ---------
If you make your first withdrawal BEFORE the 3rd anniversary
   after you purchase GMWB:                                          5% of RBB             5% of RBB           5% of RBB
If you make your first withdrawal AFTER the 3rd anniversary
   after you purchase GMWB:                                         10% of RBB            10% of RBB           5% of RBB



ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.


We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:


IF YOU SELECT GMWB II OR GMWB III:


      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------   -----------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB               AWB (5%)
                      --------     ------------------    -----------------   ---------    -----------------   --------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

PARTIAL WITHDRAWAL                      (100,000           [5,000 X (1-                       (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]
                         N/A             8,696                  500             N/A            $11,765              = $588

GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588

VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412

WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------   --------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE            RBB                AWB (5%)
                      --------     ------------------    -----------------   ---------    -----------------   -----------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

IMMEDIATELY AFTER                                                                             $88,235
WITHDRAWAL                               91,304               $4,565                                               $4,412
                                                                                             [100,000 -
                                  [100,000 - (100,000    [5,000 - (5,000 X                   (100,000 X           [5,000 X
                      $105,000     X 10,000/115,000)]    91,304/100,000)]     $75,000     10,000/85,000)]     (88,235/100,000)]

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $ 10,000          $ 8,696               $ 435           $10,000         $11,265               $588


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.


For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            -     a qualified retirement plan (Code Section 401),

            -     a tax-sheltered annuity (Code Section 403(b)),

            -     an individual retirement account (Code Sections 408(a)),

            -     an individual retirement annuity (Code Section 408(b)), or

            -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling

            2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.


            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.



                                                          GMWB I                    GMWB II                  GMWB III
                                                          ------                    -------                  --------
Current Annual Charge.............................         0.40%                     0.50%                    0.25%
Maximum Annual Charge After a Reset...............         1.00%                     1.00%                     N/A



MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.


Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.


OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:


      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III


The following chart may help you decide which version of GMWB is best for you.


                                       GMWB I                          GMWB II                         GMWB III
                           ------------------------------   ------------------------------   ----------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary
ANNUAL CHARGE                           0.40%                           0.50%                           0.25%

RESET                                    Yes                             Yes                              No

CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase

INVESTMENT RESTRICTIONS                  No                              Yes                             Yes

WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS


GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")


We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.


Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS


If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.


If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.


BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.



BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


      - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.


      - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.


RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).



RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.


EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.


                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                      ------------------------------------------------     -------------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
                      --------------     -----------      ------------     --------------     -----------       ------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000      Not Applicable       $100,000          $100,000       Not Applicable

VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000         $100,000          $ 85,000          $100,000          $100,000

AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                            $15,000(2)

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.


The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.


  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                      ------------------------------------------------     ------------------------------------------------
                                                              BASE                                                  BASE
                                           PURCHASE        CALCULATION                          PURCHASE        CALCULATION
                      CONTRACT VALUE       PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT            AMOUNT
                      --------------   ---------------     -----------     --------------  ----------------     -----------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000

VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000

VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000           $100,000


The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                                                            ASSUMING INCREASING CONTRACT VALUE
                              -----------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
                              --------      ----------------    ------------------    -----------------    ------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696               $10,000

                                                              ASSUMING DECLINING CONTRACT VALUE
                              -----------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
                              --------      ----------------    ------------------    -----------------    ------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $85,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $75,000          $88,235               $10,000              $11,765               $11,765


INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING


If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contact Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.


      - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.


Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.


Below is a list of the Class B Subaccounts that are currently offered under the Contract. The remaining Subaccounts are classified as Class A.



            CLASS B SUBACCOUNTS/UNDERLYING FUNDS
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   Legg Mason Partners Variable Adjustable Rate Income
     Portfolio
MET INVESTORS SERIES TRUST
   Federated High Yield Portfolio
   Pioneer Strategic Income Portfolio
METROPOLITAN SERIES FUND, INC.
   BlackRock Money Market Portfolio
   BlackRock Bond Income Portfolio
   Western Asset Management U.S. Government Portfolio
   Western Asset Management High Yield Bond Portfolio
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio
   Total Return Portfolio


GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER


You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.


GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

      Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION


The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.


The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB


If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.


ADDITIONAL CONSIDERATIONS

- Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

- If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

- Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

- If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE


Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.



You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)


VARIABLE ANNUITY


You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.


DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.


                                 PAYMENT OPTIONS

ELECTION OF OPTIONS


While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS


Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.


Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected (see Variable Liquidity Benefit below).

Option 6 -- Other Annuity Options -- We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contrast Value.

REQUIRED REPORTS


As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.


SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

                             THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Accounts) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


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PERFORMANCE INFORMATION


In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.


Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.


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TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


HURRICANE RELIEF


LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.


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MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions for a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludable from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.


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We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence


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of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS


The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                                OTHER INFORMATION

THE INSURANCE COMPANIES


Please refer to your Contract to determine which Company issued your Contract.



MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the

Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A


                         CONDENSED FINANCIAL INFORMATION


           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix_D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.75%


                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Capital Appreciation Fund (3/02)                            2005        1.121           1.302                  36,894
                                                               2004        0.954           1.121                  20,151
                                                               2003        0.777           0.954                  14,371
                                                               2002        1.000           0.777                       -

   High Yield Bond Trust (5/04)                                2005        1.067           1.063                  20,761
                                                               2004        1.000           1.067                   7,175

   Managed Assets Trust (5/04)                                 2005        1.076           1.098                  11,212
                                                               2004        1.000           1.076                  14,156

   Money Market Portfolio (3/02)                               2005        0.980           0.991                  14,838
                                                               2004        0.987           0.980                  20,771
                                                               2003        0.997           0.987                       -
                                                               2002        1.000           0.997                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        0.776           0.876                   2,359
                                                               2004        0.729           0.776                   2,370
                                                               2003        0.601           0.729                   2,374
                                                               2002        0.885           0.601                       -
                                                               2001        1.000           0.885                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.110           1.244                 189,172
                                                               2004        0.995           1.110                  86,407
                                                               2003        0.749           0.995                       -
                                                               2002        0.893           0.749                       -
                                                               2001        1.000           0.893                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Growth Fund - Class 2 Shares (2/00)                         2005        0.961           1.097                 318,044
                                                               2004        0.869           0.961                 142,633
                                                               2003        0.647           0.869                     939
                                                               2002        0.871           0.647                       -
                                                               2001        1.000           0.871                       -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.084           1.127                 484,514
                                                               2004        0.999           1.084                 471,293
                                                               2003        0.768           0.999                       -
                                                               2002        0.957           0.768                       -
                                                               2001        1.000           0.957                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.623           1.709                  82,644
                                                               2004        1.257           1.623                  59,655
                                                               2003        0.954           1.257                  21,110
                                                               2002        1.000           0.954                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/02)                                                      2005        0.983           1.009                  57,547
                                                               2004        0.953           0.983                  47,720
                                                               2003        0.800           0.953                   9,791
                                                               2002        1.000           0.800                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2005        1.066           1.108                  86,036
                                                               2004        0.974           1.066                  43,035
                                                               2003        0.753           0.974                       -
                                                               2002        1.000           0.753                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.205           1.305                  14,627
                                                               2004        1.074           1.205                       -
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.203           1.302                   4,729
                                                               2004        1.067           1.203                       -
                                                               2003        1.000           1.067                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.147           1.246                  89,615
                                                               2004        1.036           1.147                  60,112
                                                               2003        0.843           1.036                       -
                                                               2002        1.000           0.843                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.770           2.217                  60,250
                                                               2004        1.444           1.770                  12,110
                                                               2003        1.000           1.444                   1,599

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.082           1.172                  17,880
                                                               2004        0.929           1.082                       -
                                                               2003        0.715           0.929                       -
                                                               2002        0.894           0.715                       -
                                                               2001        1.000           0.894                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.169           1.251                 127,988
                                                               2004        1.026           1.169                  71,930
                                                               2003        0.790           1.026                       -
                                                               2002        1.000           0.790                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2005        0.946           0.969                 283,227
                                                               2004        0.873           0.946                 169,018
                                                               2003        0.695           0.873                  46,366
                                                               2002        0.912           0.695                       -
                                                               2001        1.000           0.912                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.116           1.205                  86,829
                                                               2004        1.041           1.116                  79,033
                                                               2003        0.756           1.041                       -
                                                               2002        1.000           0.756                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2005        1.087           1.107                   6,345
                                                               2004        1.021           1.087                   6,486

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares  (continued)                                         2003        0.798           1.021                   1,109
                                                               2002        1.000           0.798                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2005        1.085           1.148                       -
                                                               2004        1.020           1.085                       -
                                                               2003        0.913           1.020                       -
                                                               2002        1.000           0.913                       -

   Global Life Sciences Portfolio - Service Shares (3/02)      2005        1.023           1.129                       -
                                                               2004        0.911           1.023                       -
                                                               2003        0.735           0.911                       -
                                                               2002        1.000           0.735                       -

   Global Technology Portfolio - Service Shares (3/02)         2005        0.888           0.973                       -
                                                               2004        0.898           0.888                       -
                                                               2003        0.624           0.898                       -
                                                               2002        1.000           0.624                       -

   Worldwide Growth Portfolio - Service Shares (3/02)          2005        0.924           0.958                  39,609
                                                               2004        0.899           0.924                  26,988
                                                               2003        0.740           0.899                  15,086
                                                               2002        1.000           0.740                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.505           1.538                  35,017
                                                               2004        1.333           1.505                  32,700
                                                               2003        1.000           1.333                   4,014

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.374           1.394                  53,274
                                                               2004        1.242           1.374                  31,692
                                                               2003        1.000           1.242                   5,319

   Mid-Cap Value Portfolio (5/03)                              2005        1.532           1.629                  66,229
                                                               2004        1.257           1.532                  49,838
                                                               2003        1.000           1.257                   5,215

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.071           1.113                   4,369
                                                               2004        1.000           1.071                   2,000

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.119           1.122                 225,080
                                                               2004        1.045           1.119                 230,481
                                                               2003        1.000           1.045                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.187           1.195                 160,259
                                                               2004        1.151           1.187                  69,698
                                                               2003        1.115           1.151                       -
                                                               2002        1.041           1.115                       -
                                                               2001        1.000           1.041                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.046           1.153                       -
                                                               2004        0.916           1.046                       -
                                                               2003        0.725           0.916                       -
                                                               2002        0.897           0.725                       -
                                                               2001        1.000           0.897                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.507           1.585                  55,446
                                                               2004        1.215           1.507                   8,394
                                                               2003        0.826           1.215                       -
                                                               2002        1.029           0.826                       -
                                                               2001        1.000           1.029                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.006           1.029                  91,691
                                                               2004        0.946           1.006                  69,554
                                                               2003        0.692           0.946                     867
                                                               2002        0.940           0.692                       -
                                                               2001        1.000           0.940                       -

   Investors Fund - Class I (1/01)                             2005        0.991           1.038                  12,123
                                                               2004        0.914           0.991                  11,028
                                                               2003        0.703           0.914                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Investors Fund - Class I  (continued)                       2002        0.929           0.703                       -
                                                               2001        1.000           0.929                       -

   Large Cap Growth Fund - Class I (5/02)                      2005        1.120           1.158                  72,253
                                                               2004        1.134           1.120                  43,196
                                                               2003        0.799           1.134                  19,756
                                                               2002        1.000           0.799                       -

   Small Cap Growth Fund - Class I (3/00)                      2005        0.990           1.021                  47,768
                                                               2004        0.875           0.990                  19,847
                                                               2003        0.598           0.875                   3,414
                                                               2002        0.933           0.598                       -
                                                               2001        1.000           0.933                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.877           0.938                  19,283
                                                               2004        0.838           0.877                  12,441
                                                               2003        0.660           0.838                       -
                                                               2002        0.882           0.660                       -
                                                               2001        1.000           0.882                       -

   Convertible Securities Portfolio (3/02)                     2005        1.214           1.197                 210,951
                                                               2004        1.162           1.214                 304,688
                                                               2003        0.937           1.162                     960
                                                               2002        1.000           0.937                       -

   Disciplined Mid Cap Stock Portfolio (3/02)                  2005        1.194           1.319                  27,733
                                                               2004        1.043           1.194                  10,427
                                                               2003        0.794           1.043                       -
                                                               2002        1.000           0.794                       -

   Equity Income Portfolio (10/00)                             2005        1.102           1.132                 117,232
                                                               2004        1.021           1.102                 217,227
                                                               2003        0.792           1.021                   1,123
                                                               2002        0.936           0.792                       -
                                                               2001        1.000           0.936                       -

   Federated High Yield Portfolio (3/02)                       2005        1.294           1.304                 110,378
                                                               2004        1.193           1.294                  63,731
                                                               2003        0.992           1.193                       -
                                                               2002        1.000           0.992                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Federated Stock Portfolio (3/02)                            2005        1.066           1.104                   4,791
                                                               2004        0.982           1.066                 135,468
                                                               2003        0.783           0.982                       -
                                                               2002        1.000           0.783                       -

   Large Cap Portfolio (6/00)                                  2005        0.856           0.914                  27,487
                                                               2004        0.818           0.856                  24,729
                                                               2003        0.668           0.818                  24,729
                                                               2002        0.880           0.668                       -
                                                               2001        1.000           0.880                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.109                       -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.020                       -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.054                  24,396

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.087                  67,304

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.030                   6,911

   Mercury Large Cap Core Portfolio (6/00)                     2005        0.861           0.948                  24,001
                                                               2004        0.756           0.861                   4,740
                                                               2003        0.635           0.756                       -
                                                               2002        0.863           0.635                       -
                                                               2001        1.000           0.863                       -

   MFS Emerging Growth Portfolio (2/00)                        2005        0.759           0.736                       -
                                                               2004        0.685           0.759                  14,735
                                                               2003        0.540           0.685                   4,808
                                                               2002        0.835           0.540                       -
                                                               2001        1.000           0.835                       -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        0.829           0.840                  36,089
                                                               2004        0.740           0.829                  18,766
                                                               2003        0.549           0.740                   1,104
                                                               2002        1.000           0.549                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   MFS Total Return Portfolio (7/00)                           2005        1.137           1.150                 280,001
                                                               2004        1.038           1.137                 366,021
                                                               2003        0.906           1.038                   4,840
                                                               2002        0.973           0.906                       -
                                                               2001        1.000           0.973                       -

   MFS Value Portfolio (5/04)                                  2005        1.120           1.171                  40,963
                                                               2004        1.000           1.120                  29,551

   Mondrian International Stock Portfolio (3/02)               2005        1.212           1.305                  14,258
                                                               2004        1.066           1.212                       -
                                                               2003        0.843           1.066                       -
                                                               2002        1.000           0.843                       -

   Pioneer Fund Portfolio (5/03)                               2005        1.326           1.381                  18,377
                                                               2004        1.214           1.326                  17,677
                                                               2003        1.000           1.214                       -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.039                   3,410

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.093           1.114                  22,766
                                                               2004        1.000           1.093                       -

   Strategic Equity Portfolio (6/00)                           2005        0.782           0.784                  19,848
                                                               2004        0.722           0.782                  19,856
                                                               2003        0.554           0.722                   1,584
                                                               2002        0.849           0.554                       -
                                                               2001        1.000           0.849                       -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027           1.114                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.110                       -

   Travelers Quality Bond Portfolio (3/02)                     2005        1.127           1.126                 232,922
                                                               2004        1.110           1.127                 213,616
                                                               2003        1.056           1.110                       -
                                                               2002        1.000           1.056                       -

   U.S. Government Securities Portfolio (5/04)                 2005        1.050           1.076                  10,989
                                                               2004        1.000           1.050                   2,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
Travelers Series Fund Inc.

   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.992           0.998                  34,886
                                                               2004        0.998           0.992                  12,693
                                                               2003        1.000           0.998                       -

   Social Awareness Stock Portfolio (5/04)                     2005        1.081           1.109                       -
                                                               2004        1.000           1.081                   3,000

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2005        1.136           1.162                  72,327
                                                               2004        0.985           1.136                  37,765
                                                               2003        0.766           0.985                       -
                                                               2002        1.000           0.766                       -

   Enterprise Portfolio - Class II Shares (3/02)               2005        0.912           0.967                       -
                                                               2004        0.894           0.912                       -
                                                               2003        0.724           0.894                       -
                                                               2002        1.000           0.724                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (3/02)              2005        1.237           1.418                 110,785
                                                               2004        1.093           1.237                  64,992
                                                               2003        0.867           1.093                       -
                                                               2002        1.000           0.867                       -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/02)                                                      2005        1.055           1.252                       -
                                                               2004        1.061           1.055                       -
                                                               2003        0.864           1.061                       -
                                                               2002        1.000           0.864                       -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.422           1.650                 164,487
                                                               2004        1.161           1.422                 102,705
                                                               2003        0.855           1.161                     710
                                                               2002        1.000           0.855                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.75%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Capital Appreciation Fund (3/02)                            2005        1.167           1.342                  21,166
                                                               2004        1.000           1.167                       -

   High Yield Bond Trust (5/04)                                2005        1.073           1.058                       -
                                                               2004        1.000           1.073                       -

   Managed Assets Trust (5/04)                                 2005        1.069           1.080                       -
                                                               2004        1.000           1.069                       -

   Money Market Portfolio (3/02)                               2005        0.992           0.993                  12,874
                                                               2004        1.000           0.992                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.056           1.180                       -
                                                               2004        1.000           1.056                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.111           1.233                       -
                                                               2004        1.000           1.111                       -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.083           1.225                       -
                                                               2004        1.000           1.083                       -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.063           1.094                   3,617
                                                               2004        1.000           1.063                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.285           1.340                  10,634
                                                               2004        1.000           1.285                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/02)                                                      2005        1.020           1.036                  10,171
                                                               2004        1.000           1.020                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2005        1.091           1.123                       -
                                                               2004        1.000           1.091                       -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                 PORTFOLIO NAME                     YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -
   Class III (11/03)                                2005        1.114           1.195             3,401
                                                    2004        1.000           1.114                 -

   Mercury Value Opportunities V.I. Fund -
   Class III (11/03)                                2005        1.117           1.197                 -
                                                    2004        1.000           1.117                 -

Franklin Templeton Variable Insurance Products
Trust

   Mutual Shares Securities Fund - Class 2
   Shares (5/02)                                    2005        1.098           1.181                 -
                                                    2004        1.000           1.098                 -

   Templeton Developing Markets Securities
   Fund - Class 2 Shares (5/03)                     2005        1.259           1.561             7,876
                                                    2004        1.000           1.259                 -

   Templeton Foreign Securities Fund - Class 2
   Shares (2/00)                                    2005        1.154           1.236             9,241
                                                    2004        1.000           1.154                 -

   Templeton Growth Securities Fund - Class 2
   Shares (5/02)                                    2005        1.117           1.183                 -
                                                    2004        1.000           1.117                 -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)  2005        1.067           1.083                 -
                                                    2004        1.000           1.067                 -

   Salomon Brothers Variable Aggressive Growth
   Fund - Class I Shares (5/02)                     2005        1.052           1.125                 -
                                                    2004        1.000           1.052                 -

   Salomon Brothers Variable Growth & Income
   Fund - Class I Shares (5/02)                     2005        1.063           1.072                 -
                                                    2004        1.000           1.063                 -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)       2005        1.066           1.117                 -
                                                    2004        1.000           1.066                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                             BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
               PORTFOLIO NAME                       YEAR         YEAR        END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   Global Life Sciences Portfolio - Service
   Shares (3/02)                                    2005        1.036           1.133                 -
                                                    2004        1.000           1.036                 -

   Global Technology Portfolio - Service
   Shares (3/02)                                    2005        1.050           1.140                 -
                                                    2004        1.000           1.050                 -

   Worldwide Growth Portfolio - Service
   Shares (3/02)                                    2005        1.085           1.114                 -
                                                    2004        1.000           1.085                 -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)     2005        1.123           1.137                 -
                                                    2004        1.000           1.123                 -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)               2005        1.097           1.102                 -
                                                    2004        1.000           1.097                 -

   Mid-Cap Value Portfolio (5/03)                   2005        1.158           1.219             3,259
                                                    2004        1.000           1.158                 -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service
   Shares (5/04)                                    2005        1.060           1.091                 -
                                                    2004        1.000           1.060                 -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative
   Class (5/03)                                     2005        1.065           1.058             3,160
                                                    2004        1.000           1.065                 -

   Total Return Portfolio - Administrative
   Class (5/01)                                     2005        1.042           1.039                 -
                                                    2004        1.000           1.042                 -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                    2005        1.157           1.263                 -
                                                    2004        1.000           1.157                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB
   Shares (5/01)                                    2005        1.190           1.240                 -
                                                    2004        1.000           1.190                 -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                    2005        1.055           1.068                 -
                                                    2004        1.000           1.055                 -

   Investors Fund - Class I (1/01)                  2005        1.077           1.116                 -
                                                    2004        1.000           1.077                 -

   Large Cap Growth Fund - Class I (5/02)           2005        0.988           1.012                 -
                                                    2004        1.000           0.988                 -

   Small Cap Growth Fund - Class I (3/00)           2005        1.163           1.187             8,856
                                                    2004        1.000           1.163                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)        2005        1.052           1.113            25,212
                                                    2004        1.000           1.052                 -

   Convertible Securities Portfolio (3/02)          2005        1.040           1.016                 -
                                                    2004        1.000           1.040                 -

   Disciplined Mid Cap Stock Portfolio (3/02)       2005        1.116           1.221                 -
                                                    2004        1.000           1.116                 -

   Equity Income Portfolio (10/00)                  2005        1.100           1.118                 -
                                                    2004        1.000           1.100                 -

   Federated High Yield Portfolio (3/02)            2005        1.076           1.074                 -
                                                    2004        1.000           1.076                 -

   Federated Stock Portfolio (3/02)                 2005        1.077           1.104                 -
                                                    2004        1.000           1.077                 -

   Large Cap Portfolio (6/00)                       2005        1.046           1.106                 -
                                                    2004        1.000           1.046                 -

   Managed Allocation Series: Aggressive
   Portfolio (5/05)                                 2005        1.000           1.102                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                             BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
               PORTFOLIO NAME                       YEAR         YEAR        END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
Managed Allocation Series: Conservative
Portfolio (7/05)                                    2005        1.006           1.014                 -

Managed Allocation Series: Moderate
Portfolio (6/05)                                    2005        1.007           1.047                 -

Managed Allocation Series: Moderate-
Aggressive Portfolio (5/05)                         2005        1.000           1.080                 -

Managed Allocation Series: Moderate-
Conservative Portfolio (6/05)                       2005        1.000           1.025                 -

Mercury Large Cap Core Portfolio (6/00)             2005        1.122           1.223                 -
                                                    2004        1.000           1.122                 -

MFS Emerging Growth Portfolio (2/00)                2005        1.079           1.045                 -
                                                    2004        1.000           1.079                 -

MFS Mid Cap Growth Portfolio (3/02)                 2005        1.071           1.074                 -
                                                    2004        1.000           1.071                 -

MFS Total Return Portfolio (7/00)                   2005        1.093           1.095                 -
                                                    2004        1.000           1.093                 -

MFS Value Portfolio (5/04)                          2005        1.124           1.164                 -
                                                    2004        1.000           1.124                 -

Mondrian International Stock Portfolio (3/02)       2005        1.143           1.217                 -
                                                    2004        1.000           1.143                 -

Pioneer Fund Portfolio (5/03)                       2005        1.091           1.125                 -
                                                    2004        1.000           1.091                 -

Pioneer Mid Cap Value Portfolio (7/05)              2005        1.035           1.033                 -

Pioneer Strategic Income Portfolio (5/04)           2005        1.101           1.111                 -
                                                    2004        1.000           1.101                 -

Strategic Equity Portfolio (6/00)                   2005        1.095           1.087                 -
                                                    2004        1.000           1.095                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Growth
   Portfolio (6/05)                                 2005        1.026           1.107                 -

   Style Focus Series: Small Cap Value
   Portfolio (5/05)                                 2005        1.000           1.103                 -

   Travelers Quality Bond Portfolio (3/02)          2005        1.029           1.018                 -
                                                    2004        1.000           1.029                 -

   U.S. Government Securities Portfolio (5/04)      2005        1.070           1.086                 -
                                                    2004        1.000           1.070                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                    2005        0.996           0.992                 -
                                                    2004        1.000           0.996                 -

   Social Awareness Stock Portfolio (5/04)          2005        1.073           1.090                 -
                                                    2004        1.000           1.073                 -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)      2005        1.129           1.143             3,427
                                                    2004        1.000           1.129                 -

   Enterprise Portfolio - Class II Shares (3/02)    2005        1.035           1.087                 -
                                                    2004        1.000           1.035                 -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (3/02)  2005        1.105           1.254                 -
                                                    2004        1.000           1.105                 -
   Dynamic Capital Appreciation Portfolio -
   Service Class 2 (3/02)                           2005        1.038           1.218                 -
                                                    2004        1.000           1.038                 -

   Mid Cap Portfolio - Service Class 2 (3/02)       2005        1.224           1.406                 -
                                                    2004        1.000           1.224                 -

                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.


"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.


Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by The Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.



Janus Aspen Series: Balanced Portfolio - Service Shares - is no longer available to new contract owners.



Janus Aspen Series: Global Life Science Portfolio - Service Shares is no longer available to new Contract Owners.



Janus Aspen Series: World Wide Growth Portfolio - Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract owners.



Van Kampen Life Investment Trust: Enterprise Portfolio - Class II Shares is no longer available to new contract owners.



Janus Aspen Balanced Portfolio Service Shares is no longer available to new contract owners.



AllianceBernstein Large-Cap Growth Portfolio - Class B is no longer available to new contract owners.



Federated Stock Portfolio is no longer available to new contract owners.



Fidelity VIP Dynamic Capital Appreciation Portfolio- Service Class 2 is no longer available to new contract owners.

                                   APPENDIX B


                         CONDENSED FINANCIAL INFORMATION

            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix_D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.75%


                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                 2005        1.121           1.302            57,366
                                                    2004        0.954           1.121            46,565
                                                    2003        0.777           0.954                 -
                                                    2002        0.877           0.777                 -

   High Yield Bond Trust (5/04)                     2005        1.067           1.063            13,265
                                                    2004        0.989           1.067             6,226

   Managed Assets Trust (9/04)                      2005        1.076           1.098            12,888
                                                    2004        1.015           1.076                 -

   Money Market Portfolio (5/02)                    2005        0.980           0.991            38,099
                                                    2004        0.987           0.980            33,673
                                                    2003        0.997           0.987                 -
                                                    2002        0.999           0.997                 -

AllianceBernstein Variable Product Series Fund,
Inc.
   AllianceBernstein Large-Cap Growth Portfolio
   - Class B (11/99)                                2005        0.776           0.876                 -
                                                    2004        0.729           0.776                 -
                                                    2003        0.601           0.729                 -
                                                    2002        0.885           0.601                 -
                                                    2001        1.000           0.885                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)      2005        1.110           1.244           262,928
                                                    2004        0.995           1.110           193,859
                                                    2003        0.749           0.995            44,490
                                                    2002        0.893           0.749            28,091
                                                    2001        1.000           0.893            24,696

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   Growth Fund - Class 2 Shares (11/99)             2005        0.961           1.097           649,471
                                                    2004        0.869           0.961           573,303
                                                    2003        0.647           0.869           282,266
                                                    2002        0.871           0.647           273,031
                                                    2001        1.000           0.871           140,369

   Growth-Income Fund - Class 2 Shares (11/99)      2005        1.084           1.127           629,208
                                                    2004        0.999           1.084           592,766
                                                    2003        0.768           0.999           346,058
                                                    2002        0.957           0.768           234,659
                                                    2001        1.000           0.957           115,327

Delaware VIP Trust
   Delaware VIP REIT Series - Standard
   Class (6/02)                                     2005        1.623           1.709            87,314
                                                    2004        1.257           1.623            24,865
                                                    2003        0.954           1.257                 -
                                                    2002        1.047           0.954                 -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial
   Shares (7/02)                                    2005        0.983           1.009            25,668
                                                    2004        0.953           0.983            25,669
                                                    2003        0.800           0.953                 -
                                                    2002        0.838           0.800                 -

   Dreyfus VIF - Developing Leaders Portfolio -
   Initial Shares (6/02)                            2005        1.066           1.108           154,337
                                                    2004        0.974           1.066           140,472
                                                    2003        0.753           0.974                 -
                                                    2002        0.935           0.753                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -
   Class III (11/03)                                2005        1.205           1.305            11,937
                                                    2004        1.074           1.205               692
                                                    2003        1.000           1.074                 -

   Mercury Value Opportunities V.I. Fund -
   Class III (11/03)                                2005        1.203           1.302             5,851
                                                    2004        1.067           1.203             5,851
                                                    2003        1.000           1.067                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
              PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR       END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products
Trust
   Mutual Shares Securities Fund - Class 2
   Shares (5/02)                                    2005        1.147           1.246            87,293
                                                    2004        1.036           1.147            51,019
                                                    2003        0.843           1.036                 -
                                                    2002        0.999           0.843                 -

   Templeton Developing Markets Securities
   Fund - Class 2 Shares (5/03)                     2005        1.770           2.217            26,621
                                                    2004        1.444           1.770             2,155
                                                    2003        1.000           1.444                 -

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                   2005        1.082           1.172            61,169
                                                    2004        0.929           1.082            77,269
                                                    2003        0.715           0.929            77,269
                                                    2002        0.894           0.715            77,269
                                                    2001        1.000           0.894           142,176

   Templeton Growth Securities Fund - Class 2
   Shares (7/02)                                    2005        1.169           1.251           248,697
                                                    2004        1.026           1.169           179,247
                                                    2003        0.790           1.026            34,635
                                                    2002        0.831           0.790                 -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares
   (11/99)                                          2005        0.946           0.969            85,338
                                                    2004        0.873           0.946            70,424
                                                    2003        0.695           0.873                 -
                                                    2002        0.912           0.695                 -
                                                    2001        1.000           0.912                 -

   Salomon Brothers Variable Aggressive Growth
   Fund - Class I Shares (10/02)                    2005        1.116           1.205            38,952
                                                    2004        1.041           1.116            33,080
                                                    2003        0.756           1.041                 -
                                                    2002        0.778           0.756                 -

   Salomon Brothers Variable Growth & Income
   Fund - Class I Shares (9/02)                     2005        1.087           1.107                 -
                                                    2004        1.021           1.087                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   Salomon Brothers Variable Growth & Income
   Fund - Class I Shares  (continued)               2003        0.798           1.021                 -
                                                    2002        0.760           0.798                 -

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)       2005        1.085           1.148             2,461
                                                    2004        1.020           1.085             2,464
                                                    2003        0.913           1.020                 -
                                                    2002        0.923           0.913                 -

   Global Life Sciences Portfolio - Service
   Shares (9/02)                                    2005        1.023           1.129                 -
                                                    2004        0.911           1.023                 -
                                                    2003        0.735           0.911                 -
                                                    2002        0.774           0.735                 -

   Global Technology Portfolio - Service
   Shares (8/02)                                    2005        0.888           0.973                 -
                                                    2004        0.898           0.888                 -
                                                    2003        0.624           0.898                 -
                                                    2002        0.657           0.624                 -

   Worldwide Growth Portfolio - Service
   Shares (8/02)                                    2005        0.924           0.958                 -
                                                    2004        0.899           0.924                 -
                                                    2003        0.740           0.899                 -
                                                    2002        0.747           0.740                 -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)     2005        1.505           1.538            16,559
                                                    2004        1.333           1.505             4,699
                                                    2003        1.000           1.333                 -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)               2005        1.374           1.394            19,911
                                                    2004        1.242           1.374            19,918
                                                    2003        1.000           1.242                 -

   Mid-Cap Value Portfolio (5/03)                   2005        1.532           1.629            68,305
                                                    2004        1.257           1.532            57,869
                                                    2003        1.000           1.257                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service
   Shares (9/04)                                    2005        1.071           1.113            49,877
                                                    2004        0.987           1.071                 -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative
   Class (5/03)                                     2005        1.119           1.122           119,102
                                                    2004        1.045           1.119            53,989
                                                    2003        1.000           1.045                 -

   Total Return Portfolio - Administrative
   Class (5/01)                                     2005        1.187           1.195           507,386
                                                    2004        1.151           1.187           473,378
                                                    2003        1.115           1.151           311,064
                                                    2002        1.041           1.115           172,708
                                                    2001        1.000           1.041            68,142

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                    2005        1.046           1.153           153,053
                                                    2004        0.916           1.046           140,081
                                                    2003        0.725           0.916            97,804
                                                    2002        0.897           0.725           102,304
                                                    2001        1.000           0.897            16,745

   Putnam VT Small Cap Value Fund - Class IB
   Shares (5/01)                                    2005        1.507           1.585            63,741
                                                    2004        1.215           1.507            50,198
                                                    2003        0.826           1.215            16,949
                                                    2002        1.029           0.826             3,058
                                                    2001        1.000           1.029                 -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                   2005        1.006           1.029           144,661
                                                    2004        0.946           1.006           173,299
                                                    2003        0.692           0.946            96,506
                                                    2002        0.940           0.692            99,440
                                                    2001        1.000           0.940            95,599

   Investors Fund - Class I (11/99)                 2005        0.991           1.038           264,206
                                                    2004        0.914           0.991           249,886
                                                    2003        0.703           0.914           178,682

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   Investors Fund - Class I  (continued)            2002        0.929           0.703           180,225
                                                    2001        1.000           0.929           180,225

   Large Cap Growth Fund - Class I (9/02)           2005        1.120           1.158            30,148
                                                    2004        1.134           1.120            30,151
                                                    2003        0.799           1.134                 -
                                                    2002        0.756           0.799                 -

   Small Cap Growth Fund - Class I (11/99)          2005        0.990           1.021           124,171
                                                    2004        0.875           0.990           117,830
                                                    2003        0.598           0.875            84,031
                                                    2002        0.933           0.598            15,870
                                                    2001        1.000           0.933                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)        2005        0.877           0.938             7,374
                                                    2004        0.838           0.877             7,395
                                                    2003        0.660           0.838             7,409
                                                    2002        0.882           0.660             2,329
                                                    2001        1.000           0.882                 -

   Convertible Securities Portfolio (6/02)          2005        1.214           1.197           137,370
                                                    2004        1.162           1.214           201,884
                                                    2003        0.937           1.162                 -
                                                    2002        0.975           0.937                 -

   Disciplined Mid Cap Stock Portfolio (6/02)       2005        1.194           1.319           164,934
                                                    2004        1.043           1.194           138,810
                                                    2003        0.794           1.043                 -
                                                    2002        0.882           0.794                 -

   Equity Income Portfolio (11/99)                  2005        1.102           1.132           123,450
                                                    2004        1.021           1.102           130,364
                                                    2003        0.792           1.021            30,906
                                                    2002        0.936           0.792            14,899
                                                    2001        1.000           0.936                 -

   Federated High Yield Portfolio (8/02)            2005        1.294           1.304            33,403
                                                    2004        1.193           1.294            28,155
                                                    2003        0.992           1.193                 -
                                                    2002        0.941           0.992                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
Federated Stock Portfolio (9/02)                    2005        1.066           1.104             1,305
                                                    2004        0.982           1.066             1,306
                                                    2003        0.783           0.982                 -
                                                    2002        0.788           0.783                 -

Large Cap Portfolio (11/99)                         2005        0.856           0.914            82,606
                                                    2004        0.818           0.856            66,923
                                                    2003        0.668           0.818             4,899
                                                    2002        0.880           0.668                 -
                                                    2001        1.000           0.880                 -

Managed Allocation Series: Aggressive
Portfolio (6/05)                                    2005        1.045           1.109                 -

Managed Allocation Series: Conservative
Portfolio (5/05)                                    2005        1.000           1.020                 -

Managed Allocation Series: Moderate
Portfolio (5/05)                                    2005        1.000           1.054                 -

Managed Allocation Series: Moderate-
Aggressive Portfolio (5/05)                         2005        1.017           1.087            48,151

Managed Allocation Series: Moderate-
Conservative Portfolio (8/05)                       2005        1.011           1.030                 -

Mercury Large Cap Core Portfolio (11/99)            2005        0.861           0.948             1,237
                                                    2004        0.756           0.861             1,294
                                                    2003        0.635           0.756                 -
                                                    2002        0.863           0.635                 -
                                                    2001        1.000           0.863                 -

MFS Emerging Growth Portfolio (11/99)               2005        0.759           0.736                 -
                                                    2004        0.685           0.759                 -
                                                    2003        0.540           0.685                 -
                                                    2002        0.835           0.540                 -
                                                    2001        1.000           0.835                 -

MFS Mid Cap Growth Portfolio (6/02)                 2005        0.829           0.840            68,041
                                                    2004        0.740           0.829            58,073
                                                    2003        0.549           0.740                 -
                                                    2002        0.626           0.549                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                             BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                  YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   MFS Total Return Portfolio (11/99)               2005        1.137           1.150           399,510
                                                    2004        1.038           1.137           406,698
                                                    2003        0.906           1.038            30,718
                                                    2002        0.973           0.906            23,468
                                                    2001        1.000           0.973            19,775

   MFS Value Portfolio (5/04)                       2005        1.120           1.171            21,492
                                                    2004        0.972           1.120            21,044

   Mondrian International Stock Portfolio (8/02)    2005        1.212           1.305            49,849
                                                    2004        1.066           1.212            37,016
                                                    2003        0.843           1.066                 -
                                                    2002        0.845           0.843                 -

   Pioneer Fund Portfolio (5/03)                    2005        1.326           1.381            22,198
                                                    2004        1.214           1.326            16,831
                                                    2003        1.000           1.214                 -

   Pioneer Mid Cap Value Portfolio (6/05)           2005        1.000           1.039                 -

   Pioneer Strategic Income Portfolio (5/04)        2005        1.093           1.114            18,943
                                                    2004        0.983           1.093             2,053

   Strategic Equity Portfolio (11/99)               2005        0.782           0.784            19,256
                                                    2004        0.722           0.782            51,790
                                                    2003        0.554           0.722            51,790
                                                    2002        0.849           0.554            51,790
                                                    2001        1.000           0.849            51,817

   Style Focus Series: Small Cap Growth
   Portfolio (5/05)                                 2005        1.000           1.114             2,967

   Style Focus Series: Small Cap Value
   Portfolio (5/05)                                 2005        1.005           1.110             5,889

   Travelers Quality Bond Portfolio (6/02)          2005        1.127           1.126           250,416
                                                    2004        1.110           1.127           243,251
                                                    2003        1.056           1.110            56,643
                                                    2002        1.015           1.056                 -

   U.S. Government Securities Portfolio (5/04)      2005        1.050           1.076             4,226
                                                    2004        0.984           1.050             4,241

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                           UNIT VALUE AT                      NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----   -------------    -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                    2005        0.992           0.998           110,118
                                                    2004        0.998           0.992           139,310
                                                    2003        1.000           0.998                 -

   Social Awareness Stock Portfolio (3/05)          2005        1.081           1.109                 -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)      2005        1.136           1.162            39,335
                                                    2004        0.985           1.136            29,215
                                                    2003        0.766           0.985                 -
                                                    2002        0.907           0.766                 -

   Enterprise Portfolio - Class II Shares (7/02)    2005        0.912           0.967                 -
                                                    2004        0.894           0.912                 -
                                                    2003        0.724           0.894                 -
                                                    2002        0.789           0.724                 -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (6/02)  2005        1.237           1.418           138,818
                                                    2004        1.093           1.237           120,389
                                                    2003        0.867           1.093                 -
                                                    2002        0.985           0.867                 -

   Dynamic Capital Appreciation Portfolio -
   Service Class 2 (7/02)                           2005        1.055           1.252                 -
                                                    2004        1.061           1.055                 -
                                                    2003        0.864           1.061                 -
                                                    2002        0.778           0.864                 -

   Mid Cap Portfolio - Service Class 2 (5/02)       2005        1.422           1.650            95,919
                                                    2004        1.161           1.422            80,189
                                                    2003        0.855           1.161            29,607
                                                    2002        0.993           0.855             4,541

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.75%



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                      YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/02)                 2005        1.167           1.342                 -
                                                    2004        1.000           1.167                 -

   High Yield Bond Trust (5/04)                     2005        1.073           1.058                 -
                                                    2004        1.000           1.073                 -

   Managed Assets Trust (9/04)                      2005        1.069           1.080                 -
                                                    2004        1.012           1.069                 -

   Money Market Portfolio (5/02)                    2005        0.992           0.993             5,333
                                                    2004        1.000           0.992                 -

AllianceBernstein Variable Product Series Fund,
Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (11/99)                                  2005        1.056           1.180                 -
                                                    2004        1.000           1.056                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)      2005        1.111           1.233                 -
                                                    2004        1.000           1.111                 -

   Growth Fund - Class 2 Shares (11/99)             2005        1.083           1.225                 -
                                                    2004        1.000           1.083                 -

   Growth-Income Fund - Class 2 Shares (11/99)      2005        1.063           1.094                 -
                                                    2004        1.000           1.063                 -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard
   Class (6/02)                                     2005        1.285           1.340                 -
                                                    2004        1.000           1.285                 -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial
   Shares (7/02)                                    2005        1.020           1.036                 -
                                                    2004        1.000           1.020                 -

   Dreyfus VIF - Developing Leaders Portfolio -
   Initial Shares (6/02)                            2005        1.091           1.123                 -
                                                    2004        1.000           1.091                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -
   Class III (11/03)                                2005        1.114           1.195                 -
                                                    2004        1.000           1.114                 -

   Mercury Value Opportunities V.I. Fund -
   Class III (11/03                                 2005        1.117           1.197                 -
                                                    2004        1.000           1.117                 -

Franklin Templeton Variable Insurance Products
Trust

   Mutual Shares Securities Fund - Class 2
   Shares (5/02)                                    2005        1.098           1.181                 -
                                                    2004        1.000           1.098                 -

   Templeton Developing Markets Securities
   Fund - Class 2 Shares (5/03)                     2005        1.259           1.561                 -
                                                    2004        1.000           1.259                 -

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                   2005        1.154           1.236                 -
                                                    2004        1.000           1.154                 -

   Templeton Growth Securities Fund - Class 2
   Shares (7/02)                                    2005        1.117           1.183                 -
                                                    2004        1.000           1.117                 -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99) 2005        1.067           1.083                 -
                                                    2004        1.000           1.067                 -

   Salomon Brothers Variable Aggressive Growth
   Fund - Class I Shares (10/02)                    2005        1.052           1.125                 -
                                                    2004        1.000           1.052                 -

   Salomon Brothers Variable Growth & Income
   Fund - Class I Shares (9/02)                     2005        1.063           1.072                 -
                                                    2004        1.000           1.063                 -

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)       2005        1.066           1.117                 -
                                                    2004        1.000           1.066                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                      YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   Global Life Sciences Portfolio - Service
   Shares (9/02)                                    2005        1.036           1.133                 -
                                                    2004        1.000           1.036                 -

   Global Technology Portfolio - Service
   Shares (8/02)                                    2005        1.050           1.140                 -
                                                    2004        1.000           1.050                 -

   Worldwide Growth Portfolio - Service
   Shares (8/02)                                    2005        1.085           1.114                 -
                                                    2004        1.000           1.085                 -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)     2005        1.123           1.137                 -
                                                    2004        1.000           1.123                 -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)               2005        1.097           1.102                 -
                                                    2004        1.000           1.097                 -

   Mid-Cap Value Portfolio (5/03)                   2005        1.158           1.219                 -
                                                    2004        1.000           1.158                 -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service
   Shares (9/04)                                    2005        1.060           1.091                 -
                                                    2004        0.980           1.060                 -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative
   Class (5/03)                                     2005        1.065           1.058                 -
                                                    2004        1.000           1.065                 -

   Total Return Portfolio - Administrative
   Class (5/01)                                     2005        1.042           1.039                 -
                                                    2004        1.000           1.042                 -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                    2005        1.157           1.263                 -
                                                    2004        1.000           1.157                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                 PORTFOLIO NAME                     YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB
   Shares (5/01)                                    2005        1.190           1.240                 -
                                                    2004        1.000           1.190                 -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                   2005        1.055           1.068                 -
                                                    2004        1.000           1.055                 -

   Investors Fund - Class I (11/99)                 2005        1.077           1.116                 -
                                                    2004        1.000           1.077                 -

   Large Cap Growth Fund - Class I (9/02)           2005        0.988           1.012                 -
                                                    2004        1.000           0.988                 -

   Small Cap Growth Fund - Class I (11/99)          2005        1.163           1.187                 -
                                                    2004        1.000           1.163                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)        2005        1.052           1.113                 -
                                                    2004        1.000           1.052                 -

   Convertible Securities Portfolio (6/02)          2005        1.040           1.016                 -
                                                    2004        1.000           1.040                 -

   Disciplined Mid Cap Stock Portfolio (6/02)       2005        1.116           1.221                 -
                                                    2004        1.000           1.116                 -

   Equity Income Portfolio (11/99)                  2005        1.100           1.118                 -
                                                    2004        1.000           1.100                 -

   Federated High Yield Portfolio (8/02)            2005        1.076           1.074                 -
                                                    2004        1.000           1.076                 -

   Federated Stock Portfolio (9/02)                 2005        1.077           1.104                 -
                                                    2004        1.000           1.077                 -

   Large Cap Portfolio (11/99)                      2005        1.046           1.106                 -
                                                    2004        1.000           1.046                 -

   Managed Allocation Series: Aggressive
   Portfolio (6/05)                                 2005        1.044           1.102                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                      YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
Managed Allocation Series: Conservative
Portfolio (5/05)                                    2005        1.000           1.014                 -

Managed Allocation Series: Moderate
Portfolio (5/05)                                    2005        1.000           1.047                 -

Managed Allocation Series: Moderate-
Aggressive Portfolio (5/05)                         2005        1.016           1.080                 -

Managed Allocation Series: Moderate-
Conservative Portfolio (8/05)                       2005        1.010           1.025                 -

Mercury Large Cap Core Portfolio (11/99)            2005        1.122           1.223                 -
                                                    2004        1.000           1.122                 -

MFS Emerging Growth Portfolio (11/99)               2005        1.079           1.045                 -
                                                    2004        1.000           1.079                 -

MFS Mid Cap Growth Portfolio (6/02)                 2005        1.071           1.074                 -
                                                    2004        1.000           1.071                 -

MFS Total Return Portfolio (11/99)                  2005        1.093           1.095                 -
                                                    2004        1.000           1.093                 -

MFS Value Portfolio (5/04)                          2005        1.124           1.164                 -
                                                    2004        1.000           1.124                 -

Mondrian International Stock Portfolio (8/02)       2005        1.143           1.217                 -
                                                    2004        1.000           1.143                 -

Pioneer Fund Portfolio (5/03)                       2005        1.091           1.125                 -
                                                    2004        1.000           1.091                 -

Pioneer Mid Cap Value Portfolio (6/05)              2005        1.000           1.033                 -

Pioneer Strategic Income Portfolio (5/04)           2005        1.101           1.111                 -
                                                    2004        1.000           1.101                 -

Strategic Equity Portfolio (11/99)                  2005        1.095           1.087                 -
                                                    2004        1.000           1.095                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                            UNIT VALUE AT                     NUMBER OF UNITS
                                                            BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                 PORTFOLIO NAME                     YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------  ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Growth
   Portfolio (5/05)                                 2005        1.000           1.107                 -

   Style Focus Series: Small Cap Value
   Portfolio (5/05)                                 2005        1.004           1.103                 -

   Travelers Quality Bond Portfolio (6/02)          2005        1.029           1.018                 -
                                                    2004        1.000           1.029                 -

   U.S. Government Securities Portfolio (5/04)      2005        1.070           1.086                 -
                                                    2004        1.000           1.070                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                    2005        0.996           0.992                 -
                                                    2004        1.000           0.996                 -

   Social Awareness Stock Portfolio (3/05)          2005        1.073           1.090                 -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)      2005        1.129           1.143                 -
                                                    2004        1.000           1.129                 -

   Enterprise Portfolio - Class II Shares (7/02)    2005        1.035           1.087                 -
                                                    2004        1.000           1.035                 -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (6/02)  2005        1.105           1.254                 -
                                                    2004        1.000           1.105                 -

   Dynamic Capital Appreciation Portfolio -
   Service Class 2 (7/02)                           2005        1.038           1.218                 -
                                                    2004        1.000           1.038                 -

   Mid Cap Portfolio - Service Class 2 (5/02)       2005        1.224           1.406                 -
                                                    2004        1.000           1.224                 -

                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by The Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.



Janus Aspen Series: Balanced Portfolio - Service Shares - is no longer available to new contract owners.



Janus Aspen Series: Global Life Science Portfolio - Service Shares is no longer available to new Contract Owners.



Janus Aspen Series: World Wide Growth Portfolio - Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract owners.



Van Kampen Life Investment Trust: Enterprise Portfolio - Class II Shares is no longer available to new contract owners.



Janus Aspen Balanced Portfolio Service Shares is no longer available to new contract owners.



AllianceBernstein Large-Cap Growth Portfolio - Class B is no longer available to new contract owners.



Federated Stock Portfolio is no longer available to new contract owners.



Fidelity VIP Dynamic Capital Appreciation Portfolio- Service Class 2 is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                        The Insurance Company
                        Principal Underwriter
                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Registered Public Accounting Firm Condensed Financial Information
                        Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut at One Cityplace,185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.



Name: _______________________________________________

Address: ____________________________________________

         ____________________________________________

Check Box:

[  ] MIC-Book-04-08-81-82-83
[  ] MLAC-Book-04-08-81-82-83

                                                                     May 1, 2006



Book 82

                   VINTAGE L(SM) VARIABLE ANNUITY PROSPECTUS:

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES

            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



This Prospectus describes VINTAGE L VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:



AMERICAN FUNDS INSURANCE SERIES - CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
   Franklin Income Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund

JANUS ASPEN SERIES - SERVICE SHARES
   Mid Cap Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - CLASS I+
   Legg Mason Partners Variable Investors Portfolio+
   Legg Mason Partners Variable Portfolios II+
   Legg Mason Partners Variable Appreciation Portfolio+
   Legg Mason Partners Variable Equity Index Portfolio - Class
     II+
   Legg Mason Partners Variable Fundamental Value Portfolio+

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Aggressive Growth Portfolio+
   Legg Mason Partners Variable High Income Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Mid Cap Core Portfolio+
   Legg Mason Partners Variable Money Market Portfolio+

LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+
   Legg Mason Partners Variable Multiple Discipline Portfolio -
     All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio -
     Balanced All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio -
     Global All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio -
     Large Cap Growth and Value+

LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+
   Legg Mason Partners Variable Small Cap Growth Opportunities
     Portfolio+

MET INVESTORS SERIES TRUST
     Dreman Small-Cap Value Portfolio - Class A+
     Harris Oakmark International Portfolio - Class A+
     Janus Capital Appreciation Portfolio - Class A+
     Lord Abbett Growth and Income Portfolio - Class B+
     Lord Abbett Mid-Cap Value Portfolio - Class B+
     Mercury Large-Cap Core Portfolio - Class A+
     Met/AIM Capital Appreciation Portfolio - Class A+
     Met/AIM Small Cap Growth Portfolio - Class A+
     MFS(R) Value Portfolio - Class A+
     Neuberger Berman Real Estate Portfolio - Class A+
     Pioneer Fund Portfolio - Class A+
     Pioneer Mid-Cap Value Portfolio - Class A+
     Pioneer Strategic Income Portfolio - Class A+
     Third Avenue Small Cap Value Portfolio - Class B+

METROPOLITAN SERIES FUND, INC.
     BlackRock Aggressive Growth Portfolio - Class D+
     BlackRock Bond Income Portfolio - Class E+
     Capital Guardian U.S. Equity Portfolio - Class A+
     FI Large Cap Portfolio - Class A+
     FI Value Leaders Portfolio - Class D+
     MFS(R) Total Return Portfolio - Class F+
     Oppenheimer Global Equity Portfolio - Class B+

PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS
     Real Return Portfolio
     Total Return Portfolio

PUTNAM VARIABLE TRUST
     Putnam VT Small Cap Value Fund - Class IB

VARIABLE INSURANCE PRODUCTS FUND
     VIP Contrafund(R) Portfolio - Service Class
     VIP Mid Cap Portfolio - Service Class 2

METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS-
  CLASS B
     MetLife Conservative Allocation Portfolio+
     MetLife Conservative to Moderate Allocation Portfolio+
     MetLife Moderate Allocation Portfolio+
     MetLife Moderate to Aggressive Allocation Portfolio+
     MetLife Aggressive Allocation Portfolio+


-------------

(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract--The Variable Funding Options" for more information.



*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract, certain contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum St., 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9328 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                          Prospectus dated May 1, 2006

                                TABLE OF CONTENTS


Glossary................................................     3
Summary.................................................     4
Fee Table...............................................     8
Condensed Financial Information.........................    16
The Annuity Contract....................................    16
   Contract Owner Inquiries.............................    17
   Purchase Payments....................................    17
   Accumulation Units...................................    17
   The Variable Funding Options.........................    18
The Fixed Account.......................................    24
Charges and Deductions..................................    24
   General..............................................    24
   Withdrawal Charge....................................    25
   Free Withdrawal Allowance............................    26
   Transfer Charge......................................    26
   Administrative Charges...............................    26
   Mortality and Expense Risk Charge....................    26
   Guaranteed Minimum Withdrawal Benefit
    Charge..............................................    27
   Guaranteed Minimum Accumulation Benefit
    Charge..............................................    27
   Enhanced Stepped-Up Provision Charge.................    27
   Variable Liquidity Benefit Charge....................    27
   Variable Funding Option Expenses.....................    27
   Premium Tax..........................................    27
   Changes in Taxes Based upon Premium
     or Value...........................................    27
Transfers...............................................    28
   Dollar Cost Averaging................................    29
Access to Your Money....................................    30
   Systematic Withdrawals...............................    30
Ownership Provisions....................................    31
   Types of Ownership...................................    31
     Contract Owner.....................................    31
     Beneficiary........................................    31
     Annuitant..........................................    31
Death Benefit...........................................    32
   Death Proceeds before the Maturity Date..............    32
   Enhanced Stepped-Up Provision........................    34
   Payment of Proceeds..................................    34
   Spousal Contract Continuance.........................    36
   Beneficiary Contract Continuance.....................    36
   Planned Death Benefit................................    37
   Death Proceeds after the Maturity Date...............    37
 Living Benefits........................................    37
   Guaranteed Minimum Withdrawal Benefit................    37
   Guaranteed Minimum Accumulation Benefit..............    43
 The Annuity Period.......................................  50
   Maturity Date..........................................  50
    Allocation of Annuity.................................  50
    Variable Annuity......................................  51
    Fixed Annuity.........................................  51
 Payment Options..........................................  51
    Election of Options...................................  51
    Annuity Options.......................................  52
    Variable Liquidity Benefit............................  52
 Miscellaneous Contract Provisions........................  53
    Right to Return.......................................  53
    Termination...........................................  53
    Required Reports......................................  53
    Suspension of Payments................................  53
 The Separate Accounts....................................  53
    Performance Information...............................  54
 Federal Tax Considerations...............................  54
    General Taxation of Annuities.........................  55
    Types of Contracts: Qualified and Non-qualified.......  55
    Qualified Annuity Contracts...........................  55
      Taxation of Qualified Annuity Contracts.............  55
      Mandatory Distributions for Qualified Plans.........  55
    Non-qualified Annuity Contracts.......................  56
      Diversification Requirements for
        Variable Annuities................................  56
      Ownership of the Investments........................  57
      Taxation of Death Benefit Proceeds..................  57
    Other Tax Considerations..............................  57
      Treatment of Charges for Optional Benefits..........  57
      Penalty Tax for Premature Distribution..............  57
      Puerto Rico Tax Considerations......................  57
      Non-Resident Aliens.................................  58
 Other Information........................................  58
    The Insurance Companies...............................  58
      MetLife Insurance Company of Connecticut............  58
      MetLife Life and Annuity Company of Connecticut.....  58
    Financial Statements..................................  58
    Distribution of Variable Annuity Contracts............  59
    Voting Rights.........................................  60
    Restrictions on Financial Transactions................  61
    Legal Proceedings ....................................  61
 Appendix A: Condensed Financial Information
    for MetLife of CT Separate Account Nine...............  A-1
 Appendix B: Condensed Financial Information
    for MetLife of CT Separate Account Ten................  B-1
 Appendix C: The Fixed Account............................  C-1
 Appendix D: Contents of the Statement of
    Additional Information................................  D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:


                           VINTAGE L VARIABLE ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options (annuity period). You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b), or 414(d) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

This product is available to owners and Annuitants age 80 or under as of the Contract Date.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.70%for the Annual Step-Up Benefit or 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in Contract Years five and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.



WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

       - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

       WITHDRAWAL CHARGE.........................................  6%(1)
       (as a percentage of the Purchase Payments withdrawn)

       TRANSFER CHARGE.......................................... $10(2)
       (assessed on transfers that exceed 12 per year)

       VARIABLE LIQUIDITY BENEFIT CHARGE........................   6%(3)

       (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE.................... $30(4)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

    YEARS SINCE INITIAL PURCHASE PAYMENT
-------------------------------------------       WITHDRAWAL
GREATER THAN OR EQUAL TO      BUT LESS THAN         CHARGE
------------------------      -------------       -----------
       0 years                  1 year                 6%
       1 year                   2 years                5%
       2 years                  3 years                4%
       3 years                  4 years                3%
       4 +years                                        0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

    YEARS SINCE INITIAL PURCHASE PAYMENT
-------------------------------------------       WITHDRAWAL
GREATER THAN OR EQUAL TO      BUT LESS THAN         CHARGE
------------------------      -------------       -----------
        0 years                   1 year               6%
        1 year                    2 years              5%
        2 years                   3 years              4%
        3 years                   4 years              3%
        4 + years                                      0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II , and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:



                                                             ANNUAL STEP-UP DEATH        ROLL-UP DEATH
                                                                    BENEFIT                 BENEFIT
                                                             --------------------        --------------
Mortality and Expense Risk ("M&E") Charge................           1.70%(5)                  1.90%(5)
Administrative Expense Charge............................           0.15%                     0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED........................................           1.85%                     2.05%
Optional E.S.P. Charge...................................           0.15%                     0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED.................................................           2.00%                     2.20%
Optional GMAB Charge.....................................           0.50%                     0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
SELECTED(6)..............................................           2.35%                     2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMAB SELECTED............................................           2.50%                     2.70%
Optional GMWB I Charge (maximum upon reset)..............           1.00%(7)                  1.00%(7)
Optional GMWB II Charge (maximum upon reset).............           1.00%(7)                  1.00%(7)
Optional GMWB III Charge.................................           0.25%                     0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
SELECTED.................................................           2.85%                     3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
SELECTED.................................................           2.85%                     3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
SELECTED.................................................           2.10%                     2.30
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB I SELECTED..........................................           3.00%                     3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB II SELECTED.........................................           3.00%                     3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB III SELECTED........................................           2.25%                     2.45%


-------------


(5) We are waiving the M&E charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.



(6)   GMAB and GMWB cannot both be elected.



(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9328.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                  MINIMUM         MAXIMUM
                                                                  -------         -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying
Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)               0.47%           4.47%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                                DISTRIBUTION                  TOTAL     CONTRACTUAL    NET TOTAL
                                                                  AND/OR                     ANNUAL      FEE WAIVER     ANNUAL
                                                    MANAGEMENT SERVICE(12b-1)     OTHER     OPERATING  AND/OR EXPENSE  OPERATING
                                                       FEE         FEES          EXPENSES    EXPENSES   REIMBURSEMENT  EXPENSES**
                                                    ---------- ---------------   --------   ---------  --------------  ----------
UNDERLYING FUND:
AMERICAN FUNDS
INSURANCE SERIES
   American Funds Global Growth
     Fund - Class 2*                                  0.58%        0.25%           0.04%       0.87%           --       0.87%
   American Funds Growth Fund - Class 2*              0.33%        0.25%           0.02%       0.60%           --       0.60%
   American Funds Growth-Income Fund - Class 2*       0.28%        0.25%           0.01%       0.54%           --       0.54%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST
   Franklin Income
     Securities Fund - Class 2*                       0.46%        0.25%           0.02%       0.73%           --       0.73%(1)(2)
   Franklin Small-Mid Cap Growth
     Securities Fund - Class 2*+                      0.48%        0.25%           0.28%       1.01%         0.02%      0.99%(2)(3)
   Templeton Developing Markets
     Securities Fund -
     Class 2*                                         1.24%        0.25%           0.29%       1.78%           --       1.78%
   Templeton Foreign Securities
     Fund - Class 2*                                  0.65%        0.25%           0.17%       1.07%         0.05%      1.02%(3)
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio
     - Service Shares*                                0.64%        0.25%           0.03%       0.92%           --       0.92%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap
     Portfolio*                                       0.75%        0.25%           0.22%       1.22%           --       1.22%
LEGG MASON PARTNERS INVESTMENT SERIES
   Legg Mason Partners Variable Dividend
     Strategy Portfolio+++                            0.65%          --            0.21%       0.86%           --       0.86%
   Legg Mason Partners Variable
     Premier Selections
     All Cap Growth
     Portfolio+++                                     0.75%          --            0.19%       0.94%           --       0.94%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS I,
   INC.
   Legg Mason Partners Variable
     All Cap Portfolio - Class I+                     0.75%          --            0.07%       0.82%           --       0.82%
   Legg Mason Partners Variable
     Investors Portfolio - Class I                    0.65%          --            0.06%       0.71%           --       0.71%
   Legg Mason Partners
     Variable Small Cap Growth Portfolio -
       Class I+                                       0.75%          --            0.22%       0.97%           --       0.97%

LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS II
   Legg Mason Partners Variable Appreciation
     Portfolio                                        0.70%          --            0.02%       0.72%           --       0.72%
   Legg Mason Partners Variable
     Diversified Strategic
     Income Portfolio+                                0.65%          --            0.12%       0.77%           --       0.77%
   Legg Mason Partners
     Variable Equity Index Portfolio - Class II*      0.31%        0.25%           0.03 %      0.59%           --       0.59%
   Legg Mason Partners
     Variable Fundamental Value Portfolio             0.75%          --            0.03%       0.78%           --       0.78%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS
   III, INC.
   Legg Mason Partners
     Variable Adjustable Rate Income Portfolio*++     0.55%        0.25%           0.28%       1.08%           --       1.08%(4)
   Legg Mason Partners Variable Aggressive
     Growth Portfolio++                               0.75%          --            0.02%       0.77%           --       0.77%(4)
   Legg Mason Partners
     Variable High Income Portfolio++                 0.60%          --            0.06%       0.66%           --       0.66%
   Legg Mason Partners Variable Large Cap
     Growth Portfolio++                               0.75%          --            0.04%       0.79%           --       0.79%(4)
   Legg Mason Partners Variable Mid Cap
     Core Portfolio++                                 0.75%          --            0.07%       0.82%           --       0.82%
   Legg Mason Partners Variable Money
     Market Portfolio++                               0.45%          --            0.02%       0.47%           --       0.47%(4)
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS IV
   Legg Mason Partners Variable Multiple
     Discipline Portfolio -
     All Cap Growth and Value*                        0.75%        0.25%           0.06%      1.06%            --       1.06%
   Legg Mason Partners Variable Multiple
     Discipline Portfolio - Balanced All Cap
     Growth and Value*                                0.75%        0.25%           0.06%      1.06%            --       1.06%
   Legg Mason Partners Variable Multiple
     Discipline Portfolio - Global All Cap Growth
     and Value*                                       0.75%        0.25%           0.15%       1.15%           --       1.15%
   Legg Mason Partners Variable Multiple
     Discipline Portfolio - Large Cap Growth and
     Value*                                           0.75%        0.25%           0.24%       1.24%           --       1.24%
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Legg Mason Partners Variable Small Cap
     Growth Opportunities Portfolio                   0.75%          --            0.30%       1.05%           --       1.05%

MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio - Class A         0.83%          --            3.64%       4.47%         3.37%      1.10%(5)
   Harris Oakmark International
     Portfolio - Class A                              0.82%          --            0.13%       0.95%           --       0.95%
   Janus Capital Appreciation
     Portfolio - Class A                              0.65%          --            0.09%       0.74%           --       0.74%(5)
   Lord Abbett Growth and Income Portfolio -
     Class B*                                         0.50%        0.25%           0.04%       0.79%           --       0.79%(5)
   Lord Abbett Mid-Cap Value Portfolio -
     Class B*                                         0.68%        0.25%           0.08%      1.01%            --       1.01%
   Mercury Large-Cap Core Portfolio -
     Class A                                          0.78%          --            0.12%       0.90%           --       0.90%(5)
   Met/AIM Capital Appreciation Portfolio - Class A   0.76%          --            0.05%       0.81%           --       0.81%(5)
   Met/AIM Small Cap Growth Portfolio - Class A       0.90%          --            0.10%       1.00%           --       1.00%(5)
   MFS(R) Value Portfolio - Class A                   0.73%          --            0.24%       0.97%           --       0.97%
   Neuberger Berman Real Estate Portfolio - Class A   0.67%          --            0.03%       0.70%           --       0.70%(5)
   Pioneer Fund Portfolio - Class A                   0.75%          --            0.28%       1.03%         0.03%      1.00%(5)
   Pioneer Mid-Cap Value Portfolio - Class A          0.75%          --            2.84%       3.59%         2.59%      1.00%(5)
   Pioneer Strategic Income Portfolio - Class A       0.73%          --            0.09%       0.82%           --       0.82%(5)
   Third Avenue Small Cap Value Portfolio -
     Class B*                                         0.75%        0.25%           0.05%       1.05%           --       1.05%
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio -
     Class D*                                         0.73%        0.10%           0.06%       0.89%           --       0.89%
   BlackRock Bond Income Portfolio - Class E*         0.40%        0.15%           0.07%       0.62%           --       0.62%(6)
   Capital Guardian U.S. Equity Portfolio - Class A   0.67%          --            0.06%       0.73%           --       0.73%
   FI Large Cap Portfolio -  Class A                  0.80%          --            0.06%       0.86%           --       0.86%(7)
   FI Value Leaders Portfolio - Class D*              0.66%        0.10%           0.07%       0.83%           --       0.83%
   MFS(R) Total Return Portfolio - Class F*           0.57%        0.20%           0.16%       0.93%           --       0.93%(8)
   Oppenheimer Global Equity Portfolio - Class B*     0.60%        0.25%           0.33%       1.18%           --       1.18%
   T. Rowe Price Large Cap Growth Portfolio -
        Class B*+                                     0.60%        0.25%           0.12%       0.97%           --       0.97%(9)
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio - Administrative
     Class                                            0.25%          --            0.41%       0.66%           --       0.66%(10)
   Total Return Portfolio - Administrative Class      0.25%          --            0.40%       0.65%           --       0.65%

PUTNAM VARIABLE TRUST
   Putnam VT International Equity Fund - Class IB*+   0.75%        0.25%           0.18%       1.18%           --       1.18%
   Putnam VT Small Cap Value Fund - Class IB*         0.76%        0.25%           0.08%       1.09%           --       1.09%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio - Class I+               0.70%          --            0.07%       0.77%           --       0.77%
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio - Service Class*       0.57%        0.10            0.09%       0.76%           --       0.76%
   VIP Mid Cap Portfolio - Service Class 2*           0.57%        0.25            0.12%       0.94%           --       0.94%



                                                                                                               NET TOTAL
                                                                                                                ANNUAL
                                                                                                                OPERATING
                                                                                                                EXPENSES
                                             DISTRIBUTION                                                       INCLUDING
                                               AND/OR                  TOTAL      CONTRACTUAL     NET TOTAL   NET EXPENSES
                                             SERVICE                  ANNUAL      FEE WAIVER       ANNUAL          OF
                                MANAGEMENT    (12b-1)      OTHER     OPERATING  AND/OR EXPENSE    OPERATING    UNDERLYING
    UNDERLYING FUND:               FEE          FEES      EXPENSES   EXPENSES    REIMBURSEMENT   EXPENSES**    PORTFOLIOS
---------------------------    -----------  ------------  --------   ---------  --------------   ----------  ---------------
METROPOLITAN SERIES FUND,
   INC.
  MetLife Conservative
   Allocation Portfolio --
   Class B*..................     0.10%         0.25%      0.95%       1.30%         0.95%          0.35%     0.98%(11)(12)
  MetLife Conservative to
   Moderate Allocation
   Portfolio -- Class B*.....     0.10%         0.25%      0.31%       0.66%         0.31%          0.35%     1.00%(11)(12)
  MetLife Moderate
   Allocation Portfolio --
   Class B*..................     0.10%         0.25%      0.19%       0.54%         0.19%          0.35%     1.04%(11)(12)
  MetLife Moderate to
   Aggressive Allocation
   Portfolio -- Class B*.....     0.10%         0.25%      0.24%       0.59%         0.24%          0.35%     1.06%(11)(12)
  MetLife Aggressive
   Allocation Portfolio --
   Class B*..................     0.10%         0.25%      1.66%       2.01%         1.66%          0.35%     1.07%(11)(12)


--------------


* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



+     Closed to new investors.



++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.


NOTES


(1)   The Fund administration fee is paid indirectly through the management fee.



(2) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.



(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.



(5) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.

(6) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(7) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(8) The Management fee in the table has been restated to reflect a new fee schedule which became effective on May 1, 2006.



(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(10) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(11) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.



(12) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable fee waivers and expense reimbursements), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.



EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).



                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                            ---------------------------------------   ----------------------------------------
          FUNDING OPTION                     1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------   ------   -------    -------   --------   ------    -------    -------    --------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    1365     2638      3639      6845       765       2238       3639        6845
Underlying Fund with Minimum Total Annual
Operating Expenses.........................     974     1531      1901      3892       374       1131       1901        3892

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Vintage L Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the "Maturity Date." The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date.

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9328.


PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding

Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9328 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



             FUNDING                                     INVESTMENT                               INVESTMENT
             OPTION                                      OBJECTIVE                             ADVISER/SUBADVISER
--------------------------------------    ---------------------------------------     ---------------------------------
AMERICAN FUNDS INSURANCE SERIES

   American Funds Global Growth Fund      Seeks capital appreciation through          Capital Research and Management
     - Class 2                            stocks.                                     Company
   American Funds Growth Fund - Class     Seeks capital appreciation through          Capital Research and Management
     2                                    stocks.                                     Company
   American Funds Growth-Income Fund      Seeks both capital appreciation and         Capital Research and Management
     - Class 2                            income.                                     Company

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST

   Franklin Income Securities Fund -      Seeks to maximize income while              Franklin Advisers, Inc.
     Class 2                              maintaining prospects for capital
                                          appreciation. The Fund normally invests
                                          in both equity and debt securities.
   Franklin Small-Mid Cap Growth          Seeks long-term capital growth.             Franklin Advisers, Inc.
     Securities Fund - Class 2+
   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund - Class 2
   Templeton Foreign Securities Fund      Seeks long-term capital growth.             Templeton Investment Counsel, LLC
     - Class 2                                                                        Subadviser: Franklin Templeton
                                                                                      Investment Management Limited

JANUS ASPEN SERIES

   Mid Cap Growth Portfolio - Service     Seeks long-term growth of capital.          Janus Capital Management LLC
     Shares
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management LLC
     Portfolio

LEGG MASON PARTNERS INVESTMENT SERIES*

   Legg Mason Partners Variable           Seeks capital appreciation, principally     Smith Barney Fund Management LLC
     Dividend Strategy Portfolio+*        through investments in dividend-paying
                                          stocks.
   Legg Mason Partners Variable           Seeks long-term capital growth.             Smith Barney Fund Management LLC
     Premier Selections All Cap
     Growth Portfolio+*

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.*

   Legg Mason Partners Variable All       Seeks capital appreciation through          Salomon Brothers Asset Management
     Cap Portfolio - Class I+*            investments.                                Inc
   Legg Mason Partners Variable           Seeks long-term growth of capital, with     Salomon Brothers Asset Management
     Investors Portfolio*                 growth of current income as a secondary     Inc
                                          objective.
   Legg Mason Partners Variable Small     Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio+*                                                           Inc

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II*

   Legg Mason Partners Variable           Seeks long-term appreciation of capital.    Smith Barney Fund Management LLC
     Appreciation Portfolio*
   Legg Mason Partners Variable           Seeks high current income.                  Smith Barney Fund Management LLC
     Diversified Strategic Income                                                     Subadviser: Citigroup Asset
     Portfolio+*                                                                      Management Ltd.
   Legg Mason Partners Variable           Seeks to correspond to the price and        TIMCO Asset Management, Inc.
     Equity Index Portfolio - Class       yield performance of the S&P 500 Index.
     II*
   Legg Mason Partners Variable           Seeks long-term capital growth. Current     Smith Barney Fund Management LLC
     Fundamental Value Portfolio*         income is a secondary consideration.

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.*

   Legg Mason Partners Variable           Seeks to provide high current income        Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio*    and to limit the degree of fluctuation
                                          of its net asset value resulting from
                                          movements in interest rates.
   Legg Mason Partners Variable           Seeks long-term capital appreciation.       Smith Barney Fund Management LLC
     Aggressive Growth Portfolio*
   Legg Mason Partners Variable High      Seeks high current income. Secondarily,     Smith Barney Fund Management LLC
     Income Portfolio*                    seeks capital appreciation.
   Legg Mason Partners Variable Large     Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Cap Growth Portfolio*
   Legg Mason Partners Variable Mid       Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Cap Core Portfolio*
   Legg Mason Partners Variable Money     Seeks to maximize current income            Smith Barney Fund Management LLC
     Market Portfolio*                    consistent with preservation of capital.

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV*

   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     All Cap Growth and Value*
   Legg Mason Partners Variable           Seeks a balance between long-term           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -      growth of capital and principal
     Balanced All Cap Growth and          preservation.
     Value*
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     Global All Cap Growth and Value*
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     Large Cap Growth and Value*

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V*

   Legg Mason Partners Variable Small     Seeks long-term capital growth.             Smith Barney Fund Management LLC
     Cap Growth Opportunities
     Portfolio*

MET INVESTORS SERIES TRUST

   Dreman Small-Cap Value Portfolio -     Seeks capital appreciation.                 Met Investors Advisory LLC
     Class A*                                                                         Subadviser: Dreman Value
                                                                                      Management L.L.C.
   Harris Oakmark International           Seeks long-term capital appreciation.       Met Investors Advisory LLC
     Portfolio - Class A*                                                             Subadviser: Harris Associates L.P.
   Janus Capital Appreciation             Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio - Class A*                                                             Subadviser: Janus Capital
                                                                                      Management LLC
   Lord Abbett Growth and Income          Seeks growth of capital and current         Met Investors Advisory LLC
     Portfolio - Class B*                 income without excessive fluctuations       Subadviser: Lord, Abbett & Co. LLC
                                          in the market value.
   Lord Abbett Mid-Cap Value              Seeks capital appreciation through          Met Investors Advisory LLC
     Portfolio - Class B*                 investments primarily in equity             Subadviser: Lord, Abbett & Co. LLC
                                          securities which are believed to be
                                          undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio -     Seeks long-term capital growth.             Met Investors Advisory LLC
     Class A*                                                                         Subadviser: Merrill Lynch
                                                                                      Investment Managers, L.P.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio - Class A*                                                             Subadviser:  AIM Capital
                                                                                      Management, Inc.
   Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital.          Met Investors Advisory LLC
     - Class A*                                                                       Subadviser:  AIM Capital
                                                                                      Management, Inc.
   MFS(R) Value Portfolio - Class A*      Seeks capital appreciation and              Met Investors Advisory LLC
                                          reasonable income.                          Subadviser: Massachusetts
                                                                                      Financial Services Company

   Neuberger Berman Real Estate           Seeks to provide total return through       Met Investors Advisory LLC
     Portfolio - Class A*                 investment in real estate securities,       Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation       Management, Inc.
                                          and current income.

   Pioneer Fund Portfolio - Class A*      Seeks reasonable income and capital         Met Investors Advisory LLC
                                          growth.                                     Subadviser: Pioneer Investment
                                                                                      Management, Inc.

   Pioneer Mid-Cap Value Portfolio -      Seeks capital appreciation.                 Met Investors Advisory LLC
     Class A*                                                                         Subadviser: Pioneer Investment
                                                                                      Management, Inc.

   Pioneer Strategic Income Portfolio     Seeks a high level of current income.       Met Investors Advisory LLC
     - Class A*                                                                       Subadviser: Pioneer Investment
                                                                                      Management, Inc.

   Third Avenue Small Cap Value           Seeks long-term capital appreciation.       Met Investors Advisory LLC
     Portfolio - Class B*                                                             Subadviser: Third Avenue
                                                                                      Management LLC

METROPOLITAN SERIES FUND, INC.

   BlackRock Aggressive Growth            Seeks maximum capital appreciation.         MetLife Advisers LLC
     Portfolio - Class D*                                                             Subadviser: BlackRock Advisors,
                                                                                      Inc.

   BlackRock Bond Income Portfolio -      Seeks competitive total return              MetLife Advisers LLC
     Class E*                             primarily from investing in                 Subadviser: BlackRock Advisors,
                                          fixed-income securities.                    Inc.

   Capital Guardian U.S. Equity           Seeks long-term growth of capital.          MetLife Advisers, LLC
     Portfolio - Class A*                                                             Subadviser: Capital Guardian Trust
                                                                                      Company

   FI Large Cap Portfolio - Class A*      Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company

   FI Value Leaders Portfolio - Class     Seeks long-term growth of capital.          MetLife Advisers, LLC
     D*                                                                               Subadviser: Fidelity Management &
                                                                                      Research Company

   MetLife Aggressive Allocation          Seeks growth of capital.                    MetLife Advisers, LLC
     Portfolio - Class B*

   MetLife Conservative Allocation        Seeks a high level of current income,       MetLife Advisers, LLC
     Portfolio - Class B*                 with growth of capital as a secondary
                                          objective.

   MetLife Conservative to Moderate       Seeks high total return in the form of      MetLife Advisers, LLC
     Allocation Portfolio - Class B*      income and growth of capital, with a
                                          greater emphasis on income.

   MetLife Moderate Allocation            Seeks a balance between a high level of     MetLife Advisers, LLC
     Portfolio - Class B*                 current income and growth of capital,
                                          with a greater emphasis on growth of
                                          capital.

   MetLife Moderate to Aggressive         Seeks growth of capital.                    MetLife Advisers, LLC
     Allocation Portfolio - Class B*

   MFS(R) Total Return Portfolio - Class  Seeks a favorable total return through      MetLife Advisers, LLC
     F*                                   investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company

   Oppenheimer Global Equity              Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio - Class B*                                                             Subadviser: OppenheimerFunds, Inc.

   T. Rowe Price Large Cap Growth         Seeks long-term growth of capital and,      MetLife Advisers, LLC
     Portfolio - Class B+*                secondarily, dividend income.               Subadviser: T. Rowe Price
                                                                                      Associates Inc.

PIMCO VARIABLE INSURANCE TRUST

   Real Return Portfolio -                Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of  capital and           Company LLC
                                          prudent investment management.

   Total Return Portfolio -               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management.

PUTNAM VARIABLE TRUST

   Putnam VT International Equity         Seeks capital appreciation.                 Putnam Investment Management, LLC
     Fund - Class IB+

   Putnam VT Small Cap Value Fund -       Seeks capital appreciation.                 Putnam Investment Management, LLC
     Class IB

VAN KAMPEN LIFE INVESTMENT TRUST

   Emerging Growth Portfolio - Class      Seeks capital appreciation.                 Van Kampen Asset Management
     I+

Variable Insurance Products Fund

   VIP Contrafund(R) Portfolio -          Seeks long-term capital appreciation.       Fidelity Management & Research
     Service Class                                                                    Company

   VIP Mid Cap Portfolio - Service        Seeks long-term growth of capital.          Fidelity Management & Research
     Class 2                                                                          Company


------------

+     Closed to new investors.



* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.



ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



UNDERLYING FUND NAME CHANGES



                         FORMER NAME                                                           NEW NAME
--------------------------------------------------------------       ------------------------------------------------------------
GREENWICH STREET SERIES FUND                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                              Legg Mason Partners Variable Appreciation Portfolio
   Diversified Strategic Income Portfolio                              Legg Mason Partners Variable Diversified Strategic
                                                                       Income Portfolio
   Equity Index Portfolio                                              Legg Mason Partners Variable Equity Index Portfolio
   Fundamental Value Portfolio                                         Legg Mason Partners Variable Fundamental Value Portfolio

SALOMON BROTHERS VARIABLE SERIES FUND INC                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                        Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                      Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                                               Legg Mason Partners Variable Small Cap Growth Portfolio

SMITH BARNEY INVESTMENT SERIES                                       LEGG MASON PARTNERS VARIABLE INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio                            Legg Mason Partners Variable Dividend Strategy
                                                                       Portfolio
   Smith Barney Premier Selections All Cap Growth Portfolio            Legg Mason Partners Variable Premier Selections All
                                                                       Cap Growth Portfolio

SMITH BARNEY MULTIPLE DISCIPLINE TRUST                               LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Multiple Discipline Portfolio-All Cap Growth and Value              Legg Mason Partners Variable Multiple Discipline
                                                                       Portfolio-All Cap Growth and Value
   Multiple Discipline Portfolio-Balanced All Cap Growth and           Legg Mason Partners Variable Multiple Discipline
   Value                                                               Portfolio-Balanced All Cap Growth and Value
   Multiple Discipline Portfolio-Global All Cap Growth and             Legg Mason Partners Variable Multiple Discipline
   Value                                                               Portfolio-Global All Cap Growth and Value
   Multiple Discipline Portfolio-Large Cap Growth and Value            Legg Mason Partners Variable Multiple Discipline
                                                                       Portfolio-Large Cap Growth and Value

TRAVELERS SERIES FUND INC.                                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                 Legg Mason Partners Variable Adjustable Rate Income
                                                                       Portfolio
   Smith Barney Aggressive Growth Portfolio                            Legg Mason Partners Variable Aggressive Growth Portfolio
   Smith Barney High Income Portfolio                                  Legg Mason Partners Variable High Income Portfolio
   Smith Barney Large Capitalization Growth Portfolio                  Legg Mason Partners Variable Large Cap Growth
                                                                       Portfolio
   Smith Barney Mid Cap Core Portfolio                                 Legg Mason Partners Variable Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio                                 Legg Mason Partners Variable Money Market Portfolio

VARIABLE ANNUITY PORTFOLIOS                                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio               Legg Mason Partners Variable Small Cap Growth
                                                                       Opportunities Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with and into the new Underlying Funds.



                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
--------------------------------------------------------------     -----------------------------------------------------------
-                                                                    MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                              Janus Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     AIM Capital Appreciation Portfolio                                MET/AIM Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Equity Income Portfolio                                           FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Large Cap Portfolio                                               FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Aggressive Portfolio                   MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Conservative Portfolio                 MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate to Conservative               MetLife Conservative to Moderate Allocation Portfolio
     Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate to Aggressive                 MetLife Moderate to Aggressive Allocation Portfolio
     Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate Portfolio                     MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mercury Large Cap Core Portfolio                                  Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Mid Cap Growth Portfolio                                   BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Total Return Portfolio                                     MFS(R) Total Return Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     MFS(R) Value Portfolio                                            MFS(R) Value Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mondrian International Stock Portfolio                            Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Fund Portfolio                                            Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Mid-Cap Value Portfolio                                   Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Strategic Income Portfolio                                Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Pioneer Strategic Equity Portfolio                                FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Growth Portfolio                    MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Value Portfolio                     Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Travelers Managed Income Portfolio                                BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Van Kampen Enterprise Portfolio                                   Capital Guardian U.S. Equity Portfolio

UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



            FORMER UNDERLYING FUND                                                   NEW UNDERLYING FUND
----------------------------------------------------                 -------------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     MET INVESTORS SERIES TRUST
   AllianceBernstein Growth and Income Portfolio                       Lord Abbett Growth and Income Portfolio
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio                        T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                                   MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                            Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                                       METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation Portfolio                                 Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                                       MET INVESTORS SERIES TRUST
   Mercury Value Opportunities VI Fund                                 Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VIP TRUST                                         MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                                       Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VIP TRUST                                         METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                                    Oppenheimer Global Equity Portfolio
LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Mid-Cap Value Portfolio                                 Lord Abbett Mid-Cap Value Portfolio
LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Growth and Income Portfolio                             Lord Abbett Growth and Income Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit that is paid on the first death of the Contract Owner(s) or Annuitant

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      -     administration of the annuity options available under the Contracts

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

      YEARS SINCE PURCHASE PAYMENT MADE
      ---------------------------------
GREATER THAN OR EQUAL TO      BUT LESS THAN       WITHDRAWAL CHARGE
------------------------      -------------       -----------------
          0 years                 1 year                6%
          1 year                  2 years               5%
          2 years                 3 years               4%
          3 years                 4 years               3%
         4+ years                                       0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if a lifetime annuity payout has begun

      -     under the Managed Distribution Program

      - if you elect Annuity Payments for a fixed period of at least five years

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a partial withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the withdrawal charge, from your requested withdrawal amount. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will deduct the amount of the applicable taxes and charges from your Contract Value so you can receive your full requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available free withdrawal allowance as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun, or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Annual Step-Up Death Benefit the M&E charge is 1.70% annually. If you choose the Roll-Up Death Benefit the M&E charge is 1.90% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected (available during the annuitization phase only), there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

    YEARS SINCE INITIAL PURCHASE PAYMENT
-------------------------------------------
GREATER THAN OR EQUAL TO      BUT LESS THAN      WITHDRAWAL CHARGE
------------------------      -------------      -----------------
0 years                           1 year                 6%
1 year                            2 years                5%
2 years                           3 years                4%
3 years                           4 years                3%
4 + years                                                0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that, transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the business day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period. Outstanding loans will reduce values and benefits under the Contract.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 -1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note: Naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of these benefits, and who will receive them. Use care when naming owners, Annuitants, and beneficiaries, and consult your agent if you have any questions.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

       (1) the Contract Value on the Death Report Date

       (2) your adjusted Purchase Payment (see below) or*

       (3) the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80, the death benefit will be the greatest of:

                              the Contract Value on the Death Report

                        -     Date;

                        -     your adjusted Purchase Payment (see below);*

                        -     the Step-Up Value, if any, as described below

                        - the Roll-Up Death Benefit Value (as described below)

If the Annuitant dies on or after age 80, the death benefit will be the greatest of:

                              the Contract Value on the Death Report

                        -     Date;

                        -     your adjusted Purchase Payment (see below) or*

                        -     the Step-Up Value, if any, as described below, or

                        - the Roll-Up Death Benefit Value (as described below) on the Annuitant's 80th birthday, plus any additional Purchase Payments and minus any partial surrender reductions (as described below) that occur after the Annuitant's 80th birthday.


* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b) is any Purchase Payment made during the previous Contract Year

       c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b) is any Purchase Payment made since the previous Contract Date anniversary

       c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:


       50,000 X (10,000/55,000) = $9,090

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:


       50,000 X (10,000/30,000) = $16,666


Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


       50,000 X (10,000/55,000) = $9,090



You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


       50,000 X (10,000/30,000) = $16,666


Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                                  MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                     PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                     UNLESS. . .                       APPLY*
---------------------------------      ------------------------     ------------------------------------   ------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to                 Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to                 Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                           Yes
NOT THE ANNUITANT)                     owner.

NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to                 Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue             Yes
THE ANNUITANT)                         owner.                       the Contract.

SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue             Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to continue
                                                                    the Contract and instruct
                                                                    the Company to pay the
                                                                    beneficiary.

ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to                 Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner.              receive the distribution.

                                                                    But, if there is a
                                                                    Contingent Annuitant,
                                                                    then the Contingent
                                                                    Annuitant becomes the
                                                                    Annuitant and the
                                                                    Contract continues in
                                                                    effect (generally
                                                                    using the original
                                                                    Maturity Date). The
                                                                    proceeds will then be
                                                                    paid upon the death of
                                                                    the Contingent
                                                                    Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                       Yes
OWNER)                                 is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the owner.                                              Annuitant is
                                                                                                              treated as death of
                                                                                                              the owner in these
                                                                                                              circumstances.)

CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                         N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

BENEFICIARY                            No death proceeds are                                                         N/A
                                       payable; Contract
                                       continues.

                                                                                                                  MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                     PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                     UNLESS. . .                       APPLY*
---------------------------------      ------------------------     ------------------------------------   ------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                        N/A
                                       payable; Contract
                                       continues.

                               QUALIFIED CONTRACTS

                                                                                                                  MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                     PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                     UNLESS. . .                       APPLY*
---------------------------------      ------------------------     ------------------------------------   ------------------------
OWNER/ANNUITANT                        The beneficiary (ies),       Unless the beneficiary elects to                 Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

BENEFICIARY                            No death proceeds are                                                          N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                          N/A
                                       payable; Contract
                                       continues.

--------------

* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY - DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy, or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.



AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

NAME OF RIDER:                           GMWB I                           GMWB II                         GMWB III
--------------              ---------------------------------- -----------------------------   -------------------------------
ALSO CALLED:                           Principal                         Principal                        Principal
                                       Guarantee                         Guarantee                     Guarantee Value


AVAILABILITY:                Not available for purchase on      Available on or after March      Available on or after March
                            or after March 28, 2005, unless    28, 2005 if approved in your     28, 2005 if approved in your
                            GMWB II is not approved in your                state                            state
                                         state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                                 GMWB I         GMWB II        GMWB III
                                                                               ----------      ----------     ------------
If you make your first withdrawal BEFORE the 3rd anniversary after you
  purchase GMWB:...........................................................    5% of RBB       5% of RBB       5% of RBB

If you make your first withdrawal AFTER the 3rd anniversary after you
  purchase GMWB:...........................................................    10% of RBB      10% of RBB      5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 15% GAIN ON INVESTMENT                         ASSUMES 15% LOSS ON INVESTMENT
                    ------------------------------------------------------   -----------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB                AWB (5%)
                    ------------  --------------------   -----------------   ----------   -----------------  ---------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                           $ 11,765             $  588

GREATER OF PWR OR                       $10,000                                               $ 11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000         $ 11,765             $  588
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000         $ 88,235             $4,412

WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                     ----------------------------------------------------   ----------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE            RBB                AWB (5%)
                     ----------   ---------------------  ----------------    ----------   -----------------  -------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

IMMEDIATELY AFTER     $105,000            91,304              $4,565          $75,000         $ 88,235             $4,412
WITHDRAWAL
                                  [100,000 - (100,000    [5,000 - (5,000 X                   [100,000 -           [5,000 X
                                   X 10,000/115,000)]    91,304/100,000)]                    (100,000 X      (88,235/100,000)]
                                                                                          10,000/85,000)]

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $ 8,696               $ 435           $10,000         $11,265              $ 588

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                  -     a qualified retirement plan (Code Section 401),

                  -     a tax-sheltered annuity (Code Section 403(b)),

                  -     an individual retirement account (Code Sections 408(a)),

                  - an individual retirement annuity (Code Section 408(b)), or

                  -     a qualified deferred compensation plan (Code Section
                        457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.


            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                                   GMWB I            GMWB II           GMWB III
                                                   ------            -------           --------
Current Annual Charge..................            0.40%              0.50%              0.25%
Maximum Annual Charge After a Reset....            1.00%              1.00%               N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.


If a spouse or beneficiary continues this Contract upon your death (if available with your Contract), and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.


Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                       GMWB I                          GMWB II                         GMWB III
                                 5% of RBB if first               5% of RBB if first
                                withdrawal before 3rd           withdrawal before 3rd
                                     anniversary                     anniversary
                                 10% of RBB if first             10% of RBB if first
                                withdrawal after 3rd             withdrawal after 3rd
           AWB                       anniversary                     anniversary                      5% of RBB
----------------------------  ---------------------------      ---------------------------  --------------------------------
ANNUAL CHARGE                           0.40%                           0.50%                           0.25%

RESET                                    Yes                             Yes                              No

CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase

INVESTMENT RESTRICTIONS                  No                              Yes                             Yes

WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


      - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase Payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, of on the Rider Maturity Date the Contract Value, which included all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.



      - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.


Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                    INCREASING CONTRACT VALUE                              DECLINING CONTRACT VALUE
                      --------------------------------------------------   -------------------------------------------------
                                            BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
                      --------------     ------------   ----------------   --------------     ------------    ----------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000      NOT APPLICABLE       $100,000          $100,000        Not Applicable

VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000         $100,000          $85,000           $100,000          $100,000

AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                              $      0(1)                                          $ 15,000(2)

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT

                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                      -------------------------------------------------   ----------------------------------------------------
                                                              BASE                                                  BASE
                                           PURCHASE        CALCULATION                          PURCHASE        CALCULATION
                      CONTRACT VALUE       PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT            AMOUNT
                      --------------  -----------------   -------------    --------------    --------------     --------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000

VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000      Not Applicable       $100,000          $120,000       Not Applicable       $100,000

VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000           $100,000

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

       EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT

                                                            ASSUMING INCREASING CONTRACT VALUE
                            ---------------------------------------------------------------------------------------------------
                                                                                                            REDUCTION TO BASE
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER         CALCULATION
                               VALUE            AMOUNT               AMOUNT              REDUCTION               AMOUNT
                             -----------    -----------------   ------------------    ------------------    ------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000           Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000           Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696               $10,000

                                                              ASSUMING DECLINING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                                                                                                            REDUCTION TO BASE
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER        CALCULATION
                                VALUE            AMOUNT               AMOUNT              REDUCTION              AMOUNT
                              ---------     -----------------   ------------------    -------------------   -------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $ 85,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $ 75,000          $88,235               $10,000              $11,765               $11,765

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.


      - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.

      - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.


Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.


Below is a list of the Class B Subaccounts that are currently offered under the Contract. The remaining Subaccounts are classified as Class A.



                CLASS B SUBACCOUNTS/
                  UNDERLYING FUNDS



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Franklin Income Securities Fund

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio
   Total Return Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   Legg Mason Partners Variable Adjustable Rate
     Income Portfolio
   Legg Mason Partners Variable High Income
     Portfolio
   Legg Mason Partners Variable Money Market
     Portfolio

MET INVESTORS SERIES TRUST
   Pioneer Strategic Income Portfolio

METROPOLITAN SERIES FUND, INC.
   BlackRock Bond Income Portfolio

GMAB RIDER LIQUIDITY OPTION



During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.


This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option - If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

      Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS


- If loans are available with your Contract, your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.


- If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

- Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

- If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among annuity options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life,
(b) for life with a minimum number of payments, (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

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Option 5 -- Payments for a Fixed Period without Life Contingency (see Variable
Liquidity Benefit below). We will make periodic payments for the period selected.

Option 6 -- Other Annuity Options -- We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with "Payments for Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

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SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield

                                       57
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quotations shown as a percent. These figures show past performance of a Variable
Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.


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MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (20) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.


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We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence


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of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS


The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                                OTHER INFORMATION


Vintage L is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.


THE INSURANCE COMPANIES


Please refer to your Contract to determine which Company issued your Contract.



MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").


MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the

Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.



CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%


                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02)                            2005        1.117           1.297              69,464
                                                               2004        0.952           1.117              10,285
                                                               2003        0.777           0.952               5,296
                                                               2002        1.000           0.777               6,000

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.113           1.143             433,246
                                                               2004        1.019           1.113             206,918
                                                               2003        0.786           1.019             134,576
                                                               2002        1.000           0.786              70,619

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.034           1.166              95,999
                                                               2004        0.973           1.034              75,694
                                                               2003        0.803           0.973              40,191
                                                               2002        1.183           0.803               4,743
                                                               2001        1.000           1.183                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.473           1.649           1,392,866
                                                               2004        1.322           1.473             689,281
                                                               2003        0.995           1.322             338,279
                                                               2002        1.188           0.995             108,035
                                                               2001        1.000           1.188                   -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.362           1.553           5,108,335
                                                               2004        1.233           1.362           3,022,506
                                                               2003        0.918           1.233           1,910,413
                                                               2002        1.238           0.918             519,111
                                                               2001        1.000           1.238               5,663

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR         YEAR        END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.291           1.341           5,384,780
                                                               2004        1.191           1.291           3,748,375
                                                               2003        0.916           1.191           2,541,469
                                                               2002        1.143           0.916             825,826
                                                               2001        1.000           1.143               6,095

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.618           1.703             444,721
                                                               2004        1.255           1.618             282,289
                                                               2003        0.953           1.255             261,390
                                                               2002        1.000           0.953             110,495

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.204           1.302             230,497
                                                               2004        1.074           1.204              45,466
                                                               2003        1.000           1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.202           1.299             372,761
                                                               2004        1.067           1.202              73,290
                                                               2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.032             360,823

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.267           1.303             828,548
                                                               2004        1.158           1.267             703,458
                                                               2003        0.859           1.158             247,570
                                                               2002        1.228           0.859              73,361
                                                               2001        1.000           1.228                   -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.144           1.242           1,920,497
                                                               2004        1.035           1.144             911,365
                                                               2003        0.842           1.035             482,403
                                                               2002        1.000           0.842             112,568

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR         YEAR        END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.767           2.211             453,826
                                                               2004        1.444           1.767              74,045
                                                               2003        1.000           1.444               6,032

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.369           1.481           1,323,471
                                                               2004        1.177           1.369             672,403
                                                               2003        0.907           1.177             254,384
                                                               2002        1.134           0.907             136,180
                                                               2001        1.000           1.134                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.166           1.246             699,854
                                                               2004        1.024           1.166             204,395
                                                               2003        0.789           1.024              96,803
                                                               2002        1.000           0.789              58,188

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.202           1.231           2,791,436
                                                               2004        1.125           1.202           2,527,277
                                                               2003        0.920           1.125           2,308,725
                                                               2002        1.137           0.920             523,480
                                                               2001        1.000           1.137                   -

   Diversified Strategic Income Portfolio (7/00)               2005        1.197           1.205           1,763,130
                                                               2004        1.142           1.197           1,620,778
                                                               2003        1.041           1.142             729,132
                                                               2002        1.012           1.041             144,253
                                                               2001        1.000           1.012                   -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.180           1.208           2,001,890
                                                               2004        1.091           1.180           1,576,990
                                                               2003        0.870           1.091           1,068,257
                                                               2002        1.141           0.870             208,514
                                                               2001        1.000           1.141                   -

   Fundamental Value Portfolio (6/00)                          2005        1.310           1.347           2,282,236
                                                               2004        1.233           1.310           2,104,693
                                                               2003        0.906           1.233           1,683,561
                                                               2002        1.173           0.906             528,533
                                                               2001        1.000           1.173                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR         YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------   -------------    ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.279           1.406              122,864
                                                               2004        1.081           1.279              131,294
                                                               2003        0.817           1.081              131,035
                                                               2002        1.158           0.817               43,642
                                                               2001        1.000           1.158                    -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.502           1.534              386,440
                                                               2004        1.332           1.502              112,428
                                                               2003        1.000           1.332              101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.372           1.391              516,959
                                                               2004        1.241           1.372              439,996
                                                               2003        1.000           1.241                9,795

   Mid-Cap Value Portfolio (5/03)                              2005        1.529           1.625              891,248
                                                               2004        1.256           1.529              337,639
                                                               2003        1.000           1.256              171,217

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.117           1.119            2,555,183
                                                               2004        1.045           1.117              974,468
                                                               2003        1.000           1.045              233,173

   Total Return Portfolio - Administrative Class (5/01)        2005        1.140           1.146           12,289,203
                                                               2004        1.107           1.140           11,093,565
                                                               2003        1.074           1.107           10,441,947
                                                               2002        1.003           1.074            3,411,930
                                                               2001        1.000           1.003                    -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.323           1.458              188,294
                                                               2004        1.160           1.323              191,672
                                                               2003        0.919           1.160              186,378
                                                               2002        1.138           0.919               63,610
                                                               2001        1.000           1.138                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.783           1.874             418,626
                                                               2004        1.439           1.783             396,956
                                                               2003        0.980           1.439             376,864
                                                               2002        1.221           0.980             182,271
                                                               2001        1.000           1.221                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.204           1.229           1,548,293
                                                               2004        1.132           1.204           1,643,520
                                                               2003        0.829           1.132           1,213,718
                                                               2002        1.127           0.829             482,311
                                                               2001        1.000           1.127               6,229

   Investors Fund - Class I (1/01)                             2005        1.205           1.261           1,014,142
                                                               2004        1.112           1.205           1,069,597
                                                               2003        0.856           1.112             738,841
                                                               2002        1.134           0.856             316,814
                                                               2001        1.000           1.134                   -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.329           1.369             467,037
                                                               2004        1.176           1.329             436,895
                                                               2003        0.805           1.176             267,896
                                                               2002        1.255           0.805              20,161
                                                               2001        1.000           1.255                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.008           0.988             274,180
                                                               2004        0.993           1.008             129,017
                                                               2003        0.819           0.993              60,101
                                                               2002        1.128           0.819              13,026
                                                               2001        1.000           1.128                   -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.146           1.196              44,833
                                                               2004        1.135           1.146              46,001
                                                               2003        0.861           1.135              33,703
                                                               2002        1.198           0.861              24,619
                                                               2001        1.000           1.198                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.432           1.480           2,931,737
                                                               2004        1.368           1.432           1,902,696
                                                               2003        1.060           1.368           1,000,414
                                                               2002        1.000           1.060             228,011

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.280           1.310           6,959,628
                                                               2004        1.242           1.280           4,117,282
                                                               2003        1.037           1.242           1,860,167
                                                               2002        1.000           1.037             367,255

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.500           1.569           1,001,500
                                                               2004        1.386           1.500             388,786
                                                               2003        1.073           1.386             193,380
                                                               2002        1.000           1.073              27,934

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.417           1.441             941,155
                                                               2004        1.353           1.417             596,551
                                                               2003        1.068           1.353             416,126
                                                               2002        1.000           1.068              43,322

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.196           1.277             190,318
                                                               2004        1.144           1.196             375,673
                                                               2003        0.901           1.144             277,176
                                                               2002        1.206           0.901              89,349
                                                               2001        1.000           1.206                   -

   Equity Income Portfolio (10/00)                             2005        1.326           1.360           2,433,988
                                                               2004        1.229           1.326           2,231,165
                                                               2003        0.955           1.229           1,497,940
                                                               2002        1.130           0.955             132,792
                                                               2001        1.000           1.130                   -

   Large Cap Portfolio (6/00)                                  2005        1.103           1.177             305,074
                                                               2004        1.055           1.103             587,004
                                                               2003        0.862           1.055             525,495

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
--------------------------------------------------------    ----    -------------   -------------    ---------------
Large Cap Portfolio  (continued)                            2002        1.138           0.862              71,115
                                                            2001        1.000           1.138                   -

Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.108               4,537

Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.019              25,289

Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.053              49,057

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.000           1.086              44,275

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.000           1.030               4,434

Mercury Large Cap Core Portfolio (6/00)                     2005        1.145           1.259             382,840
                                                            2004        1.006           1.145             528,392
                                                            2003        0.846           1.006             438,531
                                                            2002        1.151           0.846              27,272
                                                            2001        1.000           1.151                   -

MFS Emerging Growth Portfolio (2/00)                        2005        1.104           1.070                   -
                                                            2004        0.997           1.104             180,941
                                                            2003        0.787           0.997             112,048
                                                            2002        1.219           0.787              33,294
                                                            2001        1.000           1.219                   -

MFS Mid Cap Growth Portfolio (3/02)                         2005        0.827           0.837             363,071
                                                            2004        0.738           0.827             197,288
                                                            2003        0.549           0.738              79,566
                                                            2002        1.000           0.549               6,056

MFS Total Return Portfolio (7/00)                           2005        1.258           1.271           5,187,440
                                                            2004        1.150           1.258           4,470,787
                                                            2003        1.005           1.150           3,403,681
                                                            2002        1.081           1.005             458,806
                                                            2001        1.000           1.081                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------       ----    -------------   -------------    ---------------
MFS Value Portfolio (5/04)                                  2005        1.119           1.169             425,726
                                                            2004        1.000           1.119              22,370

Mondrian International Stock Portfolio (3/02)               2005        1.209           1.300             476,199
                                                            2004        1.064           1.209             377,856
                                                            2003        0.843           1.064              45,040
                                                            2002        1.000           0.843               7,884

Pioneer Fund Portfolio (5/03)                               2005        1.324           1.377             109,545
                                                            2004        1.213           1.324              68,258
                                                            2003        1.000           1.213              14,955

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.038               2,664

Pioneer Strategic Income Portfolio (5/04)                   2005        1.092           1.112           1,908,893
                                                            2004        1.000           1.092             828,053

Strategic Equity Portfolio (6/00)                           2005        1.054           1.056             229,625
                                                            2004        0.974           1.054             192,976
                                                            2003        0.749           0.974             137,627
                                                            2002        1.148           0.749              83,170
                                                            2001        1.000           1.148                   -

Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027           1.113               8,406

Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.109              15,029

Travelers Managed Income Portfolio (7/00)                   2005        1.057           1.052           3,723,014
                                                            2004        1.047           1.057           3,291,375
                                                            2003        0.984           1.047           2,134,736
                                                            2002        0.981           0.984             483,229
                                                            2001        1.000           0.981                   -

Van Kampen Enterprise Portfolio (4/00)                      2005        1.041           1.102             258,617
                                                            2004        1.021           1.041             124,503
                                                            2003        0.828           1.021              78,814
                                                            2002        1.194           0.828                   -
                                                            2001        1.000           1.194                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.991           0.996             337,114
                                                               2004        0.998           0.991              90,836
                                                               2003        1.000           0.998               2,550

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.143           1.253           3,688,212
                                                               2004        1.059           1.143           3,272,963
                                                               2003        0.802           1.059           2,216,985
                                                               2002        1.213           0.802             741,620
                                                               2001        1.000           1.213               5,724

   Smith Barney High Income Portfolio (8/00)                   2005        1.337           1.347           1,752,598
                                                               2004        1.234           1.337           1,653,614
                                                               2003        0.985           1.234           1,341,664
                                                               2002        1.037           0.985             201,900
                                                               2001        1.000           1.037                   -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.245           1.286           1,397,017
                                                               2004        1.264           1.245           1,352,456
                                                               2003        0.872           1.264           1,110,282
                                                               2002        1.181           0.872             384,417
                                                               2001        1.000           1.181                   -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.352           1.437             576,586
                                                               2004        1.247           1.352             654,161
                                                               2003        0.979           1.247             544,924
                                                               2002        1.233           0.979             270,753
                                                               2001        1.000           1.233                   -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.973           0.982           2,876,757
                                                               2004        0.983           0.973           3,211,212
                                                               2003        0.995           0.983           2,901,484
                                                               2002        1.000           0.995           2,395,570
                                                               2001        1.000           1.000                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        0.987           1.046             126,788
                                                               2004        0.940           0.987              96,939
                                                               2003        0.752           0.940              68,581

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------      ----    -------------   -------------    ---------------
   Emerging Growth Portfolio - Class I Shares (continued)      2002        1.134           0.752              28,027
                                                               2001        1.000           1.134                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.403           1.445             342,386
                                                               2004        1.236           1.403             292,379
                                                               2003        0.887           1.236             145,645
                                                               2002        1.215           0.887              36,890
                                                               2001        1.000           1.215                   -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.419           1.628           2,046,688
                                                               2004        1.254           1.419           1,366,552
                                                               2003        0.995           1.254             855,032
                                                               2002        1.119           0.995             157,173
                                                               2001        1.000           1.119                   -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.418           1.643           1,993,749
                                                               2004        1.159           1.418           1,597,208
                                                               2003        0.854           1.159           1,203,368
                                                               2002        1.000           0.854             289,347

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.70%


                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02)                            2005        1.167           1.343                 -
                                                               2004        1.000           1.167                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.079           1.099                 -
                                                               2004        1.000           1.079                 -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.056           1.181                 -
                                                               2004        1.000           1.056                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.111           1.234             4,830
                                                               2004        1.000           1.111                 -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.084           1.226            14,444
                                                               2004        1.000           1.084                 -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.063           1.095            28,099
                                                               2004        1.000           1.063                 -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.285           1.341                 -
                                                               2004        1.000           1.285                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.115           1.196             4,422
                                                               2004        1.000           1.115                 -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.117           1.197            28,051
                                                               2004        1.000           1.117                 -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.026                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.083           1.105                 -
                                                               2004        1.000           1.083                 -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.098           1.182                 -
                                                               2004        1.000           1.098                 -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.259           1.562             1,944
                                                               2004        1.000           1.259                 -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.154           1.237             4,762
                                                               2004        1.000           1.154                 -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.117           1.184                 -
                                                               2004        1.000           1.117                 -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.055           1.071            31,278
                                                               2004        1.000           1.055                 -

   Diversified Strategic Income Portfolio (7/00)               2005        1.068           1.066                 -
                                                               2004        1.000           1.068                 -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.068           1.084                 -
                                                               2004        1.000           1.068                 -

   Fundamental Value Portfolio (6/00)                          2005        1.056           1.077             5,857
                                                               2004        1.000           1.056                 -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.128           1.230                 -
                                                               2004        1.000           1.128                 -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.124           1.138                 -
                                                               2004        1.000           1.124                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.098           1.103                 -
                                                               2004        1.000           1.098                 -

   Mid-Cap Value Portfolio (5/03)                              2005        1.158           1.220            13,558
                                                               2004        1.000           1.158                 -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.065           1.059            12,485
                                                               2004        1.000           1.065                 -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.042           1.039            22,918
                                                               2004        1.000           1.042                 -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.157           1.264                 -
                                                               2004        1.000           1.157                 -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.191           1.241                 -
                                                               2004        1.000           1.191                 -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.055           1.069                 -
                                                               2004        1.000           1.055                 -

   Investors Fund - Class I (1/01)                             2005        1.077           1.117                 -
                                                               2004        1.000           1.077                 -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.164           1.188                 -
                                                               2004        1.000           1.164                 -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.014           0.985                 -
                                                               2004        1.000           1.014                 -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.024           1.060                 -
                                                               2004        1.000           1.024                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.037           1.062                  -
                                                               2004        1.000           1.037                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.029           1.044            146,523
                                                               2004        1.000           1.029                  -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.065           1.104                  -
                                                               2004        1.000           1.065                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.031           1.039                  -
                                                               2004        1.000           1.031                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.053           1.114             68,471
                                                               2004        1.000           1.053                  -

   Equity Income Portfolio (10/00)                             2005        1.100           1.119                  -
                                                               2004        1.000           1.100                  -

   Large Cap Portfolio (6/00)                                  2005        1.046           1.107                  -
                                                               2004        1.000           1.046                  -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.102                  -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.006           1.014                  -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.007           1.048            117,297

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.080                  -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.025                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------       ----    -------------   -------------    ---------------
Mercury Large Cap Core Portfolio (6/00)                     2005        1.122           1.224                  -
                                                            2004        1.000           1.122                  -

MFS Emerging Growth Portfolio (2/00)                        2005        1.080           1.046                  -
                                                            2004        1.000           1.080                  -

MFS Mid Cap Growth Portfolio (3/02)                         2005        1.071           1.075              4,744
                                                            2004        1.000           1.071                  -

MFS Total Return Portfolio (7/00)                           2005        1.094           1.096            157,897
                                                            2004        1.000           1.094                  -

MFS Value Portfolio (5/04)                                  2005        1.124           1.165             22,336
                                                            2004        1.000           1.124                  -

Mondrian International Stock Portfolio (3/02)               2005        1.143           1.218                  -
                                                            2004        1.000           1.143                  -

Pioneer Fund Portfolio (5/03)                               2005        1.091           1.126                  -
                                                            2004        1.000           1.091                  -

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.035           1.033                  -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.102           1.112             16,285
                                                            2004        1.000           1.102                  -

Strategic Equity Portfolio (6/00)                           2005        1.096           1.088                  -
                                                            2004        1.000           1.096                  -

Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026           1.108                  -

Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.103                  -

Travelers Managed Income Portfolio (7/00)                   2005        1.027           1.013            163,216
                                                            2004        1.000           1.027                  -

Van Kampen Enterprise Portfolio (4/00)                      2005        1.034           1.086                  -
                                                            2004        1.000           1.034                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.996           0.992             6,323
                                                               2004        1.000           0.996                 -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.064           1.156            71,280
                                                               2004        1.000           1.064                 -

   Smith Barney High Income Portfolio (8/00)                   2005        1.083           1.081                 -
                                                               2004        1.000           1.083                 -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        0.988           1.012                 -
                                                               2004        1.000           0.988                 -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.092           1.152             8,686
                                                               2004        1.000           1.092                 -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.992           0.992            23,155
                                                               2004        1.000           0.992                 -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.057           1.110                 -
                                                               2004        1.000           1.057                 -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.167           1.192                 -
                                                               2004        1.000           1.167                 -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.105           1.257                 -
                                                               2004        1.000           1.105                 -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.225           1.407             2,809
                                                               2004        1.000           1.225                 -

                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio and is no longer available as a funding option.



On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, The Fidelity Advisor Series I: Advisor Growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charger Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer avaliable to new contract owners.



AllianceBernstein Large-Cap Growth Portfolio - Class B Shares is no longer available to new contract owners.



Franklin Small-Mid Cap Fund - Class 2 Shares is no longer available to new contract owners.



Salomon Brothers All Cap Fund - Class I is no longer available to new contract owners.



Salomon Brothers Small Cap Growth Fund - Class I is no longer available to new contract owners.



Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.



Smith Barney Primier Selections All Cap Growth Portfolio is no longer available to new contract owners.



Van Kampen LIT Emerging Growth Portfolio - Class I Shares is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%


                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ---------------
   Capital Appreciation Fund (6/02)                            2005        1.117           1.297             200,941
                                                               2004        0.952           1.117             274,552
                                                               2003        0.777           0.952             276,632
                                                               2002        0.877           0.777             223,435

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.113           1.143           1,135,267
                                                               2004        1.019           1.113           1,187,584
                                                               2003        0.786           1.019           1,180,761
                                                               2002        0.980           0.786             442,063

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.034           1.166             244,221
                                                               2004        0.973           1.034             458,633
                                                               2003        0.803           0.973             483,364
                                                               2002        1.183           0.803             440,010
                                                               2001        1.000           1.183              25,673

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.473           1.649           1,914,049
                                                               2004        1.322           1.473           1,965,953
                                                               2003        0.995           1.322           1,577,762
                                                               2002        1.188           0.995             579,448
                                                               2001        1.000           1.188              53,009

   Growth Fund - Class 2 Shares (11/99)                        2005        1.362           1.553           6,908,813
                                                               2004        1.233           1.362           7,498,271
                                                               2003        0.918           1.233           6,289,036
                                                               2002        1.238           0.918           2,672,503
                                                               2001        1.000           1.238             328,550

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.291           1.341           6,617,005
                                                               2004        1.191           1.291           7,869,519
                                                               2003        0.916           1.191           6,886,746
                                                               2002        1.143           0.916           3,517,428
                                                               2001        1.000           1.143             483,056

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.618           1.703             399,140
                                                               2004        1.255           1.618             534,356
                                                               2003        0.953           1.255             420,706
                                                               2002        1.046           0.953             169,208

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.204           1.302              60,422
                                                               2004        1.074           1.204              34,482
                                                               2003        1.000           1.074               5,122

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.202           1.299             117,915
                                                               2004        1.067           1.202              26,373
                                                               2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.032             156,613

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.267           1.303             683,312
                                                               2004        1.158           1.267             909,411
                                                               2003        0.859           1.158             907,594
                                                               2002        1.228           0.859             479,572
                                                               2001        1.000           1.228              19,240

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.144           1.242           1,734,260
                                                               2004        1.035           1.144           1,999,529
                                                               2003        0.842           1.035           1,608,369
                                                               2002        0.999           0.842             719,789

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.767           2.211             838,387
                                                               2004        1.444           1.767             538,483
                                                               2003        1.000           1.444              73,437

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.369           1.481           2,258,919
                                                               2004        1.177           1.369           1,963,706
                                                               2003        0.907           1.177           1,293,188
                                                               2002        1.134           0.907             589,742
                                                               2001        1.000           1.134              29,133

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.166           1.246             439,470
                                                               2004        1.024           1.166             662,918
                                                               2003        0.789           1.024             314,762
                                                               2002        0.831           0.789             130,925

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.202           1.231           2,572,298
                                                               2004        1.125           1.202           3,204,167
                                                               2003        0.920           1.125           3,133,227
                                                               2002        1.137           0.920           1,845,981
                                                               2001        1.000           1.137             203,714

   Diversified Strategic Income Portfolio (11/99)              2005        1.197           1.205           1,348,770
                                                               2004        1.142           1.197           1,817,440
                                                               2003        1.041           1.142           1,747,167
                                                               2002        1.012           1.041             662,115
                                                               2001        1.000           1.012             523,138

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.180           1.208           1,239,450
                                                               2004        1.091           1.180           2,117,905
                                                               2003        0.870           1.091           2,036,010
                                                               2002        1.141           0.870             903,725
                                                               2001        1.000           1.141              46,322

   Fundamental Value Portfolio (12/99)                         2005        1.310           1.347           4,177,163
                                                               2004        1.233           1.310           5,355,555
                                                               2003        0.906           1.233           4,860,962
                                                               2002        1.173           0.906           3,156,979
                                                               2001        1.000           1.173             387,824

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------   -------------    ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.279           1.406               90,671
                                                               2004        1.081           1.279              158,448
                                                               2003        0.817           1.081              160,435
                                                               2002        1.158           0.817              125,487
                                                               2001        1.000           1.158               17,376

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.502           1.534              237,592
                                                               2004        1.332           1.502              247,135
                                                               2003        1.000           1.332               80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.372           1.391              395,149
                                                               2004        1.241           1.372              374,495
                                                               2003        1.000           1.241              244,664

   Mid-Cap Value Portfolio (5/03)                              2005        1.529           1.625              961,887
                                                               2004        1.256           1.529              710,264
                                                               2003        1.000           1.256              316,447

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.117           1.119            1,495,964
                                                               2004        1.045           1.117            2,231,285
                                                               2003        1.000           1.045            1,039,141

   Total Return Portfolio - Administrative Class (5/01)        2005        1.140           1.146           10,573,072
                                                               2004        1.107           1.140           14,158,270
                                                               2003        1.074           1.107           14,489,686
                                                               2002        1.003           1.074            8,698,076
                                                               2001        1.000           1.003              284,980

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.323           1.458              375,153
                                                               2004        1.160           1.323              516,700
                                                               2003        0.919           1.160              603,425
                                                               2002        1.138           0.919              285,369
                                                               2001        1.000           1.138               52,475

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.783           1.874             844,247
                                                               2004        1.439           1.783           1,134,138
                                                               2003        0.980           1.439           1,081,087
                                                               2002        1.221           0.980             712,422
                                                               2001        1.000           1.221              16,781

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.204           1.229           2,575,093
                                                               2004        1.132           1.204           3,132,904
                                                               2003        0.829           1.132           2,830,329
                                                               2002        1.127           0.829           1,972,141
                                                               2001        1.000           1.127             277,708

   Investors Fund - Class I (11/99)                            2005        1.205           1.261           1,173,271
                                                               2004        1.112           1.205           1,380,340
                                                               2003        0.856           1.112             997,741
                                                               2002        1.134           0.856             806,373
                                                               2001        1.000           1.134              76,156

   Small Cap Growth Fund - Class I (11/99)                     2005        1.329           1.369             983,324
                                                               2004        1.176           1.329           1,076,083
                                                               2003        0.805           1.176           1,094,670
                                                               2002        1.255           0.805             354,038
                                                               2001        1.000           1.255               3,283

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.008           0.988             275,476
                                                               2004        0.993           1.008             282,385
                                                               2003        0.819           0.993             237,783
                                                               2002        1.128           0.819              29,741
                                                               2001        1.000           1.128              29,747

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.146           1.196             774,217
                                                               2004        1.135           1.146             819,997
                                                               2003        0.861           1.135             822,579
                                                               2002        1.198           0.861             536,721
                                                               2001        1.000           1.198               1,868

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.432           1.480           5,606,393
                                                               2004        1.368           1.432           6,521,502
                                                               2003        1.060           1.368           5,312,500
                                                               2002        1.000           1.060             964,512

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.280           1.310           6,280,057
                                                               2004        1.242           1.280           6,827,909
                                                               2003        1.037           1.242           5,886,565
                                                               2002        1.000           1.037             849,098

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.500           1.569           2,589,383
                                                               2004        1.386           1.500           2,421,419
                                                               2003        1.073           1.386             374,914
                                                               2002        1.000           1.073              74,562

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.417           1.441             442,064
                                                               2004        1.353           1.417             491,432
                                                               2003        1.068           1.353             261,444
                                                               2002        1.000           1.068              54,967

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.196           1.277             434,982
                                                               2004        1.144           1.196             595,498
                                                               2003        0.901           1.144             327,479
                                                               2002        1.206           0.901              82,566
                                                               2001        1.000           1.206               3,553

   Equity Income Portfolio (11/99)                             2005        1.326           1.360           2,251,835
                                                               2004        1.229           1.326           2,433,328
                                                               2003        0.955           1.229           1,969,032
                                                               2002        1.130           0.955             718,818
                                                               2001        1.000           1.130              27,813

   Large Cap Portfolio (11/99)                                 2005        1.103           1.177           1,103,383
                                                               2004        1.055           1.103             915,748
                                                               2003        0.862           1.055             794,841

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                   PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------    ----    -------------   -------------    ---------------
Large Cap Portfolio (continued)                             2002        1.138           0.862              226,191
                                                            2001        1.000           1.138               36,628

Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045           1.108                    -

Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.019               86,058

Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.053               78,054

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.017           1.086            3,561,326

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                            2005        1.011           1.030                    -

Mercury Large Cap Core Portfolio (11/99)                    2005        1.145           1.259              194,233
                                                            2004        1.006           1.145              273,915
                                                            2003        0.846           1.006              172,694
                                                            2002        1.151           0.846              159,360
                                                            2001        1.000           1.151                  614

MFS Emerging Growth Portfolio (11/99)                       2005        1.104           1.070                    -
                                                            2004        0.997           1.104              424,267
                                                            2003        0.787           0.997              275,657
                                                            2002        1.219           0.787              179,610
                                                            2001        1.000           1.219                4,324

MFS Mid Cap Growth Portfolio (6/02)                         2005        0.827           0.837            1,016,433
                                                            2004        0.738           0.827              768,481
                                                            2003        0.549           0.738              783,843
                                                            2002        0.626           0.549              222,429

MFS Total Return Portfolio (11/99)                          2005        1.258           1.271            9,648,193
                                                            2004        1.150           1.258           10,625,367
                                                            2003        1.005           1.150            9,375,765
                                                            2002        1.081           1.005            4,154,038
                                                            2001        1.000           1.081              348,528

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                   PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------       ----    -------------   -------------    ---------------
MFS Value Portfolio (5/04)                                  2005        1.119           1.169             108,277
                                                            2004        0.972           1.119                   -

Mondrian International Stock Portfolio (8/02)               2005        1.209           1.300             424,780
                                                            2004        1.064           1.209             404,686
                                                            2003        0.843           1.064             261,140
                                                            2002        0.845           0.843              35,971

Pioneer Fund Portfolio (5/03)                               2005        1.324           1.377              25,462
                                                            2004        1.213           1.324              30,145
                                                            2003        1.000           1.213              22,941

Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000           1.038                 209

Pioneer Strategic Income Portfolio (5/04)                   2005        1.092           1.112             176,162
                                                            2004        0.983           1.092               7,354

Strategic Equity Portfolio (11/99)                          2005        1.054           1.056             738,970
                                                            2004        0.974           1.054             840,779
                                                            2003        0.749           0.974             875,861
                                                            2002        1.148           0.749             654,693
                                                            2001        1.000           1.148             122,403

Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.113                   -

Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005           1.109                   -

Travelers Managed Income Portfolio (11/99)                  2005        1.057           1.052           2,208,312
                                                            2004        1.047           1.057           3,414,689
                                                            2003        0.984           1.047           4,096,730
                                                            2002        0.981           0.984           2,197,709
                                                            2001        1.000           0.981              86,039

Van Kampen Enterprise Portfolio (11/99)                     2005        1.041           1.102             216,442
                                                            2004        1.021           1.041             216,807
                                                            2003        0.828           1.021              65,519
                                                            2002        1.194           0.828              50,164
                                                            2001        1.000           1.194                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR       END OF YEAR
-------------------------------------------------------        ----    -------------   -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.991           0.996             453,573
                                                               2004        0.998           0.991             429,944
                                                               2003        1.000           0.998             109,660

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.143           1.253           4,973,640
                                                               2004        1.059           1.143           6,336,022
                                                               2003        0.802           1.059           6,029,951
                                                               2002        1.213           0.802           3,744,111
                                                               2001        1.000           1.213             395,035

   Smith Barney High Income Portfolio (11/99)                  2005        1.337           1.347           2,011,733
                                                               2004        1.234           1.337           2,626,527
                                                               2003        0.985           1.234           2,202,057
                                                               2002        1.037           0.985             807,357
                                                               2001        1.000           1.037              54,303

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.245           1.286           1,588,431
                                                               2004        1.264           1.245           1,826,099
                                                               2003        0.872           1.264           2,146,063
                                                               2002        1.181           0.872             959,386
                                                               2001        1.000           1.181             220,733

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.352           1.437           1,184,951
                                                               2004        1.247           1.352           1,428,209
                                                               2003        0.979           1.247           1,440,600
                                                               2002        1.233           0.979             736,476
                                                               2001        1.000           1.233             106,957

   Smith Barney Money Market Portfolio (11/99)                 2005        0.973           0.982           2,976,424
                                                               2004        0.983           0.973           2,990,206
                                                               2003        0.995           0.983           7,405,805
                                                               2002        1.000           0.995           8,019,286
                                                               2001        1.000           1.000           4,696,068

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        0.987           1.046             220,369
                                                               2004        0.940           0.987             331,269
                                                               2003        0.752           0.940             350,888

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ---------------
   Emerging Growth Portfolio - Class I Shares (continued)      2002        1.134           0.752             217,610
                                                               2001        1.000           1.134              81,986

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.403           1.445             629,540
                                                               2004        1.236           1.403             853,139
                                                               2003        0.887           1.236             793,268
                                                               2002        1.215           0.887             191,027
                                                               2001        1.000           1.215              20,517

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.419           1.628           1,117,054
                                                               2004        1.254           1.419             871,719
                                                               2003        0.995           1.254             733,222
                                                               2002        1.119           0.995             494,365
                                                               2001        1.000           1.119              61,062

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.418           1.643           1,771,018
                                                               2004        1.159           1.418           1,933,959
                                                               2003        0.854           1.159           1,521,044
                                                               2002        0.993           0.854             558,775

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.70%


                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (6/02)                            2005        1.167           1.343                 -
                                                               2004        1.000           1.167                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.079           1.099                 -
                                                               2004        1.000           1.079                 -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.056           1.181                 -
                                                               2004        1.000           1.056                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.111           1.234                 -
                                                               2004        1.000           1.111                 -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.084           1.226             2,617
                                                               2004        1.000           1.084                 -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.063           1.095             2,813
                                                               2004        1.000           1.063                 -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.285           1.341                 -
                                                               2004        1.000           1.285                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.115           1.196                 -
                                                               2004        1.000           1.115                 -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.117           1.197                 -
                                                               2004        1.000           1.117                 -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.026                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.083           1.105                 -
                                                               2004        1.000           1.083                 -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.098           1.182             2,646
                                                               2004        1.000           1.098                 -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.259           1.562             1,067
                                                               2004        1.000           1.259                 -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.154           1.237                 -
                                                               2004        1.000           1.154                 -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.117           1.184                 -
                                                               2004        1.000           1.117                 -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.055           1.071                 -
                                                               2004        1.000           1.055                 -

   Diversified Strategic Income Portfolio (11/99)              2005        1.068           1.066                 -
                                                               2004        1.000           1.068                 -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.068           1.084                 -
                                                               2004        1.000           1.068                 -

   Fundamental Value Portfolio (12/99)                         2005        1.056           1.077                 -
                                                               2004        1.000           1.056                 -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.128           1.230                 -
                                                               2004        1.000           1.128                 -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.124           1.138                 -
                                                               2004        1.000           1.124                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.098           1.103                 -
                                                               2004        1.000           1.098                 -

   Mid-Cap Value Portfolio (5/03)                              2005        1.158           1.220               880
                                                               2004        1.000           1.158                 -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.065           1.059                 -
                                                               2004        1.000           1.065                 -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.042           1.039             2,145
                                                               2004        1.000           1.042                 -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.157           1.264                 -
                                                               2004        1.000           1.157                 -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.191           1.241                 -
                                                               2004        1.000           1.191                 -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.055           1.069                 -
                                                               2004        1.000           1.055                 -

   Investors Fund - Class I (11/99)                            2005        1.077           1.117                 -
                                                               2004        1.000           1.077                 -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.164           1.188                 -
                                                               2004        1.000           1.164                 -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.014           0.985                 -
                                                               2004        1.000           1.014                 -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.024           1.060                 -
                                                               2004        1.000           1.024                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.037           1.062             41,632
                                                               2004        1.000           1.037                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.029           1.044             45,241
                                                               2004        1.000           1.029                  -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.065           1.104                  -
                                                               2004        1.000           1.065                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.031           1.039                  -
                                                               2004        1.000           1.031                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.053           1.114                  -
                                                               2004        1.000           1.053                  -

   Equity Income Portfolio (11/99)                             2005        1.100           1.119                  -
                                                               2004        1.000           1.100                  -

   Large Cap Portfolio (11/99)                                 2005        1.046           1.107                  -
                                                               2004        1.000           1.046                  -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.044           1.102                  -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.014                  -

   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.048                  -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.016           1.080                  -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.010           1.025                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                   PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------       ----    -------------   -------------    ---------------
Mercury Large Cap Core Portfolio (11/99)                    2005        1.122           1.224                 -
                                                            2004        1.000           1.122                 -

MFS Emerging Growth Portfolio (11/99)                       2005        1.080           1.046                 -
                                                            2004        1.000           1.080                 -

MFS Mid Cap Growth Portfolio (6/02)                         2005        1.071           1.075             1,155
                                                            2004        1.000           1.071                 -

MFS Total Return Portfolio (11/99)                          2005        1.094           1.096                 -
                                                            2004        1.000           1.094                 -

MFS Value Portfolio (5/04)                                  2005        1.124           1.165                 -
                                                            2004        1.000           1.124                 -

Mondrian International Stock Portfolio (8/02)               2005        1.143           1.218                 -
                                                            2004        1.000           1.143                 -

Pioneer Fund Portfolio (5/03)                               2005        1.091           1.126                 -
                                                            2004        1.000           1.091                 -

Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.000           1.033                 -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.102           1.112                 -
                                                            2004        1.000           1.102                 -

Strategic Equity Portfolio (11/99)                          2005        1.096           1.088                 -
                                                            2004        1.000           1.096                 -

Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.108                 -

Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.004           1.103                 -

Travelers Managed Income Portfolio (11/99)                  2005        1.027           1.013                 -
                                                            2004        1.000           1.027                 -

Van Kampen Enterprise Portfolio (11/99)                     2005        1.034           1.086                 -
                                                            2004        1.000           1.034                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------   -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.996           0.992                -
                                                               2004        1.000           0.996                -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.064           1.156                -
                                                               2004        1.000           1.064                -

   Smith Barney High Income Portfolio (11/99)                  2005        1.083           1.081                -
                                                               2004        1.000           1.083                -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.988           1.012                -
                                                               2004        1.000           0.988                -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.092           1.152                -
                                                               2004        1.000           1.092                -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.992           0.992                -
                                                               2004        1.000           0.992                -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.057           1.110                -
                                                               2004        1.000           1.057                -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.167           1.192                -
                                                               2004        1.000           1.167                -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.105           1.257                -
                                                               2004        1.000           1.105                -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.225           1.407                -
                                                               2004        1.000           1.225                -

                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio and is no longer available as a funding option.



On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, The Fidelity Advisor Series I: Advisor Growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth
- Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract owners.



AllianceBernstein Large-Cap Growth Portfolio - Class B Shares is no longer available to new contract owners.



Franklin Small-Mid Cap Fund - Class 2 Shares is no longer available to new contract owners.



Salomon Brothers All Cap Fund - Class I is no longer available to new contract owners.



Salomon Brothers Small Cap Growth Fund - Class I is no longer available to new contract owners.



Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.



Van Kampen LIT Emerging Growth Portfolio - Class I Shares is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

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

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                       The Insurance Company
                       Principal Underwriter
                       Distribution and Principal Underwriting Agreement Valuation of Assets
                       Federal Tax Considerations
                       Independent Registered Public Accounting Firm Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum St., 3 CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.



Name:    __________________________________

Address: __________________________________

         __________________________________

         __________________________________

         Check Box:

         [ ] MIC-Book-04-08-81-82-83

         [ ] MLAC-Book-04-08-81-82-83



Book 82
L-                                                                  May 1, 2006

              PIONEER ANNUISTAR(SM) FLEX VARIABLE ANNUITY PROSPECTUS:
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



This Prospectus describes Pioneer AnnuiStarSM Flex Variable Annuity, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:



AIM VARIABLE INSURANCE FUNDS - SERIES II                             Pioneer Cullen Value VCT Portfolio

  AIM V.I. Capital Appreciation Fund                                 Pioneer Emerging Markets VCT Portfolio

  AIM V.I. Mid Cap Core Equity Fund                                  Pioneer Equity Income VCT Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2       Pioneer Equity Opportunity VCT Portfolio

  Franklin Rising Dividends Securities Fund                          Pioneer Europe VCT Portfolio

  Franklin Small-Mid Cap Growth Securities Fund                      Pioneer Fund VCT Portfolio

  Templeton Foreign Securities Fund                                  Pioneer Global High Yield VCT Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - CLASS II+          Pioneer Growth Shares VCT Portfolio

  Legg Mason Partners Variable All Cap Portfolio+                    Pioneer High Yield VCT Portfolio

  Legg Mason Partners Variable Total Return Portfolio+               Pioneer Ibbotson Aggressive Allocation VCT Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS II - CLASS II+               Pioneer Ibbotson Growth Allocation VCT Portfolio

  Legg Mason Partners Variable Aggressive Growth Portfolio+          Pioneer Ibbotson Moderate Allocation VCT Portfolio

MET INVESTORS SERIES TRUST - CLASS B                                 Pioneer International Value VCT Portfolio

  Oppenheimer Capital Appreciation Portfolio+                        Pioneer Mid Cap Value VCT Portfolio

METROPOLITAN SERIES FUND, INC.                                       Pioneer Oak Ridge Large Cap Growth VCT Portfolio

  BlackRock Money Market Portfolio - Class A+                        Pioneer Real Estate Shares VCT Portfolio

  Oppenheimer Global Equity Portfolio - Class B+                     Pioneer Small and Mid Cap Growth VCT Portfolio

PIONEER VARIABLE CONTRACTS TRUST - CLASS II                          Pioneer Small Cap Value VCT

  Portfolio+ Pioneer America Income VCT Portfolio                    Pioneer Small Company VCT

  Portfolio Pioneer AmPac Growth VCT Portfolio                       Pioneer Strategic Income VCT

  Portfolio Pioneer Balanced VCT Portfolio                           Pioneer Value VCT Portfolio



(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.



----------
* THE TRAVELERS LIFE INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract, certain contract features and/or some of the funding options may not be available in all states.



This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-866-547-3793 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary.....................................................       3
Summary......................................................       5
Fee Table....................................................       9
Condensed Financial Information..............................      14
The Annuity Contract.........................................      14
   Contract Owner Inquiries..................................      15
   Purchase Payments.........................................      15
   Accumulation Units........................................      15
   The Variable Funding Options..............................      15
The Fixed Account............................................      19
Charges and Deductions.......................................      19
   General...................................................      19
   Withdrawal Charge.........................................      19
   Free Withdrawal Allowance.................................      20
   Transfer Charge...........................................      20
   Administrative Charges....................................      21
   Mortality and Expense Risk Charge.........................      21
   Enhanced Stepped-Up Provision Charge......................      21
   Guaranteed Minimum Withdrawal
    Benefit Charge...........................................      21
   Guaranteed Minimum Accumulation Benefit Charge............      21
   Variable Liquidity Benefit Charges........................      21
   Variable Funding Option Expenses..........................      22
   Premium Tax...............................................      22
   Changes in Taxes Based upon Premium or Value..............      22
Transfers....................................................      22
   Dollar Cost Averaging.....................................      23
Access to Your Money.........................................      24
   Systematic Withdrawals....................................      24
Ownership Provisions.........................................      25
   Types of Ownership........................................      25
     Contract Owner..........................................      25
     Beneficiary.............................................      25
     Annuitant...............................................      25
Death Benefit................................................      26
   Death Proceeds before the Maturity Date...................      26
   Enhanced Stepped-Up Provision.............................      28
   Payment of Proceeds.......................................      28
   Spousal Contract Continuance..............................      30
   Beneficiary Contract Continuance..........................      30
   Planned Death Benefit.....................................      31
   Death Proceeds after Maturity Date........................      31
Living Benefits.............................................       31
  Guaranteed Minimum Withdrawal Benefit.....................       31
  Guaranteed Minimum Accumulation Benefit...................       33
The Annuity Period..........................................       39
  Maturity Date.............................................       39
  Allocation of Annuity.....................................       39
  Variable Annuity..........................................       39
  Fixed Annuity.............................................       40
Payment Options.............................................       40
  Election of Options.......................................       40
  Annuity Options...........................................       40
  Variable Liquidity Benefit................................       41
Miscellaneous Contract Provisions...........................       41
  Right to Return...........................................       41
  Termination...............................................       41
  Required Reports..........................................       42
  Suspension of Payments....................................       42
The Separate Accounts.......................................       42
  Performance Information...................................       42
Federal Tax Considerations..................................       42
  General Taxation of Annuities.............................       43
  Types of Contracts: Qualified and Non-qualified...........       43
  Qualified Annuity Contracts...............................       43
  Mandatory Distributions for Qualified Plans...............       44
  Non-qualified Annuity Contracts...........................       44
  Diversification Requirements for Variable Annuities.......       45
  Ownership of the Investments..............................       45
  Taxation of Death Benefit Proceeds........................       45
  Puerto Rico Tax Considerations............................       46
  Non-Resident Aliens.......................................       46
Other Information...........................................       46
  The Insurance Companies...................................       46
  Financial Statements......................................       46
  Distribution of Variable Annuity Contracts................       46
  Conformity with State and Federal Laws....................       48
  Voting Rights.............................................       48
  Restrictions on Financial Transactions....................       48
  Legal Proceedings.........................................       48
Appendix A: Condensed Financial Information for MetLife
  CT Separate Account Nine..................................      A-1
Appendix B: Condensed Financial Information for MetLife
  of CT Separate Account Ten................................      B-1
Appendix C: The Fixed Account...............................      C-1
Appendix D: Waiver of Withdrawal Charge for Nursing Home
  Confinement...............................................      D-1
Appendix E: Contents of the Statement of Additional
  Information...............................................      E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                  PIONEER ANNUISTAR(SM) FLEX VARIABLE ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract and/or certain optional benefits may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) and those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under Qualified Contracts, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under Non-qualified Contracts, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b), or 414(d) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The Contract is not available for purchase if the owner or Annuitant is age 81 or older. The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" for more information.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.70% for the Annual Step-Up and 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after four full years. If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.


If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are four GMWB rider options. The current charge for GMWB I, II and III, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.



If you elect the Guaranteed Minimum Withdrawal Benefit for Life (`GMWB for Life") rider, a charge will be deducted daily from amounts in the Variable Funding Options. The charge depends on whether you purchase the Single Life Option or the Joint Life Option. The current charge, on an annual basis, is 0.65% for the Single Life Option and 0.80% for the Joint Life Option. The charge can increase but will never exceed 1.50%.


If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.



WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:


      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.


      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.



      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.



      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.


      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.


      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.


      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.


      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE"). For an additional charge, we will guarantee a fixed level if income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year. The guarantee is based on Purchase Payments received within two years of your initial purchase. Depending on when you elect to take your first withdrawal, the maximum amount of your investment that you may receive each year is 5%, 6%, or 7%. Payments are guaranteed for your life when you reach age 59-1/2 if you purchase the benefit alone (the "Single Life Option"), or guaranteed for the life of both you and your spouse (the "Joint Life Option") when both you and your spouse reach age 65 if you purchase the benefit with your spouse. The base guarantee increases each year automatically on your anniversary if your Contract Value is greater than the base guarantee. The guarantee is subject to restrictions on withdrawals, and you are required to remain invested in a limited number of specified Variable Funding Options. Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract, and once you purchase the GMWB for Life rider, you cannot cancel it. Guaranteed withdrawals are also available before the qualifying age, however these payments are not guaranteed for life. There is also a guaranteed lump sum feature available after ten years in lieu of guaranteed periodic payments.



      - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB" OR "ACCUMULATION ADVANTAGE"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.......................................                            6%(1)
(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE.........................................                        $  10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE.......................                            6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)



The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................                        $   30(4)


----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


   YEARS SINCE PURCHASE PAYMENT MADE               WITHDRAWAL CHARGE
---------------------------------------------      ----------------
GREATER THAN OR EQUAL TO         BUT LESS THAN
------------------------         -------------
       0 years                      1 year                6%
       1 year                       2 years               5%
       2 years                      3 years               4%
       3 years                      4 years               3%
       4+ years                                           0%


(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


  YEARS SINCE INITIAL PURCHASE PAYMENT             WITHDRAWAL CHARGE
----------------------------------------------     -----------------
GREATER THAN OR EQUAL TO         BUT LESS THAN
------------------------         -------------
       0 years                     1 year                 6%
       1 year                      2 years                5%
       2 years                     3 years                4%
       3 years                     4 years                3%
       4 +years                                           0%



(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:


(as a percentage of the average daily net assets of the Separate Account)



We will assess a minimum mortality and expense ("M&E") risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all Contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, a 0.25% charge for GMWB III, a 0.65% current charge (maximum of 1.50% upon reset) for GMWB for Life (Single Life Option), and a 0.80% current charge (maximum of 1.50% upon reset) for GMWB for Life (Joint Life Option). Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:



                                                                                      STANDARD DEATH      ENHANCED DEATH
                                                                                          BENEFIT            BENEFIT
                                                                                      --------------      --------------
Mortality and Expense Risk Charge.........................................                1.70%                1.90%
Administrative Expense Charge.............................................                0.15%                0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED..                1.85%                2.05%
Optional E.S.P. Charge....................................................                0.20%                0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED...........                2.05%                2.25%
Optional GMAB Charge......................................................                0.50%                0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED.............                2.35%                2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5)....                2.55%                2.75%
Optional GMWB I Charge (maximum upon reset)...............................                1.00%(6)             1.00%(6)
Optional GMWB II Charge (maximum upon reset)..............................                1.00%(6)             1.00%(6)
Optional GMWB III Charge..................................................                0.25%                0.25%
Optional GMWB for Life (Single Life Option) Charge (maximum upon reset)...                1.50%(6)             1.50%(6)
Optional GMWB for Life (Joint Life Option) Charge (maximum upon reset)....                1.50%(6)             1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED...........                2.85%                3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED..........                2.85%                3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED.........                2.10%                2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (SINGLE LIFE
OPTION) ONLY SELECTED.....................................................                3.35%                3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (JOINT LIFE
OPTION) ONLY SELECTED.....................................................                3.35%                3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED.....                3.05%                3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED....                3.05%                3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED...                2.30%                2.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR LIFE
(SINGLE LIFE OPTION) SELECTED.............................................                3.55%                3.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR LIFE
(JOINT LIFE OPTION) SELECTED..............................................                3.55%                3.75%


----------


(5)   GMAB and GMWB cannot both be elected.



(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are as follows:



GMWB RIDER                                CURRENT CHARGE
----------------------------------        --------------
GMWB I                                        0.40%
GMWB II                                       0.50%
GMWB for Life (Single Life Option)            0.65%
GMWB for Life (Joint Life Option)             0.80%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                   MINIMUM     MAXIMUM
                                                                  ---------   ----------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying
Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)               0.42%       38.61%


UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)



                                                 DISTRIBUTION                   TOTAL       CONTRACTUAL          NET TOTAL
                                                    AND/OR                     ANNUAL        FEE WAIVER           ANNUAL
                                  MANAGEMENT    SERVICE(12b-1)     OTHER      OPERATING    AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                     FEE            FEES          EXPENSES     EXPENSES     REIMBURSEMENT        EXPENSES**
-----------------------------     ----------    --------------   ----------   ----------   ---------------     --------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital
     Appreciation Fund -
     Series II*                     0.61%           0.25%           0.29%        1.15%            --             1.15%(1)
   AIM V.I. Mid Cap Core
     Equity Fund - Series II*       0.72%           0.25%           0.31%        1.28%            --             1.28%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Rising Dividends
     Securities Fund - Class 2*     0.62%           0.25%           0.02%        0.89%          0.02%            0.87%(2)(3)
   Franklin Small-Mid Cap
     Growth Securities Fund
     - Class 2*                     0.48%           0.25%           0.28%        1.01%          0.02%            0.99%(2)(3)
   Templeton Foreign
     Securities Fund - Class
     2*                             0.65%           0.25%           0.17%        1.07%          0.05%            1.02%(3)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio - Class II*          0.75%           0.25%           0.07%        1.07%            --             1.07%
   Legg Mason Partners
     Variable Total Return
     Portfolio - Class II*          0.75%           0.25%           0.30%        1.30%            --             1.30%(4)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio -
     Class II*                      0.75%           0.25%           0.18%        1.18%            --             1.18%(4)
MET INVESTORS SERIES TRUST
   Oppenheimer Capital
     Appreciation Portfolio
     - Class B*                     0.59%           0.25%           0.10%        0.94%            --             0.94%(5)
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Money Market
     Portfolio - Class A            0.35%             --            0.07%        0.42%          0.01%            0.41%(6)

   Oppenheimer Global Equity
     Portfolio - Class B*           0.60%           0.25%           0.33%        1.18%            --             1.18%
PIONEER VARIABLE CONTRACTS
   TRUST
   Pioneer America Income
     VCT Portfolio - Class
     II*                            0.50%           0.25%           0.28%        1.03%            --             1.03%
   Pioneer AmPac Growth VCT
     Portfolio - Class II*          0.75%           0.25%           5.62%        6.62%          5.67%            0.95%(7)
   Pioneer Balanced VCT
     Portfolio - Class II*          0.65%           0.25%           0.29%        1.19%            --             1.19%
   Pioneer Cullen Value VCT
     Portfolio - Class II*          0.70%           0.25%           4.76%        5.71%          4.71%            1.00%(7)
   Pioneer Emerging Markets
     VCT Portfolio - Class
     II*                            1.15%           0.25%           0.59%        1.99%            --             1.99%
   Pioneer Equity Income VCT
     Portfolio - Class II*          0.65%           0.25%           0.06%        0.96%            --             0.96%
   Pioneer Equity
     Opportunity VCT
     Portfolio - Class II*          0.75%           0.25%          37.61%       38.61%          37.36%           1.25%(7)
   Pioneer Europe VCT
     Portfolio - Class II*          0.85%           0.25%           0.76%        1.86%            --             1.86%
   Pioneer Fund VCT
     Portfolio - Class II*          0.65%           0.25%           0.05%        0.95%            --             0.95%
   Pioneer Global High Yield
     VCT Portfolio - Class
     II*                            0.65%           0.25%           4.75%        5.65%          4.65%            1.00%(7)
   Pioneer Growth Shares VCT
     Portfolio - Class II*          0.70%           0.25%           0.29%        1.24%            --             1.24%
   Pioneer High Yield VCT
     Portfolio - Class II*          0.65%           0.25%           0.12%        1.02%            --             1.02%
   Pioneer International
     Value VCT Portfolio -
     Class II*                      0.85%           0.25%           0.59%        1.69%            --             1.69%
   Pioneer Mid Cap Value VCT
     Portfolio - Class II*          0.65%           0.25%           0.05%        0.95%            --             0.95%
   Pioneer Oak Ridge Large
     Cap Growth VCT
     Portfolio - Class II*          0.75%           0.25%           0.93%        1.93%          0.98%            0.95%(7)
   Pioneer Real Estate
     Shares VCT Portfolio -
     Class II*                      0.80%           0.25%           0.13%        1.18%            --             1.18%
   Pioneer Small and Mid Cap
     Growth VCT Portfolio -
     Class II*                      0.75%           0.25%           2.25%        3.25%          2.25%            1.00%(7)
   Pioneer Small Cap Value
     VCT Portfolio - Class
     II*                            0.75%           0.25%           0.39%        1.39%            --             1.39%
   Pioneer Small Company VCT
     Portfolio - Class II*          0.75%           0.25%           0.83%        1.83%            --             1.83%(8)
   Pioneer Strategic Income
     VCT Portfolio - Class
     II*                            0.65%           0.25%           0.24%        1.14%            --             1.14%
   Pioneer Value VCT
     Portfolio - Class II*          0.75%           0.25%           0.43%        1.43%          0.13%            1.30%(7)


                                                                                                                        NET TOTAL
                                                                                                                         ANNUAL
                                                                                                                       OPERATING
                                           DISTRIBUTION                            CONTRACTUAL                          EXPENSES
                                              AND/OR                  TOTAL         FEE WAIVER       NET TOTAL        INCLUDING NET
                                             SERVICE                 ANNUAL           AND/OR           ANNUAL          EXPENSES OF
                             MANAGEMENT      (12b-1)       OTHER    OPERATING        EXPENSE         OPERATING         UNDERLYING
 UNDERLYING FUND:               FREE           FEES       EXPENSES  EXPENSES       REIMBURSEMENT     EXPENSES**        PORTFOLIOS
--------------------------   ----------    ------------   --------  ---------     --------------     ----------      --------------
PIONEER VARIABLE
 CONTRACTS TRUST

Pioneer Ibbotson
 Aggressive Allocation
 VCT Portfolio - Class
 II*                            0.17%         0.25%        0.70%      1.12%           0.38%            0.74%         1.62%(7)(9)(10)
Pioneer Ibbotson Growth
 Allocation VCT
 Portfolio - Class II*          0.17%         0.25%        0.32%      0.74%             --             0.74%         1.58%(9)(10)
Pioneer Ibbotson
 Moderate Allocation
 VCT Portfolio - Class
 II*                            0.17%         0.25%        0.32%      0.74%             --             0.74%         1.54%(9)(10)


----------

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



NOTES



(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.



(2) While the maximum amount payable under the Fund's Class rule 12b-1 plan is 0.35% per year of the Fund's Class average annual net assets, the Board has set the current rate at 0.25% per year.



(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC) .



(4) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on November 1, 2005 for the Legg Mason Partners Variable Total Return Portfolio and October 1, 2005 for the Legg Mason Partners Variable Aggressive Growth Portfolio.



(5) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.00%. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.05%.



(6) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.



(7) Net Total Annual Operating Expenses reflect a contractual expense limitation in effect through May 1, 2007 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to the percentages of the average daily net assets attributable to Class II shares listed in the table below. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2007. See the statement of additional information for the Underlying Fund for details regarding the expense limitation agreement.



                                                                           CONTRACTUAL FEE
                                                                               AND/OR
                                                                               EXPENSE
VARIABLE FUNDING OPTION                                                      LIMITATION
-------------------------------------------------------------------        ---------------
Pioneer AmPac Growth VCT Portfolio.................................             0.95%
Pioneer Cullen Value VCT Portfolio.................................             1.00%
Pioneer Equity Opportunity VCT Portfolio...........................             1.25%
Pioneer Global High Yield VCT Portfolio............................             1.00%
Pioneer Oak Ridge Large Cap Growth VCT Portfolio...................             0.95%
Pioneer Small and Mid Cap Growth VCT Portfolio.....................             1.00%
Pioneer Value VCT Portfolio........................................             1.50%
Pioneer Ibbotson Aggressive Allocation VCT Portfolio...............             0.74%



(8) Pioneer Small Company VCT Portfolio is expected to merge into Pioneer Small Cap Value VCT Portfolio as of approximately May 24, 2006.



(9) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer Investment Management, Inc. ("Pioneer") and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets.



(10) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios ("underlying portfolios"). In addition to their own operating expenses, these portfolios indirectly pay a portion of the expenses incurred by the underlying portfolios. The average expense ratio of underlying portfolios below is an estimate based upon (i) Ibbotson Associates, LLC's ("Ibbotson's") initial target allocation of the portfolios' assets among underlying portfolios and (ii) the historical expense ratio of the underlying portfolios based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of this Prospectus. The actual indirect expenses incurred by a shareholder will vary based upon the portfolios' actual allocation of its assets and the actual expenses of the underlying portfolios. Certain of the underlying portfolios have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying portfolio. The average expense ratio of underlying portfolios is estimated to be 0.88% for the Pioneer Ibbotson Aggressive Allocation VCT Portfolio, 0.84% for the Pioneer Ibbotson Growth Allocation VCT Portfolio and 0.80% for the Pioneer Ibbotson Moderate Allocation VCT Portfolio, in each case based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying portfolios and (ii) the historical gross expense ratio of the underlying portfolios for their most recent fiscal year. The portfolios only invest in class shares of the underlying portfolios that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying portfolio, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying portfolios ranges from 0.57% - 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying portfolio, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying portfolios ranges from 0.57% - 1.21% of average daily net assets.



EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.



EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit for Life rider (assuming the maximum 1.50% charge applies in all Contract Years).



                                                                                      If Contract is NOT surrendered or
                                            If Contract is surrendered at the         annuitized at the end of period
                                                   end of period shown:                           shown**:
                                           -------------------------------------    -------------------------------------
                                            1          3         5          10       1          3          5         10
FUNDING OPTION                             YEAR      YEARS     YEARS       YEARS    YEAR       YEARS      YEARS     YEARS
-----------------------------------        ----      -----     -----       -----    ----       -----      -----     -----
Underlying Fund with Minimum Total
Annual Operating Expenses                   994      1639        2354       4056     394       1189       1994       4056
Underlying Fund with Maximum Total
Annual Operating Expenses                  4165      8237      101192      11394    3565       7787       9832      11394

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Pioneer AnnuiStarSM Flex Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                               MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
   DEATH BENEFIT/OPTIONAL FEATURE                     ANNUITANT ON THE CONTRACT DATE
--------------------------------------         -----------------------------------------------
Annual Step Up Death Benefit                                      80
Roll Up Death Benefit                                             75
Enhanced Stepped-Up Provision (E.S.P)                             75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-866-547-3793.


PURCHASE PAYMENTS


Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict Purchase Payments into the Fixed
Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your contract.


We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and

Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-866-547-3793 or through your financial advisor. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


FUNDING OPTION                                    INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
---------------------------------------    ----------------------------------           -----------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital Appreciation Fund      The Fund's investment objective is           A I M Advisors, Inc.
     - Series II                           growth of capital.
   AIM V.I. Mid Cap Core Equity Fund -     The Fund's investment objective is           A I M Advisors, Inc.
     Series II                             long-term growth of capital.

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST

   Franklin Rising Dividends               Seeks long-term capital appreciation,        Franklin Advisory Services, LLC
     Securities Fund - Class 2             with preservation of capital as an
                                           important consideration.

   Franklin Small-Mid Cap Growth           Seeks long-term capital growth.              Franklin Advisers, Inc.
     Securities Fund - Class 2

   Templeton Foreign Securities Fund -     Seeks long-term capital growth.              Templeton Investment Counsel, LLC
     Class 2                                                                            Subadviser: Franklin Templeton
                                                                                        Investment Management Limited
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.

   Legg Mason Partners Variable All        Seeks capital appreciation through           Salomon Brothers Asset Management
     Cap Portfolio - Class II              investments.                                 Inc

   Legg Mason Partners Variable Total      Seeks to obtain above-average income.        Salomon Brothers Asset Management
     Return Portfolio - Class II                                                        Inc

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II

   Legg Mason Partners Variable            Seeks capital appreciation.                  Salomon Brothers Asset Management
     Aggressive Growth Portfolio -                                                      Inc
     Class II

MET INVESTORS SERIES TRUST

   Oppenheimer Capital Appreciation        Seeks capital appreciation.                  Met Investors Advisory LLC
     Portfolio - Class B                                                                Subadviser: OppenheimerFunds, Inc.

METROPOLITAN SERIES FUND, INC.

   BlackRock Money Market Portfolio -      Seeks a high level of current income         MetLife Advisers, LLC
     Class A                               consistent with preservation of capital.     Subadviser: BlackRock Advisors,
                                                                                        Inc.

   Oppenheimer Global Equity Portfolio     Seeks capital appreciation.                  MetLife Advisers, LLC
     - Class B                                                                          Subadviser: OppenheimerFunds, Inc.

PIONEER VARIABLE CONTRACTS TRUST

   Pioneer America Income VCT              Seeks as high a level of current income      Pioneer Investment Management, Inc.
     Portfolio - Class II                  as is consistent with preservation of
                                           capital.

   Pioneer AmPac Growth VCT Portfolio      Seeks long term capital growth.              Pioneer Investment Management, Inc.
     - Class II                                                                         Subadviser: L. Roy Papp &
                                                                                        Associates, LLP

   Pioneer Balanced VCT Portfolio -        Seeks capital growth and current income      Pioneer Investment Management, Inc.
     Class II                              by actively managing investments in a        Subadviser: Prudential Investment
                                           diversified portfolio of equity              Management, Inc.
                                           securities.

   Pioneer Cullen Value VCT Portfolio      Seeks capital appreciation, with current     Pioneer Investment Management, Inc.
     - Class II                            income as a secondary objective.             Subadviser: Cullen Capital
                                                                                        Management, Inc.

   Pioneer Emerging Markets VCT            Seeks long-term growth of capital.           Pioneer Investment Management, Inc.
     Portfolio - Class II

   Pioneer Equity Income VCT Portfolio     Seeks current income and long-term           Pioneer Investment Management, Inc.
     - Class II                            growth of capital from a portfolio
                                           consisting primarily of income producing
                                           equity securities of U.S. corporations.

   Pioneer Equity Opportunity VCT          Seeks long-term capital growth. As a         Pioneer Investment Management, Inc.
     Portfolio - Class II                  secondary objective, the portfolio may
                                           seek income.

   Pioneer Europe VCT Portfolio -          Invests in equity securities of European     Pioneer Investment Management, Inc.
     Class II                              issuers for long-term growth of capital.

   Pioneer Fund VCT Portfolio - Class      Invests in a broad list of carefully         Pioneer Investment Management, Inc.
     II                                    selected, reasonably priced securities
                                           for reasonable income and capital growth.

   Pioneer Global High Yield VCT           Seeks to maximize total return through a     Pioneer Investment Management, Inc.
     Portfolio - Class II                  combination of income and capital
                                           appreciation.

   Pioneer Growth Shares VCT Portfolio     Invests primarily in equity securities       Pioneer Investment Management, Inc.
     - Class II                            of U.S. issuers for appreciation of
                                           capital.

   Pioneer High Yield VCT Portfolio -      Invests in below investment grade debt       Pioneer Investment Management, Inc.
     Class II                              securities and preferred stocks to
                                           maximize total return through a
                                           combination of income and capital
                                           appreciation.

   Pioneer Ibbotson Aggressive             Invests in equity securities of European     Pioneer Investment Management, Inc.
     Allocation VCT Portfolio - Class      issuers for long-term growth of capital.     Subadviser: Ibbotson Associates,
     II                                                                                 LLC

   Pioneer Ibbotson Growth Allocation      Seeks long-term capital growth and           Pioneer Investment Management, Inc.
     VCT Portfolio - Class II              current income.                              Subadviser: Ibbotson Associates,
                                                                                        LLC

   Pioneer Ibbotson Moderate               Seeks long-term capital growth and           Pioneer Investment Management, Inc.
     Allocation VCT Portfolio - Class      current income.                              Subadviser: Ibbotson Associates,
     II                                                                                 LLC

   Pioneer International Value VCT         Invests primarily in equity securities       Pioneer Investment Management, Inc.
     Portfolio - Class II                  of non-U.S. issuers for long-term growth
                                           of capital.

   Pioneer Mid Cap Value VCT Portfolio     Seeks capital appreciation by investing      Pioneer Investment Management, Inc.
     - Class II                            in a diversified portfolio of securities
                                           consisting primarily of common stocks.

   Pioneer Oak Ridge Large Cap Growth      Seeks capital appreciation.                  Pioneer Investment Management, Inc.
     VCT Portfolio - Class II                                                           Subadviser: Oak Ridge Investments,
                                                                                        LLC

   Pioneer Real Estate Shares VCT          Invests primarily in equity securities       Pioneer Investment Management, Inc.
     Portfolio - Class II                  of REITs and other real estate industry      Subadviser: AEW Management and
                                           issuers for long-term growth of capital.     Advisors, L.P.
                                           Current income is the portfolio's
                                           secondary investment objective.

   Pioneer Small and Mid Cap Growth        Seeks long term capital growth.              Pioneer Investment Management, Inc.
     VCT Portfolio - Class II                                                           Subadviser: L. Roy Papp &
                                                                                        Associates, LLP

   Pioneer Small Cap Value VCT             Seeks capital growth by investing in a       Pioneer Investment Management, Inc.
     Portfolio - Class II                  diversified portfolio of securities,
                                           consisting primarily of equity
                                           securities of small companies.

   Pioneer Small Company VCT Portfolio     Seeks capital growth by investing in a       Pioneer Investment Management, Inc.
                                           diversified portfolio of securities,
                                           consisting primarily of equity
                                           securities of small companies.

   Pioneer Strategic Income VCT            Invests in debt securities for a high        Pioneer Investment Management, Inc.
     Portfolio - Class II                  level of current income.

   Pioneer Value VCT Portfolio - Class     Seeks reasonable income and capital          Pioneer Investment Management, Inc.
     II                                    growth.



ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



UNDERLYING FUND NAME CHANGES



                    FORMER NAME                                                         NEW NAME
--------------------------------------------------                -----------------------------------------------------

GREENWICH STREET SERIES FUND                                       LEGG MASON PARTNERS VARIABLE PORTFOLIOS II

   Salomon Brothers Variable Aggressive Growth Fund                   Legg Mason Partners Variable Aggressive Growth
                                                                          Portfolio

SALOMON BROTHERS VARIABLE SERIES FUND INC                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

   All Cap Fund                                                       Legg Mason Partners Variable All Cap Portfolio
   Total Return Fund                                                  Legg Mason Partners Variable Total Return Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with and into the new Underlying Funds.

               FORMER UNDERLYING FUND                                                 NEW UNDERLYING FUND
--------------------------------------------------                 -----------------------------------------------------
--                                                                 METROPOLITAN SERIES FUND, INC.

MONEY MARKET PORTFOLIO                                                BlackRock Money Market Portfolio

PIONEER VARIABLE CONTRACTS TRUST                                   PIONEER VARIABLE CONTRACTS TRUST

   Pioneer Small Company VCT Portfolio*                               Pioneer Small Cap Value Portfolio*



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



              FORMER UNDERLYING FUND                                                NEW UNDERLYING FUND
--------------------------------------------------                 -----------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                 MET INVESTORS SERIES TRUST

   Oppenheimer Capital Appreciation Fund/VA                           Oppenheimer Capital Appreciation Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS                                 METROPOLITAN SERIES FUND, INC.

   Oppenheimer Global Securities Fund/VA                              Oppenheimer Global Equity Portfolio



 * Pioneer Small Company VCT Portfolio is expected to merge into Pioneer Small Cap Value VCT Portfolio as of approximately May 24, 2006.



                                  FIXED ACCOUNT


We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:


      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit that is paid on the first death of the Contract Owner(s) or Annuitant

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      -     administration of the annuity options available under the Contracts

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:


    YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
-----------------------------------------      -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
     0 years                  1 year                 6%
     1 year                   2 years                5%
     2 years                  3 years                4%
     3 years                  4 years                3%
     4+ years                                        0%


For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments are distributed:


      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)



      -     if a lifetime annuity payout has begun, after the first Contract
            Year



      -     under the Managed Distribution Program, or



      - if you elect Annuity Payments for a fixed period of at least five years after the first Contract Year.


Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a partial withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the withdrawal charge, from your requested withdrawal amount. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will deduct the amount of the applicable taxes and charges from your Contract Value so you can receive your full requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial Institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun, or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Annual Step-Up Death Benefit the M&E charge is equal to 1.70% annually. If you choose the Roll-Up Death Benefit the M&E charge is equal to 1.90%. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II:
0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE CHARGE



If you elect the GMWB for Life rider, a charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is 0.65% if you select the Single Life Option, or 0.80% if you select the Joint Life Option. Your current charge may increase when your benefits automatically reset, unless you notify us not to reset your benefits (see "Living Benefits-- Guaranteed Minimum Withdrawal Benefit for Life" ). The charge will never exceed 1.50%. The charge will continue until termination of the rider or Contract.You cannot cancel the rider, although the rider terminates under certain circumstances (see "Termination").


GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected (available during the annuitization phase only), there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.


We will assess the charge as a percentage of the total benefit received as follows:



   YEARS SINCE INITIAL PURCHASE PAYMENT       WITHDRAWAL CHARGE
----------------------------------------      -----------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               1 year                 6%
        1 year                2 years                5%
        2 years               3 years                4%
        3 years               4 years                3%
        4 +years                                     0%


Please refer to Payment Options for a description of this benefit

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, Oppenheimer Global Equity Portfolio, Pioneer AmPac Growth VCT Portfolio, Pioneer Emerging Markets VCT Portfolio, Pioneer Europe VCT Portfolio, Pioneer Global High Yield VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer International Value VCT Portfolio, Pioneer Small and Mid Cap Growth VCT Portfolio, Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio and Pioneer Strategic Income VCT Portfolio -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or



      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.


DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month program (we may not always offer all of these programs). The programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the business day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.


SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).


Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.



MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note: Naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of these benefits, and who will receive them. Use care when naming owners, Annuitants, and beneficiaries, and consult your agent if you have any questions.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;


      -     the death benefit will not be payable upon the Annuitant's death



      -     the Contingent Annuitant becomes the Annuitant



      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your Adjusted Purchase Payment (see below) or*

      (3)   the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80,
the death benefit will be the greatest of:    -     the Contract Value on the
                                                    Death Report Date;

                                              -     your adjusted Purchase
                                                    Payment (see below);*

                                              -     the Step-Up Value, if any,
                                                    as described below

                                              -     the Roll-Up Death Benefit
                                                    Value (as described below)

If the Annuitant dies on or after age 80,
the death benefit will be the greatest of:    -     the Contract Value on the
                                                    Death Report Date;

                                              -     your adjusted Purchase
                                                    Payment (see below) or*

                                              -     the Step-Up Value, if any,
                                                    as described below, or


                                              -     the Roll-Up Death Benefit
                                                    Value (as described below)
                                                    on the Annuitant's 80th
                                                    birthday, plus any
                                                    additional Purchase Payments
                                                    and minus any partial
                                                    surrender reductions (as
                                                    described below) that occur
                                                    after the Annuitant's 80th
                                                    birthday.



--------------
* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider. If you purchased the GMWB for Life rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described below, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB for Life rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made during the previous Contract Year

      c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made since the previous Contract Date anniversary

      c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).


** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).


PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.


For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:



      50,0000 x (10,000/55,000) = $9,090



Your new Adjusted Purchase Payment would be 50,000 - 9,090, or $40, 910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:



      50,0000 x (10,000/30,000) = $16,666



Your new Adjusted Purchase Payment would be 50,000 - 16,666, or $33,334.


STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.


For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:



      50,0000 x (10,000/55,000) = $9,090



Your new Step-Up Value would be 50,000 - 9,090, or $40, 910.



The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:



         50,0000 x (10,000/30,000) = $16,666



Your new Step-Up Value would be 50,000 - 16,666, or $33,334.


ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


      50,000 X (10,000/55,000) = $9,090



You new modified Purchase Payment would be $50,000 - $9,090 = $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


      50,000 X (10,000/30,000) = $16,666



Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.


PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS


    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                MANDATORY PAYOUT
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:                   UNLESS. . .                 RULES APPLY*
--------------------------------      ------------------------     ------------------------------------   ------------------
OWNER (WHO IS NOT THE ANNUITANT)      The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)          The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS       The surviving joint                                                  Yes
NOT THE ANNUITANT)                    owner.

NON-SPOUSAL JOINT OWNER (WHO IS       The beneficiary (ies),       Unless the beneficiary elects to        Yes
THE ANNUITANT)                        or if none, to the           continue the Contract rather than
                                      surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS THE       The surviving joint          Unless the spouse elects to             Yes
ANNUITANT)                            owner.                       continue the Contract.

SPOUSAL JOINT OWNER (WHO IS NOT       The beneficiary (ies),       Unless the spouse elects to             Yes
THE ANNUITANT)                        or if none, to the           continue the Contract
                                      surviving joint owner.
                                                                   A spouse who is not the beneficiary
                                                                   may decline to continue the Contract
                                                                   and instruct the Company to pay the
                                                                   beneficiary.

ANNUITANT (WHO IS NOT THE             The beneficiary (ies),       Unless the beneficiary elects to        Yes
CONTRACT OWNER)                       or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive a distribution.

                                                                   But, if there is a Contingent
                                                                   Annuitant, then the Contingent
                                                                   Annuitant becomes the Annuitant and
                                                                   the Contract continues in effect
                                                                   (generally using the original
                                                                   Maturity Date). The proceeds will
                                                                   then be paid upon the death of the
                                                                   Contingent Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT        See death of "owner who                                              Yes
OWNER)                                is the Annuitant" above.

ANNUITANT (WHERE OWNER IS             The beneficiary (ies),                                               Yes (Death of
NON-NATURAL ENTITY/TRUST)             or if none, to the                                                   Annuitant is
                                      Contract Owner.                                                      treated as death of
                                                                                                           the owner in these
                                                                                                           circumstances.)

CONTINGENT ANNUITANT (ASSUMING        No death proceeds are                                                N/A
ANNUITANT IS STILL ALIVE)             payable; Contract
                                      continues.

BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.

CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.


                               QUALIFIED CONTRACTS

    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                MANDATORY PAYOUT
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:                   UNLESS. . .                  RULES APPLY*
--------------------------------      ------------------------     ------------------------------------   ----------------
OWNER/ANNUITANT                       The beneficiary (ies),       Unless the beneficiary elects to              Yes
                                      or if none, to the           continue the Contract rather than
                                      Contract Owner's estate.     receive a distribution.

BENEFICIARY                           No death proceeds are                                                      N/A
                                      payable; Contract
                                      continues.

CONTINGENT BENEFICIARY                No death proceeds are                                                      N/A
                                      payable; Contract
                                      continues.


--------------
* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.



AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers four different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", "GMWB III" and "GMWB for Life" (described separately below); we may refer to any one of these as GMWB. The availability of each rider is shown below.



NAME OF RIDER:               GMWB I                           GMWB II                         GMWB III
--------------  -------------------------------    ----------------------------     ----------------------------
ALSO CALLED:               Principal                         Principal                        Principal
                           Guarantee                      Guarantee 5/10                     Guarantee 5

 AVAILABILITY:   Not available for purchase on      Available on or after March      Available on or after March
                or after March 21, 2005, unless    21, 2005 if approved in your     21, 2005 if approved in your
                GMWB II is not approved in your                state                            state
                             state


You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.


ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:



                                                                            GMWB I              GMWB II           GMWB III
                                                                          ----------          ----------         ---------
If you make your first withdrawal BEFORE the 3rd anniversary after         5% of RBB           5% of RBB         5% of RBB
you purchase GMWB:
If you make your first withdrawal AFTER the 3rd anniversary after         10% of RBB          10% of RBB         5% of RBB
you purchase GMWB:


ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:


WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III



                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      CONTRACT                                     CONTRACT
                        VALUE        RBB           AWB (5%)          VALUE             RBB              AWB (5%)
                      --------   -----------   -----------------   --------     -----------------  --------------------
VALUES AS OF
INITIAL GMWB
PURCHASE              $100,000     $100,000         $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000     $100,000         $5,000          $85,000         $100,000             $5,000


PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                 500                             $11,765             $588

GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $10,000           $10,000               $500            $10,000          $11,765             $588

VALUE IMMEDIATELY     $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
AFTER WITHDRAWAL



WITHDRAWAL EXAMPLE FOR GMWB I



                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE            RBB               AWB (5%)
                      --------    -------------------    -----------------   --------     -----------------  --------------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL

                                  [100,000 - (100,000     [5,000 - (5,000                    [100,000 -           [5,000 X
                                   x10,000/115,000)]     x91,304/100,000)]                    (100,000       (88,235/100,000)]
                                                                                          x10,000/85,000)]
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $10,000           $8,696                $435            $10,000         $11,265              $588


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:



                  -     a qualified retirement plan (Code Section 401),



                  -     a tax-sheltered annuity (Code Section 403(b)),



                  -     an individual retirement account (Code Sections 408(a)),



                  - an individual retirement annuity (Code Section 408(b)), or



                  -     a qualified deferred compensation plan (Code Section
                        457).


            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.


            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.


      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.



                                         GMWB I                           GMWB II                         GMWB III
                                         ------                           -------                         --------
Current Annual Charge                     0.40%                            0.50%                            0.25%
Maximum Annual Charge                     1.00%                            1.00%                             N/A
After a Reset


MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.


Currently, you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.



TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.


OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:


      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.



      - The total annual payment amount will equal the AWB and will never exceed your RBB, and



      - We will no longer accept subsequent Purchase Payments into the Contract.


If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.


COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III


The following chart may help you decide which version of GMWB is best for you.


                                       GMWB I                          GMWB II                         GMWB III
                           -----------------------------   -----------------------------     ----------------------------
AWB                        5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary         before 3rd anniversary
                                10% of RBB if first             10% of RBB if first
                                withdrawal after 3rd            withdrawal after 3rd
                                    anniversary                    anniversary

ANNUAL CHARGE                           0.40%                           0.50%                           0.25%

RESET                                    Yes                             Yes                              No

CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                            anniversary of GMWB purchase     anniversary of GMWB purchase

INVESTMENT RESTRICTIONS                  No                              Yes                             Yes

WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS



GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "LIVING INCOME GUARANTEE")



SUMMARY OF BENEFITS At the time your purchase the Contract, for an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit for Life, or "GMWB for Life". The GMWB for Life rider is designed to protect your investment from poor market performance. The GMWB for Life rider:



      - Guarantees a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year;



      -     Can be purchased for you alone or with your spouse;



      -     Can accommodate tax-qualified distributions from your Contract;



      - Increases in value on each anniversary if your Contract Value increases through an automatic reset feature;



      - Can provide an income until your guaranteed amount is recovered if your circumstances change before you reach the minimum age to begin lifetime income, as long as you do not withdraw more than a certain amount from your Contract each year;



      - Offers the option to receive a lump sum after a period of years in lieu of the guarantee to take periodic payments if your circumstances change.



You must continue to meet several restrictions and conditions in order to receive the benefits of the GMWB for Life rider. Withdrawals that exceed the allowable annual maximum will more rapidly decrease the guarantees under the rider. Also, to be eligible for the guarantees you are permitted to invest only in a limited number of specified Variable Funding Options. Only Purchase Payments that you make within two years of purchase are eligible for the guarantees. See below for details.



Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract. In the future we may allow Contract Owners to add the rider after purchase. You may not elect the GMWB for Life rider if you have also elected the GMWB or GMAB rider offered under this Contract. The GMWB for Life rider many not be available in all states. You may not elect the GMWB for Life rider if you have a loan outstanding, and you may not take out a loan once you elect the GMWB for Life rider. Once you purchase the GMWB for Life rider, you cannot cancel it.



In written materials other than this Prospectus, we may refer to the GMWB for Life rider using different names. These names are "Living Income Guarantee" and "Living Income Guarantee for 2". These names refer to the same GMWB for Life rider described in this Prospectus.



SINGLE LIFE OPTION OR JOINT LIFE OPTION The GMWB for Life rider is designed for use by you alone (the "Single Life Option"), or you and your spouse (the "Joint Life Option"). You must select either the Single Life Option or the Joint Life Option at the time you elect the GMWB for Life rider.



The Single Life Option is available to all Contract Owners. However, if you select the Single Life Option and your Contract is jointly owned, the age of the older joint owner will determine when you are eligible for lifetime benefits under the rider, and income is guaranteed only over the lifetime of the older joint owner.



The Joint Life Option is only available if you name your spouse as the joint owner or sole beneficiary of your Contract. Under the Joint Life Option, income is guaranteed over the joint lifetime of both you and your spouse. Under the Joint Life Option, the age of the younger spouse determines when you are eligible for lifetime benefits under the rider. This means you and your spouse will have to wait until the younger of you reaches the minimum age to qualify for the lifetime benefit.

REMAINING BENEFIT BASE ("RBB") The guarantees under the GMWB for Life rider are determined by applying an annual percentage to a base amount that we calculate called the "remaining benefit base" or "RBB."



Your initial RBB is equal to your initial Purchase Payment if you elect GMWB for Life when you purchase your Contract. If in the future we permit the rider to be added after the Contract is issued, then your initial RBB is equal to your Contract Value when you elect the rider. The RBB is not a lump sum guarantee, rather, it is used to determine the amount that we return to you through a series of payments that annually do not exceed a percentage of your RBB.



Your RBB is subject to a maximum of $5,000,000 for all deferred variable annuities issued by us to you.



LIFETIME WITHDRAWAL BENEFIT ("LWB") The annual percentage of your RBB that is available for withdrawal is called the "Lifetime Withdrawal Benefit" or "LWB. " Each year you may take withdrawals that do not exceed your LWB.



The level of your initial LWB payment depends on whether your GMWB for Life rider was issued under the Single Life Option or the Joint Life Option, and the timing of your first withdrawal from your Contract. You are eligible to receive payments under the LWB after you attain a certain age as shown below. Under the Joint Life Option, the age of the younger spouse determines eligibility. Under the Single Life Option, if your Contract is jointly owned, the age of the older joint owner determines eligibility.



                                                  MINIMUM AGE TO BE ELIGIBLE TO
                                                          RECEIVE LWB
                                                  -----------------------------
Single Life Option                                         59-1/2 years
Joint Life Option                                            65 years



Your initial LWB is calculated as a percentage of the RBB immediately before your first withdrawal:



SINGLE LIFE OPTION                                                                                              LWB
------------------                                                                                           ---------
If you make your first withdrawal BEFORE the 5th anniversary after you purchase GMWB for Life:               5% of RBB

If you make your first withdrawal ON OR AFTER the 5th anniversary, but before the 10th anniversary:          6% of RBB

If you make your first withdrawal ON OR AFTER the 10th anniversary:                                          7% of RBB

JOINT LIFE OPTION

If you make your first withdrawal BEFORE the 8th anniversary after you purchase GMWB for Life:               5% of RBB

If you make your first withdrawal ON OR AFTER the 8th anniversary, but before the 15th anniversary:          6% of RBB

If you make your first withdrawal ON OR AFTER the 15th anniversary:                                          7% of RBB



You should carefully choose when you take your first withdrawal from your Contract, because it will determine your LWB annual percentage which will not change for the life of your Contract. For example, if you take your first withdrawal before the 5th anniversary, your LWB will be 5% of RBB for the life of your Contract, and you will never qualify for a 6% or 7% of RBB.



As long as your total annual withdrawals do not exceed your LWB amount, you may continue to take your LWB payments until death, even if the aggregate payments exceed your RBB. Under the

Joint Life Option, payments cease upon the death of the last surviving spouse. Under the Single Life Option, payments cease upon your death, or the death of the older joint owner.



You may adjust the amount and frequency of payments during the year. Each year you may take your LWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your LWB without affecting your guarantee. If you choose to receive only a part of, or none of, your LWB in any given year, your LWB in any subsequent year will not be increased. In certain circumstances we may limit the frequency of LWB payments to annual, such as payments under our Managed Distribution Program, payments to a beneficiary after your death, or if your Contract Value reduces to zero (see below).



ADDITIONAL PREMIUM Additional Purchase Payments made within two years after you purchase the GMWB for Life rider will increase your RBB, which will serve to increase your LWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new LWB is equal to the LWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original LWB as shown above.



Additional Purchase Payments made more than two years after you purchase the GMWB for Life rider will not be included in your RBB, and will be excluded from the guarantees under your rider. However, additional Purchase Payments will be added to your Contract Value and would be reflected in ay reset of the RBB (see the Reset section below).



WITHDRAWALS When you make a withdrawal, your LWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase of GMWB for Life (or "GMWB for Life Anniversary"), including the current withdrawal, does not exceed your LWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.



However, if you make a withdrawal so that the total of all your withdrawals since your GMWB for Life Anniversary, including the current withdrawal, exceeds your LWB immediately prior to the current withdrawal, we will recalculate your RBB and LWB.



To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a proportional "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.



To recalculate your LWB, we reduce your LWB by a partial withdrawal reduction, which is equal to 1) the LWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by
3) the RBB immediately prior to the current withdrawal.



These recalculations magnify the effect of a withdrawal when your Contract Value is less than your RBB, as shown in the example below.



WITHDRAWAL EXAMPLES The following example is intended to illustrate the effect of withdrawals on your RBB and LWB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. Assume your initial RBB is $100,000, your age is greater than 65, and you take a withdrawal of $10,000 after your first GMWB Anniversary:



                               WITHDRAWAL EXAMPLE



                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      --------------------------------------------------     -----------------------------------------------
                      CONTRACT                                                                                 LWB (5%)
                        VALUE           RBB                    LWB (5%)       CONTRACT          RBB              VALUE
                      --------    -------------------      -------------     ---------       ----------        -------------
VALUES AS OF
INITIAL GMWB
PURCHASE              $100,000    $           100,000      $       5,000     $ 100,000       $  100,000        $       5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL AND
AFTER THE FIRST
GMWB ANNIVERSARY      $115,000    $           115,000      $       5,750     $  85,000       $  100,000        $       5,000

PARTIAL WITHDRAWAL       n/a      $            10,000      $         500        n/a          $   11,765        $         588
REDUCTION
                                  $115,000 x ($10,000      $5,750 x (1 -                     $100,000 x        $5,000 x (1 -
                                      / $115,000)           ($105,000 /                      ($10,000 /          ($88,235 /
                                                           $    115,000))                    $   85,000)       $     100,000)

GREATER OF PWR OR                 $            10,000                                        $   11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                 ($10,000 = $10,000)                                        ($11,765>
                                                                                             $   10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $ 10,000    $            10,000      $         500     $  10,000       $   11,765        $         588

VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000    $           105,000      $       5,250     $  75,000       $   88,235        $       4,412



RESET On each anniversary after you purchase the GMWB for Life rider, we will automatically reset your RBB, under our Automatic RBB Reset Program, to an amount equal to 100% of the then Contract Value. We will not automatically reset your RBB if the Contract Value on your anniversary is less than your current RBB, or, if you (or you and your spouse) are over age 85.



You may choose to opt out of the Automatic RBB Reset Program, if a reset of your RBB would cause the charge for your rider to increase. This can happen since the rate you pay for the rider will be changed to the rate in effect at the time of reset and that may be higher than the rate before the reset. We will send you advance notice if the charge for your rider would increase upon reset in order to give you the opportunity to opt out of the Automatic RBB Reset Program. In order to opt out of the Automatic RBB Reset Program, you must notify us in writing which we must receive by the 7th calendar day prior to the scheduled reset. Your rider will no longer be reset for the life of the rider unless you subsequently elect in writing to opt back into the Automatic RBB Reset Program. Your opt back in election will go into effect upon the next GMWB for Life Anniversary following the receipt of your request.



Upon reset, the LWB will be recalculated as the greater of the a) LWB prior to the reset, or b) a percentage of the Reset RBB value. The percentage will equal the percentage of the RBB (e.g. 5%) used in determining the initial LWB.



GUARANTEED PRINCIPAL OPTION If your circumstances change and you no longer want the lifetime features of the GMWB for Life rider, you may wish to opt out and receive an adjustment to your Contract Value. In this case, once you have held the rider for ten (10) years or more you will have the option each year to elect the Guaranteed Principal Option. Each year you will have a 30-day window period during which you may elect the option. You may only elect the option once, as your GMWB for Life rider will terminate when you exercise the option.



The Guaranteed Principal Option will be paid to you as a positive adjustment to your Contract Value. The adjustment is equal to (a) minus (b):



      a) Purchase Payments credited within 120 days after you purchase the GMWB for Life rider, reduced by a "Percentage Reduction in the Contract Value" attributable to any partial withdrawals taken.



            We compute the "Percentage Reduction in Contract Value" attributable to a partial withdrawal by dividing the dollar amount of the withdrawal, plus any applicable withdrawal charges, by the Contract Value immediately preceding such withdrawal. We apply the Percentage Reduction in the Contract Value as a factor equal to 1 minus the percentage reduction.



      b) Your Contract Value on the GMWB Anniversary immediately preceding exercise of the Guaranteed Principal Option.



For example, assume you make a single Purchase Payment of $100,000 and elect the GMWB for Life rider. Also assume that you make no withdrawals, and that ten years later your Contract Value has declined to $80,000. If you elect to receive the Guaranteed Principal Option, we will apply $20,000 to your Contract Value to restore it to $100,000.



To exercise the Guaranteed Principal Option you must notify us in writing within 30 days following any anniversary of your purchase of the GMWB for Life rider, on or after the tenth (10th) anniversary of your purchase of the rider. We will adjust your Contract Value at the end of the 30-day window period.



The adjustment will be added to each Variable Funding Option in the ratio that the Contract Value in such Variable Funding Option bears to the total Contract Value in all Variable Funding Options. The adjustment will never be less than zero.



If you exercise the Guaranteed Principal Option, the GMWB for Life rider will terminate on the date the adjustment is added to your Contract Value.



Only Purchase Payments made within 120 days after you purchase the GMWB for Life rider are taken into consideration in determining the amount paid under the Guaranteed Principal Option. If you anticipate making Purchase Payments after the 120-day period, you should understand that such payments will not increase the amount paid under the Guaranteed Principal Option. However, Purchase Payments credited after 120 days are added to your Contract Value and will impact whether or not any benefit is due. Therefore, GMWB for Life may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMWB for Life rider for this feature.



REQUIRED ALLOCATION OF YOUR CONTRACT VALUE AND PREMIUM PAYMENTS If you elect the GMWB for Life rider, you will be required to invest in a limited number of specific Variable Funding Options, and you will be foreclosed from investing in all the other Variable Funding Options that would otherwise be available to you while the rider is in effect. In addition, you may not allocate any portion of your Contract Value or Premium Payments to the Fixed Account.



You will be required to allocate 100% of your Contract Value or Purchase Payments to one or more of the following Variable Funding Options. Some of these Variable Funding Options invest in mutual funds that invest in other mutual funds, also known as "funds of funds." Please see the section in this Prospectus entitled "Variable Funding Options" for a description of the investment objectives of these Variable Funding Options, as well as the section entitled "FEE TABLE" for the charges associated with the Variable Funding Options.

PERMITTED VARIABLE FUNDING OPTIONS:



            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.



               Legg Mason Partners Variable Total Return Portfolio



            METROPOLITAN SERIES FUND, INC.



               Black Rock Money Market Portfolio



            PIONEER VARIABLE CONTRACTS TRUST



               Pioneer Ibbotson Growth Allocation VCT Portfolio



               Pioneer Ibbotson Moderate Allocation VCT Portfolio



               Pioneer America Income VCT Portfolio



               Pioneer Global High Yield VCT Portfolio



               Pioneer Strategic Income VCT Portfolio



               Pioneer High Yield VCT Portfolio



               Pioneer Balanced VCT Portfolio



We will reject any request by you to transfer Contract Value or allocate Purchase Payments to a Variable Funding Option other than the permitted Variable Funding Options listed above. You will be required to re-submit your request to comply with the above restrictions. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the above restrictions.



We may make additions to or deletions from the list of permitted Variable Funding Options.



GMWB FOR LIFE CHARGE The charge for your GMWB for Life rider depends on whether you purchase the Single Life Option or the Joint Life Option. The charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is shown below. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" above). The charge may increase to the charge applicable to current Contract purchases at the time of reset but will never exceed 1.50%.



                                                               CURRENT CHARGE
                                                               --------------
GMWB for Life (Single Life Option)                                  0.65%
GMWB for Life (Joint Life Option)                                   0.80%



ANNUAL WITHDRAWAL BENEFIT ("AWB") If your circumstances change, you may wish to take guaranteed withdrawals even though you have not yet reached the minimum age to be eligible for lifetime payments under LWB. In this case, you can take an "Annual Withdrawal Benefit" or "AWB" which allows you to withdraw an amount each year until your RBB is depleted. AWB payments are not guaranteed for life.



The level of your AWB is determined in the same manner as the level of your LWB as described in the above section entitled "Lifetime Withdrawal Benefit ("LWB")", except that there is no minimum age to be eligible to receive AWB payments. Additional Premium Payments affect your AWB in the same manner as they do the LWB as described in the "Additional Premium Payments" section above. The reset of your RBB will affect your AWB in the same manner as it affects the LWB as described in the "Reset" section above.



Withdrawals affect your AWB in the same manner as your LWB as described in the "Withdrawals" section above, with the following exception. If you begin taking AWB withdrawals before you reach the minimum age to qualify for payments under LWB, when you reach the minimum age any withdrawals in excess of your LWB amount will subject your LWB and RBB to a partial withdrawal reduction, even if your withdrawal does not exceed your AWB. This could serve to decrease the amount of your future monthly payments under LWB, and the length of the time period during which you may continue to take payments under AWB.



SHOULD I TAKE WITHDRAWALS UNDER LWB OR AWB? The GMWB for Life rider works best, and is designed, for the Contract Owner who can wait until the minimum age is attained to qualify for LWB payments. If you take your first withdrawal after you have reached the minimum age to qualify for LWB payments, payments under AWB or LWB are equal and the same. However, if you take your first withdrawal before you have reached the minimum age to qualify for LWB payments, the AWB or LWB payments available to you when you reach the minimum age may not be equal.



AWB is designed for the Contract Owner who has undergone a change in circumstances and wants to take withdrawals before reaching the minimum age to qualify for LWB payments.



If you choose to take AWB payments before you qualify for LWB payments, you should consider that the charges for the GMWB for Life rider are designed to support LWB payments for life, and that you may be paying a higher charge without receiving the full benefit.



IF YOU CONTINUE TO MAKE WITHDRAWALS IN EXCESS OF THE LWB ONCE THE MINIMUM AGE TO QUALIFY FOR LWB HAS BEEN REACHED, YOU MAY EVENTUALLY LOSE ANY BENEFIT UNDER LWB.



Whether you choose to access your money using the LWB, AWB, or Guaranteed Principal Option depends on your individual financial circumstances and the performance of your Contract. You should consult with your financial adviser to determine which method is best for you.



TAX-QUALIFIED DISTRIBUTION PROGRAMS Subject to certain limitations and restrictions, your LWB and AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, but will not affect the LWB or AWB. The following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:



      1) distributions relating to this Contract intended to satisfy the required minimum distribution rules under Section 401(a)(9) of the Code and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code Section 403(b)), an individual retirement annuity (Code Section 408(b)), or an eligible deferred compensation plan (Code Section 457(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation
            Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate, or as otherwise required to be calculated under the Code and the regulations thereunder;



      2) distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a non-qualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life, or over a period no longer than the remaining life expectancy, of a designated beneficiary relating to this Contract;



      3) distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of such participant and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract; or



      4) distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from non-qualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract.



You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB for Life rider, however your RBB, LWB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB for Life Anniversary, and you may only make the change during the 30-day period after your GMWB for Life Anniversary. At the time you purchase GMWB for Life, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB for Life Anniversary.



You are advised to take your required distributions prior to purchasing GMWB for Life in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB for Life, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.



ANY WITHDRAWALS OUTSIDE THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB for Life (a "GMWB for Life Year"). If during any GMWB for Life Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB for Life rider, however for the remainder of the GMWB for Life Year your RBB, LWB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.



DISTRIBUTIONS UNDER THE TAX-QUALIFIED DISTRIBUTION PROGRAM WILL BE DETERMINED AS IF YOUR CONTRACT UNDER WHICH YOUR GMWB FOR LIFE RIDER WAS ISSUED WERE THE ONLY CONTRACT SUBJECT TO THE ABOVE TAX RULES.



TERMINATION Once you purchase the GMWB for Life rider, you cannot cancel it. However, the rider will automatically terminate when:



      - you make a full withdrawal of your Contract Value (outside the program);



      -     you apply all of your Contract Value to an Annuity Option;



      - the Contract Owner dies and a death benefit under your Contract becomes payable, unless the Contract is continued by the beneficiary;



      - the Annuitant dies and the Annuitant is not the person whose life is used to determine guaranteed payments;

      - you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option;



      -     you opt to take the Guaranteed Principal Option; or



      -     you terminate your Contract.



Charges for the rider cease upon termination.



OTHER INFORMATION You should also consider the following before you purchase the GMWB for Life rider:



      - The charge for the GMWB for Life rider continues for the life of the rider, even if you never need nor exercise the guarantees under the rider.



      - Withdrawals that are greater than your LWB or AWB will erode your guarantee by serving to more rapidly deplete your RBB.



      - The GMWB for Life rider is not transferable; if you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option, the rider terminates automatically.



      - If you only plan to take AWB, or take the Guaranteed Principal Option, you should consider the higher cost of the GMWB for Life rider which is designed to support payments for life under LWB.



      - If you continue to take AWB once eligible for LWB, you may eventually lose any benefit under LWB.



EFFECT ON THE DEATH BENEFIT The GMWB for Life rider terminates when a death benefit under your Contract becomes payable, except in certain circumstances when the beneficiary may continue the Contract along with the GMWB for Life rider (see "Contract Continuation by Beneficiary" and "Contract Value Reduces to Zero" below).



However, if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described in the "Death Benefit" section, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.



If the Annuitant dies before the Contract Owner(s), then the GMWB for Life rider will terminate and the beneficiary cannot continue the rider.



Under the Joint Life Option, if the spousal beneficiary predeceases the Contract Owner, the rider continues and no death benefit is paid out; the Contract Owner may then name a new beneficiary for the purposes of the death benefit provisions under the Contract, but not for purposes of the GMWB for Life rider.



Notwithstanding anything in the GMWB for Life rider to the contrary:



      a) In order to comply with section 72(s) of the Code, if the GMWB for Life rider is purchased with respect to a non-qualified annuity contract, any death benefit paid out under the terms of the GMWB for Life rider to a non-spousal Beneficiary upon the death of the owner (or to a payee other than the spouse of the Annuitant on the death of the Annuitant, where the Contract is owned by a non-natural person) (including payments made under the "Contract Continuation by the Beneficiary" provision, "Contract Value Reset to Zero" provision, and any other payments of the AWB and RBB otherwise made after a death) will be paid out in non-increasing annual installments over a period no longer than the remaining single life expectancy of the Beneficiary under the appropriate IRS life expectancy table under Code Section 72 and the regulation thereunder or as otherwise provided under the tax law for non-qualified annuities and under Code Section 72(s). Such payments must begin within 12 months of the date of death in all cases.

      b) Where the Beneficiary or other payee under paragraph (a) is not a natural person, such period may not extend beyond the fifth anniversary of the date of the death.



      c) If the GMWB for Life rider is issued under a Qualified Contract and the death occurs on or after the Required Beginning Date of distributions to the participant under Code Section 401(a)(9), the period for the payments described in paragraph (a) above may not exceed the longer of: (i) the Beneficiary's or other payee's remaining life expectancy or (ii) the deceased Annuitant's remaining life expectancy in the year of his or her death, reduced by one for each calendar year thereafter.



      d) Where under other sections of the GMWB for Life rider, any payment described in this section ("Effect on Death Benefits") is payable over a shorter period of time, required to begin at an earlier date, or would otherwise be paid more rapidly than under this section ("Effect on Death Benefit"), then such payment will be made under the terms of such other provision.



If annual payments must exceed the AWB in order to comply with these requirements, then these payments will not result in a Partial Withdrawal Reduction to the RBB and AWB as described in the RBB and AWB sections of the GMWB for Life rider. Each withdrawal will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.



You should consult with your tax advisor prior to purchasing a variable annuity contract and optional rider such as the GMWB for Life rider.



CONTRACT CONTINUATION BY THE BENEFICIARY Under the Joint Life Option, if the spousal beneficiary elects to continue the Contract instead of receiving the death benefit, the GMWB for Life rider will also continue for the benefit of the spouse. Upon the death of the spouse, the LWB will terminate. However, if there are any remaining AWB payments, such payments may be continued by a surviving beneficiary instead of receiving a death benefit. In such case payments will be made annually on the next rider anniversary, no further resets will be made of the RBB, and the RBB will be reduced by the amount of each payment. Upon the death of such beneficiary, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.



Under the Single Life Option, the LWB terminates when a death benefit becomes payable under the Contract, regardless of whether the Contract is continued by a beneficiary. If a non-spousal beneficiary continues the Contract, even under the Joint Life Option, the LWB terminates. However, if there are any remaining AWB payments, such payments may also be continued by a surviving beneficiary as described in the preceding paragraph.



Payments made under the Continuation by the Beneficiary provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner (or upon the death of the Annuitant where the owner is not a natural person), the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.



For riders issued under a Qualified Contract, the payments under the Continuation by the Beneficiary provision of the GMWB for Life rider must be paid out at regular intervals in non-increasing annual payments made over a period no longer than that permitted under Code Section 401(a)(9) and the regulations thereunder.



Payments to the Beneficiary or to the owner's estate on the death of the owner, or payments to the Beneficiary's estate (or to the successor beneficiary) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.



CONTRACT VALUE REDUCES TO ZERO If your Contract Value reduces to zero for reasons other than you making 1) a withdrawal that exceeds your AWB or LWB or 2) a full withdrawal of your Contract Value, and the minimum age has already been reached to be eligible to receive LWB payments, then we will automatically begin paying you annual payments equal to the LWB as long as you (or you or your spouse under the Joint Life Option) are alive unless you elect to receive annual payments equal to the AWB as set forth below. Payments will be made once a year on each rider effective date anniversary starting with the next anniversary. Each payment will reduce the RBB by the amount of the payment. Alternatively, you have the option to elect in writing to instead receive annual payments equal to the current AWB, as of the date your written election is received in good order at our Home Office, until the RBB is depleted. Upon such election, we will begin paying you the AWB starting on the next rider effective date anniversary following the date your written election is received in good order in our Home Office.



If the minimum age to be eligible for LWB payments has not yet been reached, and the RBB is greater than zero, we will automatically begin paying you annual payments equal to the AWB until the RBB is depleted. All other rights under your Contract cease, we will no longer accept subsequent Purchase Payments and no future resets will be allowed. All other optional endorsements are terminated without value.



Upon your death (or your or your spouse's death under the Joint Life Option), your Beneficiary(s) will receive the following:



      1) Under the Single Life Option, the LWB will be set to $0.00 and the beneficiary(s) will receive annual payments equal to the current AWB until the RBB is depleted. No other death benefit or Enhanced Stepped-Up Provision (if any) will be paid if the RBB is already equal to zero upon the owner's death. The death benefit under the Contract is cancelled. Upon the beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.



      2) Under the Joint Life Option, the terms of the rider continue and we will continue to your spouse annual payments equal to either the LWB or AWB according to your election prior to your death and the terms described above. The death benefit under the Contract is cancelled. Upon the spouse's death, the LWB will be set to $0.00 and the spousal beneficiary's estate or Beneficiary, as applicable, will receive annual payments equal to the current AWB until the RBB is depleted. Upon that beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.



      3) Payments made under the "Contract value reduces to Zero" provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner, the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.



      4) For riders issued under a Contract that is issued to an Individual Retirement Account under Code Section 408(a), an Individual Retirement Annuity under Code Section 408(b), a Roth IRA annuity under Code Section 408A, a SIMPLE IRA annuity under Code Section 408(p) or any other annuity under an employer's retirement plan that is subject to the required minimum distribution rules under Code
            Section 401(a)(9), including the after-death distribution rules under Code Section 401(a)(9)(B) ("Qualified Contracts"), The payments under this provision of the GMWB for Life rider will be adjusted as required to be paid out in a non-increasing annual payments over a period no longer than permitted under Code Section 401(a)(9).



Payments to the Beneficiary (or to the owner's estate on the death of the owner), or payments to the successor beneficiary (or to the Beneficiary's estate) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB" OR "ACCUMULATION ADVANTAGE")


We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.


Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected a GMWB Rider offered under the Contract.


BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


      - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase

            Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.



      - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.


Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                   INCREASING CONTRACT VALUE                            DECLINING CONTRACT VALUE
                          ---------------------------------------------    --------------------------------------------------
                                             BASE                                                 BASE
                          CONTRACT       CALCULATION                                          CALCULATION
                            VALUE           AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
                          --------       -----------     --------------    --------------     ------------     --------------
VALUE AS OF GMAB
RIDER EFFECTIVE DATE      $100,000       $   100,000     Not Applicable    $      100,000     $   100,000      Not Applicable

VALUE AS OF RIDER
MATURITY DATE             $115,000       $   100,000     $      100,000    $       85,000     $   100,000      $      100,000

AMOUNT APPLIED TO
CONTRACT VALUE DUE TO
GMAB RIDER                               $       0(1)                                         $    15,000(2)

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT

                          ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS         ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                          ---------------------------------------------        --------------------------------------------
                                                               BASE                                                BASE
                          CONTRACT         PURCHASE         CALCULATION                            PURCHASE     CALCULATION
                            VALUE           PAYMENT           AMOUNT           CONTRACT VALUE       PAYMENT       AMOUNT
                          --------      --------------      -----------        --------------   --------------  -----------
VALUE AS OF GMAB
RIDER EFFECTIVE DATE      $100,000      $      100,000      $   100,000        $      100,000   $      100,000  $   100,000

VALUE BEFORE
ADDITIONAL PURCHASE
PAYMENT                   $120,000      Not Applicable      $   100,000        $      120,000   Not Applicable  $   100,000

VALUE AFTER
ADDITIONAL PURCHASE
PAYMENT                   $130,000      $       10,000      $   110,000        $      130,000   $       10,000  $   100,000

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

       EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT

                                                            ASSUMING INCREASING CONTRACT VALUE
                              -----------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER    REDUCTION TO BASE
                               VALUE             AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
                              --------      ----------------    ------------------    -----------------    ------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY
PRIOR TO PARTIAL
WITHDRAWAL                    $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $ 90,000          $       10,000        $        8,696      $        10,000

                                                             ASSUMING DECLINING CONTRACT VALUE
                              -----------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
                              --------      ----------------    ------------------    -----------------    ------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY
PRIOR TO PARTIAL
WITHDRAWAL                    $ 85,000          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $ 75,000          $ 88,235          $       10,000        $       11,765       $       11,765

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.


      - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.

      - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.


Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.


Below is a list of the Class B Subaccounts that are currently offered under the Contract. The remaining Subaccounts are classified as Class A.



                              CLASS B SUBACCOUNTS/
                                UNDERLYING FUNDS
METROPOLITAN SERIES FUND, INC.
      Money Market Portfolio
PIONEER VARIABLE CONTRACTS TRUST
      Pioneer America Income VCT Portfolio
      Pioneer Global High Yield VCT Portfolio
      Pioneer High Yield VCT Portfolio
      Pioneer Strategic Income VCT Portfolio


GMAB RIDER LIQUIDITY OPTION


During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.



This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.


CANCELLATION OF THE GMAB RIDER


You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.



GMAB Rider Exchange Option - If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

      Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

- Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

- If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

- Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

- If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your a net investment rate of 3.0% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum

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periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected (see Variable Liquidity Benefit below).

Option 6 -- Other Annuity Options - We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                       MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full;

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during the remainder of the right to return period, we will refund the Contract
Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

                             THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. References to "Separate Account" refer either to Separate Account Nine or Separate Account Ten, depending on the issuer of the Contract. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Accounts, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

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All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.


Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.


In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.


                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

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GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings


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


and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


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Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and the spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an


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annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.


If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATION (if available with your Contract): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



                                OTHER INFORMATION



THE INSURANCE COMPANIES



Please refer to your Contract to determine which Company issued your Contract.



MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS



The financial statements for the Company and the Separate Account are located in the Statement of Additional Information.



DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS



DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the Statement of Additional Information--"DISTRIBUTION AND

PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received additional compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC, Met Investors Advisory LLC and Pioneer Investment Management, Inc. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION



           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------

   Money Market Portfolio (3/02)                               2005        0.977           0.987             697,307
                                                               2004        0.986           0.977             810,036
                                                               2003        0.996           0.986             146,533
                                                               2002        1.000           0.996             503,034

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.077           1.148             311,523
                                                               2004        1.032           1.077             184,576
                                                               2003        1.000           1.032                   -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.163           1.225              63,045
                                                               2004        1.043           1.163              50,867
                                                               2003        1.000           1.043                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.125           1.143             613,332
                                                               2004        1.033           1.125             283,469
                                                               2003        1.000           1.033                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.267           1.303             828,548
                                                               2004        1.158           1.267             703,458
                                                               2003        0.859           1.158             247,570
                                                               2002        1.228           0.859              73,361
                                                               2001        1.000           1.228                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.369           1.481            1,323,471
                                                               2004        1.177           1.369              672,403
                                                               2003        0.907           1.177              254,384
                                                               2002        1.134           0.907              136,180
                                                               2001        1.000           1.134                    -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (11/03)                                     2005        1.128           1.215              373,581
                                                               2004        1.057           1.128              232,001
                                                               2003        1.000           1.057                    -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.101           1.134              483,869
                                                               2004        1.052           1.101              345,115
                                                               2003        1.000           1.052                    -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2005        1.261           1.412              514,105
                                                               2004        1.080           1.261              255,642
                                                               2003        1.000           1.080                    -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (3/04)       2005        0.999           0.993                  462
                                                               2004        1.000           0.999                    -

   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.014           1.013              482,425
                                                               2004        1.002           1.014              339,787
                                                               2003        1.000           1.002                    -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.061           1.080              218,844
                                                               2004        1.033           1.061              126,383
                                                               2003        1.000           1.033                    -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000           1.000                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Pioneer Cullen Value VCT Portfolio - Class II               2005        1.000           1.099              95,526
   Shares (3/05)

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.311           1.771              32,531
                                                               2004        1.125           1.311               5,170
                                                               2003        1.000           1.125                   -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.212           1.255             456,853
                                                               2004        1.064           1.212             213,388
                                                               2003        1.000           1.064                   -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (8/05)                                               2005        1.000           0.999               1,630

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2005        1.270           1.344              20,166
                                                               2004        1.094           1.270               7,246
                                                               2003        1.000           1.094                   -

   Pioneer Fund VCT Portfolio - Class II Shares (11/03)        2005        1.147           1.193              35,851
                                                               2004        1.053           1.147              34,036
                                                               2003        1.000           1.053                   -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (4/05)                                               2005        1.000           1.045             233,120

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.075           1.089              26,122
                                                               2004        1.030           1.075              26,797
                                                               2003        1.000           1.030                   -

   Pioneer High Yield VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.084           1.082             674,991
                                                               2004        1.025           1.084             431,399
                                                               2003        1.000           1.025                   -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (5/05)                                      2005        1.000           1.086              16,812

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Pioneer Ibbotson Growth Allocation VCT Portfolio -          2005        1.000           1.070                   -
   Class II Shares (5/05)

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (7/05)                                      2005        1.003           1.049                   -

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.270           1.437             148,345
                                                               2004        1.093           1.270             121,874
                                                               2003        1.000           1.093                   -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.257           1.328             440,871
                                                               2004        1.051           1.257             203,225
                                                               2003        1.000           1.051                   -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2005        1.093           1.161             164,716
                                                               2004        1.000           1.093              10,877

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.388           1.565              98,701
                                                               2004        1.044           1.388              50,021
                                                               2003        1.000           1.044                   -

   Pioneer Small and Mid Cap Growth VCT Portfolio -
   Class II (3/04)                                             2005        1.071           1.100              17,942
                                                               2004        1.000           1.071              11,558

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.250           1.363             134,394
                                                               2004        1.062           1.250               8,762
                                                               2003        1.000           1.062                   -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.154           1.152              14,718
                                                               2004        1.038           1.154               5,951
                                                               2003        1.000           1.038                   -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.105           1.112             678,216
                                                               2004        1.024           1.105             177,857
                                                               2003        1.000           1.024                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.161           1.193             111,712
                                                               2004        1.062           1.161              92,827
                                                               2003        1.000           1.062                   -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (5/05)    2005        1.000           1.067                 587

   Total Return Fund - Class II (11/03)                        2005        1.106           1.118              95,435
                                                               2004        1.038           1.106              21,743
                                                               2003        1.000           1.038                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.75%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Money Market Portfolio (3/02)                               2005        0.992           0.993              12,874
                                                               2004        1.000           0.992                   -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.052           1.112                   -
                                                               2004        1.000           1.052                   -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.063           1.109                   -
                                                               2004        1.000           1.063                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.070           1.077                   -
                                                               2004        1.000           1.070                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.083           1.104                   -
                                                               2004        1.000           1.083                   -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.154           1.236               9,241
                                                               2004        1.000           1.154                   -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (11/03)                                     2005        1.050           1.121                   -
                                                               2004        1.000           1.050                   -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.045           1.066                   -
                                                               2004        1.000           1.045                   -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2005        1.166           1.295                   -
                                                               2004        1.000           1.166                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (3/04)       2005        0.990           0.975                -
                                                               2004        1.000           0.990                -

   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.030           1.020                -
                                                               2004        1.000           1.030                -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.024           1.033                -
                                                               2004        1.000           1.024                -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000           1.000                -

   Pioneer Cullen Value VCT Portfolio - Class II
   Shares (3/05)                                               2005        1.000           1.092                -

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.293           1.731                -
                                                               2004        1.000           1.293                -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.123           1.153                -
                                                               2004        1.000           1.123                -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (8/05)                                               2005        1.000           0.996                -

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2005        1.175           1.233                -
                                                               2004        1.000           1.175                -

   Pioneer Fund VCT Portfolio - Class II Shares (11/03)        2005        1.088           1.121                -
                                                               2004        1.000           1.088                -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (4/05)                                               2005        1.000           1.039                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.079           1.083                 -
                                                               2004        1.000           1.079                 -

   Pioneer High Yield VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.083           1.071                 -
                                                               2004        1.000           1.083                 -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (5/05)                                      2005        1.000           1.080                 -

   Pioneer Ibbotson Growth Allocation VCT Portfolio -
   Class II Shares (5/05)                                      2005        1.000           1.065                 -

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (7/05)                                      2005        1.003           1.044                 -

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.168           1.309                 -
                                                               2004        1.000           1.168                 -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.141           1.195                 -
                                                               2004        1.000           1.141                 -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (3/04)                                      2005        1.068           1.124                 -
                                                               2004        1.000           1.068                 -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.305           1.459                 -
                                                               2004        1.000           1.305                 -

   Pioneer Small and Mid Cap Growth VCT Portfolio -
   Class II (3/04)                                             2005        1.008           1.026                 -
                                                               2004        1.000           1.008                 -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.151           1.245                 -
                                                               2004        1.000           1.151                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.106           1.093                 -
                                                               2004        1.000           1.106                 -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.096           1.093                 -
                                                               2004        1.000           1.096                 -

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.084           1.104                 -
                                                               2004        1.000           1.084                 -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (5/05)    2005        1.000           1.061                 -

   Total Return Fund - Class II (11/03)                        2005        1.051           1.053                 -
                                                               2004        1.000           1.051                 -


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 08/05: Pioneer Papp Small and Mid Cap Growth VCT portfolio - Class II Shares changed its name to Pioneer Small and Mid Cap Growth VCT -Class II shares.



Effective 08/05: Pioneer Papp America - Pacific Rim Fund VCT -Class II Shares changed its name to Pioneer AmPac Growth VCT Portfolio - Class II Shares.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Money Market Portfolio (5/02)                               2005        0.977           0.987             150,830
                                                               2004        0.986           0.977             673,304
                                                               2003        0.996           0.986             855,860
                                                               2002        0.999           0.996             802,446

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.077           1.148              77,021
                                                               2004        1.032           1.077              47,287
                                                               2003        1.000           1.032                   -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.163           1.225              21,026
                                                               2004        1.043           1.163              15,653
                                                               2003        1.000           1.043                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.125           1.143             100,659
                                                               2004        1.033           1.125              46,550
                                                               2003        1.000           1.033                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.267           1.303             683,312
                                                               2004        1.158           1.267             909,411
                                                               2003        0.859           1.158             907,594
                                                               2002        1.228           0.859             479,572
                                                               2001        1.000           1.228              19,240

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2005        1.369           1.481            2,258,919
                                                               2004        1.177           1.369            1,963,706
                                                               2003        0.907           1.177            1,293,188
                                                               2002        1.134           0.907              589,742
                                                               2001        1.000           1.134               29,133

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (12/03)                                     2005        1.128           1.215               58,534
                                                               2004        1.057           1.128               36,753
                                                               2003        1.000           1.057                    -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.101           1.134                6,481
                                                               2004        1.052           1.101                  257
                                                               2003        1.000           1.052                    -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2005        1.261           1.412               66,606
                                                               2004        1.080           1.261               34,230
                                                               2003        1.000           1.080                    -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (1/70)       2005        0.999           0.993                    -
                                                               2004        1.000           0.999                    -

   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.014           1.013               98,883
                                                               2004        1.002           1.014              104,018
                                                               2003        1.000           1.002                    -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.061           1.080               26,998
                                                               2004        1.033           1.061                9,421
                                                               2003        1.000           1.033                    -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000           1.000                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Pioneer Cullen Value VCT Portfolio - Class II               2005        0.990           1.099                   -
   Shares (4/05)

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.311           1.771               2,693
                                                               2004        1.125           1.311               2,258
                                                               2003        1.000           1.125                   -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.212           1.255             112,338
                                                               2004        1.064           1.212              46,366
                                                               2003        1.000           1.064                   -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (1/70)                                               2005        1.000           0.999                   -

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2005        1.270           1.344              14,289
                                                               2004        1.094           1.270              14,289
                                                               2003        1.000           1.094                   -

   Pioneer Fund VCT Portfolio - Class II Shares (12/03)        2005        1.147           1.193              67,099
                                                               2004        1.053           1.147              60,415
                                                               2003        1.000           1.053                   -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (6/05)                                               2005        1.011           1.045               4,870

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.075           1.089                   -
                                                               2004        1.030           1.075                   -
                                                               2003        1.000           1.030                   -

   Pioneer High Yield VCT Portfolio - Class II
   Shares (12/03)                                              2005        1.084           1.082             360,478
                                                               2004        1.025           1.084             234,397
                                                               2003        1.000           1.025                   -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (8/05)                                      2005        1.057           1.086                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Pioneer Ibbotson Growth Allocation VCT Portfolio -          2005        1.036           1.070                   -
   Class II Shares (8/05)

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (6/05)                                      2005        1.000           1.049              50,495

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.270           1.437                   -
                                                               2004        1.093           1.270                   -
                                                               2003        1.000           1.093                   -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.257           1.328              46,642
                                                               2004        1.051           1.257              10,917
                                                               2003        1.000           1.051                   -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2005        1.093           1.161             115,364
                                                               2004        1.039           1.093              17,469

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.388           1.565              61,693
                                                               2004        1.044           1.388              26,252
                                                               2003        1.000           1.044                   -

   Pioneer Small and Mid Cap Growth VCT Portfolio -
   Class II (5/04)                                             2005        1.071           1.100              40,971
                                                               2004        1.041           1.071                   -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.250           1.363              30,867
                                                               2004        1.062           1.250               4,495
                                                               2003        1.000           1.062                   -

   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.154           1.152              24,585
                                                               2004        1.038           1.154               8,427
                                                               2003        1.000           1.038                   -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.105           1.112             210,034
                                                               2004        1.024           1.105             122,491
                                                               2003        1.000           1.024                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.161           1.193              15,707
                                                               2004        1.062           1.161              19,453
                                                               2003        1.000           1.062                   -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (6/05)    2005        1.026           1.067                   -

   Total Return Fund - Class II (12/03)                        2005        1.106           1.118              53,918
                                                               2004        1.038           1.106              47,717
                                                               2003        1.000           1.038                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.75%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Money Market Portfolio (5/02)                               2005        0.992           0.993              5,333
                                                               2004        1.000           0.992                  -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.052           1.112                  -
                                                               2004        1.000           1.052                  -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.063           1.109                  -
                                                               2004        1.000           1.063                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.070           1.077                  -
                                                               2004        1.000           1.070                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.083           1.104              1,686
                                                               2004        1.000           1.083                  -

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2005        1.154           1.236                  -
                                                               2004        1.000           1.154                  -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (12/03)                                     2005        1.050           1.121                  -
                                                               2004        1.000           1.050                  -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.045           1.066                  -
                                                               2004        1.000           1.045                  -

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2005        1.166           1.295                  -
                                                               2004        1.000           1.166                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (1/70)       2005        0.990           0.975                  -
                                                               2004        1.000           0.990                  -

   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.030           1.020              8,535
                                                               2004        1.000           1.030                  -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.024           1.033                  -
                                                               2004        1.000           1.024                  -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000           1.000                  -

   Pioneer Cullen Value VCT Portfolio - Class II
   Shares (4/05)                                               2005        0.990           1.092              1,708

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.293           1.731              1,311
                                                               2004        1.000           1.293                  -

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.123           1.153                  -
                                                               2004        1.000           1.123                  -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (1/70)                                               2005        1.000           0.996                  -

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2005        1.175           1.233                  -
                                                               2004        1.000           1.175                  -

   Pioneer Fund VCT Portfolio - Class II Shares (12/03)        2005        1.088           1.121                  -
                                                               2004        1.000           1.088                  -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (6/05)                                               2005        1.010           1.039              8,716

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.079           1.083                  -
                                                               2004        1.000           1.079                  -

   Pioneer High Yield VCT Portfolio - Class II
   Shares (12/03)                                              2005        1.083           1.071                  -
                                                               2004        1.000           1.083                  -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (8/05)                                      2005        1.055           1.080                  -

   Pioneer Ibbotson Growth Allocation VCT Portfolio -
   Class II Shares (8/05)                                      2005        1.033           1.065             35,696

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (6/05)                                      2005        1.000           1.044             24,183

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.168           1.309              1,584
                                                               2004        1.000           1.168                  -

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.141           1.195              1,489
                                                               2004        1.000           1.141                  -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2005        1.068           1.124              1,664
                                                               2004        1.000           1.068                  -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.305           1.459                  -
                                                               2004        1.000           1.305                  -

   Pioneer Small and Mid Cap Growth VCT Portfolio -
   Class II (5/04)                                             2005        1.008           1.026                  -
                                                               2004        1.000           1.008                  -

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.151           1.245                  -
                                                               2004        1.000           1.151                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.106           1.093                  -
                                                               2004        1.000           1.106                  -

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.096           1.093              8,066
                                                               2004        1.000           1.096                  -

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.084           1.104                  -
                                                               2004        1.000           1.084                  -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (6/05)    2005        1.025           1.061              1,716

   Total Return Fund - Class II (12/03)                        2005        1.051           1.053                  -
                                                               2004        1.000           1.051                  -


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.


"Number of Units Outstanding at End of Year" may include units for Contracts Owners payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.


Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 08/05: Pioneer Papp Small and Mid Cap Growth VCT Portfolio - Class II Shares changed its name to Pioneer Small and Mid Cap Growth VCT Portfolio - Class II Shares.



Effective 08/05: Pioneer Papp America - Pacific Rim Fund VCT - Class II Shares changed its name to Pioneer AmPac Growth VCT Portfolio - Class II Shares.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D



            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
              (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON
                       THE DATE THE CONTRACT IS ISSUED.)



If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.



An eligible nursing home is defined as an institution or special nursing unit of a hospital which:



      (a)   is Medicare approved as a provider of skilled nursing care services;
            and



      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.



                                       OR



Meets all of the following standards:



      (a) is licensed as a nursing care facility by the state in which it is licensed;



      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;



      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;



      (d) provides, as a primary function, nursing care and room and board; and charges for these services;



      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);



      (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and



      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.



We will not waive withdrawal charges if confinement is due to one or more of the following causes:



      (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis



      (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician



      (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed



      (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician



      (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.



FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.



The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.



We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E


               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                The Insurance Company
                Principal Underwriter
                Distribution and Principal Underwriting Agreement
                Valuation of Assets
                Federal Tax Considerations
                Independent Registered  Public Accounting Firm
                Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us, at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-04-08-81-82-83 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-04-08-81-82-83.



Name:    ______________________________________________________________

Address: ______________________________________________________________

Check Box:

[  ] MIC-Book-04-08-81-82-83

[  ] MLAC-Book-04-08-81-82-83



Book 83                                                              May 1, 2006

                                    VINTAGE 3
                              PORTFOLIO ARCHITECT 3
                              PORTFOLIO ARCHITECT L
                                    VINTAGE L
                           PIONEER ANNUISTAR(SM) FLEX


                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                   MAY 1, 2006


                                       FOR


           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES


                                    ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT*

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2006. A copy of the Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-9325 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                TABLE OF CONTENTS


THE INSURANCE COMPANY....................................     2
PRINCIPAL UNDERWRITER....................................     2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT........     2
VALUATION OF ASSETS......................................     3
FEDERAL TAX CONSIDERATIONS...............................     4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............     7
CONDENSED FINANCIAL INFORMATION..........................     8
FINANCIAL STATEMENTS.....................................     1



* The Travelers Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife of CT Separate Account Nine for Variable Annuities (formerly known as The Travelers Separate Account Nine For Variable Annuities) (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER


MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut.

MLIDLLC is affiliated with the Company and the Separate Account.



                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information - Distribution of the Variable Annuity Contracts"). Additional information is provided below.



Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and the Company, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.



The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.

                        MLIDLLC Underwriting Commissions

          UNDERWRITING COMMISSIONS PAID TO        AMOUNT OF UNDERWRITING COMMISSIONS
YEAR           MLIDLLC BY THE COMPANY                     RETAINED BY MLIDLLC
----      --------------------------------        ----------------------------------
2005                  $132,588,671                                  $0
2004                  $132,410,000                                  $0
2003                  $ 73,233,000                                  $0



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,366,257 to $8,402. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $29,851,648 to $438,893. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $33,217,905 to $273,717.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.
Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a/ Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a/ Smith Barney)
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.




THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

      (a) = investment income plus capital gains and losses (whether realized or unrealized);

      (b) = any deduction for applicable taxes (presently zero); and

      (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) - 1

Where:

Base Return = (AUVChange - ContractChargeAdjustment) / PriorAUV.
AUVChange = CurrentAUV - PriorAUV.
ContractChargeAdjustment = AverageAUV x Period Charge.
Average AUV = (CurrentAUV + PriorAUV) / 2.
Period Charge = AnnualContractFee x (7/365).
PriorAUV = Unit value as of 7 days prior.
CurrentAUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUVChange / PriorAUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.


FOREIGN TAX CREDIT

To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70-1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70-1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 -

2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 -1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

            (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

            (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

            (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70-1/2 or as otherwise required by law, or

            (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of Travelers Separate Account Nine for Variable Annuities as of December 31, 2005 and for the period in the year then ended and The Travelers Insurance Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No.141, Business Combinations) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.



                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of Travelers Separate Account Nine for Variable Annuities for the year or lesser periods ended December 31, 2004, and financial highlights for each of the years or lesser periods in the four-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for variable interest entities in 2003.

                                    VINTAGE 3

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------    ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/02)                           2005        1.111           1.287                     -
                                                              2004        0.949           1.111                     -
                                                              2003        0.775           0.949                     -
                                                              2002        1.000           0.775                     -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (10/02)            2005        0.991           1.025                     -
                                                              2004        0.956           0.991                     -
                                                              2003        0.780           0.956                     -
                                                              2002        1.142           0.780                     -
                                                              2001        1.000           1.142                     -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
  (6/02)                                                      2005        1.107           1.135                     -
                                                              2004        1.016           1.107                     -
                                                              2003        0.785           1.016                     -
                                                              2002        1.000           0.785                     -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/02)                                                     2005        1.028           1.156                 2,023
                                                              2004        0.968           1.028                     -
                                                              2003        0.801           0.968                     -
                                                              2002        1.182           0.801                     -
                                                              2001        1.000           1.182                     -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/02)                 2005        1.463           1.635                92,526
                                                              2004        1.316           1.463                45,727
                                                              2003        0.993           1.316                     -
                                                              2002        1.187           0.993                     -
                                                              2001        1.000           1.187                     -

   Growth Fund - Class 2 Shares (12/01)                       2005        1.353           1.540               339,051
                                                              2004        1.227           1.353               224,757
                                                              2003        0.916           1.227                13,689
                                                              2002        1.237           0.916                     -
                                                              2001        1.000           1.237                     -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------    ----    -------------   -------------     ---------------
   Growth-Income Fund - Class 2 Shares (12/01)                2005        1.282           1.330             210,374
                                                              2004        1.186           1.282             141,724
                                                              2003        0.914           1.186              88,389
                                                              2002        1.143           0.914                   -
                                                              2001        1.000           1.143                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)           2005        1.609           1.690                   -
                                                              2004        1.250           1.609                   -
                                                              2003        0.952           1.250                   -
                                                              2002        1.000           0.952                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)    2005        1.201           1.297                   -
                                                              2004        1.074           1.201                   -
                                                              2003        1.000           1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)  2005        1.199           1.294               6,383
                                                              2004        1.067           1.199               1,538
                                                              2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)   2005        1.000           1.031                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (5/02)                                              2005        1.259           1.292              13,854
                                                              2004        1.153           1.259               7,904
                                                              2003        0.857           1.153                   -
                                                              2002        1.227           0.857                   -
                                                              2001        1.000           1.227                   -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)      2005        1.138           1.233             113,725
                                                              2004        1.031           1.138              62,851
                                                              2003        0.841           1.031                   -
                                                              2002        1.000           0.841                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------    ----    -------------   -------------     ---------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                              2005        1.761           2.199              34,370
                                                              2004        1.442           1.761              27,878
                                                              2003        1.000           1.442               4,181

   Templeton Foreign Securities Fund - Class 2 Shares (5/02)  2005        1.361           1.469              98,761
                                                              2004        1.172           1.361              66,369
                                                              2003        0.904           1.172              10,166
                                                              2002        1.134           0.904                   -
                                                              2001        1.000           1.134                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)   2005        1.160           1.237               5,511
                                                              2004        1.020           1.160               1,140
                                                              2003        0.788           1.020                   -
                                                              2002        1.000           0.788                   -

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)                              2005        1.194           1.220             119,527
                                                              2004        1.120           1.194              96,922
                                                              2003        0.918           1.120                   -
                                                              2002        1.136           0.918                   -
                                                              2001        1.000           1.136                   -

   Diversified Strategic Income Portfolio (3/02)              2005        1.189           1.195              62,261
                                                              2004        1.137           1.189              41,948
                                                              2003        1.039           1.137                   -
                                                              2002        1.011           1.039                   -
                                                              2001        1.000           1.011                   -

   Equity Index Portfolio - Class II Shares (6/02)            2005        1.173           1.198              32,169
                                                              2004        1.086           1.173              24,381
                                                              2003        0.867           1.086                   -
                                                              2002        1.141           0.867                   -
                                                              2001        1.000           1.141                   -

   Fundamental Value Portfolio (2/02)                         2005        1.301           1.336             107,320
                                                              2004        1.227           1.301              78,557
                                                              2003        0.904           1.227                   -
                                                              2002        1.172           0.904                   -
                                                              2001        1.000           1.172                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                     NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------   ----    -------------   -------------     ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (4/02)          2005        1.270           1.394                   -
                                                             2004        1.076           1.270                   -
                                                             2003        0.815           1.076                   -
                                                             2002        1.158           0.815                   -
                                                             2001        1.000           1.158                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)              2005        1.497           1.525              11,493
                                                             2004        1.330           1.497              11,540
                                                             2003        1.000           1.330                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                        2005        1.368           1.383              70,546
                                                             2004        1.239           1.368              69,261
                                                             2003        1.000           1.239              71,566

   Mid-Cap Value Portfolio (5/03)                            2005        1.524           1.616              78,565
                                                             2004        1.254           1.524              66,625
                                                             2003        1.000           1.254              13,602

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)       2005        1.113           1.113             288,960
                                                             2004        1.043           1.113             171,050
                                                             2003        1.000           1.043              78,471

   Total Return Portfolio - Administrative Class (2/02)      2005        1.132           1.137             388,412
                                                             2004        1.102           1.132             164,259
                                                             2003        1.071           1.102                   -
                                                             2002        1.002           1.071                   -
                                                             2001        1.000           1.002                   -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (1/00)  2005        1.159           1.218                   -
                                                             2004        1.100           1.159                   -
                                                             2003        0.850           1.100                   -
                                                             2002        1.233           0.850                   -
                                                             2001        1.000           1.233                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------    ----    -------------   -------------     ---------------
   Putnam VT International Equity Fund - Class IB Shares
   (5/02)                                                     2005        1.315           1.445                   -
                                                              2004        1.155           1.315                   -
                                                              2003        0.917           1.155                   -
                                                              2002        1.137           0.917                   -
                                                              2001        1.000           1.137                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (3/02)    2005        1.771           1.858              34,614
                                                              2004        1.433           1.771              15,588
                                                              2003        0.977           1.433                   -
                                                              2002        1.220           0.977                   -
                                                              2001        1.000           1.220                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (12/01)                             2005        1.196           1.219              30,618
                                                              2004        1.127           1.196               9,549
                                                              2003        0.827           1.127                   -
                                                              2002        1.127           0.827                   -
                                                              2001        1.000           1.127                   -

   Investors Fund - Class I (2/02)                            2005        1.197           1.250              18,740
                                                              2004        1.107           1.197               9,435
                                                              2003        0.854           1.107                   -
                                                              2002        1.133           0.854                   -
                                                              2001        1.000           1.133                   -

   Small Cap Growth Fund - Class I (5/02)                     2005        1.320           1.357              57,267
                                                              2004        1.171           1.320              56,224
                                                              2003        0.802           1.171                   -
                                                              2002        1.255           0.802                   -
                                                              2001        1.000           1.255                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (9/02)            2005        1.001           0.979                   -
                                                              2004        0.989           1.001                   -
                                                              2003        0.817           0.989                   -
                                                              2002        1.127           0.817                   -
                                                              2001        1.000           1.127                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------    ----    -------------   -------------     ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (4/02)                                           2005        1.139           1.186                   -
                                                              2004        1.130           1.139                   -
                                                              2003        0.859           1.130                   -
                                                              2002        1.197           0.859                   -
                                                              2001        1.000           1.197                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                              2005        1.426           1.470             189,544
                                                              2004        1.365           1.426             159,891
                                                              2003        1.060           1.365              79,503
                                                              2002        1.000           1.060                   -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                          2005        1.274           1.301             421,372
                                                              2004        1.238           1.274             273,574
                                                              2003        1.037           1.238              34,419
                                                              2002        1.000           1.037                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                          2005        1.493           1.559             159,791
                                                              2004        1.382           1.493             130,088
                                                              2003        1.073           1.382                   -
                                                              2002        1.000           1.073                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                              2005        1.411           1.432              57,253
                                                              2004        1.349           1.411              24,670
                                                              2003        1.068           1.349                   -
                                                              2002        1.000           1.068                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)                  2005        1.189           1.266                   -
                                                              2004        1.139           1.189                   -
                                                              2003        0.899           1.139                   -
                                                              2002        1.206           0.899                   -
                                                              2001        1.000           1.206                   -

   Equity Income Portfolio (5/02)                             2005        1.317           1.348              74,242
                                                              2004        1.224           1.317              52,584
                                                              2003        0.952           1.224              35,771

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------    ----    -------------   -------------     ---------------
   Equity Income Portfolio  (continued)                       2002        1.129           0.952                   -
                                                              2001        1.000           1.129                   -

   Large Cap Portfolio (6/02)                                 2005        1.096           1.167                   -
                                                              2004        1.050           1.096                   -
                                                              2003        0.860           1.050                   -
                                                              2002        1.137           0.860                   -
                                                              2001        1.000           1.137                   -

   Managed Allocation Series: Aggressive Portfolio (5/05)     2005        1.000           1.107                   -

   Managed Allocation Series: Conservative Portfolio (7/05)   2005        1.007           1.018                   -

   Managed Allocation Series: Moderate Portfolio (6/05)       2005        1.008           1.052              14,308

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05)                                           2005        1.000           1.085                   -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                           2005        1.000           1.029                   -

   Mercury Large Cap Core Portfolio (8/02)                    2005        1.137           1.249              39,338
                                                              2004        1.002           1.137              33,831
                                                              2003        0.844           1.002                   -
                                                              2002        1.151           0.844                   -
                                                              2001        1.000           1.151                   -

   MFS Emerging Growth Portfolio (8/02)                       2005        1.096           1.063                   -
                                                              2004        0.993           1.096                   -
                                                              2003        0.785           0.993                   -
                                                              2002        1.218           0.785                   -
                                                              2001        1.000           1.218                   -

   MFS Mid Cap Growth Portfolio (3/02)                        2005        0.822           0.830              10,540
                                                              2004        0.736           0.822              10,388
                                                              2003        0.548           0.736                   -
                                                              2002        1.000           0.548                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------     ----    -------------   -------------     ---------------
MFS Total Return Portfolio (2/02)                           2005        1.250           1.261                80,510
                                                            2004        1.144           1.250                46,257
                                                            2003        1.002           1.144                74,835

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------     ----    -------------   -------------     ---------------
MFS Total Return Portfolio  (continued)                     2002        1.080           1.002                   -
                                                            2001        1.000           1.080                   -

MFS Value Portfolio (5/04)                                  2005        1.117           1.165              19,960
                                                            2004        1.000           1.117               8,567

Mondrian International Stock Portfolio (3/02)               2005        1.202           1.290              47,848
                                                            2004        1.060           1.202              30,586
                                                            2003        0.842           1.060                   -
                                                            2002        1.000           0.842                   -

Pioneer Fund Portfolio (5/03)                               2005        1.319           1.370               2,908
                                                            2004        1.212           1.319               1,735
                                                            2003        1.000           1.212                   -

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.037                   -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.091           1.108              52,692
                                                            2004        1.000           1.091              30,316

Strategic Equity Portfolio (4/02)                           2005        1.047           1.047                   -
                                                            2004        0.970           1.047                   -
                                                            2003        0.747           0.970                   -
                                                            2002        1.148           0.747                   -
                                                            2001        1.000           1.148                   -

Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027           1.112                   -

Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.108                   -

Travelers Managed Income Portfolio (3/02)                   2005        1.050           1.043             155,816
                                                            2004        1.042           1.050             117,811
                                                            2003        0.981           1.042                   -
                                                            2002        0.980           0.981                   -
                                                            2001        1.000           0.980                   -

Van Kampen Enterprise Portfolio (1/00)                      2005        1.034           1.092                   -
                                                            2004        1.016           1.034                   -
                                                            2003        0.826           1.016                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Van Kampen Enterprise Portfolio  (continued)                2002        1.193           0.826                   -
                                                               2001        1.000           1.193                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.989           0.991              30,100
                                                               2004        0.997           0.989                   -
                                                               2003        1.000           0.997                   -

   Smith Barney Aggressive Growth Portfolio (12/01)            2005        1.136           1.242             149,332
                                                               2004        1.054           1.136              92,170
                                                               2003        0.800           1.054                   -
                                                               2002        1.212           0.800                   -
                                                               2001        1.000           1.212                   -

   Smith Barney High Income Portfolio (3/02)                   2005        1.329           1.336              27,070
                                                               2004        1.228           1.329              18,983
                                                               2003        0.983           1.228                   -
                                                               2002        1.037           0.983                   -
                                                               2001        1.000           1.037                   -

   Smith Barney International All Cap Growth
   Portfolio (8/02)                                            2005        1.226           1.342                   -
                                                               2004        1.062           1.226                   -
                                                               2003        0.850           1.062                   -
                                                               2002        1.168           0.850                   -
                                                               2001        1.000           1.168                   -

   Smith Barney Large Cap Value Portfolio (2/02)               2005        1.090           1.137                   -
                                                               2004        1.005           1.090                   -
                                                               2003        0.804           1.005                   -
                                                               2002        1.101           0.804                   -
                                                               2001        1.000           1.101                   -

   Smith Barney Large Capitalization Growth
   Portfolio (2/02)                                            2005        1.237           1.275             130,235
                                                               2004        1.258           1.237             112,011
                                                               2003        0.870           1.258                   -
                                                               2002        1.181           0.870                   -
                                                               2001        1.000           1.181                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Smith Barney Mid Cap Core Portfolio (2/02)                  2005        1.343           1.425               14,845
                                                               2004        1.241           1.343               14,847
                                                               2003        0.976           1.241                    -
                                                               2002        1.232           0.976                    -
                                                               2001        1.000           1.232                    -

   Smith Barney Money Market Portfolio (4/02)                  2005        0.967           0.974              132,472
                                                               2004        0.978           0.967               32,120
                                                               2003        0.992           0.978                    -
                                                               2002        1.000           0.992                    -
                                                               2001        1.000           1.000                    -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/02)           2005        0.981           1.037                    -
                                                               2004        0.935           0.981                    -
                                                               2003        0.750           0.935                    -
                                                               2002        1.134           0.750                    -
                                                               2001        1.000           1.134                    -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (6/02)                                                      2005        1.394           1.432               16,170
                                                               2004        1.231           1.394               15,034
                                                               2003        0.885           1.231                    -
                                                               2002        1.215           0.885                    -
                                                               2001        1.000           1.215                    -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/02)              2005        1.410           1.614               18,005
                                                               2004        1.248           1.410               13,584
                                                               2003        0.992           1.248               13,584
                                                               2002        1.118           0.992                    -
                                                               2001        1.000           1.118                    -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.411           1.631               89,979
                                                               2004        1.155           1.411               46,989
                                                               2003        0.853           1.155                    -
                                                               2002        1.000           0.853                    -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/02)                            2005        1.340           1.551                 159
                                                               2004        1.145           1.340                   -
                                                               2003        1.000           1.145                   -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (10/02)             2005        1.152           1.191                   -
                                                               2004        1.112           1.152                   -
                                                               2003        1.000           1.112                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (6/02)                                                      2005        1.220           1.249               5,093
                                                               2004        1.120           1.220                   -
                                                               2003        1.000           1.120                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/02)                                                      2005        1.159           1.304                   -
                                                               2004        1.093           1.159                   -
                                                               2003        1.000           1.093                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/02)                  2005        1.319           1.474              33,810
                                                               2004        1.187           1.319              20,425
                                                               2003        1.000           1.187                   -

   Growth Fund - Class 2 Shares (12/01)                        2005        1.266           1.440             495,689
                                                               2004        1.149           1.266             102,273
                                                               2003        1.000           1.149                   -

   Growth-Income Fund - Class 2 Shares (12/01)                 2005        1.239           1.284             278,103
                                                               2004        1.147           1.239             107,765
                                                               2003        1.000           1.147                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.470           1.543               1,987
                                                               2004        1.143           1.470                   -
                                                               2003        1.000           1.143                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.201           1.295               2,632
                                                               2004        1.074           1.201                   -
                                                               2003        1.000           1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.199           1.293             118,685
                                                               2004        1.067           1.199                   -
                                                               2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.031             141,388

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (5/02)                                               2005        1.302           1.336              21,578
                                                               2004        1.192           1.302              20,936
                                                               2003        1.000           1.192                   -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.232           1.334             156,547
                                                               2004        1.117           1.232              32,618
                                                               2003        1.000           1.117                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.542           1.924              26,812
                                                               2004        1.263           1.542                   -
                                                               2003        1.000           1.263                   -

   Templeton Foreign Securities Fund - Class 2 Shares (5/02)   2005        1.364           1.472             111,621
                                                               2004        1.175           1.364              10,115
                                                               2003        1.000           1.175                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.319           1.406             121,975
                                                               2004        1.161           1.319                   -
                                                               2003        1.000           1.161                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (2/02)                               2005        1.192           1.218              25,336
                                                               2004        1.119           1.192                   -
                                                               2003        1.000           1.119                   -

   Diversified Strategic Income Portfolio (3/02)               2005        1.105           1.110              24,652
                                                               2004        1.057           1.105              45,255
                                                               2003        1.000           1.057                   -

   Equity Index Portfolio - Class II Shares (6/02)             2005        1.219           1.245              56,720
                                                               2004        1.130           1.219              54,008
                                                               2003        1.000           1.130                   -

   Fundamental Value Portfolio (2/02)                          2005        1.238           1.271              19,317
                                                               2004        1.169           1.238                   -
                                                               2003        1.000           1.169                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (4/02)            2005        1.347           1.478              33,744
                                                               2004        1.142           1.347                   -
                                                               2003        1.000           1.142                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.320           1.344              44,697
                                                               2004        1.173           1.320               4,856
                                                               2003        1.000           1.173                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.258           1.272               5,316
                                                               2004        1.140           1.258                   -
                                                               2003        1.000           1.140                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.404           1.488              87,302
                                                               2004        1.156           1.404              16,199
                                                               2003        1.000           1.156                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.115           1.115             185,851
                                                               2004        1.046           1.115              10,245
                                                               2003        1.000           1.046                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------   -------------     ---------------
Total Return Portfolio - Administrative Class (2/02)        2005        1.052           1.056              470,959
                                                            2004        1.024           1.052                4,979
                                                            2003        1.000           1.024                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (1/00)    2005        1.186           1.246                   -
                                                               2004        1.126           1.186                   -
                                                               2003        1.000           1.126                   -

   Putnam VT International Equity Fund - Class IB Shares
   (5/02)                                                      2005        1.343           1.475                   -
                                                               2004        1.180           1.343                   -
                                                               2003        1.000           1.180                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (3/02)     2005        1.528           1.601                   -
                                                               2004        1.236           1.528                   -
                                                               2003        1.000           1.236                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (12/01)                              2005        1.241           1.264                   -
                                                               2004        1.170           1.241                   -
                                                               2003        1.000           1.170                   -

   Investors Fund - Class I (2/02)                             2005        1.240           1.293               5,937
                                                               2004        1.147           1.240                   -
                                                               2003        1.000           1.147                   -

   Small Cap Growth Fund - Class I (5/02)                      2005        1.394           1.432                   -
                                                               2004        1.236           1.394                   -
                                                               2003        1.000           1.236                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (9/02)             2005        1.115           1.090                   -
                                                               2004        1.101           1.115                   -
                                                               2003        1.000           1.101                   -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (4/02)                                                      2005        1.160           1.207                   -
                                                               2004        1.151           1.160                   -
                                                               2003        1.000           1.151                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.179           1.215             589,302
                                                               2004        1.129           1.179             241,112
                                                               2003        1.000           1.129                   -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.120           1.143             142,759
                                                               2004        1.089           1.120             102,335
                                                               2003        1.000           1.089                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.231           1.284              30,949
                                                               2004        1.140           1.231                   -
                                                               2003        1.000           1.140                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.173           1.189              69,100
                                                               2004        1.122           1.173              23,773
                                                               2003        1.000           1.122                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)                   2005        1.185           1.262                   -
                                                               2004        1.136           1.185                   -
                                                               2003        1.000           1.136                   -

   Equity Income Portfolio (5/02)                              2005        1.218           1.246              45,518
                                                               2004        1.132           1.218                   -
                                                               2003        1.000           1.132                   -

   Large Cap Portfolio (6/02)                                  2005        1.172           1.247               1,666
                                                               2004        1.123           1.172                   -
                                                               2003        1.000           1.123                   -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.106                   -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.017                   -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.051                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------   -------------     ---------------
Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.000           1.084                  -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.000           1.028                  -

Mercury Large Cap Core Portfolio (8/02)                     2005        1.236           1.357                  -
                                                            2004        1.090           1.236                  -
                                                            2003        1.000           1.090                  -

MFS Emerging Growth Portfolio (8/02)                        2005        1.220           1.183                  -
                                                            2004        1.105           1.220                  -
                                                            2003        1.000           1.105                  -

MFS Mid Cap Growth Portfolio (3/02)                         2005        1.264           1.276              6,041
                                                            2004        1.132           1.264                  -
                                                            2003        1.000           1.132                  -

MFS Total Return Portfolio (2/02)                           2005        1.177           1.187             96,384
                                                            2004        1.078           1.177              9,432
                                                            2003        1.000           1.078                  -

MFS Value Portfolio (5/04)                                  2005        1.117           1.164            125,223
                                                            2004        1.000           1.117                  -

Mondrian International Stock Portfolio (3/02)               2005        1.313           1.408              3,713
                                                            2004        1.158           1.313                  -
                                                            2003        1.000           1.158                  -

Pioneer Fund Portfolio (5/03)                               2005        1.226           1.273                  -
                                                            2004        1.127           1.226                  -
                                                            2003        1.000           1.127                  -

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.036                  -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.091           1.107            119,462
                                                            2004        1.000           1.091                  -

Strategic Equity Portfolio (4/02)                           2005        1.205           1.204                  -
                                                            2004        1.116           1.205                  -
                                                            2003        1.000           1.116                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026           1.112                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.107                   -

   Travelers Managed Income Portfolio (3/02)                   2005        1.036           1.029              27,974
                                                               2004        1.029           1.036              21,513
                                                               2003        1.000           1.029                   -

   Van Kampen Enterprise Portfolio (1/00)                      2005        1.148           1.212                   -
                                                               2004        1.128           1.148                   -
                                                               2003        1.000           1.128                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.988           0.990              12,201
                                                               2004        0.997           0.988                   -
                                                               2003        1.000           0.997                   -

   Smith Barney Aggressive Growth Portfolio (12/01)            2005        1.223           1.337             101,312
                                                               2004        1.136           1.223              12,861
                                                               2003        1.000           1.136                   -

   Smith Barney High Income Portfolio (3/02)                   2005        1.191           1.197             129,198
                                                               2004        1.101           1.191              58,956
                                                               2003        1.000           1.101                   -

   Smith Barney International All Cap Growth Portfolio
   (8/02)                                                      2005        1.354           1.482                   -
                                                               2004        1.173           1.354                   -
                                                               2003        1.000           1.173                   -

   Smith Barney Large Cap Value Portfolio (2/02)               2005        1.242           1.296                   -
                                                               2004        1.147           1.242                   -
                                                               2003        1.000           1.147                   -

   Smith Barney Large Capitalization Growth Portfolio (2/02)   2005        1.148           1.183               6,605
                                                               2004        1.169           1.148                   -
                                                               2003        1.000           1.169                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Mid Cap Core Portfolio (2/02)                  2005        1.252           1.328              3,622
                                                               2004        1.158           1.252                  -
                                                               2003        1.000           1.158                  -

   Smith Barney Money Market Portfolio (4/02)                  2005        0.982           0.989                  -
                                                               2004        0.994           0.982                  -
                                                               2003        1.000           0.994                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/02)           2005        1.169           1.236                  -
                                                               2004        1.115           1.169                  -
                                                               2003        1.000           1.115                  -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (6/02)                                                      2005        1.397           1.436              2,459
                                                               2004        1.234           1.397                  -
                                                               2003        1.000           1.234                  -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/02)              2005        1.288           1.474            120,962
                                                               2004        1.141           1.288             21,572
                                                               2003        1.000           1.141                  -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.462           1.690             45,068
                                                               2004        1.198           1.462                  -
                                                               2003        1.000           1.198                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/02)                            2005        1.382           1.597              144,490
                                                               2004        1.183           1.382               85,167
                                                               2003        0.968           1.183               62,369
                                                               2002        1.000           0.968                    -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (10/02)             2005        1.218           1.258                7,238
                                                               2004        1.178           1.218                7,578
                                                               2003        0.963           1.178               10,027
                                                               2002        1.000           0.963                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (6/02)                                                      2005        1.349           1.380              863,304
                                                               2004        1.241           1.349              671,346
                                                               2003        0.960           1.241              324,534
                                                               2002        1.000           0.960                    -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/02)                                                      2005        1.211           1.360              551,459
                                                               2004        1.143           1.211              216,941
                                                               2003        0.948           1.143               66,077
                                                               2002        1.000           0.948                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/02)                  2005        1.445           1.612            5,479,126
                                                               2004        1.302           1.445            3,301,874
                                                               2003        0.984           1.302              560,403
                                                               2002        1.000           0.984                    -

   Growth Fund - Class 2 Shares (12/01)                        2005        1.413           1.606           15,362,612
                                                               2004        1.285           1.413            9,273,858
                                                               2003        0.960           1.285            2,482,245
                                                               2002        1.000           0.960                    -

   Growth-Income Fund - Class 2 Shares (12/01)                 2005        1.357           1.404           18,636,981
                                                               2004        1.257           1.357           12,269,497
                                                               2003        0.971           1.257            2,985,394
                                                               2002        1.000           0.971                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.692           1.773              621,716
                                                               2004        1.317           1.692              363,487
                                                               2003        1.005           1.317              141,660
                                                               2002        1.000           1.005                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.199           1.291              491,266
                                                               2004        1.073           1.199              200,346
                                                               2003        1.000           1.073                    -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.197           1.289              558,937
                                                               2004        1.067           1.197              213,448
                                                               2003        1.000           1.067                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.030              473,972

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (5/02)                                               2005        1.417           1.452            1,496,822
                                                               2004        1.300           1.417            1,111,279
                                                               2003        0.969           1.300              297,552
                                                               2002        1.000           0.969                    -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.340           1.448            3,992,826
                                                               2004        1.217           1.340            2,095,459
                                                               2003        0.994           1.217              723,595
                                                               2002        1.000           0.994                    -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.756           2.188            1,505,095
                                                               2004        1.440           1.756              466,250
                                                               2003        1.000           1.440               91,391

   Templeton Foreign Securities Fund - Class 2 Shares (5/02)   2005        1.481           1.596            4,568,600
                                                               2004        1.278           1.481            2,330,211

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.989           1.278              519,279
                                                               2002        1.000           0.989                    -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.431           1.524            2,064,621
                                                               2004        1.262           1.431              594,562
                                                               2003        0.976           1.262              206,659
                                                               2002        1.000           0.976                    -

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)                               2005        1.265           1.290            5,012,226
                                                               2004        1.190           1.265            4,141,171
                                                               2003        0.977           1.190            1,561,246
                                                               2002        1.000           0.977                    -

   Diversified Strategic Income Portfolio (3/02)               2005        1.152           1.155            3,581,641
                                                               2004        1.103           1.152            2,920,201
                                                               2003        1.010           1.103              887,819
                                                               2002        1.000           1.010                    -

   Equity Index Portfolio - Class II Shares (6/02)             2005        1.302           1.327            2,839,502
                                                               2004        1.208           1.302            2,252,137
                                                               2003        0.967           1.208            1,148,700
                                                               2002        1.000           0.967                    -

   Fundamental Value Portfolio (2/02)                          2005        1.385           1.419            9,239,878
                                                               2004        1.309           1.385            8,216,033
                                                               2003        0.966           1.309            2,834,488
                                                               2002        1.000           0.966                    -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (4/02)            2005        1.525           1.671               71,823
                                                               2004        1.295           1.525               17,001
                                                               2003        0.983           1.295                9,106
                                                               2002        1.000           0.983                    -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.492           1.517              896,870
                                                               2004        1.328           1.492              512,682
                                                               2003        1.000           1.328               58,521

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.363           1.376             2,139,915
                                                               2004        1.237           1.363             1,226,122
                                                               2003        1.000           1.237               154,434

   Mid-Cap Value Portfolio (5/03)                              2005        1.519           1.608             2,921,421
                                                               2004        1.252           1.519             1,430,939
                                                               2003        1.000           1.252               131,586

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.110           1.108             4,183,574
                                                               2004        1.042           1.110             2,075,669
                                                               2003        1.000           1.042               364,430

   Total Return Portfolio - Administrative Class (2/02)        2005        1.066           1.067            16,295,872
                                                               2004        1.039           1.066            11,030,522
                                                               2003        1.012           1.039             4,444,217
                                                               2002        1.000           1.012                     -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (1/00)    2005        1.301           1.364                     -
                                                               2004        1.237           1.301                     -
                                                               2003        0.958           1.237                     -
                                                               2002        1.000           0.958                     -

   Putnam VT International Equity Fund - Class IB Shares
   (5/02)                                                      2005        1.420           1.557               503,884
                                                               2004        1.249           1.420               507,731
                                                               2003        0.994           1.249               378,045
                                                               2002        1.000           0.994                     -

   Putnam VT Small Cap Value Fund - Class IB Shares (3/02)     2005        1.764           1.846             1,127,527
                                                               2004        1.429           1.764               802,610
                                                               2003        0.977           1.429               446,380
                                                               2002        1.000           0.977                     -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (12/01)                              2005        1.382           1.406             3,274,732
                                                               2004        1.305           1.382             2,835,223

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   All Cap Fund - Class I  (continued)                         2003        0.960           1.305            1,303,133
                                                               2002        1.000           0.960                    -

   Investors Fund - Class I (2/02)                             2005        1.338           1.394            1,852,362
                                                               2004        1.240           1.338            1,547,557
                                                               2003        0.958           1.240              657,293
                                                               2002        1.000           0.958                    -

   Small Cap Growth Fund - Class I (5/02)                      2005        1.589           1.630              758,509
                                                               2004        1.412           1.589              681,109
                                                               2003        0.970           1.412              195,339
                                                               2002        1.000           0.970                    -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (9/02)             2005        1.175           1.147              663,758
                                                               2004        1.163           1.175              499,442
                                                               2003        0.963           1.163              171,776
                                                               2002        1.000           0.963                    -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (4/02)                                                      2005        1.268           1.318               64,976
                                                               2004        1.260           1.268               30,641
                                                               2003        0.960           1.260               15,353
                                                               2002        1.000           0.960                    -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.299           1.337           21,918,724
                                                               2004        1.245           1.299           14,950,399
                                                               2003        0.969           1.245            3,309,858
                                                               2002        1.000           0.969                    -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.199           1.222           19,350,145
                                                               2004        1.168           1.199           13,207,492
                                                               2003        0.979           1.168            2,672,484
                                                               2002        1.000           0.979                    -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.335           1.390            4,997,367
                                                               2004        1.238           1.335            2,387,094

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value  (continued)                                      2003        0.962           1.238             490,264
                                                               2002        1.000           0.962                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.266           1.282           3,120,861
                                                               2004        1.213           1.266           1,741,885
                                                               2003        0.961           1.213             576,357
                                                               2002        1.000           0.961                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)                   2005        1.273           1.353             533,485
                                                               2004        1.222           1.273             433,213
                                                               2003        0.967           1.222             173,834
                                                               2002        1.000           0.967                   -

   Equity Income Portfolio (5/02)                              2005        1.320           1.349           3,470,760
                                                               2004        1.229           1.320           2,356,302
                                                               2003        0.958           1.229             933,491
                                                               2002        1.000           0.958                   -

   Large Cap Portfolio (6/02)                                  2005        1.227           1.304             761,388
                                                               2004        1.178           1.227             638,667
                                                               2003        0.966           1.178             246,621
                                                               2002        1.000           0.966                   -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.105                 474

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.017                   -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.050             113,761

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.083             238,769

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.028               8,861

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Mercury Large Cap Core Portfolio (8/02)                     2005        1.306           1.431              360,257
                                                               2004        1.153           1.306              236,555
                                                               2003        0.973           1.153              123,529
                                                               2002        1.000           0.973                    -

   MFS Emerging Growth Portfolio (8/02)                        2005        1.351           1.310                    -
                                                               2004        1.226           1.351              237,712
                                                               2003        0.971           1.226              131,311
                                                               2002        1.000           0.971                    -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        1.456           1.467              662,001
                                                               2004        1.305           1.456              183,666
                                                               2003        0.974           1.305              138,108
                                                               2002        1.000           0.974                    -

   MFS Total Return Portfolio (2/02)                           2005        1.224           1.232           12,161,644
                                                               2004        1.123           1.224            8,449,630
                                                               2003        0.986           1.123            3,040,252
                                                               2002        1.000           0.986                    -

   MFS Value Portfolio (5/04)                                  2005        1.116           1.162              692,556
                                                               2004        1.000           1.116              152,817

   Mondrian International Stock Portfolio (3/02)               2005        1.425           1.526            1,407,512
                                                               2004        1.259           1.425              820,537
                                                               2003        1.001           1.259               85,856
                                                               2002        1.000           1.001                    -

   Pioneer Fund Portfolio (5/03)                               2005        1.315           1.363              524,811
                                                               2004        1.210           1.315              202,670
                                                               2003        1.000           1.210                4,367

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.036                    -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.089           1.104            3,120,622
                                                               2004        1.000           1.089              438,335

   Strategic Equity Portfolio (4/02)                           2005        1.354           1.351              459,855
                                                               2004        1.256           1.354              421,151
                                                               2003        0.969           1.256              331,406
                                                               2002        1.000           0.969                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026           1.111                8,175

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.106                    -

   Travelers Managed Income Portfolio (3/02)                   2005        1.081           1.072            5,358,347
                                                               2004        1.075           1.081            4,415,032
                                                               2003        1.014           1.075            1,389,623
                                                               2002        1.000           1.014                    -

   Van Kampen Enterprise Portfolio (1/00)                      2005        1.205           1.270              242,757
                                                               2004        1.186           1.205              112,094
                                                               2003        0.966           1.186              157,881
                                                               2002        1.000           0.966                    -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.986           0.987            2,390,703
                                                               2004        0.997           0.986            1,892,813
                                                               2003        1.000           0.997               14,435

   Smith Barney Aggressive Growth Portfolio (12/01)            2005        1.344           1.467           11,136,013
                                                               2004        1.250           1.344            8,924,780
                                                               2003        0.951           1.250            2,994,791
                                                               2002        1.000           0.951                    -

   Smith Barney High Income Portfolio (3/02)                   2005        1.356           1.361            5,049,829
                                                               2004        1.256           1.356            3,993,608
                                                               2003        1.007           1.256            1,647,756
                                                               2002        1.000           1.007                    -

   Smith Barney International All Cap Growth Portfolio
   (8/02)                                                      2005        1.416           1.546               26,594
                                                               2004        1.228           1.416               20,659
                                                               2003        0.986           1.228               16,617
                                                               2002        1.000           0.986                    -

   Smith Barney Large Cap Value Portfolio (2/02)               2005        1.308           1.362               57,391
                                                               2004        1.209           1.308               58,386
                                                               2003        0.969           1.209               36,575
                                                               2002        1.000           0.969                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Smith Barney Large Capitalization Growth Portfolio (2/02)   2005        1.339           1.378           3,424,059
                                                               2004        1.365           1.339           3,125,256
                                                               2003        0.946           1.365           1,176,777
                                                               2002        1.000           0.946                   -

   Smith Barney Mid Cap Core Portfolio (2/02)                  2005        1.338           1.417           1,933,083
                                                               2004        1.239           1.338           1,628,496
                                                               2003        0.977           1.239             733,971
                                                               2002        1.000           0.977                   -

   Smith Barney Money Market Portfolio (4/02)                  2005        0.970           0.975           3,019,588
                                                               2004        0.984           0.970           2,251,784
                                                               2003        0.999           0.984             888,448
                                                               2002        1.000           0.999                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/02)           2005        1.250           1.319             148,862
                                                               2004        1.195           1.250             104,386
                                                               2003        0.959           1.195              55,188
                                                               2002        1.000           0.959                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (6/02)                                                      2005        1.529           1.568             449,352
                                                               2004        1.353           1.529             361,221
                                                               2003        0.974           1.353             162,355
                                                               2002        1.000           0.974                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/02)              2005        1.403           1.603           6,370,669
                                                               2004        1.244           1.403           3,260,531
                                                               2003        0.991           1.244           1,112,778
                                                               2002        1.000           0.991                   -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.625           1.875           4,190,757
                                                               2004        1.333           1.625           2,561,023
                                                               2003        0.986           1.333             731,326
                                                               2002        1.000           0.986                   -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/02)                            2005        1.000           1.165                 -

AIM Variable Insurance Funds

   AIM V.I. Premier Equity Fund - Series I (10/02)             2005        1.000           1.039                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (6/02)                                                      2005        1.000           1.008                 -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/02)                                                      2005        1.000           1.155                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/02)                  2005        1.000           1.116                 -

   Growth Fund - Class 2 Shares (12/01)                        2005        1.000           1.143             7,957

   Growth-Income Fund - Class 2 Shares (12/01)                 2005        1.000           1.039                 -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.000           1.083                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.000           1.076                 -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.000           1.102                 -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.029             8,420

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (5/02)                                               2005        1.000           1.051                 -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.000           1.079             8,302

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.000           1.207                  -

   Templeton Foreign Securities Fund - Class 2 Shares (5/02)   2005        1.000           1.071                  -
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.000           1.061                  -

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)                               2005        1.000           1.013                  -

   Diversified Strategic Income Portfolio (3/02)               2005        1.000           0.994                  -

   Equity Index Portfolio - Class II Shares (6/02)             2005        1.000           1.025                  -

   Fundamental Value Portfolio (2/02)                          2005        1.000           1.038                  -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (4/02)            2005        1.000           1.103                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.000           1.028                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.000           1.023                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.000           1.073                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.000           0.989                  -

   Total Return Portfolio - Administrative Class (2/02)        2005        1.000           0.998             13,117

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (1/00)    2005        1.000           1.066                  -

   Putnam VT International Equity Fund - Class IB Shares
   (5/02)                                                      2005        1.000           1.095                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (3/02)     2005        1.000           1.053                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (12/01)                              2005        1.000           1.033                  -

   Investors Fund - Class I (2/02)                             2005        1.000           1.045                  -

   Small Cap Growth Fund - Class I (5/02)                      2005        1.000           1.074                  -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (9/02)             2005        1.000           0.978                  -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (4/02)                                                      2005        1.000           1.042                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.000           1.042                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.000           1.028            142,365

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.000           1.052             97,903

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.000           1.017                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)                   2005        1.000           1.079                  -

   Equity Income Portfolio (5/02)                              2005        1.000           1.028                  -

   Large Cap Portfolio (6/02)                                  2005        1.000           1.074                  -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.105                  -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.006           1.016                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.007           1.050                -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.083                -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.027                -

   Mercury Large Cap Core Portfolio (8/02)                     2005        1.000           1.089                -

   MFS Emerging Growth Portfolio (8/02)                        2005        1.000           0.998                -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        1.000           1.045                -

   MFS Total Return Portfolio (2/02)                           2005        1.000           1.008                -

   MFS Value Portfolio (5/04)                                  2005        1.000           1.034                -

   Mondrian International Stock Portfolio (3/02)               2005        1.000           1.067                -

   Pioneer Fund Portfolio (5/03)                               2005        1.000           1.043                -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.035                -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.000           1.005                -

   Strategic Equity Portfolio (4/02)                           2005        1.000           1.042                -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026           1.110                -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.106                -

   Travelers Managed Income Portfolio (3/02)                   2005        1.000           0.987                -

   Van Kampen Enterprise Portfolio (1/00)                      2005        1.000           1.070                -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        1.000           1.000                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Smith Barney Aggressive Growth Portfolio (12/01)            2005        1.000           1.107               -

   Smith Barney High Income Portfolio (3/02)                   2005        1.000           0.996               -

   Smith Barney International All Cap Growth Portfolio
   (8/02)                                                      2005        1.000           1.086               -

   Smith Barney Large Cap Value Portfolio (2/02)               2005        1.000           1.045               -

   Smith Barney Large Capitalization Growth Portfolio (2/02)   2005        1.000           1.054               -

   Smith Barney Mid Cap Core Portfolio (2/02)                  2005        1.000           1.068               -

   Smith Barney Money Market Portfolio (4/02)                  2005        1.000           1.005               -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/02)           2005        1.000           1.073               -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (6/02)                                                      2005        1.000           1.074               -

Variable Insurance Products Fund

   Contrafund(R) Portfolio - Service Class (5/02)              2005        1.000           1.132               -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.000           1.138               -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/02)                            2005        1.335           1.541              68,905
                                                               2004        1.143           1.335                   -
                                                               2003        1.000           1.143                   -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (10/02)             2005        1.148           1.184                   -
                                                               2004        1.111           1.148                   -
                                                               2003        1.000           1.111                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (6/02)                                                      2005        1.215           1.242             111,636
                                                               2004        1.119           1.215                   -
                                                               2003        1.000           1.119                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/02)                                                      2005        1.155           1.296              26,995
                                                               2004        1.092           1.155                   -
                                                               2003        1.000           1.092                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/02)                  2005        1.315           1.465           1,016,509
                                                               2004        1.186           1.315              12,546
                                                               2003        1.000           1.186                   -

   Growth Fund - Class 2 Shares (12/01)                        2005        1.261           1.432           3,527,301
                                                               2004        1.148           1.261             176,039
                                                               2003        1.000           1.148                   -

   Growth-Income Fund - Class 2 Shares (12/01)                 2005        1.235           1.277           3,353,279
                                                               2004        1.145           1.235             116,974
                                                               2003        1.000           1.145                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.465           1.534             178,945
                                                               2004        1.142           1.465                   -
                                                               2003        1.000           1.142                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.197           1.289             105,878
                                                               2004        1.073           1.197               2,361
                                                               2003        1.000           1.073                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.195           1.286             364,009
                                                               2004        1.066           1.195               4,323
                                                               2003        1.000           1.066                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.029           1,574,335

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (5/02)                                               2005        1.297           1.328              35,814
                                                               2004        1.191           1.297               7,965
                                                               2003        1.000           1.191                   -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.228           1.326           1,018,600
                                                               2004        1.116           1.228               8,874
                                                               2003        1.000           1.116                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.537           1.913             605,698
                                                               2004        1.261           1.537                   -
                                                               2003        1.000           1.261                   -

   Templeton Foreign Securities Fund - Class 2 Shares (5/02)   2005        1.359           1.463             831,353
                                                               2004        1.174           1.359                   -
                                                               2003        1.000           1.174                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.315           1.398             740,845
                                                               2004        1.160           1.315              13,918
                                                               2003        1.000           1.160                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (2/02)                               2005        1.188           1.211            713,566
                                                               2004        1.118           1.188             76,543
                                                               2003        1.000           1.118                  -

   Diversified Strategic Income Portfolio (3/02)               2005        1.101           1.103             64,928
                                                               2004        1.056           1.101             19,932
                                                               2003        1.000           1.056                  -

   Equity Index Portfolio - Class II Shares (6/02)             2005        1.215           1.237            779,368
                                                               2004        1.129           1.215             76,132
                                                               2003        1.000           1.129                  -

   Fundamental Value Portfolio (2/02)                          2005        1.234           1.263            585,496
                                                               2004        1.167           1.234             44,212
                                                               2003        1.000           1.167                  -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (4/02)            2005        1.342           1.469             13,248
                                                               2004        1.140           1.342                  -
                                                               2003        1.000           1.140                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.315           1.336            212,912
                                                               2004        1.172           1.315                  -
                                                               2003        1.000           1.172                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.253           1.264            394,021
                                                               2004        1.139           1.253             23,251
                                                               2003        1.000           1.139                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.399           1.479            780,376
                                                               2004        1.155           1.399             29,210
                                                               2003        1.000           1.155                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.111           1.108            971,586
                                                               2004        1.045           1.111             87,192
                                                               2003        1.000           1.045                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (2/02)        2005        1.048           1.049            2,187,620
                                                               2004        1.023           1.048               92,831
                                                               2003        1.000           1.023                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (1/00)    2005        1.182           1.238                   -
                                                               2004        1.125           1.182                   -
                                                               2003        1.000           1.125                   -

   Putnam VT International Equity Fund - Class IB Shares
   (5/02)                                                      2005        1.338           1.467                   -
                                                               2004        1.179           1.338                   -
                                                               2003        1.000           1.179                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (3/02)     2005        1.523           1.592             237,163
                                                               2004        1.235           1.523                   -
                                                               2003        1.000           1.235                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (12/01)                              2005        1.236           1.257                   -
                                                               2004        1.169           1.236                   -
                                                               2003        1.000           1.169                   -

   Investors Fund - Class I (2/02)                             2005        1.235           1.285              45,577
                                                               2004        1.146           1.235                   -
                                                               2003        1.000           1.146                   -

   Small Cap Growth Fund - Class I (5/02)                      2005        1.389           1.423              24,636
                                                               2004        1.235           1.389               4,834
                                                               2003        1.000           1.235                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (9/02)             2005        1.111           1.083              59,581
                                                               2004        1.100           1.111                   -
                                                               2003        1.000           1.100                   -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (4/02)                                                      2005        1.156           1.200                   -
                                                               2004        1.150           1.156                   -
                                                               2003        1.000           1.150                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.174           1.208               2,300,292
                                                               2004        1.128           1.174                  33,414
                                                               2003        1.000           1.128                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.116           1.136               4,734,449
                                                               2004        1.088           1.116                 405,533
                                                               2003        1.000           1.088                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.226           1.276               1,206,797
                                                               2004        1.139           1.226                  15,706
                                                               2003        1.000           1.139                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.169           1.182                 536,248
                                                               2004        1.121           1.169                  26,484
                                                               2003        1.000           1.121                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)                   2005        1.181           1.255                  49,939
                                                               2004        1.135           1.181                   9,847
                                                               2003        1.000           1.135                       -

   Equity Income Portfolio (5/02)                              2005        1.214           1.239                 623,080
                                                               2004        1.131           1.214                  38,632
                                                               2003        1.000           1.131                       -

   Large Cap Portfolio (6/02)                                  2005        1.168           1.240                  60,974
                                                               2004        1.122           1.168                       -
                                                               2003        1.000           1.122                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.104                 295,809

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.006           1.016                  31,450

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.007           1.050                 292,696

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.000           1.083              132,397

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.000           1.027                    -

Mercury Large Cap Core Portfolio (8/02)                     2005        1.232           1.349               10,886
                                                            2004        1.088           1.232                6,671
                                                            2003        1.000           1.088                    -

MFS Emerging Growth Portfolio (8/02)                        2005        1.216           1.178                    -
                                                            2004        1.104           1.216                    -
                                                            2003        1.000           1.104                    -

MFS Mid Cap Growth Portfolio (3/02)                         2005        1.260           1.269               38,726
                                                            2004        1.131           1.260                    -
                                                            2003        1.000           1.131                    -

MFS Total Return Portfolio (2/02)                           2005        1.173           1.180            1,039,277
                                                            2004        1.077           1.173               63,089
                                                            2003        1.000           1.077                    -

MFS Value Portfolio (5/04)                                  2005        1.115           1.160              365,164
                                                            2004        1.000           1.115                    -

Mondrian International Stock Portfolio (3/02)               2005        1.308           1.400              248,371
                                                            2004        1.157           1.308                2,184
                                                            2003        1.000           1.157                    -

Pioneer Fund Portfolio (5/03)                               2005        1.222           1.265              121,433
                                                            2004        1.126           1.222                    -
                                                            2003        1.000           1.126                    -

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.035                3,792

Pioneer Strategic Income Portfolio (5/04)                   2005        1.089           1.102              897,033
                                                            2004        1.000           1.089                8,613

Strategic Equity Portfolio (4/02)                           2005        1.201           1.197               26,075
                                                            2004        1.115           1.201                    -
                                                            2003        1.000           1.115                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)    2005        1.026           1.110               18,294

   Style Focus Series: Small Cap Value Portfolio (5/05)     2005        1.000           1.106               23,495

   Travelers Managed Income Portfolio (3/02)                2005        1.033           1.023              746,775
                                                            2004        1.028           1.033               53,765
                                                            2003        1.000           1.028                    -

   Van Kampen Enterprise Portfolio (1/00)                   2005        1.144           1.205                8,031
                                                            2004        1.127           1.144                    -
                                                            2003        1.000           1.127                    -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                   2005        0.985           0.985              488,307
                                                            2004        0.997           0.985              103,512
                                                            2003        1.000           0.997                    -

   Smith Barney Aggressive Growth Portfolio (12/01)         2005        1.219           1.329              999,469
                                                            2004        1.135           1.219              115,318
                                                            2003        1.000           1.135                    -

   Smith Barney High Income Portfolio (3/02)                2005        1.187           1.190              843,903
                                                            2004        1.100           1.187               71,552
                                                            2003        1.000           1.100                    -

   Smith Barney International All Cap Growth Portfolio
   (8/02)                                                   2005        1.350           1.473                    -
                                                            2004        1.172           1.350                    -
                                                            2003        1.000           1.172                    -

   Smith Barney Large Cap Value Portfolio (2/02)            2005        1.238           1.288                    -
                                                            2004        1.146           1.238                    -
                                                            2003        1.000           1.146                    -

   Smith Barney Large Capitalization Growth Portfolio
   (2/02)                                                   2005        1.144           1.176              409,917
                                                            2004        1.167           1.144                    -
                                                            2003        1.000           1.167                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
   Smith Barney Mid Cap Core Portfolio (2/02)               2005        1.248           1.321              621,784
                                                            2004        1.157           1.248              250,879
                                                            2003        1.000           1.157                    -

   Smith Barney Money Market Portfolio (4/02)               2005        0.978           0.983               42,742
                                                            2004        0.993           0.978              131,110
                                                            2003        1.000           0.993                    -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/02)        2005        1.165           1.228                3,556
                                                            2004        1.114           1.165                    -
                                                            2003        1.000           1.114                    -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (6/02)                                                   2005        1.393           1.427               93,979
                                                            2004        1.233           1.393                    -
                                                            2003        1.000           1.233                    -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/02)           2005        1.284           1.466            1,643,270
                                                            2004        1.140           1.284                    -
                                                            2003        1.000           1.140                    -

   Mid Cap Portfolio - Service Class 2 (3/02)               2005        1.457           1.680              916,237
                                                            2004        1.197           1.457                7,282
                                                            2003        1.000           1.197                    -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/02)                         2005        1.377           1.588                    -
                                                            2004        1.180           1.377                    -
                                                            2003        0.968           1.180                    -
                                                            2002        1.000           0.968                    -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (10/02)          2005        1.213           1.251                    -
                                                            2004        1.175           1.213                    -
                                                            2003        0.963           1.175                    -
                                                            2002        1.000           0.963                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class
   B (6/02)                                                 2005        1.344           1.372                3,686
                                                            2004        1.238           1.344                3,990
                                                            2003        0.960           1.238                    -
                                                            2002        1.000           0.960                    -

   AllianceBernstein Large-Cap Growth Portfolio - Class
   B (5/02)                                                 2005        1.206           1.352                    -
                                                            2004        1.141           1.206                    -
                                                            2003        0.947           1.141                    -
                                                            2002        1.000           0.947                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/02)               2005        1.439           1.602              138,235
                                                            2004        1.299           1.439              117,326
                                                            2003        0.984           1.299               27,500
                                                            2002        1.000           0.984                    -

   Growth Fund - Class 2 Shares (12/01)                     2005        1.408           1.596              400,790
                                                            2004        1.282           1.408              310,557
                                                            2003        0.960           1.282               18,290
                                                            2002        1.000           0.960                    -

   Growth-Income Fund - Class 2 Shares (12/01)              2005        1.352           1.396              698,656
                                                            2004        1.255           1.352              519,464
                                                            2003        0.971           1.255               98,877
                                                            2002        1.000           0.971                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)         2005        1.685           1.763               16,074
                                                            2004        1.314           1.685               15,026
                                                            2003        1.005           1.314                    -
                                                            2002        1.000           1.005                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III
   (11/03)                                                  2005        1.196           1.286              121,502
                                                            2004        1.073           1.196               81,602
                                                            2003        1.000           1.073                    -
   Mercury Value Opportunities V.I. Fund - Class III
   (11/03)                                                  2005        1.194           1.283               50,696
                                                            2004        1.066           1.194               23,600
                                                            2003        1.000           1.066                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares
   (5/05)                                                   2005        1.000           1.028                    -

   Franklin Small-Mid Cap Growth Securities Fund - Class
   2 Shares (5/02)                                          2005        1.411           1.443               53,779
                                                            2004        1.297           1.411               76,355
                                                            2003        0.968           1.297                4,318
                                                            2002        1.000           0.968                    -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)    2005        1.334           1.440              109,818
                                                            2004        1.214           1.334               66,367
                                                            2003        0.994           1.214                    -
                                                            2002        1.000           0.994                    -

   Templeton Developing Markets Securities Fund - Class
   2 Shares (5/03)                                          2005        1.750           2.176               77,549
                                                            2004        1.438           1.750               48,873
                                                            2003        1.000           1.438                3,951

   Templeton Foreign Securities Fund - Class 2 Shares
   (5/02)                                                   2005        1.475           1.586              319,848
                                                            2004        1.275           1.475              261,521

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------       ----    -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2 Shares       2003        0.988           1.275               22,009
   (continued)
                                                            2002        1.000           0.988                    -

   Templeton Growth Securities Fund - Class 2 Shares
   (5/02)                                                   2005        1.425           1.514               34,123
                                                            2004        1.259           1.425               18,185
                                                            2003        0.976           1.259                    -
                                                            2002        1.000           0.976                    -

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)                            2005        1.260           1.283              206,001
                                                            2004        1.187           1.260              169,184
                                                            2003        0.977           1.187                4,463
                                                            2002        1.000           0.977                    -

   Diversified Strategic Income Portfolio (3/02)            2005        1.147           1.148               48,239
                                                            2004        1.101           1.147               21,561
                                                            2003        1.010           1.101                    -
                                                            2002        1.000           1.010                    -

   Equity Index Portfolio - Class II Shares (6/02)          2005        1.296           1.319               57,517
                                                            2004        1.205           1.296               56,683
                                                            2003        0.967           1.205                4,400
                                                            2002        1.000           0.967                    -

   Fundamental Value Portfolio (2/02)                       2005        1.379           1.410              222,410
                                                            2004        1.306           1.379              246,905
                                                            2003        0.965           1.306                    -
                                                            2002        1.000           0.965                    -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (4/02)         2005        1.519           1.661               12,120
                                                            2004        1.292           1.519                5,260
                                                            2003        0.983           1.292                    -
                                                            2002        1.000           0.983                    -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)             2005        1.487           1.509              117,932
                                                            2004        1.326           1.487              115,028
                                                            2003        1.000           1.326               16,913

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                       2005        1.358           1.369               72,341
                                                            2004        1.236           1.358               45,415
                                                            2003        1.000           1.236                    -

   Mid-Cap Value Portfolio (5/03)                           2005        1.514           1.599              143,324
                                                            2004        1.251           1.514               85,876
                                                            2003        1.000           1.251               33,139

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)      2005        1.106           1.102               90,023
                                                            2004        1.041           1.106               76,552
                                                            2003        1.000           1.041                4,873

   Total Return Portfolio - Administrative Class (2/02)     2005        1.061           1.061              438,654
                                                            2004        1.037           1.061              341,573
                                                            2003        1.012           1.037               37,287
                                                            2002        1.000           1.012                    -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares
   (1/00)                                                   2005        1.295           1.356                    -
                                                            2004        1.234           1.295                    -
                                                            2003        0.958           1.234                    -
                                                            2002        1.000           0.958                    -

   Putnam VT International Equity Fund - Class IB Shares
   (5/02)                                                   2005        1.414           1.548                    -
                                                            2004        1.247           1.414                    -
                                                            2003        0.994           1.247                    -
                                                            2002        1.000           0.994                    -

   Putnam VT Small Cap Value Fund - Class IB Shares
   (3/02)                                                   2005        1.756           1.835                    -
                                                            2004        1.426           1.756                    -
                                                            2003        0.977           1.426                    -
                                                            2002        1.000           0.977                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (12/01)                           2005        1.376           1.397               44,222
                                                            2004        1.302           1.376               56,429

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
   All Cap Fund - Class I  (continued)                      2003        0.960           1.302                    -
                                                            2002        1.000           0.960                    -

   Investors Fund - Class I (2/02)                          2005        1.333           1.386               19,317
                                                            2004        1.238           1.333               14,772
                                                            2003        0.958           1.238                    -
                                                            2002        1.000           0.958                    -

   Small Cap Growth Fund - Class I (5/02)                   2005        1.583           1.620                5,170
                                                            2004        1.409           1.583               10,091
                                                            2003        0.969           1.409                    -
                                                            2002        1.000           0.969                    -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (9/02)          2005        1.170           1.140               19,018
                                                            2004        1.160           1.170               29,127
                                                            2003        0.963           1.160                    -
                                                            2002        1.000           0.963                    -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (4/02)                                         2005        1.262           1.310                    -
                                                            2004        1.258           1.262                    -
                                                            2003        0.960           1.258                    -
                                                            2002        1.000           0.960                    -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                            2005        1.293           1.328              798,683
                                                            2004        1.243           1.293              766,304
                                                            2003        0.969           1.243              177,618
                                                            2002        1.000           0.969                    -

   Multiple Discipline Portfolio - Balanced All Cap
   Growth and Value (10/02)                                 2005        1.194           1.215              685,244
                                                            2004        1.165           1.194              335,517
                                                            2003        0.979           1.165               22,380
                                                            2002        1.000           0.979                    -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                        2005        1.329           1.382              189,170
                                                            2004        1.235           1.329              153,504

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth    2003        0.962           1.235                    -
   and Value  (continued)
                                                            2002        1.000           0.962                    -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                            2005        1.261           1.274               29,628
                                                            2004        1.210           1.261               25,430
                                                            2003        0.961           1.210                    -
                                                            2002        1.000           0.961                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)                2005        1.268           1.345               11,612
                                                            2004        1.220           1.268                    -
                                                            2003        0.967           1.220                    -
                                                            2002        1.000           0.967                    -

   Equity Income Portfolio (5/02)                           2005        1.315           1.341               66,824
                                                            2004        1.226           1.315               50,384
                                                            2003        0.958           1.226                4,325
                                                            2002        1.000           0.958                    -

   Large Cap Portfolio (6/02)                               2005        1.222           1.296                    -
                                                            2004        1.176           1.222                    -
                                                            2003        0.966           1.176                    -
                                                            2002        1.000           0.966                    -

   Managed Allocation Series: Aggressive Portfolio
   (5/05)                                                   2005        1.000           1.104                    -

   Managed Allocation Series: Conservative Portfolio
   (7/05)                                                   2005        1.006           1.015                    -

   Managed Allocation Series: Moderate Portfolio (6/05)     2005        1.007           1.049                    -

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05)                                         2005        1.000           1.082                    -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                         2005        1.000           1.027                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------               ----    -------------   -------------     ---------------
Mercury Large Cap Core Portfolio (8/02)                     2005        1.301           1.422                3,795
                                                            2004        1.150           1.301                3,795
                                                            2003        0.973           1.150                    -
                                                            2002        1.000           0.973                    -

MFS Emerging Growth Portfolio (8/02)                        2005        1.346           1.304                    -
                                                            2004        1.223           1.346               38,397
                                                            2003        0.971           1.223                    -
                                                            2002        1.000           0.971                    -

MFS Mid Cap Growth Portfolio (3/02)                         2005        1.450           1.458               58,156
                                                            2004        1.302           1.450               11,068
                                                            2003        0.974           1.302                    -
                                                            2002        1.000           0.974                    -

MFS Total Return Portfolio (2/02)                           2005        1.219           1.225              446,074
                                                            2004        1.121           1.219              351,659
                                                            2003        0.986           1.121                4,696
                                                            2002        1.000           0.986                    -

MFS Value Portfolio (5/04)                                  2005        1.114           1.158               23,589
                                                            2004        1.000           1.114                5,161

Mondrian International Stock Portfolio (3/02)               2005        1.419           1.516               70,701
                                                            2004        1.256           1.419               51,990
                                                            2003        1.001           1.256                4,334
                                                            2002        1.000           1.001                    -

Pioneer Fund Portfolio (5/03)                               2005        1.310           1.355               49,236
                                                            2004        1.208           1.310               50,441
                                                            2003        1.000           1.208                    -

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.035           1.034                    -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.088           1.101               78,141
                                                            2004        1.000           1.088               67,513

Strategic Equity Portfolio (4/02)                           2005        1.348           1.343                    -
                                                            2004        1.254           1.348                    -
                                                            2003        0.969           1.254                    -
                                                            2002        1.000           0.969                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)    2005        1.026           1.109                    -

   Style Focus Series: Small Cap Value Portfolio (5/05)     2005        1.000           1.105                    -

   Travelers Managed Income Portfolio (3/02)                2005        1.077           1.065               62,950
                                                            2004        1.073           1.077               48,751
                                                            2003        1.014           1.073                    -
                                                            2002        1.000           1.014                    -

   Van Kampen Enterprise Portfolio (1/00)                   2005        1.200           1.263                    -
                                                            2004        1.184           1.200                    -
                                                            2003        0.966           1.184                    -
                                                            2002        1.000           0.966                    -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                   2005        0.983           0.982               71,556
                                                            2004        0.996           0.983               27,260
                                                            2003        1.000           0.996                    -

   Smith Barney Aggressive Growth Portfolio (12/01)         2005        1.339           1.459              193,981
                                                            2004        1.248           1.339              199,978
                                                            2003        0.951           1.248                    -
                                                            2002        1.000           0.951                    -

   Smith Barney High Income Portfolio (3/02)                2005        1.351           1.352               28,027
                                                            2004        1.253           1.351               24,080
                                                            2003        1.007           1.253               18,529
                                                            2002        1.000           1.007                    -

   Smith Barney International All Cap Growth Portfolio
   (8/02)                                                   2005        1.410           1.537                    -
                                                            2004        1.226           1.410                    -
                                                            2003        0.985           1.226                    -
                                                            2002        1.000           0.985                    -

   Smith Barney Large Cap Value Portfolio (2/02)            2005        1.302           1.354                    -
                                                            2004        1.206           1.302                    -
                                                            2003        0.969           1.206                    -
                                                            2002        1.000           0.969                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Large Capitalization Growth Portfolio (2/02)   2005        1.334           1.370               48,819
                                                               2004        1.362           1.334              147,968
                                                               2003        0.946           1.362                    -
                                                               2002        1.000           0.946                    -

   Smith Barney Mid Cap Core Portfolio (2/02)                  2005        1.332           1.408               76,617
                                                               2004        1.236           1.332              178,711
                                                               2003        0.976           1.236                    -
                                                               2002        1.000           0.976                    -

   Smith Barney Money Market Portfolio (4/02)                  2005        0.966           0.969               92,177
                                                               2004        0.982           0.966              138,012
                                                               2003        0.999           0.982                    -
                                                               2002        1.000           0.999                    -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/02)           2005        1.245           1.311                    -
                                                               2004        1.192           1.245                    -
                                                               2003        0.959           1.192                    -
                                                               2002        1.000           0.959                    -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (6/02)                                                      2005        1.523           1.559                2,820
                                                               2004        1.350           1.523                2,820
                                                               2003        0.974           1.350                    -
                                                               2002        1.000           0.974                    -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/02)              2005        1.397           1.594               88,318
                                                               2004        1.242           1.397               82,528
                                                               2003        0.991           1.242                    -
                                                               2002        1.000           0.991                    -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.618           1.864               87,770
                                                               2004        1.330           1.618               55,163
                                                               2003        0.986           1.330                    -
                                                               2002        1.000           0.986                    -

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.

Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, which is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was substituted for the Travelers Series Trust: AIM Capital Appreciation Portfolio, which is no longer available as a funding option.

On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was substituted for the AllianceBernstein Variable Product Series Fund Inc: AllianceBerstein Growth and Income Portfolio - Class B, which is no longer available as a funding option.

On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was substituted fo the Greenwich Street Series Fund: Appreciation Portfolio, which is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was substituted for the Greenwich Street Series Fund: Appreciation Portfolio, which is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was substituted for the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, which is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was substituted for the American Funds Insurance Series:
Growth - Income Fund - Class 2 Shares, which is no longer available as a funding option.

On 02/25/2005. the PBHG Funds: PBHG Growth Fund - Advisor Class was substituted for the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, which is no longer available as a funding option.

On 02/25/2005. the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was substituted for the Travelers Series Trust: Pioneer Strategic Income Portfolio, which is no longer available as a funding option.

AllianceBernstein Large-Cap Growth Portfolio is no longer available to new contract owners

AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract holders.

Fixed Fund is no longer available to new contract owners

Franklin Small - Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners

Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners

Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners

Van Kampen LIT Emerging Growth Portfolio is no longer available to new contract owners

                              PORTFOLIO ARCHITECT 3

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                             UNIT VALUE AT                     NUMBER OF UNITS
                                                                             BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Capital Appreciation Fund (3/02)                                 2005        1.111            1.287                 -
                                                                     2004        0.949            1.111                 -
                                                                     2003        0.775            0.949                 -
                                                                     2002        1.000            0.775                 -

    High Yield Bond Trust (5/04)                                     2005        1.065            1.057                 -
                                                                     2004        1.000            1.065                 -

    Managed Assets Trust (5/04)                                      2005        1.073            1.092                 -
                                                                     2004        1.000            1.073                 -

    Money Market Portfolio (3/02)                                    2005        0.972            0.980                 -
                                                                     2004        0.982            0.972                 -
                                                                     2003        0.995            0.982                 -
                                                                     2002        1.000            0.995                 -

AIM Variable Insurance Funds
    AIM V.I. Premier Equity Fund - Series I (10/02)                  2005        0.991            1.025                 -
                                                                     2004        0.956            0.991                 -
                                                                     2003        0.780            0.956                 -
                                                                     2002        1.142            0.780                 -
                                                                     2001        1.000            1.142                 -

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Large-Cap Growth Portfolio - Class B (5/02)    2005        1.028            1.156             2,023
                                                                     2004        0.968            1.028                 -
                                                                     2003        0.801            0.968                 -
                                                                     2002        1.182            0.801                 -
                                                                     2001        1.000            1.182                 -

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (2/00)                       2005        1.463            1.635            92,526
                                                                     2004        1.316            1.463            45,727
                                                                     2003        0.993            1.316                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                     NUMBER OF UNITS
                                                                             BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Global Growth Fund - Class 2 Shares  (continued)                 2002        1.187            0.993                     -
                                                                     2001        1.000            1.187                     -

    Growth Fund - Class 2 Shares (2/00)                              2005        1.353            1.540               339,051
                                                                     2004        1.227            1.353               224,757
                                                                     2003        0.916            1.227                13,689
                                                                     2002        1.237            0.916                     -
                                                                     2001        1.000            1.237                     -

    Growth-Income Fund - Class 2 Shares (2/00)                       2005        1.282            1.330               210,374
                                                                     2004        1.186            1.282               141,724
                                                                     2003        0.914            1.186                88,389
                                                                     2002        1.143            0.914                     -
                                                                     2001        1.000            1.143                     -

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (3/02)            2005        1.370            1.717                     -
                                                                     2004        1.119            1.370                     -
                                                                     2003        0.799            1.119                     -
                                                                     2002        1.000            0.799                     -

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (3/02)                 2005        1.609            1.690                     -
                                                                     2004        1.250            1.609                     -
                                                                     2003        0.952            1.250                     -
                                                                     2002        1.000            0.952                     -

Dreyfus Variable Investment Fund
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (3/02)     2005        0.975            0.997                     -
                                                                     2004        0.948            0.975                     -
                                                                     2003        0.798            0.948                     -
                                                                     2002        1.000            0.798                     -

    Dreyfus VIF - Developing Leaders Portfolio - Initial
      Shares (3/02)                                                  2005        1.057            1.096                     -
                                                                     2004        0.969            1.057                     -
                                                                     2003        0.751            0.969                     -
                                                                     2002        1.000            0.751                     -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                     NUMBER OF UNITS
                                                                             BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------------    ----    -------------    -------------    ---------------
FAM Variable Series Funds, Inc.

    Mercury Global Allocation V.I. Fund - Class III (11/03)          2005        1.201            1.297                  -
                                                                     2004        1.074            1.201                  -
                                                                     2003        1.000            1.074                  -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)        2005        1.199            1.294              6,383
                                                                     2004        1.067            1.199              1,538
                                                                     2003        1.000            1.067                  -

Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Securities Fund - Class 2 Shares (5/02)            2005        1.138            1.233            113,725
                                                                     2004        1.031            1.138             62,851
                                                                     2003        0.841            1.031                  -
                                                                     2002        1.000            0.841                  -

    Templeton Developing Markets Securities Fund - Class 2 Shares
      (5/03)                                                         2005        1.761            2.199             34,370
                                                                     2004        1.442            1.761             27,878
                                                                     2003        1.000            1.442              4,181

    Templeton Foreign Securities Fund - Class 2 Shares (2/00)        2005        1.361            1.469             98,761
                                                                     2004        1.172            1.361             66,369
                                                                     2003        0.904            1.172             10,166
                                                                     2002        1.134            0.904                  -
                                                                     2001        1.000            1.134                  -

    Templeton Growth Securities Fund - Class 2 Shares (8/02)         2005        1.160            1.237              5,511
                                                                     2004        1.020            1.160              1,140
                                                                     2003        0.788            1.020                  -
                                                                     2002        1.000            0.788                  -

Greenwich Street Series Fund
    Equity Index Portfolio - Class II Shares (6/02)                  2005        1.173            1.198             32,169
                                                                     2004        1.086            1.173             24,381
                                                                     2003        0.867            1.086                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                     NUMBER OF UNITS
                                                                             BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Equity Index Portfolio - Class II Shares  (continued)            2002        1.141            0.867                 -
                                                                     2001        1.000            1.141                 -

    Salomon Brothers Variable Aggressive Growth Fund -
      Class I Shares (1/00)                                          2005        1.107            1.192                 -
                                                                     2004        1.035            1.107                 -
                                                                     2003        0.754            1.035                 -
                                                                     2002        1.000            0.754                 -

    Salomon Brothers Variable Growth & Income Fund -
      Class I Shares (1/00)                                          2005        1.079            1.095                 -
                                                                     2004        1.016            1.079                 -
                                                                     2003        0.797            1.016                 -
                                                                     2002        1.000            0.797                 -

Janus Aspen Series
    Balanced Portfolio - Service Shares (3/02)                       2005        1.076            1.135                 -
                                                                     2004        1.015            1.076                 -
                                                                     2003        0.911            1.015                 -
                                                                     2002        1.000            0.911                 -

    Global Life Sciences Portfolio - Service Shares (3/02)           2005        1.015            1.117                 -
                                                                     2004        0.907            1.015                 -
                                                                     2003        0.733            0.907                 -
                                                                     2002        1.000            0.733                 -

    Global Technology Portfolio - Service Shares (3/02)              2005        0.880            0.962                 -
                                                                     2004        0.894            0.880                 -
                                                                     2003        0.623            0.894                 -
                                                                     2002        1.000            0.623                 -

    Worldwide Growth Portfolio - Service Shares (3/02)               2005        0.916            0.947                 -
                                                                     2004        0.894            0.916                 -
                                                                     2003        0.738            0.894                 -
                                                                     2002        1.000            0.738                 -

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (5/03)                     2005        1.497            1.525            11,493
                                                                     2004        1.330            1.497            11,540
                                                                     2003        1.000            1.330                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                     NUMBER OF UNITS
                                                                             BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------------    ----    -------------    -------------    ---------------
Lord Abbett Series Fund, Inc.

    Growth and Income Portfolio (5/03)                               2005        1.368            1.383             70,546
                                                                     2004        1.239            1.368             69,261
                                                                     2003        1.000            1.239             71,566

    Mid-Cap Value Portfolio (5/03)                                   2005        1.524            1.616             78,565
                                                                     2004        1.254            1.524             66,625
                                                                     2003        1.000            1.254             13,602

Oppenheimer Variable Account Funds
    Oppenheimer Main Street Fund/VA - Service Shares (5/04)          2005        1.069            1.108                  -
                                                                     2004        1.000            1.069                  -

PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (5/03)              2005        1.113            1.113            288,960
                                                                     2004        1.043            1.113            171,050
                                                                     2003        1.000            1.043             78,471

    Total Return Portfolio - Administrative Class (2/02)             2005        1.132            1.137            388,412
                                                                     2004        1.102            1.132            164,259
                                                                     2003        1.071            1.102                  -
                                                                     2002        1.002            1.071                  -
                                                                     2001        1.000            1.002                  -

Putnam Variable Trust
    Putnam VT Discovery Growth Fund - Class IB Shares (1/00)         2005        1.159            1.218                  -
                                                                     2004        1.100            1.159                  -
                                                                     2003        0.850            1.100                  -
                                                                     2002        1.233            0.850                  -
                                                                     2001        1.000            1.233                  -

    Putnam VT International Equity Fund - Class IB Shares (5/02)     2005        1.315            1.445                  -
                                                                     2004        1.155            1.315                  -
                                                                     2003        0.917            1.155                  -
                                                                     2002        1.137            0.917                  -
                                                                     2001        1.000            1.137                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                     NUMBER OF UNITS
                                                                             BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Putnam VT Small Cap Value Fund - Class IB Shares (3/02)          2005        1.771            1.858            34,614
                                                                     2004        1.433            1.771            15,588
                                                                     2003        0.977            1.433                 -
                                                                     2002        1.220            0.977                 -
                                                                     2001        1.000            1.220                 -

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund - Class I (12/01)                                   2005        1.196            1.219            30,618
                                                                     2004        1.127            1.196             9,549
                                                                     2003        0.827            1.127                 -
                                                                     2002        1.127            0.827                 -
                                                                     2001        1.000            1.127                 -

    Investors Fund - Class I (2/02)                                  2005        1.197            1.250            18,740
                                                                     2004        1.107            1.197             9,435
                                                                     2003        0.854            1.107                 -
                                                                     2002        1.133            0.854                 -
                                                                     2001        1.000            1.133                 -

    Large Cap Growth Fund - Class I (8/02)                           2005        1.111            1.145                 -
                                                                     2004        1.128            1.111                 -
                                                                     2003        0.797            1.128                 -
                                                                     2002        1.000            0.797                 -

    Small Cap Growth Fund - Class I (5/02)                           2005        1.320            1.357            57,267
                                                                     2004        1.171            1.320            56,224
                                                                     2003        0.802            1.171                 -
                                                                     2002        1.255            0.802                 -
                                                                     2001        1.000            1.255                 -

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (5/02)                        2005        1.189            1.266                 -
                                                                     2004        1.139            1.189                 -
                                                                     2003        0.899            1.139                 -
                                                                     2002        1.206            0.899                 -
                                                                     2001        1.000            1.206                 -

    Convertible Securities Portfolio (3/02)                          2005        1.204            1.184                 -
                                                                     2004        1.156            1.204                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                     NUMBER OF UNITS
                                                                             BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Convertible Securities Portfolio  (continued)                    2003        0.935            1.156                 -
                                                                     2002        1.000            0.935                 -

    Disciplined Mid Cap Stock Portfolio (3/02)                       2005        1.184            1.304                 -
                                                                     2004        1.038            1.184                 -
                                                                     2003        0.792            1.038                 -
                                                                     2002        1.000            0.792                 -

    Equity Income Portfolio (5/02)                                   2005        1.317            1.348            74,242
                                                                     2004        1.224            1.317            52,584
                                                                     2003        0.952            1.224            35,771
                                                                     2002        1.129            0.952                 -
                                                                     2001        1.000            1.129                 -

    Federated High Yield Portfolio (3/02)                            2005        1.284            1.290             4,553
                                                                     2004        1.187            1.284             4,376
                                                                     2003        0.990            1.187                 -
                                                                     2002        1.000            0.990                 -

    Federated Stock Portfolio (3/02)                                 2005        1.058            1.091                 -
                                                                     2004        0.977            1.058                 -
                                                                     2003        0.781            0.977                 -
                                                                     2002        1.000            0.781                 -

    Large Cap Portfolio (6/02)                                       2005        1.096            1.167                 -
                                                                     2004        1.050            1.096                 -
                                                                     2003        0.860            1.050                 -
                                                                     2002        1.137            0.860                 -
                                                                     2001        1.000            1.137                 -

    Managed Allocation Series: Aggressive Portfolio (5/05)           2005        1.000            1.107                 -

    Managed Allocation Series: Conservative Portfolio (7/05)         2005        1.007            1.018                 -

    Managed Allocation Series: Moderate Portfolio (6/05)             2005        1.008            1.052            14,308

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                     NUMBER OF UNITS
                                                                             BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Managed Allocation Series: Moderate-Aggressive Portfolio
     (5/05)                                                          2005        1.000            1.085                 -

    Managed Allocation Series: Moderate-Conservative Portfolio
     (6/05)                                                          2005        1.000            1.029                 -

    Mercury Large Cap Core Portfolio (8/02)                          2005        1.137            1.249            39,338
                                                                     2004        1.002            1.137            33,831
                                                                     2003        0.844            1.002                 -
                                                                     2002        1.151            0.844                 -
                                                                     2001        1.000            1.151                 -

    MFS Emerging Growth Portfolio (8/02)                             2005        1.096            1.063                 -
                                                                     2004        0.993            1.096                 -
                                                                     2003        0.785            0.993                 -
                                                                     2002        1.218            0.785                 -
                                                                     2001        1.000            1.218                 -

    MFS Mid Cap Growth Portfolio (3/02)                              2005        0.822            0.830            10,540
                                                                     2004        0.736            0.822            10,388
                                                                     2003        0.548            0.736                 -
                                                                     2002        1.000            0.548                 -

    MFS Total Return Portfolio (2/02)                                2005        1.250            1.261            80,510
                                                                     2004        1.144            1.250            46,257
                                                                     2003        1.002            1.144            74,835
                                                                     2002        1.080            1.002                 -
                                                                     2001        1.000            1.080                 -

    MFS Value Portfolio (5/04)                                       2005        1.117            1.165            19,960
                                                                     2004        1.000            1.117             8,567

    Mondrian International Stock Portfolio (3/02)                    2005        1.202            1.290            47,848
                                                                     2004        1.060            1.202            30,586
                                                                     2003        0.842            1.060                 -
                                                                     2002        1.000            0.842                 -

    Pioneer Fund Portfolio (5/03)                                    2005        1.319            1.370             2,908
                                                                     2004        1.212            1.319             1,735
                                                                     2003        1.000            1.212                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                     NUMBER OF UNITS
                                                                             BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Pioneer Mid Cap Value Portfolio (7/05)                           2005        1.036            1.037                 -

    Pioneer Strategic Income Portfolio (5/04)                        2005        1.091            1.108            52,692
                                                                     2004        1.000            1.091            30,316

    Strategic Equity Portfolio (4/02)                                2005        1.047            1.047                 -
                                                                     2004        0.970            1.047                 -
                                                                     2003        0.747            0.970                 -
                                                                     2002        1.148            0.747                 -
                                                                     2001        1.000            1.148                 -

    Style Focus Series: Small Cap Growth Portfolio (6/05)            2005        1.027            1.112                 -

    Style Focus Series: Small Cap Value Portfolio (5/05)             2005        1.000            1.108                 -

    Travelers Quality Bond Portfolio (3/02)                          2005        1.118            1.113                 -
                                                                     2004        1.104            1.118                 -
                                                                     2003        1.054            1.104                 -
                                                                     2002        1.000            1.054                 -

    U.S. Government Securities Portfolio (5/04)                      2005        1.048            1.071                 -
                                                                     2004        1.000            1.048                 -

Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio - Class I Shares (9/03)      2005        0.989            0.991            30,100
                                                                     2004        0.997            0.989                 -
                                                                     2003        1.000            0.997                 -

    Social Awareness Stock Portfolio (5/04)                          2005        1.078            1.103                 -
                                                                     2004        1.000            1.078                 -

Van Kampen Life Investment Trust
    Comstock Portfolio - Class II Shares (3/02)                      2005        1.127            1.149                 -
                                                                     2004        0.979            1.127                 -
                                                                     2003        0.764            0.979                 -
                                                                     2002        1.000            0.764                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                     NUMBER OF UNITS
                                                                             BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Enterprise Portfolio - Class II Shares (3/02)                    2005        0.904            0.956                 -
                                                                     2004        0.889            0.904                 -
                                                                     2003        0.722            0.889                 -
                                                                     2002        1.000            0.722                 -

Variable Insurance Products Fund
    Contrafund(R) Portfolio - Service Class 2 (3/02)                 2005        1.226            1.402                 -
                                                                     2004        1.087            1.226                 -
                                                                     2003        0.865            1.087                 -
                                                                     2002        1.000            0.865                 -

    Dynamic Capital Appreciation Portfolio - Service Class 2 (3/02)  2005        1.047            1.238                 -
                                                                     2004        1.055            1.047                 -
                                                                     2003        0.862            1.055                 -
                                                                     2002        1.000            0.862                 -

    Mid Cap Portfolio - Service Class 2 (3/02)                       2005        1.411            1.631            89,979
                                                                     2004        1.155            1.411            46,989
                                                                     2003        0.853            1.155                 -
                                                                     2002        1.000            0.853                 -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                             UNIT VALUE AT                     NUMBER OF UNITS
                                                                             BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Capital Appreciation Fund (3/02)                                 2005        1.340            1.551                159
                                                                     2004        1.145            1.340                  -
                                                                     2003        1.000            1.145                  -

    High Yield Bond Trust (5/04)                                     2005        1.065            1.057                  -
                                                                     2004        1.000            1.065                  -

    Managed Assets Trust (5/04)                                      2005        1.073            1.091                  -
                                                                     2004        1.000            1.073                  -

    Money Market Portfolio (3/02)                                    2005        0.984            0.991                  -
                                                                     2004        0.994            0.984                  -
                                                                     2003        1.000            0.994                  -

AIM Variable Insurance Funds
    AIM V.I. Premier Equity Fund - Series I (10/02)                  2005        1.152            1.191                  -
                                                                     2004        1.112            1.152                  -
                                                                     2003        1.000            1.112                  -

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Large-Cap Growth Portfolio - Class B (5/02)    2005        1.159            1.304                  -
                                                                     2004        1.093            1.159                  -
                                                                     2003        1.000            1.093                  -

American Funds Insurance Series

    Global Growth Fund - Class 2 Shares (2/00)                       2005        1.319            1.474             33,810
                                                                     2004        1.187            1.319             20,425
                                                                     2003        1.000            1.187                  -

    Growth Fund - Class 2 Shares (2/00)                              2005        1.266            1.440            495,689
                                                                     2004        1.149            1.266            102,273
                                                                     2003        1.000            1.149                  -

    Growth-Income Fund - Class 2 Shares (2/00)                       2005        1.239            1.284            278,103
                                                                     2004        1.147            1.239            107,765
                                                                     2003        1.000            1.147                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                     NUMBER OF UNITS
                                                                             BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------------    ----    -------------    -------------    ---------------
Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (3/02)            2005        1.496            1.875                  -
                                                                     2004        1.223            1.496                  -
                                                                     2003        1.000            1.223                  -

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (3/02)                 2005        1.470            1.543              1,987
                                                                     2004        1.143            1.470                  -
                                                                     2003        1.000            1.143                  -

Dreyfus Variable Investment Fund
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (3/02)     2005        1.144            1.169                  -
                                                                     2004        1.112            1.144                  -
                                                                     2003        1.000            1.112                  -

    Dreyfus VIF - Developing Leaders Portfolio - Initial
     Shares (3/02)                                                   2005        1.252            1.297                  -
                                                                     2004        1.148            1.252                  -
                                                                     2003        1.000            1.148                  -

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (11/03)          2005        1.201            1.295              2,632
                                                                     2004        1.074            1.201                  -
                                                                     2003        1.000            1.074                  -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)        2005        1.199            1.293            118,685
                                                                     2004        1.067            1.199                  -
                                                                     2003        1.000            1.067                  -

Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Securities Fund - Class 2 Shares (5/02)            2005        1.232            1.334            156,547
                                                                     2004        1.117            1.232             32,618
                                                                     2003        1.000            1.117                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                     NUMBER OF UNITS
                                                                             BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------------    ----    -------------    -------------    ---------------

    Templeton Developing Markets Securities Fund - Class 2
     Shares (5/03)                                                   2005        1.542            1.924             26,812
                                                                     2004        1.263            1.542                  -
                                                                     2003        1.000            1.263                  -

    Templeton Foreign Securities Fund - Class 2 Shares (2/00)        2005        1.364            1.472            111,621
                                                                     2004        1.175            1.364             10,115
                                                                     2003        1.000            1.175                  -

    Templeton Growth Securities Fund - Class 2 Shares (8/02)         2005        1.319            1.406            121,975
                                                                     2004        1.161            1.319                  -
                                                                     2003        1.000            1.161                  -

Greenwich Street Series Fund
    Equity Index Portfolio - Class II Shares (6/02)                  2005        1.219            1.245             56,720
                                                                     2004        1.130            1.219             54,008
                                                                     2003        1.000            1.130                  -

    Salomon Brothers Variable Aggressive Growth Fund -
     Class I Shares (1/00)                                           2005        1.223            1.316                  -
                                                                     2004        1.145            1.223                  -
                                                                     2003        1.000            1.145                  -

    Salomon Brothers Variable Growth & Income Fund -
     Class I Shares (1/00)                                           2005        1.194            1.212                  -
                                                                     2004        1.125            1.194                  -
                                                                     2003        1.000            1.125                  -

Janus Aspen Series
    Balanced Portfolio - Service Shares (3/02)                       2005        1.142            1.204                  -
                                                                     2004        1.077            1.142                  -
                                                                     2003        1.000            1.077                  -

    Global Life Sciences Portfolio - Service Shares (3/02)           2005        1.249            1.374                  -
                                                                     2004        1.117            1.249                  -
                                                                     2003        1.000            1.117                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                     NUMBER OF UNITS
                                                                             BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Global Technology Portfolio - Service Shares (3/02)              2005        1.181            1.290                  -
                                                                     2004        1.199            1.181                  -
                                                                     2003        1.000            1.199                  -

    Worldwide Growth Portfolio - Service Shares (3/02)               2005        1.168            1.208                  -
                                                                     2004        1.141            1.168                  -
                                                                     2003        1.000            1.141                  -

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (5/03)                     2005        1.320            1.344             44,697
                                                                     2004        1.173            1.320              4,856
                                                                     2003        1.000            1.173                  -

Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (5/03)                               2005        1.258            1.272              5,316
                                                                     2004        1.140            1.258                  -
                                                                     2003        1.000            1.140                  -

    Mid-Cap Value Portfolio (5/03)                                   2005        1.404            1.488             87,302
                                                                     2004        1.156            1.404             16,199
                                                                     2003        1.000            1.156                  -

Oppenheimer Variable Account Funds
    Oppenheimer Main Street Fund/VA - Service Shares (5/04)          2005        1.069            1.107                  -
                                                                     2004        1.000            1.069                  -

PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (5/03)              2005        1.115            1.115            185,851
                                                                     2004        1.046            1.115             10,245
                                                                     2003        1.000            1.046                  -

    Total Return Portfolio - Administrative Class (2/02)             2005        1.052            1.056            470,959
                                                                     2004        1.024            1.052              4,979
                                                                     2003        1.000            1.024                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                     NUMBER OF UNITS
                                                                             BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------------    ----    -------------    -------------    ---------------
Putnam Variable Trust
    Putnam VT Discovery Growth Fund - Class IB Shares (1/00)         2005        1.186            1.246                -
                                                                     2004        1.126            1.186                -
                                                                     2003        1.000            1.126                -

    Putnam VT International Equity Fund - Class IB Shares (5/02)     2005        1.343            1.475                -
                                                                     2004        1.180            1.343                -
                                                                     2003        1.000            1.180                -

    Putnam VT Small Cap Value Fund - Class IB Shares (3/02)          2005        1.528            1.601                -
                                                                     2004        1.236            1.528                -
                                                                     2003        1.000            1.236                -

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund - Class I (12/01)                                   2005        1.241            1.264                -
                                                                     2004        1.170            1.241                -
                                                                     2003        1.000            1.170                -

    Investors Fund - Class I (2/02)                                  2005        1.240            1.293            5,937
                                                                     2004        1.147            1.240                -
                                                                     2003        1.000            1.147                -

    Large Cap Growth Fund - Class I (8/02)                           2005        1.144            1.179                -
                                                                     2004        1.162            1.144                -
                                                                     2003        1.000            1.162                -

    Small Cap Growth Fund - Class I (5/02)                           2005        1.394            1.432                -
                                                                     2004        1.236            1.394                -
                                                                     2003        1.000            1.236                -

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (5/02)                        2005        1.185            1.262                -
                                                                     2004        1.136            1.185                -
                                                                     2003        1.000            1.136                -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                     NUMBER OF UNITS
                                                                             BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Convertible Securities Portfolio (3/02)                          2005        1.148            1.128                 -
                                                                     2004        1.103            1.148                 -
                                                                     2003        1.000            1.103                 -

    Disciplined Mid Cap Stock Portfolio (3/02)                       2005        1.336            1.471                 -
                                                                     2004        1.172            1.336                 -
                                                                     2003        1.000            1.172                 -

    Equity Income Portfolio (5/02)                                   2005        1.218            1.246            45,518
                                                                     2004        1.132            1.218                 -
                                                                     2003        1.000            1.132                 -

    Federated High Yield Portfolio (3/02)                            2005        1.179            1.184                 -
                                                                     2004        1.091            1.179                 -
                                                                     2003        1.000            1.091                 -

    Federated Stock Portfolio (3/02)                                 2005        1.241            1.280                 -
                                                                     2004        1.146            1.241                 -
                                                                     2003        1.000            1.146                 -

    Large Cap Portfolio (6/02)                                       2005        1.172            1.247             1,666
                                                                     2004        1.123            1.172                 -
                                                                     2003        1.000            1.123                 -

    Managed Allocation Series: Aggressive Portfolio (5/05)           2005        1.000            1.106                 -

    Managed Allocation Series: Conservative Portfolio (7/05)         2005        1.007            1.017                 -

    Managed Allocation Series: Moderate Portfolio (6/05)             2005        1.008            1.051                 -

    Managed Allocation Series: Moderate-Aggressive Portfolio
     (5/05)                                                          2005        1.000            1.084                 -

    Managed Allocation Series: Moderate-Conservative Portfolio
     (6/05)                                                          2005        1.000            1.028                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                     NUMBER OF UNITS
                                                                             BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------------    ----    -------------    -------------    ---------------
    Mercury Large Cap Core Portfolio (8/02)                          2005        1.236            1.357                  -
                                                                     2004        1.090            1.236                  -
                                                                     2003        1.000            1.090                  -

    MFS Emerging Growth Portfolio (8/02)                             2005        1.220            1.183                  -
                                                                     2004        1.105            1.220                  -
                                                                     2003        1.000            1.105                  -

    MFS Mid Cap Growth Portfolio (3/02)                              2005        1.264            1.276              6,041
                                                                     2004        1.132            1.264                  -
                                                                     2003        1.000            1.132                  -

    MFS Total Return Portfolio (2/02)                                2005        1.177            1.187             96,384
                                                                     2004        1.078            1.177              9,432
                                                                     2003        1.000            1.078                  -

    MFS Value Portfolio (5/04)                                       2005        1.117            1.164            125,223
                                                                     2004        1.000            1.117                  -

    Mondrian International Stock Portfolio (3/02)                    2005        1.313            1.408              3,713
                                                                     2004        1.158            1.313                  -
                                                                     2003        1.000            1.158                  -

    Pioneer Fund Portfolio (5/03)                                    2005        1.226            1.273                  -
                                                                     2004        1.127            1.226                  -
                                                                     2003        1.000            1.127                  -

    Pioneer Mid Cap Value Portfolio (7/05)                           2005        1.036            1.036                  -

    Pioneer Strategic Income Portfolio (5/04)                        2005        1.091            1.107            119,462
                                                                     2004        1.000            1.091                  -

    Strategic Equity Portfolio (4/02)                                2005        1.205            1.204                  -
                                                                     2004        1.116            1.205                  -
                                                                     2003        1.000            1.116                  -

    Style Focus Series: Small Cap Growth Portfolio (6/05)            2005        1.026            1.112                  -

    Style Focus Series: Small Cap Value Portfolio (5/05)             2005        1.000            1.107                  -


                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ----------------
   Travelers Quality Bond Portfolio (3/02)                     2005        1.036           1.031                 -
                                                               2004        1.024           1.036                 -
                                                               2003        1.000           1.024                 -

   U.S. Government Securities Portfolio (5/04)                 2005        1.047           1.070                 -
                                                               2004        1.000           1.047                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.988           0.990            12,201
                                                               2004        0.997           0.988                 -
                                                               2003        1.000           0.997                 -

   Social Awareness Stock Portfolio (5/04)                     2005        1.078           1.102                 -
                                                               2004        1.000           1.078                 -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2005        1.306           1.332                 -
                                                               2004        1.136           1.306                 -
                                                               2003        1.000           1.136                 -

   Enterprise Portfolio - Class II Shares (3/02)               2005        1.151           1.216                 -
                                                               2004        1.133           1.151                 -
                                                               2003        1.000           1.133                 -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (3/02)            2005        1.286           1.469                 -
                                                               2004        1.141           1.286                 -
                                                               2003        1.000           1.141                 -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/02)                                                      2005        1.096           1.295                 -
                                                               2004        1.105           1.096                 -
                                                               2003        1.000           1.105                 -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.462           1.690            45,068
                                                               2004        1.198           1.462                 -
                                                               2003        1.000           1.198                 -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ----------------
   Capital Appreciation Fund (3/02)                            2005        1.382           1.597              144,490
                                                               2004        1.183           1.382               85,167
                                                               2003        0.968           1.183               62,369
                                                               2002        1.000           0.968                    -

   High Yield Bond Trust (5/04)                                2005        1.064           1.054              102,822
                                                               2004        1.000           1.064               18,738

   Managed Assets Trust (5/04)                                 2005        1.072           1.089               58,901
                                                               2004        1.000           1.072                4,897

   Money Market Portfolio (3/02)                               2005        0.973           0.978              402,325
                                                               2004        0.985           0.973              506,125
                                                               2003        0.999           0.985              175,479
                                                               2002        1.000           0.999                    -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (10/02)             2005        1.218           1.258                7,238
                                                               2004        1.178           1.218                7,578
                                                               2003        0.963           1.178               10,027
                                                               2002        1.000           0.963                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/02)                                                      2005        1.211           1.360              551,459
                                                               2004        1.143           1.211              216,941
                                                               2003        0.948           1.143               66,077
                                                               2002        1.000           0.948                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.445           1.612            5,479,126
                                                               2004        1.302           1.445            3,301,874
                                                               2003        0.984           1.302              560,403
                                                               2002        1.000           0.984                    -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.413           1.606           15,362,612
                                                               2004        1.285           1.413            9,273,858
                                                               2003        0.960           1.285            2,482,245
                                                               2002        1.000           0.960                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ----------------
   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.357           1.404           18,636,981
                                                               2004        1.257           1.357           12,269,497
                                                               2003        0.971           1.257            2,985,394
                                                               2002        1.000           0.971                    -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (3/02)       2005        1.676           2.096                    -
                                                               2004        1.372           1.676                    -
                                                               2003        0.982           1.372                    -
                                                               2002        1.000           0.982                    -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.692           1.773              621,716
                                                               2004        1.317           1.692              363,487
                                                               2003        1.005           1.317              141,660
                                                               2002        1.000           1.005                    -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/02)                                                      2005        1.181           1.206              153,428
                                                               2004        1.150           1.181              109,406
                                                               2003        0.971           1.150               52,034
                                                               2002        1.000           0.971                    -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2005        1.369           1.416              105,628
                                                               2004        1.257           1.369               25,547
                                                               2003        0.976           1.257                1,278
                                                               2002        1.000           0.976                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.199           1.291              491,266
                                                               2004        1.073           1.199              200,346
                                                               2003        1.000           1.073                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ----------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.197           1.289              558,937
                                                               2004        1.067           1.197              213,448
                                                               2003        1.000           1.067                    -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.340           1.448            3,992,826
                                                               2004        1.217           1.340            2,095,459
                                                               2003        0.994           1.217              723,595
                                                               2002        1.000           0.994                    -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.756           2.188            1,505,095
                                                               2004        1.440           1.756              466,250
                                                               2003        1.000           1.440               91,391

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.481           1.596            4,568,600
                                                               2004        1.278           1.481            2,330,211
                                                               2003        0.989           1.278              519,279
                                                               2002        1.000           0.989                    -

   Templeton Growth Securities Fund - Class 2 Shares (8/02)    2005        1.431           1.524            2,064,621
                                                               2004        1.262           1.431              594,562
                                                               2003        0.976           1.262              206,659
                                                               2002        1.000           0.976                    -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/02)             2005        1.302           1.327            2,839,502
                                                               2004        1.208           1.302            2,252,137
                                                               2003        0.967           1.208            1,148,700
                                                               2002        1.000           0.967                    -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (1/00)                                             2005        1.387           1.491              303,039
                                                               2004        1.300           1.387              304,200
                                                               2003        0.949           1.300              288,920
                                                               2002        1.000           0.949                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ----------------
   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (1/00)                                               2005        1.304           1.322               41,546
                                                               2004        1.231           1.304               46,141
                                                               2003        0.967           1.231               33,006
                                                               2002        1.000           0.967                    -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2005        1.170           1.232              108,429
                                                               2004        1.105           1.170              131,283
                                                               2003        0.994           1.105               86,032
                                                               2002        1.000           0.994                    -

   Global Life Sciences Portfolio - Service Shares (3/02)      2005        1.362           1.496                    -
                                                               2004        1.219           1.362                    -
                                                               2003        0.988           1.219                    -
                                                               2002        1.000           0.988                    -

   Global Technology Portfolio - Service Shares (3/02)         2005        1.330           1.450               30,242
                                                               2004        1.352           1.330               13,988
                                                               2003        0.944           1.352               10,065
                                                               2002        1.000           0.944                    -

   Worldwide Growth Portfolio - Service Shares (3/02)          2005        1.211           1.250                8,044
                                                               2004        1.185           1.211                8,044
                                                               2003        0.980           1.185                8,044
                                                               2002        1.000           0.980                    -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.492           1.517              896,870
                                                               2004        1.328           1.492              512,682
                                                               2003        1.000           1.328               58,521

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.363           1.376            2,139,915
                                                               2004        1.237           1.363            1,226,122
                                                               2003        1.000           1.237              154,434

   Mid-Cap Value Portfolio (5/03)                              2005        1.519           1.608            2,921,421
                                                               2004        1.252           1.519            1,430,939
                                                               2003        1.000           1.252              131,586

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ----------------
Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.068           1.104               57,587
                                                               2004        1.000           1.068                8,593

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.110           1.108            4,183,574
                                                               2004        1.042           1.110            2,075,669
                                                               2003        1.000           1.042              364,430

   Total Return Portfolio - Administrative Class (2/02)        2005        1.066           1.067           16,295,872
                                                               2004        1.039           1.066           11,030,522
                                                               2003        1.012           1.039            4,444,217
                                                               2002        1.000           1.012                    -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (1/00)    2005        1.301           1.364                    -
                                                               2004        1.237           1.301                    -
                                                               2003        0.958           1.237                    -
                                                               2002        1.000           0.958                    -

   Putnam VT International Equity Fund - Class IB Shares
   (5/02)                                                      2005        1.420           1.557              503,884
                                                               2004        1.249           1.420              507,731
                                                               2003        0.994           1.249              378,045
                                                               2002        1.000           0.994                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (3/02)     2005        1.764           1.846            1,127,527
                                                               2004        1.429           1.764              802,610
                                                               2003        0.977           1.429              446,380
                                                               2002        1.000           0.977                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (12/01)                              2005        1.382           1.406            3,274,732
                                                               2004        1.305           1.382            2,835,223
                                                               2003        0.960           1.305            1,303,133
                                                               2002        1.000           0.960                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ----------------
   Investors Fund - Class I (2/02)                             2005        1.338           1.394            1,852,362
                                                               2004        1.240           1.338            1,547,557
                                                               2003        0.958           1.240              657,293
                                                               2002        1.000           0.958                    -

   Large Cap Growth Fund - Class I (8/02)                      2005        1.334           1.373              175,193
                                                               2004        1.358           1.334              165,032
                                                               2003        0.961           1.358              134,650
                                                               2002        1.000           0.961                    -

   Small Cap Growth Fund - Class I (5/02)                      2005        1.589           1.630              758,509
                                                               2004        1.412           1.589              681,109
                                                               2003        0.970           1.412              195,339
                                                               2002        1.000           0.970                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)                   2005        1.273           1.353              533,485
                                                               2004        1.222           1.273              433,213
                                                               2003        0.967           1.222              173,834
                                                               2002        1.000           0.967                    -

   Convertible Securities Portfolio (3/02)                     2005        1.277           1.253            1,308,171
                                                               2004        1.229           1.277            1,195,502
                                                               2003        0.995           1.229               86,197
                                                               2002        1.000           0.995                    -

   Disciplined Mid Cap Stock Portfolio (3/02)                  2005        1.455           1.599               65,195
                                                               2004        1.278           1.455               64,865
                                                               2003        0.977           1.278               54,733
                                                               2002        1.000           0.977                    -

   Equity Income Portfolio (5/02)                              2005        1.320           1.349            3,470,760
                                                               2004        1.229           1.320            2,356,302
                                                               2003        0.958           1.229              933,491
                                                               2002        1.000           0.958                    -

   Federated High Yield Portfolio (3/02)                       2005        1.296           1.300              422,480
                                                               2004        1.201           1.296              306,267
                                                               2003        1.003           1.201              126,472
                                                               2002        1.000           1.003                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ----------------
   Federated Stock Portfolio (3/02)                            2005        1.318           1.358              119,930
                                                               2004        1.220           1.318              116,006
                                                               2003        0.978           1.220               99,922
                                                               2002        1.000           0.978                    -

   Large Cap Portfolio (6/02)                                  2005        1.227           1.304              761,388
                                                               2004        1.178           1.227              638,667
                                                               2003        0.966           1.178              246,621
                                                               2002        1.000           0.966                    -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.105                  474

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.017                    -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.050              113,761

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.083              238,769

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.028                8,861

   Mercury Large Cap Core Portfolio (8/02)                     2005        1.306           1.431              360,257
                                                               2004        1.153           1.306              236,555
                                                               2003        0.973           1.153              123,529
                                                               2002        1.000           0.973                    -

   MFS Emerging Growth Portfolio (8/02)                        2005        1.351           1.310                    -
                                                               2004        1.226           1.351              237,712
                                                               2003        0.971           1.226              131,311
                                                               2002        1.000           0.971                    -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        1.456           1.467              662,001
                                                               2004        1.305           1.456              183,666
                                                               2003        0.974           1.305              138,108
                                                               2002        1.000           0.974                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ----------------
   MFS Total Return Portfolio (2/02)                           2005        1.224           1.232           12,161,644
                                                               2004        1.123           1.224            8,449,630
                                                               2003        0.986           1.123            3,040,252
                                                               2002        1.000           0.986                    -

   MFS Value Portfolio (5/04)                                  2005        1.116           1.162              692,556
                                                               2004        1.000           1.116              152,817

   Mondrian International Stock Portfolio (3/02)               2005        1.425           1.526            1,407,512
                                                               2004        1.259           1.425              820,537
                                                               2003        1.001           1.259               85,856
                                                               2002        1.000           1.001                    -

   Pioneer Fund Portfolio (5/03)                               2005        1.315           1.363              524,811
                                                               2004        1.210           1.315              202,670
                                                               2003        1.000           1.210                4,367

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.036                    -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.089           1.104            3,120,622
                                                               2004        1.000           1.089              438,335

   Strategic Equity Portfolio (4/02)                           2005        1.354           1.351              459,855
                                                               2004        1.256           1.354              421,151
                                                               2003        0.969           1.256              331,406
                                                               2002        1.000           0.969                    -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026           1.111                8,175

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.106                    -

   Travelers Quality Bond Portfolio (3/02)                     2005        1.071           1.064              341,277
                                                               2004        1.061           1.071              234,137
                                                               2003        1.014           1.061              143,526
                                                               2002        1.000           1.014                    -

   U.S. Government Securities Portfolio (5/04)                 2005        1.046           1.068               44,867
                                                               2004        1.000           1.046               16,481

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ----------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.986           0.987            2,390,703
                                                               2004        0.997           0.986            1,892,813
                                                               2003        1.000           0.997               14,435

   Social Awareness Stock Portfolio (5/04)                     2005        1.077           1.099               44,664
                                                               2004        1.000           1.077               37,480

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2005        1.431           1.456              696,614
                                                               2004        1.246           1.431              428,535
                                                               2003        0.974           1.246               89,375
                                                               2002        1.000           0.974                    -

   Enterprise Portfolio - Class II Shares (3/02)               2005        1.205           1.271                    -
                                                               2004        1.187           1.205                    -
                                                               2003        0.966           1.187                    -
                                                               2002        1.000           0.966                    -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (3/02)            2005        1.398           1.595              986,942
                                                               2004        1.242           1.398              617,309
                                                               2003        0.991           1.242              313,047
                                                               2002        1.000           0.991                    -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/02)                                                      2005        1.153           1.361               30,349
                                                               2004        1.164           1.153               90,383
                                                               2003        0.953           1.164               61,618
                                                               2002        1.000           0.953                    -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.625           1.875            4,190,757
                                                               2004        1.333           1.625            2,561,023
                                                               2003        0.986           1.333              731,326
                                                               2002        1.000           0.986                    -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ----------------
   Capital Appreciation Fund (3/02)                            2005        1.000           1.165                    -

   High Yield Bond Trust (5/04)                                2005        1.000           0.986                    -

   Managed Assets Trust (5/04)                                 2005        1.000           1.017                    -

   Money Market Portfolio (3/02)                               2005        1.000           1.006                    -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (10/02)             2005        1.000           1.039                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/02)                                                      2005        1.000           1.155                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.000           1.116                    -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.000           1.143                7,957

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.000           1.039                    -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (3/02)       2005        1.000           1.218                    -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.000           1.083                    -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/02)                                                      2005        1.000           1.006                    -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2005        1.000           1.057                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ----------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.000           1.076                    -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.000           1.102                    -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.000           1.079                8,302

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.000           1.207                    -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.000           1.071                    -

   Templeton Growth Securities Fund - Class 2 Shares (8/02)    2005        1.000           1.061                    -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/02)             2005        1.000           1.025                    -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (1/00)                                             2005        1.000           1.089                    -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (1/00)                                               2005        1.000           1.026                    -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2005        1.000           1.058                    -

   Global Life Sciences Portfolio - Service Shares (3/02)      2005        1.000           1.130                    -

   Global Technology Portfolio - Service Shares (3/02)         2005        1.000           1.122                    -

   Worldwide Growth Portfolio - Service Shares (3/02)          2005        1.000           1.039                    -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.000           1.028                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ----------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.000           1.023                    -

   Mid-Cap Value Portfolio (5/03)                              2005        1.000           1.073                    -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.000           1.040                    -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.000           0.989                    -

   Total Return Portfolio - Administrative Class (2/02)        2005        1.000           0.998               13,117

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (1/00)    2005        1.000           1.066                    -

   Putnam VT International Equity Fund - Class IB Shares
   (5/02)                                                      2005        1.000           1.095                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (3/02)     2005        1.000           1.053                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (12/01)                              2005        1.000           1.033                    -

   Investors Fund - Class I (2/02)                             2005        1.000           1.045                    -

   Large Cap Growth Fund - Class I (8/02)                      2005        1.000           1.054                    -

   Small Cap Growth Fund - Class I (5/02)                      2005        1.000           1.074                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)                   2005        1.000           1.079                    -

   Convertible Securities Portfolio (3/02)                     2005        1.000           0.996                    -

   Disciplined Mid Cap Stock Portfolio (3/02)                  2005        1.000           1.093                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ----------------
   Equity Income Portfolio (5/02)                              2005        1.000           1.028                    -

   Federated High Yield Portfolio (3/02)                       2005        1.000           0.997                    -

   Federated Stock Portfolio (3/02)                            2005        1.000           1.029                    -

   Large Cap Portfolio (6/02)                                  2005        1.000           1.074                    -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.105                    -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.006           1.016                    -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.007           1.050                    -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.083                    -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.027                    -

   Mercury Large Cap Core Portfolio (8/02)                     2005        1.000           1.089                    -

   MFS Emerging Growth Portfolio (8/02)                        2005        1.000           0.998                    -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        1.000           1.045                    -

   MFS Total Return Portfolio (2/02)                           2005        1.000           1.008                    -

   MFS Value Portfolio (5/04)                                  2005        1.000           1.034                    -

   Mondrian International Stock Portfolio (3/02)               2005        1.000           1.067                    -

   Pioneer Fund Portfolio (5/03)                               2005        1.000           1.043                    -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.035                    -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.000           1.005                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ----------------
   Strategic Equity Portfolio (4/02)                           2005        1.000           1.042                    -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026           1.110                    -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.106                    -

   Travelers Quality Bond Portfolio (3/02)                     2005        1.000           0.989                    -

   U.S. Government Securities Portfolio (5/04)                 2005        1.000           0.997                    -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        1.000           1.000                    -

   Social Awareness Stock Portfolio (5/04)                     2005        1.000           1.043                    -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2005        1.000           1.028                    -

   Enterprise Portfolio - Class II Shares (3/02)               2005        1.000           1.071                    -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (3/02)            2005        1.000           1.130                    -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/02)                                                      2005        1.000           1.176                    -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.000           1.138                    -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ----------------
   Capital Appreciation Fund (3/02)                            2005        1.335           1.541               68,905
                                                               2004        1.143           1.335                    -
                                                               2003        1.000           1.143                    -

   High Yield Bond Trust (5/04)                                2005        1.063           1.052               19,271
                                                               2004        1.000           1.063                    -

   Managed Assets Trust (5/04)                                 2005        1.071           1.087                    -
                                                               2004        1.000           1.071                    -

   Money Market Portfolio (3/02)                               2005        0.980           0.985               56,970
                                                               2004        0.993           0.980                    -
                                                               2003        1.000           0.993                    -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (10/02)             2005        1.148           1.184                    -
                                                               2004        1.111           1.148                    -
                                                               2003        1.000           1.111                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/02)                                                      2005        1.155           1.296               26,995
                                                               2004        1.092           1.155                    -
                                                               2003        1.000           1.092                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.315           1.465            1,016,509
                                                               2004        1.186           1.315               12,546
                                                               2003        1.000           1.186                    -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.261           1.432            3,527,301
                                                               2004        1.148           1.261              176,039
                                                               2003        1.000           1.148                    -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.235           1.277            3,353,279
                                                               2004        1.145           1.235              116,974
                                                               2003        1.000           1.145                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ----------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (3/02)       2005        1.491           1.864                    -
                                                               2004        1.222           1.491                    -
                                                               2003        1.000           1.222                    -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.465           1.534              178,945
                                                               2004        1.142           1.465                    -
                                                               2003        1.000           1.142                    -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/02)                                                      2005        1.140           1.162                    -
                                                               2004        1.111           1.140                    -
                                                               2003        1.000           1.111                    -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2005        1.247           1.289                7,731
                                                               2004        1.147           1.247                    -
                                                               2003        1.000           1.147                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.197           1.289              105,878
                                                               2004        1.073           1.197                2,361
                                                               2003        1.000           1.073                    -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.195           1.286              364,009
                                                               2004        1.066           1.195                4,323
                                                               2003        1.000           1.066                    -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.228           1.326            1,018,600
                                                               2004        1.116           1.228                8,874
                                                               2003        1.000           1.116                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ----------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.537           1.913              605,698
                                                               2004        1.261           1.537                    -
                                                               2003        1.000           1.261                    -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.359           1.463              831,353
                                                               2004        1.174           1.359                    -
                                                               2003        1.000           1.174                    -

   Templeton Growth Securities Fund - Class 2 Shares (8/02)    2005        1.315           1.398              740,845
                                                               2004        1.160           1.315               13,918
                                                               2003        1.000           1.160                    -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/02)             2005        1.215           1.237              779,368
                                                               2004        1.129           1.215               76,132
                                                               2003        1.000           1.129                    -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (1/00)                                             2005        1.219           1.308                5,359
                                                               2004        1.144           1.219                1,649
                                                               2003        1.000           1.144                    -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (1/00)                                               2005        1.190           1.204                    -
                                                               2004        1.124           1.190                    -
                                                               2003        1.000           1.124                    -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2005        1.138           1.196                    -
                                                               2004        1.075           1.138                    -
                                                               2003        1.000           1.075                    -

   Global Life Sciences Portfolio - Service Shares (3/02)      2005        1.245           1.366                    -
                                                               2004        1.116           1.245                    -
                                                               2003        1.000           1.116                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ----------------
   Global Technology Portfolio - Service Shares (3/02)         2005        1.177           1.282                    -
                                                               2004        1.198           1.177                    -
                                                               2003        1.000           1.198                    -

   Worldwide Growth Portfolio - Service Shares (3/02)          2005        1.164           1.201                    -
                                                               2004        1.140           1.164                    -
                                                               2003        1.000           1.140                    -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.315           1.336              212,912
                                                               2004        1.172           1.315                    -
                                                               2003        1.000           1.172                    -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.253           1.264              394,021
                                                               2004        1.139           1.253               23,251
                                                               2003        1.000           1.139                    -

   Mid-Cap Value Portfolio (5/03)                              2005        1.399           1.479              780,376
                                                               2004        1.155           1.399               29,210
                                                               2003        1.000           1.155                    -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.067           1.102               19,841
                                                               2004        1.000           1.067                    -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.111           1.108              971,586
                                                               2004        1.045           1.111               87,192
                                                               2003        1.000           1.045                    -

   Total Return Portfolio - Administrative Class (2/02)        2005        1.048           1.049            2,187,620
                                                               2004        1.023           1.048               92,831
                                                               2003        1.000           1.023                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ----------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (1/00)    2005        1.182           1.238                    -
                                                               2004        1.125           1.182                    -
                                                               2003        1.000           1.125                    -

   Putnam VT International Equity Fund - Class IB Shares
   (5/02)                                                      2005        1.338           1.467                    -
                                                               2004        1.179           1.338                    -
                                                               2003        1.000           1.179                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (3/02)     2005        1.523           1.592              237,163
                                                               2004        1.235           1.523                    -
                                                               2003        1.000           1.235                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (12/01)                              2005        1.236           1.257                    -
                                                               2004        1.169           1.236                    -
                                                               2003        1.000           1.169                    -

   Investors Fund - Class I (2/02)                             2005        1.235           1.285               45,577
                                                               2004        1.146           1.235                    -
                                                               2003        1.000           1.146                    -

   Large Cap Growth Fund - Class I (8/02)                      2005        1.140           1.172                    -
                                                               2004        1.161           1.140                    -
                                                               2003        1.000           1.161                    -

   Small Cap Growth Fund - Class I (5/02)                      2005        1.389           1.423               24,636
                                                               2004        1.235           1.389                4,834
                                                               2003        1.000           1.235                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)                   2005        1.181           1.255               49,939
                                                               2004        1.135           1.181                9,847
                                                               2003        1.000           1.135                    -

                        CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ----------------
   Convertible Securities Portfolio (3/02)                     2005        1.144           1.122                    -
                                                               2004        1.102           1.144                    -
                                                               2003        1.000           1.102                    -

   Disciplined Mid Cap Stock Portfolio (3/02)                  2005        1.332           1.463                4,321
                                                               2004        1.171           1.332                    -
                                                               2003        1.000           1.171                    -

   Equity Income Portfolio (5/02)                              2005        1.214           1.239              623,080
                                                               2004        1.131           1.214               38,632
                                                               2003        1.000           1.131                    -

   Federated High Yield Portfolio (3/02)                       2005        1.175           1.177               10,587
                                                               2004        1.090           1.175                    -
                                                               2003        1.000           1.090                    -

   Federated Stock Portfolio (3/02)                            2005        1.236           1.272                    -
                                                               2004        1.145           1.236                    -
                                                               2003        1.000           1.145                    -

   Large Cap Portfolio (6/02)                                  2005        1.168           1.240               60,974
                                                               2004        1.122           1.168                    -
                                                               2003        1.000           1.122                    -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.104              295,809

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.006           1.016               31,450

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.007           1.050              292,696

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.083              132,397

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.027                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ----------------
   Mercury Large Cap Core Portfolio (8/02)                     2005        1.232           1.349               10,886
                                                               2004        1.088           1.232                6,671
                                                               2003        1.000           1.088                    -

   MFS Emerging Growth Portfolio (8/02)                        2005        1.216           1.178                    -
                                                               2004        1.104           1.216                    -
                                                               2003        1.000           1.104                    -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        1.260           1.269               38,726
                                                               2004        1.131           1.260                    -
                                                               2003        1.000           1.131                    -

   MFS Total Return Portfolio (2/02)                           2005        1.173           1.180            1,039,277
                                                               2004        1.077           1.173               63,089
                                                               2003        1.000           1.077                    -

   MFS Value Portfolio (5/04)                                  2005        1.115           1.160              365,164
                                                               2004        1.000           1.115                    -

   Mondrian International Stock Portfolio (3/02)               2005        1.308           1.400              248,371
                                                               2004        1.157           1.308                2,184
                                                               2003        1.000           1.157                    -

   Pioneer Fund Portfolio (5/03)                               2005        1.222           1.265              121,433
                                                               2004        1.126           1.222                    -
                                                               2003        1.000           1.126                    -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.035                3,792

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.089           1.102              897,033
                                                               2004        1.000           1.089                8,613

   Strategic Equity Portfolio (4/02)                           2005        1.201           1.197               26,075
                                                               2004        1.115           1.201                    -
                                                               2003        1.000           1.115                    -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026           1.110               18,294

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.106               23,495

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Travelers Quality Bond Portfolio (3/02)                     2005        1.032             1.025              16,551
                                                               2004        1.023             1.032                   -
                                                               2003        1.000             1.023                   -

   U.S. Government Securities Portfolio (5/04)                 2005        1.046             1.066              15,246
                                                               2004        1.000             1.046                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.985             0.985             488,307
                                                               2004        0.997             0.985             103,512
                                                               2003        1.000             0.997                   -

   Social Awareness Stock Portfolio (5/04)                     2005        1.076             1.098                   -
                                                               2004        1.000             1.076                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2005        1.302             1.324              39,244
                                                               2004        1.135             1.302                   -
                                                               2003        1.000             1.135                   -

   Enterprise Portfolio - Class II Shares (3/02)               2005        1.147             1.209                   -
                                                               2004        1.131             1.147                   -
                                                               2003        1.000             1.131                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (3/02)            2005        1.282             1.461              54,995
                                                               2004        1.140             1.282               1,554
                                                               2003        1.000             1.140                   -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/02)                                                      2005        1.092             1.288                   -
                                                               2004        1.104             1.092                   -
                                                               2003        1.000             1.104                   -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.457             1.680             916,237
                                                               2004        1.197             1.457               7,282
                                                               2003        1.000             1.197                   -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Capital Appreciation Fund (3/02)                            2005        1.377             1.588                   -
                                                               2004        1.180             1.377                   -
                                                               2003        0.968             1.180                   -
                                                               2002        1.000             0.968                   -

   High Yield Bond Trust (5/04)                                2005        1.062             1.050               4,730
                                                               2004        1.000             1.062                   -

   Managed Assets Trust (5/04)                                 2005        1.071             1.085                   -
                                                               2004        1.000             1.071                   -

   Money Market Portfolio (3/02)                               2005        0.969             0.973               6,880
                                                               2004        0.983             0.969                   -
                                                               2003        0.999             0.983                   -
                                                               2002        1.000             0.999                   -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (10/02)             2005        1.213             1.251                   -
                                                               2004        1.175             1.213                   -
                                                               2003        0.963             1.175                   -
                                                               2002        1.000             0.963                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (5/02)                                                      2005        1.206             1.352                   -
                                                               2004        1.141             1.206                   -
                                                               2003        0.947             1.141                   -
                                                               2002        1.000             0.947                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.439             1.602             138,235
                                                               2004        1.299             1.439             117,326
                                                               2003        0.984             1.299              27,500
                                                               2002        1.000             0.984                   -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.408             1.596             400,790
                                                               2004        1.282             1.408             310,557
                                                               2003        0.960             1.282              18,290
                                                               2002        1.000             0.960                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.352             1.396             698,656
                                                               2004        1.255             1.352             519,464
                                                               2003        0.971             1.255              98,877
                                                               2002        1.000             0.971                   -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (3/02)       2005        1.669             2.084                   -
                                                               2004        1.369             1.669                   -
                                                               2003        0.982             1.369                   -
                                                               2002        1.000             0.982                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.685             1.763              16,074
                                                               2004        1.314             1.685              15,026
                                                               2003        1.005             1.314                   -
                                                               2002        1.000             1.005                   -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/02)                                                      2005        1.177             1.198                   -
                                                               2004        1.148             1.177                   -
                                                               2003        0.971             1.148                   -
                                                               2002        1.000             0.971                   -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2005        1.363             1.407              24,432
                                                               2004        1.254             1.363              13,054
                                                               2003        0.976             1.254                   -
                                                               2002        1.000             0.976                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.196             1.286             121,502
                                                               2004        1.073             1.196              81,602
                                                               2003        1.000             1.073                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.194             1.283              50,696
                                                               2004        1.066             1.194              23,600
                                                               2003        1.000             1.066                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.334             1.440             109,818
                                                               2004        1.214             1.334              66,367
                                                               2003        0.994             1.214                   -
                                                               2002        1.000             0.994                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.750             2.176              77,549
                                                               2004        1.438             1.750              48,873
                                                               2003        1.000             1.438               3,951

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.475             1.586             319,848
                                                               2004        1.275             1.475             261,521
                                                               2003        0.988             1.275              22,009
                                                               2002        1.000             0.988                   -

   Templeton Growth Securities Fund - Class 2 Shares (8/02)    2005        1.425             1.514              34,123
                                                               2004        1.259             1.425              18,185
                                                               2003        0.976             1.259                   -
                                                               2002        1.000             0.976                   -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/02)             2005        1.296             1.319              57,517
                                                               2004        1.205             1.296              56,683
                                                               2003        0.967             1.205               4,400
                                                               2002        1.000             0.967                   -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (1/00)                                             2005        1.381             1.481                   -
                                                               2004        1.298             1.381                   -
                                                               2003        0.949             1.298                   -
                                                               2002        1.000             0.949                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (1/00)                                               2005        1.299             1.314                   -
                                                               2004        1.228             1.299                   -
                                                               2003        0.967             1.228                   -
                                                               2002        1.000             0.967                   -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2005        1.166             1.225                   -
                                                               2004        1.103             1.166                   -
                                                               2003        0.994             1.103                   -
                                                               2002        1.000             0.994                   -

   Global Life Sciences Portfolio - Service Shares (3/02)      2005        1.356             1.487                   -
                                                               2004        1.217             1.356                   -
                                                               2003        0.988             1.217                   -
                                                               2002        1.000             0.988                   -

   Global Technology Portfolio - Service Shares (3/02)         2005        1.324             1.442                   -
                                                               2004        1.350             1.324                   -
                                                               2003        0.944             1.350                   -
                                                               2002        1.000             0.944                   -

   Worldwide Growth Portfolio - Service Shares (3/02)          2005        1.206             1.242                   -
                                                               2004        1.182             1.206                   -
                                                               2003        0.980             1.182                   -
                                                               2002        1.000             0.980                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.487             1.509             117,932
                                                               2004        1.326             1.487             115,028
                                                               2003        1.000             1.326              16,913

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.358             1.369              72,341
                                                               2004        1.236             1.358              45,415
                                                               2003        1.000             1.236                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.514             1.599             143,324
                                                               2004        1.251             1.514              85,876
                                                               2003        1.000             1.251              33,139

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.066             1.100             12,321
                                                               2004        1.000             1.066              6,275

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.106             1.102             90,023
                                                               2004        1.041             1.106             76,552
                                                               2003        1.000             1.041              4,873

   Total Return Portfolio - Administrative Class (2/02)        2005        1.061             1.061            438,654
                                                               2004        1.037             1.061            341,573
                                                               2003        1.012             1.037             37,287
                                                               2002        1.000             1.012                  -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (1/00)    2005        1.295             1.356                  -
                                                               2004        1.234             1.295                  -
                                                               2003        0.958             1.234                  -
                                                               2002        1.000             0.958                  -

   Putnam VT International Equity Fund - Class IB Shares
   (5/02)                                                      2005        1.414             1.548                  -
                                                               2004        1.247             1.414                  -
                                                               2003        0.994             1.247                  -
                                                               2002        1.000             0.994                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (3/02)     2005        1.756             1.835                  -
                                                               2004        1.426             1.756                  -
                                                               2003        0.977             1.426                  -
                                                               2002        1.000             0.977                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (12/01)                              2005        1.376             1.397             44,222
                                                               2004        1.302             1.376             56,429
                                                               2003        0.960             1.302                  -
                                                               2002        1.000             0.960                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Investors Fund - Class I (2/02)                             2005        1.333             1.386              19,317
                                                               2004        1.238             1.333              14,772
                                                               2003        0.958             1.238                   -
                                                               2002        1.000             0.958                   -

   Large Cap Growth Fund - Class I (8/02)                      2005        1.329             1.364                   -
                                                               2004        1.355             1.329                   -
                                                               2003        0.961             1.355                   -
                                                               2002        1.000             0.961                   -

   Small Cap Growth Fund - Class I (5/02)                      2005        1.583             1.620               5,170
                                                               2004        1.409             1.583              10,091
                                                               2003        0.969             1.409                   -
                                                               2002        1.000             0.969                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/02)                   2005        1.268             1.345              11,612
                                                               2004        1.220             1.268                   -
                                                               2003        0.967             1.220                   -
                                                               2002        1.000             0.967                   -

   Convertible Securities Portfolio (3/02)                     2005        1.272             1.246              25,974
                                                               2004        1.226             1.272              17,936
                                                               2003        0.995             1.226                   -
                                                               2002        1.000             0.995                   -

   Disciplined Mid Cap Stock Portfolio (3/02)                  2005        1.449             1.589                   -
                                                               2004        1.275             1.449                   -
                                                               2003        0.977             1.275                   -
                                                               2002        1.000             0.977                   -

   Equity Income Portfolio (5/02)                              2005        1.315             1.341              66,824
                                                               2004        1.226             1.315              50,384
                                                               2003        0.958             1.226               4,325
                                                               2002        1.000             0.958                   -

   Federated High Yield Portfolio (3/02)                       2005        1.291             1.292               7,619
                                                               2004        1.198             1.291               1,188
                                                               2003        1.003             1.198                   -
                                                               2002        1.000             1.003                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Federated Stock Portfolio (3/02)                            2005        1.313             1.350               4,395
                                                               2004        1.217             1.313               4,395
                                                               2003        0.977             1.217                   -
                                                               2002        1.000             0.977                   -

   Large Cap Portfolio (6/02)                                  2005        1.222             1.296                   -
                                                               2004        1.176             1.222                   -
                                                               2003        0.966             1.176                   -
                                                               2002        1.000             0.966                   -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000             1.104                   -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.006             1.015                   -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.007             1.049                   -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000             1.082                   -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000             1.027                   -

   Mercury Large Cap Core Portfolio (8/02)                     2005        1.301             1.422               3,795
                                                               2004        1.150             1.301               3,795
                                                               2003        0.973             1.150                   -
                                                               2002        1.000             0.973                   -

   MFS Emerging Growth Portfolio (8/02)                        2005        1.346             1.304                   -
                                                               2004        1.223             1.346              38,397
                                                               2003        0.971             1.223                   -
                                                               2002        1.000             0.971                   -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        1.450             1.458              58,156
                                                               2004        1.302             1.450              11,068
                                                               2003        0.974             1.302                   -
                                                               2002        1.000             0.974                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   MFS Total Return Portfolio (2/02)                           2005        1.219             1.225             446,074
                                                               2004        1.121             1.219             351,659
                                                               2003        0.986             1.121               4,696
                                                               2002        1.000             0.986                   -

   MFS Value Portfolio (5/04)                                  2005        1.114             1.158              23,589
                                                               2004        1.000             1.114               5,161

   Mondrian International Stock Portfolio (3/02)               2005        1.419             1.516              70,701
                                                               2004        1.256             1.419              51,990
                                                               2003        1.001             1.256               4,334
                                                               2002        1.000             1.001                   -

   Pioneer Fund Portfolio (5/03)                               2005        1.310             1.355              49,236
                                                               2004        1.208             1.310              50,441
                                                               2003        1.000             1.208                   -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.035             1.034                   -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.088             1.101              78,141
                                                               2004        1.000             1.088              67,513

   Strategic Equity Portfolio (4/02)                           2005        1.348             1.343                   -
                                                               2004        1.254             1.348                   -
                                                               2003        0.969             1.254                   -
                                                               2002        1.000             0.969                   -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026             1.109                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000             1.105                   -

   Travelers Quality Bond Portfolio (3/02)                     2005        1.067             1.058              56,851
                                                               2004        1.058             1.067              30,261
                                                               2003        1.014             1.058                   -
                                                               2002        1.000             1.014                   -

   U.S. Government Securities Portfolio (5/04)                 2005        1.045             1.064              49,859
                                                               2004        1.000             1.045              26,273

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.983             0.982              71,556
                                                               2004        0.996             0.983              27,260
                                                               2003        1.000             0.996                   -

   Social Awareness Stock Portfolio (5/04)                     2005        1.076             1.096                   -
                                                               2004        1.000             1.076                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2005        1.425             1.447              10,848
                                                               2004        1.243             1.425              10,848
                                                               2003        0.974             1.243                   -
                                                               2002        1.000             0.974                   -

   Enterprise Portfolio - Class II Shares (3/02)               2005        1.200             1.263                   -
                                                               2004        1.185             1.200                   -
                                                               2003        0.966             1.185                   -
                                                               2002        1.000             0.966                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (3/02)            2005        1.393             1.585              27,905
                                                               2004        1.239             1.393              13,101
                                                               2003        0.991             1.239                   -
                                                               2002        1.000             0.991                   -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/02)                                                      2005        1.148             1.352                   -
                                                               2004        1.162             1.148                   -
                                                               2003        0.953             1.162                   -
                                                               2002        1.000             0.953                   -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.618             1.864              87,770
                                                               2004        1.330             1.618              55,163
                                                               2003        0.986             1.330                   -
                                                               2002        1.000             0.986                   -

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.

On 02/25/2005, the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

On 02/25/2005, the Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.

On 02/25/2005, the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio- Class B is no longer available to new contract holders.

Federated Stock Portfolio is no longer available to new contract holders.

Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 is no longer available to new contract holders.

Fixed Fund is no longer available to new contract holders.

Janus Aspen Series Balanced Portfolio - Service Shares is no longer available to new contract holders.

Janus Aspen Series Global Life Sciences Portfolio - Service Shares is no longer available to new contract holders.

Janus Aspen Series Worldwide Growth Portfolio - Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract owners.

Van Kampen LIT Enterprise Portfolio - Class II Shares is no longer available to new contract owners.

                              PORTFOLIO ARCHITECT L

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Capital Appreciation Fund (3/02)                            2005        1.117             1.297              69,464
                                                               2004        0.952             1.117              10,285
                                                               2003        0.777             0.952               5,296
                                                               2002        1.000             0.777               6,000

   High Yield Bond Trust (5/04)                                2005        1.067             1.061                 706
                                                               2004        1.000             1.067              37,259

   Managed Assets Trust (5/04)                                 2005        1.075             1.096                   -
                                                               2004        1.000             1.075                   -

   Money Market Portfolio (3/02)                               2005        0.977             0.987             697,307
                                                               2004        0.986             0.977             810,036

                                                               2003        0.996             0.986             146,533
                                                               2002        1.000             0.996             503,034

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.034             1.166              95,999
                                                               2004        0.973             1.034              75,694
                                                               2003        0.803             0.973              40,191
                                                               2002        1.183             0.803               4,743
                                                               2001        1.000             1.183                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.473             1.649           1,392,866
                                                               2004        1.322             1.473             689,281
                                                               2003        0.995             1.322             338,279
                                                               2002        1.188             0.995             108,035
                                                               2001        1.000             1.188                   -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.362             1.553           5,108,335
                                                               2004        1.233             1.362           3,022,506
                                                               2003        0.918             1.233           1,910,413
                                                               2002        1.238             0.918             519,111
                                                               2001        1.000             1.238               5,663

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.291             1.341            5,384,780
                                                               2004        1.191             1.291            3,748,375
                                                               2003        0.916             1.191            2,541,469
                                                               2002        1.143             0.916              825,826
                                                               2001        1.000             1.143                6,095

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.618             1.703              444,721
                                                               2004        1.255             1.618              282,289
                                                               2003        0.953             1.255              261,390
                                                               2002        1.000             0.953              110,495

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/02)                                                      2005        0.981             1.005              136,376
                                                               2004        0.951             0.981              157,298
                                                               2003        0.799             0.951              147,390
                                                               2002        1.000             0.799               27,841

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2005        1.063             1.104               72,545
                                                               2004        0.972             1.063               68,322
                                                               2003        0.752             0.972               47,049
                                                               2002        1.000             0.752               13,673

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.204             1.302              230,497
                                                               2004        1.074             1.204               45,466
                                                               2003        1.000             1.074                    -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.202             1.299              372,761
                                                               2004        1.067             1.202               73,290
                                                               2003        1.000             1.067                    -

Franklin Templeton Variable Insurance Products Trust

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.144             1.242            1,920,497
                                                               2004        1.035             1.144              911,365

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Mutual Shares Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.842             1.035             482,403
                                                               2002        1.000             0.842             112,568

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.767             2.211             453,826
                                                               2004        1.444             1.767              74,045
                                                               2003        1.000             1.444               6,032

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.369             1.481           1,323,471
                                                               2004        1.177             1.369             672,403
                                                               2003        0.907             1.177             254,384
                                                               2002        1.134             0.907             136,180
                                                               2001        1.000             1.134                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.166             1.246             699,854
                                                               2004        1.024             1.166             204,395
                                                               2003        0.789             1.024              96,803
                                                               2002        1.000             0.789              58,188

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2005        1.180             1.208           2,001,890
                                                               2004        1.091             1.180           1,576,990
                                                               2003        0.870             1.091           1,068,257
                                                               2002        1.141             0.870             208,514
                                                               2001        1.000             1.141                   -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.113             1.200              12,355
                                                               2004        1.039             1.113              12,359
                                                               2003        0.755             1.039               9,531
                                                               2002        1.000             0.755                   -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2005        1.085             1.103             110,014
                                                               2004        1.019             1.085             115,405
                                                               2003        0.798             1.019             118,746
                                                               2002        1.000             0.798                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2005        1.082             1.144              785,415
                                                               2004        1.018             1.082            1,043,236
                                                               2003        0.912             1.018              936,861
                                                               2002        1.000             0.912               75,931

   Global Life Sciences Portfolio - Service Shares (3/02)      2005        1.020             1.125               12,486
                                                               2004        0.910             1.020               12,839
                                                               2003        0.734             0.910               10,786
                                                               2002        1.000             0.734                1,969

   Global Technology Portfolio - Service Shares (3/02)         2005        0.885             0.970               35,248
                                                               2004        0.897             0.885               26,300
                                                               2003        0.624             0.897               73,480
                                                               2002        1.000             0.624               73,481

   Worldwide Growth Portfolio - Service Shares (3/02)          2005        0.921             0.955               30,274
                                                               2004        0.898             0.921               33,578
                                                               2003        0.739             0.898               12,190
                                                               2002        1.000             0.739                3,000

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.502             1.534              386,440
                                                               2004        1.332             1.502              112,428
                                                               2003        1.000             1.332              101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.372             1.391              516,959
                                                               2004        1.241             1.372              439,996
                                                               2003        1.000             1.241                9,795

   Mid-Cap Value Portfolio (5/03)                              2005        1.529             1.625              891,248
                                                               2004        1.256             1.529              337,639
                                                               2003        1.000             1.256              171,217

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.071             1.111                4,459
                                                               2004        1.000             1.071                4,344

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.117             1.119             2,555,183
                                                               2004        1.045             1.117               974,468
                                                               2003        1.000             1.045               233,173

   Total Return Portfolio - Administrative Class (5/01)        2005        1.140             1.146            12,289,203
                                                               2004        1.107             1.140            11,093,565
                                                               2003        1.074             1.107            10,441,947
                                                               2002        1.003             1.074             3,411,930
                                                               2001        1.000             1.003                     -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.323             1.458               188,294
                                                               2004        1.160             1.323               191,672
                                                               2003        0.919             1.160               186,378
                                                               2002        1.138             0.919                63,610
                                                               2001        1.000             1.138                     -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.783             1.874               418,626
                                                               2004        1.439             1.783               396,956
                                                               2003        0.980             1.439               376,864
                                                               2002        1.221             0.980               182,271
                                                               2001        1.000             1.221                     -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.204             1.229             1,548,293
                                                               2004        1.132             1.204             1,643,520
                                                               2003        0.829             1.132             1,213,718
                                                               2002        1.127             0.829               482,311
                                                               2001        1.000             1.127                 6,229

   Investors Fund - Class I (1/01)                             2005        1.205             1.261             1,014,142
                                                               2004        1.112             1.205             1,069,597
                                                               2003        0.856             1.112               738,841
                                                               2002        1.134             0.856               316,814
                                                               2001        1.000             1.134                     -

   Large Cap Growth Fund - Class I (5/02)                      2005        1.117             1.154                38,363
                                                               2004        1.132             1.117                38,402

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Large Cap Growth Fund - Class I  (continued)                2003        0.798             1.132               31,304
                                                               2002        1.000             0.798               15,441

   Small Cap Growth Fund - Class I (3/00)                      2005        1.329             1.369              467,037
                                                               2004        1.176             1.329              436,895
                                                               2003        0.805             1.176              267,896
                                                               2002        1.255             0.805               20,161
                                                               2001        1.000             1.255                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.196             1.277              190,318
                                                               2004        1.144             1.196              375,673
                                                               2003        0.901             1.144              277,176
                                                               2002        1.206             0.901               89,349
                                                               2001        1.000             1.206                    -

   Convertible Securities Portfolio (3/02)                     2005        1.211             1.193              874,457
                                                               2004        1.160             1.211            1,867,255
                                                               2003        0.936             1.160            1,506,911
                                                               2002        1.000             0.936               71,159

   Disciplined Mid Cap Stock Portfolio (3/02)                  2005        1.191             1.314              145,447
                                                               2004        1.042             1.191              154,508
                                                               2003        0.793             1.042               85,024
                                                               2002        1.000             0.793               12,568

   Equity Income Portfolio (10/00)                             2005        1.326             1.360            2,433,988
                                                               2004        1.229             1.326            2,231,165
                                                               2003        0.955             1.229            1,497,940
                                                               2002        1.130             0.955              132,792
                                                               2001        1.000             1.130                    -

   Federated High Yield Portfolio (3/02)                       2005        1.291             1.300              144,173
                                                               2004        1.191             1.291              148,509
                                                               2003        0.991             1.191              117,943
                                                               2002        1.000             0.991               35,619

   Federated Stock Portfolio (3/02)                            2005        1.064             1.100              143,924
                                                               2004        0.980             1.064              186,769
                                                               2003        0.782             0.980              159,882
                                                               2002        1.000             0.782               39,368

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Large Cap Portfolio (6/00)                                  2005        1.103             1.177              305,074
                                                               2004        1.055             1.103              587,004
                                                               2003        0.862             1.055              525,495
                                                               2002        1.138             0.862               71,115
                                                               2001        1.000             1.138                    -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000             1.108                4,537

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007             1.019               25,289

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008             1.053               49,057

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000             1.086               44,275

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000             1.030                4,434

   Mercury Large Cap Core Portfolio (6/00)                     2005        1.145             1.259              382,840
                                                               2004        1.006             1.145              528,392
                                                               2003        0.846             1.006              438,531
                                                               2002        1.151             0.846               27,272
                                                               2001        1.000             1.151                    -

   MFS Emerging Growth Portfolio (2/00)                        2005        1.104             1.070                    -
                                                               2004        0.997             1.104              180,941
                                                               2003        0.787             0.997              112,048
                                                               2002        1.219             0.787               33,294
                                                               2001        1.000             1.219                    -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        0.827             0.837              363,071
                                                               2004        0.738             0.827              197,288
                                                               2003        0.549             0.738               79,566
                                                               2002        1.000             0.549                6,056

   MFS Total Return Portfolio (7/00)                           2005        1.258             1.271            5,187,440
                                                               2004        1.150             1.258            4,470,787
                                                               2003        1.005             1.150            3,403,681

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   MFS Total Return Portfolio  (continued)                     2002        1.081             1.005              458,806
                                                               2001        1.000             1.081                    -

   MFS Value Portfolio (5/04)                                  2005        1.119             1.169              425,726
                                                               2004        1.000             1.119               22,370

   Mondrian International Stock Portfolio (3/02)               2005        1.209             1.300              476,199
                                                               2004        1.064             1.209              377,856
                                                               2003        0.843             1.064               45,040
                                                               2002        1.000             0.843                7,884

   Pioneer Fund Portfolio (5/03)                               2005        1.324             1.377              109,545
                                                               2004        1.213             1.324               68,258
                                                               2003        1.000             1.213               14,955

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036             1.038                2,664

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.092             1.112            1,908,893
                                                               2004        1.000             1.092              828,053

   Strategic Equity Portfolio (6/00)                           2005        1.054             1.056              229,625
                                                               2004        0.974             1.054              192,976
                                                               2003        0.749             0.974              137,627
                                                               2002        1.148             0.749               83,170
                                                               2001        1.000             1.148                    -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027             1.113                8,406

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000             1.109               15,029

   Travelers Quality Bond Portfolio (3/02)                     2005        1.124             1.121              368,729
                                                               2004        1.108             1.124              426,060
                                                               2003        1.055             1.108              631,330
                                                               2002        1.000             1.055              157,635

   U.S. Government Securities Portfolio (5/04)                 2005        1.049             1.075                    -
                                                               2004        1.000             1.049                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.991             0.996              337,114
                                                               2004        0.998             0.991               90,836
                                                               2003        1.000             0.998                2,550

   Social Awareness Stock Portfolio (5/04)                     2005        1.080             1.107                    -
                                                               2004        1.000             1.080                    -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2005        1.133             1.158              455,555
                                                               2004        0.983             1.133              360,935
                                                               2003        0.766             0.983              472,048
                                                               2002        1.000             0.766              182,669

   Enterprise Portfolio - Class II Shares (3/02)               2005        0.909             0.963                    -
                                                               2004        0.893             0.909                2,000
                                                               2003        0.723             0.893                2,000
                                                               2002        1.000             0.723                2,000

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (3/02)             2005        1.233             1.412              507,515
                                                               2004        1.091             1.233              413,003
                                                               2003        0.867             1.091              328,539
                                                               2002        1.000             0.867              101,822

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/02)                                                      2005        1.053             1.247               26,031
                                                               2004        1.059             1.053               29,168
                                                               2003        0.863             1.059               13,751
                                                               2002        1.000             0.863                1,000

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.418             1.643            1,993,749
                                                               2004        1.159             1.418            1,597,208
                                                               2003        0.854             1.159            1,203,368
                                                               2002        1.000             0.854              289,347

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Capital Appreciation Fund (3/02)                            2005        1.391             1.612                    -
                                                               2004        1.186             1.391                    -
                                                               2003        0.968             1.186                    -
                                                               2002        1.000             0.968                    -

   High Yield Bond Trust (5/04)                                2005        1.066             1.059                    -
                                                               2004        1.000             1.066                    -

   Managed Assets Trust (5/04)                                 2005        1.074             1.094                    -
                                                               2004        1.000             1.074                    -

   Money Market Portfolio (3/02)                               2005        0.979             0.987                    -
                                                               2004        0.988             0.979                    -
                                                               2003        1.000             0.988                    -
                                                               2002        1.000             1.000                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.218             1.372                    -
                                                               2004        1.147             1.218                    -
                                                               2003        0.948             1.147                    -
                                                               2002        1.000             0.948                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.454             1.626                    -
                                                               2004        1.306             1.454                    -
                                                               2003        0.984             1.306                    -
                                                               2002        1.000             0.984                    -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.422             1.620                7,510
                                                               2004        1.289             1.422                    -
                                                               2003        0.961             1.289                    -
                                                               2002        1.000             0.961                    -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.365             1.417                    -
                                                               2004        1.261             1.365                    -
                                                               2003        0.971             1.261                    -
                                                               2002        1.000             0.971                    -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.702             1.789               10,218
                                                               2004        1.321             1.702                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Delaware VIP REIT Series - Standard Class  (continued)      2003        1.005             1.321                   -
                                                               2002        1.000             1.005                   -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/02)                                                      2005        1.189             1.217              19,911
                                                               2004        1.154             1.189                   -
                                                               2003        0.971             1.154                   -
                                                               2002        1.000             0.971                   -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2005        1.377             1.429                   -
                                                               2004        1.261             1.377                   -
                                                               2003        0.976             1.261                   -
                                                               2002        1.000             0.976                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.203             1.299                   -
                                                               2004        1.074             1.203                   -
                                                               2003        1.000             1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.201             1.297                   -
                                                               2004        1.067             1.201                   -
                                                               2003        1.000             1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.348             1.462              24,185
                                                               2004        1.220             1.348                   -
                                                               2003        0.994             1.220                   -
                                                               2002        1.000             0.994                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.764             2.205               5,475
                                                               2004        1.443             1.764                   -
                                                               2003        1.000             1.443                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.490             1.610                    -
                                                               2004        1.282             1.490                    -
                                                               2003        0.989             1.282                    -
                                                               2002        1.000             0.989                    -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.440             1.537                6,845
                                                               2004        1.265             1.440                    -
                                                               2003        0.976             1.265                    -
                                                               2002        1.000             0.976                    -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2005        1.310             1.339                8,273
                                                               2004        1.211             1.310                    -
                                                               2003        0.967             1.211                    -
                                                               2002        1.000             0.967                    -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.396             1.504                    -
                                                               2004        1.304             1.396                    -
                                                               2003        0.949             1.304                    -
                                                               2002        1.000             0.949                    -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2005        1.312             1.334                    -
                                                               2004        1.235             1.312                    -
                                                               2003        0.967             1.235                    -
                                                               2002        1.000             0.967                    -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2005        1.178             1.243                    -
                                                               2004        1.109             1.178                    -
                                                               2003        0.994             1.109                    -
                                                               2002        1.000             0.994                    -

   Global Life Sciences Portfolio - Service Shares (3/02)      2005        1.370             1.510                    -
                                                               2004        1.223             1.370                    -
                                                               2003        0.988             1.223                    -
                                                               2002        1.000             0.988                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Global Technology Portfolio - Service Shares (3/02)         2005        1.338             1.464                    -
                                                               2004        1.357             1.338                    -
                                                               2003        0.944             1.357                    -
                                                               2002        1.000             0.944                    -

   Worldwide Growth Portfolio - Service Shares (3/02)          2005        1.218             1.261                    -
                                                               2004        1.188             1.218                    -
                                                               2003        0.980             1.188                    -
                                                               2002        1.000             0.980                    -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.500             1.529                6,970
                                                               2004        1.331             1.500                    -
                                                               2003        1.000             1.331                    -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.370             1.387                    -
                                                               2004        1.240             1.370                    -
                                                               2003        1.000             1.240                    -

   Mid-Cap Value Portfolio (5/03)                              2005        1.527             1.620                    -
                                                               2004        1.255             1.527                    -
                                                               2003        1.000             1.255                    -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.070             1.110                    -
                                                               2004        1.000             1.070                    -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.115             1.116                    -
                                                               2004        1.044             1.115                    -
                                                               2003        1.000             1.044                    -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.072             1.077                6,523
                                                               2004        1.042             1.072                    -
                                                               2003        1.012             1.042                    -
                                                               2002        1.000             1.012                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.428             1.572                    -
                                                               2004        1.253             1.428                    -
                                                               2003        0.994             1.253                    -
                                                               2002        1.000             0.994                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.774             1.863               11,803
                                                               2004        1.433             1.774                    -
                                                               2003        0.977             1.433                    -
                                                               2002        1.000             0.977                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.390             1.419                    -
                                                               2004        1.309             1.390                    -
                                                               2003        0.960             1.309                    -
                                                               2002        1.000             0.960                    -

   Investors Fund - Class I (1/01)                             2005        1.347             1.407                    -
                                                               2004        1.244             1.347                    -
                                                               2003        0.959             1.244                    -
                                                               2002        1.000             0.959                    -

   Large Cap Growth Fund - Class I (5/02)                      2005        1.342             1.385                    -
                                                               2004        1.362             1.342                    -
                                                               2003        0.961             1.362                    -
                                                               2002        1.000             0.961                    -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.599             1.645               13,402
                                                               2004        1.416             1.599                    -
                                                               2003        0.970             1.416                    -
                                                               2002        1.000             0.970                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.281             1.366                    -
                                                               2004        1.226             1.281                    -
                                                               2003        0.967             1.226                    -
                                                               2002        1.000             0.967                    -

   Convertible Securities Portfolio (3/02)                     2005        1.285             1.265                2,881
                                                               2004        1.233             1.285                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Convertible Securities Portfolio  (continued)               2003        0.996             1.233                  -
                                                               2002        1.000             0.996                  -

   Disciplined Mid Cap Stock Portfolio (3/02)                  2005        1.464             1.614                  -
                                                               2004        1.282             1.464                  -
                                                               2003        0.977             1.282                  -
                                                               2002        1.000             0.977                  -

   Equity Income Portfolio (10/00)                             2005        1.329             1.361                  -
                                                               2004        1.233             1.329                  -
                                                               2003        0.958             1.233                  -
                                                               2002        1.000             0.958                  -

   Federated High Yield Portfolio (3/02)                       2005        1.304             1.311                  -
                                                               2004        1.205             1.304                  -
                                                               2003        1.003             1.205                  -
                                                               2002        1.000             1.003                  -

   Federated Stock Portfolio (3/02)                            2005        1.327             1.370                  -
                                                               2004        1.224             1.327                  -
                                                               2003        0.978             1.224                  -
                                                               2002        1.000             0.978                  -

   Large Cap Portfolio (6/00)                                  2005        1.235             1.316                  -
                                                               2004        1.182             1.235                  -
                                                               2003        0.967             1.182                  -
                                                               2002        1.000             0.967                  -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000             1.107                  -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007             1.018                  -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008             1.052                  -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000             1.085                  -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000             1.029                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Mercury Large Cap Core Portfolio (6/00)                     2005        1.314             1.444                   -
                                                               2004        1.156             1.314                   -
                                                               2003        0.973             1.156                   -
                                                               2002        1.000             0.973                   -

   MFS Emerging Growth Portfolio (2/00)                        2005        1.360             1.318                   -
                                                               2004        1.230             1.360                   -
                                                               2003        0.971             1.230                   -
                                                               2002        1.000             0.971                   -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        1.465             1.481               5,209
                                                               2004        1.309             1.465                   -
                                                               2003        0.974             1.309                   -
                                                               2002        1.000             0.974                   -

   MFS Total Return Portfolio (7/00)                           2005        1.231             1.243               2,888
                                                               2004        1.127             1.231                   -
                                                               2003        0.986             1.127                   -
                                                               2002        1.000             0.986                   -

   MFS Value Portfolio (5/04)                                  2005        1.118             1.167                   -
                                                               2004        1.000             1.118                   -

   Mondrian International Stock Portfolio (3/02)               2005        1.433             1.540              16,456
                                                               2004        1.263             1.433                   -
                                                               2003        1.001             1.263                   -
                                                               2002        1.000             1.001                   -

   Pioneer Fund Portfolio (5/03)                               2005        1.321             1.373                   -
                                                               2004        1.212             1.321                   -
                                                               2003        1.000             1.212                   -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036             1.037                   -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.092             1.110                   -
                                                               2004        1.000             1.092                   -

   Strategic Equity Portfolio (6/00)                           2005        1.362             1.363                   -
                                                               2004        1.260             1.362                   -
                                                               2003        0.969             1.260                   -
                                                               2002        1.000             0.969                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027             1.113                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000             1.108                   -

   Travelers Quality Bond Portfolio (3/02)                     2005        1.078             1.074                   -
                                                               2004        1.064             1.078                   -
                                                               2003        1.014             1.064                   -
                                                               2002        1.000             1.014                   -

   U.S. Government Securities Portfolio (5/04)                 2005        1.049             1.073                   -
                                                               2004        1.000             1.049                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.990             0.994                   -
                                                               2004        0.998             0.990                   -
                                                               2003        1.000             0.998                   -

   Social Awareness Stock Portfolio (5/04)                     2005        1.079             1.105                   -
                                                               2004        1.000             1.079                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2005        1.439             1.470               7,459
                                                               2004        1.250             1.439                   -
                                                               2003        0.974             1.250                   -
                                                               2002        1.000             0.974                   -

   Enterprise Portfolio - Class II Shares (3/02)               2005        1.212             1.282                   -
                                                               2004        1.191             1.212                   -
                                                               2003        0.966             1.191                   -
                                                               2002        1.000             0.966                   -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (3/02)             2005        1.407             1.610              21,375
                                                               2004        1.246             1.407                   -
                                                               2003        0.991             1.246                   -
                                                               2002        1.000             0.991                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/02)                                                      2005        1.160             1.373                   -
                                                               2004        1.168             1.160                   -
                                                               2003        0.953             1.168                   -
                                                               2002        1.000             0.953                   -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.635             1.892              12,281
                                                               2004        1.337             1.635                   -
                                                               2003        0.986             1.337                   -
                                                               2002        1.000             0.986                   -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Capital Appreciation Fund (3/02)                            2005        1.389             1.610                   -
                                                               2004        1.186             1.389                   -
                                                               2003        0.968             1.186                   -
                                                               2002        1.000             0.968                   -

   High Yield Bond Trust (5/04)                                2005        1.066             1.058              18,869
                                                               2004        1.000             1.066                   -

   Managed Assets Trust (5/04)                                 2005        1.074             1.093                   -
                                                               2004        1.000             1.074                   -

   Money Market Portfolio (3/02)                               2005        0.978             0.986                   -
                                                               2004        0.987             0.978                   -
                                                               2003        1.000             0.987                   -
                                                               2002        1.000             1.000                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.217             1.370                   -
                                                               2004        1.146             1.217                   -
                                                               2003        0.948             1.146                   -
                                                               2002        1.000             0.948                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.452             1.624              63,624
                                                               2004        1.305             1.452              16,089
                                                               2003        0.984             1.305                   -
                                                               2002        1.000             0.984                   -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.420             1.618             258,891
                                                               2004        1.288             1.420              59,168
                                                               2003        0.961             1.288               2,719
                                                               2002        1.000             0.961                   -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.364             1.415             229,631
                                                               2004        1.261             1.364              71,798
                                                               2003        0.971             1.261              16,467
                                                               2002        1.000             0.971                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.701             1.787                 705
                                                               2004        1.321             1.701                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Delaware VIP REIT Series - Standard Class  (continued)      2003        1.005             1.321                   -
                                                               2002        1.000             1.005                   -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/02)                                                      2005        1.187             1.215                   -
                                                               2004        1.153             1.187                   -
                                                               2003        0.971             1.153                   -
                                                               2002        1.000             0.971                   -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2005        1.375             1.427               1,318
                                                               2004        1.260             1.375                   -
                                                               2003        0.976             1.260                   -
                                                               2002        1.000             0.976                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.202             1.298                   -
                                                               2004        1.074             1.202                   -
                                                               2003        1.000             1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.200             1.295              34,696
                                                               2004        1.067             1.200               9,982
                                                               2003        1.000             1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.347             1.459              76,699
                                                               2004        1.220             1.347              10,810
                                                               2003        0.994             1.220                   -
                                                               2002        1.000             0.994                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.763             2.202              19,456
                                                               2004        1.442             1.763               1,778
                                                               2003        1.000             1.442                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.489             1.608               45,342
                                                               2004        1.281             1.489               29,054
                                                               2003        0.989             1.281               24,859
                                                               2002        1.000             0.989                    -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.438             1.535               17,765
                                                               2004        1.265             1.438                1,328
                                                               2003        0.976             1.265                    -
                                                               2002        1.000             0.976                    -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2005        1.308             1.337                3,148
                                                               2004        1.211             1.308                3,152
                                                               2003        0.967             1.211                    -
                                                               2002        1.000             0.967                    -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.394             1.502                    -
                                                               2004        1.304             1.394                    -
                                                               2003        0.949             1.304                    -
                                                               2002        1.000             0.949                    -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2005        1.311             1.332                    -
                                                               2004        1.234             1.311                    -
                                                               2003        0.967             1.234                    -
                                                               2002        1.000             0.967                    -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2005        1.176             1.242                    -
                                                               2004        1.108             1.176                    -
                                                               2003        0.994             1.108                    -
                                                               2002        1.000             0.994                    -

   Global Life Sciences Portfolio - Service Shares (3/02)      2005        1.369             1.507                    -
                                                               2004        1.223             1.369                    -
                                                               2003        0.988             1.223                    -
                                                               2002        1.000             0.988                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Global Technology Portfolio - Service Shares (3/02)         2005        1.337             1.462                  -
                                                               2004        1.356             1.337                  -
                                                               2003        0.944             1.356                  -
                                                               2002        1.000             0.944                  -

   Worldwide Growth Portfolio - Service Shares (3/02)          2005        1.217             1.259                  -
                                                               2004        1.188             1.217                  -
                                                               2003        0.980             1.188                  -
                                                               2002        1.000             0.980                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.498             1.527              9,646
                                                               2004        1.330             1.498              2,221
                                                               2003        1.000             1.330                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.369             1.385              4,107
                                                               2004        1.239             1.369                  -
                                                               2003        1.000             1.239                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.525             1.618             35,837
                                                               2004        1.255             1.525              6,621
                                                               2003        1.000             1.255                574

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.070             1.109                  -
                                                               2004        1.000             1.070                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.114             1.115            151,970
                                                               2004        1.044             1.114             61,268
                                                               2003        1.000             1.044             29,542

   Total Return Portfolio - Administrative Class (5/01)        2005        1.071             1.076            174,968
                                                               2004        1.042             1.071             31,435
                                                               2003        1.012             1.042             14,239
                                                               2002        1.000             1.012                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.427             1.569                   -
                                                               2004        1.253             1.427                   -
                                                               2003        0.994             1.253                   -
                                                               2002        1.000             0.994                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.773             1.860              14,298
                                                               2004        1.433             1.773                   -
                                                               2003        0.977             1.433                   -
                                                               2002        1.000             0.977                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.389             1.417                   -
                                                               2004        1.308             1.389                   -
                                                               2003        0.960             1.308                   -
                                                               2002        1.000             0.960                   -

   Investors Fund - Class I (1/01)                             2005        1.345             1.405               1,091
                                                               2004        1.243             1.345                   -
                                                               2003        0.958             1.243                   -
                                                               2002        1.000             0.958                   -

   Large Cap Growth Fund - Class I (5/02)                      2005        1.341             1.383                   -
                                                               2004        1.361             1.341                   -
                                                               2003        0.961             1.361                   -
                                                               2002        1.000             0.961                   -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.597             1.642               2,886
                                                               2004        1.415             1.597               1,205
                                                               2003        0.970             1.415                   -
                                                               2002        1.000             0.970                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.279             1.364                   -
                                                               2004        1.226             1.279                   -
                                                               2003        0.967             1.226                   -
                                                               2002        1.000             0.967                   -

   Convertible Securities Portfolio (3/02)                     2005        1.284             1.263                   -
                                                               2004        1.232             1.284                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
Convertible Securities Portfolio  (continued)               2003        0.996           1.232                       -
                                                            2002        1.000           0.996                       -

Disciplined Mid Cap Stock Portfolio (3/02)                  2005        1.462           1.611                       -
                                                            2004        1.281           1.462                       -
                                                            2003        0.977           1.281                       -
                                                            2002        1.000           0.977                       -

Equity Income Portfolio (10/00)                             2005        1.327           1.359                     938
                                                            2004        1.232           1.327                       -
                                                            2003        0.958           1.232                       -
                                                            2002        1.000           0.958                       -

Federated High Yield Portfolio (3/02)                       2005        1.303           1.309                   1,397
                                                            2004        1.204           1.303                       -
                                                            2003        1.003           1.204                       -
                                                            2002        1.000           1.003                       -

Federated Stock Portfolio (3/02)                            2005        1.325           1.368                       -
                                                            2004        1.223           1.325                       -
                                                            2003        0.978           1.223                       -
                                                            2002        1.000           0.978                       -

Large Cap Portfolio (6/00)                                  2005        1.233           1.314                   3,521
                                                            2004        1.181           1.233                   3,521
                                                            2003        0.967           1.181                     616
                                                            2002        1.000           0.967                       -

Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.107                  23,645

Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.018                       -

Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.052                       -

Managed Allocation Series: Moderate-Aggressive Portfolio

(5/05)                                                      2005        1.000           1.085                  11,903

Managed Allocation Series: Moderate-Conservative

Portfolio (6/05)                                            2005        1.000           1.029                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
Mercury Large Cap Core Portfolio (6/00)                     2005        1.313           1.442                       -
                                                            2004        1.156           1.313                       -
                                                            2003        0.973           1.156                       -
                                                            2002        1.000           0.973                       -

MFS Emerging Growth Portfolio (2/00)                        2005        1.358           1.317                       -
                                                            2004        1.229           1.358                   1,415
                                                            2003        0.971           1.229                       -
                                                            2002        1.000           0.971                       -

MFS Mid Cap Growth Portfolio (3/02)                         2005        1.463           1.478                   3,169
                                                            2004        1.308           1.463                       -
                                                            2003        0.974           1.308                       -
                                                            2002        1.000           0.974                       -

MFS Total Return Portfolio (7/00)                           2005        1.230           1.242                  54,528
                                                            2004        1.126           1.230                   3,680
                                                            2003        0.986           1.126                     635
                                                            2002        1.000           0.986                       -

MFS Value Portfolio (5/04)                                  2005        1.118           1.166                  27,311
                                                            2004        1.000           1.118                       -

Mondrian International Stock Portfolio (3/02)               2005        1.432           1.537                   8,336
                                                            2004        1.262           1.432                       -
                                                            2003        1.001           1.262                       -
                                                            2002        1.000           1.001                       -

Pioneer Fund Portfolio (5/03)                               2005        1.320           1.372                       -
                                                            2004        1.212           1.320                       -
                                                            2003        1.000           1.212                       -

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.037                       -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.091           1.109                  93,381
                                                            2004        1.000           1.091                  34,210

Strategic Equity Portfolio (6/00)                           2005        1.361           1.361                       -
                                                            2004        1.260           1.361                       -
                                                            2003        0.969           1.260                       -
                                                            2002        1.000           0.969                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)    2005        1.027           1.112                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)     2005        1.000           1.108                       -

   Travelers Quality Bond Portfolio (3/02)                  2005        1.077           1.073                  18,568
                                                            2004        1.063           1.077                       -
                                                            2003        1.014           1.063                       -
                                                            2002        1.000           1.014                       -

   U.S. Government Securities Portfolio (5/04)              2005        1.048           1.072                       -
                                                            2004        1.000           1.048                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                   2005        0.989           0.993                   2,511
                                                            2004        0.998           0.989                   2,514
                                                            2003        1.000           0.998                       -

   Social Awareness Stock Portfolio (5/04)                  2005        1.079           1.104                       -
                                                            2004        1.000           1.079                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)              2005        1.438           1.467                       -
                                                            2004        1.249           1.438                       -
                                                            2003        0.974           1.249                       -
                                                            2002        1.000           0.974                       -

   Enterprise Portfolio - Class II Shares (3/02)            2005        1.211           1.280                       -
                                                            2004        1.190           1.211                       -
                                                            2003        0.966           1.190                       -
                                                            2002        1.000           0.966                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (3/02)          2005        1.406           1.607                   1,225
                                                            2004        1.245           1.406                       -
                                                            2003        0.991           1.245                       -
                                                            2002        1.000           0.991                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------

Dynamic Capital Appreciation Portfolio - Service
Class 2 (3/02)                                              2005        1.159           1.371                       -
                                                            2004        1.167           1.159                       -
                                                            2003        0.953           1.167                       -
                                                            2002        1.000           0.953                       -

Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.633           1.889                  48,261
                                                            2004        1.336           1.633                   8,965
                                                            2003        0.986           1.336                     536
                                                            2002        1.000           0.986                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------

   Capital Appreciation Fund (3/02)                         2005        1.111           1.287                       -
                                                            2004        0.949           1.111                       -
                                                            2003        0.775           0.949                       -
                                                            2002        1.000           0.775                       -

   High Yield Bond Trust (5/04)                             2005        1.065           1.057                       -
                                                            2004        1.000           1.065                       -

   Managed Assets Trust (5/04)                              2005        1.073           1.092                       -
                                                            2004        1.000           1.073                       -

   Money Market Portfolio (3/02)                            2005        0.972           0.980                       -
                                                            2004        0.982           0.972                       -
                                                            2003        0.995           0.982                       -
                                                            2002        1.000           0.995                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (2/00)                                           2005        1.028           1.156                   2,023
                                                            2004        0.968           1.028                       -
                                                            2003        0.801           0.968                       -
                                                            2002        1.182           0.801                       -
                                                            2001        1.000           1.182                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)               2005        1.463           1.635                  92,526
                                                            2004        1.316           1.463                  45,727
                                                            2003        0.993           1.316                       -
                                                            2002        1.187           0.993                       -
                                                            2001        1.000           1.187                       -

   Growth Fund - Class 2 Shares (2/00)                      2005        1.353           1.540                 339,051
                                                            2004        1.227           1.353                 224,757
                                                            2003        0.916           1.227                  13,689
                                                            2002        1.237           0.916                       -
                                                            2001        1.000           1.237                       -

   Growth-Income Fund - Class 2 Shares (2/00)               2005        1.282           1.330                 210,374
                                                            2004        1.186           1.282                 141,724
                                                            2003        0.914           1.186                  88,389
                                                            2002        1.143           0.914                       -
                                                            2001        1.000           1.143                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)         2005        1.609           1.690                       -
                                                            2004        1.250           1.609                       -
                                                            2003        0.952           1.250                       -
                                                            2002        1.000           0.952                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/02)                                                   2005        0.975           0.997                       -
                                                            2004        0.948           0.975                       -
                                                            2003        0.798           0.948                       -
                                                            2002        1.000           0.798                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/02)                                            2005        1.057           1.096                       -
                                                            2004        0.969           1.057                       -
                                                            2003        0.751           0.969                       -
                                                            2002        1.000           0.751                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III
   (11/03)                                                  2005        1.201           1.297                       -
                                                            2004        1.074           1.201                       -
                                                            2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III
   (11/03)                                                  2005        1.199           1.294                   6,383
                                                            2004        1.067           1.199                   1,538
                                                            2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)    2005        1.138           1.233                 113,725
                                                            2004        1.031           1.138                  62,851
                                                            2003        0.841           1.031                       -
                                                            2002        1.000           0.841                       -

   Templeton Developing Markets Securities Fund -
   Class 2 Shares (5/03)                                    2005        1.761           2.199                  34,370
                                                            2004        1.442           1.761                  27,878
                                                            2003        1.000           1.442                   4,181

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (2/00)                                                   2005        1.361           1.469                  98,761
                                                            2004        1.172           1.361                  66,369
                                                            2003        0.904           1.172                  10,166
                                                            2002        1.134           0.904                       -
                                                            2001        1.000           1.134                       -

   Templeton Growth Securities Fund - Class 2 Shares
   (5/02)                                                   2005        1.160           1.237                   5,511
                                                            2004        1.020           1.160                   1,140
                                                            2003        0.788           1.020                       -
                                                            2002        1.000           0.788                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)          2005        1.173           1.198                  32,169
                                                            2004        1.086           1.173                  24,381
                                                            2003        0.867           1.086                       -
                                                            2002        1.141           0.867                       -
                                                            2001        1.000           1.141                       -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                    2005        1.107           1.192                       -
                                                            2004        1.035           1.107                       -
                                                            2003        0.754           1.035                       -
                                                            2002        1.000           0.754                       -

   Salomon Brothers Variable Growth & Income Fund -
   Class I Shares (5/02)                                    2005        1.079           1.095                       -
                                                            2004        1.016           1.079                       -
                                                            2003        0.797           1.016                       -
                                                            2002        1.000           0.797                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)               2005        1.076           1.135                       -
                                                            2004        1.015           1.076                       -
                                                            2003        0.911           1.015                       -
                                                            2002        1.000           0.911                       -

   Global Life Sciences Portfolio - Service Shares
   (3/02)                                                   2005        1.015           1.117                       -
                                                            2004        0.907           1.015                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
   Global Life Sciences Portfolio - Service Shares
   (continued)                                              2003        0.733           0.907                       -
                                                            2002        1.000           0.733                       -

   Global Technology Portfolio - Service Shares (3/02)      2005        0.880           0.962                       -
                                                            2004        0.894           0.880                       -
                                                            2003        0.623           0.894                       -
                                                            2002        1.000           0.623                       -

   Worldwide Growth Portfolio - Service Shares (3/02)       2005        0.916           0.947                       -
                                                            2004        0.894           0.916                       -
                                                            2003        0.738           0.894                       -
                                                            2002        1.000           0.738                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)             2005        1.497           1.525                  11,493
                                                            2004        1.330           1.497                  11,540
                                                            2003        1.000           1.330                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                       2005        1.368           1.383                  70,546
                                                            2004        1.239           1.368                  69,261
                                                            2003        1.000           1.239                  71,566

   Mid-Cap Value Portfolio (5/03)                           2005        1.524           1.616                  78,565
                                                            2004        1.254           1.524                  66,625
                                                            2003        1.000           1.254                  13,602

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares
   (5/04)                                                   2005        1.069           1.108                       -
                                                            2004        1.000           1.069                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)      2005        1.113           1.113                 288,960
                                                            2004        1.043           1.113                 171,050
                                                            2003        1.000           1.043                  78,471

   Total Return Portfolio - Administrative Class (5/01)     2005        1.132           1.137                 388,412
                                                            2004        1.102           1.132                 164,259

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
   Total Return Portfolio - Administrative Class
   (continued)                                              2003        1.071           1.102                       -
                                                            2002        1.002           1.071                       -
                                                            2001        1.000           1.002                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                   2005        1.315           1.445                       -
                                                            2004        1.155           1.315                       -
                                                            2003        0.917           1.155                       -
                                                            2002        1.137           0.917                       -
                                                            2001        1.000           1.137                       -

   Putnam VT Small Cap Value Fund - Class IB Shares
   (5/01)                                                   2005        1.771           1.858                  34,614
                                                            2004        1.433           1.771                  15,588
                                                            2003        0.977           1.433                       -
                                                            2002        1.220           0.977                       -
                                                            2001        1.000           1.220                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                            2005        1.196           1.219                  30,618
                                                            2004        1.127           1.196                   9,549
                                                            2003        0.827           1.127                       -
                                                            2002        1.127           0.827                       -
                                                            2001        1.000           1.127                       -

   Investors Fund - Class I (1/01)                          2005        1.197           1.250                  18,740
                                                            2004        1.107           1.197                   9,435
                                                            2003        0.854           1.107                       -
                                                            2002        1.133           0.854                       -
                                                            2001        1.000           1.133                       -

   Large Cap Growth Fund - Class I (5/02)                   2005        1.111           1.145                       -
                                                            2004        1.128           1.111                       -
                                                            2003        0.797           1.128                       -
                                                            2002        1.000           0.797                       -

   Small Cap Growth Fund - Class I (3/00)                   2005        1.320           1.357                  57,267
                                                            2004        1.171           1.320                  56,224
                                                            2003        0.802           1.171                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
   Small Cap Growth Fund - Class I  (continued)             2002        1.255           0.802                       -
                                                            2001        1.000           1.255                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                2005        1.189           1.266                       -
                                                            2004        1.139           1.189                       -
                                                            2003        0.899           1.139                       -
                                                            2002        1.206           0.899                       -
                                                            2001        1.000           1.206                       -

   Convertible Securities Portfolio (3/02)                  2005        1.204           1.184                       -
                                                            2004        1.156           1.204                       -
                                                            2003        0.935           1.156                       -
                                                            2002        1.000           0.935                       -

   Disciplined Mid Cap Stock Portfolio (3/02)               2005        1.184           1.304                       -
                                                            2004        1.038           1.184                       -
                                                            2003        0.792           1.038                       -
                                                            2002        1.000           0.792                       -

   Equity Income Portfolio (10/00)                          2005        1.317           1.348                  74,242
                                                            2004        1.224           1.317                  52,584
                                                            2003        0.952           1.224                  35,771
                                                            2002        1.129           0.952                       -
                                                            2001        1.000           1.129                       -

   Federated High Yield Portfolio (3/02)                    2005        1.284           1.290                   4,553
                                                            2004        1.187           1.284                   4,376
                                                            2003        0.990           1.187                       -
                                                            2002        1.000           0.990                       -

   Federated Stock Portfolio (3/02)                         2005        1.058           1.091                       -
                                                            2004        0.977           1.058                       -
                                                            2003        0.781           0.977                       -
                                                            2002        1.000           0.781                       -

   Large Cap Portfolio (6/00)                               2005        1.096           1.167                       -
                                                            2004        1.050           1.096                       -
                                                            2003        0.860           1.050                       -
                                                            2002        1.137           0.860                       -
                                                            2001        1.000           1.137                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.107                       -

Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.018                       -

Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.052                  14,308

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.000           1.085                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.000           1.029                       -

Mercury Large Cap Core Portfolio (6/00)                     2005        1.137           1.249                  39,338
                                                            2004        1.002           1.137                  33,831
                                                            2003        0.844           1.002                       -
                                                            2002        1.151           0.844                       -
                                                            2001        1.000           1.151                       -

MFS Emerging Growth Portfolio (2/00)                        2005        1.096           1.063                       -
                                                            2004        0.993           1.096                       -
                                                            2003        0.785           0.993                       -
                                                            2002        1.218           0.785                       -
                                                            2001        1.000           1.218                       -

MFS Mid Cap Growth Portfolio (3/02)                         2005        0.822           0.830                  10,540
                                                            2004        0.736           0.822                  10,388
                                                            2003        0.548           0.736                       -
                                                            2002        1.000           0.548                       -

MFS Total Return Portfolio (7/00)                           2005        1.250           1.261                  80,510
                                                            2004        1.144           1.250                  46,257
                                                            2003        1.002           1.144                  74,835
                                                            2002        1.080           1.002                       -
                                                            2001        1.000           1.080                       -

MFS Value Portfolio (5/04)                                  2005        1.117           1.165                  19,960
                                                            2004        1.000           1.117                   8,567

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
   Mondrian International Stock Portfolio (3/02)            2005        1.202           1.290                  47,848
                                                            2004        1.060           1.202                  30,586
                                                            2003        0.842           1.060                       -
                                                            2002        1.000           0.842                       -

   Pioneer Fund Portfolio (5/03)                            2005        1.319           1.370                   2,908
                                                            2004        1.212           1.319                   1,735
                                                            2003        1.000           1.212                       -

   Pioneer Mid Cap Value Portfolio (7/05)                   2005        1.036           1.037                       -

   Pioneer Strategic Income Portfolio (5/04)                2005        1.091           1.108                  52,692
                                                            2004        1.000           1.091                  30,316

   Strategic Equity Portfolio (6/00)                        2005        1.047           1.047                       -
                                                            2004        0.970           1.047                       -
                                                            2003        0.747           0.970                       -
                                                            2002        1.148           0.747                       -
                                                            2001        1.000           1.148                       -

   Style Focus Series: Small Cap Growth Portfolio (6/05)    2005        1.027           1.112                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)     2005        1.000           1.108                       -

   Travelers Quality Bond Portfolio (3/02)                  2005        1.118           1.113                       -
                                                            2004        1.104           1.118                       -
                                                            2003        1.054           1.104                       -
                                                            2002        1.000           1.054                       -

   U.S. Government Securities Portfolio (5/04)              2005        1.048           1.071                       -
                                                            2004        1.000           1.048                       -

Travelers Series Fund Inc.

   SB Adjustable Rate Income Portfolio - Class I Shares

   (9/03)                                                   2005        0.989           0.991                  30,100
                                                            2004        0.997           0.989                       -
                                                            2003        1.000           0.997                       -

   Social Awareness Stock Portfolio (5/04)                  2005        1.078           1.103                       -
                                                            2004        1.000           1.078                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)              2005        1.127           1.149                       -
                                                            2004        0.979           1.127                       -
                                                            2003        0.764           0.979                       -
                                                            2002        1.000           0.764                       -

   Enterprise Portfolio - Class II Shares (3/02)            2005        0.904           0.956                       -
                                                            2004        0.889           0.904                       -
                                                            2003        0.722           0.889                       -
                                                            2002        1.000           0.722                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (3/02)          2005        1.226           1.402                       -
                                                            2004        1.087           1.226                       -
                                                            2003        0.865           1.087                       -
                                                            2002        1.000           0.865                       -

   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/02)                                           2005        1.047           1.238                       -
                                                            2004        1.055           1.047                       -
                                                            2003        0.862           1.055                       -
                                                            2002        1.000           0.862                       -

   Mid Cap Portfolio - Service Class 2 (3/02)               2005        1.411           1.631                  89,979
                                                            2004        1.155           1.411                  46,989
                                                            2003        0.853           1.155                       -
                                                            2002        1.000           0.853                       -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
   Capital Appreciation Fund (3/02)                         2005        1.340           1.551                     159
                                                            2004        1.145           1.340                       -
                                                            2003        1.000           1.145                       -

   High Yield Bond Trust (5/04)                             2005        1.065           1.057                       -
                                                            2004        1.000           1.065                       -

   Managed Assets Trust (5/04)                              2005        1.073           1.091                       -
                                                            2004        1.000           1.073                       -

   Money Market Portfolio (3/02)                            2005        0.984           0.991                       -
                                                            2004        0.994           0.984                       -
                                                            2003        1.000           0.994                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class
   B (2/00)                                                 2005        1.159           1.304                       -
                                                            2004        1.093           1.159                       -
                                                            2003        1.000           1.093                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)               2005        1.319           1.474                  33,810
                                                            2004        1.187           1.319                  20,425
                                                            2003        1.000           1.187                       -

   Growth Fund - Class 2 Shares (2/00)                      2005        1.266           1.440                 495,689
                                                            2004        1.149           1.266                 102,273
                                                            2003        1.000           1.149                       -

   Growth-Income Fund - Class 2 Shares (2/00)               2005        1.239           1.284                 278,103
                                                            2004        1.147           1.239                 107,765
                                                            2003        1.000           1.147                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)         2005        1.470           1.543                   1,987
                                                            2004        1.143           1.470                       -
                                                            2003        1.000           1.143                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/02)                                                   2005        1.144           1.169                       -
                                                            2004        1.112           1.144                       -
                                                            2003        1.000           1.112                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/02)                                            2005        1.252           1.297                       -
                                                            2004        1.148           1.252                       -
                                                            2003        1.000           1.148                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III
   (11/03)                                                  2005        1.201           1.295                   2,632
                                                            2004        1.074           1.201                       -
                                                            2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III
   (11/03)                                                  2005        1.199           1.293                 118,685
                                                            2004        1.067           1.199                       -
                                                            2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)    2005        1.232           1.334                 156,547
                                                            2004        1.117           1.232                  32,618
                                                            2003        1.000           1.117                       -

   Templeton Developing Markets Securities Fund - Class
   2 Shares (5/03)                                          2005        1.542           1.924                  26,812
                                                            2004        1.263           1.542                       -
                                                            2003        1.000           1.263                       -

   Templeton Foreign Securities Fund - Class 2 Shares
   (2/00)                                                   2005        1.364           1.472                 111,621
                                                            2004        1.175           1.364                  10,115
                                                            2003        1.000           1.175                       -

   Templeton Growth Securities Fund - Class 2 Shares
   (5/02)                                                   2005        1.319           1.406                 121,975
                                                            2004        1.161           1.319                       -
                                                            2003        1.000           1.161                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)          2005        1.219           1.245                  56,720
                                                            2004        1.130           1.219                  54,008
                                                            2003        1.000           1.130                       -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                    2005        1.223           1.316                       -
                                                            2004        1.145           1.223                       -
                                                            2003        1.000           1.145                       -

   Salomon Brothers Variable Growth & Income Fund -
   Class I Shares (5/02)                                    2005        1.194           1.212                       -
                                                            2004        1.125           1.194                       -
                                                            2003        1.000           1.125                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)               2005        1.142           1.204                       -
                                                            2004        1.077           1.142                       -
                                                            2003        1.000           1.077                       -

   Global Life Sciences Portfolio - Service Shares
   (3/02)                                                   2005        1.249           1.374                       -
                                                            2004        1.117           1.249                       -
                                                            2003        1.000           1.117                       -

   Global Technology Portfolio - Service Shares (3/02)      2005        1.181           1.290                       -
                                                            2004        1.199           1.181                       -
                                                            2003        1.000           1.199                       -

   Worldwide Growth Portfolio - Service Shares (3/02)       2005        1.168           1.208                       -
                                                            2004        1.141           1.168                       -
                                                            2003        1.000           1.141                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)             2005        1.320           1.344                  44,697
                                                            2004        1.173           1.320                   4,856
                                                            2003        1.000           1.173                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                       2005        1.258           1.272                   5,316
                                                            2004        1.140           1.258                       -
                                                            2003        1.000           1.140                       -

   Mid-Cap Value Portfolio (5/03)                           2005        1.404           1.488                  87,302
                                                            2004        1.156           1.404                  16,199
                                                            2003        1.000           1.156                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares
   (5/04)                                                   2005        1.069           1.107                       -
                                                            2004        1.000           1.069                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)      2005        1.115           1.115                 185,851
                                                            2004        1.046           1.115                  10,245
                                                            2003        1.000           1.046                       -

   Total Return Portfolio - Administrative Class (5/01)     2005        1.052           1.056                 470,959
                                                            2004        1.024           1.052                   4,979
                                                            2003        1.000           1.024                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                   2005        1.343           1.475                       -
                                                            2004        1.180           1.343                       -
                                                            2003        1.000           1.180                       -

   Putnam VT Small Cap Value Fund - Class IB Shares
   (5/01)                                                   2005        1.528           1.601                       -
                                                            2004        1.236           1.528                       -
                                                            2003        1.000           1.236                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                            2005        1.241           1.264                       -
                                                            2004        1.170           1.241                       -
                                                            2003        1.000           1.170                       -

   Investors Fund - Class I (1/01)                          2005        1.240           1.293                   5,937
                                                            2004        1.147           1.240                       -
                                                            2003        1.000           1.147                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
   Large Cap Growth Fund - Class I (5/02)                   2005        1.144           1.179                       -
                                                            2004        1.162           1.144                       -
                                                            2003        1.000           1.162                       -

   Small Cap Growth Fund - Class I (3/00)                   2005        1.394           1.432                       -
                                                            2004        1.236           1.394                       -
                                                            2003        1.000           1.236                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                2005        1.185           1.262                       -
                                                            2004        1.136           1.185                       -
                                                            2003        1.000           1.136                       -

   Convertible Securities Portfolio (3/02)                  2005        1.148           1.128                       -
                                                            2004        1.103           1.148                       -
                                                            2003        1.000           1.103                       -

   Disciplined Mid Cap Stock Portfolio (3/02)               2005        1.336           1.471                       -
                                                            2004        1.172           1.336                       -
                                                            2003        1.000           1.172                       -

   Equity Income Portfolio (10/00)                          2005        1.218           1.246                  45,518
                                                            2004        1.132           1.218                       -
                                                            2003        1.000           1.132                       -

   Federated High Yield Portfolio (3/02)                    2005        1.179           1.184                       -
                                                            2004        1.091           1.179                       -
                                                            2003        1.000           1.091                       -

   Federated Stock Portfolio (3/02)                         2005        1.241           1.280                       -
                                                            2004        1.146           1.241                       -
                                                            2003        1.000           1.146                       -

   Large Cap Portfolio (6/00)                               2005        1.172           1.247                   1,666
                                                            2004        1.123           1.172                       -
                                                            2003        1.000           1.123                       -

   Managed Allocation Series: Aggressive Portfolio
   (5/05)                                                   2005        1.000           1.106                       -

   Managed Allocation Series: Conservative Portfolio
   (7/05)                                                   2005        1.007           1.017                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.051                       -

Managed Allocation Series: Moderate-Aggressive Portfolio

(5/05)                                                      2005        1.000           1.084                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.000           1.028                       -

Mercury Large Cap Core Portfolio (6/00)                     2005        1.236           1.357                       -
                                                            2004        1.090           1.236                       -
                                                            2003        1.000           1.090                       -

MFS Emerging Growth Portfolio (2/00)                        2005        1.220           1.183                       -
                                                            2004        1.105           1.220                       -
                                                            2003        1.000           1.105                       -

MFS Mid Cap Growth Portfolio (3/02)                         2005        1.264           1.276                   6,041
                                                            2004        1.132           1.264                       -
                                                            2003        1.000           1.132                       -

MFS Total Return Portfolio (7/00)                           2005        1.177           1.187                  96,384
                                                            2004        1.078           1.177                   9,432
                                                            2003        1.000           1.078                       -

MFS Value Portfolio (5/04)                                  2005        1.117           1.164                 125,223
                                                            2004        1.000           1.117                       -

Mondrian International Stock Portfolio (3/02)               2005        1.313           1.408                   3,713
                                                            2004        1.158           1.313                       -
                                                            2003        1.000           1.158                       -

Pioneer Fund Portfolio (5/03)                               2005        1.226           1.273                       -
                                                            2004        1.127           1.226                       -
                                                            2003        1.000           1.127                       -

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.036                       -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.091           1.107                 119,462
                                                            2004        1.000           1.091                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
   Strategic Equity Portfolio (6/00)                        2005        1.205           1.204                       -
                                                            2004        1.116           1.205                       -
                                                            2003        1.000           1.116                       -

   Style Focus Series: Small Cap Growth Portfolio (6/05)    2005        1.026           1.112                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)     2005        1.000           1.107                       -

   Travelers Quality Bond Portfolio (3/02)                  2005        1.036           1.031                       -
                                                            2004        1.024           1.036                       -
                                                            2003        1.000           1.024                       -

   U.S. Government Securities Portfolio (5/04)              2005        1.047           1.070                       -
                                                            2004        1.000           1.047                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                   2005        0.988           0.990                  12,201
                                                            2004        0.997           0.988                       -
                                                            2003        1.000           0.997                       -

   Social Awareness Stock Portfolio (5/04)                  2005        1.078           1.102                       -
                                                            2004        1.000           1.078                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)              2005        1.306           1.332                       -
                                                            2004        1.136           1.306                       -
                                                            2003        1.000           1.136                       -

   Enterprise Portfolio - Class II Shares (3/02)            2005        1.151           1.216                       -
                                                            2004        1.133           1.151                       -
                                                            2003        1.000           1.133                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (3/02)          2005        1.286           1.469                       -
                                                            2004        1.141           1.286                       -
                                                            2003        1.000           1.141                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
Dynamic Capital Appreciation Portfolio - Service
Class 2 (3/02)                                              2005        1.096           1.295                       -
                                                            2004        1.105           1.096                       -
                                                            2003        1.000           1.105                       -

Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.462           1.690                  45,068
                                                            2004        1.198           1.462                       -
                                                            2003        1.000           1.198                       -


                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
   Capital Appreciation Fund (3/02)                         2005        1.385           1.602                 106,587
                                                            2004        1.184           1.385                  33,175
                                                            2003        0.968           1.184                       -
                                                            2002        1.000           0.968                       -

   High Yield Bond Trust (5/04)                             2005        1.065           1.056                 162,457
                                                            2004        1.000           1.065                  45,170

   Managed Assets Trust (5/04)                              2005        1.073           1.090                  27,047
                                                            2004        1.000           1.073                  26,657

   Money Market Portfolio (3/02)                            2005        0.975           0.981                 564,024
                                                            2004        0.986           0.975                  75,548
                                                            2003        0.999           0.986                       -
                                                            2002        1.000           0.999                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class
   B (2/00)                                                 2005        1.213           1.364                  99,481
                                                            2004        1.144           1.213                  91,022
                                                            2003        0.948           1.144                       -
                                                            2002        1.000           0.948                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)               2005        1.448           1.616                 642,170
                                                            2004        1.303           1.448                 440,414
                                                            2003        0.984           1.303                  55,238
                                                            2002        1.000           0.984                       -

   Growth Fund - Class 2 Shares (2/00)                      2005        1.416           1.611               1,532,708
                                                            2004        1.286           1.416               1,059,551
                                                            2003        0.960           1.286                  99,932
                                                            2002        1.000           0.960                       -

   Growth-Income Fund - Class 2 Shares (2/00)               2005        1.360           1.409               1,424,925
                                                            2004        1.259           1.360                 945,214
                                                            2003        0.971           1.259                  66,778
                                                            2002        1.000           0.971                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)         2005        1.696           1.779                 297,881
                                                            2004        1.319           1.696                 259,924

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
   Delaware VIP REIT Series - Standard Class
   (continued)                                              2003        1.005           1.319                  37,864
                                                            2002        1.000           1.005                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/02)                                                   2005        1.184           1.209                  42,039
                                                            2004        1.151           1.184                  17,366
                                                            2003        0.971           1.151                       -
                                                            2002        1.000           0.971                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/02)                                            2005        1.371           1.420                  64,073
                                                            2004        1.258           1.371                  28,245
                                                            2003        0.976           1.258                   3,319
                                                            2002        1.000           0.976                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III
  (11/03)                                                   2005        1.200           1.294                  88,966
                                                            2004        1.073           1.200                  73,133
                                                            2003        1.000           1.073                       -

   Mercury Value Opportunities V.I. Fund - Class III
   (11/03)                                                  2005        1.198           1.291                 257,968
                                                            2004        1.067           1.198                 139,483
                                                            2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)    2005        1.342           1.453                 273,728
                                                            2004        1.218           1.342                 164,481
                                                            2003        0.994           1.218                   6,136
                                                            2002        1.000           0.994                       -

   Templeton Developing Markets Securities Fund - Class
   2 Shares (5/03)                                          2005        1.759           2.193                 191,267
                                                            2004        1.441           1.759                 141,585
                                                            2003        1.000           1.441                  54,560

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (2/00)                                                   2005        1.484           1.601                 126,678
                                                            2004        1.279           1.484                  93,506
                                                            2003        0.989           1.279                       -
                                                            2002        1.000           0.989                       -

   Templeton Growth Securities Fund - Class 2 Shares
   (5/02)                                                   2005        1.434           1.528                 377,836
                                                            2004        1.263           1.434                 331,135
                                                            2003        0.976           1.263                 124,930
                                                            2002        1.000           0.976                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)          2005        1.304           1.331                 418,030
                                                            2004        1.209           1.304                 393,773
                                                            2003        0.967           1.209                 143,964
                                                            2002        1.000           0.967                       -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                    2005        1.390           1.495                 239,561
                                                            2004        1.302           1.390                 170,170
                                                            2003        0.949           1.302                  15,395
                                                            2002        1.000           0.949                       -

   Salomon Brothers Variable Growth & Income Fund -
   Class I Shares (5/02)                                    2005        1.307           1.326                  11,078
                                                            2004        1.232           1.307                   4,238
                                                            2003        0.967           1.232                       -
                                                            2002        1.000           0.967                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)               2005        1.173           1.236                   2,435
                                                            2004        1.106           1.173                   2,441
                                                            2003        0.994           1.106                   2,442
                                                            2002        1.000           0.994                       -

   Global Life Sciences Portfolio - Service Shares
   (3/02)                                                   2005        1.365           1.500                       -
                                                            2004        1.221           1.365                       -
                                                            2003        0.988           1.221                       -
                                                            2002        1.000           0.988                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
   Global Technology Portfolio - Service Shares (3/02)      2005        1.332           1.455                  46,971
                                                            2004        1.354           1.332                  42,662
                                                            2003        0.944           1.354                  29,485
                                                            2002        1.000           0.944                       -

   Worldwide Growth Portfolio - Service Shares (3/02)       2005        1.213           1.254                       -
                                                            2004        1.186           1.213                       -
                                                            2003        0.980           1.186                       -
                                                            2002        1.000           0.980                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)             2005        1.495           1.521                 145,348
                                                            2004        1.329           1.495                 113,336
                                                            2003        1.000           1.329                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                       2005        1.365           1.380                 279,776
                                                            2004        1.238           1.365                 163,189
                                                            2003        1.000           1.238                   6,050

   Mid-Cap Value Portfolio (5/03)                           2005        1.522           1.612                 216,566
                                                            2004        1.253           1.522                 114,516
                                                            2003        1.000           1.253                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares
   (5/04)                                                   2005        1.068           1.106                  85,465
                                                            2004        1.000           1.068                  61,540

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)      2005        1.111           1.110                 464,685
                                                            2004        1.043           1.111                 214,161
                                                            2003        1.000           1.043                       -

   Total Return Portfolio - Administrative Class (5/01)     2005        1.068           1.071               1,035,472
                                                            2004        1.040           1.068                 714,714
                                                            2003        1.012           1.040                  27,193
                                                            2002        1.000           1.012                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                   2005        1.422           1.562                   3,198
                                                            2004        1.251           1.422                   3,198
                                                            2003        0.994           1.251                       -
                                                            2002        1.000           0.994                       -

   Putnam VT Small Cap Value Fund - Class IB Shares
   (5/01)                                                   2005        1.767           1.851                 238,322
                                                            2004        1.431           1.767                 203,643
                                                            2003        0.977           1.431                  82,176
                                                            2002        1.000           0.977                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                            2005        1.385           1.410                 260,182
                                                            2004        1.306           1.385                 267,262
                                                            2003        0.960           1.306                  59,804
                                                            2002        1.000           0.960                       -

   Investors Fund - Class I (1/01)                          2005        1.341           1.398                 151,318
                                                            2004        1.241           1.341                  70,944
                                                            2003        0.958           1.241                       -
                                                            2002        1.000           0.958                       -

   Large Cap Growth Fund - Class I (5/02)                   2005        1.337           1.377                  76,614
                                                            2004        1.359           1.337                  52,362
                                                            2003        0.961           1.359                   3,237
                                                            2002        1.000           0.961                       -

   Small Cap Growth Fund - Class I (3/00)                   2005        1.592           1.635                 145,079
                                                            2004        1.413           1.592                 156,147
                                                            2003        0.970           1.413                   9,472
                                                            2002        1.000           0.970                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                2005        1.275           1.357                 164,676
                                                            2004        1.224           1.275                 122,713
                                                            2003        0.967           1.224                   2,233
                                                            2002        1.000           0.967                       -

   Convertible Securities Portfolio (3/02)                  2005        1.280           1.257                 118,022
                                                            2004        1.230           1.280                  95,886

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------        ----   -------------    -------------     ---------------
Convertible Securities Portfolio  (continued)                   2003       0.995            1.230                   -
                                                                2002       1.000            0.995                   -

Disciplined Mid Cap Stock Portfolio (3/02)                      2005       1.458            1.604             249,664
                                                                2004       1.279            1.458             188,222
                                                                2003       0.977            1.279             112,924
                                                                2002       1.000            0.977                   -

Equity Income Portfolio (10/00)                                 2005       1.323            1.353             284,705
                                                                2004       1.230            1.323             207,293
                                                                2003       0.958            1.230              36,353
                                                                2002       1.000            0.958                   -

Federated High Yield Portfolio (3/02)                           2005       1.299            1.304             142,773
                                                                2004       1.202            1.299              82,674
                                                                2003       1.003            1.202                   -
                                                                2002       1.000            1.003                   -

Federated Stock Portfolio (3/02)                                2005       1.321            1.362             112,118
                                                                2004       1.221            1.321             107,094
                                                                2003       0.978            1.221                   -
                                                                2002       1.000            0.978                   -

Large Cap Portfolio (6/00)                                      2005       1.230            1.308              27,397
                                                                2004       1.179            1.230              71,256
                                                                2003       0.967            1.179                   -
                                                                2002       1.000            0.967                   -

Managed Allocation Series: Aggressive Portfolio (5/05)          2005       1.000            1.106                   -

Managed Allocation Series: Conservative Portfolio (7/05)        2005       1.007            1.017                   -

Managed Allocation Series: Moderate Portfolio (6/05)            2005       1.008            1.051              45,691

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                          2005       1.000            1.084             244,231

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                                2005       1.000            1.028              38,806

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------        ----   -------------    -------------     ---------------
Mercury Large Cap Core Portfolio (6/00)                         2005       1.309            1.435              100,404
                                                                2004       1.154            1.309               66,131
                                                                2003       0.973            1.154                    -
                                                                2002       1.000            0.973                    -

MFS Emerging Growth Portfolio (2/00)                            2005       1.354            1.313                    -
                                                                2004       1.227            1.354               12,107
                                                                2003       0.971            1.227                    -
                                                                2002       1.000            0.971                    -

MFS Mid Cap Growth Portfolio (3/02)                             2005       1.459            1.472              158,902
                                                                2004       1.306            1.459               94,124
                                                                2003       0.974            1.306                9,691
                                                                2002       1.000            0.974                    -

MFS Total Return Portfolio (7/00)                               2005       1.226            1.236            1,333,686
                                                                2004       1.124            1.226            1,076,462
                                                                2003       0.986            1.124               63,220
                                                                2002       1.000            0.986                    -

MFS Value Portfolio (5/04)                                      2005       1.117            1.163               85,935
                                                                2004       1.000            1.117                9,859

Mondrian International Stock Portfolio (3/02)                   2005       1.428            1.530              220,015
                                                                2004       1.260            1.428              157,537
                                                                2003       1.001            1.260                    -
                                                                2002       1.000            1.001                    -

Pioneer Fund Portfolio (5/03)                                   2005       1.317            1.366               10,001
                                                                2004       1.211            1.317                3,791
                                                                2003       1.000            1.211                    -

Pioneer Mid Cap Value Portfolio (7/05)                          2005       1.036            1.036                    -

Pioneer Strategic Income Portfolio (5/04)                       2005       1.090            1.106              256,417
                                                                2004       1.000            1.090              103,830

Strategic Equity Portfolio (6/00)                               2005       1.357            1.355               24,192
                                                                2004       1.258            1.357               23,249
                                                                2003       0.969            1.258                    -
                                                                2002       1.000            0.969                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR         END OF YEAR
--------------------------------------------------------        ----   -------------    -------------     ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)        2005       1.026            1.111                 270

   Style Focus Series: Small Cap Value Portfolio (5/05)         2005       1.000            1.107                 272

   Travelers Quality Bond Portfolio (3/02)                      2005       1.073            1.068             267,585
                                                                2004       1.062            1.073             229,252
                                                                2003       1.014            1.062              22,570
                                                                2002       1.000            1.014                   -

   U.S. Government Securities Portfolio (5/04)                  2005       1.047            1.069             125,156
                                                                2004       1.000            1.047              20,109

Travelers Series Fund Inc.

   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                       2005       0.987            0.989             154,164
                                                                2004       0.997            0.987              96,297
                                                                2003       1.000            0.997                   -

   Social Awareness Stock Portfolio (5/04)                      2005       1.078            1.101                   -
                                                                2004       1.000            1.078                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                  2005       1.433            1.461             263,132
                                                                2004       1.247            1.433             116,832
                                                                2003       0.974            1.247                   -
                                                                2002       1.000            0.974                   -

   Enterprise Portfolio - Class II Shares (3/02)                2005       1.207            1.275               1,722
                                                                2004       1.188            1.207               1,722
                                                                2003       0.966            1.188                   -
                                                                2002       1.000            0.966                   -

Variable Insurance Products Fund

   Contrafund<< Portfolio - Service Class 2 (3/02)              2005       1.401            1.600             290,329
                                                                2004       1.243            1.401             141,891
                                                                2003       0.991            1.243                   -
                                                                2002       1.000            0.991                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
--------------------------------------------------------        ----   -------------    -------------     ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2
(3/02)                                                          2005       1.155            1.365              19,851
                                                                2004       1.166            1.155              20,400
                                                                2003       0.953            1.166                   -
                                                                2002       1.000            0.953                   -

Mid Cap Portfolio - Service Class 2 (3/02)                      2005       1.628            1.881             434,766
                                                                2004       1.334            1.628             257,511
                                                                2003       0.986            1.334                   -
                                                                2002       1.000            0.986                   -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR       YEAR          END OF YEAR       END OF YEAR
--------------------------------------------------------        ----   -------------    -------------     ---------------
   Capital Appreciation Fund (3/02)                             2005       1.338            1.547                   -
                                                                2004       1.144            1.338                   -
                                                                2003       1.000            1.144                   -

   High Yield Bond Trust (5/04)                                 2005       1.064            1.055                   -
                                                                2004       1.000            1.064                   -

   Managed Assets Trust (5/04)                                  2005       1.072            1.089                   -
                                                                2004       1.000            1.072                   -

   Money Market Portfolio (3/02)                                2005       0.982            0.989                   -
                                                                2004       0.994            0.982                   -
                                                                2003       1.000            0.994                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                       2005       1.158            1.301                   -
                                                                2004       1.092            1.158                   -
                                                                2003       1.000            1.092                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                   2005       1.318            1.471              23,759
                                                                2004       1.187            1.318               8,440
                                                                2003       1.000            1.187                   -

   Growth Fund - Class 2 Shares (2/00)                          2005       1.264            1.437              81,944
                                                                2004       1.148            1.264              16,435
                                                                2003       1.000            1.148                   -

   Growth-Income Fund - Class 2 Shares (2/00)                   2005       1.238            1.281             108,452
                                                                2004       1.146            1.238              22,121
                                                                2003       1.000            1.146                   -

Delaware VIP Trust

   Delaware VIP REIT Series - Standard Class (3/02)             2005       1.468            1.540                   -
                                                                2004       1.142            1.468                   -
                                                                2003       1.000            1.142                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------        ----   -------------    -------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/02)                                                       2005       1.142            1.166                   -
                                                                2004       1.112            1.142                   -
                                                                2003       1.000            1.112                   -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/02)                                                2005       1.250            1.294                   -
                                                                2004       1.148            1.250                   -
                                                                2003       1.000            1.148                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)      2005       1.199            1.293                   -
                                                                2004       1.073            1.199                   -
                                                                2003       1.000            1.073                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)    2005       1.197            1.290             115,865
                                                                2004       1.067            1.197              23,905
                                                                2003       1.000            1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)        2005       1.230            1.331              32,524
                                                                2004       1.117            1.230                   -
                                                                2003       1.000            1.117                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                                2005       1.540            1.920                   -
                                                                2004       1.262            1.540                   -
                                                                2003       1.000            1.262                   -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)    2005       1.362            1.468               8,678
                                                                2004       1.175            1.362                   -
                                                                2003       1.000            1.175                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)     2005       1.317            1.403                   -
                                                                2004       1.161            1.317                   -
                                                                2003       1.000            1.161                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------        ----   -------------    -------------     ---------------
Greenwich Street Series Fund

   Equity Index Portfolio - Class II Shares (6/00)              2005       1.218            1.242                  -
                                                                2004       1.129            1.218                  -
                                                                2003       1.000            1.129                  -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                              2005       1.221            1.313                  -
                                                                2004       1.144            1.221                  -
                                                                2003       1.000            1.144                  -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                                2005       1.192            1.209                  -
                                                                2004       1.124            1.192                  -
                                                                2003       1.000            1.124                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                   2005       1.140            1.201                  -
                                                                2004       1.076            1.140                  -
                                                                2003       1.000            1.076                  -

   Global Life Sciences Portfolio - Service Shares (3/02)       2005       1.247            1.371                  -
                                                                2004       1.116            1.247                  -
                                                                2003       1.000            1.116                  -

   Global Technology Portfolio - Service Shares (3/02)          2005       1.179            1.287                  -
                                                                2004       1.199            1.179                  -
                                                                2003       1.000            1.199                  -

   Worldwide Growth Portfolio - Service Shares (3/02)           2005       1.167            1.205                  -
                                                                2004       1.141            1.167                  -
                                                                2003       1.000            1.141                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                 2005       1.318            1.341                  -
                                                                2004       1.172            1.318                  -
                                                                2003       1.000            1.172                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR       YEAR          END OF YEAR        END OF YEAR
---------------------------------------------------------       ----   -------------    -------------     ---------------
Lord Abbett Series Fund, Inc.

   Growth and Income Portfolio (5/03)                           2005       1.256            1.269               4,048
                                                                2004       1.140            1.256                   -
                                                                2003       1.000            1.140                   -

   Mid-Cap Value Portfolio (5/03)                               2005       1.402            1.484               3,535
                                                                2004       1.155            1.402                   -
                                                                2003       1.000            1.155                   -

Oppenheimer Variable Account Funds

   Oppenheimer Main Street Fund/VA - Service Shares (5/04)      2005       1.068            1.105                   -
                                                                2004       1.000            1.068                   -

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)          2005       1.114            1.112              27,563
                                                                2004       1.045            1.114                   -
                                                                2003       1.000            1.045                   -

   Total Return Portfolio - Administrative Class (5/01)         2005       1.051            1.053               4,393
                                                                2004       1.024            1.051               4,240
                                                                2003       1.000            1.024                   -

Putnam Variable Trust

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                       2005       1.341            1.472                   -
                                                                2004       1.180            1.341                   -
                                                                2003       1.000            1.180                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)      2005       1.526            1.598                   -
                                                                2004       1.236            1.526                   -
                                                                2003       1.000            1.236                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                                2005       1.239            1.261               8,725
                                                                2004       1.169            1.239               8,725
                                                                2003       1.000            1.169                   -

   Investors Fund - Class I (1/01)                              2005       1.238            1.290              19,376
                                                                2004       1.146            1.238                   -
                                                                2003       1.000            1.146                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------        ----   -------------    -------------     ---------------
   Large Cap Growth Fund - Class I (5/02)                       2005       1.142            1.176                 -
                                                                2004       1.162            1.142                 -
                                                                2003       1.000            1.162                 -

   Small Cap Growth Fund - Class I (3/00)                       2005       1.392            1.428                 -
                                                                2004       1.236            1.392                 -
                                                                2003       1.000            1.236                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                    2005       1.184            1.259                 -
                                                                2004       1.136            1.184                 -
                                                                2003       1.000            1.136                 -

   Convertible Securities Portfolio (3/02)                      2005       1.147            1.126                 -
                                                                2004       1.103            1.147                 -
                                                                2003       1.000            1.103                 -

   Disciplined Mid Cap Stock Portfolio (3/02)                   2005       1.335            1.468                 -
                                                                2004       1.172            1.335                 -
                                                                2003       1.000            1.172                 -

   Equity Income Portfolio (10/00)                              2005       1.217            1.243                 -
                                                                2004       1.132            1.217                 -
                                                                2003       1.000            1.132                 -

   Federated High Yield Portfolio (3/02)                        2005       1.177            1.181                 -
                                                                2004       1.090            1.177                 -
                                                                2003       1.000            1.090                 -

   Federated Stock Portfolio (3/02)                             2005       1.239            1.276                 -
                                                                2004       1.146            1.239                 -
                                                                2003       1.000            1.146                 -

   Large Cap Portfolio (6/00)                                   2005       1.170            1.244                 -
                                                                2004       1.123            1.170                 -
                                                                2003       1.000            1.123                 -

   Managed Allocation Series: Aggressive Portfolio (5/05)       2005       1.000            1.105                 -

   Managed Allocation Series: Conservative Portfolio (7/05)     2005       1.007            1.017                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
--------------------------------------------------------        ----   -------------    -------------     ---------------
Managed Allocation Series: Moderate Portfolio (6/05)            2005       1.008            1.051                   -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                          2005       1.000            1.084                   -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                                2005       1.000            1.028                   -

Mercury Large Cap Core Portfolio (6/00)                         2005       1.235            1.353                   -
                                                                2004       1.089            1.235                   -
                                                                2003       1.000            1.089                   -

MFS Emerging Growth Portfolio (2/00)                            2005       1.218            1.181                   -
                                                                2004       1.105            1.218                   -
                                                                2003       1.000            1.105                   -

MFS Mid Cap Growth Portfolio (3/02)                             2005       1.263            1.273                   -
                                                                2004       1.131            1.263                   -
                                                                2003       1.000            1.131                   -

MFS Total Return Portfolio (7/00)                               2005       1.176            1.184              69,872
                                                                2004       1.078            1.176               4,470
                                                                2003       1.000            1.078                   -

MFS Value Portfolio (5/04)                                      2005       1.116            1.163                   -
                                                                2004       1.000            1.116                   -

Mondrian International Stock Portfolio (3/02)                   2005       1.311            1.405                   -
                                                                2004       1.158            1.311                   -
                                                                2003       1.000            1.158                   -

Pioneer Fund Portfolio (5/03)                                   2005       1.225            1.270                   -
                                                                2004       1.126            1.225                   -
                                                                2003       1.000            1.126                   -

Pioneer Mid Cap Value Portfolio (7/05)                          2005       1.036            1.036                   -

Pioneer Strategic Income Portfolio (5/04)                       2005       1.090            1.105               6,615
                                                                2004       1.000            1.090               7,982

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR       YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------        ----   -------------    -------------     ---------------
   Strategic Equity Portfolio (6/00)                            2005       1.203            1.201                   -
                                                                2004       1.116            1.203                   -
                                                                2003       1.000            1.116                   -

   Style Focus Series: Small Cap Growth Portfolio (6/05)        2005       1.026            1.111                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)         2005       1.000            1.107                   -

   Travelers Quality Bond Portfolio (3/02)                      2005       1.034            1.028                   -
                                                                2004       1.024            1.034                   -
                                                                2003       1.000            1.024                   -

   U.S. Government Securities Portfolio (5/04)                  2005       1.047            1.068                   -
                                                                2004       1.000            1.047                   -

Travelers Series Fund Inc.

   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                       2005       0.987            0.988               6,103
                                                                2004       0.997            0.987               7,585
                                                                2003       1.000            0.997                   -

   Social Awareness Stock Portfolio (5/04)                      2005       1.077            1.100                   -
                                                                2004       1.000            1.077                   -

Van Kampen Life Investment Trust

   Comstock Portfolio - Class II Shares (3/02)                  2005       1.304            1.329                   -
                                                                2004       1.136            1.304                   -
                                                                2003       1.000            1.136                   -

   Enterprise Portfolio - Class II Shares (3/02)                2005       1.150            1.213                   -
                                                                2004       1.132            1.150                   -
                                                                2003       1.000            1.132                   -

Variable Insurance Products Fund

   Contrafund<< Portfolio - Service Class 2 (3/02)              2005       1.285            1.466                   -
                                                                2004       1.140            1.285                   -
                                                                2003       1.000            1.140                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR       YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------        ----   -------------    -------------     ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2
(3/02)                                                          2005       1.095            1.292                  -
                                                                2004       1.105            1.095                  -
                                                                2003       1.000            1.105                  -

Mid Cap Portfolio - Service Class 2 (3/02)                      2005       1.460            1.686                  -
                                                                2004       1.197            1.460                  -
                                                                2003       1.000            1.197                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR       YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------        ----   -------------    -------------     ---------------
   Capital Appreciation Fund (3/02)                             2005       1.382            1.597              144,490
                                                                2004       1.183            1.382               85,167
                                                                2003       0.968            1.183               62,369
                                                                2002       1.000            0.968                    -

   High Yield Bond Trust (5/04)                                 2005       1.064            1.054              102,822
                                                                2004       1.000            1.064               18,738

   Managed Assets Trust (5/04)                                  2005       1.072            1.089               58,901
                                                                2004       1.000            1.072                4,897

   Money Market Portfolio (3/02)                                2005       0.973            0.978              402,325
                                                                2004       0.985            0.973              506,125
                                                                2003       0.999            0.985              175,479
                                                                2002       1.000            0.999                    -

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Portfolio - Class B
  (2/00)                                                        2005       1.211            1.360              551,459
                                                                2004       1.143            1.211              216,941
                                                                2003       0.948            1.143               66,077
                                                                2002       1.000            0.948                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                   2005       1.445            1.612            5,479,126
                                                                2004       1.302            1.445            3,301,874
                                                                2003       0.984            1.302              560,403
                                                                2002       1.000            0.984                    -

   Growth Fund - Class 2 Shares (2/00)                          2005       1.413            1.606           15,362,612
                                                                2004       1.285            1.413            9,273,858
                                                                2003       0.960            1.285            2,482,245
                                                                2002       1.000            0.960                    -

   Growth-Income Fund - Class 2 Shares (2/00)                   2005       1.357            1.404           18,636,981
                                                                2004       1.257            1.357           12,269,497
                                                                2003       0.971            1.257            2,985,394
                                                                2002       1.000            0.971                    -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)             2005       1.692            1.773              621,716
                                                                2004       1.317            1.692              363,487

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------        ----   -------------    -------------     ---------------
   Delaware VIP REIT Series - Standard Class  (continued)       2003       1.005            1.317              141,660
                                                                2002       1.000            1.005                    -

Dreyfus Variable Investment Fund

   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/02)                                                       2005       1.181            1.206              153,428
                                                                2004       1.150            1.181              109,406
                                                                2003       0.971            1.150               52,034
                                                                2002       1.000            0.971                    -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/02)                                                2005       1.369            1.416              105,628
                                                                2004       1.257            1.369               25,547
                                                                2003       0.976            1.257                1,278
                                                                2002       1.000            0.976                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)      2005       1.199            1.291              491,266
                                                                2004       1.073            1.199              200,346
                                                                2003       1.000            1.073                    -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)    2005       1.197            1.289              558,937
                                                                2004       1.067            1.197              213,448
                                                                2003       1.000            1.067                    -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)        2005       1.340            1.448            3,992,826
                                                                2004       1.217            1.340            2,095,459
                                                                2003       0.994            1.217              723,595
                                                                2002       1.000            0.994                    -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                                2005       1.756            2.188            1,505,095
                                                                2004       1.440            1.756              466,250
                                                                2003       1.000            1.440               91,391

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------     ----   -------------    -------------     ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (2/00)    2005       1.481            1.596            4,568,600
                                                                2004       1.278            1.481            2,330,211
                                                                2003       0.989            1.278              519,279
                                                                2002       1.000            0.989                    -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)     2005       1.431            1.524            2,064,621
                                                                2004       1.262            1.431              594,562
                                                                2003       0.976            1.262              206,659
                                                                2002       1.000            0.976                    -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)              2005       1.302            1.327            2,839,502
                                                                2004       1.208            1.302            2,252,137
                                                                2003       0.967            1.208            1,148,700
                                                                2002       1.000            0.967                    -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                              2005       1.387            1.491              303,039
                                                                2004       1.300            1.387              304,200
                                                                2003       0.949            1.300              288,920
                                                                2002       1.000            0.949                    -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                                2005       1.304            1.322               41,546
                                                                2004       1.231            1.304               46,141
                                                                2003       0.967            1.231               33,006
                                                                2002       1.000            0.967                    -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                   2005       1.170            1.232              108,429
                                                                2004       1.105            1.170              131,283
                                                                2003       0.994            1.105               86,032
                                                                2002       1.000            0.994                    -

   Global Life Sciences Portfolio - Service Shares (3/02)       2005       1.362            1.496                    -
                                                                2004       1.219            1.362                    -
                                                                2003       0.988            1.219                    -
                                                                2002       1.000            0.988                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR       YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------        ----   -------------    -------------     ---------------
   Global Technology Portfolio - Service Shares (3/02)          2005       1.330            1.450               30,242
                                                                2004       1.352            1.330               13,988
                                                                2003       0.944            1.352               10,065
                                                                2002       1.000            0.944                    -

   Worldwide Growth Portfolio - Service Shares (3/02)           2005       1.211            1.250                8,044
                                                                2004       1.185            1.211                8,044
                                                                2003       0.980            1.185                8,044
                                                                2002       1.000            0.980                    -

Lazard Retirement Series, Inc.

   Lazard Retirement Small Cap Portfolio (5/03)                 2005       1.492            1.517              896,870
                                                                2004       1.328            1.492              512,682
                                                                2003       1.000            1.328               58,521

Lord Abbett Series Fund, Inc.

   Growth and Income Portfolio (5/03)                           2005       1.363            1.376            2,139,915
                                                                2004       1.237            1.363            1,226,122
                                                                2003       1.000            1.237              154,434

   Mid-Cap Value Portfolio (5/03)                               2005       1.519            1.608            2,921,421
                                                                2004       1.252            1.519            1,430,939
                                                                2003       1.000            1.252              131,586

Oppenheimer Variable Account Funds

   Oppenheimer Main Street Fund/VA - Service Shares (5/04)      2005       1.068            1.104               57,587
                                                                2004       1.000            1.068                8,593

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)          2005       1.110            1.108            4,183,574
                                                                2004       1.042            1.110            2,075,669
                                                                2003       1.000            1.042              364,430

   Total Return Portfolio - Administrative Class (5/01)         2005       1.066            1.067           16,295,872
                                                                2004       1.039            1.066           11,030,522
                                                                2003       1.012            1.039            4,444,217
                                                                2002       1.000            1.012                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------       ----   -------------    -------------     ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                       2005       1.420            1.557              503,884
                                                                2004       1.249            1.420              507,731
                                                                2003       0.994            1.249              378,045
                                                                2002       1.000            0.994                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)      2005       1.764            1.846            1,127,527
                                                                2004       1.429            1.764              802,610
                                                                2003       0.977            1.429              446,380
                                                                2002       1.000            0.977                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                                2005       1.382            1.406            3,274,732
                                                                2004       1.305            1.382            2,835,223
                                                                2003       0.960            1.305            1,303,133
                                                                2002       1.000            0.960                    -

   Investors Fund - Class I (1/01)                              2005       1.338            1.394            1,852,362
                                                                2004       1.240            1.338            1,547,557
                                                                2003       0.958            1.240              657,293
                                                                2002       1.000            0.958                    -

   Large Cap Growth Fund - Class I (5/02)                       2005       1.334            1.373              175,193
                                                                2004       1.358            1.334              165,032
                                                                2003       0.961            1.358              134,650
                                                                2002       1.000            0.961                    -

   Small Cap Growth Fund - Class I (3/00)                       2005       1.589            1.630              758,509
                                                                2004       1.412            1.589              681,109
                                                                2003       0.970            1.412              195,339
                                                                2002       1.000            0.970                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                    2005       1.273            1.353              533,485
                                                                2004       1.222            1.273              433,213
                                                                2003       0.967            1.222              173,834
                                                                2002       1.000            0.967                    -

   Convertible Securities Portfolio (3/02)                      2005       1.277            1.253            1,308,171
                                                                2004       1.229            1.277            1,195,502

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Convertible Securities Portfolio  (continued)                  2003        0.995           1.229               86,197
                                                               2002        1.000           0.995                    -

Disciplined Mid Cap Stock Portfolio (3/02)                     2005        1.455           1.599               65,195
                                                               2004        1.278           1.455               64,865
                                                               2003        0.977           1.278               54,733
                                                               2002        1.000           0.977                    -

Equity Income Portfolio (10/00)                                2005        1.320           1.349            3,470,760
                                                               2004        1.229           1.320            2,356,302
                                                               2003        0.958           1.229              933,491
                                                               2002        1.000           0.958                    -

Federated High Yield Portfolio (3/02)                          2005        1.296           1.300              422,480
                                                               2004        1.201           1.296              306,267
                                                               2003        1.003           1.201              126,472
                                                               2002        1.000           1.003                    -

Federated Stock Portfolio (3/02)                               2005        1.318           1.358              119,930
                                                               2004        1.220           1.318              116,006
                                                               2003        0.978           1.220               99,922
                                                               2002        1.000           0.978                    -

Large Cap Portfolio (6/00)                                     2005        1.227           1.304              761,388
                                                               2004        1.178           1.227              638,667
                                                               2003        0.966           1.178              246,621
                                                               2002        1.000           0.966                    -

Managed Allocation Series: Aggressive Portfolio (5/05)         2005        1.000           1.105                  474

Managed Allocation Series: Conservative Portfolio (7/05)       2005        1.007           1.017                    -

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.008           1.050              113,761

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.083              238,769

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.000           1.028                8,861

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Mercury Large Cap Core Portfolio (6/00)                        2005        1.306           1.431              360,257
                                                               2004        1.153           1.306              236,555
                                                               2003        0.973           1.153              123,529
                                                               2002        1.000           0.973                    -

MFS Emerging Growth Portfolio (2/00)                           2005        1.351           1.310                    -
                                                               2004        1.226           1.351              237,712
                                                               2003        0.971           1.226              131,311
                                                               2002        1.000           0.971                    -

MFS Mid Cap Growth Portfolio (3/02)                            2005        1.456           1.467              662,001
                                                               2004        1.305           1.456              183,666
                                                               2003        0.974           1.305              138,108
                                                               2002        1.000           0.974                    -

MFS Total Return Portfolio (7/00)                              2005        1.224           1.232           12,161,644
                                                               2004        1.123           1.224            8,449,630
                                                               2003        0.986           1.123            3,040,252
                                                               2002        1.000           0.986                    -

MFS Value Portfolio (5/04)                                     2005        1.116           1.162              692,556
                                                               2004        1.000           1.116              152,817

Mondrian International Stock Portfolio (3/02)                  2005        1.425           1.526            1,407,512
                                                               2004        1.259           1.425              820,537
                                                               2003        1.001           1.259               85,856
                                                               2002        1.000           1.001                    -

Pioneer Fund Portfolio (5/03)                                  2005        1.315           1.363              524,811
                                                               2004        1.210           1.315              202,670
                                                               2003        1.000           1.210                4,367

Pioneer Mid Cap Value Portfolio (7/05)                         2005        1.036           1.036                    -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.089           1.104            3,120,622
                                                               2004        1.000           1.089              438,335

Strategic Equity Portfolio (6/00)                              2005        1.354           1.351              459,855
                                                               2004        1.256           1.354              421,151
                                                               2003        0.969           1.256              331,406
                                                               2002        1.000           0.969                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026           1.111                8,175

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.106                    -

   Travelers Quality Bond Portfolio (3/02)                     2005        1.071           1.064              341,277
                                                               2004        1.061           1.071              234,137
                                                               2003        1.014           1.061              143,526
                                                               2002        1.000           1.014                    -

   U.S. Government Securities Portfolio (5/04)                 2005        1.046           1.068               44,867
                                                               2004        1.000           1.046               16,481

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.986           0.987            2,390,703
                                                               2004        0.997           0.986            1,892,813
                                                               2003        1.000           0.997               14,435

   Social Awareness Stock Portfolio (5/04)                     2005        1.077           1.099               44,664
                                                               2004        1.000           1.077               37,480

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2005        1.431           1.456              696,614
                                                               2004        1.246           1.431              428,535
                                                               2003        0.974           1.246               89,375
                                                               2002        1.000           0.974                    -

   Enterprise Portfolio - Class II Shares (3/02)               2005        1.205           1.271                    -
                                                               2004        1.187           1.205                    -
                                                               2003        0.966           1.187                    -
                                                               2002        1.000           0.966                    -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (3/02)             2005        1.398           1.595              986,942
                                                               2004        1.242           1.398              617,309
                                                               2003        0.991           1.242              313,047
                                                               2002        1.000           0.991                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/02)                                                      2005        1.153           1.361               30,349
                                                               2004        1.164           1.153               90,383
                                                               2003        0.953           1.164               61,618
                                                               2002        1.000           0.953                    -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.625           1.875            4,190,757
                                                               2004        1.333           1.625            2,561,023
                                                               2003        0.986           1.333              731,326
                                                               2002        1.000           0.986                    -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/02)                            2005        1.000           1.165                 -

   High Yield Bond Trust (5/04)                                2005        1.000           0.986                 -

   Managed Assets Trust (5/04)                                 2005        1.000           1.017                 -

   Money Market Portfolio (3/02)                               2005        1.000           1.006                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.000           1.155                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.000           1.116                 -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.000           1.143             7,957

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.000           1.039                 -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.000           1.083                 -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/02)                                                      2005        1.000           1.006                 -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2005        1.000           1.057                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.000           1.076                 -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.000           1.102                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.000           1.079              8,302

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.000           1.207                  -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.000           1.071                  -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.000           1.061                  -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2005        1.000           1.025                  -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.000           1.089                  -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2005        1.000           1.026                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2005        1.000           1.058                  -

   Global Life Sciences Portfolio - Service Shares (3/02)      2005        1.000           1.130                  -

   Global Technology Portfolio - Service Shares (3/02)         2005        1.000           1.122                  -

   Worldwide Growth Portfolio - Service Shares (3/02)          2005        1.000           1.039                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.000           1.028                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.000           1.023                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.000           1.073                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.000           1.040                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.000           0.989                   -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.000           0.998              13,117

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.000           1.095                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.000           1.053                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.000           1.033                   -

   Investors Fund - Class I (1/01)                             2005        1.000           1.045                   -

   Large Cap Growth Fund - Class I (5/02)                      2005        1.000           1.054                   -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.000           1.074                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.000           1.079                   -

   Convertible Securities Portfolio (3/02)                     2005        1.000           0.996                   -

   Disciplined Mid Cap Stock Portfolio (3/02)                  2005        1.000           1.093                   -

   Equity Income Portfolio (10/00)                             2005        1.000           1.028                   -

   Federated High Yield Portfolio (3/02)                       2005        1.000           0.997                   -

   Federated Stock Portfolio (3/02)                            2005        1.000           1.029                   -

   Large Cap Portfolio (6/00)                                  2005        1.000           1.074                   -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.105                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Managed Allocation Series: Conservative Portfolio (7/05)       2005        1.006           1.016                -

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.007           1.050                -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.083                -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.000           1.027                -

Mercury Large Cap Core Portfolio (6/00)                        2005        1.000           1.089                -

MFS Emerging Growth Portfolio (2/00)                           2005        1.000           0.998                -

MFS Mid Cap Growth Portfolio (3/02)                            2005        1.000           1.045                -

MFS Total Return Portfolio (7/00)                              2005        1.000           1.008                -

MFS Value Portfolio (5/04)                                     2005        1.000           1.034                -

Mondrian International Stock Portfolio (3/02)                  2005        1.000           1.067                -

Pioneer Fund Portfolio (5/03)                                  2005        1.000           1.043                -

Pioneer Mid Cap Value Portfolio (7/05)                         2005        1.036           1.035                -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.000           1.005                -

Strategic Equity Portfolio (6/00)                              2005        1.000           1.042                -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.026           1.110                -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000           1.106                -

Travelers Quality Bond Portfolio (3/02)                        2005        1.000           0.989                -

U.S. Government Securities Portfolio (5/04)                    2005        1.000           0.997                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        1.000           1.000                -

   Social Awareness Stock Portfolio (5/04)                     2005        1.000           1.043                -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2005        1.000           1.028                -

   Enterprise Portfolio - Class II Shares (3/02)               2005        1.000           1.071                -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (3/02)             2005        1.000           1.130                -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/02)                                                      2005        1.000           1.176                -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.000           1.138                -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/02)                            2005        1.335           1.541               68,905
                                                               2004        1.143           1.335                    -
                                                               2003        1.000           1.143                    -

   High Yield Bond Trust (5/04)                                2005        1.063           1.052               19,271
                                                               2004        1.000           1.063                    -

   Managed Assets Trust (5/04)                                 2005        1.071           1.087                    -
                                                               2004        1.000           1.071                    -

   Money Market Portfolio (3/02)                               2005        0.980           0.985               56,970
                                                               2004        0.993           0.980                    -
                                                               2003        1.000           0.993                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.155           1.296               26,995
                                                               2004        1.092           1.155                    -
                                                               2003        1.000           1.092                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.315           1.465            1,016,509
                                                               2004        1.186           1.315               12,546
                                                               2003        1.000           1.186                    -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.261           1.432            3,527,301
                                                               2004        1.148           1.261              176,039
                                                               2003        1.000           1.148                    -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.235           1.277            3,353,279
                                                               2004        1.145           1.235              116,974
                                                               2003        1.000           1.145                    -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.465           1.534              178,945
                                                               2004        1.142           1.465                    -
                                                               2003        1.000           1.142                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/02)                                                      2005        1.140           1.162                    -
                                                               2004        1.111           1.140                    -
                                                               2003        1.000           1.111                    -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2005        1.247           1.289                7,731
                                                               2004        1.147           1.247                    -
                                                               2003        1.000           1.147                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.197           1.289              105,878
                                                               2004        1.073           1.197                2,361
                                                               2003        1.000           1.073                    -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.195           1.286              364,009
                                                               2004        1.066           1.195                4,323
                                                               2003        1.000           1.066                    -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.228           1.326            1,018,600
                                                               2004        1.116           1.228                8,874
                                                               2003        1.000           1.116                    -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.537           1.913              605,698
                                                               2004        1.261           1.537                    -
                                                               2003        1.000           1.261                    -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.359           1.463              831,353
                                                               2004        1.174           1.359                    -
                                                               2003        1.000           1.174                    -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.315           1.398              740,845
                                                               2004        1.160           1.315               13,918
                                                               2003        1.000           1.160                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2005        1.215           1.237             779,368
                                                               2004        1.129           1.215              76,132
                                                               2003        1.000           1.129                   -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.219           1.308               5,359
                                                               2004        1.144           1.219               1,649
                                                               2003        1.000           1.144                   -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2005        1.190           1.204                   -
                                                               2004        1.124           1.190                   -
                                                               2003        1.000           1.124                   -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2005        1.138           1.196                   -
                                                               2004        1.075           1.138                   -
                                                               2003        1.000           1.075                   -

   Global Life Sciences Portfolio - Service Shares (3/02)      2005        1.245           1.366                   -
                                                               2004        1.116           1.245                   -
                                                               2003        1.000           1.116                   -

   Global Technology Portfolio - Service Shares (3/02)         2005        1.177           1.282                   -
                                                               2004        1.198           1.177                   -
                                                               2003        1.000           1.198                   -

   Worldwide Growth Portfolio - Service Shares (3/02)          2005        1.164           1.201                   -
                                                               2004        1.140           1.164                   -
                                                               2003        1.000           1.140                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.315           1.336             212,912
                                                               2004        1.172           1.315                   -
                                                               2003        1.000           1.172                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.253           1.264              394,021
                                                               2004        1.139           1.253               23,251
                                                               2003        1.000           1.139                    -

   Mid-Cap Value Portfolio (5/03)                              2005        1.399           1.479              780,376
                                                               2004        1.155           1.399               29,210
                                                               2003        1.000           1.155                    -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.067           1.102               19,841
                                                               2004        1.000           1.067                    -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.111           1.108              971,586
                                                               2004        1.045           1.111               87,192
                                                               2003        1.000           1.045                    -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.048           1.049            2,187,620
                                                               2004        1.023           1.048               92,831
                                                               2003        1.000           1.023                    -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.338           1.467                    -
                                                               2004        1.179           1.338                    -
                                                               2003        1.000           1.179                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.523           1.592              237,163
                                                               2004        1.235           1.523                    -
                                                               2003        1.000           1.235                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.236           1.257                    -
                                                               2004        1.169           1.236                    -
                                                               2003        1.000           1.169                    -

   Investors Fund - Class I (1/01)                             2005        1.235           1.285               45,577
                                                               2004        1.146           1.235                    -
                                                               2003        1.000           1.146                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Large Cap Growth Fund - Class I (5/02)                      2005        1.140           1.172                   -
                                                               2004        1.161           1.140                   -
                                                               2003        1.000           1.161                   -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.389           1.423              24,636
                                                               2004        1.235           1.389               4,834
                                                               2003        1.000           1.235                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.181           1.255              49,939
                                                               2004        1.135           1.181               9,847
                                                               2003        1.000           1.135                   -

   Convertible Securities Portfolio (3/02)                     2005        1.144           1.122                   -
                                                               2004        1.102           1.144                   -
                                                               2003        1.000           1.102                   -

   Disciplined Mid Cap Stock Portfolio (3/02)                  2005        1.332           1.463               4,321
                                                               2004        1.171           1.332                   -
                                                               2003        1.000           1.171                   -

   Equity Income Portfolio (10/00)                             2005        1.214           1.239             623,080
                                                               2004        1.131           1.214              38,632
                                                               2003        1.000           1.131                   -

   Federated High Yield Portfolio (3/02)                       2005        1.175           1.177              10,587
                                                               2004        1.090           1.175                   -
                                                               2003        1.000           1.090                   -

   Federated Stock Portfolio (3/02)                            2005        1.236           1.272                   -
                                                               2004        1.145           1.236                   -
                                                               2003        1.000           1.145                   -

   Large Cap Portfolio (6/00)                                  2005        1.168           1.240              60,974
                                                               2004        1.122           1.168                   -
                                                               2003        1.000           1.122                   -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.104             295,809

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.006           1.016              31,450

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.007           1.050              292,696

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.083              132,397

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.000           1.027                    -

Mercury Large Cap Core Portfolio (6/00)                        2005        1.232           1.349               10,886
                                                               2004        1.088           1.232                6,671
                                                               2003        1.000           1.088                    -

MFS Emerging Growth Portfolio (2/00)                           2005        1.216           1.178                    -
                                                               2004        1.104           1.216                    -
                                                               2003        1.000           1.104                    -

MFS Mid Cap Growth Portfolio (3/02)                            2005        1.260           1.269               38,726
                                                               2004        1.131           1.260                    -
                                                               2003        1.000           1.131                    -

MFS Total Return Portfolio (7/00)                              2005        1.173           1.180            1,039,277
                                                               2004        1.077           1.173               63,089
                                                               2003        1.000           1.077                    -

MFS Value Portfolio (5/04)                                     2005        1.115           1.160              365,164
                                                               2004        1.000           1.115                    -

Mondrian International Stock Portfolio (3/02)                  2005        1.308           1.400              248,371
                                                               2004        1.157           1.308                2,184
                                                               2003        1.000           1.157                    -

Pioneer Fund Portfolio (5/03)                                  2005        1.222           1.265              121,433
                                                               2004        1.126           1.222                    -
                                                               2003        1.000           1.126                    -

Pioneer Mid Cap Value Portfolio (7/05)                         2005        1.036           1.035                3,792

Pioneer Strategic Income Portfolio (5/04)                      2005        1.089           1.102              897,033
                                                               2004        1.000           1.089                8,613

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Strategic Equity Portfolio (6/00)                           2005        1.201           1.197              26,075
                                                               2004        1.115           1.201                   -
                                                               2003        1.000           1.115                   -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026           1.110              18,294

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.106              23,495

   Travelers Quality Bond Portfolio (3/02)                     2005        1.032           1.025              16,551
                                                               2004        1.023           1.032                   -
                                                               2003        1.000           1.023                   -

   U.S. Government Securities Portfolio (5/04)                 2005        1.046           1.066              15,246
                                                               2004        1.000           1.046                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.985           0.985             488,307
                                                               2004        0.997           0.985             103,512
                                                               2003        1.000           0.997                   -

   Social Awareness Stock Portfolio (5/04)                     2005        1.076           1.098                   -
                                                               2004        1.000           1.076                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2005        1.302           1.324              39,244
                                                               2004        1.135           1.302                   -
                                                               2003        1.000           1.135                   -

   Enterprise Portfolio - Class II Shares (3/02)               2005        1.147           1.209                   -
                                                               2004        1.131           1.147                   -
                                                               2003        1.000           1.131                   -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (3/02)             2005        1.282           1.461              54,995
                                                               2004        1.140           1.282               1,554
                                                               2003        1.000           1.140                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/02)                                                      2005        1.092           1.288                       -
                                                               2004        1.104           1.092                   -
                                                               2003        1.000           1.104                   -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.457           1.680             916,237
                                                               2004        1.197           1.457               7,282
                                                               2003        1.000           1.197                   -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/02)                            2005        1.377           1.588                   -
                                                               2004        1.180           1.377                   -
                                                               2003        0.968           1.180                   -
                                                               2002        1.000           0.968                   -

   High Yield Bond Trust (5/04)                                2005        1.062           1.050               4,730
                                                               2004        1.000           1.062                   -

   Managed Assets Trust (5/04)                                 2005        1.071           1.085                   -
                                                               2004        1.000           1.071                   -

   Money Market Portfolio (3/02)                               2005        0.969           0.973               6,880
                                                               2004        0.983           0.969                   -
                                                               2003        0.999           0.983                   -
                                                               2002        1.000           0.999                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.206           1.352                   -
                                                               2004        1.141           1.206                   -
                                                               2003        0.947           1.141                   -
                                                               2002        1.000           0.947                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.439           1.602             138,235
                                                               2004        1.299           1.439             117,326
                                                               2003        0.984           1.299              27,500
                                                               2002        1.000           0.984                   -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.408           1.596             400,790
                                                               2004        1.282           1.408             310,557
                                                               2003        0.960           1.282              18,290
                                                               2002        1.000           0.960                   -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.352           1.396             698,656
                                                               2004        1.255           1.352             519,464
                                                               2003        0.971           1.255              98,877
                                                               2002        1.000           0.971                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.685           1.763              16,074
                                                               2004        1.314           1.685              15,026

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Delaware VIP REIT Series - Standard Class  (continued)      2003        1.005           1.314                   -
                                                               2002        1.000           1.005                   -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/02)                                                      2005        1.177           1.198                   -
                                                               2004        1.148           1.177                   -
                                                               2003        0.971           1.148                   -
                                                               2002        1.000           0.971                   -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2005        1.363           1.407              24,432
                                                               2004        1.254           1.363              13,054
                                                               2003        0.976           1.254                   -
                                                               2002        1.000           0.976                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.196           1.286             121,502
                                                               2004        1.073           1.196              81,602
                                                               2003        1.000           1.073                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.194           1.283              50,696
                                                               2004        1.066           1.194              23,600
                                                               2003        1.000           1.066                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.334           1.440             109,818
                                                               2004        1.214           1.334              66,367
                                                               2003        0.994           1.214                   -
                                                               2002        1.000           0.994                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.750           2.176              77,549
                                                               2004        1.438           1.750              48,873
                                                               2003        1.000           1.438               3,951

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.475           1.586             319,848
                                                               2004        1.275           1.475             261,521
                                                               2003        0.988           1.275              22,009
                                                               2002        1.000           0.988                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.425           1.514              34,123
                                                               2004        1.259           1.425              18,185

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.976           1.259                    -
                                                               2002        1.000           0.976                    -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2005        1.296           1.319               57,517
                                                               2004        1.205           1.296               56,683
                                                               2003        0.967           1.205                4,400
                                                               2002        1.000           0.967                    -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.381           1.481                    -
                                                               2004        1.298           1.381                    -
                                                               2003        0.949           1.298                    -
                                                               2002        1.000           0.949                    -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2005        1.299           1.314                    -
                                                               2004        1.228           1.299                    -
                                                               2003        0.967           1.228                    -
                                                               2002        1.000           0.967                    -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2005        1.166           1.225                    -
                                                               2004        1.103           1.166                    -
                                                               2003        0.994           1.103                    -
                                                               2002        1.000           0.994                    -

   Global Life Sciences Portfolio - Service Shares (3/02)      2005        1.356           1.487                    -
                                                               2004        1.217           1.356                    -
                                                               2003        0.988           1.217                    -
                                                               2002        1.000           0.988                    -

   Global Technology Portfolio - Service Shares (3/02)         2005        1.324           1.442                    -
                                                               2004        1.350           1.324                    -
                                                               2003        0.944           1.350                    -
                                                               2002        1.000           0.944                    -

   Worldwide Growth Portfolio - Service Shares (3/02)          2005        1.206           1.242                    -

                                                               2004        1.182           1.206                    -
                                                               2003        0.980           1.182                    -
                                                               2002        1.000           0.980                    -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.487           1.509              117,932
                                                               2004        1.326           1.487              115,028
                                                               2003        1.000           1.326               16,913

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.358           1.369               72,341
                                                               2004        1.236           1.358               45,415
                                                               2003        1.000           1.236                    -

   Mid-Cap Value Portfolio (5/03)                              2005        1.514           1.599              143,324
                                                               2004        1.251           1.514               85,876
                                                               2003        1.000           1.251               33,139

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.066           1.100               12,321
                                                               2004        1.000           1.066                6,275

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.106           1.102               90,023
                                                               2004        1.041           1.106               76,552
                                                               2003        1.000           1.041                4,873

   Total Return Portfolio - Administrative Class (5/01)        2005        1.061           1.061              438,654
                                                               2004        1.037           1.061              341,573
                                                               2003        1.012           1.037               37,287
                                                               2002        1.000           1.012                    -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.414           1.548                    -
                                                               2004        1.247           1.414                    -
                                                               2003        0.994           1.247                    -
                                                               2002        1.000           0.994                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.756           1.835                    -
                                                               2004        1.426           1.756                    -
                                                               2003        0.977           1.426                    -
                                                               2002        1.000           0.977                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.376           1.397               44,222
                                                               2004        1.302           1.376               56,429
                                                               2003        0.960           1.302                    -
                                                               2002        1.000           0.960                    -

   Investors Fund - Class I (1/01)                             2005        1.333           1.386               19,317
                                                               2004        1.238           1.333               14,772
                                                               2003        0.958           1.238                    -
                                                               2002        1.000           0.958                    -

   Large Cap Growth Fund - Class I (5/02)                      2005        1.329           1.364                    -
                                                               2004        1.355           1.329                    -
                                                               2003        0.961           1.355                    -
                                                               2002        1.000           0.961                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Small Cap Growth Fund - Class I (3/00)                      2005        1.583           1.620               5,170
                                                               2004        1.409           1.583              10,091
                                                               2003        0.969           1.409                   -
                                                               2002        1.000           0.969                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.268           1.345              11,612
                                                               2004        1.220           1.268                   -
                                                               2003        0.967           1.220                   -
                                                               2002        1.000           0.967                   -

   Convertible Securities Portfolio (3/02)                     2005        1.272           1.246              25,974
                                                               2004        1.226           1.272              17,936
                                                               2003        0.995           1.226                   -
                                                               2002        1.000           0.995                   -

   Disciplined Mid Cap Stock Portfolio (3/02)                  2005        1.449           1.589                   -
                                                               2004        1.275           1.449                   -
                                                               2003        0.977           1.275                   -
                                                               2002        1.000           0.977                   -

   Equity Income Portfolio (10/00)                             2005        1.315           1.341              66,824
                                                               2004        1.226           1.315              50,384
                                                               2003        0.958           1.226               4,325
                                                               2002        1.000           0.958                   -

   Federated High Yield Portfolio (3/02)                       2005        1.291           1.292               7,619
                                                               2004        1.198           1.291               1,188
                                                               2003        1.003           1.198                   -
                                                               2002        1.000           1.003                   -

   Federated Stock Portfolio (3/02)                            2005        1.313           1.350               4,395
                                                               2004        1.217           1.313               4,395
                                                               2003        0.977           1.217                   -
                                                               2002        1.000           0.977                   -

   Large Cap Portfolio (6/00)                                  2005        1.222           1.296                   -
                                                               2004        1.176           1.222                   -
                                                               2003        0.966           1.176                   -
                                                               2002        1.000           0.966                   -

Managed Allocation Series: Aggressive Portfolio (5/05)         2005        1.000           1.104                   -

Managed Allocation Series: Conservative Portfolio (7/05)       2005        1.006           1.015                   -

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.007           1.049                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.082                    -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.000           1.027                    -

Mercury Large Cap Core Portfolio (6/00)                        2005        1.301           1.422                3,795
                                                               2004        1.150           1.301                3,795
                                                               2003        0.973           1.150                    -
                                                               2002        1.000           0.973                    -

MFS Emerging Growth Portfolio (2/00)                           2005        1.346           1.304                    -
                                                               2004        1.223           1.346               38,397
                                                               2003        0.971           1.223                    -
                                                               2002        1.000           0.971                    -

MFS Mid Cap Growth Portfolio (3/02)                            2005        1.450           1.458               58,156
                                                               2004        1.302           1.450               11,068
                                                               2003        0.974           1.302                    -
                                                               2002        1.000           0.974                    -

MFS Total Return Portfolio (7/00)                              2005        1.219           1.225              446,074
                                                               2004        1.121           1.219              351,659
                                                               2003        0.986           1.121                4,696
                                                               2002        1.000           0.986                    -

MFS Value Portfolio (5/04)                                     2005        1.114           1.158               23,589
                                                               2004        1.000           1.114                5,161

Mondrian International Stock Portfolio (3/02)                  2005        1.419           1.516               70,701
                                                               2004        1.256           1.419               51,990
                                                               2003        1.001           1.256                4,334
                                                               2002        1.000           1.001                    -

Pioneer Fund Portfolio (5/03)                                  2005        1.310           1.355               49,236
                                                               2004        1.208           1.310               50,441
                                                               2003        1.000           1.208                    -

Pioneer Mid Cap Value Portfolio (7/05)                         2005        1.035           1.034                    -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.088           1.101               78,141
                                                               2004        1.000           1.088               67,513

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Strategic Equity Portfolio (6/00)                           2005        1.348           1.343                  -
                                                               2004        1.254           1.348                  -
                                                               2003        0.969           1.254                  -
                                                               2002        1.000           0.969                  -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026           1.109                  -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.105                  -

   Travelers Quality Bond Portfolio (3/02)                     2005        1.067           1.058             56,851
                                                               2004        1.058           1.067             30,261
                                                               2003        1.014           1.058                  -
                                                               2002        1.000           1.014                  -

   U.S. Government Securities Portfolio (5/04)                 2005        1.045           1.064             49,859
                                                               2004        1.000           1.045             26,273

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.983           0.982             71,556
                                                               2004        0.996           0.983             27,260
                                                               2003        1.000           0.996                  -

   Social Awareness Stock Portfolio (5/04)                     2005        1.076           1.096                  -
                                                               2004        1.000           1.076                  -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2005        1.425           1.447             10,848
                                                               2004        1.243           1.425             10,848
                                                               2003        0.974           1.243                  -
                                                               2002        1.000           0.974                  -

   Enterprise Portfolio - Class II Shares (3/02)               2005        1.200           1.263                  -
                                                               2004        1.185           1.200                  -
                                                               2003        0.966           1.185                  -
                                                               2002        1.000           0.966                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (3/02)             2005        1.393           1.585             27,905
                                                               2004        1.239           1.393             13,101

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Contrafund<< Portfolio - Service Class 2  (continued)          2003        0.991           1.239                  -
                                                               2002        1.000           0.991                  -

Dynamic Capital Appreciation Portfolio - Service Class 2
(3/02)                                                         2005        1.148           1.352                  -
                                                               2004        1.162           1.148                  -
                                                               2003        0.953           1.162                  -
                                                               2002        1.000           0.953                  -

Mid Cap Portfolio - Service Class 2 (3/02)                     2005        1.618           1.864             87,770
                                                               2004        1.330           1.618             55,163
                                                               2003        0.986           1.330                  -
                                                               2002        1.000           0.986                  -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Capital Appreciation Fund (3/02)                               2005        1.168           1.347                    -
                                                               2004        1.000           1.168                    -

High Yield Bond Trust (5/04)                                   2005        1.075           1.062                    -
                                                               2004        1.000           1.075                    -

Managed Assets Trust (5/04)                                    2005        1.071           1.084                    -
                                                               2004        1.000           1.071                    -

Money Market Portfolio (3/02)                                  2005        0.993           0.997                    -
                                                               2004        1.000           0.993                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.057           1.184                    -
                                                               2004        1.000           1.057                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.112           1.238               51,256
                                                               2004        1.000           1.112                    -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.085           1.230               20,229
                                                               2004        1.000           1.085                    -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.064           1.098               50,811
                                                               2004        1.000           1.064                    -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.287           1.345                    -
                                                               2004        1.000           1.287                    -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/02)                                                      2005        1.022           1.040                    -
                                                               2004        1.000           1.022                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2005        1.093           1.128                   -
                                                               2004        1.000           1.093                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.116           1.199                   -
                                                               2004        1.000           1.116                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.118           1.201              14,061
                                                               2004        1.000           1.118                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.099           1.185               5,901
                                                               2004        1.000           1.099                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.260           1.567               1,955
                                                               2004        1.000           1.260                   -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.155           1.241              40,479
                                                               2004        1.000           1.155               6,678

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.119           1.188               5,883
                                                               2004        1.000           1.119                   -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2005        1.069           1.087                   -
                                                               2004        1.000           1.069                   -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.053           1.129                   -
                                                               2004        1.000           1.053                   -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2005        1.064           1.076                   -
                                                               2004        1.000           1.064                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR         END OF YEAR
---------------------------------------------------------     ------   -------------   ------------       ----------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2005        1.067           1.121                  -
                                                               2004        1.000           1.067                  -

   Global Life Sciences Portfolio - Service Shares (3/02)      2005        1.038           1.137                  -
                                                               2004        1.000           1.038                  -

   Global Technology Portfolio - Service Shares (3/02)         2005        1.052           1.144                  -
                                                               2004        1.000           1.052                  -

   Worldwide Growth Portfolio - Service Shares (3/02)          2005        1.086           1.118                  -
                                                               2004        1.000           1.086                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.125           1.141                  -
                                                               2004        1.000           1.125                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.099           1.106             30,282
                                                               2004        1.000           1.099                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.160           1.224             30,129
                                                               2004        1.000           1.160                  -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.062           1.095                  -
                                                               2004        1.000           1.062                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.067           1.062              2,849
                                                               2004        1.000           1.067                  -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.043           1.043              2,902
                                                               2004        1.000           1.043                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------    ------------      ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.158           1.267                  -
                                                               2004        1.000           1.158                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.192           1.244                  -
                                                               2004        1.000           1.192                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.056           1.072                  -
                                                               2004        1.000           1.056                  -

   Investors Fund - Class I (1/01)                             2005        1.079           1.121                  -
                                                               2004        1.000           1.079                  -

   Large Cap Growth Fund - Class I (5/02)                      2005        0.990           1.016                  -
                                                               2004        1.000           0.990                  -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.165           1.192                  -
                                                               2004        1.000           1.165                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.054           1.118             27,665
                                                               2004        1.000           1.054                  -

   Convertible Securities Portfolio (3/02)                     2005        1.042           1.019                  -
                                                               2004        1.000           1.042                  -

   Disciplined Mid Cap Stock Portfolio (3/02)                  2005        1.118           1.226                  -
                                                               2004        1.000           1.118                  -

   Equity Income Portfolio (10/00)                             2005        1.101           1.122                  -
                                                               2004        1.000           1.101                  -

   Federated High Yield Portfolio (3/02)                       2005        1.077           1.078                  -
                                                               2004        1.000           1.077                  -

   Federated Stock Portfolio (3/02)                            2005        1.078           1.108                  -
                                                               2004        1.000           1.078                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                      NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------    ------------      ---------------
Large Cap Portfolio (6/00)                                  2005        1.048           1.111              3,154
                                                            2004        1.000           1.048                  -

Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.103                  -

Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.006           1.015                  -

Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.007           1.049             38,334

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.000           1.081                  -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.000           1.026                  -

Mercury Large Cap Core Portfolio (6/00)                     2005        1.123           1.227                  -
                                                            2004        1.000           1.123                  -

MFS Emerging Growth Portfolio (2/00)                        2005        1.081           1.047                  -
                                                            2004        1.000           1.081                  -

MFS Mid Cap Growth Portfolio (3/02)                         2005        1.073           1.078                  -
                                                            2004        1.000           1.073                  -

MFS Total Return Portfolio (7/00)                           2005        1.095           1.099              3,113
                                                            2004        1.000           1.095                  -

MFS Value Portfolio (5/04)                                  2005        1.125           1.169             73,594
                                                            2004        1.000           1.125                  -

Mondrian International Stock Portfolio (3/02)               2005        1.144           1.222                  -
                                                            2004        1.000           1.144                  -

Pioneer Fund Portfolio (5/03)                               2005        1.092           1.129                  -
                                                            2004        1.000           1.092                  -

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.035           1.034              1,448

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
--------------------------------------------------------      ------   -------------    ------------     ---------------
   Pioneer Strategic Income Portfolio (5/04)                   2005        1.103           1.115             14,747
                                                               2004        1.000           1.103                  -

   Strategic Equity Portfolio (6/00)                           2005        1.097           1.092              9,511
                                                               2004        1.000           1.097                  -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026           1.109                  -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.105              3,127

   Travelers Quality Bond Portfolio (3/02)                     2005        1.031           1.022                  -
                                                               2004        1.000           1.031                  -

   U.S. Government Securities Portfolio (5/04)                 2005        1.072           1.090                  -
                                                               2004        1.000           1.072                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           0.995             49,181
                                                               2004        1.000           0.997              7,699

   Social Awareness Stock Portfolio (5/04)                     2005        1.074           1.094                  -
                                                               2004        1.000           1.074                  -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2005        1.130           1.148                  -
                                                               2004        1.000           1.130                  -

   Enterprise Portfolio - Class II Shares (3/02)               2005        1.037           1.091                  -
                                                               2004        1.000           1.037                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (3/02)             2005        1.106           1.259                  -
                                                               2004        1.000           1.106                  -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/02)                                                      2005        1.039           1.223                  -
                                                               2004        1.000           1.039                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
              PORTFOLIO NAME                                   YEAR        YEAR          END OF YEAR        END OF YEAR
---------------------------------------------                 ------   -------------    ------------      --------------
   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.226           1.411              2,517
                                                               2004        1.000           1.226                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.55%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
---------------------------------------------------------     ------   -------------    ------------      ---------------
   Capital Appreciation Fund (3/02)                            2005        1.168           1.346                  -
                                                               2004        1.000           1.168                  -

   High Yield Bond Trust (5/04)                                2005        1.075           1.061              7,106
                                                               2004        1.000           1.075                  -

   Managed Assets Trust (5/04)                                 2005        1.070           1.084                  -
                                                               2004        1.000           1.070                  -

   Money Market Portfolio (3/02)                               2005        0.993           0.996             39,858
                                                               2004        1.000           0.993                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.057           1.184                  -
                                                               2004        1.000           1.057                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.112           1.237             13,476
                                                               2004        1.000           1.112                  -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.085           1.229            299,256
                                                               2004        1.000           1.085             33,273

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.064           1.097            325,048
                                                               2004        1.000           1.064                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.286           1.344             13,433
                                                               2004        1.000           1.286                  -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/02)                                                      2005        1.021           1.039                  -
                                                               2004        1.000           1.021                  -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2005        1.092           1.127                  -
                                                               2004        1.000           1.092                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------  ------   -------------    ------------      ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.116           1.198               1,287
                                                               2004        1.000           1.116                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.118           1.200              89,941
                                                               2004        1.000           1.118                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.099           1.184              50,654
                                                               2004        1.000           1.099                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.260           1.566                   -
                                                               2004        1.000           1.260                   -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.155           1.240              30,423
                                                               2004        1.000           1.155                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.118           1.187              83,827
                                                               2004        1.000           1.118                   -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2005        1.069           1.086                   -
                                                               2004        1.000           1.069                   -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.053           1.128              29,935
                                                               2004        1.000           1.053                   -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2005        1.064           1.075                   -
                                                               2004        1.000           1.064                   -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2005        1.067           1.120                   -
                                                               2004        1.000           1.067                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------------     ------   -------------    -------------    ---------------
   Global Life Sciences Portfolio - Service Shares (3/02)      2005        1.038           1.136                  -
                                                               2004        1.000           1.038                  -

   Global Technology Portfolio - Service Shares (3/02)         2005        1.051           1.143                  -
                                                               2004        1.000           1.051                  -

   Worldwide Growth Portfolio - Service Shares (3/02)          2005        1.086           1.117                  -
                                                               2004        1.000           1.086                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.125           1.140              3,786
                                                               2004        1.000           1.125                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.098           1.106             21,268
                                                               2004        1.000           1.098                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.159           1.223             84,335
                                                               2004        1.000           1.159                  -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.062           1.094                  -
                                                               2004        1.000           1.062                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.066           1.061            234,345
                                                               2004        1.000           1.066                  -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.043           1.042            357,636
                                                               2004        1.000           1.043             56,684

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.158           1.266                  -
                                                               2004        1.000           1.158                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------------     ------   -------------    -------------    ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.192           1.243              2,876
                                                               2004        1.000           1.192                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.056           1.071                  -
                                                               2004        1.000           1.056                  -

   Investors Fund - Class I (1/01)                             2005        1.078           1.120             15,002
                                                               2004        1.000           1.078                  -

   Large Cap Growth Fund - Class I (5/02)                      2005        0.990           1.015                  -
                                                               2004        1.000           0.990                  -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.165           1.191                  -
                                                               2004        1.000           1.165                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.053           1.117                  -
                                                               2004        1.000           1.053                  -

   Convertible Securities Portfolio (3/02)                     2005        1.041           1.019                  -
                                                               2004        1.000           1.041                  -

   Disciplined Mid Cap Stock Portfolio (3/02)                  2005        1.118           1.225                  -
                                                               2004        1.000           1.118                  -

   Equity Income Portfolio (10/00)                             2005        1.101           1.121             18,454
                                                               2004        1.000           1.101                  -

   Federated High Yield Portfolio (3/02)                       2005        1.077           1.077                  -
                                                               2004        1.000           1.077                  -

   Federated Stock Portfolio (3/02)                            2005        1.078           1.107                  -
                                                               2004        1.000           1.078                  -

   Large Cap Portfolio (6/00)                                  2005        1.047           1.110                  -
                                                               2004        1.000           1.047                  -

   Managed Allocation Series: Aggressive                       2005        1.000           1.103                  -
    Portfolio (5/05)

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------------     ------   -------------    -------------    ---------------
   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.006           1.015                  -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.007           1.049                  -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.081                  -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.026                  -

   Mercury Large Cap Core Portfolio (6/00)                     2005        1.123           1.227                  -
                                                               2004        1.000           1.123                  -

   MFS Emerging Growth Portfolio (2/00)                        2005        1.080           1.047                  -
                                                               2004        1.000           1.080                  -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        1.072           1.077                  -
                                                               2004        1.000           1.072                  -

   MFS Total Return Portfolio (7/00)                           2005        1.095           1.099            186,486
                                                               2004        1.000           1.095                  -

   MFS Value Portfolio (5/04)                                  2005        1.125           1.168             27,601
                                                               2004        1.000           1.125                  -

   Mondrian International Stock Portfolio (3/02)               2005        1.144           1.221                  -
                                                               2004        1.000           1.144                  -

   Pioneer Fund Portfolio (5/03)                               2005        1.092           1.128                  -
                                                               2004        1.000           1.092                  -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.035           1.034                  -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.103           1.114            159,981
                                                               2004        1.000           1.103                  -

   Strategic Equity Portfolio (6/00)                           2005        1.097           1.091              2,635
                                                               2004        1.000           1.097                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------------     ------   -------------    -------------    ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026           1.109                 -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.104               728

   Travelers Quality Bond Portfolio (3/02)                     2005        1.031           1.021                 -
                                                               2004        1.000           1.031                 -

   U.S. Government Securities Portfolio (5/04)                 2005        1.071           1.090                 -
                                                               2004        1.000           1.071                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           0.995               731
                                                               2004        1.000           0.997                 -

   Social Awareness Stock Portfolio (5/04)                     2005        1.074           1.093                 -
                                                               2004        1.000           1.074                 -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2005        1.130           1.147                 -
                                                               2004        1.000           1.130                 -

   Enterprise Portfolio - Class II Shares (3/02)               2005        1.036           1.090                 -
                                                               2004        1.000           1.036                 -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (3/02)             2005        1.106           1.258            85,343
                                                               2004        1.000           1.106                 -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/02)                                                      2005        1.039           1.222                 -
                                                               2004        1.000           1.039                 -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.226           1.410           117,119
                                                               2004        1.000           1.226                 -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.65%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
---------------------------------------------------------     ------   -------------    -------------    ---------------
   Capital Appreciation Fund (3/02)                            2005        1.330           1.531                  -
                                                               2004        1.142           1.330                  -
                                                               2003        1.000           1.142                  -

   High Yield Bond Trust (5/04)                                2005        1.061           1.047                  -
                                                               2004        1.000           1.061                  -

   Managed Assets Trust (5/04)                                 2005        1.069           1.081                  -
                                                               2004        1.000           1.069                  -

   Money Market Portfolio (3/02)                               2005        0.976           0.978             40,712
                                                               2004        0.992           0.976             35,314
                                                               2003        1.000           0.992                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.151           1.287                  -
                                                               2004        1.090           1.151                  -
                                                               2003        1.000           1.090                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.309           1.455             21,588
                                                               2004        1.185           1.309             21,588
                                                               2003        1.000           1.185                  -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.256           1.421             63,288
                                                               2004        1.146           1.256             57,073
                                                               2003        1.000           1.146                  -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.230           1.268             59,712
                                                               2004        1.144           1.230             54,720
                                                               2003        1.000           1.144                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.459           1.523                  -
                                                               2004        1.140           1.459                  -
                                                               2003        1.000           1.140                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------------     ------   -------------    -------------    ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (3/02)                                                      2005        1.135           1.154                  -
                                                               2004        1.110           1.135                  -
                                                               2003        1.000           1.110                  -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2005        1.242           1.280                  -
                                                               2004        1.146           1.242                  -
                                                               2003        1.000           1.146                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.193           1.280                913
                                                               2004        1.073           1.193                915
                                                               2003        1.000           1.073                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.191           1.278                928
                                                               2004        1.066           1.191                931
                                                               2003        1.000           1.066                  -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.223           1.317              3,800
                                                               2004        1.115           1.223              1,080
                                                               2003        1.000           1.115                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.530           1.899                  -
                                                               2004        1.260           1.530                  -
                                                               2003        1.000           1.260                  -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.354           1.453             41,581
                                                               2004        1.173           1.354             39,024
                                                               2003        1.000           1.173                  -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.309           1.388              3,565
                                                               2004        1.159           1.309              1,018
                                                               2003        1.000           1.159                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
---------------------------------------------------------     ------   -------------    -------------    ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2005        1.210           1.229                  -
                                                               2004        1.127           1.210                  -
                                                               2003        1.000           1.127                  -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.214           1.299                  -
                                                               2004        1.142           1.214                  -
                                                               2003        1.000           1.142                  -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2005        1.185           1.196                  -
                                                               2004        1.122           1.185                  -
                                                               2003        1.000           1.122                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2005        1.133           1.188                  -
                                                               2004        1.074           1.133                  -
                                                               2003        1.000           1.074                  -

   Global Life Sciences Portfolio - Service Shares (3/02)      2005        1.240           1.356                  -
                                                               2004        1.114           1.240                  -
                                                               2003        1.000           1.114                  -

   Global Technology Portfolio - Service Shares (3/02)         2005        1.172           1.273                  -
                                                               2004        1.197           1.172                  -
                                                               2003        1.000           1.197                  -

   Worldwide Growth Portfolio - Service Shares (3/02)          2005        1.159           1.192                  -
                                                               2004        1.139           1.159                  -
                                                               2003        1.000           1.139                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.310           1.326              7,956
                                                               2004        1.170           1.310              5,248
                                                               2003        1.000           1.170                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
---------------------------------------------------------     ------   -------------    -------------    ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.248           1.255             13,946
                                                               2004        1.138           1.248              3,532
                                                               2003        1.000           1.138                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.393           1.468              9,077
                                                               2004        1.153           1.393              5,112
                                                               2003        1.000           1.153                  -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.065           1.097                  -
                                                               2004        1.000           1.065                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.107           1.100              8,327
                                                               2004        1.043           1.107              2,323
                                                               2003        1.000           1.043                  -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.044           1.042              8,800
                                                               2004        1.022           1.044              2,447
                                                               2003        1.000           1.022                  -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.333           1.456                  -
                                                               2004        1.178           1.333                  -
                                                               2003        1.000           1.178                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.516           1.581                  -
                                                               2004        1.233           1.516                  -
                                                               2003        1.000           1.233                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.231           1.248                  -
                                                               2004        1.167           1.231                  -
                                                               2003        1.000           1.167                  -

   Investors Fund - Class I (1/01)                             2005        1.230           1.276                  -
                                                               2004        1.144           1.230                  -
                                                               2003        1.000           1.144                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
---------------------------------------------------------     ------   -------------    ------------     ---------------
   Large Cap Growth Fund - Class I (5/02)                      2005        1.135           1.163                  -
                                                               2004        1.160           1.135                  -
                                                               2003        1.000           1.160                  -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.383           1.413                  -
                                                               2004        1.234           1.383                  -
                                                               2003        1.000           1.234                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.176           1.246                  -
                                                               2004        1.134           1.176                  -
                                                               2003        1.000           1.134                  -

   Convertible Securities Portfolio (3/02)                     2005        1.140           1.114                  -
                                                               2004        1.101           1.140                  -
                                                               2003        1.000           1.101                  -

   Disciplined Mid Cap Stock Portfolio (3/02)                  2005        1.326           1.452                  -
                                                               2004        1.170           1.326                  -
                                                               2003        1.000           1.170                  -

   Equity Income Portfolio (10/00)                             2005        1.209           1.230             10,684
                                                               2004        1.130           1.209                  -
                                                               2003        1.000           1.130                  -

   Federated High Yield Portfolio (3/02)                       2005        1.170           1.169                  -
                                                               2004        1.088           1.170                  -
                                                               2003        1.000           1.088                  -

   Federated Stock Portfolio (3/02)                            2005        1.231           1.263                  -
                                                               2004        1.144           1.231                  -
                                                               2003        1.000           1.144                  -

   Large Cap Portfolio (6/00)                                  2005        1.163           1.231             14,476
                                                               2004        1.121           1.163              9,804
                                                               2003        1.000           1.121                  -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.102                  -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.006           1.014                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------   ------   -------------    ------------     ---------------
   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.007           1.048                  -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.080                  -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.025                  -

   Mercury Large Cap Core Portfolio (6/00)                     2005        1.227           1.339                  -
                                                               2004        1.087           1.227                  -
                                                               2003        1.000           1.087                  -

   MFS Emerging Growth Portfolio (2/00)                        2005        1.211           1.173                  -
                                                               2004        1.103           1.211                  -
                                                               2003        1.000           1.103                  -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        1.255           1.259                  -
                                                               2004        1.129           1.255                  -
                                                               2003        1.000           1.129                  -

   MFS Total Return Portfolio (7/00)                           2005        1.168           1.171                  -
                                                               2004        1.076           1.168                  -
                                                               2003        1.000           1.076                  -

   MFS Value Portfolio (5/04)                                  2005        1.113           1.154                  -
                                                               2004        1.000           1.113                  -

   Mondrian International Stock Portfolio (3/02)               2005        1.303           1.390                  -
                                                               2004        1.156           1.303                  -
                                                               2003        1.000           1.156                  -

   Pioneer Fund Portfolio (5/03)                               2005        1.217           1.256                  -
                                                               2004        1.124           1.217                  -
                                                               2003        1.000           1.124                  -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.035           1.033                  -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.087           1.097              4,248
                                                               2004        1.000           1.087              1,191

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------       ------   -------------    ------------     ---------------
   Strategic Equity Portfolio (6/00)                           2005        1.196           1.188                  -
                                                               2004        1.114           1.196                  -
                                                               2003        1.000           1.114                  -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026           1.108                  -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.103                  -

   Travelers Quality Bond Portfolio (3/02)                     2005        1.028           1.017                  -
                                                               2004        1.022           1.028                  -
                                                               2003        1.000           1.022                  -

   U.S. Government Securities Portfolio (5/04)                 2005        1.044           1.061                  -
                                                               2004        1.000           1.044                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.981           0.978                  -
                                                               2004        0.996           0.981                  -
                                                               2003        1.000           0.996                  -

   Social Awareness Stock Portfolio (5/04)                     2005        1.074           1.092                  -
                                                               2004        1.000           1.074                  -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2005        1.296           1.314                  -
                                                               2004        1.134           1.296                  -
                                                               2003        1.000           1.134                  -

   Enterprise Portfolio - Class II Shares (3/02)               2005        1.142           1.200                  -
                                                               2004        1.130           1.142                  -
                                                               2003        1.000           1.130                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (3/02)             2005        1.276           1.450             13,521
                                                               2004        1.138           1.276              1,038
                                                               2003        1.000           1.138                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------   ------   -------------    ------------     ---------------
   Dynamic Capital Appreciation Portfolio - Service Class 2
   (3/02)                                                      2005        1.088           1.279                 -
                                                               2004        1.103           1.088                 -
                                                               2003        1.000           1.103                 -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.451           1.668               781
                                                               2004        1.195           1.451               783
                                                               2003        1.000           1.195                 -

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.

On 02/25/2005. the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

On 02/25/2005. the Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.

On 02/25/2005. the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.

Janus Aspen Series: Balanced Portfolio - Service Shares - is no longer available to new contract owners.

Janus Aspen Series: Global Life Science Portfolio - Service Shares is no available to new Contract Owners.

Janus Aspen Series: World Wide Growth Portfolio - Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

Van Kampen Life Investment Trust: Enterprise Portfolio - Class II Shares is no longer available to new contract holders.

Janus Aspen Balanced Portfolio Service Shares is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio - Class B is no longer available to new contract owners.

Federated Stock Portfolio is no longer available to new contract owners.

Fidelity VIP Dynamic Capital Appreciation Portfolio- Service Class 2 is no longer available to new contract owners.

                                    VINTAGE L

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------    ------   -------------    ------------     ---------------
   Capital Appreciation Fund (3/02)                            2005        1.389           1.610                  -
                                                               2004        1.186           1.389                  -
                                                               2003        0.968           1.186                  -
                                                               2002        1.000           0.968                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.356           1.391             12,305
                                                               2004        1.244           1.356              7,914
                                                               2003        0.960           1.244                  -
                                                               2002        1.000           0.960                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.217           1.370                  -
                                                               2004        1.146           1.217                  -
                                                               2003        0.948           1.146                  -
                                                               2002        1.000           0.948                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.452           1.624             63,624
                                                               2004        1.305           1.452             16,089
                                                               2003        0.984           1.305                  -
                                                               2002        1.000           0.984                  -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.420           1.618            258,891
                                                               2004        1.288           1.420             59,168
                                                               2003        0.961           1.288              2,719
                                                               2002        1.000           0.961                  -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.364           1.415            229,631
                                                               2004        1.261           1.364             71,798
                                                               2003        0.971           1.261             16,467
                                                               2002        1.000           0.971                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.701           1.787                705
                                                               2004        1.321           1.701                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------  ------   -------------    ------------     ---------------
   Delaware VIP REIT Series - Standard Class  (continued)      2003        1.005           1.321                  -
                                                               2002        1.000           1.005                  -

FAM Variable Series Funds, Inc.

   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.202           1.298                  -
                                                               2004        1.074           1.202                  -
                                                               2003        1.000           1.074                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.200           1.295             34,696
                                                               2004        1.067           1.200              9,982
                                                               2003        1.000           1.067                  -

Franklin Templeton Variable Insurance Products Trust

   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.031             77,214

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.424           1.463                  -
                                                               2004        1.303           1.424                  -
                                                               2003        0.969           1.303                  -
                                                               2002        1.000           0.969                  -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.347           1.459             76,699
                                                               2004        1.220           1.347             10,810
                                                               2003        0.994           1.220                  -
                                                               2002        1.000           0.994                  -

   Templeton Developing Markets Securities Fund - Class 2

   Shares (5/03)                                               2005        1.763           2.202             19,456
                                                               2004        1.442           1.763              1,778
                                                               2003        1.000           1.442                  -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.489           1.608             45,342
                                                               2004        1.281           1.489             29,054
                                                               2003        0.989           1.281             24,859
                                                               2002        1.000           0.989                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR       YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------     ----   -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)     2005       1.438           1.535             17,765
                                                                2004       1.265           1.438              1,328
                                                                2003       0.976           1.265                  -
                                                                2002       1.000           0.976                  -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                                2005       1.272           1.300             86,807
                                                                2004       1.193           1.272             21,342
                                                                2003       0.977           1.193                  -
                                                                2002       1.000           0.977                  -

   Diversified Strategic Income Portfolio (7/00)                2005       1.158           1.164              2,316
                                                                2004       1.106           1.158              2,319
                                                                2003       1.010           1.106                  -
                                                                2002       1.000           1.010                  -

   Equity Index Portfolio - Class II Shares (6/00)              2005       1.308           1.337              3,148
                                                                2004       1.211           1.308              3,152
                                                                2003       0.967           1.211                  -
                                                                2002       1.000           0.967                  -

   Fundamental Value Portfolio (6/00)                           2005       1.392           1.430             30,829
                                                                2004       1.312           1.392             15,869
                                                                2003       0.966           1.312                832
                                                                2002       1.000           0.966                  -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)             2005       1.533           1.684                  -
                                                                2004       1.298           1.533                  -
                                                                2003       0.983           1.298                  -
                                                                2002       1.000           0.983                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                 2005       1.498           1.527              9,646
                                                                2004       1.330           1.498              2,221
                                                                2003       1.000           1.330                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                           2005       1.369           1.385              4,107
                                                                2004       1.239           1.369                  -
                                                                2003       1.000           1.239                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR       YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------     ----   -------------   -------------     ---------------
   Mid-Cap Value Portfolio (5/03)                               2005       1.525           1.618             35,837
                                                                2004       1.255           1.525              6,621
                                                                2003       1.000           1.255                574

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)          2005       1.114           1.115            151,970
                                                                2004       1.044           1.114             61,268
                                                                2003       1.000           1.044             29,542

   Total Return Portfolio - Administrative Class (5/01)         2005       1.071           1.076            174,968
                                                                2004       1.042           1.071             31,435
                                                                2003       1.012           1.042             14,239
                                                                2002       1.000           1.012                  -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                       2005       1.427           1.569                  -
                                                                2004       1.253           1.427                  -
                                                                2003       0.994           1.253                  -
                                                                2002       1.000           0.994                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)      2005       1.773           1.860             14,298
                                                                2004       1.433           1.773                  -
                                                                2003       0.977           1.433                  -
                                                                2002       1.000           0.977                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                                2005       1.389           1.417                  -
                                                                2004       1.308           1.389                  -
                                                                2003       0.960           1.308                  -
                                                                2002       1.000           0.960                  -

   Investors Fund - Class I (1/01)                              2005       1.345           1.405              1,091
                                                                2004       1.243           1.345                  -
                                                                2003       0.958           1.243                  -
                                                                2002       1.000           0.958                  -

   Small Cap Growth Fund - Class I (3/00)                       2005       1.597           1.642              2,886
                                                                2004       1.415           1.597              1,205
                                                                2003       0.970           1.415                  -
                                                                2002       1.000           0.970                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR       YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------     ----   -------------   -------------     ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)              2005       1.181           1.156                  -
                                                                2004       1.166           1.181                  -
                                                                2003       0.963           1.166                  -
                                                                2002       1.000           0.963                  -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                       2005       1.274           1.328                  -
                                                                2004       1.263           1.274                  -
                                                                2003       0.960           1.263                  -
                                                                2002       1.000           0.960                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                      2005       1.305           1.347            238,315
                                                                2004       1.249           1.305            167,138
                                                                2003       0.969           1.249            152,451
                                                                2002       1.000           0.969                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                            2005       1.205           1.231            143,709
                                                                2004       1.171           1.205            146,527
                                                                2003       0.979           1.171             72,172
                                                                2002       1.000           0.979                  -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                            2005       1.341           1.401            222,692
                                                                2004       1.241           1.341            202,906
                                                                2003       0.963           1.241                  -
                                                                2002       1.000           0.963                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                                2005       1.272           1.291                  -
                                                                2004       1.216           1.272                  -
                                                                2003       0.962           1.216                  -
                                                                2002       1.000           0.962                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                    2005       1.279           1.364                  -
                                                                2004       1.226           1.279                  -
                                                                2003       0.967           1.226                  -
                                                                2002       1.000           0.967                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Equity Income Portfolio (10/00)                             2005        1.327           1.359                938
                                                               2004        1.232           1.327                  -
                                                               2003        0.958           1.232                  -
                                                               2002        1.000           0.958                  -

   Large Cap Portfolio (6/00)                                  2005        1.233           1.314              3,521
                                                               2004        1.181           1.233              3,521
                                                               2003        0.967           1.181                616
                                                               2002        1.000           0.967                  -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.107             23,645

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.018                  -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.052                  -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.085             11,903

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.029                  -

   Mercury Large Cap Core Portfolio (6/00)                     2005        1.313           1.442                  -
                                                               2004        1.156           1.313                  -
                                                               2003        0.973           1.156                  -
                                                               2002        1.000           0.973                  -

   MFS Emerging Growth Portfolio (2/00)                        2005        1.358           1.317                  -
                                                               2004        1.229           1.358              1,415
                                                               2003        0.971           1.229                  -
                                                               2002        1.000           0.971                  -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        1.463           1.478              3,169
                                                               2004        1.308           1.463                  -
                                                               2003        0.974           1.308                  -
                                                               2002        1.000           0.974                  -

   MFS Total Return Portfolio (7/00)                           2005        1.230           1.242             54,528
                                                               2004        1.126           1.230              3,680

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   MFS Total Return Portfolio  (continued)                     2003        0.986           1.126                635
                                                               2002        1.000           0.986                  -

   MFS Value Portfolio (5/04)                                  2005        1.118           1.166             27,311
                                                               2004        1.000           1.118                  -

   Mondrian International Stock Portfolio (3/02)               2005        1.432           1.537              8,336
                                                               2004        1.262           1.432                  -
                                                               2003        1.001           1.262                  -
                                                               2002        1.000           1.001                  -

   Pioneer Fund Portfolio (5/03)                               2005        1.320           1.372                  -
                                                               2004        1.212           1.320                  -
                                                               2003        1.000           1.212                  -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.037                  -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.091           1.109             93,381
                                                               2004        1.000           1.091             34,210

   Strategic Equity Portfolio (6/00)                           2005        1.361           1.361                  -
                                                               2004        1.260           1.361                  -
                                                               2003        0.969           1.260                  -
                                                               2002        1.000           0.969                  -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027           1.112                  -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.108                  -

   Travelers Managed Income Portfolio (7/00)                   2005        1.087           1.080             39,938
                                                               2004        1.078           1.087             22,533
                                                               2003        1.014           1.078              1,913
                                                               2002        1.000           1.014                  -

   Van Kampen Enterprise Portfolio (4/00)                      2005        1.211           1.280                  -
                                                               2004        1.190           1.211                  -
                                                               2003        0.966           1.190                  -
                                                               2002        1.000           0.966                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.989           0.993              2,511
                                                               2004        0.998           0.989              2,514
                                                               2003        1.000           0.998                  -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.351           1.479             44,546
                                                               2004        1.254           1.351              2,707
                                                               2003        0.951           1.254                  -
                                                               2002        1.000           0.951                  -

   Smith Barney High Income Portfolio (8/00)                   2005        1.363           1.371             62,996
                                                               2004        1.259           1.363             40,792
                                                               2003        1.007           1.259                  -
                                                               2002        1.000           1.007                  -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.346           1.388             10,438
                                                               2004        1.369           1.346              9,394
                                                               2003        0.946           1.369                  -
                                                               2002        1.000           0.946                  -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.345           1.428             27,339
                                                               2004        1.242           1.345             14,742
                                                               2003        0.977           1.242                  -
                                                               2002        1.000           0.977                  -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.975           0.983             48,266
                                                               2004        0.986           0.975             27,896
                                                               2003        1.000           0.986                  -
                                                               2002        1.000           1.000                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.257           1.329                  -
                                                               2004        1.198           1.257                  -
                                                               2003        0.959           1.198                  -
                                                               2002        1.000           0.959                  -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.537           1.580                  -
                                                               2004        1.356           1.537                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2003        0.974           1.356                  -
                                                               2002        1.000           0.974                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.410           1.615             26,380
                                                               2004        1.247           1.410              2,113
                                                               2003        0.991           1.247                  -
                                                               2002        1.000           0.991                  -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.633           1.889             48,261
                                                               2004        1.336           1.633              8,965
                                                               2003        0.986           1.336                536
                                                               2002        1.000           0.986                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/02)                            2005        1.111           1.287                  -
                                                               2004        0.949           1.111                  -
                                                               2003        0.775           0.949                  -
                                                               2002        1.000           0.775                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.107           1.135                  -
                                                               2004        1.016           1.107                  -
                                                               2003        0.785           1.016                  -
                                                               2002        1.000           0.785                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.028           1.156              2,023
                                                               2004        0.968           1.028                  -
                                                               2003        0.801           0.968                  -
                                                               2002        1.182           0.801                  -
                                                               2001        1.000           1.182                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.463           1.635             92,526
                                                               2004        1.316           1.463             45,727
                                                               2003        0.993           1.316                  -
                                                               2002        1.187           0.993                  -
                                                               2001        1.000           1.187                  -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.353           1.540            339,051
                                                               2004        1.227           1.353            224,757
                                                               2003        0.916           1.227             13,689
                                                               2002        1.237           0.916                  -
                                                               2001        1.000           1.237                  -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.282           1.330            210,374
                                                               2004        1.186           1.282            141,724
                                                               2003        0.914           1.186             88,389
                                                               2002        1.143           0.914                  -
                                                               2001        1.000           1.143                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.609           1.690                  -
                                                               2004        1.250           1.609                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Delaware VIP REIT Series - Standard Class  (continued)      2003        0.952           1.250                  -
                                                               2002        1.000           0.952                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.201           1.297                  -
                                                               2004        1.074           1.201                  -
                                                               2003        1.000           1.074                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.199           1.294              6,383
                                                               2004        1.067           1.199              1,538
                                                               2003        1.000           1.067                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.031                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.259           1.292             13,854
                                                               2004        1.153           1.259              7,904
                                                               2003        0.857           1.153                  -
                                                               2002        1.227           0.857                  -
                                                               2001        1.000           1.227                  -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.138           1.233            113,725
                                                               2004        1.031           1.138             62,851
                                                               2003        0.841           1.031                  -
                                                               2002        1.000           0.841                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.761           2.199             34,370
                                                               2004        1.442           1.761             27,878
                                                               2003        1.000           1.442              4,181

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.361           1.469             98,761
                                                               2004        1.172           1.361             66,369
                                                               2003        0.904           1.172             10,166

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2002        1.134           0.904                  -
                                                               2001        1.000           1.134                  -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.160           1.237              5,511
                                                               2004        1.020           1.160              1,140
                                                               2003        0.788           1.020                  -
                                                               2002        1.000           0.788                  -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.194           1.220            119,527
                                                               2004        1.120           1.194             96,922
                                                               2003        0.918           1.120                  -
                                                               2002        1.136           0.918                  -
                                                               2001        1.000           1.136                  -

   Diversified Strategic Income Portfolio (7/00)               2005        1.189           1.195             62,261
                                                               2004        1.137           1.189             41,948
                                                               2003        1.039           1.137                  -
                                                               2002        1.011           1.039                  -
                                                               2001        1.000           1.011                  -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.173           1.198             32,169
                                                               2004        1.086           1.173             24,381
                                                               2003        0.867           1.086                  -
                                                               2002        1.141           0.867                  -
                                                               2001        1.000           1.141                  -

   Fundamental Value Portfolio (6/00)                          2005        1.301           1.336            107,320
                                                               2004        1.227           1.301             78,557
                                                               2003        0.904           1.227                  -
                                                               2002        1.172           0.904                  -
                                                               2001        1.000           1.172                  -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.270           1.394                  -
                                                               2004        1.076           1.270                  -
                                                               2003        0.815           1.076                  -
                                                               2002        1.158           0.815                  -
                                                               2001        1.000           1.158                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.497           1.525             11,493
                                                               2004        1.330           1.497             11,540
                                                               2003        1.000           1.330                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.368           1.383             70,546
                                                               2004        1.239           1.368             69,261
                                                               2003        1.000           1.239             71,566

   Mid-Cap Value Portfolio (5/03)                              2005        1.524           1.616             78,565
                                                               2004        1.254           1.524             66,625
                                                               2003        1.000           1.254             13,602

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.113           1.113            288,960
                                                               2004        1.043           1.113            171,050
                                                               2003        1.000           1.043             78,471

   Total Return Portfolio - Administrative Class (5/01)        2005        1.132           1.137            388,412
                                                               2004        1.102           1.132            164,259
                                                               2003        1.071           1.102                  -
                                                               2002        1.002           1.071                  -
                                                               2001        1.000           1.002                  -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.315           1.445                  -
                                                               2004        1.155           1.315                  -
                                                               2003        0.917           1.155                  -
                                                               2002        1.137           0.917                  -
                                                               2001        1.000           1.137                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.771           1.858             34,614
                                                               2004        1.433           1.771             15,588
                                                               2003        0.977           1.433                  -
                                                               2002        1.220           0.977                  -
                                                               2001        1.000           1.220                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.196           1.219             30,618
                                                               2004        1.127           1.196              9,549
                                                               2003        0.827           1.127                  -
                                                               2002        1.127           0.827                  -
                                                               2001        1.000           1.127                  -

   Investors Fund - Class I (1/01)                             2005        1.197           1.250             18,740
                                                               2004        1.107           1.197              9,435
                                                               2003        0.854           1.107                  -
                                                               2002        1.133           0.854                  -
                                                               2001        1.000           1.133                  -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.320           1.357             57,267
                                                               2004        1.171           1.320             56,224
                                                               2003        0.802           1.171                  -
                                                               2002        1.255           0.802                  -
                                                               2001        1.000           1.255                  -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.001           0.979                  -
                                                               2004        0.989           1.001                  -
                                                               2003        0.817           0.989                  -
                                                               2002        1.127           0.817                  -
                                                               2001        1.000           1.127                  -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.139           1.186                  -
                                                               2004        1.130           1.139                  -
                                                               2003        0.859           1.130                  -
                                                               2002        1.197           0.859                  -
                                                               2001        1.000           1.197                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.426           1.470            189,544
                                                               2004        1.365           1.426            159,891
                                                               2003        1.060           1.365             79,503
                                                               2002        1.000           1.060                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.274           1.301            421,372
                                                               2004        1.238           1.274            273,574
                                                               2003        1.037           1.238             34,419
                                                               2002        1.000           1.037                  -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.493           1.559            159,791
                                                               2004        1.382           1.493            130,088
                                                               2003        1.073           1.382                  -
                                                               2002        1.000           1.073                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.411           1.432             57,253
                                                               2004        1.349           1.411             24,670
                                                               2003        1.068           1.349                  -
                                                               2002        1.000           1.068                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.189           1.266                  -
                                                               2004        1.139           1.189                  -
                                                               2003        0.899           1.139                  -
                                                               2002        1.206           0.899                  -
                                                               2001        1.000           1.206                  -

   Equity Income Portfolio (10/00)                             2005        1.317           1.348             74,242
                                                               2004        1.224           1.317             52,584
                                                               2003        0.952           1.224             35,771
                                                               2002        1.129           0.952                  -
                                                               2001        1.000           1.129                  -

   Large Cap Portfolio (6/00)                                  2005        1.096           1.167                  -
                                                               2004        1.050           1.096                  -
                                                               2003        0.860           1.050                  -
                                                               2002        1.137           0.860                  -
                                                               2001        1.000           1.137                  -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.107                  -
   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.018                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.052             14,308

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.085                  -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.029                  -

   Mercury Large Cap Core Portfolio (6/00)                     2005        1.137           1.249             39,338
                                                               2004        1.002           1.137             33,831
                                                               2003        0.844           1.002                  -
                                                               2002        1.151           0.844                  -
                                                               2001        1.000           1.151                  -

   MFS Emerging Growth Portfolio (2/00)                        2005        1.096           1.063                  -
                                                               2004        0.993           1.096                  -
                                                               2003        0.785           0.993                  -
                                                               2002        1.218           0.785                  -
                                                               2001        1.000           1.218                  -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        0.822           0.830             10,540
                                                               2004        0.736           0.822             10,388
                                                               2003        0.548           0.736                  -
                                                               2002        1.000           0.548                  -

   MFS Total Return Portfolio (7/00)                           2005        1.250           1.261             80,510
                                                               2004        1.144           1.250             46,257
                                                               2003        1.002           1.144             74,835
                                                               2002        1.080           1.002                  -
                                                               2001        1.000           1.080                  -

   MFS Value Portfolio (5/04)                                  2005        1.117           1.165             19,960
                                                               2004        1.000           1.117              8,567

   Mondrian International Stock Portfolio (3/02)               2005        1.202           1.290             47,848
                                                               2004        1.060           1.202             30,586
                                                               2003        0.842           1.060                  -
                                                               2002        1.000           0.842                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Fund Portfolio (5/03)                               2005        1.319           1.370              2,908
                                                               2004        1.212           1.319              1,735
                                                               2003        1.000           1.212                  -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.037                  -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.091           1.108             52,692
                                                               2004        1.000           1.091             30,316

   Strategic Equity Portfolio (6/00)                           2005        1.047           1.047                  -
                                                               2004        0.970           1.047                  -
                                                               2003        0.747           0.970                  -
                                                               2002        1.148           0.747                  -
                                                               2001        1.000           1.148                  -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027           1.112                  -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.108                  -

   Travelers Managed Income Portfolio (7/00)                   2005        1.050           1.043            155,816
                                                               2004        1.042           1.050            117,811
                                                               2003        0.981           1.042                  -
                                                               2002        0.980           0.981                  -
                                                               2001        1.000           0.980                  -

   Van Kampen Enterprise Portfolio (4/00)                      2005        1.034           1.092                  -
                                                               2004        1.016           1.034                  -
                                                               2003        0.826           1.016                  -
                                                               2002        1.193           0.826                  -
                                                               2001        1.000           1.193                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.989           0.991             30,100
                                                               2004        0.997           0.989                  -
                                                               2003        1.000           0.997                  -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.136           1.242            149,332
                                                               2004        1.054           1.136             92,170
                                                               2003        0.800           1.054                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Smith Barney Aggressive Growth Portfolio  (continued)       2002        1.212           0.800                  -
                                                               2001        1.000           1.212                  -

   Smith Barney High Income Portfolio (8/00)                   2005        1.329           1.336             27,070
                                                               2004        1.228           1.329             18,983
                                                               2003        0.983           1.228                  -
                                                               2002        1.037           0.983                  -
                                                               2001        1.000           1.037                  -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.237           1.275            130,235
                                                               2004        1.258           1.237            112,011
                                                               2003        0.870           1.258                  -
                                                               2002        1.181           0.870                  -
                                                               2001        1.000           1.181                  -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.343           1.425             14,845
                                                               2004        1.241           1.343             14,847
                                                               2003        0.976           1.241                  -
                                                               2002        1.232           0.976                  -
                                                               2001        1.000           1.232                  -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.967           0.974            132,472
                                                               2004        0.978           0.967             32,120
                                                               2003        0.992           0.978                  -
                                                               2002        1.000           0.992                  -
                                                               2001        1.000           1.000                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        0.981           1.037                  -
                                                               2004        0.935           0.981                  -
                                                               2003        0.750           0.935                  -
                                                               2002        1.134           0.750                  -
                                                               2001        1.000           1.134                  -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.394           1.432             16,170
                                                               2004        1.231           1.394             15,034
                                                               2003        0.885           1.231                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2002        1.215           0.885                  -
                                                               2001        1.000           1.215                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.410           1.614             18,005
                                                               2004        1.248           1.410             13,584
                                                               2003        0.992           1.248             13,584
                                                               2002        1.118           0.992                  -
                                                               2001        1.000           1.118                  -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.411           1.631             89,979
                                                               2004        1.155           1.411             46,989
                                                               2003        0.853           1.155                  -
                                                               2002        1.000           0.853                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/02)                            2005        1.338           1.547                  -
                                                               2004        1.144           1.338                  -
                                                               2003        1.000           1.144                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.218           1.246              6,602
                                                               2004        1.119           1.218              6,602
                                                               2003        1.000           1.119                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.158           1.301                  -
                                                               2004        1.092           1.158                  -
                                                               2003        1.000           1.092                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.318           1.471             23,759
                                                               2004        1.187           1.318              8,440
                                                               2003        1.000           1.187                  -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.264           1.437             81,944
                                                               2004        1.148           1.264             16,435
                                                               2003        1.000           1.148                  -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.238           1.281            108,452
                                                               2004        1.146           1.238             22,121
                                                               2003        1.000           1.146                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.468           1.540                  -
                                                               2004        1.142           1.468                  -
                                                               2003        1.000           1.142                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.199           1.293                  -
                                                               2004        1.073           1.199                  -
                                                               2003        1.000           1.073                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.197           1.290            115,865
                                                               2004        1.067           1.197             23,905
                                                               2003        1.000           1.067                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.030                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.300           1.332                  -
                                                               2004        1.192           1.300                  -
                                                               2003        1.000           1.192                  -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.230           1.331             32,524
                                                               2004        1.117           1.230                  -
                                                               2003        1.000           1.117                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.540           1.920                  -
                                                               2004        1.262           1.540                  -
                                                               2003        1.000           1.262                  -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.362           1.468              8,678
                                                               2004        1.175           1.362                  -
                                                               2003        1.000           1.175                  -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.317           1.403                  -
                                                               2004        1.161           1.317                  -
                                                               2003        1.000           1.161                  -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.191           1.215            206,472
                                                               2004        1.119           1.191             44,636
                                                               2003        1.000           1.119                  -

   Diversified Strategic Income Portfolio (7/00)               2005        1.104           1.107              3,695
                                                               2004        1.057           1.104                  -
                                                               2003        1.000           1.057                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
--------------------------------------------------------       ----    -------------    -------------      ---------------
   Equity Index Portfolio - Class II Shares (6/00)             2005        1.218             1.242                    -
                                                               2004        1.129             1.218                    -
                                                               2003        1.000             1.129                    -

   Fundamental Value Portfolio (6/00)                          2005        1.237             1.268               65,639
                                                               2004        1.168             1.237               24,257
                                                               2003        1.000             1.168                    -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.345             1.474                    -
                                                               2004        1.141             1.345                    -
                                                               2003        1.000             1.141                    -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.318             1.341                    -
                                                               2004        1.172             1.318                    -
                                                               2003        1.000             1.172                    -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.256             1.269                4,048
                                                               2004        1.140             1.256                    -
                                                               2003        1.000             1.140                    -

   Mid-Cap Value Portfolio (5/03)                              2005        1.402             1.484                3,535
                                                               2004        1.155             1.402                    -
                                                               2003        1.000             1.155                    -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.114             1.112               27,563
                                                               2004        1.045             1.114                    -
                                                               2003        1.000             1.045                    -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.051             1.053                4,393
                                                               2004        1.024             1.051                4,240
                                                               2003        1.000             1.024                    -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.341             1.472                    -
                                                               2004        1.180             1.341                    -
                                                               2003        1.000             1.180                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.526             1.598                    -
                                                               2004        1.236             1.526                    -
                                                               2003        1.000             1.236                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.239             1.261                8,725
                                                               2004        1.169             1.239                8,725
                                                               2003        1.000             1.169                    -

   Investors Fund - Class I (1/01)                             2005        1.238             1.290               19,376
                                                               2004        1.146             1.238                    -
                                                               2003        1.000             1.146                    -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.392             1.428                    -
                                                               2004        1.236             1.392                    -
                                                               2003        1.000             1.236                    -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.113             1.087                    -
                                                               2004        1.101             1.113                    -
                                                               2003        1.000             1.101                    -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.158             1.204                    -
                                                               2004        1.151             1.158                    -
                                                               2003        1.000             1.151                    -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.177             1.212                    -
                                                               2004        1.128             1.177                    -
                                                               2003        1.000             1.128                    -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.118             1.140              203,432
                                                               2004        1.088             1.118               32,569
                                                               2003        1.000             1.088                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.229           1.281               352,330
                                                               2004        1.140           1.229               356,993
                                                               2003        1.000           1.140                     -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.171           1.187                 7,489
                                                               2004        1.122           1.171                 7,498
                                                               2003        1.000           1.122                     -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.184           1.259                     -
                                                               2004        1.136           1.184                     -
                                                               2003        1.000           1.136                     -

   Equity Income Portfolio (10/00)                             2005        1.217           1.243                     -
                                                               2004        1.132           1.217                     -
                                                               2003        1.000           1.132                     -

   Large Cap Portfolio (6/00)                                  2005        1.170           1.244                     -
                                                               2004        1.123           1.170                     -
                                                               2003        1.000           1.123                     -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.105                     -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.017                     -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.051                     -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.084                     -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.028                     -

   Mercury Large Cap Core Portfolio (6/00)                     2005        1.235           1.353                     -
                                                               2004        1.089           1.235                     -
                                                               2003        1.000           1.089                     -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
MFS Emerging Growth Portfolio (2/00)                           2005        1.218             1.181                    -
                                                               2004        1.105             1.218                    -
                                                               2003        1.000             1.105                    -

MFS Mid Cap Growth Portfolio (3/02)                            2005        1.263             1.273                    -
                                                               2004        1.131             1.263                    -
                                                               2003        1.000             1.131                    -

MFS Total Return Portfolio (7/00)                              2005        1.176             1.184               69,872
                                                               2004        1.078             1.176                4,470
                                                               2003        1.000             1.078                    -

MFS Value Portfolio (5/04)                                     2005        1.116             1.163                    -
                                                               2004        1.000             1.116                    -

Mondrian International Stock Portfolio (3/02)                  2005        1.311             1.405                    -
                                                               2004        1.158             1.311                    -
                                                               2003        1.000             1.158                    -

Pioneer Fund Portfolio (5/03)                                  2005        1.225             1.270                    -
                                                               2004        1.126             1.225                    -
                                                               2003        1.000             1.126                    -

Pioneer Mid Cap Value Portfolio (7/05)                         2005        1.036             1.036                    -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.090             1.105                6,615
                                                               2004        1.000             1.090                7,982

Strategic Equity Portfolio (6/00)                              2005        1.203             1.201                    -
                                                               2004        1.116             1.203                    -
                                                               2003        1.000             1.116                    -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.026             1.111                    -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000             1.107                    -

Travelers Managed Income Portfolio (7/00)                      2005        1.035             1.026              187,197
                                                               2004        1.029             1.035               20,659
                                                               2003        1.000             1.029                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Van Kampen Enterprise Portfolio (4/00)                      2005        1.146             1.209                    -
                                                               2004        1.128             1.146                    -
                                                               2003        1.000             1.128                    -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.987             0.988                6,103
                                                               2004        0.997             0.987                7,585
                                                               2003        1.000             0.997                    -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.221             1.334                    -
                                                               2004        1.135             1.221                    -
                                                               2003        1.000             1.135                    -

   Smith Barney High Income Portfolio (8/00)                   2005        1.189             1.194              104,197
                                                               2004        1.101             1.189               86,793
                                                               2003        1.000             1.101                    -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.147             1.180                    -
                                                               2004        1.168             1.147                    -
                                                               2003        1.000             1.168                    -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.251             1.325               20,028
                                                               2004        1.158             1.251                    -
                                                               2003        1.000             1.158                    -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.981             0.986              109,235
                                                               2004        0.994             0.981               29,273
                                                               2003        1.000             0.994                    -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.167             1.233                    -
                                                               2004        1.115             1.167                    -
                                                               2003        1.000             1.115                    -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.395             1.432                4,326
                                                               2004        1.234             1.395                    -
                                                               2003        1.000             1.234                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.287             1.471                6,740
                                                               2004        1.140             1.287                    -
                                                               2003        1.000             1.140                    -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.460             1.686                    -
                                                               2004        1.197             1.460                    -
                                                               2003        1.000             1.197                    -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Capital Appreciation Fund (3/02)                            2005        1.340             1.551                  159
                                                               2004        1.145             1.340                    -
                                                               2003        1.000             1.145                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.220             1.249                5,093
                                                               2004        1.120             1.220                    -
                                                               2003        1.000             1.120                    -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.159             1.304                    -
                                                               2004        1.093             1.159                    -
                                                               2003        1.000             1.093                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.319             1.474               33,810
                                                               2004        1.187             1.319               20,425
                                                               2003        1.000             1.187                    -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.266             1.440              495,689
                                                               2004        1.149             1.266              102,273
                                                               2003        1.000             1.149                    -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.239             1.284              278,103
                                                               2004        1.147             1.239              107,765
                                                               2003        1.000             1.147                    -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.470             1.543                1,987
                                                               2004        1.143             1.470                    -
                                                               2003        1.000             1.143                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.201             1.295                2,632
                                                               2004        1.074             1.201                    -
                                                               2003        1.000             1.074                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.199             1.293              118,685
                                                               2004        1.067             1.199                    -
                                                               2003        1.000             1.067                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000             1.031              141,388

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.302             1.336               21,578
                                                               2004        1.192             1.302               20,936
                                                               2003        1.000             1.192                    -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.232             1.334              156,547
                                                               2004        1.117             1.232               32,618
                                                               2003        1.000             1.117                    -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.542             1.924               26,812
                                                               2004        1.263             1.542                    -
                                                               2003        1.000             1.263                    -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.364             1.472              111,621
                                                               2004        1.175             1.364               10,115
                                                               2003        1.000             1.175                    -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.319             1.406              121,975
                                                               2004        1.161             1.319                    -
                                                               2003        1.000             1.161                    -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.192             1.218               25,336
                                                               2004        1.119             1.192                    -
                                                               2003        1.000             1.119                    -

   Diversified Strategic Income Portfolio (7/00)               2005        1.105             1.110               24,652
                                                               2004        1.057             1.105               45,255
                                                               2003        1.000             1.057                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Equity Index Portfolio - Class II Shares (6/00)             2005        1.219             1.245               56,720
                                                               2004        1.130             1.219               54,008
                                                               2003        1.000             1.130                    -

   Fundamental Value Portfolio (6/00)                          2005        1.238             1.271               19,317
                                                               2004        1.169             1.238                    -
                                                               2003        1.000             1.169                    -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.347             1.478               33,744
                                                               2004        1.142             1.347                    -
                                                               2003        1.000             1.142                    -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.320             1.344               44,697
                                                               2004        1.173             1.320                4,856
                                                               2003        1.000             1.173                    -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.258             1.272                5,316
                                                               2004        1.140             1.258                    -
                                                               2003        1.000             1.140                    -

   Mid-Cap Value Portfolio (5/03)                              2005        1.404             1.488               87,302
                                                               2004        1.156             1.404               16,199
                                                               2003        1.000             1.156                    -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.115             1.115              185,851
                                                               2004        1.046             1.115               10,245
                                                               2003        1.000             1.046                    -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.052             1.056              470,959
                                                               2004        1.024             1.052                4,979
                                                               2003        1.000             1.024                    -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.343             1.475                    -
                                                               2004        1.180             1.343                    -
                                                               2003        1.000             1.180                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.528             1.601                   -
                                                               2004        1.236             1.528                   -
                                                               2003        1.000             1.236                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.241             1.264                   -
                                                               2004        1.170             1.241                   -
                                                               2003        1.000             1.170                   -

   Investors Fund - Class I (1/01)                             2005        1.240             1.293               5,937
                                                               2004        1.147             1.240                   -
                                                               2003        1.000             1.147                   -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.394             1.432                   -
                                                               2004        1.236             1.394                   -
                                                               2003        1.000             1.236                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.115             1.090                   -
                                                               2004        1.101             1.115                   -
                                                               2003        1.000             1.101                   -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.160             1.207                   -
                                                               2004        1.151             1.160                   -
                                                               2003        1.000             1.151                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.179             1.215             589,302
                                                               2004        1.129             1.179             241,112
                                                               2003        1.000             1.129                   -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.120             1.143             142,759
                                                               2004        1.089             1.120             102,335
                                                               2003        1.000             1.089                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.231             1.284              30,949
                                                               2004        1.140             1.231                   -
                                                               2003        1.000             1.140                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.173             1.189              69,100
                                                               2004        1.122             1.173              23,773
                                                               2003        1.000             1.122                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.185             1.262                   -
                                                               2004        1.136             1.185                   -
                                                               2003        1.000             1.136                   -

   Equity Income Portfolio (10/00)                             2005        1.218             1.246              45,518
                                                               2004        1.132             1.218                   -
                                                               2003        1.000             1.132                   -

   Large Cap Portfolio (6/00)                                  2005        1.172             1.247               1,666
                                                               2004        1.123             1.172                   -
                                                               2003        1.000             1.123                   -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000             1.106                   -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007             1.017                   -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008             1.051                   -

   Managed Allocation Series: Moderate-Aggressive Portfolio

   (5/05)                                                      2005        1.000             1.084                   -

   Managed Allocation Series: Moderate-Conservative

   Portfolio (6/05)                                            2005        1.000             1.028                   -

   Mercury Large Cap Core Portfolio (6/00)                     2005        1.236             1.357                   -
                                                               2004        1.090             1.236                   -
                                                               2003        1.000             1.090                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
MFS Emerging Growth Portfolio (2/00)                           2005        1.220             1.183                    -
                                                               2004        1.105             1.220                    -
                                                               2003        1.000             1.105                    -

MFS Mid Cap Growth Portfolio (3/02)                            2005        1.264             1.276                6,041
                                                               2004        1.132             1.264                    -
                                                               2003        1.000             1.132                    -

MFS Total Return Portfolio (7/00)                              2005        1.177             1.187               96,384
                                                               2004        1.078             1.177                9,432
                                                               2003        1.000             1.078                    -

MFS Value Portfolio (5/04)                                     2005        1.117             1.164              125,223
                                                               2004        1.000             1.117                    -

Mondrian International Stock Portfolio (3/02)                  2005        1.313             1.408                3,713
                                                               2004        1.158             1.313                    -
                                                               2003        1.000             1.158                    -

Pioneer Fund Portfolio (5/03)                                  2005        1.226             1.273                    -
                                                               2004        1.127             1.226                    -
                                                               2003        1.000             1.127                    -

Pioneer Mid Cap Value Portfolio (7/05)                         2005        1.036             1.036                    -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.091             1.107              119,462
                                                               2004        1.000             1.091                    -

Strategic Equity Portfolio (6/00)                              2005        1.205             1.204                    -
                                                               2004        1.116             1.205                    -
                                                               2003        1.000             1.116                    -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.026             1.112                    -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000             1.107                    -

Travelers Managed Income Portfolio (7/00)                      2005        1.036             1.029               27,974
                                                               2004        1.029             1.036               21,513
                                                               2003        1.000             1.029                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Van Kampen Enterprise Portfolio (4/00)                      2005        1.148             1.212                    -
                                                               2004        1.128             1.148                    -
                                                               2003        1.000             1.128                    -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.988             0.990               12,201
                                                               2004        0.997             0.988                    -
                                                               2003        1.000             0.997                    -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.223             1.337              101,312
                                                               2004        1.136             1.223               12,861
                                                               2003        1.000             1.136                    -

   Smith Barney High Income Portfolio (8/00)                   2005        1.191             1.197              129,198
                                                               2004        1.101             1.191               58,956
                                                               2003        1.000             1.101                    -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.148             1.183                6,605
                                                               2004        1.169             1.148                    -
                                                               2003        1.000             1.169                    -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.252             1.328                3,622
                                                               2004        1.158             1.252                    -
                                                               2003        1.000             1.158                    -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.982             0.989                    -
                                                               2004        0.994             0.982                    -
                                                               2003        1.000             0.994                    -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.169             1.236                    -
                                                               2004        1.115             1.169                    -
                                                               2003        1.000             1.115                    -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.397             1.436                2,459
                                                               2004        1.234             1.397                    -
                                                               2003        1.000             1.234                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.288             1.474              120,962
                                                               2004        1.141             1.288               21,572
                                                               2003        1.000             1.141                    -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.462             1.690               45,068
                                                               2004        1.198             1.462                    -
                                                               2003        1.000             1.198                    -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Capital Appreciation Fund (3/02)                            2005        1.382             1.597              144,490
                                                               2004        1.183             1.382               85,167
                                                               2003        0.968             1.183               62,369
                                                               2002        1.000             0.968                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.349             1.380              863,304
                                                               2004        1.241             1.349              671,346
                                                               2003        0.960             1.241              324,534
                                                               2002        1.000             0.960                    -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.211             1.360              551,459
                                                               2004        1.143             1.211              216,941
                                                               2003        0.948             1.143               66,077
                                                               2002        1.000             0.948                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.445             1.612            5,479,126
                                                               2004        1.302             1.445            3,301,874
                                                               2003        0.984             1.302              560,403
                                                               2002        1.000             0.984                    -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.413             1.606           15,362,612
                                                               2004        1.285             1.413            9,273,858
                                                               2003        0.960             1.285            2,482,245
                                                               2002        1.000             0.960                    -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.357             1.404           18,636,981
                                                               2004        1.257             1.357           12,269,497
                                                               2003        0.971             1.257            2,985,394
                                                               2002        1.000             0.971                    -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.692             1.773              621,716
                                                               2004        1.317             1.692              363,487

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Delaware VIP REIT Series - Standard Class  (continued)      2003        1.005             1.317              141,660
                                                               2002        1.000             1.005                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.199             1.291              491,266
                                                               2004        1.073             1.199              200,346
                                                               2003        1.000             1.073                    -
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.197             1.289              558,937
                                                               2004        1.067             1.197              213,448
                                                               2003        1.000             1.067                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000             1.030              473,972

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.417             1.452            1,496,822
                                                               2004        1.300             1.417            1,111,279
                                                               2003        0.969             1.300              297,552
                                                               2002        1.000             0.969                    -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.340             1.448            3,992,826
                                                               2004        1.217             1.340            2,095,459
                                                               2003        0.994             1.217              723,595
                                                               2002        1.000             0.994                    -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.756             2.188            1,505,095
                                                               2004        1.440             1.756              466,250
                                                               2003        1.000             1.440               91,391

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.481             1.596            4,568,600
                                                               2004        1.278             1.481            2,330,211
                                                               2003        0.989             1.278              519,279
                                                               2002        1.000             0.989                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.431             1.524             2,064,621
                                                               2004        1.262             1.431               594,562
                                                               2003        0.976             1.262               206,659
                                                               2002        1.000             0.976                     -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.265             1.290             5,012,226
                                                               2004        1.190             1.265             4,141,171
                                                               2003        0.977             1.190             1,561,246
                                                               2002        1.000             0.977                     -

   Diversified Strategic Income Portfolio (7/00)               2005        1.152             1.155             3,581,641
                                                               2004        1.103             1.152             2,920,201
                                                               2003        1.010             1.103               887,819
                                                               2002        1.000             1.010                     -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.302             1.327             2,839,502
                                                               2004        1.208             1.302             2,252,137
                                                               2003        0.967             1.208             1,148,700
                                                               2002        1.000             0.967                     -

   Fundamental Value Portfolio (6/00)                          2005        1.385             1.419             9,239,878
                                                               2004        1.309             1.385             8,216,033
                                                               2003        0.966             1.309             2,834,488
                                                               2002        1.000             0.966                     -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.525             1.671                71,823
                                                               2004        1.295             1.525                17,001
                                                               2003        0.983             1.295                 9,106
                                                               2002        1.000             0.983                     -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.492             1.517               896,870
                                                               2004        1.328             1.492               512,682
                                                               2003        1.000             1.328                58,521

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.363             1.376             2,139,915
                                                               2004        1.237             1.363             1,226,122
                                                               2003        1.000             1.237               154,434

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.519             1.608             2,921,421
                                                               2004        1.252             1.519             1,430,939
                                                               2003        1.000             1.252               131,586

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.110             1.108             4,183,574
                                                               2004        1.042             1.110             2,075,669
                                                               2003        1.000             1.042               364,430

   Total Return Portfolio - Administrative Class (5/01)        2005        1.066             1.067            16,295,872
                                                               2004        1.039             1.066            11,030,522
                                                               2003        1.012             1.039             4,444,217
                                                               2002        1.000             1.012                     -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.420             1.557               503,884
                                                               2004        1.249             1.420               507,731
                                                               2003        0.994             1.249               378,045
                                                               2002        1.000             0.994                     -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.764             1.846             1,127,527
                                                               2004        1.429             1.764               802,610
                                                               2003        0.977             1.429               446,380
                                                               2002        1.000             0.977                     -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.382             1.406             3,274,732
                                                               2004        1.305             1.382             2,835,223
                                                               2003        0.960             1.305             1,303,133
                                                               2002        1.000             0.960                     -

   Investors Fund - Class I (1/01)                             2005        1.338             1.394             1,852,362
                                                               2004        1.240             1.338             1,547,557
                                                               2003        0.958             1.240               657,293
                                                               2002        1.000             0.958                     -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.589             1.630               758,509
                                                               2004        1.412             1.589               681,109
                                                               2003        0.970             1.412               195,339
                                                               2002        1.000             0.970                     -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.175             1.147              663,758
                                                               2004        1.163             1.175              499,442
                                                               2003        0.963             1.163              171,776
                                                               2002        1.000             0.963                    -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.268             1.318               64,976
                                                               2004        1.260             1.268               30,641
                                                               2003        0.960             1.260               15,353
                                                               2002        1.000             0.960                    -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.299             1.337           21,918,724
                                                               2004        1.245             1.299           14,950,399
                                                               2003        0.969             1.245            3,309,858
                                                               2002        1.000             0.969                    -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.199             1.222           19,350,145
                                                               2004        1.168             1.199           13,207,492
                                                               2003        0.979             1.168            2,672,484
                                                               2002        1.000             0.979                    -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.335             1.390            4,997,367
                                                               2004        1.238             1.335            2,387,094
                                                               2003        0.962             1.238              490,264
                                                               2002        1.000             0.962                    -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.266             1.282            3,120,861
                                                               2004        1.213             1.266            1,741,885
                                                               2003        0.961             1.213              576,357
                                                               2002        1.000             0.961                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.273             1.353              533,485
                                                               2004        1.222             1.273              433,213
                                                               2003        0.967             1.222              173,834
                                                               2002        1.000             0.967                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Equity Income Portfolio (10/00)                                2005        1.320             1.349            3,470,760
                                                               2004        1.229             1.320            2,356,302
                                                               2003        0.958             1.229              933,491
                                                               2002        1.000             0.958                    -

Large Cap Portfolio (6/00)                                     2005        1.227             1.304              761,388
                                                               2004        1.178             1.227              638,667
                                                               2003        0.966             1.178              246,621
                                                               2002        1.000             0.966                    -

Managed Allocation Series: Aggressive Portfolio (5/05)         2005        1.000             1.105                  474

Managed Allocation Series: Conservative Portfolio (7/05)       2005        1.007             1.017                    -

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.008             1.050              113,761

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000             1.083              238,769

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.000             1.028                8,861

Mercury Large Cap Core Portfolio (6/00)                        2005        1.306             1.431              360,257
                                                               2004        1.153             1.306              236,555
                                                               2003        0.973             1.153              123,529
                                                               2002        1.000             0.973                    -

MFS Emerging Growth Portfolio (2/00)                           2005        1.351             1.310                    -
                                                               2004        1.226             1.351              237,712
                                                               2003        0.971             1.226              131,311
                                                               2002        1.000             0.971                    -

MFS Mid Cap Growth Portfolio (3/02)                            2005        1.456             1.467              662,001
                                                               2004        1.305             1.456              183,666
                                                               2003        0.974             1.305              138,108
                                                               2002        1.000             0.974                    -

MFS Total Return Portfolio (7/00)                              2005        1.224             1.232           12,161,644
                                                               2004        1.123             1.224            8,449,630

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
MFS Total Return Portfolio  (continued)                        2003        0.986             1.123            3,040,252
                                                               2002        1.000             0.986                    -

MFS Value Portfolio (5/04)                                     2005        1.116             1.162              692,556
                                                               2004        1.000             1.116              152,817

Mondrian International Stock Portfolio (3/02)                  2005        1.425             1.526            1,407,512
                                                               2004        1.259             1.425              820,537
                                                               2003        1.001             1.259               85,856
                                                               2002        1.000             1.001                    -

Pioneer Fund Portfolio (5/03)                                  2005        1.315             1.363              524,811
                                                               2004        1.210             1.315              202,670
                                                               2003        1.000             1.210                4,367

Pioneer Mid Cap Value Portfolio (7/05)                         2005        1.036             1.036                    -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.089             1.104            3,120,622
                                                               2004        1.000             1.089              438,335

Strategic Equity Portfolio (6/00)                              2005        1.354             1.351              459,855
                                                               2004        1.256             1.354              421,151
                                                               2003        0.969             1.256              331,406
                                                               2002        1.000             0.969                    -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.026             1.111                8,175

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000             1.106                    -

Travelers Managed Income Portfolio (7/00)                      2005        1.081             1.072            5,358,347
                                                               2004        1.075             1.081            4,415,032
                                                               2003        1.014             1.075            1,389,623
                                                               2002        1.000             1.014                    -

Van Kampen Enterprise Portfolio (4/00)                         2005        1.205             1.270              242,757
                                                               2004        1.186             1.205              112,094
                                                               2003        0.966             1.186              157,881
                                                               2002        1.000             0.966                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.986             0.987            2,390,703
                                                               2004        0.997             0.986            1,892,813
                                                               2003        1.000             0.997               14,435

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.344             1.467           11,136,013
                                                               2004        1.250             1.344            8,924,780
                                                               2003        0.951             1.250            2,994,791
                                                               2002        1.000             0.951                    -

   Smith Barney High Income Portfolio (8/00)                   2005        1.356             1.361            5,049,829
                                                               2004        1.256             1.356            3,993,608
                                                               2003        1.007             1.256            1,647,756
                                                               2002        1.000             1.007                    -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.339             1.378            3,424,059
                                                               2004        1.365             1.339            3,125,256
                                                               2003        0.946             1.365            1,176,777
                                                               2002        1.000             0.946                    -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.338             1.417            1,933,083
                                                               2004        1.239             1.338            1,628,496
                                                               2003        0.977             1.239              733,971
                                                               2002        1.000             0.977                    -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.970             0.975            3,019,588
                                                               2004        0.984             0.970            2,251,784
                                                               2003        0.999             0.984              888,448
                                                               2002        1.000             0.999                    -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.250             1.319              148,862
                                                               2004        1.195             1.250              104,386
                                                               2003        0.959             1.195               55,188
                                                               2002        1.000             0.959                    -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.529             1.568              449,352
                                                               2004        1.353             1.529              361,221

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2003        0.974             1.353              162,355
                                                               2002        1.000             0.974                    -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.403             1.603            6,370,669
                                                               2004        1.244             1.403            3,260,531
                                                               2003        0.991             1.244            1,112,778
                                                               2002        1.000             0.991                    -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.625             1.875            4,190,757
                                                               2004        1.333             1.625            2,561,023
                                                               2003        0.986             1.333              731,326
                                                               2002        1.000             0.986                    -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Capital Appreciation Fund (3/02)                            2005        1.000             1.165                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.000             1.008                    -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.000             1.155                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.000             1.116                    -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.000             1.143                7,957

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.000             1.039                    -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.000             1.083                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.000             1.076                    -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.000             1.102                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000             1.029                8,420

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.000             1.051                    -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.000             1.079                8,302

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.000             1.207                    -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.000             1.071                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.000             1.061                   -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.000             1.013                   -

   Diversified Strategic Income Portfolio (7/00)               2005        1.000             0.994                   -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.000             1.025                   -

   Fundamental Value Portfolio (6/00)                          2005        1.000             1.038                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.000             1.103                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.000             1.028                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.000             1.023                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.000             1.073                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.000             0.989                   -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.000             0.998              13,117

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.000             1.095                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.000             1.053                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.000             1.033                   -

   Investors Fund - Class I (1/01)                             2005        1.000             1.045                   -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.000             1.074                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.000             0.978                    -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.000             1.042                    -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.000             1.042                    -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.000             1.028              142,365

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.000             1.052               97,903

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.000             1.017                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.000             1.079                    -

   Equity Income Portfolio (10/00)                             2005        1.000             1.028                    -

   Large Cap Portfolio (6/00)                                  2005        1.000             1.074                    -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000             1.105                    -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.006             1.016                    -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.007             1.050                    -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000             1.083                    -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000             1.027                    -

   Mercury Large Cap Core Portfolio (6/00)                     2005        1.000             1.089                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   MFS Emerging Growth Portfolio (2/00)                        2005        1.000             0.998                  -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        1.000             1.045                  -

   MFS Total Return Portfolio (7/00)                           2005        1.000             1.008                  -

   MFS Value Portfolio (5/04)                                  2005        1.000             1.034                  -

   Mondrian International Stock Portfolio (3/02)               2005        1.000             1.067                  -

   Pioneer Fund Portfolio (5/03)                               2005        1.000             1.043                  -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036             1.035                  -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.000             1.005                  -

   Strategic Equity Portfolio (6/00)                           2005        1.000             1.042                  -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026             1.110                  -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000             1.106                  -

   Travelers Managed Income Portfolio (7/00)                   2005        1.000             0.987                  -

   Van Kampen Enterprise Portfolio (4/00)                      2005        1.000             1.070                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        1.000             1.000                  -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.000             1.107                  -

   Smith Barney High Income Portfolio (8/00)                   2005        1.000             0.996                  -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.000             1.054                  -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.000             1.068                  -

   Smith Barney Money Market Portfolio (2/00)                  2005        1.000             1.005                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.000             1.073                  -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.000             1.074                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.000             1.132                  -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.000             1.138                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Capital Appreciation Fund (3/02)                            2005        1.335             1.541               68,905
                                                               2004        1.143             1.335                    -
                                                               2003        1.000             1.143                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.215             1.242              111,636
                                                               2004        1.119             1.215                    -
                                                               2003        1.000             1.119                    -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.155             1.296               26,995
                                                               2004        1.092             1.155                    -
                                                               2003        1.000             1.092                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.315             1.465            1,016,509
                                                               2004        1.186             1.315               12,546
                                                               2003        1.000             1.186                    -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.261             1.432            3,527,301
                                                               2004        1.148             1.261              176,039
                                                               2003        1.000             1.148                    -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.235             1.277            3,353,279
                                                               2004        1.145             1.235              116,974
                                                               2003        1.000             1.145                    -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.465             1.534              178,945
                                                               2004        1.142             1.465                    -
                                                               2003        1.000             1.142                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.197             1.289              105,878
                                                               2004        1.073             1.197                2,361
                                                               2003        1.000             1.073                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.195             1.286              364,009
                                                               2004        1.066             1.195                4,323
                                                               2003        1.000             1.066                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000             1.029            1,574,335

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.297             1.328               35,814
                                                               2004        1.191             1.297                7,965
                                                               2003        1.000             1.191                    -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.228             1.326            1,018,600
                                                               2004        1.116             1.228                8,874
                                                               2003        1.000             1.116                    -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.537             1.913              605,698
                                                               2004        1.261             1.537                    -
                                                               2003        1.000             1.261                    -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.359             1.463              831,353
                                                               2004        1.174             1.359                    -
                                                               2003        1.000             1.174                    -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.315             1.398              740,845
                                                               2004        1.160             1.315               13,918
                                                               2003        1.000             1.160                    -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.188             1.211              713,566
                                                               2004        1.118             1.188               76,543
                                                               2003        1.000             1.118                    -

   Diversified Strategic Income Portfolio (7/00)               2005        1.101             1.103               64,928
                                                               2004        1.056             1.101               19,932
                                                               2003        1.000             1.056                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Equity Index Portfolio - Class II Shares (6/00)             2005        1.215             1.237               779,368
                                                               2004        1.129             1.215                76,132
                                                               2003        1.000             1.129                     -

   Fundamental Value Portfolio (6/00)                          2005        1.234             1.263               585,496
                                                               2004        1.167             1.234                44,212
                                                               2003        1.000             1.167                     -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.342             1.469                13,248
                                                               2004        1.140             1.342                     -
                                                               2003        1.000             1.140                     -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.315             1.336               212,912
                                                               2004        1.172             1.315                     -
                                                               2003        1.000             1.172                     -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.253             1.264               394,021
                                                               2004        1.139             1.253                23,251
                                                               2003        1.000             1.139                     -

   Mid-Cap Value Portfolio (5/03)                              2005        1.399             1.479               780,376
                                                               2004        1.155             1.399                29,210
                                                               2003        1.000             1.155                     -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.111             1.108               971,586
                                                               2004        1.045             1.111                87,192
                                                               2003        1.000             1.045                     -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.048             1.049             2,187,620
                                                               2004        1.023             1.048                92,831
                                                               2003        1.000             1.023                     -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.338             1.467                     -
                                                               2004        1.179             1.338                     -
                                                               2003        1.000             1.179                     -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.523           1.592                 237,163
                                                               2004        1.235           1.523                       -
                                                               2003        1.000           1.235                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.236           1.257                       -
                                                               2004        1.169           1.236                       -
                                                               2003        1.000           1.169                       -

   Investors Fund - Class I (1/01)                             2005        1.235           1.285                  45,577
                                                               2004        1.146           1.235                       -
                                                               2003        1.000           1.146                       -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.389           1.423                  24,636
                                                               2004        1.235           1.389                   4,834
                                                               2003        1.000           1.235                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.111           1.083                  59,581
                                                               2004        1.100           1.111                       -
                                                               2003        1.000           1.100                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.156           1.200                       -
                                                               2004        1.150           1.156                       -
                                                               2003        1.000           1.150                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.174           1.208               2,300,292
                                                               2004        1.128           1.174                  33,414
                                                               2003        1.000           1.128                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.116           1.136               4,734,449
                                                               2004        1.088           1.116                 405,533
                                                               2003        1.000           1.088                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.226           1.276               1,206,797
                                                               2004        1.139           1.226                  15,706
                                                               2003        1.000           1.139                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.169           1.182                 536,248
                                                               2004        1.121           1.169                  26,484
                                                               2003        1.000           1.121                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.181           1.255                  49,939
                                                               2004        1.135           1.181                   9,847
                                                               2003        1.000           1.135                       -

   Equity Income Portfolio (10/00)                             2005        1.214           1.239                 623,080
                                                               2004        1.131           1.214                  38,632
                                                               2003        1.000           1.131                       -

   Large Cap Portfolio (6/00)                                  2005        1.168           1.240                  60,974
                                                               2004        1.122           1.168                       -
                                                               2003        1.000           1.122                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.104                 295,809

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.006           1.016                  31,450

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.007           1.050                 292,696

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.083                 132,397

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.027                       -

   Mercury Large Cap Core Portfolio (6/00)                     2005        1.232           1.349                  10,886
                                                               2004        1.088           1.232                   6,671
                                                               2003        1.000           1.088                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
   MFS Emerging Growth Portfolio (2/00)                        2005        1.216           1.178                       -
                                                               2004        1.104           1.216                       -
                                                               2003        1.000           1.104                       -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        1.260           1.269                  38,726
                                                               2004        1.131           1.260                       -
                                                               2003        1.000           1.131                       -

   MFS Total Return Portfolio (7/00)                           2005        1.173           1.180               1,039,277
                                                               2004        1.077           1.173                  63,089
                                                               2003        1.000           1.077                       -

   MFS Value Portfolio (5/04)                                  2005        1.115           1.160                 365,164
                                                               2004        1.000           1.115                       -

   Mondrian International Stock Portfolio (3/02)               2005        1.308           1.400                 248,371
                                                               2004        1.157           1.308                   2,184
                                                               2003        1.000           1.157                       -

   Pioneer Fund Portfolio (5/03)                               2005        1.222           1.265                 121,433
                                                               2004        1.126           1.222                       -
                                                               2003        1.000           1.126                       -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.035                   3,792

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.089           1.102                 897,033
                                                               2004        1.000           1.089                   8,613

   Strategic Equity Portfolio (6/00)                           2005        1.201           1.197                  26,075
                                                               2004        1.115           1.201                       -
                                                               2003        1.000           1.115                       -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026           1.110                  18,294

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.106                  23,495

   Travelers Managed Income Portfolio (7/00)                   2005        1.033           1.023                 746,775
                                                               2004        1.028           1.033                  53,765
                                                               2003        1.000           1.028                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
   Van Kampen Enterprise Portfolio (4/00)                      2005        1.144           1.205                   8,031
                                                               2004        1.127           1.144                       -
                                                               2003        1.000           1.127                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.985           0.985                 488,307
                                                               2004        0.997           0.985                 103,512
                                                               2003        1.000           0.997                       -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.219           1.329                 999,469
                                                               2004        1.135           1.219                 115,318
                                                               2003        1.000           1.135                       -

   Smith Barney High Income Portfolio (8/00)                   2005        1.187           1.190                 843,903
                                                               2004        1.100           1.187                  71,552
                                                               2003        1.000           1.100                       -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.144           1.176                 409,917
                                                               2004        1.167           1.144                       -
                                                               2003        1.000           1.167                       -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.248           1.321                 621,784
                                                               2004        1.157           1.248                 250,879
                                                               2003        1.000           1.157                       -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.978           0.983                  42,742
                                                               2004        0.993           0.978                 131,110
                                                               2003        1.000           0.993                       -
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.165           1.228                   3,556
                                                               2004        1.114           1.165                       -
                                                               2003        1.000           1.114                       -
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.393           1.427                  93,979
                                                               2004        1.233           1.393                       -
                                                               2003        1.000           1.233                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.284           1.466               1,643,270
                                                               2004        1.140           1.284                       -
                                                               2003        1.000           1.140                       -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.457           1.680                 916,237
                                                               2004        1.197           1.457                   7,282
                                                               2003        1.000           1.197                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
   Capital Appreciation Fund (3/02)                            2005        1.334           1.540                       -
                                                               2004        1.143           1.334                       -
                                                               2003        1.000           1.143                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.215           1.240                       -
                                                               2004        1.119           1.215                       -
                                                               2003        1.000           1.119                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.155           1.295                   9,401
                                                               2004        1.092           1.155                   9,401
                                                               2003        1.000           1.092                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.314           1.464                  32,381
                                                               2004        1.186           1.314                  13,351
                                                               2003        1.000           1.186                       -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.260           1.430                 124,523
                                                               2004        1.148           1.260                  90,549
                                                               2003        1.000           1.148                       -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.234           1.275                 230,747
                                                               2004        1.145           1.234                 147,383
                                                               2003        1.000           1.145                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.464           1.532                       -
                                                               2004        1.142           1.464                       -
                                                               2003        1.000           1.142                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.197           1.287                   3,359
                                                               2004        1.073           1.197                   3,366
                                                               2003        1.000           1.073                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.195           1.284                       -
                                                               2004        1.066           1.195                       -
                                                               2003        1.000           1.066                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.028                       -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.296           1.326                   8,333
                                                               2004        1.191           1.296                   8,333
                                                               2003        1.000           1.191                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.227           1.325                       -
                                                               2004        1.116           1.227                       -
                                                               2003        1.000           1.116                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.536           1.911                       -
                                                               2004        1.261           1.536                       -
                                                               2003        1.000           1.261                       -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.359           1.461                  35,488
                                                               2004        1.174           1.359                  31,246
                                                               2003        1.000           1.174                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.314           1.396                       -
                                                               2004        1.160           1.314                       -
                                                               2003        1.000           1.160                       -
Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.188           1.209                       -
                                                               2004        1.118           1.188                       -
                                                               2003        1.000           1.118                       -
   Diversified Strategic Income Portfolio (7/00)               2005        1.100           1.102                       -
                                                               2004        1.056           1.100                       -
                                                               2003        1.000           1.056                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
   Equity Index Portfolio - Class II Shares (6/00)             2005        1.214           1.236                  39,357
                                                               2004        1.128           1.214                  39,382
                                                               2003        1.000           1.128                       -

   Fundamental Value Portfolio (6/00)                          2005        1.233           1.262                  24,495
                                                               2004        1.167           1.233                  24,497
                                                               2003        1.000           1.167                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.341           1.467                       -
                                                               2004        1.140           1.341                       -
                                                               2003        1.000           1.140                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.314           1.334                       -
                                                               2004        1.172           1.314                       -
                                                               2003        1.000           1.172                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.253           1.263                  52,007
                                                               2004        1.139           1.253                  52,007
                                                               2003        1.000           1.139                       -
   Mid-Cap Value Portfolio (5/03)                              2005        1.398           1.477                  24,317
                                                               2004        1.154           1.398                  24,317
                                                               2003        1.000           1.154                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.111           1.107                  63,130
                                                               2004        1.044           1.111                  91,442
                                                               2003        1.000           1.044                       -
   Total Return Portfolio - Administrative Class (5/01)        2005        1.048           1.048                  50,113
                                                               2004        1.023           1.048                  52,357
                                                               2003        1.000           1.023                       -
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.337           1.465                       -
                                                               2004        1.179           1.337                       -
                                                               2003        1.000           1.179                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.521           1.590                       -
                                                               2004        1.235           1.521                       -
                                                               2003        1.000           1.235                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.236           1.255                       -
                                                               2004        1.168           1.236                       -
                                                               2003        1.000           1.168                       -

   Investors Fund - Class I (1/01)                             2005        1.234           1.284                  16,271
                                                               2004        1.146           1.234                  16,271
                                                               2003        1.000           1.146                       -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.388           1.421                       -
                                                               2004        1.235           1.388                       -
                                                               2003        1.000           1.235                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.110           1.082                  19,945
                                                               2004        1.100           1.110                   8,038
                                                               2003        1.000           1.100                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.155           1.199                       -
                                                               2004        1.150           1.155                       -
                                                               2003        1.000           1.150                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.174           1.206                 201,777
                                                               2004        1.127           1.174                 189,237
                                                               2003        1.000           1.127                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.115           1.135                 144,956
                                                               2004        1.088           1.115                  72,324
                                                               2003        1.000           1.088                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.226           1.275                  28,156
                                                               2004        1.139           1.226                  28,156
                                                               2003        1.000           1.139                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.168           1.181                  74,225
                                                               2004        1.121           1.168                  76,081
                                                               2003        1.000           1.121                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.180           1.253                       -
                                                               2004        1.135           1.180                       -
                                                               2003        1.000           1.135                       -

   Equity Income Portfolio (10/00)                             2005        1.213           1.238                   3,810
                                                               2004        1.131           1.213                   3,818
                                                               2003        1.000           1.131                       -

   Large Cap Portfolio (6/00)                                  2005        1.167           1.238                       -
                                                               2004        1.122           1.167                       -
                                                               2003        1.000           1.122                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.104                       -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.006           1.016                       -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.007           1.049                       -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.082                       -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.027                       -

   Mercury Large Cap Core Portfolio (6/00)                     2005        1.231           1.347                       -
                                                               2004        1.088           1.231                       -
                                                               2003        1.000           1.088                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
   MFS Emerging Growth Portfolio (2/00)                        2005        1.215           1.177                       -
                                                               2004        1.104           1.215                       -
                                                               2003        1.000           1.104                       -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        1.259           1.267                       -
                                                               2004        1.130           1.259                       -
                                                               2003        1.000           1.130                       -

   MFS Total Return Portfolio (7/00)                           2005        1.172           1.178                 246,576
                                                               2004        1.077           1.172                 231,817
                                                               2003        1.000           1.077                       -

   MFS Value Portfolio (5/04)                                  2005        1.115           1.159                       -
                                                               2004        1.000           1.115                       -

   Mondrian International Stock Portfolio (3/02)               2005        1.308           1.398                 158,688
                                                               2004        1.157           1.308                  33,663
                                                               2003        1.000           1.157                       -

   Pioneer Fund Portfolio (5/03)                               2005        1.221           1.264                       -
                                                               2004        1.126           1.221                       -
                                                               2003        1.000           1.126                       -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.035           1.035                       -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.088           1.102                  72,342
                                                               2004        1.000           1.088                  76,457

   Strategic Equity Portfolio (6/00)                           2005        1.200           1.196                   9,423
                                                               2004        1.115           1.200                   9,423
                                                               2003        1.000           1.115                       -
   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026           1.110                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.105                       -

   Travelers Managed Income Portfolio (7/00)                   2005        1.032           1.021                       -
                                                               2004        1.028           1.032                       -
                                                               2003        1.000           1.028                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
   Van Kampen Enterprise Portfolio (4/00)                      2005        1.143           1.203                       -
                                                               2004        1.127           1.143                       -
                                                               2003        1.000           1.127                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.984           0.983                       -
                                                               2004        0.996           0.984                       -
                                                               2003        1.000           0.996                       -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.218           1.327                  26,491
                                                               2004        1.134           1.218                   9,044
                                                               2003        1.000           1.134                       -

   Smith Barney High Income Portfolio (8/00)                   2005        1.186           1.188                  17,398
                                                               2004        1.100           1.186                  17,398
                                                               2003        1.000           1.100                       -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.144           1.175                  47,540
                                                               2004        1.167           1.144                  47,540
                                                               2003        1.000           1.167                       -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.247           1.319                       -
                                                               2004        1.157           1.247                       -
                                                               2003        1.000           1.157                       -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.978           0.981                  13,119
                                                               2004        0.993           0.978                       -
                                                               2003        1.000           0.993                       -
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.164           1.227                       -
                                                               2004        1.114           1.164                       -
                                                               2003        1.000           1.114                       -
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.392           1.425                       -
                                                               2004        1.233           1.392                       -
                                                               2003        1.000           1.233                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.283           1.464                   3,164
                                                               2004        1.139           1.283                       -
                                                               2003        1.000           1.139                       -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.456           1.678                   8,322
                                                               2004        1.196           1.456                   8,322
                                                               2003        1.000           1.196                       -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
   Capital Appreciation Fund (3/02)                            2005        1.377           1.588                       -
                                                               2004        1.180           1.377                       -
                                                               2003        0.968           1.180                       -
                                                               2002        1.000           0.968                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.344           1.372                   3,686
                                                               2004        1.238           1.344                   3,990
                                                               2003        0.960           1.238                       -
                                                               2002        1.000           0.960                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.206           1.352                       -
                                                               2004        1.141           1.206                       -
                                                               2003        0.947           1.141                       -
                                                               2002        1.000           0.947                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.439           1.602                 138,235
                                                               2004        1.299           1.439                 117,326
                                                               2003        0.984           1.299                  27,500
                                                               2002        1.000           0.984                       -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.408           1.596                 400,790
                                                               2004        1.282           1.408                 310,557
                                                               2003        0.960           1.282                  18,290
                                                               2002        1.000           0.960                       -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.352           1.396                 698,656
                                                               2004        1.255           1.352                 519,464
                                                               2003        0.971           1.255                  98,877
                                                               2002        1.000           0.971                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.685           1.763                  16,074
                                                               2004        1.314           1.685                  15,026

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
   Delaware VIP REIT Series - Standard Class  (continued)      2003        1.005           1.314                       -
                                                               2002        1.000           1.005                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.196           1.286                 121,502
                                                               2004        1.073           1.196                  81,602
                                                               2003        1.000           1.073                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.194           1.283                  50,696
                                                               2004        1.066           1.194                  23,600
                                                               2003        1.000           1.066                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.028                       -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.411           1.443                  53,779
                                                               2004        1.297           1.411                  76,355
                                                               2003        0.968           1.297                   4,318
                                                               2002        1.000           0.968                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.334           1.440                 109,818
                                                               2004        1.214           1.334                  66,367
                                                               2003        0.994           1.214                       -
                                                               2002        1.000           0.994                       -
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.750           2.176                  77,549
                                                               2004        1.438           1.750                  48,873
                                                               2003        1.000           1.438                   3,951

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.475           1.586                 319,848
                                                               2004        1.275           1.475                 261,521
                                                               2003        0.988           1.275                  22,009
                                                               2002        1.000           0.988                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.425           1.514                  34,123
                                                               2004        1.259           1.425                  18,185
                                                               2003        0.976           1.259                       -
                                                               2002        1.000           0.976                       -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.260           1.283                 206,001
                                                               2004        1.187           1.260                 169,184
                                                               2003        0.977           1.187                   4,463
                                                               2002        1.000           0.977                       -

   Diversified Strategic Income Portfolio (7/00)               2005        1.147           1.148                  48,239
                                                               2004        1.101           1.147                  21,561
                                                               2003        1.010           1.101                       -
                                                               2002        1.000           1.010                       -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.296           1.319                  57,517
                                                               2004        1.205           1.296                  56,683
                                                               2003        0.967           1.205                   4,400
                                                               2002        1.000           0.967                       -

   Fundamental Value Portfolio (6/00)                          2005        1.379           1.410                 222,410
                                                               2004        1.306           1.379                 246,905
                                                               2003        0.965           1.306                       -
                                                               2002        1.000           0.965                       -
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.519           1.661                  12,120
                                                               2004        1.292           1.519                   5,260
                                                               2003        0.983           1.292                       -
                                                               2002        1.000           0.983                       -
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.487           1.509                 117,932
                                                               2004        1.326           1.487                 115,028
                                                               2003        1.000           1.326                  16,913
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.358           1.369                  72,341
                                                               2004        1.236           1.358                  45,415
                                                               2003        1.000           1.236                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.514           1.599                 143,324
                                                               2004        1.251           1.514                  85,876
                                                               2003        1.000           1.251                  33,139

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.106           1.102                  90,023
                                                               2004        1.041           1.106                  76,552
                                                               2003        1.000           1.041                   4,873

   Total Return Portfolio - Administrative Class (5/01)        2005        1.061           1.061                 438,654
                                                               2004        1.037           1.061                 341,573
                                                               2003        1.012           1.037                  37,287
                                                               2002        1.000           1.012                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.414           1.548                       -
                                                               2004        1.247           1.414                       -
                                                               2003        0.994           1.247                       -
                                                               2002        1.000           0.994                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.756           1.835                       -
                                                               2004        1.426           1.756                       -
                                                               2003        0.977           1.426                       -
                                                               2002        1.000           0.977                       -
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.376           1.397                  44,222
                                                               2004        1.302           1.376                  56,429
                                                               2003        0.960           1.302                       -
                                                               2002        1.000           0.960                       -

   Investors Fund - Class I (1/01)                             2005        1.333           1.386                  19,317
                                                               2004        1.238           1.333                  14,772
                                                               2003        0.958           1.238                       -
                                                               2002        1.000           0.958                       -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.583           1.620                   5,170
                                                               2004        1.409           1.583                  10,091
                                                               2003        0.969           1.409                       -
                                                               2002        1.000           0.969                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.170           1.140                  19,018
                                                               2004        1.160           1.170                  29,127
                                                               2003        0.963           1.160                       -
                                                               2002        1.000           0.963                       -
   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.262           1.310                       -
                                                               2004        1.258           1.262                       -
                                                               2003        0.960           1.258                       -
                                                               2002        1.000           0.960                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.293           1.328                 798,683
                                                               2004        1.243           1.293                 766,304
                                                               2003        0.969           1.243                 177,618
                                                               2002        1.000           0.969                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.194           1.215                 685,244
                                                               2004        1.165           1.194                 335,517
                                                               2003        0.979           1.165                  22,380
                                                               2002        1.000           0.979                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.329           1.382                 189,170
                                                               2004        1.235           1.329                 153,504
                                                               2003        0.962           1.235                       -
                                                               2002        1.000           0.962                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.261           1.274                  29,628
                                                               2004        1.210           1.261                  25,430
                                                               2003        0.961           1.210                       -
                                                               2002        1.000           0.961                       -
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.268           1.345                  11,612
                                                               2004        1.220           1.268                       -
                                                               2003        0.967           1.220                       -
                                                               2002        1.000           0.967                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
   Equity Income Portfolio (10/00)                             2005        1.315           1.341                  66,824
                                                               2004        1.226           1.315                  50,384
                                                               2003        0.958           1.226                   4,325
                                                               2002        1.000           0.958                       -

   Large Cap Portfolio (6/00)                                  2005        1.222           1.296                       -
                                                               2004        1.176           1.222                       -
                                                               2003        0.966           1.176                       -
                                                               2002        1.000           0.966                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.104                       -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.006           1.015                       -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.007           1.049                       -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.082                       -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.027                       -

   Mercury Large Cap Core Portfolio (6/00)                     2005        1.301           1.422                   3,795
                                                               2004        1.150           1.301                   3,795
                                                               2003        0.973           1.150                       -
                                                               2002        1.000           0.973                       -

   MFS Emerging Growth Portfolio (2/00)                        2005        1.346           1.304                       -
                                                               2004        1.223           1.346                  38,397
                                                               2003        0.971           1.223                       -
                                                               2002        1.000           0.971                       -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        1.450           1.458                  58,156
                                                               2004        1.302           1.450                  11,068
                                                               2003        0.974           1.302                       -
                                                               2002        1.000           0.974                       -

   MFS Total Return Portfolio (7/00)                           2005        1.219           1.225                 446,074
                                                               2004        1.121           1.219                 351,659

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
   MFS Total Return Portfolio  (continued)                     2003        0.986           1.121                   4,696
                                                               2002        1.000           0.986                       -

   MFS Value Portfolio (5/04)                                  2005        1.114           1.158                  23,589
                                                               2004        1.000           1.114                   5,161

   Mondrian International Stock Portfolio (3/02)               2005        1.419           1.516                  70,701
                                                               2004        1.256           1.419                  51,990
                                                               2003        1.001           1.256                   4,334
                                                               2002        1.000           1.001                       -

   Pioneer Fund Portfolio (5/03)                               2005        1.310           1.355                  49,236
                                                               2004        1.208           1.310                  50,441
                                                               2003        1.000           1.208                       -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.035           1.034                       -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.088           1.101                  78,141
                                                               2004        1.000           1.088                  67,513

   Strategic Equity Portfolio (6/00)                           2005        1.348           1.343                       -
                                                               2004        1.254           1.348                       -
                                                               2003        0.969           1.254                       -
                                                               2002        1.000           0.969                       -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026           1.109                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.105                       -

   Travelers Managed Income Portfolio (7/00)                   2005        1.077           1.065                  62,950
                                                               2004        1.073           1.077                  48,751
                                                               2003        1.014           1.073                       -
                                                               2002        1.000           1.014                       -

   Van Kampen Enterprise Portfolio (4/00)                      2005        1.200           1.263                       -
                                                               2004        1.184           1.200                       -
                                                               2003        0.966           1.184                       -
                                                               2002        1.000           0.966                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
Travelers Series Fund Inc.

   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.983           0.982                  71,556
                                                               2004        0.996           0.983                  27,260
                                                               2003        1.000           0.996                       -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.339           1.459                 193,981
                                                               2004        1.248           1.339                 199,978
                                                               2003        0.951           1.248                       -
                                                               2002        1.000           0.951                       -

   Smith Barney High Income Portfolio (8/00)                   2005        1.351           1.352                  28,027
                                                               2004        1.253           1.351                  24,080
                                                               2003        1.007           1.253                  18,529
                                                               2002        1.000           1.007                       -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.334           1.370                  48,819
                                                               2004        1.362           1.334                 147,968
                                                               2003        0.946           1.362                       -
                                                               2002        1.000           0.946                       -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.332           1.408                  76,617
                                                               2004        1.236           1.332                 178,711
                                                               2003        0.976           1.236                       -
                                                               2002        1.000           0.976                       -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.966           0.969                  92,177
                                                               2004        0.982           0.966                 138,012
                                                               2003        0.999           0.982                       -
                                                               2002        1.000           0.999                       -
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.245           1.311                       -
                                                               2004        1.192           1.245                       -
                                                               2003        0.959           1.192                       -
                                                               2002        1.000           0.959                       -
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.523           1.559                   2,820
                                                               2004        1.350           1.523                   2,820

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
   Smith Barney Small Cap Growth Opportunities Portfolio

   (continued)                                                 2003        0.974           1.350                       -
                                                               2002        1.000           0.974                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.397           1.594                  88,318
                                                               2004        1.242           1.397                  82,528
                                                               2003        0.991           1.242                       -
                                                               2002        1.000           0.991                       -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.618           1.864                  87,770
                                                               2004        1.330           1.618                  55,163
                                                               2003        0.986           1.330                       -
                                                               2002        1.000           0.986                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
   Capital Appreciation Fund (3/02)                            2005        1.168           1.347                       -
                                                               2004        1.000           1.168                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.080           1.102                   2,694
                                                               2004        1.000           1.080                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.057           1.184                       -
                                                               2004        1.000           1.057                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.112           1.238                  51,256
                                                               2004        1.000           1.112                       -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.085           1.230                  20,229
                                                               2004        1.000           1.085                       -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.064           1.098                  50,811
                                                               2004        1.000           1.064                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.287           1.345                       -
                                                               2004        1.000           1.287                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.116           1.199                       -
                                                               2004        1.000           1.116                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.118           1.201                  14,061
                                                               2004        1.000           1.118                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.028                  78,539

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.084           1.108                       -
                                                               2004        1.000           1.084                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.099           1.185                   5,901
                                                               2004        1.000           1.099                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.260           1.567                   1,955
                                                               2004        1.000           1.260                       -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.155           1.241                  40,479
                                                               2004        1.000           1.155                   6,678

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.119           1.188                   5,883
                                                               2004        1.000           1.119                       -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.056           1.074                   2,757
                                                               2004        1.000           1.056                       -

   Diversified Strategic Income Portfolio (7/00)               2005        1.069           1.070                       -
                                                               2004        1.000           1.069                       -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.069           1.087                       -
                                                               2004        1.000           1.069                       -

   Fundamental Value Portfolio (6/00)                          2005        1.057           1.080                       -
                                                               2004        1.000           1.057                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.129           1.234                       -
                                                               2004        1.000           1.129                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.125           1.141                       -
                                                               2004        1.000           1.125                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.099           1.106                  30,282
                                                               2004        1.000           1.099                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.160           1.224                  30,129
                                                               2004        1.000           1.160                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.067           1.062                   2,849
                                                               2004        1.000           1.067                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.043           1.043                   2,902
                                                               2004        1.000           1.043                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.158           1.267                       -
                                                               2004        1.000           1.158                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.192           1.244                       -
                                                               2004        1.000           1.192                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.056           1.072                       -
                                                               2004        1.000           1.056                       -

   Investors Fund - Class I (1/01)                             2005        1.079           1.121                       -
                                                               2004        1.000           1.079                       -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.165           1.192                       -
                                                               2004        1.000           1.165                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.015           0.988                       -
                                                               2004        1.000           1.015                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.025           1.063                       -
                                                               2004        1.000           1.025                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.038           1.065                 316,533
                                                               2004        1.000           1.038                  52,148

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.030           1.048                       -
                                                               2004        1.000           1.030                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.066           1.107                       -
                                                               2004        1.000           1.066                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.032           1.042                       -
                                                               2004        1.000           1.032                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.054           1.118                  27,665
                                                               2004        1.000           1.054                       -

   Equity Income Portfolio (10/00)                             2005        1.101           1.122                       -
                                                               2004        1.000           1.101                       -

   Large Cap Portfolio (6/00)                                  2005        1.048           1.111                   3,154
                                                               2004        1.000           1.048                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.103                       -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.006           1.015                       -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.007           1.049                  38,334

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.081                       -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.026                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
   Mercury Large Cap Core Portfolio (6/00)                     2005        1.123           1.227                       -
                                                               2004        1.000           1.123                       -

   MFS Emerging Growth Portfolio (2/00)                        2005        1.081           1.047                       -
                                                               2004        1.000           1.081                       -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        1.073           1.078                       -
                                                               2004        1.000           1.073                       -

   MFS Total Return Portfolio (7/00)                           2005        1.095           1.099                   3,113
                                                               2004        1.000           1.095                       -

   MFS Value Portfolio (5/04)                                  2005        1.125           1.169                  73,594
                                                               2004        1.000           1.125                       -

   Mondrian International Stock Portfolio (3/02)               2005        1.144           1.222                       -
                                                               2004        1.000           1.144                       -

   Pioneer Fund Portfolio (5/03)                               2005        1.092           1.129                       -
                                                               2004        1.000           1.092                       -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.035           1.034                   1,448

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.103           1.115                  14,747
                                                               2004        1.000           1.103                       -

   Strategic Equity Portfolio (6/00)                           2005        1.097           1.092                   9,511
                                                               2004        1.000           1.097                       -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026           1.109                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.105                   3,127

   Travelers Managed Income Portfolio (7/00)                   2005        1.028           1.016                  48,093
                                                               2004        1.000           1.028                   7,480

   Van Kampen Enterprise Portfolio (4/00)                      2005        1.036           1.089                       -
                                                               2004        1.000           1.036                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           0.995                  49,181
                                                               2004        1.000           0.997                   7,699

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.065           1.160                   5,121
                                                               2004        1.000           1.065                       -

   Smith Barney High Income Portfolio (8/00)                   2005        1.084           1.085                       -
                                                               2004        1.000           1.084                       -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        0.989           1.015                       -
                                                               2004        1.000           0.989                       -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.094           1.155                       -
                                                               2004        1.000           1.094                       -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.993           0.995                       -
                                                               2004        1.000           0.993                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.058           1.114                       -
                                                               2004        1.000           1.058                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.168           1.195                       -
                                                               2004        1.000           1.168                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.107           1.261                       -
                                                               2004        1.000           1.107                       -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.226           1.411                   2,517
                                                               2004        1.000           1.226                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.55%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
   Capital Appreciation Fund (3/02)                            2005        1.168           1.346                       -
                                                               2004        1.000           1.168                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.080           1.101                       -
                                                               2004        1.000           1.080                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.057           1.184                       -
                                                               2004        1.000           1.057                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.112           1.237                  13,476
                                                               2004        1.000           1.112                       -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.085           1.229                 299,256
                                                               2004        1.000           1.085                  33,273

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.064           1.097                 325,048
                                                               2004        1.000           1.064                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.286           1.344                  13,433
                                                               2004        1.000           1.286                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.116           1.198                   1,287
                                                               2004        1.000           1.116                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.118           1.200                  89,941
                                                               2004        1.000           1.118                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.027                   5,741

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      --------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.084           1.107                  19,784
                                                               2004        1.000           1.084                   9,872

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.099           1.184                  50,654
                                                               2004        1.000           1.099                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.260           1.566                       -
                                                               2004        1.000           1.260                       -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.155           1.240                  30,423
                                                               2004        1.000           1.155                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.118           1.187                  83,827
                                                               2004        1.000           1.118                       -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.055           1.073                  49,206
                                                               2004        1.000           1.055                  33,887

   Diversified Strategic Income Portfolio (7/00)               2005        1.069           1.069                       -
                                                               2004        1.000           1.069                       -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.069           1.086                       -
                                                               2004        1.000           1.069                       -

   Fundamental Value Portfolio (6/00)                          2005        1.057           1.079                     728
                                                               2004        1.000           1.057                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.129           1.233                       -
                                                               2004        1.000           1.129                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.125           1.140                   3,786
                                                               2004        1.000           1.125                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.098           1.106              21,268
                                                               2004        1.000           1.098                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.159           1.223              84,335
                                                               2004        1.000           1.159                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.066           1.061             234,345
                                                               2004        1.000           1.066                   -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.043           1.042             357,636
                                                               2004        1.000           1.043              56,684

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.158           1.266                   -
                                                               2004        1.000           1.158                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.192           1.243               2,876
                                                               2004        1.000           1.192                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.056           1.071                   -
                                                               2004        1.000           1.056                   -

   Investors Fund - Class I (1/01)                             2005        1.078           1.120              15,002
                                                               2004        1.000           1.078                   -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.165           1.191                   -
                                                               2004        1.000           1.165                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.015           0.987                   -
                                                               2004        1.000           1.015                   -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.025           1.062                   -
                                                               2004        1.000           1.025                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.038           1.065             376,920
                                                               2004        1.000           1.038              26,690

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.030           1.047              52,916
                                                               2004        1.000           1.030                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.065           1.107             406,369
                                                               2004        1.000           1.065             103,866

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.032           1.041              20,662
                                                               2004        1.000           1.032              10,329

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.053           1.117                   -
                                                               2004        1.000           1.053                   -

   Equity Income Portfolio (10/00)                             2005        1.101           1.121              18,454
                                                               2004        1.000           1.101                   -

   Large Cap Portfolio (6/00)                                  2005        1.047           1.110                   -
                                                               2004        1.000           1.047                   -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.103                   -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.006           1.015                   -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.007           1.049                   -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.081                   -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.026                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------          ----    -------------   -------------     ---------------
Mercury Large Cap Core Portfolio (6/00)                        2005        1.123           1.227                   -
                                                               2004        1.000           1.123                   -

MFS Emerging Growth Portfolio (2/00)                           2005        1.080           1.047                   -
                                                               2004        1.000           1.080                   -

MFS Mid Cap Growth Portfolio (3/02)                            2005        1.072           1.077                   -
                                                               2004        1.000           1.072                   -

MFS Total Return Portfolio (7/00)                              2005        1.095           1.099             186,486
                                                               2004        1.000           1.095                   -

MFS Value Portfolio (5/04)                                     2005        1.125           1.168              27,601
                                                               2004        1.000           1.125                   -

Mondrian International Stock Portfolio (3/02)                  2005        1.144           1.221                   -
                                                               2004        1.000           1.144                   -

Pioneer Fund Portfolio (5/03)                                  2005        1.092           1.128                   -
                                                               2004        1.000           1.092                   -

Pioneer Mid Cap Value Portfolio (7/05)                         2005        1.035           1.034                   -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.103           1.114             159,981
                                                               2004        1.000           1.103                   -

Strategic Equity Portfolio (6/00)                              2005        1.097           1.091               2,635
                                                               2004        1.000           1.097                   -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.026           1.109                   -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000           1.104                 728

Travelers Managed Income Portfolio (7/00)                      2005        1.028           1.016               4,104
                                                               2004        1.000           1.028                   -

Van Kampen Enterprise Portfolio (4/00)                         2005        1.035           1.088                   -
                                                               2004        1.000           1.035                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           0.995                731
                                                               2004        1.000           0.997                  -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.065           1.159              9,552
                                                               2004        1.000           1.065                  -

   Smith Barney High Income Portfolio (8/00)                   2005        1.083           1.084             12,550
                                                               2004        1.000           1.083                  -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        0.989           1.014             12,501
                                                               2004        1.000           0.989                  -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.093           1.154             19,256
                                                               2004        1.000           1.093              9,888

   Smith Barney Money Market Portfolio (2/00)                  2005        0.992           0.995                734
                                                               2004        1.000           0.992                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.058           1.113                  -
                                                               2004        1.000           1.058                  -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.168           1.194              2,962
                                                               2004        1.000           1.168                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)                2005        1.106           1.260             37,790
                                                               2004        1.000           1.106                  -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.226           1.410            117,119
                                                               2004        1.000           1.226                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/02)                            2005        1.330           1.532                   -
                                                               2004        1.142           1.330                   -
                                                               2003        1.000           1.142                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.211           1.234                   -
                                                               2004        1.118           1.211                   -
                                                               2003        1.000           1.118                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.151           1.288                   -
                                                               2004        1.091           1.151                   -
                                                               2003        1.000           1.091                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.310           1.457             151,200
                                                               2004        1.185           1.310              51,138
                                                               2003        1.000           1.185                   -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.257           1.423             399,976
                                                               2004        1.147           1.257             193,007
                                                               2003        1.000           1.147                   -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.231           1.269             359,232
                                                               2004        1.144           1.231             128,857
                                                               2003        1.000           1.144                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.460           1.525                   -
                                                               2004        1.141           1.460                   -
                                                               2003        1.000           1.141                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.194           1.282                   -
                                                               2004        1.073           1.194                   -
                                                               2003        1.000           1.073                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.192           1.279             80,769
                                                               2004        1.066           1.192             73,096
                                                               2003        1.000           1.066                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.027                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.293           1.320             15,701
                                                               2004        1.190           1.293             15,699
                                                               2003        1.000           1.190                  -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.224           1.318                  -
                                                               2004        1.115           1.224                  -
                                                               2003        1.000           1.115                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.531           1.902                  -
                                                               2004        1.260           1.531                  -
                                                               2003        1.000           1.260                  -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.355           1.454             12,676
                                                               2004        1.173           1.355             12,876
                                                               2003        1.000           1.173                  -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.310           1.390                  -
                                                               2004        1.159           1.310                  -
                                                               2003        1.000           1.159                  -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.184           1.203             14,757
                                                               2004        1.117           1.184                  -
                                                               2003        1.000           1.117                  -

   Diversified Strategic Income Portfolio (7/00)               2005        1.097           1.097                  -
                                                               2004        1.055           1.097                  -
                                                               2003        1.000           1.055                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
   Equity Index Portfolio - Class II Shares (6/00)             2005        1.211           1.230               8,417
                                                               2004        1.127           1.211               8,417
                                                               2003        1.000           1.127                   -

   Fundamental Value Portfolio (6/00)                          2005        1.230           1.256              39,729
                                                               2004        1.166           1.230              33,733
                                                               2003        1.000           1.166                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.337           1.460               5,758
                                                               2004        1.139           1.337               5,758
                                                               2003        1.000           1.139                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.310           1.328                   -
                                                               2004        1.171           1.310                   -
                                                               2003        1.000           1.171                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.249           1.257             240,365
                                                               2004        1.138           1.249              26,639
                                                               2003        1.000           1.138                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.394           1.470             102,732
                                                               2004        1.153           1.394               7,623
                                                               2003        1.000           1.153                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.107           1.102                   -
                                                               2004        1.044           1.107                   -
                                                               2003        1.000           1.044                   -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.045           1.043             110,728
                                                               2004        1.022           1.045              39,208
                                                               2003        1.000           1.022                   -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.334           1.458                   -
                                                               2004        1.178           1.334                   -
                                                               2003        1.000           1.178                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.517           1.582             43,632
                                                               2004        1.234           1.517                  -
                                                               2003        1.000           1.234                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.232           1.249             11,746
                                                               2004        1.168           1.232             11,746
                                                               2003        1.000           1.168                  -

   Investors Fund - Class I (1/01)                             2005        1.231           1.278             31,967
                                                               2004        1.145           1.231             31,967
                                                               2003        1.000           1.145                  -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.384           1.415                  -
                                                               2004        1.234           1.384                  -
                                                               2003        1.000           1.234                  -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.107           1.077             24,067
                                                               2004        1.099           1.107             24,056
                                                               2003        1.000           1.099                  -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.152           1.193                  -
                                                               2004        1.149           1.152                  -
                                                               2003        1.000           1.149                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.170           1.200            195,636
                                                               2004        1.126           1.170            162,348
                                                               2003        1.000           1.126                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.112           1.130            353,139
                                                               2004        1.087           1.112            303,857
                                                               2003        1.000           1.087                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.222           1.269             26,599
                                                               2004        1.138           1.222             26,599
                                                               2003        1.000           1.138                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.165           1.175                  -
                                                               2004        1.120           1.165                  -
                                                               2003        1.000           1.120                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.177           1.247                  -
                                                               2004        1.134           1.177                  -
                                                               2003        1.000           1.134                  -

   Equity Income Portfolio (10/00)                             2005        1.210           1.232                  -
                                                               2004        1.130           1.210                  -
                                                               2003        1.000           1.130                  -

   Large Cap Portfolio (6/00)                                  2005        1.164           1.232                  -
                                                               2004        1.121           1.164                  -
                                                               2003        1.000           1.121                  -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.103                  -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.006           1.014                  -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.007           1.048                  -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.081                  -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.026                  -

   Mercury Large Cap Core Portfolio (6/00)                     2005        1.228           1.341                  -
                                                               2004        1.087           1.228                  -
                                                               2003        1.000           1.087                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------          ----    -------------   -------------     ---------------
MFS Emerging Growth Portfolio (2/00)                           2005        1.212           1.174                  -
                                                               2004        1.103           1.212              7,801
                                                               2003        1.000           1.103                  -

MFS Mid Cap Growth Portfolio (3/02)                            2005        1.256           1.261              8,919
                                                               2004        1.130           1.256                  -
                                                               2003        1.000           1.130                  -

MFS Total Return Portfolio (7/00)                              2005        1.169           1.173             82,322
                                                               2004        1.076           1.169             58,405
                                                               2003        1.000           1.076                  -

MFS Value Portfolio (5/04)                                     2005        1.113           1.155                  -
                                                               2004        1.000           1.113                  -

Mondrian International Stock Portfolio (3/02)                  2005        1.304           1.392             98,803
                                                               2004        1.156           1.304             98,803
                                                               2003        1.000           1.156                  -

Pioneer Fund Portfolio (5/03)                                  2005        1.218           1.258             16,165
                                                               2004        1.125           1.218             16,914
                                                               2003        1.000           1.125                  -

Pioneer Mid Cap Value Portfolio (7/05)                         2005        1.035           1.034                  -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.087           1.098             12,995
                                                               2004        1.000           1.087                  -

Strategic Equity Portfolio (6/00)                              2005        1.197           1.190                  -
                                                               2004        1.114           1.197                  -
                                                               2003        1.000           1.114                  -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.026           1.108                  -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000           1.104                  -

Travelers Managed Income Portfolio (7/00)                      2005        1.029           1.017             82,749
                                                               2004        1.027           1.029             66,571
                                                               2003        1.000           1.027                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Van Kampen Enterprise Portfolio (4/00)                      2005        1.140           1.197             54,319
                                                               2004        1.126           1.140             54,319
                                                               2003        1.000           1.126                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.982           0.979              5,357
                                                               2004        0.996           0.982              5,606
                                                               2003        1.000           0.996                  -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.214           1.321             78,748
                                                               2004        1.134           1.214             79,432
                                                               2003        1.000           1.134                  -

   Smith Barney High Income Portfolio (8/00)                   2005        1.183           1.183             13,132
                                                               2004        1.099           1.183             13,128
                                                               2003        1.000           1.099                  -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.140           1.169                  -
                                                               2004        1.166           1.140                  -
                                                               2003        1.000           1.166                  -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.244           1.313              6,430
                                                               2004        1.156           1.244              4,492
                                                               2003        1.000           1.156                  -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.975           0.977             16,921
                                                               2004        0.992           0.975                  -
                                                               2003        1.000           0.992                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.161           1.221             12,500
                                                               2004        1.113           1.161             12,500
                                                               2003        1.000           1.113                  -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.388           1.419                  -
                                                               2004        1.232           1.388                  -
                                                               2003        1.000           1.232                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------               ----    -------------   -------------     ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.280           1.457            123,027
                                                               2004        1.139           1.280             11,796
                                                               2003        1.000           1.139                  -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.452           1.670             64,538
                                                               2004        1.195           1.452              5,627
                                                               2003        1.000           1.195                  -

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.

Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBerstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.

On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.

On 02/25/2005, the PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.

On 02/25/2005, the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

AllianceBernstein Large-Cap Growth Portfolio - Class B Shares is no longer available to new contract holders.

Franklin Small-Mid Cap Fund - Class 2 Shares is no longer available to new contract holders.

Salomon Brothers All Cap Fund - Class I is no longer available to new contract holders.

Salomon Brothers Small Cap Growth Fund - Class I is no longer available to new contract holders.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract holders.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract holders.

Van Kampen LIT Emerging Growth Portfolio - Class I Shares is no longer available to new contract holders.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract holders.

                             PIONEER ANNUISTAR FLEX

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (3/02)                               2005        0.972           0.980                  -
                                                               2004        0.982           0.972                  -
                                                               2003        0.995           0.982                  -
                                                               2002        1.000           0.995                  -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.075           1.143             43,562
                                                               2004        1.032           1.075             40,658
                                                               2003        1.000           1.032                  -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.161           1.220                998
                                                               2004        1.043           1.161                  -
                                                               2003        1.000           1.043                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.123           1.138            146,205
                                                               2004        1.033           1.123            121,341
                                                               2003        1.000           1.033                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.259           1.292             13,854
                                                               2004        1.153           1.259              7,904
                                                               2003        0.857           1.153                  -
                                                               2002        1.227           0.857                  -
                                                               2001        1.000           1.227                  -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.361           1.469             98,761
                                                               2004        1.172           1.361             66,369
                                                               2003        0.904           1.172             10,166
                                                               2002        1.134           0.904                  -
                                                               2001        1.000           1.134                  -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (11/03)                                           2005        1.126           1.209             38,050
                                                               2004        1.056           1.126             39,542
                                                               2003        1.000           1.056                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.099           1.129             13,162
                                                               2004        1.052           1.099             12,870
                                                               2003        1.000           1.052                  -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.258           1.406             63,098
                                                               2004        1.080           1.258             47,199
                                                               2003        1.000           1.080                  -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (3/04)       2005        0.998           0.989             25,569
                                                               2004        1.000           0.998             23,613

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.012           1.009             52,599
                                                               2004        1.002           1.012             32,300
                                                               2003        1.000           1.002                  -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.058           1.075             21,041
                                                               2004        1.033           1.058                  -
                                                               2003        1.000           1.033                  -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000           1.000                  -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        1.000           1.097                  -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.308           1.764              3,574
                                                               2004        1.125           1.308              3,194
                                                               2003        1.000           1.125                  -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.209           1.250             60,690
                                                               2004        1.064           1.209             33,109
                                                               2003        1.000           1.064                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Pioneer Equity Opportunity VCT Portfolio - Class II
Shares (8/05)                                                  2005        1.000           0.999                  -

Pioneer Europe VCT Portfolio - Class II Shares (11/03)         2005        1.267           1.338                  -
                                                               2004        1.094           1.267                  -
                                                               2003        1.000           1.094                  -

Pioneer Fund VCT Portfolio - Class II Shares (11/03)           2005        1.144           1.188             55,196
                                                               2004        1.053           1.144             53,140
                                                               2003        1.000           1.053                  -

Pioneer Global High Yield VCT Portfolio - Class II
Shares (4/05)                                                  2005        1.000           1.044                  -

Pioneer Growth Shares VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.073           1.085             28,484
                                                               2004        1.029           1.073             28,185
                                                               2003        1.000           1.029                  -

Pioneer High Yield VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.082           1.078             87,185
                                                               2004        1.024           1.082             67,625
                                                               2003        1.000           1.024                  -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        1.000           1.085                  -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (5/05)                                               2005        1.000           1.069                  -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (7/05)                                         2005        1.003           1.048                  -

Pioneer International Value VCT Portfolio - Class II
Shares (11/03)                                                 2005        1.268           1.431                893
                                                               2004        1.093           1.268                  -
                                                               2003        1.000           1.093                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.254           1.323             66,621
                                                               2004        1.051           1.254             63,558
                                                               2003        1.000           1.051                  -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (3/04)                                            2005        1.091           1.156             36,844
                                                               2004        1.000           1.091              3,589

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.385           1.558             36,541
                                                               2004        1.044           1.385             24,930
                                                               2003        1.000           1.044                  -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (3/04)                                                   2005        1.069           1.096            115,167
                                                               2004        1.000           1.069             88,717

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.247           1.358              8,016
                                                               2004        1.062           1.247              7,106
                                                               2003        1.000           1.062                  -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.152           1.147             26,183
                                                               2004        1.038           1.152             21,804
                                                               2003        1.000           1.038                  -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.103           1.107             71,799
                                                               2004        1.024           1.103             73,193
                                                               2003        1.000           1.024                  -

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.158           1.188             34,600
                                                               2004        1.061           1.158             35,064
                                                               2003        1.000           1.061                  -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (5/05)    2005        1.000           1.066                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
           PORTFOLIO NAME                                      YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------                           ----    -------------   -------------     ---------------
Total Return Fund - Class II (11/03)                           2005        1.103           1.113             10,159
                                                               2004        1.038           1.103              5,595
                                                               2003        1.000           1.038                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (3/02)                               2005        0.984           0.991                   -
                                                               2004        0.994           0.984                   -
                                                               2003        1.000           0.994                   -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.074           1.142                   -
                                                               2004        1.032           1.074                   -
                                                               2003        1.000           1.032                   -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.160           1.219                   -
                                                               2004        1.043           1.160                   -
                                                               2003        1.000           1.043                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.122           1.137                 980
                                                               2004        1.033           1.122                   -
                                                               2003        1.000           1.033                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.302           1.336              21,578
                                                               2004        1.192           1.302              20,936
                                                               2003        1.000           1.192                   -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.364           1.472             111,621
                                                               2004        1.175           1.364              10,115
                                                               2003        1.000           1.175                   -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (11/03)                                           2005        1.125           1.208                   -
                                                               2004        1.056           1.125                   -
                                                               2003        1.000           1.056                   -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.098           1.128                 486
                                                               2004        1.052           1.098                   -
                                                               2003        1.000           1.052                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.257           1.404              5,451
                                                               2004        1.080           1.257                  -
                                                               2003        1.000           1.080                  -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (3/04)       2005        0.997           0.988                838
                                                               2004        1.000           0.997                  -

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.011           1.008                  -
                                                               2004        1.002           1.011                  -
                                                               2003        1.000           1.002                  -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.058           1.074                  -
                                                               2004        1.033           1.058                  -
                                                               2003        1.000           1.033                  -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000           1.000                  -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        1.000           1.097                  -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.307           1.762                  -
                                                               2004        1.125           1.307                  -
                                                               2003        1.000           1.125                  -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.208           1.249              1,320
                                                               2004        1.064           1.208                  -
                                                               2003        1.000           1.064                  -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (8/05)                                               2005        1.000           0.998             15,375

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2005        1.266           1.337                426
                                                               2004        1.094           1.266                  -
                                                               2003        1.000           1.094                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Pioneer Fund VCT Portfolio - Class II Shares (11/03)           2005        1.144           1.186                712
                                                               2004        1.053           1.144                  -
                                                               2003        1.000           1.053                  -

Pioneer Global High Yield VCT Portfolio - Class II
Shares (4/05)                                                  2005        1.000           1.043                  -

Pioneer Growth Shares VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.072           1.083                  -
                                                               2004        1.029           1.072                  -
                                                               2003        1.000           1.029                  -

Pioneer High Yield VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.081           1.077                  -
                                                               2004        1.024           1.081                  -
                                                               2003        1.000           1.024                  -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        1.000           1.084                  -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (5/05)                                               2005        1.000           1.069             14,736

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (7/05)                                         2005        1.003           1.048              5,279

Pioneer International Value VCT Portfolio - Class II
Shares (11/03)                                                 2005        1.267           1.429              4,669
                                                               2004        1.093           1.267                  -
                                                               2003        1.000           1.093                  -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.254           1.321              4,653
                                                               2004        1.051           1.254                  -
                                                               2003        1.000           1.051                  -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (3/04)                                               2005        1.091           1.155              1,499
                                                               2004        1.000           1.091                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.384           1.557                  -
                                                               2004        1.044           1.384                  -
                                                               2003        1.000           1.044                  -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (3/04)                                                   2005        1.069           1.095                  -
                                                               2004        1.000           1.069                  -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.247           1.356              4,694
                                                               2004        1.062           1.247                  -
                                                               2003        1.000           1.062                  -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.151           1.146                  -
                                                               2004        1.038           1.151                  -
                                                               2003        1.000           1.038                  -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.102           1.106              5,520
                                                               2004        1.024           1.102                  -
                                                               2003        1.000           1.024                  -

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.158           1.187                  -
                                                               2004        1.061           1.158                  -
                                                               2003        1.000           1.061                  -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (5/05)    2005        1.000           1.065                519

   Total Return Fund - Class II (11/03)                        2005        1.103           1.112                988
                                                               2004        1.038           1.103                  -
                                                               2003        1.000           1.038                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (3/02)                               2005        0.973           0.978              402,325
                                                               2004        0.985           0.973              506,125
                                                               2003        0.999           0.985              175,479
                                                               2002        1.000           0.999                    -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.072           1.138              434,509
                                                               2004        1.031           1.072              330,264
                                                               2003        1.000           1.031                    -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.158           1.215              190,500
                                                               2004        1.043           1.158              162,460
                                                               2003        1.000           1.043                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.120           1.133            1,629,326
                                                               2004        1.032           1.120              967,326
                                                               2003        1.000           1.032                    -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.417           1.452            1,496,822
                                                               2004        1.300           1.417            1,111,279
                                                               2003        0.969           1.300              297,552
                                                               2002        1.000           0.969                    -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.481           1.596            4,568,600
                                                               2004        1.278           1.481            2,330,211
                                                               2003        0.989           1.278              519,279
                                                               2002        1.000           0.989                    -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (11/03)                                           2005        1.123           1.204              850,243
                                                               2004        1.056           1.123              520,721
                                                               2003        1.000           1.056                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.097           1.124             630,810
                                                               2004        1.052           1.097             295,758
                                                               2003        1.000           1.052                   -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.255           1.400             720,659
                                                               2004        1.080           1.255             398,590
                                                               2003        1.000           1.080                   -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (3/04)       2005        0.996           0.986              33,738
                                                               2004        1.000           0.996              23,565

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.009           1.004             608,435
                                                               2004        1.002           1.009             257,745
                                                               2003        1.000           1.002                   -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.056           1.071             183,114
                                                               2004        1.033           1.056             164,569
                                                               2003        1.000           1.033                   -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000           1.000                   -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        1.000           1.096              74,368

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.305           1.756             180,153
                                                               2004        1.125           1.305             138,136
                                                               2003        1.000           1.125                   -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.207           1.245             808,863
                                                               2004        1.063           1.207             465,812
                                                               2003        1.000           1.063                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Pioneer Equity Opportunity VCT Portfolio - Class II
Shares (8/05)                                                  2005        1.000           0.998              13,586

Pioneer Europe VCT Portfolio - Class II Shares (11/03)         2005        1.264           1.333              54,132
                                                               2004        1.094           1.264              35,674
                                                               2003        1.000           1.094                   -

Pioneer Fund VCT Portfolio - Class II Shares (11/03)           2005        1.142           1.183             949,580
                                                               2004        1.053           1.142             744,391
                                                               2003        1.000           1.053                   -

Pioneer Global High Yield VCT Portfolio - Class II
Shares (4/05)                                                  2005        1.000           1.042              68,795

Pioneer Growth Shares VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.070           1.080              41,580
                                                               2004        1.029           1.070              43,265
                                                               2003        1.000           1.029                   -

Pioneer High Yield VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.079           1.073             987,496
                                                               2004        1.024           1.079             519,755
                                                               2003        1.000           1.024                   -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        1.000           1.083             190,939

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (5/05)                                               2005        1.000           1.068             106,744

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (7/05)                                         2005        1.003           1.047             727,734

Pioneer International Value VCT Portfolio - Class II
Shares (11/03)                                                 2005        1.265           1.425              81,973
                                                               2004        1.092           1.265              51,755
                                                               2003        1.000           1.092                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.251           1.317             461,171
                                                               2004        1.051           1.251             200,166
                                                               2003        1.000           1.051                   -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (3/04)                                            2005        1.089           1.152             271,802
                                                               2004        1.000           1.089              62,238

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.382           1.552             173,768
                                                               2004        1.044           1.382             142,220
                                                               2003        1.000           1.044                   -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (3/04)                                                   2005        1.068           1.092             368,751
                                                               2004        1.000           1.068             140,878

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.244           1.352             222,859
                                                               2004        1.062           1.244             106,338
                                                               2003        1.000           1.062                   -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.149           1.142              24,509
                                                               2004        1.038           1.149               7,915
                                                               2003        1.000           1.038                   -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.100           1.102           1,576,945
                                                               2004        1.023           1.100             817,250
                                                               2003        1.000           1.023                   -

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.156           1.183             341,434
                                                               2004        1.061           1.156             261,486
                                                               2003        1.000           1.061                   -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (5/05)    2005        1.000           1.064              56,835

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Total Return Fund - Class II (11/03)                        2005        1.101           1.108             240,427
                                                               2004        1.038           1.101             169,169
                                                               2003        1.000           1.038                   -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (3/02)                               2005        1.000           1.006                -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.000           1.077                -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.000           1.049                -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.000           1.014                -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.000           1.051                -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.000           1.071                -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (11/03)                                           2005        1.000           1.087                -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.000           1.039               -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.000           1.142               -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (3/04)       2005        1.000           0.989               -

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.000           0.990               -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Pioneer Balanced VCT Portfolio - Class II Shares (11/03)       2005        1.000           1.012                -

Pioneer Bond VCT Portfolio - Class II Shares (1/70)            2005        1.000           1.000                -

Pioneer Cullen Value VCT Portfolio - Class II Shares
(3/05)                                                         2005        1.000           1.095                -

Pioneer Emerging Markets VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.000           1.292                -

Pioneer Equity Income VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.000           1.026                -

Pioneer Equity Opportunity VCT Portfolio - Class II
Shares (8/05)                                                  2005        1.000           0.998                -

Pioneer Europe VCT Portfolio - Class II Shares (11/03)         2005        1.000           1.037                -

Pioneer Fund VCT Portfolio - Class II Shares (11/03)           2005        1.000           1.044                -

Pioneer Global High Yield VCT Portfolio - Class II
Shares (4/05)                                                  2005        1.000           1.042                -

Pioneer Growth Shares VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.000           1.019                -

Pioneer High Yield VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.000           0.991                -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        1.000           1.083                -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (5/05)                                               2005        1.000           1.067                -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (7/05)                                         2005        1.003           1.047                -

Pioneer International Value VCT Portfolio - Class II
Shares (11/03)                                                 2005        1.000           1.123                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.000           1.057               -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (3/04)                                            2005        1.000           1.093               -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.000           1.175               -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (3/04)                                                   2005        1.000           1.014               -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.000           1.103               -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.000           1.027               -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.000           0.997               -

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.000           1.022               -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (5/05)    2005        1.000           1.064               -

   Total Return Fund - Class II (11/03)                        2005        1.000           1.013               -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (3/02)                               2005        0.980           0.985              56,970
                                                               2004        0.993           0.980                   -
                                                               2003        1.000           0.993                   -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.071           1.136               8,281
                                                               2004        1.031           1.071                   -
                                                               2003        1.000           1.031                   -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.157           1.212               8,049
                                                               2004        1.043           1.157                   -
                                                               2003        1.000           1.043                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.119           1.131              63,975
                                                               2004        1.032           1.119                   -
                                                               2003        1.000           1.032                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.297           1.328              35,814
                                                               2004        1.191           1.297               7,965
                                                               2003        1.000           1.191                   -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.359           1.463             831,353
                                                               2004        1.174           1.359                   -
                                                               2003        1.000           1.174                   -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (11/03)                                           2005        1.122           1.202                   -
                                                               2004        1.056           1.122                   -
                                                               2003        1.000           1.056                   -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.095           1.122              19,609
                                                               2004        1.052           1.095                   -
                                                               2003        1.000           1.052                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.254           1.397             35,788
                                                               2004        1.080           1.254                  -
                                                               2003        1.000           1.080                  -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (3/04)       2005        0.995           0.984                  -
                                                               2004        1.000           0.995                  -

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.008           1.002             19,066
                                                               2004        1.002           1.008                  -
                                                               2003        1.000           1.002                  -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.055           1.069                  -
                                                               2004        1.032           1.055                  -
                                                               2003        1.000           1.032                  -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000           1.000                  -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        1.000           1.095              6,064

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.304           1.753             72,531
                                                               2004        1.125           1.304                492
                                                               2003        1.000           1.125                  -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.205           1.242             26,379
                                                               2004        1.063           1.205                  -
                                                               2003        1.000           1.063                  -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (8/05)                                               2005        1.000           0.998                  -

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2005        1.263           1.330                  -
                                                               2004        1.094           1.263                  -
                                                               2003        1.000           1.094                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Pioneer Fund VCT Portfolio - Class II Shares (11/03)           2005        1.141           1.180              34,062
                                                               2004        1.053           1.141               1,428
                                                               2003        1.000           1.053                   -

Pioneer Global High Yield VCT Portfolio - Class II
Shares (4/05)                                                  2005        1.000           1.041             181,834

Pioneer Growth Shares VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.069           1.078               4,439
                                                               2004        1.029           1.069                 707
                                                               2003        1.000           1.029                   -

Pioneer High Yield VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.078           1.071             102,752
                                                               2004        1.024           1.078                   -
                                                               2003        1.000           1.024                   -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        1.000           1.083                   -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (5/05)                                               2005        1.000           1.067              55,568

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (7/05)                                         2005        1.003           1.046             136,692

Pioneer International Value VCT Portfolio - Class II
Shares (11/03)                                                 2005        1.263           1.422              33,192
                                                               2004        1.092           1.263               1,514
                                                               2003        1.000           1.092                   -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.250           1.314              95,256
                                                               2004        1.051           1.250                 908
                                                               2003        1.000           1.051                   -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (3/04)                                               2005        1.088           1.150              19,084
                                                               2004        1.000           1.088                 918

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.380           1.548              3,133
                                                               2004        1.043           1.380                546
                                                               2003        1.000           1.043                  -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (3/04)                                                   2005        1.067           1.090             10,497
                                                               2004        1.000           1.067                  -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.243           1.349             66,580
                                                               2004        1.061           1.243                708
                                                               2003        1.000           1.061                  -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.148           1.140             10,534
                                                               2004        1.038           1.148                  -
                                                               2003        1.000           1.038                  -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.099           1.100             62,224
                                                               2004        1.023           1.099              2,482
                                                               2003        1.000           1.023                  -

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.155           1.181              6,081
                                                               2004        1.061           1.155                976
                                                               2003        1.000           1.061                  -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (5/05)    2005        1.000           1.064             24,195

   Total Return Fund - Class II (11/03)                        2005        1.100           1.106             17,070
                                                               2004        1.038           1.100                  -
                                                               2003        1.000           1.038                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (3/02)                               2005        0.969           0.973               6,880
                                                               2004        0.983           0.969                   -
                                                               2003        0.999           0.983                   -
                                                               2002        1.000           0.999                   -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.070           1.134              36,023
                                                               2004        1.031           1.070              33,380
                                                               2003        1.000           1.031                   -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.156           1.210               1,943
                                                               2004        1.043           1.156                   -
                                                               2003        1.000           1.043                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.118           1.128             221,701
                                                               2004        1.032           1.118             239,289
                                                               2003        1.000           1.032                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.411           1.443              53,779
                                                               2004        1.297           1.411              76,355
                                                               2003        0.968           1.297               4,318
                                                               2002        1.000           0.968                   -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.475           1.586             319,848
                                                               2004        1.275           1.475             261,521
                                                               2003        0.988           1.275              22,009
                                                               2002        1.000           0.988                   -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (11/03)                                           2005        1.121           1.199             179,537
                                                               2004        1.056           1.121             182,258
                                                               2003        1.000           1.056                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.094           1.120             36,295
                                                               2004        1.052           1.094             36,298
                                                               2003        1.000           1.052                  -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.253           1.394            101,304
                                                               2004        1.080           1.253            100,600
                                                               2003        1.000           1.080                  -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (3/04)       2005        0.994           0.982             42,199
                                                               2004        1.000           0.994             40,346

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.007           1.000             26,633
                                                               2004        1.002           1.007             14,168
                                                               2003        1.000           1.002                  -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.054           1.066             11,781
                                                               2004        1.032           1.054             10,823
                                                               2003        1.000           1.032                  -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000           1.000                  -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        1.000           1.094             41,161

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.302           1.749             11,771
                                                               2004        1.125           1.302             11,318
                                                               2003        1.000           1.125                  -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.204           1.240             88,210
                                                               2004        1.063           1.204             97,012
                                                               2003        1.000           1.063                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Pioneer Equity Opportunity VCT Portfolio - Class II
Shares (8/05)                                                  2005        1.000           0.997                   -

Pioneer Europe VCT Portfolio - Class II Shares (11/03)         2005        1.261           1.327               3,040
                                                               2004        1.093           1.261               2,893
                                                               2003        1.000           1.093                   -

Pioneer Fund VCT Portfolio - Class II Shares (11/03)           2005        1.139           1.178             114,419
                                                               2004        1.052           1.139             108,895
                                                               2003        1.000           1.052                   -

Pioneer Global High Yield VCT Portfolio - Class II
Shares (4/05)                                                  2005        1.000           1.041             290,000

Pioneer Growth Shares VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.068           1.075                   -
                                                               2004        1.029           1.068                   -
                                                               2003        1.000           1.029                   -

Pioneer High Yield VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.077           1.069             159,923
                                                               2004        1.024           1.077             343,541
                                                               2003        1.000           1.024                   -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        1.000           1.082               3,255

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (5/05)                                               2005        1.000           1.066                   -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (7/05)                                         2005        1.003           1.046                   -

Pioneer International Value VCT Portfolio - Class II
Shares (11/03)                                                 2005        1.262           1.419               7,902
                                                               2004        1.092           1.262               7,607
                                                               2003        1.000           1.092                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.249           1.312            116,017
                                                               2004        1.051           1.249            120,187
                                                               2003        1.000           1.051                  -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (3/04)                                            2005        1.088           1.148             19,339
                                                               2004        1.000           1.088                  -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.378           1.545             10,389
                                                               2004        1.043           1.378             21,650
                                                               2003        1.000           1.043                  -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (3/04)                                                   2005        1.066           1.088             57,697
                                                               2004        1.000           1.066             56,735

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.242           1.346             40,351
                                                               2004        1.061           1.242             40,103
                                                               2003        1.000           1.061                  -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.146           1.137              1,828
                                                               2004        1.038           1.146              1,662
                                                               2003        1.000           1.038                  -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.098           1.098             57,385
                                                               2004        1.023           1.098             23,760
                                                               2003        1.000           1.023                  -

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.153           1.178             30,273
                                                               2004        1.061           1.153             28,516
                                                               2003        1.000           1.061                  -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (5/05)    2005        1.000           1.063                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
           PORTFOLIO NAME                                      YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------                           ----    -------------   -------------     ---------------
Total Return Fund - Class II (11/03)                           2005        1.099           1.104             51,430
                                                               2004        1.038           1.099             48,252
                                                               2003        1.000           1.038                  -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (3/02)                               2005        0.993           0.997                  -
                                                               2004        1.000           0.993                  -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.054           1.116                  -
                                                               2004        1.000           1.054                  -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.064           1.114                  -
                                                               2004        1.000           1.064                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.072           1.081                  -
                                                               2004        1.000           1.072                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.084           1.108                  -
                                                               2004        1.000           1.084                  -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.155           1.241             40,479

                                                               2004        1.000           1.155              6,678

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (11/03)                                           2005        1.052           1.125                  -
                                                               2004        1.000           1.052                  -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.046           1.070                  -
                                                               2004        1.000           1.046                  -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.168           1.300                  -
                                                               2004        1.000           1.168                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (3/04)       2005        0.991           0.978                -
                                                               2004        1.000           0.991                -

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.032           1.024                -
                                                               2004        1.000           1.032                -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.025           1.037                -
                                                               2004        1.000           1.025                -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000           1.000                -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        1.000           1.094                -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.294           1.737                -
                                                               2004        1.000           1.294                -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.124           1.157                -
                                                               2004        1.000           1.124                -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (8/05)                                               2005        1.000           0.997                -

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2005        1.177           1.237                -
                                                               2004        1.000           1.177                -

   Pioneer Fund VCT Portfolio - Class II Shares (11/03)        2005        1.090           1.126                -
                                                               2004        1.000           1.090                -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (4/05)                                               2005        1.000           1.040                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Pioneer Growth Shares VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.080           1.088                -
                                                               2004        1.000           1.080                -

Pioneer High Yield VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.084           1.075                -
                                                               2004        1.000           1.084                -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        1.000           1.082                -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (5/05)                                               2005        1.000           1.066                -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (7/05)                                         2005        1.003           1.045                -

Pioneer International Value VCT Portfolio - Class II
Shares (11/03)                                                 2005        1.169           1.314                -
                                                               2004        1.000           1.169                -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.143           1.200                -
                                                               2004        1.000           1.143                -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (3/04)                                               2005        1.069           1.128                -
                                                               2004        1.000           1.069                -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (11/03)                                                 2005        1.307           1.465                -
                                                               2004        1.000           1.307                -

Pioneer Small and Mid Cap Growth VCT Portfolio - Class
II (3/04)                                                      2005        1.010           1.030                -
                                                               2004        1.000           1.010                -

Pioneer Small Cap Value VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.153           1.250                -
                                                               2004        1.000           1.153                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Small Company VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.107           1.098                -
                                                               2004        1.000           1.107                -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.098           1.097                -
                                                               2004        1.000           1.098                -

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.085           1.108                -
                                                               2004        1.000           1.085                -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (5/05)    2005        1.000           1.063                -

   Total Return Fund - Class II (11/03)                        2005        1.053           1.057                -
                                                               2004        1.000           1.053                -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.55%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Money Market Portfolio (3/02)                               2005        0.993           0.996             39,858
                                                               2004        1.000           0.993                  -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.054           1.115              4,484
                                                               2004        1.000           1.054                  -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.064           1.113              2,228
                                                               2004        1.000           1.064                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.071           1.080             31,205
                                                               2004        1.000           1.071                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.084           1.107             19,784
                                                               2004        1.000           1.084              9,872

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.155           1.240             30,423
                                                               2004        1.000           1.155                  -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (11/03)                                           2005        1.052           1.124             25,482
                                                               2004        1.000           1.052                  -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.046           1.069                  -
                                                               2004        1.000           1.046                  -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.168           1.299              3,935
                                                               2004        1.000           1.168                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (3/04)       2005        0.991           0.978                  -
                                                               2004        1.000           0.991                  -

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.032           1.023             33,873
                                                               2004        1.000           1.032                  -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.025           1.036                  -
                                                               2004        1.000           1.025                  -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000           1.000                  -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        1.000           1.093                  -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.294           1.736              6,296
                                                               2004        1.000           1.294                  -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.124           1.156                  -
                                                               2004        1.000           1.124                  -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (8/05)                                               2005        1.000           0.997                  -

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2005        1.176           1.236                  -
                                                               2004        1.000           1.176                  -

   Pioneer Fund VCT Portfolio - Class II Shares (11/03)        2005        1.089           1.125                  -
                                                               2004        1.000           1.089                  -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (4/05)                                               2005        1.000           1.040             63,320

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Pioneer Growth Shares VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.080           1.087                  -
                                                               2004        1.000           1.080                  -

Pioneer High Yield VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.084           1.074             55,765
                                                               2004        1.000           1.084                  -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        1.000           1.081                  -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (5/05)                                               2005        1.000           1.066                  -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (7/05)                                         2005        1.003           1.045                  -

Pioneer International Value VCT Portfolio - Class II
Shares (11/03)                                                 2005        1.169           1.313              6,002
                                                               2004        1.000           1.169                  -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.142           1.199             17,291
                                                               2004        1.000           1.142                  -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (3/04)                                               2005        1.069           1.128              6,799
                                                               2004        1.000           1.069                  -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (11/03)                                                 2005        1.307           1.463              6,985
                                                               2004        1.000           1.307                  -

Pioneer Small and Mid Cap Growth VCT Portfolio - Class
II (3/04)                                                      2005        1.009           1.029             27,863
                                                               2004        1.000           1.009                  -

Pioneer Small Cap Value VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.153           1.249              8,131
                                                               2004        1.000           1.153                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Small Company VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.107           1.097                  -
                                                               2004        1.000           1.107                  -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.097           1.096             23,096
                                                               2004        1.000           1.097                  -

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.085           1.107             18,026
                                                               2004        1.000           1.085                  -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (5/05)    2005        1.000           1.062                  -

   Total Return Fund - Class II (11/03)                        2005        1.052           1.056                  -
                                                               2004        1.000           1.052                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.65%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (3/02)                               2005        0.976           0.978             40,712
                                                               2004        0.992           0.976             35,314
                                                               2003        1.000           0.992                  -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2005        1.068           1.129             16,532
                                                               2004        1.031           1.068             15,243
                                                               2003        1.000           1.031                  -

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2005        1.153           1.205                  -
                                                               2004        1.042           1.153                  -
                                                               2003        1.000           1.042                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2005        1.116           1.124             77,251
                                                               2004        1.032           1.116             74,934
                                                               2003        1.000           1.032                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.292           1.318             39,590
                                                               2004        1.190           1.292             36,614
                                                               2003        1.000           1.190                  -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.354           1.453             41,581
                                                               2004        1.173           1.354             39,024
                                                               2003        1.000           1.173                  -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (11/03)                                           2005        1.118           1.194             39,508
                                                               2004        1.056           1.118             34,041
                                                               2003        1.000           1.056                  -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2005        1.092           1.115             26,841
                                                               2004        1.052           1.092             22,202
                                                               2003        1.000           1.052                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (11/03)                                                     2005        1.250           1.388             15,536
                                                               2004        1.080           1.250             16,085
                                                               2003        1.000           1.080                  -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (3/04)       2005        0.993           0.978             16,012
                                                               2004        1.000           0.993             13,393

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.005           0.996             38,119
                                                               2004        1.001           1.005             35,567
                                                               2003        1.000           1.001                  -

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2005        1.051           1.062                  -
                                                               2004        1.032           1.051                  -
                                                               2003        1.000           1.032                  -

   Pioneer Bond VCT Portfolio - Class II Shares (1/70)         2005        1.000           1.000                  -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        1.000           1.092              4,905

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.299           1.742             37,507
                                                               2004        1.124           1.299             39,586
                                                               2003        1.000           1.124                  -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.201           1.234                  -
                                                               2004        1.063           1.201                  -
                                                               2003        1.000           1.063                  -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (8/05)                                               2005        1.000           0.996                  -

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2005        1.259           1.322              2,281
                                                               2004        1.093           1.259              2,281
                                                               2003        1.000           1.093                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Pioneer Fund VCT Portfolio - Class II Shares (11/03)           2005        1.137           1.173              79,024
                                                               2004        1.052           1.137              74,378
                                                               2003        1.000           1.052                   -

Pioneer Global High Yield VCT Portfolio - Class II
Shares (4/05)                                                  2005        1.000           1.039                   -

Pioneer Growth Shares VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.066           1.071                   -
                                                               2004        1.029           1.066                   -
                                                               2003        1.000           1.029                   -

Pioneer High Yield VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.075           1.064             113,735
                                                               2004        1.024           1.075               9,601
                                                               2003        1.000           1.024                   -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (5/05)                                         2005        1.000           1.081               4,988

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (5/05)                                               2005        1.000           1.065                   -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (7/05)                                         2005        1.003           1.045                   -

Pioneer International Value VCT Portfolio - Class II
Shares (11/03)                                                 2005        1.259           1.413                   -
                                                               2004        1.092           1.259                   -
                                                               2003        1.000           1.092                   -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(11/03)                                                        2005        1.246           1.306               1,781
                                                               2004        1.051           1.246               1,965
                                                               2003        1.000           1.051                   -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (3/04)                                               2005        1.086           1.144              15,476
                                                               2004        1.000           1.086              13,088

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2005        1.375           1.539              8,481
                                                               2004        1.043           1.375              8,481
                                                               2003        1.000           1.043                  -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (3/04)                                                   2005        1.064           1.084                  -
                                                               2004        1.000           1.064                  -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.239           1.341              4,518
                                                               2004        1.061           1.239              4,518
                                                               2003        1.000           1.061                  -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.144           1.132                  -
                                                               2004        1.038           1.144                  -
                                                               2003        1.000           1.038                  -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.095           1.093             82,149
                                                               2004        1.023           1.095             73,931
                                                               2003        1.000           1.023                  -

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2005        1.151           1.173             52,572
                                                               2004        1.061           1.151             47,115
                                                               2003        1.000           1.061                  -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (5/05)    2005        1.000           1.062                  -

   Total Return Fund - Class II (11/03)                        2005        1.096           1.099                  -
                                                               2004        1.037           1.096                  -
                                                               2003        1.000           1.037                  -

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.

ANNUAL REPORT
DECEMBER 31, 2005

                    THE TRAVELERS SEPARATE ACCOUNT NINE
                    FOR VARIABLE ANNUITIES
                                  OF
                    THE TRAVELERS INSURANCE COMPANY

The Travelers Insurance Company
One Cityplace
Hartford, CT  06103

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
The Travelers Separate Account Nine for Variable Annuities and the Board of Directors of The Travelers Insurance Company:

We have audited the accompanying statement of assets and liabilities of the sub-accounts (as disclosed in Appendix A) comprising The Travelers Separate Account Nine for Variable Annuities (the "Separate Account") of The Travelers Insurance Company ("TIC") as of December 31, 2005, and the related statements of operations and changes in net assets for the period in the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising The Travelers Separate Account Nine for Variable Annuities of TIC as of December 31, 2005, the results of their operations and the changes in their net assets for the period in the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 15, 2006

                                   APPENDIX A

                       AIM Capital Appreciation Portfolio
                 AIM V.I. Capital Appreciation Fund - Series II
                  AIM V.I. Mid Cap Core Equity Fund - Series II
                     AIM V.I. Premier Equity Fund - Series I
                             All Cap Fund - Class I
             AllianceBernstein Growth and Income Portfolio - Class B
             AllianceBernstein Large-Cap Growth Portfolio - Class B
                             Appreciation Portfolio
                       Balanced Portfolio - Service Shares
                            Capital Appreciation Fund
                      Comstock Portfolio - Class II Shares
                      Contrafund Portfolio - Service Class
                     Contrafund Portfolio - Service Class 2
                        Convertible Securities Portfolio
                 Credit Suisse Trust Emerging Markets Portfolio
                    Delaware VIP REIT Series - Standard Class
                       Disciplined Mid Cap Stock Portfolio
                     Diversified Strategic Income Portfolio
              Dreyfus VIF - Appreciation Portfolio - Initial Shares
           Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
            Dynamic Capital Appreciation Portfolio - Service Class 2
                   Emerging Growth Portfolio - Class I Shares
                     Enterprise Portfolio - Class II Shares
                             Equity Income Portfolio
                    Equity Index Portfolio - Class II Shares
                         Federated High Yield Portfolio
                            Federated Stock Portfolio
                Franklin Income Securities Fund - Class II Shares
           Franklin Rising Dividends Securities Fund - Class 2 Shares
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
                           Fundamental Value Portfolio
                       Global Growth Fund - Class 2 Shares
                 Global Life Sciences Portfolio - Service Shares
                  Global Technology Portfolio - Service Shares
                           Growth and Income Portfolio
                          Growth Fund - Class 2 Shares
                       Growth-Income Fund - Class 2 Shares
                              High Yield Bond Trust
                            Investors Fund - Class I
                         Large Cap Growth Fund - Class I
                               Large Cap Portfolio
                      Lazard Retirement Small Cap Portfolio
                 Managed Allocation Series: Aggressive Portfolio
                Managed Allocation Series: Conservative Portfolio
                  Managed Allocation Series: Moderate Portfolio
            Managed Allocation Series: Moderate-Aggressive Portfolio
           Managed Allocation Series: Moderate-Conservative Portfolio
                              Managed Assets Trust
                 Mercury Global Allocation V.I. Fund - Class III
                        Mercury Large Cap Core Portfolio
                Mercury Value Opportunities V.I. Fund - Class III
                          MFS Emerging Growth Portfolio
                          MFS Mid Cap Growth Portfolio
                           MFS Total Return Portfolio
                               MFS Value Portfolio
                    Mid Cap Growth Portfolio - Service Shares
                       Mid Cap Portfolio - Service Class 2
                             Mid-Cap Value Portfolio
                     Mondrian International Stock Portfolio
                             Money Market Portfolio
            Multiple Discipline Portfolio - All Cap Growth and Value
        Multiple Discipline Portfolio - Balanced All Cap Growth and Value
         Multiple Discipline Portfolio - Global All Cap Growth and Value
           Multiple Discipline Portfolio - Large Cap Growth and Value
                 Mutual Shares Securities Fund - Class 2 Shares
            Oppenheimer Capital Appreciation Fund/VA - Service Shares
             Oppenheimer Global Securities Fund/VA - Service Shares
                Oppenheimer Main Street Fund/VA - Service Shares
             Pioneer America Income VCT Portfolio - Class II Shares
                  Pioneer AmPac Growth VCT Portfolio - Class II
                Pioneer Balanced VCT Portfolio - Class II Shares
              Pioneer Cullen Value VCT Portfolio - Class II Shares
            Pioneer Emerging Markets VCT Portfolio - Class II Shares
              Pioneer Equity Income VCT Portfolio - Class II Shares
           Pioneer Equity Opportunity VCT Portfolio - Class II Shares
                 Pioneer Europe VCT Portfolio - Class II Shares
                             Pioneer Fund Portfolio
                  Pioneer Fund VCT Portfolio - Class II Shares
            Pioneer Global High Yield VCT Portfolio - Class II Shares
              Pioneer Growth Shares VCT Portfolio - Class II Shares
               Pioneer High Yield VCT Portfolio - Class II Shares
         Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II
                                     Shares
           Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II
                                     Shares
          Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II
                                     Shares
           Pioneer International Value VCT Portfolio - Class II Shares
                         Pioneer Mid Cap Value Portfolio
              Pioneer Mid Cap Value VCT Portfolio - Class II Shares
           Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II
                                     Shares
           Pioneer Real Estate Shares VCT Portfolio - Class II Shares
            Pioneer Small and Mid Cap Growth VCT Portfolio - Class II
             Pioneer Small Cap Value VCT Portfolio - Class II Shares
              Pioneer Small Company VCT Portfolio - Class II Shares
                       Pioneer Strategic Income Portfolio
            Pioneer Strategic Income VCT Portfolio - Class II Shares
                  Pioneer Value VCT Portfolio - Class II Shares
                Putnam VT Discovery Growth Fund - Class IB Shares
              Putnam VT International Equity Fund - Class IB Shares
                Putnam VT Small Cap Value Fund - Class IB Shares
                  Real Return Portfolio - Administrative Class
        Salomon Brothers Variable Aggressive Growth Fund - Class I Shares

           Salomon Brothers Variable Aggressive Growth Fund - Class II
                                     Shares
                Salomon Brothers Variable All Cap Fund - Class II
         Salomon Brothers Variable Growth & Income Fund - Class I Shares
              SB Adjustable Rate Income Portfolio - Class I Shares
                         Small Cap Growth Fund - Class I
                    Smith Barney Aggressive Growth Portfolio
                    Smith Barney Dividend Strategy Portfolio
                       Smith Barney High Income Portfolio
               Smith Barney International All Cap Growth Portfolio
                     Smith Barney Large Cap Value Portfolio
               Smith Barney Large Capitalization Growth Portfolio
                       Smith Barney Mid Cap Core Portfolio
                       Smith Barney Money Market Portfolio
            Smith Barney Premier Selections All Cap Growth Portfolio
              Smith Barney Small Cap Growth Opportunities Portfolio
                        Social Awareness Stock Portfolio
                           Strategic Equity Portfolio
                 Style Focus Series: Small Cap Growth Portfolio
                  Style Focus Series: Small Cap Value Portfolio
          Templeton Developing Markets Securities Fund - Class 2 Shares
               Templeton Foreign Securities Fund - Class 2 Shares
                Templeton Growth Securities Fund - Class 2 Shares
                          Total Return Fund - Class II
                  Total Return Portfolio - Administrative Class
                       Travelers Managed Income Portfolio
                        Travelers Quality Bond Portfolio
                      U.S. Government Securities Portfolio
                         Van Kampen Enterprise Portfolio
                   Worldwide Growth Portfolio - Service Shares

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of The Travelers Insurance Company and Owners of Variable Annuity Contracts of The Travelers Separate Account Nine for Variable Annuities:

We have audited the statement of changes in net assets of The Travelers Separate Account Nine for Variable Annuities (comprised of the sub-accounts disclosed in Note 1 and Note 4) for the year or lesser periods ended December 31, 2004 and the financial highlights for each of the years or lesser periods in the four-year period then ended. The statement of changes in net assets and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and financial highlights referred to above present fairly, in all material respects, the changes in net assets of each of the sub-accounts constituting The Travelers Separate Account Nine for Variable Annuities for the year or lesser periods then ended, and the financial highlights for each of the years or lesser periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Hartford, Connecticut
March 16, 2005

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                             CAPITAL                                MANAGED               MONEY
                                          APPRECIATION         HIGH YIELD            ASSETS               MARKET
                                              FUND             BOND TRUST            TRUST              PORTFOLIO
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $       832,295     $       355,437     $       105,914     $     1,802,358

  Receivables:
    Dividends ................                       --                  --                  --               3,308
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  832,295             355,437             105,914           1,805,666
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       43                  20                   6                  96
    Administrative fees ......                        4                   1                   1                   7
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       47                  21                   7                 103
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       832,248     $       355,416     $       105,907     $     1,805,563
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                AIM V.I.
                                            AIM V.I.            MID CAP                            ALLIANCEBERNSTEIN
                                             CAPITAL              CORE              AIM V.I.           GROWTH AND
                                          APPRECIATION           EQUITY             PREMIER              INCOME
                                             FUND -              FUND -          EQUITY FUND -        PORTFOLIO -
                                            SERIES II          SERIES II            SERIES I            CLASS B
                                        ---------------     ---------------     ---------------    -----------------
ASSETS:
  Investments at market value:          $       976,030     $       324,430     $       210,109     $     3,481,407

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  976,030             324,430             210,109           3,481,407
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       53                  18                   8                 171
    Administrative fees ......                        4                   1                   1                  14
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       57                  19                   9                 185
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       975,973     $       324,411     $       210,100     $     3,481,222
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

ALLIANCEBERNSTEIN         GLOBAL                                                     CREDIT SUISSE          DELAWARE
    LARGE-CAP             GROWTH               GROWTH           GROWTH-INCOME            TRUST              VIP REIT
     GROWTH               FUND -               FUND -              FUND -               EMERGING            SERIES -
   PORTFOLIO -           CLASS 2              CLASS 2              CLASS 2              MARKETS             STANDARD
     CLASS B              SHARES               SHARES              SHARES              PORTFOLIO             CLASS
-----------------    ---------------      ---------------      ---------------      ---------------      ---------------
$     2,329,849      $    24,105,850      $    73,939,632      $    74,666,372      $        15,984      $     2,957,528


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      2,329,849           24,105,850           73,939,632           74,666,372               15,984            2,957,528
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            109                1,216                3,738                3,763                    1                  158
              9                   99                  304                  307                   --                   12
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            118                1,315                4,042                4,070                    1                  170
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     2,329,731      $    24,104,535      $    73,935,590      $    74,662,302      $        15,983      $     2,957,358
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                             DREYFUS VIF -          MERCURY             MERCURY
                                          DREYFUS VIF -        DEVELOPING            GLOBAL              VALUE
                                          APPRECIATION          LEADERS            ALLOCATION        OPPORTUNITIES
                                           PORTFOLIO -        PORTFOLIO -         V.I. FUND -         V.I. FUND -
                                         INITIAL SHARES      INITIAL SHARES        CLASS III           CLASS III
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $       465,671     $       462,158     $     1,692,498     $     4,642,181

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  465,671             462,158           1,692,498           4,642,181
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       24                  24                  91                 232
    Administrative fees ......                        2                   2                   7                  19
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       26                  26                  98                 251
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       465,645     $       462,132     $     1,692,400     $     4,641,930
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                         FRANKLIN             FRANKLIN
   FRANKLIN               RISING             SMALL-MID                                TEMPLETON
    INCOME              DIVIDENDS            CAP GROWTH         MUTUAL SHARES         DEVELOPING           TEMPLETON
  SECURITIES            SECURITIES           SECURITIES          SECURITIES            MARKETS              FOREIGN
    FUND -                FUND -               FUND -              FUND -             SECURITIES           SECURITIES
   CLASS II              CLASS 2              CLASS 2              CLASS 2          FUND - CLASS 2       FUND - CLASS 2
    SHARES                SHARES               SHARES              SHARES               SHARES               SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     3,618,459      $     3,157,552      $     6,756,815      $    15,472,321      $    10,400,128      $    20,189,658


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      3,618,459            3,157,552            6,756,815           15,472,321           10,400,128           20,189,658
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            191                  176                  330                  791                  529                1,025
             15                   13                   28                   64                   43                   83
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            206                  189                  358                  855                  572                1,108
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     3,618,253      $     3,157,363      $     6,756,457      $    15,471,466      $    10,399,556      $    20,188,550
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            TEMPLETON
                                             GROWTH
                                           SECURITIES                              DIVERSIFIED         EQUITY INDEX
                                             FUND -                                 STRATEGIC          PORTFOLIO -
                                             CLASS 2          APPRECIATION            INCOME             CLASS II
                                             SHARES             PORTFOLIO           PORTFOLIO             SHARES
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $     8,121,482     $    22,414,376     $    14,357,739     $    12,470,508

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                8,121,482          22,414,376          14,357,739          12,470,508
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      426               1,082                 681                 625
    Administrative fees ......                       33                  92                  59                  51
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                      459               1,174                 740                 676
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $     8,121,023     $    22,413,202     $    14,356,999     $    12,469,832
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                     SALOMON BROTHERS     SALOMON BROTHERS    SALOMON BROTHERS
                         VARIABLE             VARIABLE            VARIABLE
  FUNDAMENTAL           AGGRESSIVE           AGGRESSIVE           GROWTH &                                GLOBAL LIFE
     VALUE            GROWTH FUND -        GROWTH FUND -        INCOME FUND -    BALANCED PORTFOLIO -  SCIENCES PORTFOLIO -
   PORTFOLIO          CLASS I SHARES      CLASS II SHARES      CLASS I SHARES       SERVICE SHARES       SERVICE SHARES
---------------      ----------------     ----------------    ----------------   --------------------  --------------------
$    36,977,187      $       970,069      $     1,814,988      $       198,018      $     1,035,112      $        14,045


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     36,977,187              970,069            1,814,988              198,018            1,035,112               14,045
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




          1,813                   53                  101                   10                   50                   --
            152                    4                    7                    1                    4                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          1,965                   57                  108                   11                   54                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$    36,975,222      $       970,012      $     1,814,880      $       198,007      $     1,035,058      $        14,045
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                             GLOBAL                                                      LAZARD
                                           TECHNOLOGY           MID CAP            WORLDWIDE           RETIREMENT
                                           PORTFOLIO -     GROWTH PORTFOLIO -  GROWTH PORTFOLIO -      SMALL CAP
                                         SERVICE SHARES      SERVICE SHARES      SERVICE SHARES        PORTFOLIO
                                        ---------------    ------------------  ------------------   ---------------
ASSETS:
  Investments at market value:          $       146,377     $     1,244,351     $        76,905     $     4,674,148

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  146,377           1,244,351              76,905           4,674,148
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                        8                  55                   4                 240
    Administrative fees ......                        1                   5                  --                  19
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                        9                  60                   4                 259
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       146,368     $     1,244,291     $        76,901     $     4,673,889
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            OPPENHEIMER          OPPENHEIMER
                                              CAPITAL              GLOBAL             OPPENHEIMER         REAL RETURN
                                            APPRECIATION         SECURITIES           MAIN STREET         PORTFOLIO -
   GROWTH AND            MID-CAP             FUND/VA -            FUND/VA -            FUND/VA -         ADMINISTRATIVE
INCOME PORTFOLIO     VALUE PORTFOLIO       SERVICE SHARES      SERVICE SHARES        SERVICE SHARES          CLASS
----------------     ---------------      ---------------      ---------------      ---------------      ---------------
$     6,636,468      $    12,137,431      $     1,365,933      $     2,049,090      $       203,339      $    18,406,868


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      6,636,468           12,137,431            1,365,933            2,049,090              203,339           18,406,868
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            358                  634                   73                  111                   12                  903
             27                   50                    5                    8                    1                   76
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            385                  684                   78                  119                   13                  979
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     6,636,083      $    12,136,747      $     1,365,855      $     2,048,971      $       203,326      $    18,405,889
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                   PIONEER
                                                                                   AMERICA              PIONEER
                                                                PIONEER           INCOME VCT            BALANCED
                                         TOTAL RETURN         AMPAC GROWTH       PORTFOLIO -        VCT PORTFOLIO -
                                          PORTFOLIO -       VCT PORTFOLIO -        CLASS II             CLASS II
                                      ADMINISTRATIVE CLASS      CLASS II            SHARES               SHARES
                                      --------------------  ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $    62,697,172     $       116,932     $     1,271,109     $       467,648

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........               62,697,172             116,932           1,271,109             467,648
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                    3,046                   7                  68                  25
    Administrative fees ......                      258                   1                   5                   2
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                    3,304                   8                  73                  27
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $    62,693,868     $       116,924     $     1,271,036     $       467,621
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                         PIONEER                                   PIONEER
     PIONEER             EMERGING             PIONEER              EQUITY               PIONEER             PIONEER
  CULLEN VALUE         MARKETS VCT         EQUITY INCOME         OPPORTUNITY           EUROPE VCT           FUND VCT
 VCT PORTFOLIO -       PORTFOLIO -        VCT PORTFOLIO -      VCT PORTFOLIO -        PORTFOLIO -         PORTFOLIO -
    CLASS II             CLASS II             CLASS II            CLASS II              CLASS II            CLASS II
     SHARES               SHARES               SHARES              SHARES                SHARES              SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       243,514      $       604,244      $     1,800,082      $        30,538      $       106,859      $     1,499,896


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        243,514              604,244            1,800,082               30,538              106,859            1,499,896
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             13                   35                   98                    2                    6                   87
              1                    3                    7                   --                    1                    6
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             14                   38                  105                    2                    7                   93
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$       243,500      $       604,206      $     1,799,977      $        30,536      $       106,852      $     1,499,803
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                        PIONEER
                                            PIONEER             PIONEER                                 IBBOTSON
                                            GLOBAL               GROWTH             PIONEER            AGGRESSIVE
                                          HIGH YIELD             SHARES            HIGH YIELD          ALLOCATION
                                        VCT PORTFOLIO -     VCT PORTFOLIO -     VCT PORTFOLIO -     VCT PORTFOLIO -
                                           CLASS II             CLASS II            CLASS II            CLASS II
                                            SHARES               SHARES              SHARES              SHARES
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $       872,313     $       109,032     $     2,345,996     $       234,002

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  872,313             109,032           2,345,996             234,002
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       50                   6                 129                  14
    Administrative fees ......                        4                  --                  10                   1
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       54                   6                 139                  15
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       872,259     $       109,026     $     2,345,857     $       233,987
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

    PIONEER              PIONEER                                                        PIONEER
   IBBOTSON              IBBOTSON             PIONEER              PIONEER             OAK RIDGE             PIONEER
    GROWTH               MODERATE          INTERNATIONAL           MID CAP             LARGE CAP           REAL ESTATE
  ALLOCATION            ALLOCATION             VALUE                VALUE                GROWTH               SHARES
VCT PORTFOLIO -      VCT PORTFOLIO -      VCT PORTFOLIO -      VCT PORTFOLIO -      VCT PORTFOLIO -      VCT PORTFOLIO -
   CLASS II              CLASS II             CLASS II            CLASS II              CLASS II             CLASS II
    SHARES                SHARES               SHARES              SHARES                SHARES               SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       189,026      $       910,378      $       404,168      $     1,587,769      $       618,238      $       525,170


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        189,026              910,378              404,168            1,587,769              618,238              525,170
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             11                   53                   21                   86                   34                   29
              1                    3                    2                    6                    2                    2
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             12                   56                   23                   92                   36                   31
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$       189,014      $       910,322      $       404,145      $     1,587,677      $       618,202      $       525,139
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                             PIONEER            PIONEER             PIONEER             PIONEER
                                            SMALL AND          SMALL CAP             SMALL             STRATEGIC
                                             MID CAP           VALUE VCT          COMPANY VCT          INCOME VCT
                                           GROWTH VCT         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                           PORTFOLIO -          CLASS II            CLASS II            CLASS II
                                            CLASS II             SHARES              SHARES              SHARES
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $       651,573     $       662,131     $        89,048     $     2,824,783

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  651,573             662,131              89,048           2,824,783
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       37                  36                   5                 155
    Administrative fees ......                        3                   3                   1                  12
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       40                  39                   6                 167
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       651,533     $       662,092     $        89,042     $     2,824,616
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

    PIONEER             PUTNAM VT            PUTNAM VT            PUTNAM VT
   VALUE VCT            DISCOVERY          INTERNATIONAL          SMALL CAP
  PORTFOLIO -         GROWTH FUND -        EQUITY FUND -        VALUE FUND -            ALL CAP             INVESTORS
   CLASS II              CLASS IB             CLASS IB            CLASS IB              FUND -                FUND -
    SHARES                SHARES               SHARES              SHARES               CLASS I              CLASS I
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       702,790      $        72,877      $     1,817,083      $     6,329,454      $    12,349,359      $     6,765,105


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        702,790               72,877            1,817,083            6,329,454           12,349,359            6,765,105
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             40                    3                   88                  319                  603                  337
              3                    1                    8                   26                   51                   28
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             43                    4                   96                  345                  654                  365
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$       702,747      $        72,873      $     1,816,987      $     6,329,109      $    12,348,705      $     6,764,740
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                SALOMON
                                                                BROTHERS
                                            LARGE CAP           VARIABLE           SMALL CAP             TOTAL
                                          GROWTH FUND -      ALL CAP FUND -      GROWTH FUND -       RETURN FUND -
                                             CLASS I            CLASS II            CLASS I             CLASS II
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $       473,934     $        87,409     $     3,694,972     $       461,238

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  473,934              87,409           3,694,972             461,238
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       26                   5                 184                  25
    Administrative fees ......                        2                   1                  15                   2
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       28                   6                 199                  27
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       473,906     $        87,403     $     3,694,773     $       461,211
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                  MULTIPLE              MULTIPLE
                       SMITH BARNEY           MULTIPLE           DISCIPLINE            DISCIPLINE            MULTIPLE
                         PREMIER             DISCIPLINE          PORTFOLIO -          PORTFOLIO -           DISCIPLINE
 SMITH BARNEY           SELECTIONS          PORTFOLIO -           BALANCED               GLOBAL            PORTFOLIO -
   DIVIDEND              ALL CAP              ALL CAP              ALL CAP              ALL CAP             LARGE CAP
   STRATEGY               GROWTH             GROWTH AND          GROWTH AND            GROWTH AND           GROWTH AND
   PORTFOLIO            PORTFOLIO              VALUE                VALUE                VALUE                VALUE
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     2,474,060      $       341,587      $    74,361,032      $    71,190,533      $    24,291,177      $    11,380,959


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      2,474,060              341,587           74,361,032           71,190,533           24,291,177           11,380,959
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            121                   16                3,766                3,599                1,215                  577
             10                    1                  305                  293                  100                   47
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            131                   17                4,071                3,892                1,315                  624
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     2,473,929      $       341,570      $    74,356,961      $    71,186,641      $    24,289,862      $    11,380,335
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                  DISCIPLINED
                                          AIM CAPITAL         CONVERTIBLE           MID CAP              EQUITY
                                         APPRECIATION          SECURITIES            STOCK               INCOME
                                           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $     2,280,117     $     3,119,524     $       738,789     $    16,897,215

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                2,280,117           3,119,524             738,789          16,897,215
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      119                 164                  39                 823
    Administrative fees ......                        9                  13                   3                  69
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                      128                 177                  42                 892
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $     2,279,989     $     3,119,347     $       738,747     $    16,896,323
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                    MANAGED             MANAGED             MANAGED
                                                                  ALLOCATION           ALLOCATION          ALLOCATION
    FEDERATED            FEDERATED                                  SERIES:             SERIES:             SERIES:
   HIGH YIELD              STOCK             LARGE CAP            AGGRESSIVE          CONSERVATIVE          MODERATE
    PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO           PORTFOLIO           PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     1,096,506      $       485,001      $     2,915,767      $       386,351      $       168,987      $       753,310


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      1,096,506              485,001            2,915,767              386,351              168,987              753,310
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             59                   26                  141                   22                    9                   44
              4                    2                   12                    2                    1                    3
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             63                   28                  153                   24                   10                   47
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     1,096,443      $       484,973      $     2,915,614      $       386,327      $       168,977      $       753,263
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            MANAGED             MANAGED
                                          ALLOCATION           ALLOCATION                                 MFS
                                            SERIES:             SERIES:             MERCURY             MID CAP
                                      MODERATE-AGGRESSIVE MODERATE-CONSERVATIVE    LARGE CAP             GROWTH
                                           PORTFOLIO           PORTFOLIO         CORE PORTFOLIO        PORTFOLIO
                                      ------------------- --------------------- ---------------     ---------------
ASSETS:
  Investments at market value:          $       813,832     $        85,767     $     1,996,902     $     2,803,339

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  813,832              85,767           1,996,902           2,803,339
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       45                   4                  93                 141
    Administrative fees ......                        3                  --                   8                  12
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       48                   4                 101                 153
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       813,784     $        85,763     $     1,996,801     $     2,803,186
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                        PIONEER              PIONEER
      MFS                 MFS                 MONDRIAN             PIONEER              MID CAP             STRATEGIC
 TOTAL RETURN            VALUE             INTERNATIONAL             FUND                VALUE                INCOME
   PORTFOLIO           PORTFOLIO          STOCK PORTFOLIO         PORTFOLIO            PORTFOLIO            PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$    48,164,361      $     3,556,502      $     5,514,495      $     2,232,940      $        24,461      $    10,301,762


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     48,164,361            3,556,502            5,514,495            2,232,940               24,461           10,301,762
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




          2,351                  177                  293                  113                    1                  533
            198                   15                   23                    9                   --                   43
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          2,549                  192                  316                  122                    1                  576
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$    48,161,812      $     3,556,310      $     5,514,179      $     2,232,818      $        24,460      $    10,301,186
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                              STYLE FOCUS             STYLE
                                                                SERIES:           FOCUS SERIES:         TRAVELERS
                                            STRATEGIC          SMALL CAP            SMALL CAP            MANAGED
                                             EQUITY              GROWTH               VALUE               INCOME
                                            PORTFOLIO          PORTFOLIO            PORTFOLIO           PORTFOLIO
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $     1,439,193     $        44,572     $        52,300     $    17,956,544

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                1,439,193              44,572              52,300          17,956,544
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       71                   2                   3                 884
    Administrative fees ......                        6                  --                  --                  74
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       77                   2                   3                 958
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $     1,439,116     $        44,570     $        52,297     $    17,955,586
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                     SB
                                                                 ADJUSTABLE
   TRAVELERS               U.S.                                  RATE INCOME          SMITH BARNEY
    QUALITY             GOVERNMENT           VAN KAMPEN          PORTFOLIO -           AGGRESSIVE          SMITH BARNEY
     BOND               SECURITIES           ENTERPRISE            CLASS I               GROWTH            HIGH INCOME
   PORTFOLIO            PORTFOLIO            PORTFOLIO             SHARES              PORTFOLIO            PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     1,421,625      $       262,864      $       968,188      $     5,732,793      $    51,706,644      $    21,794,719


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      1,421,625              262,864              968,188            5,732,793           51,706,644           21,794,719
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             73                   15                   49                  293                2,489                1,069
              6                    1                    4                   23                  213                   90
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             79                   16                   53                  316                2,702                1,159
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     1,421,546      $       262,848      $       968,135      $     5,732,477      $    51,703,942      $    21,793,560
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                         SMITH BARNEY                            SMITH BARNEY
                                         INTERNATIONAL        SMITH BARNEY          LARGE            SMITH BARNEY
                                            ALL CAP            LARGE CAP        CAPITALIZATION         MID CAP
                                            GROWTH               VALUE              GROWTH               CORE
                                           PORTFOLIO           PORTFOLIO          PORTFOLIO           PORTFOLIO
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $       233,672     $     1,003,350     $    13,694,111     $    10,570,097

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  233,672           1,003,350          13,694,111          10,570,097
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                        9                  37                 666                 512
    Administrative fees ......                        1                   4                  56                  43
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       10                  41                 722                 555
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       233,662     $     1,003,309     $    13,693,389     $    10,569,542
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                  EMERGING                                 SMITH BARNEY
 SMITH BARNEY             SOCIAL              COMSTOCK             GROWTH              ENTERPRISE           SMALL CAP
     MONEY              AWARENESS           PORTFOLIO -          PORTFOLIO -          PORTFOLIO -             GROWTH
    MARKET                STOCK               CLASS II             CLASS I              CLASS II          OPPORTUNITIES
   PORTFOLIO            PORTFOLIO              SHARES              SHARES                SHARES             PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$    11,097,878      $        49,104      $     2,093,032      $     1,114,644      $         2,192      $     3,666,735


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     11,097,878               49,104            2,093,032            1,114,644                2,192            3,666,735
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            520                    3                  113                   49                   (3)                 172
             46                    1                    9                    4                   --                   15
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            566                    4                  122                   53                   (3)                 187
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$    11,097,312      $        49,100      $     2,092,910      $     1,114,591      $         2,195      $     3,666,548
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                     DYNAMIC
                                                                                     CAPITAL
                                         CONTRAFUND(R)       CONTRAFUND(R)         APPRECIATION          MID CAP
                                          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -         PORTFOLIO -
                                            SERVICE             SERVICE              SERVICE             SERVICE
                                             CLASS              CLASS 2              CLASS 2             CLASS 2
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $    26,862,222     $     3,200,489     $       100,851     $    24,514,472

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........               26,862,222           3,200,489             100,851          24,514,472
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                    1,379                 174                   5               1,223
    Administrative fees ......                      110                  13                   1                 101
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                    1,489                 187                   6               1,324
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $    26,860,733     $     3,200,302     $       100,845     $    24,513,148
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       This page intentionally left blank.

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                             CAPITAL                                                MONEY
                                                           APPRECIATION      HIGH YIELD         MANAGED             MARKET
                                                               FUND          BOND TRUST       ASSETS TRUST        PORTFOLIO
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --   $            18   $            14   $        47,696
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                   8,134             5,626             1,583            30,546
  Administrative fees .........................                     637               424               120             2,433
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                   8,771             6,050             1,703            32,979
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                  (8,771)           (6,032)           (1,689)           14,717
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --                --               544                --
    Realized gain (loss) on sale of investments                   4,931              (846)              (10)               --
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                   4,931              (846)              534                --
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                  74,904             5,739             3,603                --
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $        71,064   $        (1,139)  $         2,448   $        14,717
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

   AIM V.I.              AIM V.I.                             ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
    CAPITAL              MID CAP              AIM V.I.           GROWTH AND            LARGE-CAP              GLOBAL
 APPRECIATION              CORE               PREMIER              INCOME                GROWTH           GROWTH FUND -
    FUND -            EQUITY FUND -        EQUITY FUND -         PORTFOLIO -          PORTFOLIO -            CLASS 2
   SERIES II            SERIES II             SERIES I             CLASS B              CLASS B               SHARES
---------------      ---------------      ---------------     -----------------    -----------------     ---------------
$            --      $           926      $         1,744      $        36,249      $            --      $       122,822
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         15,925                5,957                3,441               51,990               33,961              332,945
          1,215                  446                  350                4,392                3,050               27,506
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         17,140                6,403                3,791               56,382               37,011              360,451
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (17,140)              (5,477)              (2,047)             (20,133)             (37,011)            (237,629)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --               10,073                   --                   --                   --                   --
          1,921                2,246                7,180               14,183               (5,272)              35,596
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          1,921               12,319                7,180               14,183               (5,272)              35,596
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         78,747                8,535                3,477               95,932              332,717            2,669,069
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        63,528      $        15,377      $         8,610      $        89,982      $       290,434      $     2,467,036
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                              CREDIT SUISSE       DELAWARE
                                                                            GROWTH-INCOME         TRUST           VIP REIT
                                                         GROWTH FUND -         FUND -            EMERGING         SERIES -
                                                            CLASS 2            CLASS 2           MARKETS          STANDARD
                                                             SHARES            SHARES           PORTFOLIO          CLASS
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $       441,314   $       931,230   $           100   $        34,573
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................               1,017,461         1,128,714               243            43,450
  Administrative fees .........................                  83,873            93,402                22             3,333
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................               1,101,334         1,222,116               265            46,783
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                (660,020)         (290,886)             (165)          (12,210)
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --           250,694                --           104,776
    Realized gain (loss) on sale of investments                  75,447            99,283               791            23,929
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                  75,447           349,977               791           128,705
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................               8,896,617         2,788,056             2,653             7,322
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $     8,312,044   $     2,847,147   $         3,279   $       123,817
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                             FRANKLIN
                                                                                        FRANKLIN              RISING
                      DREYFUS VIF -           MERCURY               MERCURY              INCOME             DIVIDENDS
  DREYFUS VIF -         DEVELOPING             GLOBAL                VALUE             SECURITIES           SECURITIES
  APPRECIATION           LEADERS             ALLOCATION          OPPORTUNITIES           FUND -               FUND -
   PORTFOLIO -         PORTFOLIO -          V.I. FUND -           V.I. FUND -           CLASS II             CLASS 2
 INITIAL SHARES       INITIAL SHARES         CLASS III             CLASS III             SHARES               SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            71      $            --      $        36,809      $        29,254      $         2,613      $        23,266
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          8,156                6,705               23,403               52,748               16,100               53,293
            649                  530                1,787                4,486                1,284                3,914
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          8,805                7,235               25,190               57,234               17,384               57,207
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (8,734)              (7,235)              11,619              (27,980)             (14,771)             (33,941)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --            1,778,698                  227               15,868
          2,753                1,249                1,355              (15,552)                (719)               6,287
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          2,753                1,249                1,355            1,763,146                 (492)              22,155
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         16,530               26,019              104,090           (1,401,269)             (15,933)              76,201
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        10,549      $        20,033      $       117,064      $       333,897      $       (31,196)     $        64,415
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                           FRANKLIN
                                                          SMALL-MID                           TEMPLETON          TEMPLETON
                                                          CAP GROWTH                          DEVELOPING          FOREIGN
                                                          SECURITIES       MUTUAL SHARES       MARKETS           SECURITIES
                                                            FUND -          SECURITIES        SECURITIES           FUND -
                                                           CLASS 2        FUND - CLASS 2    FUND - CLASS 2        CLASS 2
                                                            SHARES            SHARES            SHARES             SHARES
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --   $        95,736   $        76,649   $       171,941
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                 110,946           202,664           113,441           275,411
  Administrative fees .........................                   9,356            16,580             9,270            22,594
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                 120,302           219,244           122,711           298,005
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                (120,302)         (123,508)          (46,062)         (126,064)
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --            35,862                --                --
    Realized gain (loss) on sale of investments                  46,751            35,595            24,613            32,308
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                  46,751            71,457            24,613            32,308
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 310,009         1,099,902         1,652,097         1,519,570
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       236,458   $     1,047,851   $     1,630,648   $     1,425,814
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                             SALOMON
   TEMPLETON                                                                                                 BROTHERS
    GROWTH                                                          EQUITY                                   VARIABLE
  SECURITIES                                DIVERSIFIED              INDEX                                  AGGRESSIVE
    FUND -                                   STRATEGIC            PORTFOLIO -                             GROWTH FUND -
    CLASS 2           APPRECIATION             INCOME              CLASS II           FUNDAMENTAL            CLASS I
    SHARES             PORTFOLIO             PORTFOLIO              SHARES          VALUE PORTFOLIO           SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$        50,143      $       189,312      $       797,633      $       152,440      $       341,433      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         90,744              363,971              239,567              194,959              613,583               17,240
          7,215               31,191               20,816               16,037               51,580                1,284
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         97,959              395,162              260,383              210,996              665,163               18,524
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (47,816)            (205,850)             537,250              (58,556)            (323,730)             (18,524)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --                   --            2,146,516                   --
          6,844              138,015                9,987               42,446              124,413                4,480
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          6,844              138,015                9,987               42,446            2,270,929                4,480
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        462,267              606,487             (452,377)             299,200             (830,463)              85,056
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       421,295      $       538,652      $        94,860      $       283,090      $     1,116,736      $        71,012
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            SALOMON           SALOMON
                                                            BROTHERS         BROTHERS
                                                            VARIABLE         VARIABLE                           GLOBAL LIFE
                                                           AGGRESSIVE        GROWTH &           BALANCED          SCIENCES
                                                         GROWTH FUND -     INCOME FUND -      PORTFOLIO -       PORTFOLIO -
                                                            CLASS II          CLASS I           SERVICE           SERVICE
                                                             SHARES           SHARES             SHARES            SHARES
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --   $           714   $        23,232   $            --
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                  30,644             3,570            20,288               230
  Administrative fees .........................                   2,250               293             1,742                21
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                  32,894             3,863            22,030               251
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                 (32,894)           (3,149)            1,202              (251)
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --                --                --                --
    Realized gain (loss) on sale of investments                   7,475             1,729            44,526               298
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                   7,475             1,729            44,526               298
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 156,482             4,668            13,096             1,315
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       131,063   $         3,248   $        58,824   $         1,362
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

     GLOBAL               MID CAP             WORLDWIDE
   TECHNOLOGY              GROWTH               GROWTH              LAZARD
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          RETIREMENT           GROWTH AND            MID-CAP
     SERVICE              SERVICE              SERVICE             SMALL CAP             INCOME               VALUE
     SHARES                SHARES               SHARES             PORTFOLIO           PORTFOLIO            PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            --      $            --      $           908      $            --      $        63,365      $        50,294
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          2,246               17,697                1,235               69,838              104,414              158,439
            173                1,654                  109                5,656                8,035               12,516
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          2,419               19,351                1,344               75,494              112,449              170,955
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (2,419)             (19,351)                (436)             (75,494)             (49,084)            (120,661)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --              297,159              387,152              687,203
            628                6,798                  215                8,979               12,478                4,856
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            628                6,798                  215              306,138              399,630              692,059
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         14,187              125,835                3,042             (114,568)            (205,281)              64,207
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        12,396      $       113,282      $         2,821      $       116,076      $       145,265      $       635,605
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                         OPPENHEIMER        OPPENHEIMER
                                                           CAPITAL            GLOBAL          OPPENHEIMER
                                                         APPRECIATION       SECURITIES        MAIN STREET      REAL RETURN
                                                          FUND/VA -          FUND/VA -         FUND/VA -       PORTFOLIO -
                                                           SERVICE            SERVICE           SERVICE       ADMINISTRATIVE
                                                            SHARES            SHARES             SHARES           CLASS
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $         7,024   $        10,561   $         1,428   $       419,860
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                  21,919            30,047             3,246           255,427
  Administrative fees .........................                   1,686             2,278               239            21,825
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                  23,605            32,325             3,485           277,252
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                 (16,581)          (21,764)           (2,057)          142,608
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --                --                --           198,425
    Realized gain (loss) on sale of investments                   1,614             4,935             1,209               (49)
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                   1,614             4,935             1,209           198,376
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                  61,227           231,533             8,380          (315,814)
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $        46,260   $       214,704   $         7,532   $        25,170
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                              PIONEER                                   PIONEER              PIONEER
                          PIONEER             AMERICA              PIONEER               CULLEN              EMERGING
 TOTAL RETURN              AMPAC             INCOME VCT         BALANCED VCT           VALUE VCT           MARKETS VCT
  PORTFOLIO -            GROWTH VCT         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
ADMINISTRATIVE          PORTFOLIO -           CLASS II            CLASS II              CLASS II             CLASS II
     CLASS                CLASS II             SHARES              SHARES                SHARES               SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     1,943,414      $           446      $        45,489      $         7,158      $            --      $         1,814
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        979,405                2,373               19,838                7,796                2,001                8,206
         84,059                  163                1,529                  613                  159                  579
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      1,063,464                2,536               21,367                8,409                2,160                8,785
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        879,950               (2,090)              24,122               (1,251)              (2,160)              (6,971)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



        995,432                   --                   --                   --                   --                   --
         18,895                   85                 (671)                 234                  133               10,461
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      1,014,327                   85                 (671)                 234                  133               10,461
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


     (1,633,361)               1,126              (27,672)               9,096               15,783              129,472
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       260,916      $          (879)     $        (4,221)     $         8,079      $        13,756      $       132,962
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            PIONEER           PIONEER
                                                             EQUITY           EQUITY             PIONEER          PIONEER
                                                           INCOME VCT       OPPORTUNITY         EUROPE VCT        FUND VCT
                                                          PORTFOLIO -     VCT PORTFOLIO -      PORTFOLIO -      PORTFOLIO -
                                                            CLASS II         CLASS II            CLASS II         CLASS II
                                                             SHARES           SHARES              SHARES           SHARES
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $        31,937   $            --   $           429   $        15,599
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                  28,314               182             1,732            29,199
  Administrative fees .........................                   2,132                14               129             2,065
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                  30,446               196             1,861            31,264
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                   1,491              (196)           (1,432)          (15,665)
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --                --                --                --
    Realized gain (loss) on sale of investments                   6,505                 1               455             9,040
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                   6,505                 1               455             9,040
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                  40,670               742             6,355            63,805
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $        48,666   $           547   $         5,378   $        57,180
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                   PIONEER              PIONEER              PIONEER
    PIONEER              PIONEER                                  IBBOTSON              IBBOTSON             IBBOTSON
  GLOBAL HIGH             GROWTH              PIONEER            AGGRESSIVE              GROWTH              MODERATE
   YIELD VCT            SHARES VCT           HIGH YIELD          ALLOCATION            ALLOCATION           ALLOCATION
  PORTFOLIO -          PORTFOLIO -        VCT PORTFOLIO -      VCT PORTFOLIO -      VCT PORTFOLIO -      VCT PORTFOLIO -
   CLASS II              CLASS II             CLASS II            CLASS II              CLASS II             CLASS II
    SHARES                SHARES               SHARES              SHARES                SHARES               SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$        18,528      $           649      $       103,675      $            --      $            --      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          6,226                2,077               39,936                  695                1,739                6,212
            422                  160                2,972                   50                  124                  442
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          6,648                2,237               42,908                  745                1,863                6,654
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         11,880               (1,588)              60,767                 (745)              (1,863)              (6,654)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --               66,520                   --                   --                   --
            173                  292              (17,336)                  14                4,509                1,498
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            173                  292               49,184                   14                4,509                1,498
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          6,383                2,536             (116,416)               3,775                6,466               20,813
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        18,436      $         1,240      $        (6,465)     $         3,044      $         9,112      $        15,657
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                 PIONEER
                                                            PIONEER           PIONEER           OAK RIDGE         PIONEER
                                                         INTERNATIONAL        MID CAP           LARGE CAP       REAL ESTATE
                                                           VALUE VCT         VALUE VCT          GROWTH VCT       SHARES VCT
                                                          PORTFOLIO -       PORTFOLIO -        PORTFOLIO -      PORTFOLIO -
                                                            CLASS II         CLASS II            CLASS II         CLASS II
                                                             SHARES           SHARES              SHARES           SHARES
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $           187   $         2,256   $           514   $        15,835
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                   5,728            22,413             7,077             9,881
  Administrative fees .........................                     459             1,711               536               745
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                   6,187            24,124             7,613            10,626
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                  (6,000)          (21,868)           (7,099)            5,209
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --            64,624                --            19,657
    Realized gain (loss) on sale of investments                   1,720             3,898               507            14,400
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                   1,720            68,522               507            34,057
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                  50,107            20,535            47,372            33,395
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $        45,827   $        67,189   $        40,780   $        72,661
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                              PIONEER
    PIONEER              PIONEER               SMALL                PIONEER
   SMALL AND            SMALL CAP             COMPANY              STRATEGIC            PIONEER              PUTNAM VT
    MID CAP             VALUE VCT               VCT               INCOME VCT           VALUE VCT             DISCOVERY
  GROWTH VCT           PORTFOLIO -          PORTFOLIO -           PORTFOLIO -         PORTFOLIO -          GROWTH FUND -
  PORTFOLIO -            CLASS II             CLASS II             CLASS II             CLASS II              CLASS IB
   CLASS II               SHARES               SHARES               SHARES               SHARES                SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            --      $            --      $            --      $       122,981      $           567      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         10,686                7,890                1,326               44,656               13,018                2,430
            774                  569                  102                3,297                  952                  228
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         11,460                8,459                1,428               47,953               13,970                2,658
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (11,460)              (8,459)              (1,428)              75,028              (13,403)              (2,658)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --               11,718                7,619               29,944                4,294                   --
            468                4,494                  (74)              (8,519)               1,716               29,495
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            468               16,212                7,545               21,425                6,010               29,495
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         29,714               28,645               (3,922)             (94,354)              25,340              (18,692)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        18,722      $        36,398      $         2,195      $         2,099      $        17,947      $         8,145
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                           PUTNAM VT          PUTNAM VT
                                                         INTERNATIONAL        SMALL CAP
                                                         EQUITY FUND -      VALUE FUND -          ALL            INVESTORS
                                                            CLASS IB          CLASS IB         CAP FUND -          FUND -
                                                             SHARES            SHARES           CLASS I           CLASS I
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $        24,260   $         8,334   $       105,537   $        79,254
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                  29,861            96,897           210,945           112,606
  Administrative fees .........................                   2,530             7,981            17,783             9,352
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                  32,391           104,878           228,728           121,958
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                  (8,131)          (96,544)         (123,191)          (42,704)
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --           270,429             8,695                --
    Realized gain (loss) on sale of investments                  26,841            75,832            99,518            58,042
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                  26,841           346,261           108,213            58,042
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 147,752            65,675           306,982           270,058
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       166,462   $       315,392   $       292,004   $       285,396
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                         SALOMON                                                                           SMITH BARNEY
                         BROTHERS                                                                            PREMIER
                         VARIABLE            SMALL CAP                                SMITH BARNEY          SELECTIONS
   LARGE CAP             ALL CAP               GROWTH               TOTAL               DIVIDEND             ALL CAP
 GROWTH FUND -            FUND -               FUND -           RETURN FUND -           STRATEGY              GROWTH
    CLASS I              CLASS II             CLASS I             CLASS II             PORTFOLIO            PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            74      $           525      $            --      $         7,639      $        48,574      $           411
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          8,393                  424               64,076                7,544               42,219                5,082
            642                   29                5,297                  549                3,560                  446
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          9,035                  453               69,373                8,093               45,779                5,528
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (8,961)                  72              (69,373)                (454)               2,795               (5,117)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   62              290,494                2,838                   --                   --
          1,129                    7               65,924                  159                9,199                2,260
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          1,129                   69              356,418                2,997                9,199                2,260
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         24,502                1,338             (177,964)               3,314              (56,417)              19,164
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        16,670      $         1,479      $       109,081      $         5,857      $       (44,423)     $        16,307
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                              MULTIPLE           MULTIPLE
                                                           MULTIPLE          DISCIPLINE         DISCIPLINE         MULTIPLE
                                                          DISCIPLINE         PORTFOLIO -       PORTFOLIO -        DISCIPLINE
                                                         PORTFOLIO -          BALANCED            GLOBAL         PORTFOLIO -
                                                           ALL CAP             ALL CAP           ALL CAP          LARGE CAP
                                                          GROWTH AND         GROWTH AND         GROWTH AND        GROWTH AND
                                                            VALUE               VALUE             VALUE             VALUE
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $       262,952   $       836,536   $       166,885   $        71,307
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................               1,196,820         1,119,517           353,084           183,249
  Administrative fees .........................                  97,852            91,962            29,260            14,967
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................               1,294,672         1,211,479           382,344           198,216
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............              (1,031,720)         (374,943)         (215,459)         (126,909)
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               1,474,946           622,292           249,368           152,685
    Realized gain (loss) on sale of investments                 220,003           109,712            70,732            35,494
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................               1,694,949           732,004           320,100           188,179
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................               2,065,087         1,439,788         1,124,891           183,576
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $     2,728,316   $     1,796,849   $     1,229,532   $       244,846
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                            DISCIPLINED
  AIM CAPITAL          CONVERTIBLE            MID CAP              EQUITY              FEDERATED            FEDERATED
 APPRECIATION           SECURITIES             STOCK               INCOME              HIGH YIELD             STOCK
   PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$         4,761      $        81,391      $            --      $            --      $            --      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         39,296               69,064               12,831              261,878               19,223               10,648
          3,185                5,499                1,005               22,416                1,486                  848
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         42,481               74,563               13,836              284,294               20,709               11,496
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (37,720)               6,828              (13,836)            (284,294)             (20,709)             (11,496)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --               56,088                7,772              211,005                   --                   --
         38,744               18,943                5,036               48,208                  274               23,432
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         38,744               75,031               12,808              259,213                  274               23,432
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        151,808             (193,048)              69,082              480,615               26,934                3,301
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       152,832      $      (111,189)     $        68,054      $       455,534      $         6,499      $        15,237
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                              MANAGED           MANAGED           MANAGED
                                                                            ALLOCATION         ALLOCATION        ALLOCATION
                                                                              SERIES:           SERIES:           SERIES:
                                                          LARGE CAP         AGGRESSIVE        CONSERVATIVE        MODERATE
                                                          PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --   $            --   $           915   $         3,591
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                  51,073             3,236               893             4,232
  Administrative fees .........................                   4,332               226                76               298
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                  55,405             3,462               969             4,530
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                 (55,405)           (3,462)              (54)             (939)
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --               422               301               579
    Realized gain (loss) on sale of investments                  83,360               109                 3               134
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                  83,360               531               304               713
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 177,603            22,306             1,103            15,203
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       205,558   $        19,375   $         1,353   $        14,977
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

      MANAGED              MANAGED
    ALLOCATION            ALLOCATION                                    MFS                  MFS                  MFS
      SERIES:              SERIES:              MERCURY              EMERGING              MID CAP               TOTAL
MODERATE-AGGRESSIVE  MODERATE-CONSERVATIVE     LARGE CAP              GROWTH                GROWTH               RETURN
     PORTFOLIO            PORTFOLIO          CORE PORTFOLIO          PORTFOLIO            PORTFOLIO            PORTFOLIO
-------------------  ---------------------   ---------------      ---------------      ---------------      ---------------
  $         3,754       $           379      $            --      $            --      $            --      $     1,037,627
  ---------------       ---------------      ---------------      ---------------      ---------------      ---------------


            4,694                   696               32,408                4,584               42,517              750,407
              352                    58                2,856                  399                3,491               63,875
  ---------------       ---------------      ---------------      ---------------      ---------------      ---------------

            5,046                   754               35,264                4,983               46,008              814,282
  ---------------       ---------------      ---------------      ---------------      ---------------      ---------------

           (1,292)                 (375)             (35,264)              (4,983)             (46,008)             223,345
  ---------------       ---------------      ---------------      ---------------      ---------------      ---------------



              410                    35                   --                   --                   --            2,254,055
               94                     9               68,554              (26,845)              13,551               59,381
  ---------------       ---------------      ---------------      ---------------      ---------------      ---------------

              504                    44               68,554              (26,845)              13,551            2,313,436
  ---------------       ---------------      ---------------      ---------------      ---------------      ---------------


           22,006                 2,051              164,352              (18,862)             155,944           (2,014,404)
  ---------------       ---------------      ---------------      ---------------      ---------------      ---------------



  $        21,218       $         1,720      $       197,642      $       (50,690)     $       123,487      $       522,377
  ===============       ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                             MONDRIAN                             PIONEER
                                                               MFS         INTERNATIONAL                          MID CAP
                                                              VALUE            STOCK          PIONEER FUND         VALUE
                                                            PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $        39,317   $         2,363   $            --   $            52
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                  35,811            85,827            31,001               112
  Administrative fees .........................                   2,967             6,654             2,593                10
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                  38,778            92,481            33,594               122
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                     539           (90,118)          (33,594)              (70)
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 138,243                --                --               403
    Realized gain (loss) on sale of investments                   3,858            10,316             2,891                (4)
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                 142,101            10,316             2,891               399
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 (35,704)          458,680           118,709                74
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       106,936   $       378,878   $        88,006   $           403
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                               STYLE                STYLE
    PIONEER                                FOCUS SERIES:        FOCUS SERIES:         TRAVELERS             TRAVELERS
   STRATEGIC            STRATEGIC            SMALL CAP            SMALL CAP            MANAGED               QUALITY
    INCOME                EQUITY               GROWTH               VALUE               INCOME                 BOND
   PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       411,612      $         8,603      $            --      $           189      $       646,707      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        119,916               24,746                  171                  180              304,925               25,513
          9,740                2,045                   13                   13               25,812                2,057
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        129,656               26,791                  184                  193              330,737               27,570
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        281,956              (18,188)                (184)                  (4)             315,970              (27,570)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                  778                  505                   --                   --
            789                1,439                   --                    1              (30,464)              (2,406)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            789                1,439                  778                  506              (30,464)              (2,406)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


       (177,687)              31,042                  133                   14             (381,901)              24,596
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       105,058      $        14,293      $           727      $           516      $       (96,395)     $        (5,380)
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                   SB
                                                                                               ADJUSTABLE
                                                              U.S.                            RATE INCOME       SMITH BARNEY
                                                           GOVERNMENT       VAN KAMPEN        PORTFOLIO -        AGGRESSIVE
                                                           SECURITIES       ENTERPRISE          CLASS I            GROWTH
                                                           PORTFOLIO         PORTFOLIO           SHARES          PORTFOLIO
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --   $           774   $       170,645   $            --
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                   4,447            11,715            91,717           781,972
  Administrative fees .........................                     323               981             7,319            67,204
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                   4,770            12,696            99,036           849,176
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                  (4,770)          (11,922)           71,609          (849,176)
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     213                --                --             1,491
    Realized gain (loss) on sale of investments                     171               201             2,750           155,483
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                     384               201             2,750           156,974
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                   7,533            49,054           (57,048)        5,266,238
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $         3,147   $        37,333   $        17,311   $     4,574,036
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                       SMITH BARNEY                             SMITH BARNEY
                      INTERNATIONAL         SMITH BARNEY            LARGE            SMITH BARNEY          SMITH BARNEY
  SMITH BARNEY           ALL CAP             LARGE CAP         CAPITALIZATION          MID CAP                MONEY
   HIGH INCOME            GROWTH               VALUE               GROWTH                CORE                 MARKET
    PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     1,739,108      $         3,067      $        15,835      $        18,004      $        63,511      $       335,508
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        355,169                3,217               13,447              221,513              176,995              203,908
         30,088                  337                1,489               18,790               15,049               18,222
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        385,257                3,554               14,936              240,303              192,044              222,130
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      1,353,851                 (487)                 899             (222,299)            (128,533)             113,378
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --                   --              764,538                   --
         (1,877)                (517)               1,924               53,733              125,345                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (1,877)                (517)               1,924               53,733              889,883                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


     (1,190,048)              22,147               44,712              651,713             (101,455)                  --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       161,926      $        21,143      $        47,535      $       483,147      $       659,895      $       113,378
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                EMERGING
                                                            SOCIAL            COMSTOCK           GROWTH          ENTERPRISE
                                                          AWARENESS          PORTFOLIO -      PORTFOLIO -       PORTFOLIO -
                                                            STOCK             CLASS II          CLASS I           CLASS II
                                                          PORTFOLIO            SHARES            SHARES            SHARES
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $           346   $        13,331   $         2,703   $            18
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                     970            33,902            16,501                53
  Administrative fees .........................                      70             2,593             1,580                 5
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                   1,040            36,495            18,081                58
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                    (694)          (23,164)          (15,378)              (40)
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --            46,162                --                --
    Realized gain (loss) on sale of investments                     357            24,331           (12,509)               91
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                     357            70,493           (12,509)               91
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                   1,812             9,185            92,695                64
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $         1,475   $        56,514   $        64,808   $           115
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                     DYNAMIC
 SMITH BARNEY                                                        CAPITAL
   SMALL CAP           CONTRAFUND(R)        CONTRAFUND(R)          APPRECIATION              MID CAP
    GROWTH              PORTFOLIO -          PORTFOLIO -           PORTFOLIO -            PORTFOLIO -
 OPPORTUNITIES            SERVICE              SERVICE               SERVICE                SERVICE
   PORTFOLIO               CLASS               CLASS 2               CLASS 2                CLASS 2
---------------       ---------------       ---------------       ---------------       ---------------
$            --       $        27,819       $         2,353       $            --       $            --
---------------       ---------------       ---------------       ---------------       ---------------


         55,845               342,493                47,541                 2,535               335,810
          4,939                27,873                 3,632                   191                28,126
---------------       ---------------       ---------------       ---------------       ---------------

         60,784               370,366                51,173                 2,726               363,936
---------------       ---------------       ---------------       ---------------       ---------------

        (60,784)             (342,547)              (48,820)               (2,726)             (363,936)
---------------       ---------------       ---------------       ---------------       ---------------



        348,669                 2,529                   336                    --               250,520
         26,030                 7,973                25,076                12,188               157,552
---------------       ---------------       ---------------       ---------------       ---------------

        374,699                10,502                25,412                12,188               408,072
---------------       ---------------       ---------------       ---------------       ---------------


       (197,939)            3,185,070               385,171                 9,843             3,006,834
---------------       ---------------       ---------------       ---------------       ---------------



$       115,976       $     2,853,025       $       361,763       $        19,305       $     3,050,970
===============       ===============       ===============       ===============       ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      CAPITAL                      HIGH YIELD                     MANAGED
                                                 APPRECIATION FUND                 BOND TRUST                   ASSETS TRUST
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (8,771)  $     (2,773)  $     (6,032)  $      6,985   $     (1,689)  $        994
  Realized gain (loss) ..................         4,931            806           (846)            17            534            406
  Change in unrealized gain (loss)
    on investments ......................        74,904         27,220          5,739         (3,237)         3,603           (545)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        71,064         25,253         (1,139)         3,765          2,448            855
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       195,931         32,704        263,617        107,444         49,512         43,117
  Participant transfers from other
    funding options .....................       394,837         56,656         26,470          4,256          5,888          5,100
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (55)            (3)           (33)            (1)           (13)            --
  Contract surrenders ...................        (4,795)        (6,644)        (4,918)           (46)        (1,000)            --
  Participant transfers to other
    funding options .....................       (22,473)        (2,741)       (43,999)            --             --             --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       563,445         79,972        241,137        111,653         54,387         48,217
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       634,509        105,225        239,998        115,418         56,835         49,072


NET ASSETS:
    Beginning of year ...................       197,739         92,514        115,418             --         49,072             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    832,248   $    197,739   $    355,416   $    115,418   $    105,907   $     49,072
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                     AIM V.I.
                                    AIM V.I. CAPITAL               MID CAP CORE                    AIM V.I.
       MONEY MARKET                APPRECIATION FUND -            EQUITY FUND -                 PREMIER EQUITY
        PORTFOLIO                       SERIES II                   SERIES II                  FUND - SERIES I
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$    14,717    $    (4,296)   $   (17,140)   $    (4,383)   $    (5,477)   $    (2,115)   $    (2,047)   $    (2,889)
         --             --          1,921            874         12,319         10,435          7,180          4,797

         --             --         78,747         45,759          8,535          6,612          3,477          8,141
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     14,717         (4,296)        63,528         42,250         15,377         14,932          8,610         10,049
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    699,214      1,443,708        168,799        537,526         27,463        184,279             --             --

  1,251,290        635,120        111,248         67,933         90,135         51,525          1,563          6,681
         --             --             --             --             --             --             --             --
       (240)          (120)          (142)           (13)           (77)           (16)           (48)           (52)
    (16,150)          (155)        (7,244)          (257)       (29,010)            --        (47,831)       (23,869)

 (1,555,830)      (970,091)        (8,828)          (891)       (26,785)        (4,456)           (84)       (26,797)
         --             --             --             --             --             --             --             --
         --         (8,855)            --             --             --             --             --         (2,466)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    378,284      1,099,607        263,833        604,298         61,726        231,332        (46,400)       (46,503)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    393,001      1,095,311        327,361        646,548         77,103        246,264        (37,790)       (36,454)



  1,412,562        317,251        648,612          2,064        247,308          1,044        247,890        284,344
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 1,805,563    $ 1,412,562    $   975,973    $   648,612    $   324,411    $   247,308    $   210,100    $   247,890
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                ALLIANCEBERNSTEIN
                                                 ALLIANCEBERNSTEIN                  LARGE-CAP                     GLOBAL
                                                    GROWTH AND                       GROWTH                   GROWTH FUND -
                                                INCOME PORTFOLIO -                 PORTFOLIO -                   CLASS 2
                                                      CLASS B                        CLASS B                      SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (20,133)  $    (19,665)  $    (37,011)  $    (18,767)  $   (237,629)  $   (101,834)
  Realized gain (loss) ..................        14,183          6,942         (5,272)       (34,928)        35,596          5,003
  Change in unrealized gain (loss)
    on investments ......................        95,932        187,472        332,717        152,075      2,669,069      1,236,857
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        89,982        174,749        290,434         98,380      2,467,036      1,140,026
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       238,904        386,054        276,027         86,318      3,525,060      4,578,847
  Participant transfers from other
    funding options .....................     1,042,231        863,799        320,872        521,029      5,926,146      4,705,546
  Growth rate intra-fund transfers in ...            --            336             --         10,313             --          7,005
  Administrative charges ................          (617)          (245)          (395)          (365)        (2,850)          (722)
  Contract surrenders ...................      (152,379)       (84,018)       (87,223)       (20,316)      (554,991)      (148,805)
  Participant transfers to other
    funding options .....................       (87,767)       (29,114)       (51,533)      (110,484)      (301,651)      (172,744)
  Growth rate intra-fund transfers out ..            --           (336)            --        (10,313)            --         (7,005)
  Other receipts/(payments) .............       (21,632)        (7,561)            --             --       (139,753)       (35,711)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,018,740      1,128,915        457,748        476,182      8,451,961      8,926,411
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,108,722      1,303,664        748,182        574,562     10,918,997     10,066,437


NET ASSETS:
    Beginning of year ...................     2,372,500      1,068,836      1,581,549      1,006,987     13,185,538      3,119,101
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  3,481,222   $  2,372,500   $  2,329,731   $  1,581,549   $ 24,104,535   $ 13,185,538
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                   CREDIT SUISSE                  DELAWARE VIP
      GROWTH FUND -               GROWTH-INCOME FUND -             TRUST EMERGING                REIT SERIES -
      CLASS 2 SHARES                 CLASS 2 SHARES              MARKETS PORTFOLIO               STANDARD CLASS
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$  (660,020)   $  (366,444)   $  (290,886)   $  (182,943)   $      (165)   $      (193)   $   (12,210)   $    (5,033)
     75,447          2,343        349,977         13,670            791            145        128,705         25,255

  8,896,617      3,666,366      2,788,056      3,373,813          2,653          2,498          7,322        303,851
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  8,312,044      3,302,265      2,847,147      3,204,540          3,279          2,450        123,817        324,073
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


 11,340,791     12,532,041      9,793,775     14,759,573         (1,358)            --        640,244        667,970

 17,870,205     14,416,764     17,610,259     18,208,001             --          2,843        734,834         89,970
         --        104,430             --        578,952             --             --             --             --
     (8,100)        (2,703)        (9,399)        (3,349)            (6)            (5)          (215)           (88)
 (2,024,270)      (548,547)    (3,182,765)      (835,940)          (890)          (765)       (16,885)        (2,748)

 (1,886,072)      (431,589)    (1,625,458)      (661,998)            --             --       (159,099)       (35,485)
         --       (104,430)            --       (579,060)            --             --             --             --
   (238,665)        (2,275)      (389,187)       (29,499)            --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


 25,053,889     25,963,691     22,197,225     31,436,680         (2,254)         2,073      1,198,879        719,619
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 33,365,933     29,265,956     25,044,372     34,641,220          1,025          4,523      1,322,696      1,043,692



 40,569,657     11,303,701     49,617,930     14,976,710         14,958         10,435      1,634,662        590,970
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$73,935,590    $40,569,657    $74,662,302    $49,617,930    $    15,983    $    14,958    $ 2,957,358    $ 1,634,662
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                DREYFUS VIF -
                                                   DREYFUS VIF -                 DEVELOPING                   MERCURY GLOBAL
                                             APPRECIATION PORTFOLIO -        LEADERS PORTFOLIO -             ALLOCATION V.I.
                                                  INITIAL SHARES               INITIAL SHARES                FUND - CLASS III
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (8,734)  $       (509)  $     (7,235)  $     (2,102)  $     11,619   $     13,746
  Realized gain (loss) ..................         2,753            914          1,249          2,068          1,355            395
  Change in unrealized gain (loss)
    on investments ......................        16,530          7,313         26,019         15,405        104,090         26,206
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        10,549          7,718         20,033         15,371        117,064         40,347
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        85,892         96,163        158,259         93,285        324,620        259,969
  Participant transfers from other
    funding options .....................        40,807         48,291         84,120         53,508        731,892        252,530
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (43)           (27)           (55)           (27)           (83)            (2)
  Contract surrenders ...................       (22,487)          (716)        (2,624)        (3,175)       (10,530)            --
  Participant transfers to other
    funding options .....................           (45)        (9,788)        (7,551)          (538)       (24,252)          (230)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       104,124        133,923        232,149        143,053      1,021,647        512,267
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       114,673        141,641        252,182        158,424      1,138,711        552,614


NET ASSETS:
    Beginning of year ...................       350,972        209,331        209,950         51,526        553,689          1,075
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    465,645   $    350,972   $    462,132   $    209,950   $  1,692,400   $    553,689
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

      MERCURY VALUE                                               FRANKLIN RISING              FRANKLIN SMALL-MID
      OPPORTUNITIES                  FRANKLIN INCOME                 DIVIDENDS                     CAP GROWTH
       V.I. FUND -                  SECURITIES FUND -            SECURITIES FUND -             SECURITIES FUND -
        CLASS III                    CLASS II SHARES               CLASS 2 SHARES                CLASS 2 SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$   (27,980)   $    (9,095)   $   (14,771)   $        --    $   (33,941)   $   (10,869)   $  (120,302)   $   (62,936)
  1,763,146        451,911           (492)            --         22,155          2,643         46,751          1,199

 (1,401,269)      (295,648)       (15,933)            --         76,201        111,896        310,009        483,305
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    333,897        147,168        (31,196)            --         64,415        103,670        236,458        421,568
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    906,178        641,568      1,225,044             --        692,688      1,443,028        537,732      1,510,317

  2,186,971        939,734      2,500,042             --        719,643        353,803      1,207,180      2,169,192
         --             --             --             --             --             --             --             --
       (357)           (17)           (13)            --           (394)           (31)        (1,060)          (429)
   (131,943)          (526)       (26,250)            --        (84,770)        (2,152)      (311,605)      (144,675)

   (361,806)       (14,639)       (49,374)            --       (124,419)       (10,184)      (372,523)       (79,055)
         --             --             --             --             --             --             --             --
     (5,366)            --             --             --             --             --        (14,844)       (10,700)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  2,593,677      1,566,120      3,649,449             --      1,202,748      1,784,464      1,044,880      3,444,650
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  2,927,574      1,713,288      3,618,253             --      1,267,163      1,888,134      1,281,338      3,866,218



  1,714,356          1,068             --             --      1,890,200          2,066      5,475,119      1,608,901
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 4,641,930    $ 1,714,356    $ 3,618,253    $        --    $ 3,157,363    $ 1,890,200    $ 6,756,457    $ 5,475,119
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                  TEMPLETON                     TEMPLETON
                                                                                 DEVELOPING                      FOREIGN
                                                   MUTUAL SHARES                   MARKETS                      SECURITIES
                                                 SECURITIES FUND -            SECURITIES FUND -                   FUND -
                                                  CLASS 2 SHARES               CLASS 2 SHARES                 CLASS 2 SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (123,508)  $    (53,808)  $    (46,062)  $     (4,771)  $   (126,064)  $    (54,226)
  Realized gain (loss) ..................        71,457          7,443         24,613          2,933         32,308          7,403
  Change in unrealized gain (loss)
    on investments ......................     1,099,902        624,098      1,652,097        410,308      1,519,570      1,238,171
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,047,851        577,733      1,630,648        408,470      1,425,814      1,191,348
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,584,359      2,491,833      2,456,393        948,989      2,985,314      2,938,233
  Participant transfers from other
    funding options .....................     5,541,345      2,186,523      4,037,336      1,262,079      6,466,908      4,057,219
  Growth rate intra-fund transfers in ...            --          7,395             --          3,252             --          3,173
  Administrative charges ................        (1,966)          (653)        (1,049)          (243)        (1,880)          (509)
  Contract surrenders ...................      (289,960)      (131,438)      (177,047)       (25,294)      (407,405)      (121,334)
  Participant transfers to other
    funding options .....................      (682,383)       (93,006)      (350,917)       (42,291)      (843,793)      (104,873)
  Growth rate intra-fund transfers out ..            --         (7,395)            --         (3,252)            --         (3,173)
  Other receipts/(payments) .............       (95,219)       (13,666)       (28,382)            --        (28,617)        (9,725)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     7,056,176      4,439,593      5,936,334      2,143,240      8,170,527      6,759,011
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     8,104,027      5,017,326      7,566,982      2,551,710      9,596,341      7,950,359


NET ASSETS:
    Beginning of year ...................     7,367,439      2,350,113      2,832,574        280,864     10,592,209      2,641,850
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 15,471,466   $  7,367,439   $ 10,399,556   $  2,832,574   $ 20,188,550   $ 10,592,209
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

        TEMPLETON
          GROWTH                                                                                  EQUITY INDEX
    SECURITIES FUND -                 APPRECIATION             DIVERSIFIED STRATEGIC               PORTFOLIO -
      CLASS 2 SHARES                    PORTFOLIO                 INCOME PORTFOLIO               CLASS II SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$   (47,816)   $   (12,468)   $  (205,850)   $   (51,663)   $   537,250    $   433,497    $   (58,556)   $    (6,759)
      6,844          3,377        138,015         13,785          9,987          1,802         42,446         11,285

    462,267        208,761        606,487      1,071,819       (452,377)        59,130        299,200        633,468
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    421,295        199,670        538,652      1,033,941         94,860        494,429        283,090        637,994
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  2,191,833      1,030,034      1,922,609      3,459,599        740,557      2,674,978      2,182,989      2,412,030

  3,589,870        545,187      4,303,556      5,962,882      2,685,233      5,242,441      1,538,066      2,431,788
         --            867             --        544,756             --         20,842             --         34,279
       (514)           (61)        (3,720)        (1,802)        (2,417)        (1,083)        (1,500)          (631)
   (147,014)          (564)    (1,950,224)      (406,601)      (700,844)      (307,280)      (489,781)      (134,351)

   (161,358)       (64,938)      (291,038)      (301,476)      (721,766)      (283,847)      (271,624)      (220,991)
         --           (867)            --       (544,862)            --        (20,842)            --        (34,279)
         --             --        (35,407)       (55,220)       (88,269)          (370)       (45,431)        (1,108)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  5,472,817      1,509,658      3,945,776      8,657,276      1,912,494      7,324,839      2,912,719      4,486,737
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  5,894,112      1,709,328      4,484,428      9,691,217      2,007,354      7,819,268      3,195,809      5,124,731



  2,226,911        517,583     17,928,774      8,237,557     12,349,645      4,530,377      9,274,023      4,149,292
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 8,121,023    $ 2,226,911    $22,413,202    $17,928,774    $14,356,999    $12,349,645    $12,469,832    $ 9,274,023
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                              SALOMON BROTHERS               SALOMON BROTHERS
                                                                                  VARIABLE                       VARIABLE
                                                    FUNDAMENTAL                  AGGRESSIVE                     AGGRESSIVE
                                                       VALUE                    GROWTH FUND -                 GROWTH FUND -
                                                     PORTFOLIO                 CLASS I SHARES                CLASS II SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (323,730)  $   (202,179)  $    (18,524)  $    (13,585)  $    (32,894)  $     (8,549)
  Realized gain (loss) ..................     2,270,929        751,494          4,480            756          7,475            (30)
  Change in unrealized gain (loss)
    on investments ......................      (830,463)     1,075,847         85,056         54,164        156,482         71,112
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,116,736      1,625,162         71,012         41,335        131,063         62,533
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,597,392      9,525,498         95,779        300,924        374,305        857,180
  Participant transfers from other
    funding options .....................     5,782,425     10,488,127         64,438         20,657        272,890        215,307
  Growth rate intra-fund transfers in ...            --        671,036             --             --             --             --
  Administrative charges ................        (6,072)        (2,750)          (106)           (24)          (137)           (16)
  Contract surrenders ...................    (2,373,608)    (1,267,616)       (10,142)           (68)       (42,627)          (993)
  Participant transfers to other
    funding options .....................    (1,097,652)      (436,361)        (9,582)        (6,054)       (54,247)        (2,491)
  Growth rate intra-fund transfers out ..            --       (671,143)            --             --             --             --
  Other receipts/(payments) .............      (213,762)       (98,591)        (3,791)            --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     4,688,723     18,208,200        136,596        315,435        550,184      1,068,987
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     5,805,459     19,833,362        207,608        356,770        681,247      1,131,520


NET ASSETS:
    Beginning of year ...................    31,169,763     11,336,401        762,404        405,634      1,133,633          2,113
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 36,975,222   $ 31,169,763   $    970,012   $    762,404   $  1,814,880   $  1,133,633
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

     SALOMON BROTHERS                                                                                GLOBAL
    VARIABLE GROWTH &                                               GLOBAL LIFE                    TECHNOLOGY
      INCOME FUND -               BALANCED PORTFOLIO -          SCIENCES PORTFOLIO -               PORTFOLIO -
      CLASS I SHARES                 SERVICE SHARES                SERVICE SHARES                SERVICE SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$    (3,149)   $    (1,804)   $     1,202    $     4,529    $      (251)   $      (230)   $    (2,419)   $    (1,979)
      1,729            874         44,526          5,749            298             63            628          7,816

      4,668         12,843         13,096         65,143          1,315          1,582         14,187         (6,542)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      3,248         11,913         58,824         75,421          1,362          1,415         12,396           (705)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      6,966         20,417        (26,649)        65,848           (159)         2,178         20,722         22,554

      2,193         12,492            490        163,773             --             --         24,357          7,012
         --             --             --             --             --             --             --             --
        (27)           (13)           (75)           (63)            (1)            --            (38)           (13)
     (5,454)        (8,036)      (265,903)       (65,175)          (254)          (307)           (70)           (85)

     (6,863)        (1,630)       (17,506)        (5,765)            --             --         (9,731)       (49,453)
         --             --             --             --             --             --             --             --
         --             --            208             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     (3,185)        23,230       (309,435)       158,618           (414)         1,871         35,240        (19,985)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

         63         35,143       (250,611)       234,039            948          3,286         47,636        (20,690)



    197,944        162,801      1,285,669      1,051,630         13,097          9,811         98,732        119,422
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   198,007    $   197,944    $ 1,035,058    $ 1,285,669    $    14,045    $    13,097    $   146,368    $    98,732
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                  LAZARD
                                                      MID CAP                     WORLDWIDE                     RETIREMENT
                                                GROWTH PORTFOLIO -           GROWTH PORTFOLIO -                 SMALL CAP
                                                  SERVICE SHARES               SERVICE SHARES                   PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (19,351)  $    (13,010)  $       (436)  $       (445)  $    (75,494)  $    (27,836)
  Realized gain (loss) ..................         6,798         (5,436)           215             42        306,138         10,329
  Change in unrealized gain (loss)
    on investments ......................       125,835        161,489          3,042          2,252       (114,568)       261,565
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       113,282        143,043          2,821          1,849        116,076        244,058
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       133,890        157,606         (2,671)         6,658        655,053        751,066
  Participant transfers from other
    funding options .....................        85,968        221,517         12,884         23,752      1,607,889      1,608,842
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (281)          (202)           (23)            (7)          (454)          (119)
  Contract surrenders ...................       (91,031)       (21,189)        (1,585)          (647)       (73,799)      (145,886)
  Participant transfers to other
    funding options .....................       (23,890)       (28,854)          (119)           (48)      (315,191)       (35,296)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............           169        (11,513)            --             --        (10,412)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       104,825        317,365          8,486         29,708      1,863,086      2,178,607
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       218,107        460,408         11,307         31,557      1,979,162      2,422,665


NET ASSETS:
    Beginning of year ...................     1,026,184        565,776         65,594         34,037      2,694,727        272,062
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,244,291   $  1,026,184   $     76,901   $     65,594   $  4,673,889   $  2,694,727
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                   OPPENHEIMER
                                                                     CAPITAL
                                                                   APPRECIATION
        GROWTH AND                       MID-CAP                    FUND/VA -            OPPENHEIMER GLOBAL SECURITIES
     INCOME PORTFOLIO                VALUE PORTFOLIO              SERVICE SHARES           FUND/VA - SERVICE SHARES
--------------------------    --------------------------    --------------------------   -----------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$   (49,084)   $    (2,220)   $  (120,661)   $   (29,353)   $   (16,581)   $    (5,626)   $   (21,764)   $    (5,354)
    399,630         31,289        692,059         77,690          1,614             (4)         4,935          1,192

   (205,281)       257,916         64,207        483,909         61,227         40,337        231,533        115,364
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    145,265        286,985        635,605        532,246         46,260         34,707        214,704        111,202
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  1,287,091      1,757,019      2,816,158      1,661,632        334,054        571,217        351,527        653,475

  1,680,060      1,396,643      4,768,107      1,934,134        255,921        174,994        508,124        270,512
         --             --             --             --             --             --             --             --
       (645)          (120)          (984)          (147)           (80)            (6)          (129)            (7)
   (214,809)       (51,842)      (124,962)      (184,516)       (16,041)        (1,484)       (17,978)          (878)

    (85,607)       (16,747)      (436,909)       (33,617)       (36,817)           (28)       (35,429)        (8,313)
         --             --             --             --             --             --             --             --
    (18,567)            --         (9,751)       (43,533)            --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  2,647,523      3,084,953      7,011,659      3,333,953        537,037        744,693        806,115        914,789
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  2,792,788      3,371,938      7,647,264      3,866,199        583,297        779,400      1,020,819      1,025,991



  3,843,295        471,357      4,489,483        623,284        782,558          3,158      1,028,152          2,161
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 6,636,083    $ 3,843,295    $12,136,747    $ 4,489,483    $ 1,365,855    $   782,558    $ 2,048,971    $ 1,028,152
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                    OPPENHEIMER                  REAL RETURN                    TOTAL RETURN
                                                    MAIN STREET                  PORTFOLIO -                    PORTFOLIO -
                                                     FUND/VA -                 ADMINISTRATIVE                  ADMINISTRATIVE
                                                  SERVICE SHARES                    CLASS                          CLASS
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (2,057)  $       (427)  $    142,608   $    (27,960)  $    879,950   $     21,719
  Realized gain (loss) ..................         1,209             42        198,376        270,895      1,014,327        663,887
  Change in unrealized gain (loss)
    on investments ......................         8,380          5,029       (315,814)        73,847     (1,633,361)       378,734
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         7,532          4,644         25,170        316,782        260,916      1,064,340
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        92,976         57,058      3,482,696      2,524,778      5,739,777      7,315,455
  Participant transfers from other
    funding options .....................        42,552         28,129      7,725,934      5,994,970     17,747,559     17,670,354
  Growth rate intra-fund transfers in ...            --             --             --             --             --        467,981
  Administrative charges ................           (60)            (3)        (1,653)          (306)        (9,594)        (5,763)
  Contract surrenders ...................          (492)            --       (387,914)      (113,158)    (4,509,628)    (1,315,033)
  Participant transfers to other
    funding options .....................       (27,597)        (1,413)    (1,827,013)      (194,299)    (2,691,582)    (3,214,042)
  Growth rate intra-fund transfers out ..            --             --             --             --             --       (468,024)
  Other receipts/(payments) .............            --             --        (59,400)            --       (608,609)      (361,911)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       107,379         83,771      8,932,650      8,211,985     15,667,923     20,089,017
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       114,911         88,415      8,957,820      8,528,767     15,928,839     21,153,357


NET ASSETS:
    Beginning of year ...................        88,415             --      9,448,069        919,302     46,765,029     25,611,672
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    203,326   $     88,415   $ 18,405,889   $  9,448,069   $ 62,693,868   $ 46,765,029
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                 PIONEER CULLEN
         PIONEER                         PIONEER                      PIONEER                       VALUE VCT
       AMPAC GROWTH                  AMERICA INCOME                   BALANCED                     PORTFOLIO -
     VCT PORTFOLIO -                 VCT PORTFOLIO -              VCT PORTFOLIO -                   CLASS II
         CLASS II                    CLASS II SHARES              CLASS II SHARES                    SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$    (2,090)   $      (512)   $    24,122    $     4,766    $    (1,251)   $       876    $    (2,160)   $        --
         85             (1)          (671)           (15)           234            (14)           133             --

      1,126          2,830        (27,672)          (314)         9,096          6,528         15,783             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


       (879)         2,317         (4,221)         4,437          8,079          7,390         13,756             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     13,417         99,128        295,347        458,159        117,349        271,336        136,320             --

      3,532             --        346,995        226,154         27,548         45,831         94,269             --
         --             --             --             --             --             --             --             --
         (7)            --           (131)            (5)           (87)            (7)            (4)            --
       (584)            --        (37,153)          (706)        (3,608)        (1,906)          (565)            --

         --             --        (17,099)        (1,744)          (875)        (4,462)          (276)            --
         --             --             --             --             --             --             --             --
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     16,358         99,128        587,959        681,858        140,327        310,792        229,744             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     15,479        101,445        583,738        686,295        148,406        318,182        243,500             --



    101,445             --        687,298          1,003        319,215          1,033             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   116,924    $   101,445    $ 1,271,036    $   687,298    $   467,621    $   319,215    $   243,500    $        --
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      PIONEER                  PIONEER EQUITY                  PIONEER EQUITY
                                                 EMERGING MARKETS                INCOME VCT                     OPPORTUNITY
                                                  VCT PORTFOLIO -                PORTFOLIO -                  VCT PORTFOLIO -
                                                  CLASS II SHARES              CLASS II SHARES                CLASS II SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (6,971)  $     (1,667)  $      1,491   $      2,393   $       (196)  $         --
  Realized gain (loss) ..................        10,461            731          6,505            435              1             --
  Change in unrealized gain (loss)
    on investments ......................       129,472         41,197         40,670         77,745            742             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       132,962         40,261         48,666         80,573            547             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       198,005        177,621        402,705        759,754         29,989             --
  Participant transfers from other
    funding options .....................        61,892         45,652        481,914        147,780             --             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (31)            (2)          (174)           (18)            --             --
  Contract surrenders ...................        (2,012)           (92)       (61,786)        (2,841)            --             --
  Participant transfers to other
    funding options .....................       (44,655)        (7,646)       (48,770)        (9,954)            --             --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       213,199        215,533        773,889        894,721         29,989             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       346,161        255,794        822,555        975,294         30,536             --


NET ASSETS:
    Beginning of year ...................       258,045          2,251        977,422          2,128             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    604,206   $    258,045   $  1,799,977   $    977,422   $     30,536   $         --
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                   PIONEER GLOBAL                    PIONEER
      PIONEER EUROPE                  PIONEER FUND                   HIGH YIELD                   GROWTH SHARES
     VCT PORTFOLIO -                 VCT PORTFOLIO -              VCT PORTFOLIO -                VCT PORTFOLIO -
     CLASS II SHARES                 CLASS II SHARES              CLASS II SHARES                CLASS II SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$    (1,432)   $      (447)   $   (15,665)   $    (5,553)   $    11,880    $        --    $    (1,588)   $      (567)
        455             (1)         9,040            733            173             --            292            (37)

      6,355          7,828         63,805         90,923          6,383             --          2,536          5,127
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      5,378          7,380         57,180         86,103         18,436             --          1,240          4,523
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     40,103         53,266        229,495        906,786        183,004             --           (483)        79,969

      1,003          2,811        167,112        172,695        679,428             --          5,455         22,574
         --             --             --             --             --             --             --             --
         (5)            (1)          (132)            (7)            --             --            (13)            --
     (1,644)          (172)       (15,978)            --         (8,609)            --         (1,416)          (912)

        (69)        (2,292)       (97,892)        (7,665)            --             --         (2,941)            --
         --             --             --             --             --             --             --             --
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     39,388         53,612        282,605      1,071,809        853,823             --            602        101,631
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     44,766         60,992        339,785      1,157,912        872,259             --          1,842        106,154



     62,086          1,094      1,160,018          2,106             --             --        107,184          1,030
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   106,852    $    62,086    $ 1,499,803    $ 1,160,018    $   872,259    $        --    $   109,026    $   107,184
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                   PIONEER                        PIONEER
                                                                                  IBBOTSON                        IBBOTSON
                                                      PIONEER                    AGGRESSIVE                        GROWTH
                                                    HIGH YIELD                   ALLOCATION                      ALLOCATION
                                                  VCT PORTFOLIO -              VCT PORTFOLIO -                VCT PORTFOLIO -
                                                  CLASS II SHARES              CLASS II SHARES                CLASS II SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     60,767   $     13,539   $       (745)  $         --   $     (1,863)  $         --
  Realized gain (loss) ..................        49,184          3,675             14             --          4,509             --
  Change in unrealized gain (loss)
    on investments ......................      (116,416)        30,607          3,775             --          6,466             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        (6,465)        47,821          3,044             --          9,112             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       583,185      1,394,484             --             --         15,375             --
  Participant transfers from other
    funding options .....................       793,587        187,604        231,026             --        269,242             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (307)           (32)            (2)            --            (14)            --
  Contract surrenders ...................       (85,783)        (2,596)            --             --             --             --
  Participant transfers to other
    funding options .....................      (420,366)      (146,300)           (81)            --       (104,701)            --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       870,316      1,433,160        230,943             --        179,902             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       863,851      1,480,981        233,987             --        189,014             --


NET ASSETS:
    Beginning of year ...................     1,482,006          1,025             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,345,857   $  1,482,006   $    233,987   $         --   $    189,014   $         --
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

         PIONEER
         IBBOTSON                        PIONEER                      PIONEER                      PIONEER OAK
         MODERATE                     INTERNATIONAL                   MID CAP                      RIDGE LARGE
        ALLOCATION                      VALUE VCT                    VALUE VCT                     CAP GROWTH
     VCT PORTFOLIO -                   PORTFOLIO -                  PORTFOLIO -                  VCT PORTFOLIO -
     CLASS II SHARES                 CLASS II SHARES              CLASS II SHARES                CLASS II SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$    (6,654)   $        --    $    (6,000)   $    (1,098)   $   (21,868)   $    (4,007)   $    (7,099)   $      (683)
      1,498             --          1,720            142         68,522          1,964            507            (87)

     20,813             --         50,107         25,698         20,535         63,091         47,372          7,040
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     15,657             --         45,827         24,742         67,189         61,048         40,780          6,270
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    831,461             --         46,647         57,134        375,558        643,146        215,330         81,552

    143,418             --         85,395        149,868        484,151         41,842        265,236         18,747
         --             --             --             --             --             --             --             --
        (13)            --            (34)            (2)           (91)           (11)           (47)            (2)
    (80,201)            --         (2,856)          (140)       (15,949)        (1,112)        (1,161)            --

         --             --         (2,650)          (879)       (62,492)        (7,705)        (1,842)        (6,661)
         --             --             --             --             --             --             --             --
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    894,665             --        126,502        205,981        781,177        676,160        477,516         93,636
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    910,322             --        172,329        230,723        848,366        737,208        518,296         99,906



         --             --        231,816          1,093        739,311          2,103         99,906             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   910,322    $        --    $   404,145    $   231,816    $ 1,587,677    $   739,311    $   618,202    $    99,906
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                PIONEER SMALL                     PIONEER
                                                   PIONEER REAL                  AND MID CAP                     SMALL CAP
                                                   ESTATE SHARES                 GROWTH VCT                      VALUE VCT
                                                  VCT PORTFOLIO -                PORTFOLIO -                    PORTFOLIO -
                                                  CLASS II SHARES                 CLASS II                    CLASS II SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $      5,209   $      1,893   $    (11,460)  $     (1,884)  $     (8,459)  $     (2,079)
  Realized gain (loss) ..................        34,057          1,428            468            (63)        16,212            170
  Change in unrealized gain (loss)
    on investments ......................        33,395         36,193         29,714         11,679         28,645         23,546
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        72,661         39,514         18,722          9,732         36,398         21,637
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       216,169        305,789        218,945        300,187        180,781        164,319
  Participant transfers from other
    funding options .....................        23,580          8,350         99,630          8,422        291,669         22,896
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (189)            (5)           (26)            (1)           (21)            --
  Contract surrenders ...................       (11,272)            --         (2,588)          (179)        (7,148)           (48)
  Participant transfers to other
    funding options .....................      (118,475)       (13,071)        (1,311)            --        (48,011)        (1,442)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       109,813        301,063        314,650        308,429        417,270        185,725
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       182,474        340,577        333,372        318,161        453,668        207,362


NET ASSETS:
    Beginning of year ...................       342,665          2,088        318,161             --        208,424          1,062
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    525,139   $    342,665   $    651,533   $    318,161   $    662,092   $    208,424
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

         PIONEER                    PIONEER STRATEGIC                                               PUTNAM VT
      SMALL COMPANY                    INCOME VCT                  PIONEER VALUE                    DISCOVERY
     VCT PORTFOLIO -                   PORTFOLIO -                VCT PORTFOLIO -                 GROWTH FUND -
     CLASS II SHARES                 CLASS II SHARES              CLASS II SHARES                CLASS IB SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$    (1,428)   $      (124)   $    75,028    $    15,731    $   (13,403)   $    (4,560)   $    (2,658)   $    (2,642)
      7,545              7         21,425          5,098          6,010            751         29,495            515

     (3,922)         1,498        (94,354)        45,413         25,340         41,723        (18,692)        10,964
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      2,195          1,381          2,099         66,242         17,947         37,914          8,145          8,837
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     21,641         28,804        963,437        738,238         67,795        411,375             --             --

     21,127         12,954      1,226,295        485,800         89,717         89,303            506          3,118
         --             --             --             --             --             --             --             --
         (4)            --           (351)           (22)           (72)            (9)           (17)           (17)
        (47)           (48)      (246,833)          (850)        (5,860)          (171)        (3,347)            --

         --             --       (406,189)        (4,274)        (5,668)          (586)       (95,101)           (39)
         --             --             --             --             --             --             --             --
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     42,717         41,710      1,536,359      1,218,892        145,912        499,912        (97,959)         3,062
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     44,912         43,091      1,538,458      1,285,134        163,859        537,826        (89,814)        11,899



     44,130          1,039      1,286,158          1,024        538,888          1,062        162,687        150,788
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$    89,042    $    44,130    $ 2,824,616    $ 1,286,158    $   702,747    $   538,888    $    72,873    $   162,687
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     PUTNAM VT                    PUTNAM VT
                                                   INTERNATIONAL                  SMALL CAP
                                                   EQUITY FUND -                VALUE FUND -                      ALL CAP
                                                  CLASS IB SHARES              CLASS IB SHARES                 FUND - CLASS I
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (8,131)  $     (6,983)  $    (96,544)  $    (47,844)  $   (123,191)  $   (102,416)
  Realized gain (loss) ..................        26,841         14,419        346,261         37,340        108,213         18,025
  Change in unrealized gain (loss)
    on investments ......................       147,752        194,961         65,675        710,928        306,982        674,744
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       166,462        202,397        315,392        700,424        292,004        590,353
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        (1,269)       142,312        952,047        855,173        367,484      2,127,047
  Participant transfers from other
    funding options .....................        68,412        396,030      1,460,241        854,001      1,737,598      3,306,843
  Growth rate intra-fund transfers in ...            --          5,357             --          2,401             --        106,619
  Administrative charges ................          (121)           (97)          (714)          (335)        (2,793)        (1,246)
  Contract surrenders ...................       (66,554)       (35,134)      (189,227)       (90,292)      (633,994)      (183,345)
  Participant transfers to other
    funding options .....................       (29,334)       (92,053)      (360,319)      (210,370)      (328,079)      (127,442)
  Growth rate intra-fund transfers out ..            --         (5,357)            --         (2,401)            --       (106,619)
  Other receipts/(payments) .............        (8,906)            --        (15,409)       (34,174)      (202,994)       (25,614)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (37,772)       411,058      1,846,619      1,374,003        937,222      5,096,243
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       128,690        613,455      2,162,011      2,074,427      1,229,226      5,686,596


NET ASSETS:
    Beginning of year ...................     1,688,297      1,074,842      4,167,098      2,092,671     11,119,479      5,432,883
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,816,987   $  1,688,297   $  6,329,109   $  4,167,098   $ 12,348,705   $ 11,119,479
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                  SALOMON BROTHERS
                                        LARGE CAP                   VARIABLE ALL                    SMALL CAP
     INVESTORS FUND -                 GROWTH FUND -                  CAP FUND -                   GROWTH FUND -
         CLASS I                         CLASS I                      CLASS II                       CLASS I
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$   (42,704)   $     2,314    $    (8,961)   $    (6,254)   $        72    $        --    $   (69,373)   $   (43,616)
     58,042          5,879          1,129            684             69             --        356,418          5,911

    270,058        365,916         24,502          2,268          1,338             --       (177,964)       419,180
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    285,396        374,109         16,670         (3,302)         1,479             --        109,081        381,475
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    544,439      1,111,255         66,829        112,015         33,500             --        224,003        660,953

    999,906      1,879,755         21,224         45,528         52,426             --        518,551      1,208,070
         --         45,652             --             --             --             --             --             --
     (1,368)          (629)           (48)           (19)            (2)            --           (656)          (365)
   (296,969)       (86,356)        (3,361)           (41)            --             --       (148,714)       (57,891)

   (370,815)       (86,459)        (8,864)       (17,760)            --             --       (453,837)       (73,898)
         --        (45,652)            --             --             --             --             --             --
   (155,592)       (37,204)            --             --             --             --           (411)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    719,601      2,780,362         75,780        139,723         85,924             --        138,936      1,736,869
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  1,004,997      3,154,471         92,450        136,421         87,403             --        248,017      2,118,344



  5,759,743      2,605,272        381,456        245,035             --             --      3,446,756      1,328,412
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 6,764,740    $ 5,759,743    $   473,906    $   381,456    $    87,403    $        --    $ 3,694,773    $ 3,446,756
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                SMITH BARNEY
                                                                                SMITH BARNEY                 PREMIER SELECTIONS
                                                TOTAL RETURN FUND -           DIVIDEND STRATEGY                   ALL CAP
                                                     CLASS II                     PORTFOLIO                   GROWTH PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $       (454)  $      1,163   $      2,795   $     (5,615)  $     (5,117)  $     (2,402)
  Realized gain (loss) ..................         2,997          4,575          9,199          3,389          2,260            430
  Change in unrealized gain (loss)
    on investments ......................         3,314          6,281        (56,417)        51,164         19,164          6,637
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         5,857         12,019        (44,423)        48,938         16,307          4,665
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       101,759        178,488        179,969        517,762         10,951         20,300
  Participant transfers from other
    funding options .....................        91,290         85,858        588,989      1,006,113        138,806         80,162
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (38)            (9)          (580)          (226)          (109)           (27)
  Contract surrenders ...................        (5,522)        (2,336)      (189,422)       (36,421)       (19,882)        (6,184)
  Participant transfers to other
    funding options .....................        (1,611)        (5,583)      (100,284)      (108,985)        (5,173)        (2,946)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --        (23,155)            --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       185,878        256,418        455,517      1,378,243        124,593         91,305
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       191,735        268,437        411,094      1,427,181        140,900         95,970


NET ASSETS:
    Beginning of year ...................       269,476          1,039      2,062,835        635,654        200,670        104,700
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    461,211   $    269,476   $  2,473,929   $  2,062,835   $    341,570   $    200,670
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

         MULTIPLE                  MULTIPLE DISCIPLINE          MULTIPLE DISCIPLINE            MULTIPLE DISCIPLINE
  DISCIPLINE PORTFOLIO -               PORTFOLIO -                  PORTFOLIO -                    PORTFOLIO -
         ALL CAP                    BALANCED ALL CAP               GLOBAL ALL CAP                   LARGE CAP
     GROWTH AND VALUE               GROWTH AND VALUE              GROWTH AND VALUE              GROWTH AND VALUE
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$(1,031,720)   $  (334,716)   $  (374,943)   $   (91,576)   $  (215,459)   $   (40,237)   $  (126,909)   $   (17,979)
  1,694,949        193,642        732,004        117,074        320,100         42,499        188,179         79,358

  2,065,087      2,494,465      1,439,788      1,496,308      1,124,891        807,759        183,576        269,900
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  2,728,316      2,353,391      1,796,849      1,521,806      1,229,532        810,021        244,846        331,279
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  6,457,039     16,612,515      6,273,342     15,876,415      4,205,123      4,916,278      1,355,065      1,418,266

 22,073,144     22,438,419     21,893,447     21,912,966      8,281,753      5,796,494      3,439,379      3,801,111
         --        209,493             --         28,688             --             --             --             --
    (10,626)        (2,822)        (9,928)        (2,267)        (2,621)          (582)        (1,706)          (435)
 (2,160,686)      (399,544)    (2,331,996)      (507,573)      (777,394)      (133,189)      (315,309)       (44,523)

 (4,352,250)      (469,714)    (3,099,558)    (1,336,436)      (878,131)      (144,374)      (599,084)       (44,252)
         --       (209,493)            --        (28,689)            --             --             --             --
   (392,005)       (93,189)      (355,156)       (18,663)      (227,912)       (11,249)       (47,047)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


 21,614,616     38,085,665     22,370,151     35,924,441     10,600,818     10,423,378      3,831,298      5,130,167
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 24,342,932     40,439,056     24,167,000     37,446,247     11,830,350     11,233,399      4,076,144      5,461,446



 50,014,029      9,574,973     47,019,641      9,573,394     12,459,512      1,226,113      7,304,191      1,842,745
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$74,356,961    $50,014,029    $71,186,641    $47,019,641    $24,289,862    $12,459,512    $11,380,335    $ 7,304,191
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                    AIM CAPITAL                                                 DISCIPLINED
                                                   APPRECIATION                  CONVERTIBLE                      MID CAP
                                                     PORTFOLIO              SECURITIES PORTFOLIO              STOCK PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (37,720)  $    (22,023)  $      6,828   $     32,403   $    (13,836)  $     (6,883)
  Realized gain (loss) ..................        38,744          1,654         75,031          7,206         12,808         16,474
  Change in unrealized gain (loss)
    on investments ......................       151,808        117,602       (193,048)       115,849         69,082         56,073
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       152,832         97,233       (111,189)       155,458         68,054         65,664
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       291,268        390,743         81,993        498,516         74,260         51,973
  Participant transfers from other
    funding options .....................       308,163        691,686        363,490      1,906,125         50,309        149,837
  Growth rate intra-fund transfers in ...            --            334             --             28             --             --
  Administrative charges ................          (605)          (257)          (244)           (86)           (74)           (25)
  Contract surrenders ...................      (290,465)       (32,403)      (991,632)      (111,614)        (9,380)        (3,860)
  Participant transfers to other
    funding options .....................       (75,964)        (7,602)      (526,390)          (853)        (9,573)        (1,354)
  Growth rate intra-fund transfers out ..            --           (334)            --            (28)            --             --
  Other receipts/(payments) .............       (11,332)            --            296             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       221,065      1,042,167     (1,072,487)     2,292,088        105,542        196,571
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       373,897      1,139,400     (1,183,676)     2,447,546        173,596        262,235


NET ASSETS:
    Beginning of year ...................     1,906,092        766,692      4,303,023      1,855,477        565,151        302,916
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,279,989   $  1,906,092   $  3,119,347   $  4,303,023   $    738,747   $    565,151
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                         FEDERATED                   FEDERATED
      EQUITY INCOME                     HIGH YIELD                     STOCK                        LARGE CAP
        PORTFOLIO                        PORTFOLIO                   PORTFOLIO                      PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$  (284,294)   $    (4,458)   $   (20,709)   $    43,572    $   (11,496)   $    (1,150)   $   (55,405)   $   (17,079)
    259,213        543,933            274          1,579         23,432          1,243         83,360          1,501

    480,615        405,971         26,934          2,519          3,301         45,233        177,603        132,727
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    455,534        945,446          6,499         47,670         15,237         45,326        205,558        117,149
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  2,205,769      2,150,671        160,043        348,553            371        165,871        296,361        370,712

  2,781,032      4,944,725        243,440        109,797         11,920        166,696        435,654        797,612
         --         33,016             --             --             --             --             --          1,484
     (3,055)        (1,274)           (84)           (36)           (38)           (30)          (495)          (340)
   (933,998)      (388,195)       (72,720)        (6,058)       (54,059)       (10,683)      (297,440)       (22,609)

   (484,419)      (293,634)       (26,355)        (3,861)      (131,779)        (2,417)      (384,013)       (74,314)
         --        (33,016)            --             --             --             --             --         (1,484)
    (58,461)        (9,019)            --         (2,802)            --             --           (299)        (2,646)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  3,506,868      6,403,274        304,324        445,593       (173,585)       319,437         49,768      1,068,415
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  3,962,402      7,348,720        310,823        493,263       (158,348)       364,763        255,326      1,185,564



 12,933,921      5,585,201        785,620        292,357        643,321        278,558      2,660,288      1,474,724
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$16,896,323    $12,933,921    $ 1,096,443    $   785,620    $   484,973    $   643,321    $ 2,915,614    $ 2,660,288
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      MANAGED                      MANAGED                        MANAGED
                                                ALLOCATION SERIES:           ALLOCATION SERIES:              ALLOCATION SERIES:
                                               AGGRESSIVE PORTFOLIO        CONSERVATIVE PORTFOLIO            MODERATE PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (3,462)  $         --   $        (54)  $         --   $       (939)  $         --
  Realized gain (loss) ..................           531             --            304             --            713             --
  Change in unrealized gain (loss)
    on investments ......................        22,306             --          1,103             --         15,203             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        19,375             --          1,353             --         14,977             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        42,529             --         99,282             --        272,115             --
  Participant transfers from other
    funding options .....................       324,453             --         68,450             --        468,547             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (30)            --             --             --            (27)            --
  Contract surrenders ...................            --             --           (108)            --           (701)            --
  Participant transfers to other
    funding options .....................            --             --             --             --         (1,648)            --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       366,952             --        167,624             --        738,286             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       386,327             --        168,977             --        753,263             --


NET ASSETS:
    Beginning of year ...................            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    386,327   $         --   $    168,977   $         --   $    753,263   $         --
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

         MANAGED                    MANAGED ALLOCATION
    ALLOCATION SERIES:                    SERIES:                     MERCURY
   MODERATE-AGGRESSIVE             MODERATE-CONSERVATIVE             LARGE CAP                     MFS EMERGING
        PORTFOLIO                        PORTFOLIO                 CORE PORTFOLIO                GROWTH PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$    (1,292)   $        --    $      (375)   $        --    $   (35,264)   $   (14,176)   $    (4,983)   $   (23,610)
        504             --             44             --         68,554            521        (26,845)       (17,062)

     22,006             --          2,051             --        164,352        206,312        (18,862)       189,201
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     21,218             --          1,720             --        197,642        192,657        (50,690)       148,529
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    448,707             --         79,524             --        233,091        240,432        145,273        419,090

    346,210             --          4,523             --        341,035        333,876         46,598        433,936
         --             --             --             --             --             --             --         22,731
         (1)            --             (4)            --           (319)          (169)            (5)          (207)
       (702)            --             --             --       (312,220)       (24,310)        (4,703)       (50,605)

     (1,648)            --             --             --       (114,870)       (69,505)    (1,823,921)       (72,999)
         --             --             --             --             --             --             --        (22,731)
         --             --             --             --        (17,092)        (1,472)            --         (1,306)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    792,566             --         84,043             --        129,625        478,852     (1,636,758)       727,909
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    813,784             --         85,763             --        327,267        671,509     (1,687,448)       876,438



         --             --             --             --      1,669,534        998,025      1,687,448        811,010
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   813,784    $        --    $    85,763    $        --    $ 1,996,801    $ 1,669,534    $        --    $ 1,687,448
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                        MFS
                                                      MID CAP                     MFS TOTAL                       MFS VALUE
                                                 GROWTH PORTFOLIO             RETURN PORTFOLIO                    PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (46,008)  $     (8,319)  $    223,345   $    461,924   $        539   $      4,166
  Realized gain (loss) ..................        13,551          1,476      2,313,436        942,611        142,101          4,776
  Change in unrealized gain (loss)
    on investments ......................       155,944         61,197     (2,014,404)     1,223,791        (35,704)        23,840
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       123,487         54,354        522,377      2,628,326        106,936         32,782
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       290,349        239,633      4,999,113      7,578,692        990,083        373,056
  Participant transfers from other
    funding options .....................     2,051,580         74,923     11,343,918     12,398,382      2,120,618        176,102
  Growth rate intra-fund transfers in ...            --             --             --        511,439             --             --
  Administrative charges ................          (440)           (41)        (8,021)        (3,503)          (402)            (8)
  Contract surrenders ...................       (31,804)        (1,343)    (2,404,306)      (827,215)       (53,282)        (2,732)
  Participant transfers to other
    funding options .....................      (234,230)       (11,949)    (1,335,489)      (381,120)      (186,665)          (178)
  Growth rate intra-fund transfers out ..            --             --             --       (511,543)            --             --
  Other receipts/(payments) .............        (3,793)            --       (289,005)      (161,479)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,071,662        301,223     12,306,210     18,603,653      2,870,352        546,240
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,195,149        355,577     12,828,587     21,231,979      2,977,288        579,022


NET ASSETS:
    Beginning of year ...................       608,037        252,460     35,333,225     14,101,246        579,022             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,803,186   $    608,037   $ 48,161,812   $ 35,333,225   $  3,556,310   $    579,022
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

         MONDRIAN                                                     PIONEER
      INTERNATIONAL                    PIONEER FUND                   MID CAP                  PIONEER STRATEGIC
     STOCK PORTFOLIO                     PORTFOLIO                VALUE PORTFOLIO              INCOME PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$   (90,118)   $    16,091    $   (33,594)   $    (2,075)   $       (70)   $        --    $   281,956    $   163,912
     10,316          6,399          2,891            522            399             --            789          2,547

    458,680        285,938        118,709         97,397             74             --       (177,687)       (11,677)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    378,878        308,428         88,006         95,844            403             --        105,058        154,782
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    935,668        980,965        259,892        405,255          8,709             --      2,852,636        720,724

  1,365,891      1,703,638        670,292        630,479         15,348             --      4,944,095      2,014,325
         --             --             --             --             --             --             --             --
       (641)          (120)          (245)           (61)            --             --           (566)           (35)
   (137,786)      (148,215)       (23,266)        (1,928)            --             --       (351,845)       (32,751)

    (97,061)       (23,347)       (32,548)        (8,238)            --             --        (89,798)       (12,059)
         --             --             --             --             --             --             --             --
     (1,106)            --             --             --             --             --         (3,380)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  2,064,965      2,512,921        874,125      1,025,507         24,057             --      7,351,142      2,690,204
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  2,443,843      2,821,349        962,131      1,121,351         24,460             --      7,456,200      2,844,986



  3,070,336        248,987      1,270,687        149,336             --             --      2,844,986             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 5,514,179    $ 3,070,336    $ 2,232,818    $ 1,270,687    $    24,460    $        --    $10,301,186    $ 2,844,986
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                    STYLE                           STYLE
                                                                                FOCUS SERIES:                   FOCUS SERIES:
                                                     STRATEGIC                    SMALL CAP                       SMALL CAP
                                                 EQUITY PORTFOLIO             GROWTH PORTFOLIO                 VALUE PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (18,188)  $     (2,893)  $       (184)  $         --   $         (4)  $         --
  Realized gain (loss) ..................         1,439         (6,671)           778             --            506             --
  Change in unrealized gain (loss)
    on investments ......................        31,042        104,719            133             --             14             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        14,293         95,155            727             --            516             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       142,821        250,230         17,219             --         13,437             --
  Participant transfers from other
    funding options .....................       126,584        152,005         26,868             --         38,458             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (390)          (305)            --             --             (1)            --
  Contract surrenders ...................       (37,127)       (21,081)            --             --             --             --
  Participant transfers to other
    funding options .....................       (94,591)       (56,354)          (244)            --           (113)            --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............        (3,714)       (11,159)            --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       133,583        313,336         43,843             --         51,781             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       147,876        408,491         44,570             --         52,297             --


NET ASSETS:
    Beginning of year ...................     1,291,240        882,749             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,439,116   $  1,291,240   $     44,570   $         --   $     52,297   $         --
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

    TRAVELERS MANAGED                TRAVELERS QUALITY            U.S. GOVERNMENT                  VAN KAMPEN
     INCOME PORTFOLIO                 BOND PORTFOLIO            SECURITIES PORTFOLIO          ENTERPRISE PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$   315,970    $   500,190    $   (27,570)   $    38,388    $    (4,770)   $     2,590    $   (11,922)   $    (5,328)
    (30,464)          (673)        (2,406)        (6,149)           384             40            201        (11,956)

   (381,901)      (368,626)        24,596        (19,033)         7,533         (1,505)        49,054         38,116
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    (96,395)       130,891         (5,380)        13,206          3,147          1,125         37,333         20,832
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  1,882,500      2,896,822        182,750        319,609        168,666         32,722        160,632        149,697

  2,945,042      6,039,864         94,885        401,384         30,332         34,014        220,721        174,450
         --         28,538             --             --             --             --             --             --
     (2,952)        (1,805)          (143)           (81)           (13)            (1)          (111)           (77)
 (1,232,694)      (356,657)       (78,277)       (45,813)        (6,395)            --        (41,314)       (16,931)

   (718,642)      (577,686)       (20,984)      (315,548)          (749)            --        (10,573)      (175,198)
         --        (28,538)            --             --             --             --             --             --
   (108,211)          (531)            --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  2,765,043      8,000,007        178,231        359,551        191,841         66,735        329,355        131,941
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  2,668,648      8,130,898        172,851        372,757        194,988         67,860        366,688        152,773



 15,286,938      7,156,040      1,248,695        875,938         67,860             --        601,447        448,674
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$17,955,586    $15,286,938    $ 1,421,546    $ 1,248,695    $   262,848    $    67,860    $   968,135    $   601,447
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   SB ADJUSTABLE                SMITH BARNEY                  SMITH BARNEY
                                              RATE INCOME PORTFOLIO -            AGGRESSIVE                    HIGH INCOME
                                                  CLASS I SHARES              GROWTH PORTFOLIO                  PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     71,609   $      8,140   $   (849,176)  $   (485,428)  $  1,353,851   $  1,151,561
  Realized gain (loss) ..................         2,750            200        156,974        164,437         (1,877)        15,131
  Change in unrealized gain (loss)
    on investments ......................       (57,048)       (18,603)     5,266,238      2,904,357     (1,190,048)       (48,037)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        17,311        (10,263)     4,574,036      2,583,366        161,926      1,118,655
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       522,965      1,101,679      3,949,518     10,331,127      1,868,013      3,748,404
  Participant transfers from other
    funding options .....................     2,443,445      2,300,426      8,371,826     13,050,681      4,649,367      6,005,171
  Growth rate intra-fund transfers in ...            --              1             --        220,532             --         72,622
  Administrative charges ................          (684)          (118)        (8,547)        (4,333)        (3,492)        (1,631)
  Contract surrenders ...................      (377,813)       (31,382)    (2,055,425)      (931,833)    (1,304,812)      (575,592)
  Participant transfers to other
    funding options .....................      (355,580)          (926)    (2,033,426)      (831,440)      (822,251)      (691,255)
  Growth rate intra-fund transfers out ..            --             (1)            --       (220,532)            --        (72,622)
  Other receipts/(payments) .............            (4)        (1,110)      (412,719)       (54,615)      (138,222)       (19,084)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,232,329      3,368,569      7,811,227     21,559,587      4,248,603      8,466,013
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,249,640      3,358,306     12,385,263     24,142,953      4,410,529      9,584,668


NET ASSETS:
    Beginning of year ...................     3,482,837        124,531     39,318,679     15,175,726     17,383,031      7,798,363
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  5,732,477   $  3,482,837   $ 51,703,942   $ 39,318,679   $ 21,793,560   $ 17,383,031
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

       SMITH BARNEY
      INTERNATIONAL                    SMITH BARNEY                 SMITH BARNEY                 SMITH BARNEY
         ALL CAP                         LARGE CAP              LARGE CAPITALIZATION                MID CAP
     GROWTH PORTFOLIO                 VALUE PORTFOLIO             GROWTH PORTFOLIO              CORE PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$      (487)   $    (1,514)   $       899    $     4,042    $  (222,299)   $  (118,248)   $  (128,533)   $  (120,537)
       (517)        (8,051)         1,924         (3,847)        53,733         31,510        889,883         24,001

     22,147         45,746         44,712         85,317        651,713        176,801       (101,455)       839,263
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     21,143         36,181         47,535         85,512        483,147         90,063        659,895        742,727
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      8,481             --             --             --        968,178      3,107,179        862,237      1,399,961

        332          6,382            846         41,224      1,984,751      4,231,907        974,732      3,228,575
         --             --             --         27,740             --         31,816             --         53,296
       (125)          (145)          (184)          (206)        (2,508)        (1,345)        (1,673)          (870)
    (11,675)       (38,533)       (60,267)       (19,716)      (992,213)      (655,189)      (721,769)      (256,083)

     (5,343)       (20,641)        (7,793)       (48,909)      (757,471)      (491,545)      (388,403)      (251,835)
         --             --             --        (27,740)            --        (31,816)            --        (53,296)
         --            766             --             --         23,693        (75,999)       (21,775)         1,578
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     (8,330)       (52,171)       (67,398)       (27,607)     1,224,430      6,115,008        703,349      4,121,326
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     12,813        (15,990)       (19,863)        57,905      1,707,577      6,205,071      1,363,244      4,864,053



    220,849        236,839      1,023,172        965,267     11,985,812      5,780,741      9,206,298      4,342,245
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   233,662    $   220,849    $ 1,003,309    $ 1,023,172    $13,693,389    $11,985,812    $10,569,542    $ 9,206,298
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   SMITH BARNEY               SOCIAL AWARENESS              COMSTOCK PORTFOLIO -
                                              MONEY MARKET PORTFOLIO           STOCK PORTFOLIO                 CLASS II SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    113,378   $    (84,672)  $       (694)  $         20   $    (23,164)  $    (12,113)
  Realized gain (loss) ..................            --             --            357             12         70,493         25,591
  Change in unrealized gain (loss)
    on investments ......................            --             --          1,812          4,197          9,185        124,033
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       113,378        (84,672)         1,475          4,229         56,514        137,511
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     5,646,924     13,746,163          4,016         39,380        577,778        473,528
  Participant transfers from other
    funding options .....................     4,535,409      6,635,109             --             --        456,131        236,946
  Growth rate intra-fund transfers in ...        44,968        148,126             --             --             --             --
  Administrative charges ................        (2,127)        (2,086)            --             --           (178)           (89)
  Contract surrenders ...................    (1,249,713)      (606,338)            --             --        (48,995)        (5,298)
  Participant transfers to other
    funding options .....................   (10,531,285)   (14,817,615)            --             --       (196,189)      (164,149)
  Growth rate intra-fund transfers out ..       (44,968)      (148,126)            --             --             --             --
  Other receipts/(payments) .............      (333,689)            --             --             --             --         (5,944)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,934,481)     4,955,233          4,016         39,380        788,547        534,994
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    (1,821,103)     4,870,561          5,491         43,609        845,061        672,505


NET ASSETS:
    Beginning of year ...................    12,918,415      8,047,854         43,609             --      1,247,849        575,344
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 11,097,312   $ 12,918,415   $     49,100   $     43,609   $  2,092,910   $  1,247,849
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

         EMERGING                                                  SMITH BARNEY
    GROWTH PORTFOLIO -           ENTERPRISE PORTFOLIO -          SMALL CAP GROWTH          CONTRAFUND(R) PORTFOLIO -
      CLASS I SHARES                 CLASS II SHARES          OPPORTUNITIES PORTFOLIO           SERVICE CLASS
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$   (15,378)   $   (14,141)   $       (40)   $       (74)   $   (60,784)   $   (33,124)   $  (342,547)   $  (128,856)
    (12,509)       (16,550)            91             14        374,699         72,453         10,502         16,438

     92,695         80,943             64            136       (197,939)       299,377      3,185,070      1,283,606
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     64,808         50,252            115             76        115,976        338,706      2,853,025      1,171,188
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     32,556        106,346         (1,818)         1,250        206,284        650,728      4,176,015      2,983,299

    149,978        210,015             --          2,077        667,028      1,227,670      8,790,345      4,590,655
         --             --             --             --             --             --             --          5,784
       (408)          (391)            --             (2)          (643)          (254)        (3,462)        (1,205)
    (47,321)       (40,710)            --         (1,288)      (169,636)       (43,830)      (623,500)      (236,202)

    (79,313)       (31,762)            --             (1)      (178,487)       (92,612)      (591,014)      (277,514)
         --             --             --             --             --             --             --         (5,784)
    (14,735)       (10,444)             3             --        (33,953)       (11,581)       (25,869)        (2,692)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     40,757        233,054         (1,815)         2,036        490,593      1,730,121     11,722,515      7,056,341
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    105,565        283,306         (1,700)         2,112        606,569      2,068,827     14,575,540      8,227,529



  1,009,026        725,720          3,895          1,783      3,059,979        991,152     12,285,193      4,057,664
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 1,114,591    $ 1,009,026    $     2,195    $     3,895    $ 3,666,548    $ 3,059,979    $26,860,733    $12,285,193
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                             DYNAMIC CAPITAL
                                            CONTRAFUND(R) PORTFOLIO -     APPRECIATION PORTFOLIO -          MID CAP PORTFOLIO -
                                                SERVICE CLASS 2              SERVICE CLASS 2                 SERVICE CLASS 2
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (48,820)  $    (21,717)  $     (2,726)  $     (2,781)  $   (363,936)  $   (142,683)
  Realized gain (loss) ..................        25,412          7,664         12,188             20        408,072         26,958
  Change in unrealized gain (loss)
    on investments ......................       385,171        175,280          9,843          3,840      3,006,834      2,138,990
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       361,763        161,227         19,305          1,079      3,050,970      2,023,265
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       820,920        550,232        (24,204)        72,042      3,162,505      3,047,918
  Participant transfers from other
    funding options .....................       528,269        287,747        (43,758)        20,393      7,250,729      5,527,434
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (391)          (114)           (22)            (8)        (2,999)          (860)
  Contract surrenders ...................       (75,544)       (12,986)        (2,116)        (9,773)    (1,079,937)      (193,198)
  Participant transfers to other
    funding options .....................      (108,087)       (59,904)        (6,853)       (11,546)    (1,383,008)      (453,794)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --        (52,257)       (35,808)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,165,167        764,975        (76,953)        71,108      7,895,033      7,891,692
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,526,930        926,202        (57,648)        72,187     10,946,003      9,914,957


NET ASSETS:
    Beginning of year ...................     1,673,372        747,170        158,493         86,306     13,567,145      3,652,188
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  3,200,302   $  1,673,372   $    100,845   $    158,493   $ 24,513,148   $ 13,567,145
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

Effective July 1, 2005, a reorganization of mutual funds within two trusts was implemented. As part of the acquisition, MetLife acquired The Travelers Series Trust while Citigroup retained the Travelers Series Fund, Inc. The AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Pioneer Strategic Income Portfolio, Strategic Equity Portfolio, Travelers Managed Income Portfolio and Van Kampen Enterprise Portfolio were moved from the Travelers Series Fund, Inc. to The Travelers Series Trust. Additionally, the Social Awareness Stock Portfolio was moved from The Travelers Series Trust to the Travelers Series Fund, Inc.

The Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine") is a separate account of The Travelers Insurance Company ("The Company"), a wholly owned subsidiary of MetLife and is available for funding certain variable annuity contracts issued by The Company. Separate Account Nine, established on June 18, 1999, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Separate Account Nine are Travelers Life & Annuity Pioneer AnnuiStar Flex Variable Annuity, Travelers Portfolio Architect 3 Variable Annuity, Travelers Life & Annuity Portfolio Architect L Variable Annuity, Travelers Vintage 3 Variable Annuity, Travelers Life and Annuity Vintage II (Series II) Variable Annuity, Travelers Vintage II Variable Annuity and Travelers Life & Annuity Vintage L Variable Annuity.

Participant purchase payments applied to Separate Account Nine are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2005, the investments comprising Separate Account Nine were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Managed Assets Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Capital Appreciation Fund - Series II
         AIM V.I. Mid Cap Core Equity Fund - Series II
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B AllianceBernstein Large-Cap Growth Portfolio - Class B (Formerly
           AllianceBernstein Premier Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF - Appreciation Portfolio - Initial Shares
         Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
     FAM Variable Series Funds, Inc., Maryland business trust
         Mercury Global Allocation V.I. Fund - Class III (Formerly Merrill Lynch
           Global Allocation V.I. Fund - Class III)
         Mercury Value Opportunities V.I. Fund - Class III (Formerly Merrill
           Lynch Value Opportunities V.I. Fund - Class III)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Income Securities Fund - Class II Shares
         Franklin Rising Dividends Securities Fund - Class 2 Shares
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
           (Formerly Franklin Small Cap Fund - Class 2 Shares)
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares
         Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares

     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Salomon Brothers Variable Aggressive Growth Fund - Class I Shares Salomon Brothers Variable Aggressive Growth Fund - Class II Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Capital Appreciation Fund/VA - Service Shares
         Oppenheimer Global Securities Fund/VA - Service Shares
         Oppenheimer Main Street Fund/VA - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Pioneer Variable Contracts Trust, Massachusetts business trust
         Pioneer  AmPac Growth VCT Portfolio - Class II (Formerly Pioneer Papp
           America-Pacific Rim Fund VCT - Class II Shares)
         Pioneer America Income VCT Portfolio - Class II Shares
         Pioneer Balanced VCT Portfolio - Class II Shares
         Pioneer Bond VCT Portfolio - Class II Shares *
         Pioneer Cullen Value VCT Portfolio - Class II Shares
         Pioneer Emerging Markets VCT Portfolio - Class II Shares
         Pioneer Equity Income VCT Portfolio - Class II Shares
         Pioneer Equity Opportunity VCT Portfolio - Class II Shares
         Pioneer Europe VCT Portfolio - Class II Shares
         Pioneer Fund VCT Portfolio - Class II Shares
         Pioneer Global High Yield VCT Portfolio - Class II Shares
         Pioneer Growth Shares VCT Portfolio - Class II Shares
         Pioneer High Yield VCT Portfolio - Class II Shares
         Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II Shares Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II Shares Pioneer International Value VCT Portfolio - Class II Shares
         Pioneer Mid Cap Value VCT Portfolio - Class II Shares
         Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares Pioneer Real Estate Shares VCT Portfolio - Class II Shares
         Pioneer Small and Mid Cap Growth VCT Portfolio - Class II (Formerly
           Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares) Pioneer Small Cap Value VCT Portfolio - Class II Shares
         Pioneer Small Company VCT Portfolio - Class II Shares
         Pioneer Strategic Income VCT Portfolio - Class II Shares
         Pioneer Value VCT Portfolio - Class II Shares

     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust
         All Cap Fund - Class I
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Salomon Brothers Variable All Cap Fund - Class II
         Small Cap Growth Fund - Class I
         Total Return Fund - Class II
     Smith Barney Investment Series, Massachusetts business trust
         Smith Barney Dividend Strategy Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     Smith Barney Multiple Discipline Trust, Massachusetts business trust
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Managed Allocation Series: Aggressive Portfolio
         Managed Allocation Series: Conservative Portfolio
         Managed Allocation Series: Moderate Portfolio
         Managed Allocation Series: Moderate-Aggressive Portfolio
         Managed Allocation Series: Moderate-Conservative Portfolio
         Mercury Large Cap Core Portfolio (Formerly Merrill Lynch Large Cap Core
           Portfolio)
         MFS Mid Cap Growth Portfolio
         MFS Total Return Portfolio
         MFS Value Portfolio
         Mondrian International Stock Portfolio (Formerly Lazard International
           Stock Portfolio)
         Pioneer Fund Portfolio
         Pioneer Mid Cap Value Portfolio
         Pioneer Strategic Income Portfolio
         Strategic Equity Portfolio
         Style Focus Series: Small Cap Growth Portfolio
         Style Focus Series: Small Cap Value Portfolio
         Travelers Managed Income Portfolio
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio
         Van Kampen Enterprise Portfolio

     Travelers Series Fund Inc., Maryland business trust
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Social Awareness Stock Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust
         Smith Barney Small Cap Growth Opportunities Portfolio Variable Insurance Products Fund, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
         Dynamic Capital Appreciation Portfolio - Service Class 2 Mid Cap Portfolio - Service Class 2

     * No assets for the period

New Funds in 2005 included above:

  Franklin Income Securities Fund - Class II Shares                        Franklin Templeton Variable Insurance          5/2/2005
                                                                             Products Trust
  Managed Allocation Series: Aggressive Portfolio                          The Travelers Series Trust                     5/2/2005
  Managed Allocation Series: Conservative Portfolio                        The Travelers Series Trust                     5/2/2005
  Managed Allocation Series: Moderate Portfolio                            The Travelers Series Trust                     5/2/2005
  Managed Allocation Series: Moderate-Aggressive Portfolio                 The Travelers Series Trust                     5/2/2005
  Managed Allocation Series: Moderate-Conservative Portfolio               The Travelers Series Trust                     5/2/2005
  Pioneer Bond VCT Portfolio - Class II Shares                             Pioneer Variable Contracts Trust               2/14/2005
  Pioneer Cullen Value VCT Portfolio - Class II Shares                     Pioneer Variable Contracts Trust               2/14/2005
  Pioneer Equity Opportunity VCT Portfolio - Class II Shares               Pioneer Variable Contracts Trust               2/14/2005
  Pioneer Global High Yield VCT Portfolio - Class II Shares                Pioneer Variable Contracts Trust               2/14/2005
  Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II          Pioneer Variable Contracts Trust               2/14/2005
    Shares
  Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares       Pioneer Variable Contracts Trust               2/14/2005
  Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II
    Shares                                                                 Pioneer Variable Contracts Trust               2/14/2005
  Pioneer Mid Cap Value Portfolio                                          The Travelers Series Trust                     5/2/2005
  Salomon Brothers Variable All Cap Portfolio - Class II                   Salomon Brothers Variable Series Funds Inc.    2/14/2005
  Style Focus Series: Small Cap Growth Portfolio                           The Travelers Series Trust                     5/2/2005
  Style Focus Series: Small Cap Value Portfolio                            The Travelers Series Trust                     5/2/2005

Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Separate Account Nine or shares of Separate Account Nine's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Separate Account Nine product(s) offered by The Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a summary of  significant  accounting  policies  consistently
followed  by  Separate   Account  Nine  in  the  preparation  of  its  financial
statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions are recorded on the ex-distribution date.

Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with The Company and distributions for payouts.

The operations of Separate Account Nine form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Separate Account Nine. Separate Account Nine is not taxed as a "regulated investment company" under Subchapter M of the Code.

In 2001, Separate Account Nine adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation unit values:

      -     Mortality and Expense Risks assumed by The Company (M&E)
      -     Administrative fees paid for administrative expenses (ADM)
      -     Enhanced  Stepped-up  Provision,  if elected by the  contract  owner
            (ESP)
      - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner (GMWB)
      - Guaranteed Minimum Accumulation Benefit, if elected by the contract owner (GMAB)

The table below displays separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations: Standard (S), Annual Step up
(SU), Deferred Annual Step up (D), and Roll up (R). In products where there is one death benefit only, the "Dth Ben" column is blank:

-----------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                      NINE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Asset-based Charges
                                                                -------------------------------------------------------------------
                                                                                     Optional Features
                                                                                 ----------------------------------------
                                Dth                                                       GMWB I   GMWB II  GMWB             Total
 Separate Account Charge (1)    Ben   Product                    M&E      ADM      ESP                        III     GMAB   Charge
-----------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.30%    S    Vintage II                1.15%    0.15%                                                1.30%

Separate Account Charge 1.40%    SU   Vintage II                1.25%    0.15%                                                1.40%
                                 S    Vintage II (Series II)    1.25%    0.15%                                                1.40%

Separate Account Charge 1.50%    S    Vintage II                1.15%    0.15%    0.20%                                       1.50%
                                 SU   Vintage II (Series II)    1.35%    0.15%                                                1.50%

Separate Account Charge 1.55%    S    Vintage II                1.15%    0.15%                               0.25%            1.55%
                                 R    Vintage II                1.40%    0.15%                                                1.55%
                                 S    Vintage II (Series II)    1.25%    0.15%    0.15%                                       1.55%

Separate Account Charge 1.60%    SU   Vintage II                1.25%    0.15%    0.20%                                       1.60%

Separate Account Charge 1.65%    SU   Vintage II                1.25%    0.15%                               0.25%            1.65%
                                 S    Vintage II (Series II)    1.25%    0.15%                               0.25%            1.65%
                                 SU   Vintage II (Series II)    1.35%    0.15%    0.15%                                       1.65%

Separate Account Charge 1.70%    S    Vintage II                1.15%    0.15%             0.40%                              1.70%
                                 R    Vintage II (Series II)    1.55%    0.15%                                                1.70%

Separate Account Charge 1.75%    D    Portfolio Architect L     1.60%    0.15%                                                1.75%
                                 S    Vintage II                1.15%    0.15%    0.20%                      0.25%            1.75%
                                 R    Vintage II                1.40%    0.15%    0.20%                                       1.75%
                                 SU   Vintage II (Series II)    1.35%    0.15%                               0.25%            1.75%

Separate Account Charge 1.80%    S    Vintage II                1.15%    0.15%                      0.50%                     1.80%
                                 SU   Vintage II                1.25%    0.15%             0.40%                              1.80%
                                 R    Vintage II                1.40%    0.15%                               0.25%            1.80%
                                 S    Vintage II (Series II)    1.25%    0.15%             0.40%                              1.80%
                                 S    Vintage II (Series II)    1.25%    0.15%    0.15%                      0.25%            1.80%

Separate Account Charge 1.85%    SU   Pioneer AnnuiStar Flex    1.70%    0.15%                                                1.85%
                                      Portfolio Architect 3     1.70%    0.15%                                                1.85%
                                 SU   Portfolio Architect L     1.70%    0.15%                                                1.85%
                                      Vintage 3                 1.70%    0.15%                                                1.85%
                                 SU   Vintage II                1.25%    0.15%    0.20%                      0.25%            1.85%
                                 R    Vintage II (Series II)    1.55%    0.15%    0.15%                                       1.85%
                                 SU   Vintage L                 1.70%    0.15%                                                1.85%

Separate Account Charge 1.90%    S    Vintage II                1.15%    0.15%    0.20%    0.40%                              1.90%
                                 SU   Vintage II                1.25%    0.15%                      0.50%                     1.90%
                                 S    Vintage II (Series II)    1.25%    0.15%                      0.50%                     1.90%
                                 S    Vintage II (Series II)    1.25%    0.15%                                       0.50%    1.90%
                                 SU   Vintage II (Series II)    1.35%    0.15%    0.15%                      0.25%            1.90%
                                 SU   Vintage II (Series II)    1.35%    0.15%             0.40%                              1.90%

Separate Account Charge 1.95%    D    Portfolio Architect L     1.60%    0.15%    0.20%                                       1.95%
                                 R    Vintage II                1.40%    0.15%             0.40%                              1.95%
                                 S    Vintage II (Series II)    1.25%    0.15%    0.15%    0.40%                              1.95%
                                 R    Vintage II (Series II)    1.55%    0.15%                               0.25%            1.95%

Separate Account Charge 2.00%    D    Portfolio Architect L     1.60%    0.15%                               0.25%            2.00%
                                 S    Vintage II                1.15%    0.15%    0.20%             0.50%                     2.00%
                                 SU   Vintage II                1.25%    0.15%    0.20%    0.40%                              2.00%
                                 R    Vintage II                1.40%    0.15%    0.20%                      0.25%            2.00%
                                 SU   Vintage II (Series II)    1.35%    0.15%                      0.50%                     2.00%
                                 SU   Vintage II (Series II)    1.35%    0.15%                                       0.50%    2.00%
                                 SU   Vintage L                 1.70%    0.15%    0.15%                                       2.00%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                      NINE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Asset-based Charges
                                                                -------------------------------------------------------------------
                                                                                     Optional Features
                                                                                 ----------------------------------------
                                Dth                                                       GMWB I   GMWB II  GMWB             Total
 Separate Account Charge (1)    Ben   Product                    M&E      ADM      ESP                        III     GMAB   Charge
-----------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.05%    SU   Pioneer AnnuiStar Flex    1.70%    0.15%    0.20%                                       2.05%
                                 R    Pioneer AnnuiStar Flex    1.90%    0.15%                                                2.05%
                                      Portfolio Architect 3     1.70%    0.15%    0.20%                                       2.05%
                                 SU   Portfolio Architect L     1.70%    0.15%    0.20%                                       2.05%
                                 R    Portfolio Architect L     1.90%    0.15%                                                2.05%
                                      Vintage 3                 1.70%    0.15%    0.20%                                       2.05%
                                 R    Vintage II                1.40%    0.15%                      0.50%                     2.05%
                                 S    Vintage II (Series II)    1.25%    0.15%    0.15%             0.50%                     2.05%
                                 S    Vintage II (Series II)    1.25%    0.15%    0.15%                              0.50%    2.05%
                                 SU   Vintage II (Series II)    1.35%    0.15%    0.15%    0.40%                              2.05%
                                 R    Vintage L                 1.90%    0.15%                                                2.05%

Separate Account Charge 2.10%    SU   Pioneer AnnuiStar Flex    1.70%    0.15%                               0.25%            2.10%
                                      Portfolio Architect 3     1.70%    0.15%                               0.25%            2.10%
                                 SU   Portfolio Architect L     1.70%    0.15%                               0.25%            2.10%
                                      Vintage 3                 1.70%    0.15%                               0.25%            2.10%
                                 SU   Vintage II                1.25%    0.15%    0.20%             0.50%                     2.10%
                                 R    Vintage II (Series II)    1.55%    0.15%             0.40%                              2.10%
                                 R    Vintage II (Series II)    1.55%    0.15%    0.15%                      0.25%            2.10%
                                 SU   Vintage L                 1.70%    0.15%                               0.25%            2.10%

Separate Account Charge 2.15%    D    Portfolio Architect L     1.60%    0.15%             0.40%                              2.15%
                                 R    Vintage II                1.40%    0.15%    0.20%    0.40%                              2.15%
                                 SU   Vintage II (Series II)    1.35%    0.15%    0.15%             0.50%                     2.15%
                                 SU   Vintage II (Series II)    1.35%    0.15%    0.15%                              0.50%    2.15%

Separate Account Charge 2.20%    D    Portfolio Architect L     1.60%    0.15%    0.20%                      0.25%            2.20%
                                 R    Vintage II (Series II)    1.55%    0.15%                      0.50%                     2.20%
                                 R    Vintage II (Series II)    1.55%    0.15%                                       0.50%    2.20%
                                 R    Vintage L                 1.90%    0.15%    0.15%                                       2.20%

Separate Account Charge 2.25%    SU   Pioneer AnnuiStar Flex    1.70%    0.15%             0.40%                              2.25%
                                 R    Pioneer AnnuiStar Flex    1.90%    0.15%    0.20%                                       2.25%
                                      Portfolio Architect 3     1.70%    0.15%             0.40%                              2.25%
                                 D    Portfolio Architect L     1.60%    0.15%                                       0.50%    2.25%
                                 D    Portfolio Architect L     1.60%    0.15%                      0.50%                     2.25%
                                 SU   Portfolio Architect L     1.70%    0.15%             0.40%                              2.25%
                                 R    Portfolio Architect L     1.90%    0.15%    0.20%                                       2.25%
                                      Vintage 3                 1.70%    0.15%             0.40%                              2.25%
                                 R    Vintage II                1.40%    0.15%    0.20%             0.50%                     2.25%
                                 R    Vintage II (Series II)    1.55%    0.15%    0.15%    0.40%                              2.25%
                                 SU   Vintage L                 1.70%    0.15%    0.15%                      0.25%            2.25%
                                 SU   Vintage L                 1.70%    0.15%             0.40%                              2.25%

Separate Account Charge 2.30%    SU   Pioneer AnnuiStar Flex    1.70%    0.15%    0.20%                      0.25%            2.30%
                                 R    Pioneer AnnuiStar Flex    1.90%    0.15%                               0.25%            2.30%
                                      Portfolio Architect 3     1.70%    0.15%    0.20%                      0.25%            2.30%
                                 SU   Portfolio Architect L     1.70%    0.15%    0.20%                      0.25%            2.30%
                                 R    Portfolio Architect L     1.90%    0.15%                               0.25%            2.30%
                                      Vintage 3                 1.70%    0.15%    0.20%                      0.25%            2.30%
                                 R    Vintage L                 1.90%    0.15%                               0.25%            2.30%

Separate Account Charge 2.35%    SU   Pioneer AnnuiStar Flex    1.70%    0.15%                      0.50%                     2.35%
                                 SU   Pioneer AnnuiStar Flex    1.70%    0.15%                                       0.50%    2.35%
                                      Portfolio Architect 3     1.70%    0.15%                      0.50%                     2.35%
                                 D    Portfolio Architect L     1.60%    0.15%    0.20%    0.40%                              2.35%
                                 SU   Portfolio Architect L     1.70%    0.15%                                       0.50%    2.35%
                                 SU   Portfolio Architect L     1.70%    0.15%                      0.50%                     2.35%
                                      Vintage 3                 1.70%    0.15%                      0.50%                     2.35%
                                 R    Vintage II (Series II)    1.55%    0.15%    0.15%             0.50%                     2.35%
                                 R    Vintage II (Series II)    1.55%    0.15%    0.15%                              0.50%    2.35%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                      NINE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Asset-based Charges
                                                                -------------------------------------------------------------------
                                                                                     Optional Features
                                                                                 ----------------------------------------
                                Dth                                                       GMWB I   GMWB II  GMWB             Total
 Separate Account Charge (1)    Ben   Product                    M&E      ADM      ESP                        III     GMAB   Charge
-----------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.35%    SU   Vintage L                 1.70%    0.15%                      0.50%                     2.35%
  (continued)                    SU   Vintage L                 1.70%    0.15%                                       0.50%    2.35%

Separate Account Charge 2.40%    SU   Vintage L                 1.70%    0.15%    0.15%    0.40%                              2.40%

Separate Account Charge 2.45%    SU   Pioneer AnnuiStar Flex    1.70%    0.15%    0.20%    0.40%                              2.45%
                                 R    Pioneer AnnuiStar Flex    1.90%    0.15%             0.40%                              2.45%
                                      Portfolio Architect 3     1.70%    0.15%    0.20%    0.40%                              2.45%
                                 D    Portfolio Architect L     1.60%    0.15%    0.20%             0.50%                     2.45%
                                 D    Portfolio Architect L     1.60%    0.15%    0.20%                              0.50%    2.45%
                                 SU   Portfolio Architect L     1.70%    0.15%    0.20%    0.40%                              2.45%
                                 R    Portfolio Architect L     1.90%    0.15%             0.40%                              2.45%
                                      Vintage 3                 1.70%    0.15%    0.20%    0.40%                              2.45%
                                 R    Vintage L                 1.90%    0.15%             0.40%                              2.45%
                                 R    Vintage L                 1.90%    0.15%    0.15%                      0.25%            2.45%

Separate Account Charge 2.50%    R    Pioneer AnnuiStar Flex    1.90%    0.15%    0.20%                      0.25%            2.50%
                                 R    Portfolio Architect L     1.90%    0.15%    0.20%                      0.25%            2.50%
                                 SU   Vintage L                 1.70%    0.15%    0.15%                              0.50     2.50%
                                 SR   Vintage L                 1.70%    0.15%    0.15%             0.50%                     2.50%

Separate Account Charge 2.55%    SU   Pioneer AnnuiStar Flex    1.70%    0.15%    0.20%             0.50%                     2.55%
                                 SU   Pioneer AnnuiStar Flex    1.70%    0.15%    0.20%                              0.50%    2.55%
                                 R    Pioneer AnnuiStar Flex    1.90%    0.15%                      0.50%                     2.55%
                                 R    Pioneer AnnuiStar Flex    1.90%    0.15%                                       0.50%    2.55%
                                      Portfolio Architect 3     1.70%    0.15%    0.20%             0.50%                     2.55%
                                 SU   Portfolio Architect L     1.70%    0.15%    0.20%                              0.50%    2.55%
                                 SU   Portfolio Architect L     1.70%    0.15%    0.20%             0.50%                     2.55%
                                 R    Portfolio Architect L     1.90%    0.15%                                       0.50%    2.55%
                                 R    Portfolio Architect L     1.90%    0.15%                      0.50%                     2.55%
                                      Vintage 3                 1.70%    0.15%    0.20%             0.50%                     2.55%
                                 R    Vintage L                 1.90%    0.15%                      0.50%            0.50%    2.55%
                                 R    Vintage L                 1.90%    0.15%                                                2.55%

Separate Account Charge 2.60%    R    Vintage L                 1.90%    0.15%    0.15%    0.40%                              2.60%

Separate Account Charge 2.65%    R    Pioneer AnnuiStar Flex    1.90%    0.15%    0.20%    0.40%                              2.65%
                                 R    Portfolio Architect L     1.90%    0.15%    0.20%    0.40%                              2.65%

Separate Account Charge 2.70%    R    Vintage L                 1.90%    0.15%    0.15%                              0.50%    2.70%
                                 R    Vintage L                 1.90%    0.15%    0.15%             0.50%                     2.70%

Separate Account Charge 2.75%    R    Pioneer AnnuiStar Flex    1.90%    0.15%    0.20%                              0.50%    2.75%
                                 R    Pioneer AnnuiStar Flex    1.90%    0.15%    0.20%             0.50%                     2.75%
                                 R    Portfolio Architect L     1.90%    0.15%    0.20%                              0.50%    2.75%
                                 R    Portfolio Architect L     1.90%    0.15%    0.20%             0.50%                     2.75%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values may not be available through certain sub-accounts.

For Contracts in the accumulation phase with a value of less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover administrative charges.

No sales charges are deducted from participant Purchase Payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the Purchase Payments are withdrawn. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. These charges are assessed through the redemption of units and are listed directly below:

--------------------------------------------------------------------------------
                                  Withdrawal/Surrender Charges (as a percentage
Product                           of the amount withdrawn)
--------------------------------------------------------------------------------
Pioneer AnnuiStar Flex            Up to 6% decreasing to 0% in years 5 and later
Portfolio Architect L             Up to 6% decreasing to 0% in years 5 and later
Portfolio Architect 3             Up to 6% decreasing to 0% in years 4 and later
Vintage L                         Up to 6% decreasing to 0% in years 5 and later
Vintage II                        Up to 6% decreasing to 0% in years 8 and later
Vintage II (Series II)            Up to 6% decreasing to 0% in years 8 and later
Vintage 3                         Up to 6% decreasing to 0% in years 4 and later
--------------------------------------------------------------------------------

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. PORTFOLIO MERGERS, SUBSTITUTIONS, AND/OR LIQUIDATIONS

Effective  February 25, 2005, The Travelers  Series Trust:  MFS Emerging  Growth
Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio.

5. STATEMENT OF INVESTMENTS                                                              FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF         MARKET        COST OF        PROCEEDS
                                                                              SHARES          VALUE       PURCHASES      FROM SALES
                                                                           ------------   ------------   ------------   ------------
CAPITAL APPRECIATION FUND (0.1%)
    Total (Cost $723,225)                                                        10,632   $    832,295   $    590,126   $     35,406
                                                                           ------------   ------------   ------------   ------------

HIGH YIELD BOND TRUST (0.0%)
    Total (Cost $352,934)                                                        35,402        355,437        301,640         66,513
                                                                           ------------   ------------   ------------   ------------

MANAGED ASSETS TRUST (0.0%)
    Total (Cost $102,854)                                                         6,158        105,914         57,887          4,639
                                                                           ------------   ------------   ------------   ------------

MONEY MARKET PORTFOLIO (0.2%)
    Total (Cost $1,802,358)                                                   1,802,358      1,802,358      1,861,769      1,470,671
                                                                           ------------   ------------   ------------   ------------

AIM VARIABLE INSURANCE FUNDS, INC. (0.2%)
  AIM V.I. Capital Appreciation Fund - Series II (Cost $851,457)                 39,952        976,030        272,485         25,736
  AIM V.I. Mid Cap Core Equity Fund - Series II (Cost $309,244)                  23,996        324,430        125,656         59,314
  AIM V.I. Premier Equity Fund - Series I (Cost $176,924)                         9,413        210,109          3,231         51,669
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $1,337,625)                                                      73,361      1,510,569        401,372        136,719
                                                                           ------------   ------------   ------------   ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.6%)
  AllianceBernstein Growth and Income Portfolio - Class B
    (Cost $3,080,486)                                                           141,234      3,481,407      1,139,202        140,410
  AllianceBernstein Large-Cap Growth Portfolio - Class B
    (Cost $2,181,638)                                                            87,786      2,329,849        578,128        157,273
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $5,262,124)                                                     229,020      5,811,256      1,717,330        297,683
                                                                           ------------   ------------   ------------   ------------

AMERICAN FUNDS INSURANCE SERIES (17.3%)
  Global Growth Fund - Class 2 Shares (Cost $19,984,623)                      1,234,931     24,105,850      8,518,535        302,888
  Growth Fund - Class 2 Shares (Cost $60,584,997)                             1,253,639     73,939,632     24,967,830        569,919
  Growth-Income Fund - Class 2 Shares (Cost $67,123,012)                      1,958,719     74,666,372     23,494,630      1,333,527
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $147,692,632)                                                 4,447,289    172,711,854     56,980,995      2,206,334
                                                                           ------------   ------------   ------------   ------------

CREDIT SUISSE TRUST (0.0%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $8,850)                                                             950         15,984            100          2,517
                                                                           ------------   ------------   ------------   ------------

DELAWARE VIP TRUST (0.3%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $2,563,279)                                                     157,567      2,957,528      1,466,414        174,798
                                                                           ------------   ------------   ------------   ------------

DREYFUS VARIABLE INVESTMENT FUND (0.1%)
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (Cost $421,266)          12,548        465,671        125,249         29,831
  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
    (Cost $411,870)                                                              10,513        462,158        239,993         15,051
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $833,136)                                                        23,061        927,829        365,242         44,882
                                                                           ------------   ------------   ------------   ------------

FAM VARIABLE SERIES FUNDS, INC. (0.6%)
  Mercury Global Allocation V.I. Fund - Class III (Cost $1,562,157)             135,944      1,692,498      1,056,567         23,202
  Mercury Value Opportunities V.I. Fund - Class III (Cost $6,339,030)           777,585      4,642,181      4,553,116        208,471
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $7,901,187)                                                     913,529      6,334,679      5,609,683        231,673
                                                                           ------------   ------------   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (6.8%)
  Franklin Income Securities Fund - Class II Shares (Cost $3,634,393)           236,192      3,618,459      3,702,703         67,591
  Franklin Rising Dividends Securities Fund - Class 2 Shares
    (Cost $2,969,385)                                                           176,993      3,157,552      1,371,654        186,790
  Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
    (Cost $5,882,954)                                                           331,867      6,756,815      1,485,305        560,368
  Mutual Shares Securities Fund - Class 2 Shares (Cost $13,511,046)             851,531     15,472,321      7,323,262        353,878
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $8,323,182)                                                           954,140     10,400,128      6,056,529        165,684
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $17,200,647)       1,292,552     20,189,658      8,318,124        272,554

5. STATEMENT OF INVESTMENTS (CONTINUED)                                             FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF         MARKET        COST OF        PROCEEDS
                                                                              SHARES          VALUE       PURCHASES      FROM SALES
                                                                           ------------   ------------   ------------   ------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
  Templeton Growth Securities Fund - Class 2 Shares (Cost $7,401,696)           588,087   $  8,121,482   $  5,533,893   $    108,434
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $58,923,303)                                                  4,431,362     67,716,415     33,791,470      1,715,299
                                                                           ------------   ------------   ------------   ------------

GREENWICH STREET SERIES FUND (8.9%)
  Appreciation Portfolio (Cost $20,058,163)                                     925,067     22,414,376      5,210,757      1,469,656
  Diversified Strategic Income Portfolio (Cost $14,823,383)                   1,593,534     14,357,739      3,524,716      1,074,230
  Equity Index Portfolio - Class II Shares (Cost $11,210,809)                   410,214     12,470,508      3,303,182        448,341
  Fundamental Value Portfolio (Cost $35,625,827)                              1,792,399     36,977,187      8,616,707      2,103,234
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $810,939)                                                              41,580        970,069        156,526         38,396
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
    (Cost $1,587,277)                                                            78,639      1,814,988        612,940         95,542
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $169,938)                                                              39,057        198,018          9,630         15,953
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $84,286,336)                                                  4,880,490     89,202,885     21,434,458      5,245,352
                                                                           ------------   ------------   ------------   ------------

JANUS ASPEN SERIES (0.3%)
  Balanced Portfolio - Service Shares (Cost $888,259)                            38,885      1,035,112        113,043        421,221
  Global Life Sciences Portfolio - Service Shares (Cost $10,358)                  1,589         14,045            873          1,537
  Global Technology Portfolio - Service Shares (Cost $120,125)                   36,964        146,377         45,513         12,683
  Mid Cap Growth Portfolio - Service Shares (Cost $1,069,837)                    43,800      1,244,351        230,291        144,757
  Worldwide Growth Portfolio - Service Shares (Cost $69,753)                      2,770         76,905         13,155          5,100
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $2,158,332)                                                     124,008      2,516,790        402,875        585,298
                                                                           ------------   ------------   ------------   ------------

LAZARD RETIREMENT SERIES, INC. (0.5%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $4,517,404)                                                     286,582      4,674,148      2,400,472        315,462
                                                                           ------------   ------------   ------------   ------------

LORD ABBETT SERIES FUND, INC. (1.9%)
  Growth and Income Portfolio (Cost $6,553,981)                                 253,688      6,636,468      3,258,713        272,737
  Mid-Cap Value Portfolio (Cost $11,555,350)                                    575,506     12,137,431      7,640,458         61,574
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $18,109,331)                                                    829,194     18,773,899     10,899,171        334,311
                                                                           ------------   ------------   ------------   ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.4%)
  Oppenheimer Capital Appreciation Fund/VA - Service Shares
    (Cost $1,264,208)                                                            35,729      1,365,933        573,725         53,190
  Oppenheimer Global Securities Fund/VA - Service Shares
    (Cost $1,702,028)                                                            61,794      2,049,090        826,887         42,418
  Oppenheimer Main Street Fund/VA - Service Shares (Cost $189,930)                9,401        203,339        138,022         32,686
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $3,156,166)                                                     106,924      3,618,362      1,538,634        128,294
                                                                           ------------   ------------   ------------   ------------

PIMCO VARIABLE INSURANCE TRUST (8.1%)
  Real Return Portfolio - Administrative Class (Cost $18,654,019)             1,450,502     18,406,868     10,105,432        830,769
  Total Return Portfolio - Administrative Class (Cost $63,803,863)            6,122,771     62,697,172     20,304,672      2,758,063
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $82,457,882)                                                  7,573,273     81,104,040     30,410,104      3,588,832
                                                                           ------------   ------------   ------------   ------------

PIONEER VARIABLE CONTRACTS TRUST (1.9%)
  Pioneer  AmPac Growth VCT Portfolio - Class II (Cost $112,976)                 11,441        116,932         18,279          4,003
  Pioneer America Income VCT Portfolio - Class II Shares
    (Cost $1,299,096)                                                           129,047      1,271,109        686,549         74,395
  Pioneer Balanced VCT Portfolio - Class II Shares (Cost $451,994)               31,878        467,648        150,092         10,989
  Pioneer Cullen Value VCT Portfolio - Class II Shares (Cost $227,731)           22,158        243,514        230,090          2,492
  Pioneer Emerging Markets VCT Portfolio - Class II Shares
    (Cost $433,321)                                                              21,704        604,244        256,227         49,961
  Pioneer Equity Income VCT Portfolio - Class II Shares
    (Cost $1,681,546)                                                            84,234      1,800,082        871,382         95,896
  Pioneer Equity Opportunity VCT Portfolio - Class II Shares
    (Cost $29,796)                                                                2,833         30,538         29,989            195
  Pioneer Europe VCT Portfolio - Class II Shares (Cost $92,580)                   9,541        106,859         42,655          4,691
  Pioneer Fund VCT Portfolio - Class II Shares (Cost $1,345,063)                 69,795      1,499,896        391,900        124,867
  Pioneer Global High Yield VCT Portfolio - Class II Shares
    (Cost $865,930)                                                              87,057        872,313        879,554         13,796
  Pioneer Growth Shares VCT Portfolio - Class II Shares (Cost $101,338)           8,260        109,032          6,280          7,260

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF         MARKET        COST OF        PROCEEDS
                                                                              SHARES          VALUE       PURCHASES      FROM SALES
                                                                           ------------   ------------   ------------   ------------
PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
  Pioneer High Yield VCT Portfolio - Class II Shares (Cost $2,431,784)          215,625   $  2,345,996   $  1,465,840   $    468,099
  Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II
    Shares (Cost $230,227)                                                       21,312        234,002        230,887            674
  Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares
    (Cost $182,560)                                                              17,535        189,026        284,365        106,314
  Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II Shares
    (Cost $889,566)                                                              85,642        910,378        973,061         84,994
  Pioneer International Value VCT Portfolio - Class II Shares
    (Cost $328,269)                                                              29,653        404,168        134,344         13,819
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    (Cost $1,504,036)                                                            64,230      1,587,769        895,025         71,000
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    (Cost $563,826)                                                              51,606        618,238        478,639          8,186
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares
    (Cost $455,515)                                                              20,129        525,170        268,860        134,150
  Pioneer Small and Mid Cap Growth VCT Portfolio - Class II
    (Cost $610,179)                                                              57,306        651,573        316,465         13,236
  Pioneer Small Cap Value VCT Portfolio - Class II Shares
    (Cost $609,876)                                                              41,203        662,131        475,140         54,572
  Pioneer Small Company VCT Portfolio - Class II Shares (Cost $91,430)            7,604         89,048         51,852          2,939
  Pioneer Strategic Income VCT Portfolio - Class II Shares
    (Cost $2,873,705)                                                           262,526      2,824,783      2,249,032        607,533
  Pioneer Value VCT Portfolio - Class II Shares (Cost $635,664)                  50,488        702,790        159,831         22,985
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $18,048,008)                                                  1,402,807     18,867,239     11,546,338      1,977,046
                                                                           ------------   ------------   ------------   ------------

PUTNAM VARIABLE TRUST (0.8%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $51,087)               13,673         72,877            453        101,067
  Putnam VT International Equity Fund - Class IB Shares
    (Cost $1,323,805)                                                           111,752      1,817,083         80,569        126,376
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $5,213,270)            276,034      6,329,454      2,465,334        444,486
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $6,588,162)                                                     401,459      8,219,414      2,546,356        671,929
                                                                           ------------   ------------   ------------   ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (2.4%)
  All Cap Fund - Class I (Cost $10,727,661)                                     711,779     12,349,359      1,702,880        879,499
  Investors Fund - Class I (Cost $5,887,549)                                    465,275      6,765,105      1,306,847        629,585
  Large Cap Growth Fund - Class I (Cost $426,815)                                38,469        473,934         90,913         24,065
  Salomon Brothers Variable All Cap Fund - Class II (Cost $86,070)                5,035         87,409         86,393            329
  Small Cap Growth Fund - Class I (Cost $3,303,934)                             270,892      3,694,972        896,806        536,549
  Total Return Fund - Class II (Cost $451,618)                                   40,178        461,238        197,578          9,288
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $20,883,647)                                                  1,531,628     23,832,017      4,281,417      2,079,315
                                                                           ------------   ------------   ------------   ------------

SMITH BARNEY INVESTMENT SERIES (0.3%)
  Smith Barney Dividend Strategy Portfolio (Cost $2,436,556)                    284,702      2,474,060        738,535        280,091
  Smith Barney Premier Selections All Cap Growth Portfolio
    (Cost $303,842)                                                              26,521        341,587        148,119         28,625
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $2,740,398)                                                     311,223      2,815,647        886,654        308,716
                                                                           ------------   ------------   ------------   ------------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (18.0%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $68,942,586)                                                        4,879,333     74,361,032     25,023,057      2,961,144
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $67,504,802)                                                        5,292,976     71,190,533     25,044,821      2,423,430
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    (Cost $22,239,202)                                                        1,502,237     24,291,177     11,655,718      1,019,676
  Multiple Discipline Portfolio - Large Cap Growth and Value
    (Cost $10,780,857)                                                          777,919     11,380,959      4,608,358        750,660
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $169,467,447)                                                12,452,465    181,223,701     66,331,954      7,154,910
                                                                           ------------   ------------   ------------   ------------

THE TRAVELERS SERIES TRUST (12.6%)
  AIM Capital Appreciation Portfolio (Cost $1,948,102)                          196,393      2,280,117        545,877        362,404
  Convertible Securities Portfolio (Cost $3,092,610)                            263,251      3,119,524        610,766      1,620,159
  Disciplined Mid Cap Stock Portfolio (Cost $590,178)                            33,642        738,789        133,034         33,514
  Equity Income Portfolio (Cost $15,411,709)                                    955,725     16,897,215      4,183,158        748,687
  Federated High Yield Portfolio (Cost $1,065,620)                              124,039      1,096,506        387,140        103,462
  Federated Stock Portfolio (Cost $410,031)                                      27,810        485,001         12,047        197,100
  Large Cap Portfolio (Cost $2,528,749)                                         192,587      2,915,767        852,341        857,824
  Managed Allocation Series: Aggressive Portfolio (Cost $364,046)                34,373        386,351        367,037          3,100
  Managed Allocation Series: Conservative Portfolio (Cost $167,884)              16,343        168,987        168,748            867
  Managed Allocation Series: Moderate Portfolio (Cost $738,107)                  69,751        753,310        746,028          8,054

5. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF         MARKET        COST OF        PROCEEDS
                                                                              SHARES          VALUE       PURCHASES      FROM SALES
                                                                           ------------   ------------   ------------   ------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Managed Allocation Series: Moderate-Aggressive Portfolio
    (Cost $791,826)                                                              74,527   $    813,832   $    796,534   $      4,802
  Managed Allocation Series: Moderate-Conservative Portfolio
    (Cost $83,716)                                                                8,107         85,767         84,431            724
  Mercury Large Cap Core Portfolio (Cost $1,656,840)                            196,933      1,996,902        549,792        455,330
  MFS Emerging Growth Portfolio (Cost $0)                                            --             --        214,019      1,855,759
  MFS Mid Cap Growth Portfolio (Cost $2,569,850)                                346,519      2,803,339      2,272,590        246,783
  MFS Total Return Portfolio (Cost $48,437,316)                               2,929,706     48,164,361     16,189,117      1,402,957
  MFS Value Portfolio (Cost $3,568,365)                                         285,892      3,556,502      3,158,459        149,134
  Mondrian International Stock Portfolio (Cost $4,754,040)                      441,160      5,514,495      2,086,999        111,837
  Pioneer Fund Portfolio (Cost $2,009,808)                                      175,133      2,232,940        875,390         34,738
  Pioneer Mid Cap Value Portfolio (Cost $24,387)                                  2,269         24,461         24,762            371
  Pioneer Strategic Income Portfolio (Cost $10,491,125)                       1,104,155     10,301,762      7,851,028        217,355
  Strategic Equity Portfolio (Cost $1,403,247)                                   80,899      1,439,193        264,435        148,962
  Style Focus Series: Small Cap Growth Portfolio (Cost $44,439)                   3,937         44,572         44,548            110
  Style Focus Series: Small Cap Value Portfolio (Cost $52,286)                    4,674         52,300         52,353             68
  Travelers Managed Income Portfolio (Cost $18,846,361)                       1,627,973     17,956,544      4,401,790      1,319,820
  Travelers Quality Bond Portfolio (Cost $1,437,584)                            126,818      1,421,625        269,945        119,205
  U.S. Government Securities Portfolio (Cost $256,837)                           19,779        262,864        200,165         12,865
  Van Kampen Enterprise Portfolio (Cost $911,803)                                76,056        968,188        375,958         58,472
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $123,656,866)                                                 9,418,451    126,481,214     47,718,491     10,074,463
                                                                           ------------   ------------   ------------   ------------

TRAVELERS SERIES FUND INC. (11.6%)
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $5,808,601)        576,740      5,732,793      2,863,899        559,645
  Smith Barney Aggressive Growth Portfolio (Cost $42,801,108)                 3,477,246     51,706,644      8,462,897      1,496,653
  Smith Barney High Income Portfolio (Cost $23,076,074)                       3,056,763     21,794,719      6,707,710      1,104,098
  Smith Barney International All Cap Growth Portfolio (Cost $220,569)            16,341        233,672         11,791         20,599
  Smith Barney Large Cap Value Portfolio (Cost $950,874)                         53,059      1,003,350         16,512         82,970
  Smith Barney Large Capitalization Growth Portfolio (Cost $12,393,069)         906,895     13,694,111      2,186,273      1,183,419
  Smith Barney Mid Cap Core Portfolio (Cost $9,461,956)                         740,203     10,570,097      2,311,543        971,634
  Smith Barney Money Market Portfolio (Cost $11,097,878)                     11,097,878     11,097,878      8,287,519     10,096,231
  Social Awareness Stock Portfolio (Cost $43,096)                                 1,949         49,104          7,551          4,225
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $105,853,225)                                                19,927,074    115,882,368     30,855,695     15,519,474
                                                                           ------------   ------------   ------------   ------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.3%)
  Comstock Portfolio - Class II Shares (Cost $1,858,611)                        153,336      2,093,032      1,062,185        250,518
  Emerging Growth Portfolio - Class I Shares (Cost $1,111,157)                   39,795      1,114,644        166,211        140,779
  Enterprise Portfolio - Class II Shares (Cost $1,947)                              150          2,192             18          1,876
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $2,971,715)                                                     193,281      3,209,868      1,228,414        393,173
                                                                           ------------   ------------   ------------   ------------

VARIABLE ANNUITY PORTFOLIOS (0.4%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $3,442,968)                                                     338,260      3,666,735      1,057,946        279,282
                                                                           ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND (5.4%)
  Contrafund(R) Portfolio - Service Class (Cost $21,972,278)                    868,484     26,862,222     11,452,776         68,790
  Contrafund(R) Portfolio - Service Class 2 (Cost $2,554,713)                   104,284      3,200,489      1,260,793        143,923
  Dynamic Capital Appreciation Portfolio - Service Class 2
    (Cost $75,703)                                                               11,754        100,851          5,267         84,941
  Mid Cap Portfolio - Service Class 2 (Cost $18,785,758)                        707,080     24,514,472      8,608,323        825,383
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $43,388,452)                                                  1,691,602     54,678,034     21,327,159      1,123,037
                                                                           ------------   ------------   ------------   ------------

6. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
CAPITAL APPRECIATION FUND                 2005         566  1.297 - 1.619        832           -     1.30 - 2.75     (1.27) - 16.15
                                          2004         149  1.117 - 1.385        198           -     1.75 - 2.25      16.39 - 17.51
                                          2003          82  0.952 - 1.183         93        0.15     1.75 - 2.25       5.07 - 22.52
                                          2002           6          0.777          5        1.68            1.85            (22.30)

HIGH YIELD BOND TRUST                     2005         337  1.050 - 1.063        355        0.01     1.75 - 2.55      (0.94) - 0.57
                                          2004         108  1.064 - 1.067        115       18.54     1.75 - 2.25        4.20 - 7.79

MANAGED ASSETS TRUST                      2005          97  1.089 - 1.098        106        0.02     1.75 - 2.25        1.58 - 2.04
                                          2004          46  1.072 - 1.076         49       14.30     1.75 - 2.25        1.90 - 7.60

MONEY MARKET PORTFOLIO                    2005       1,836  0.973 - 0.996      1,806        2.94     1.75 - 2.75        0.20 - 1.12
                                          2004       1,448  0.973 - 0.980      1,413        1.28     1.75 - 2.65    (1.22) - (0.31)
                                          2003         322  0.985 - 0.986        317        0.77     1.85 - 2.25    (1.01) - (1.00)
                                          2002         503          0.996        501        0.91            1.85             (0.40)
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Capital Appreciation Fund -
    Series II                             2005         855  1.115 - 1.150        976           -     1.85 - 2.65       5.71 - 14.01
                                          2004         604  1.068 - 1.078        649           -     1.75 - 2.65       0.56 - 12.77
                                          2003           2          1.032          2           -            1.75               3.20

  AIM V.I. Mid Cap Core Equity Fund -
    Series II                             2005         267  1.113 - 1.225        324        0.31     1.85 - 2.55        1.24 - 7.64
                                          2004         213  1.158 - 1.164        247        0.05     1.75 - 2.25       7.29 - 11.60
                                          2003           1          1.043          1           -            1.75               4.30

  AIM V.I. Premier Equity Fund -
    Series I                              2005         225  0.816 - 1.279        210        0.75     1.30 - 2.25        3.28 - 4.33
                                          2004         272  0.783 - 1.232        248        0.46     1.30 - 2.25        3.40 - 4.38
                                          2003         327  0.751 - 1.184        284        0.39     1.30 - 2.25      12.65 - 23.44
                                          2002         132  0.609 - 0.782         82        0.32     1.30 - 1.85     (31.19) - 8.46
                                          2001         131  0.885 - 0.886        116        0.32     1.30 - 1.40   (11.50) - (3.59)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                   2005       2,653  1.102 - 1.403      3,481        1.24     1.30 - 2.50      (1.08) - 4.55
                                          2004       1,847  1.113 - 1.365      2,372        0.71     1.30 - 2.45       3.40 - 12.26
                                          2003         930  1.019 - 1.248      1,069        0.46     1.30 - 2.25       7.70 - 30.58
                                          2002          86  0.786 - 0.788         68        0.05     1.30 - 1.85     (21.30) - 5.21
  AllianceBernstein Large-Cap Growth
    Portfolio - Class B                   2005       2,156  0.749 - 1.383      2,330           -     1.30 - 2.40      12.12 - 22.38
                                          2004       1,804  0.663 - 1.224      1,582           -     1.30 - 2.40        3.16 - 6.88
                                          2003       1,458  0.621 - 1.150      1,007           -     1.30 - 2.25       1.96 - 21.94
                                          2002       1,339  0.511 - 0.803        690           -     1.30 - 1.85  (31.96) - (18.39)
                                          2001       1,302  0.751 - 0.755        982           -     1.30 - 1.55  (18.72) - (18.47)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares     2005      15,832  1.147 - 1.649     24,105        0.67     1.30 - 2.70       4.71 - 14.54
                                          2004       9,814  1.022 - 1.473     13,186        0.38     1.30 - 2.65       4.64 - 14.31
                                          2003       2,800  0.914 - 1.322      3,119        0.33     1.30 - 2.45       6.43 - 33.53
                                          2002       1,240  0.686 - 0.995        889        0.89     1.30 - 1.85  (16.03) - (12.26)
                                          2001         829  0.817 - 0.821        680        0.74     1.30 - 1.55  (15.51) - (15.36)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
AMERICAN FUNDS INSURANCE SERIES
(CONTINUED)
  Growth Fund - Class 2 Shares            2005      48,440  1.097 - 1.633     73,936        0.79     1.30 - 2.70       5.74 - 14.72
                                          2004      30,250  0.961 - 1.429     40,570        0.25     1.30 - 2.65       5.26 - 16.73
                                          2003       9,604  0.869 - 1.292     11,304        0.20     1.30 - 2.45       1.28 - 37.58
                                          2002       2,641  0.719 - 0.918      2,012        0.04     1.30 - 1.85  (25.85) - (25.41)
                                          2001       1,479  0.967 - 1.238      1,438        0.45     1.30 - 1.85     (19.42) - 1.64

  Growth-Income Fund - Class 2 Shares     2005      54,320  1.094 - 1.428     74,662        1.49     1.30 - 2.75        3.09 - 6.83
                                          2004      37,264  1.084 - 1.372     49,618        1.26     1.30 - 2.65       5.02 - 12.27
                                          2003      12,284  0.999 - 1.265     14,977        1.70     1.30 - 2.45       0.20 - 30.64
                                          2002       3,708  0.896 - 0.916      3,357        1.16     1.30 - 1.85  (19.86) - (15.55)
                                          2001       2,042  1.119 - 1.143      2,287        1.58     1.30 - 1.85        0.97 - 1.26
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
    Portfolio                             2005           9          1.730         16        0.70            1.85              25.64
                                          2004          11          1.377         15        0.30            1.85              22.62
                                          2003           9          1.123         10           -            1.85              40.20
                                          2002           1          0.801          1        0.15            1.85            (19.90)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard
    Class                                 2005       1,718  1.340 - 1.798      2,957        1.55     1.40 - 2.75     (0.26) - 10.74
                                          2004         980  1.618 - 1.696      1,635        1.59     1.75 - 2.45      19.93 - 29.12
                                          2003         462  1.255 - 1.319        591        1.75     1.75 - 2.25       1.70 - 31.69
                                          2002         110          0.953        105           -            1.85             (4.70)
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF - Appreciation Portfolio -
    Initial Shares                        2005         419  1.005 - 1.217        466        0.02     1.75 - 2.75      (0.29) - 2.70
                                          2004         332  0.981 - 1.184        351        1.83     1.75 - 2.25        2.70 - 3.15
                                          2003         209  0.951 - 1.150        209        2.64     1.75 - 2.25       4.73 - 19.02
                                          2002          28          0.799         22        3.15            1.85            (20.10)
  Dreyfus VIF - Developing Leaders
    Portfolio - Initial Shares            2005         362  1.104 - 1.427        462           -     1.75 - 2.45       3.23 - 13.47
                                          2004         178  1.063 - 1.371        210        0.31     1.75 - 2.45        4.61 - 9.36
                                          2003          52  0.972 - 1.258         52        0.04     1.85 - 2.25       0.00 - 29.26
                                          2002          14          0.752         10        0.04            1.85            (24.80)
FAM VARIABLE SERIES FUNDS, INC.
  Mercury Global Allocation V.I. Fund -
    Class III                             2005       1,308  1.195 - 1.318      1,692        3.08     1.30 - 2.75       2.53 - 10.03
                                          2004         462  1.193 - 1.211        554       11.85     1.30 - 2.65       5.33 - 15.94
                                          2003           1          1.075          1        2.93            1.30               7.50
  Mercury Value Opportunities V.I. Fund
    - Class III                           2005       3,590  1.197 - 1.315      4,642        0.98     1.30 - 2.70       7.30 - 17.97
                                          2004       1,426  1.191 - 1.210      1,714           -     1.30 - 2.65       3.37 - 17.32
                                          2003           1          1.068          1        0.14            1.30               6.80
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Income Securities Fund -
    Class II Shares                       2005       3,511  1.027 - 1.035      3,618        0.20     1.40 - 2.55      (3.56) - 3.81

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (CONTINUED)
  Franklin Rising Dividends Securities
    Fund - Class 2 Shares                 2005       2,784  1.080 - 1.143      3,157        0.89     1.85 - 2.65        0.72 - 5.08
                                          2004       1,686  1.116 - 1.127      1,890        0.20     1.75 - 2.65        5.73 - 9.10
                                          2003           2          1.033          2           -            1.75               3.30
  Franklin Small-Mid Cap Growth
    Securities Fund - Class 2 Shares      2005       5,071  0.895 - 1.476      6,756           -     1.30 - 2.65        2.01 - 3.41
                                          2004       4,257  0.868 - 1.433      5,475           -     1.30 - 2.65       3.30 - 11.81
                                          2003       1,475  0.795 - 1.307      1,609           -     1.30 - 2.45       0.39 - 35.65
                                          2002         436  0.588 - 0.859        277        0.24     1.30 - 1.85  (29.67) - (24.45)
                                          2001         293  0.836 - 0.837        245        0.39     1.30 - 1.40  (16.40) - (16.38)

  Mutual Shares Securities Fund -
    Class 2 Shares                        2005      11,235  1.079 - 1.473     15,471        0.86     1.30 - 2.65       2.78 - 10.51
                                          2004       5,772  1.138 - 1.355      7,367        0.71     1.30 - 2.65       0.37 - 11.21
                                          2003       2,076  1.035 - 1.223      2,350        0.65     1.30 - 2.25       2.87 - 23.55
                                          2002         222  0.842 - 0.845        187        0.14     1.30 - 1.85   (15.60) - (2.54)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares      2005       4,805  1.561 - 2.244     10,400        1.24     1.30 - 2.75       2.15 - 27.70
                                          2004       1,607  1.750 - 1.784      2,833        1.64     1.30 - 2.45      19.21 - 25.39
                                          2003         195  1.438 - 1.449        281        0.04     1.30 - 2.45       2.13 - 44.90
  Templeton Foreign Securities Fund -
    Class 2 Shares                        2005      13,271  1.171 - 1.623     20,189        1.14     1.30 - 2.75       7.19 - 11.30
                                          2004       7,548  1.079 - 1.498     10,592        0.94     1.30 - 2.65       0.52 - 16.90
                                          2003       2,286  0.925 - 1.285      2,642        1.22     1.30 - 2.45       4.18 - 33.26
                                          2002         762  0.710 - 0.907        571        1.45     1.30 - 1.85  (21.61) - (19.64)
                                          2001         469  0.886 - 0.891        418        2.64     1.30 - 1.55  (17.27) - (17.04)
  Templeton Growth Securities Fund -
    Class 2 Shares                        2005       5,678  1.187 - 1.549      8,121        1.04     1.30 - 2.65        1.54 - 7.90
                                          2004       1,633  1.160 - 1.447      2,227        0.94     1.40 - 2.65       6.23 - 15.15
                                          2003         428  1.024 - 1.263        518        0.92     1.60 - 2.25       3.95 - 29.96
                                          2002          60  0.789 - 0.791         48        0.66     1.60 - 1.85  (20.90) - (10.54)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                  2005      18,135  1.019 - 1.312     22,413        0.91     1.30 - 2.70      (1.29) - 3.58
                                          2004      14,841  1.003 - 1.280     17,929        1.45     1.30 - 2.55      (0.24) - 9.79
                                          2003       7,413  0.936 - 1.196      8,238        1.23     1.30 - 2.45       5.04 - 22.98
                                          2002       1,945  0.789 - 0.920      1,606        1.78     1.30 - 1.85  (18.74) - (16.97)
                                          2001         828  0.971 - 0.973        804        1.35     1.30 - 1.40    (5.27) - (5.17)

  Diversified Strategic Income Portfolio  2005      12,143  1.103 - 1.257     14,357        5.75     1.30 - 2.45      (0.27) - 1.21
                                          2004      10,494  1.100 - 1.242     12,350        7.00     1.30 - 2.45        3.58 - 8.07
                                          2003       3,980  1.103 - 1.178      4,530       11.04     1.30 - 2.25       0.80 - 10.30
                                          2002       1,090  1.041 - 1.068      1,159       10.41     1.30 - 1.85        3.07 - 3.49
                                          2001         746  1.030 - 1.032        770        8.52     1.30 - 1.40        1.68 - 1.78

  Equity Index Portfolio - Class II
    Shares                                2005      10,052  0.880 - 1.349     12,470        1.42     1.30 - 2.60        1.57 - 4.12
                                          2004       7,561  0.857 - 1.316      9,274        1.84     1.30 - 2.60       1.94 - 10.01
                                          2003       3,743  0.790 - 1.214      4,149        2.29     1.30 - 2.45       3.25 - 26.07
                                          2002         628  0.628 - 0.870        446        2.68     1.30 - 1.85   (23.60) - (9.75)
                                          2001         293  0.822 - 0.826        241        0.75     1.30 - 1.55  (13.66) - (13.51)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
GREENWICH STREET SERIES FUND (CONTINUED)
  Fundamental Value Portfolio             2005      26,597  1.056 - 1.443     36,975        0.99     1.30 - 2.70        2.09 - 7.90
                                          2004      22,953  1.034 - 1.401     31,170        0.93     1.30 - 2.60        3.71 - 8.83
                                          2003       8,916  0.970 - 1.316     11,336        1.36     1.30 - 2.25       4.96 - 36.83
                                          2002       1,755  0.889 - 0.906      1,576        1.31     1.30 - 1.85  (22.49) - (20.18)
                                          2001         979  1.147 - 1.153      1,128        0.64     1.30 - 1.55    (6.75) - (6.56)
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares          2005         677  1.128 - 1.495        970           -     1.60 - 2.55       7.30 - 12.57
                                          2004         567  1.113 - 1.390        762           -     1.60 - 2.35        3.24 - 7.38
                                          2003         314  1.039 - 1.302        406           -     1.60 - 2.25       5.43 - 37.78
                                          2002           3          0.757          2           -            1.60            (24.30)
  Salomon Brothers Variable Aggressive
    Growth Fund - Class II Shares         2005       1,506  1.124 - 1.217      1,815           -     1.75 - 2.65        0.25 - 7.71
                                          2004       1,009  1.118 - 1.130      1,134           -     1.75 - 2.65     (2.18) - 10.18
                                          2003           2          1.057          2           -            1.75               5.70
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares          2005         169  1.103 - 1.326        198        0.37     1.60 - 2.25        1.38 - 2.01
                                          2004         172  1.085 - 1.307        198        0.96     1.60 - 2.25        5.93 - 7.57
                                          2003         153  1.019 - 1.231        163        1.36     1.60 - 2.25       3.97 - 28.16
                                          2002           1          0.799          1        0.57            1.60            (20.10)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares     2005         896  1.144 - 1.236      1,035        2.00     1.85 - 2.25        5.30 - 5.73
                                          2004       1,177  1.082 - 1.173      1,286        2.27     1.85 - 2.25        5.88 - 6.29
                                          2003       1,025  1.018 - 1.106      1,052        2.44     1.85 - 2.25       2.69 - 11.62
                                          2002          76          0.912         69        5.56            1.85             (8.80)
  Global Life Sciences Portfolio -
    Service Shares                        2005          12          1.125         14           -            1.85              10.29
                                          2004          13          1.020         13           -            1.85              12.09
                                          2003          11          0.910         10           -            1.85              23.98
                                          2002           2          0.734          1           -            1.85            (26.60)

  Global Technology Portfolio - Service
    Shares                                2005         112  0.970 - 1.455        146           -     1.85 - 2.25        9.02 - 9.60
                                          2004          83  0.885 - 1.332         99           -     1.85 - 2.25    (1.63) - (1.34)
                                          2003         113  0.897 - 1.354        119           -     1.85 - 2.25       1.20 - 43.75
                                          2002          73          0.624         46           -            1.85            (37.60)

  Mid Cap Growth Portfolio - Service
    Shares                                2005       1,290  0.492 - 1.699      1,244           -     1.30 - 2.45       9.20 - 11.63
                                          2004       1,233  0.446 - 1.543      1,026           -     1.30 - 2.60       2.69 - 19.00
                                          2003       1,042  0.376 - 1.302        566           -     1.30 - 2.25       2.64 - 33.10
                                          2002         707  0.283 - 0.817        224           -     1.30 - 1.85  (29.25) - (21.06)
                                          2001         620  0.400 - 0.402        249           -     1.30 - 1.55  (40.56) - (40.36)

  Worldwide Growth Portfolio - Service
    Shares                                2005          78  0.955 - 1.250         77        1.25     1.75 - 2.25        3.22 - 3.69
                                          2004          69  0.921 - 1.211         66        1.03     1.75 - 2.25        2.19 - 2.78
                                          2003          35  0.898 - 1.185         34        1.35     1.75 - 2.25       3.93 - 21.52
                                          2002           3          0.739          2        0.56            1.85            (26.10)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio   2005       3,094  1.140 - 1.556      4,674           -     1.30 - 2.65      (1.30) - 6.70
                                          2004       1,800  1.310 - 1.516      2,695           -     1.30 - 2.65       7.00 - 18.66
                                          2003         204  1.326 - 1.337        272           -     1.30 - 2.45       0.53 - 33.70

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio             2005       4,872  1.106 - 1.411      6,636        1.18     1.30 - 2.65        0.56 - 4.54
                                          2004       2,818  1.248 - 1.385      3,843        1.86     1.30 - 2.65       4.16 - 11.24
                                          2003         380  1.237 - 1.245        471        2.82     1.30 - 2.25       5.17 - 24.50

  Mid-Cap Value Portfolio                 2005       7,622  1.219 - 1.649     12,137        0.60     1.30 - 2.75       1.41 - 10.58
                                          2004       2,953  1.393 - 1.543      4,489        0.58     1.30 - 2.65      11.03 - 22.46
                                          2003         497  1.251 - 1.260        623        1.56     1.30 - 2.45       3.98 - 26.00
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Capital Appreciation
    Fund/VA - Service Shares              2005       1,211  1.115 - 1.136      1,366        0.62     1.75 - 2.65        2.11 - 8.25
                                          2004         712  1.092 - 1.103        783        0.11     1.75 - 2.65        2.90 - 8.81
                                          2003           3          1.052          3           -            1.75               5.20
  Oppenheimer Global Securities Fund/VA
    - Service Shares                      2005       1,460  1.299 - 1.415      2,049        0.69     1.75 - 2.65      11.04 - 18.68
                                          2004         818  1.250 - 1.262      1,028        0.46     1.75 - 2.65      10.67 - 21.36
                                          2003           2          1.080          2           -            1.75               8.00
  Oppenheimer Main Street Fund/VA -
    Service Shares                        2005         184  1.100 - 1.113        203        0.90     1.75 - 2.45        3.19 - 4.85
                                          2004          83  1.066 - 1.071         88           -     1.75 - 2.45        5.93 - 9.43
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative
    Class                                 2005      16,484  1.058 - 1.136     18,406        2.88     1.30 - 2.75      (0.80) - 0.85
                                          2004       8,461  1.106 - 1.127      9,448        1.20     1.30 - 2.65        1.28 - 7.44
                                          2003         881  1.041 - 1.049        919        0.46     1.30 - 2.45      (0.76) - 5.66

  Total Return Portfolio -
    Administrative Class                  2005      56,470  0.998 - 1.231     62,694        3.46     1.30 - 2.70      (1.19) - 1.07
                                          2004      42,016  1.043 - 1.218     46,765        1.91     1.30 - 2.65      (0.29) - 3.97
                                          2003      23,284  1.037 - 1.176     25,612        2.74     1.30 - 2.45        0.00 - 3.70
                                          2002       6,244  1.074 - 1.134      6,873        4.08     1.30 - 1.85        3.67 - 7.59
                                          2001         612  1.053 - 1.054        644        2.59     1.30 - 1.40        5.30 - 5.82
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer  AmPac Growth VCT Portfolio -
    Class II                              2005         119  0.978 - 0.994        117        0.41     1.75 - 2.65      (1.51) - 4.88
                                          2004         102  0.993 - 1.000        101           -     1.75 - 2.65      (1.39) - 5.84
  Pioneer America Income VCT Portfolio -
    Class II Shares                       2005       1,261  0.996 - 1.023      1,271        4.46     1.75 - 2.65      (1.09) - 0.00
                                          2004         680  1.005 - 1.015        687        4.40     1.75 - 2.65      (0.39) - 3.17
                                          2003           1          1.002          1        0.51            1.75               0.20
  Pioneer Balanced VCT Portfolio - Class
    II Shares                             2005         435  1.066 - 1.082        468        1.75     1.75 - 2.45        1.14 - 1.88
                                          2004         302  1.054 - 1.062        319        2.76     1.75 - 2.45        0.67 - 2.93
                                          2003           1          1.033          1        0.54            1.75               3.30
  Pioneer Cullen Value VCT Portfolio -
    Class II Shares                       2005         222  1.092 - 1.099        244           -     1.85 - 2.65     (1.08) - 12.41
  Pioneer Emerging Markets VCT Portfolio
    - Class II Shares                     2005         344  1.736 - 1.775        604        0.47     1.75 - 2.65      34.10 - 36.37
                                          2004         198  1.299 - 1.312        258        0.63     1.75 - 2.65       3.82 - 27.65
                                          2003           2          1.125          2           -            1.75              12.50
  Pioneer Equity Income VCT Portfolio -
    Class II Shares                       2005       1,442  1.240 - 1.258      1,800        2.24     1.75 - 2.45        2.99 - 5.08
                                          2004         809  1.204 - 1.213        977        2.84     1.75 - 2.45       0.92 - 14.00
                                          2003           2          1.064          2        0.49            1.75               6.40

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
PIONEER VARIABLE CONTRACTS TRUST
(CONTINUED)
  Pioneer Equity Opportunity VCT
    Portfolio - Class II Shares           2005          31  0.998 - 0.999         31           -     1.85 - 2.25      (0.20) - 4.28

  Pioneer Europe VCT Portfolio -
    Class II Shares                       2005          80  1.322 - 1.347        107        0.50     1.75 - 2.65        5.00 - 5.98
                                          2004          49  1.259 - 1.271         62        0.04     1.75 - 2.65      10.13 - 18.80
                                          2003           1          1.094          1           -            1.75               9.40

  Pioneer Fund VCT Portfolio -
    Class II Shares                       2005       1,269  1.173 - 1.195      1,500        1.13     1.75 - 2.65        3.17 - 7.72
                                          2004       1,016  1.137 - 1.148      1,160        1.22     1.75 - 2.65       1.51 - 12.01
                                          2003           2          1.053          2        0.25            1.75               5.30
  Pioneer Global High Yield VCT
    Portfolio - Class II Shares           2005         837  1.040 - 1.045        872        4.58     1.85 - 2.55        0.67 - 5.80
  Pioneer Growth Shares VCT Portfolio -
    Class II Shares                       2005         101  1.078 - 1.091        109        0.61     1.75 - 2.35        0.84 - 1.39
                                          2004         100  1.069 - 1.076        107           -     1.75 - 2.35       1.42 - 10.48
                                          2003           1          1.030          1           -            1.75               3.00
  Pioneer High Yield VCT Portfolio -
    Class II Shares                       2005       2,182  1.064 - 1.084      2,346        5.23     1.75 - 2.65      (1.02) - 4.78
                                          2004       1,372  1.075 - 1.085      1,482        4.96     1.75 - 2.65        2.66 - 7.70
                                          2003           1          1.025          1        0.60            1.75               2.50
  Pioneer Ibbotson Aggressive Allocation
    VCT Portfolio - Class II Shares       2005         216  1.081 - 1.086        234           -     1.85 - 2.65      (1.10) - 8.30
  Pioneer Ibbotson Growth Allocation VCT
    Portfolio - Class II Shares           2005         177  1.067 - 1.069        189           -     2.10 - 2.35        2.49 - 6.80
  Pioneer Ibbotson Moderate Allocation
    VCT Portfolio - Class II Shares       2005         870  1.046 - 1.049        910           -     1.85 - 2.35        1.95 - 4.29
  Pioneer International Value VCT
    Portfolio - Class II Shares           2005         283  1.313 - 1.440        404        0.06     1.75 - 2.55       6.40 - 13.21
                                          2004         183  1.262 - 1.272        232        0.15     1.75 - 2.45       3.27 - 16.38
                                          2003           1          1.093          1           -            1.75               9.30
  Pioneer Mid Cap Value VCT Portfolio -
    Class II Shares                       2005       1,204  1.199 - 1.331      1,588        0.20     1.75 - 2.65      (0.08) - 5.80
                                          2004         590  1.246 - 1.258        739        0.21     1.75 - 2.65       2.21 - 19.58
                                          2003           2          1.052          2           -            1.75               5.20
  Pioneer Oak Ridge Large Cap Growth VCT
    Portfolio - Class II Shares           2005         536  1.128 - 1.163        618        0.14     1.75 - 2.65     (2.46) - 12.79
                                          2004          92  1.086 - 1.094        100           -     1.75 - 2.65       1.21 - 12.94
  Pioneer Real Estate Shares VCT
    Portfolio - Class II Shares           2005         338  1.463 - 1.568        525        3.18     1.75 - 2.65      11.93 - 15.93
                                          2004         248  1.375 - 1.389        343        4.56     1.75 - 2.65       1.62 - 37.38
                                          2003           2          1.044          2        1.26            1.75               4.40
  Pioneer Small and Mid Cap Growth VCT
    Portfolio - Class II                  2005         598  1.029 - 1.102        652           -     1.75 - 2.55        2.06 - 6.65
                                          2004         298  1.066 - 1.072        318           -     1.75 - 2.45        0.00 - 9.19
  Pioneer Small Cap Value VCT Portfolio
    - Class II Shares                     2005         490  1.249 - 1.366        662           -     1.75 - 2.65       3.51 - 16.84
                                          2004         168  1.239 - 1.251        208           -     1.75 - 2.65       1.89 - 17.80
                                          2003           1          1.062          1           -            1.75               6.20

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
PIONEER VARIABLE CONTRACTS TRUST
(CONTINUED)
  Pioneer Small Company VCT Portfolio -
    Class II Shares                       2005          78  1.137 - 1.154         89           -     1.75 - 2.45      (0.79) - 8.88
                                          2004          38  1.146 - 1.155         44           -     1.75 - 2.45       0.79 - 11.27
                                          2003           1          1.038          1           -            1.75               3.80
  Pioneer Strategic Income VCT Portfolio
    - Class II Shares                     2005       2,557  1.093 - 1.114      2,825        5.59     1.75 - 2.65      (0.72) - 1.29
                                          2004       1,168  1.095 - 1.106      1,286        5.62     1.75 - 2.65        0.46 - 9.69
                                          2003           1          1.024          1        0.52            1.75               2.40

  Pioneer Value VCT Portfolio -
    Class II Shares                       2005         595  1.107 - 1.196        703        0.09     1.75 - 2.65        1.91 - 5.03
                                          2004         466  1.151 - 1.162        539        0.03     1.75 - 2.65        1.49 - 9.87
                                          2003           1          1.062          1        0.01            1.75               6.20
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                       2005          72  0.817 - 1.228         73           -     1.30 - 1.85        5.23 - 5.94
                                          2004         154  0.773 - 1.167        163           -     1.30 - 1.85        5.61 - 6.18
                                          2003         150  0.728 - 1.105        151           -     1.30 - 1.85      29.54 - 30.36
                                          2002          67  0.559 - 0.853         49           -     1.30 - 1.85   (30.65) - (5.22)
                                          2001          13          0.806         11           -     1.30 - 1.40   (19.40) - (5.62)
  Putnam VT International Equity Fund -
    Class IB Shares                       2005       1,256  1.118 - 1.584      1,817        1.44     1.30 - 2.25       9.65 - 10.85
                                          2004       1,284  1.011 - 1.436      1,688        1.41     1.30 - 2.25      11.97 - 14.71
                                          2003         943  0.882 - 1.257      1,075        0.38     1.30 - 2.25       9.04 - 26.83
                                          2002         188  0.696 - 0.919        145        0.52     1.30 - 1.85  (19.17) - (18.76)
                                          2001          15  0.857 - 0.858         13           -     1.30 - 1.40     (14.30) - 3.25
  Putnam VT Small Cap Value Fund - Class
    IB Shares                             2005       3,486  1.243 - 1.877      6,329        0.16     1.30 - 2.60     (2.06) - 12.59
                                          2004       2,375  1.507 - 1.783      4,167        0.31     1.30 - 2.25      11.88 - 24.58
                                          2003       1,484  1.223 - 1.439      2,093        0.19     1.30 - 2.25       3.02 - 56.86
                                          2002         479  0.877 - 0.980        439        0.11     1.30 - 1.85  (25.02) - (19.28)
                                          2001          32  1.088 - 1.089         35           -     1.30 - 1.40        3.13 - 8.80
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                  2005       9,059  1.029 - 1.430     12,349        0.89     1.30 - 2.60        1.38 - 2.74
                                          2004       8,353  1.006 - 1.397     11,119        0.68     1.30 - 2.60        0.69 - 9.51
                                          2003       4,378  0.946 - 1.312      5,433        0.45     1.30 - 2.25       1.72 - 39.28
                                          2002       1,133  0.829 - 0.897        982        0.59     1.30 - 1.85  (26.44) - (25.99)
                                          2001         423  1.127 - 1.212        512        1.50     1.30 - 1.85        0.50 - 1.81

  Investors Fund - Class I                2005       5,024  1.038 - 1.418      6,765        1.27     1.30 - 2.60        1.82 - 9.08
                                          2004       4,491  0.991 - 1.353      5,760        1.97     1.30 - 2.60       3.44 - 11.57
                                          2003       2,239  0.920 - 1.247      2,605        2.70     1.30 - 2.25       6.50 - 30.68
                                          2002         618  0.839 - 0.856        524        1.72     1.30 - 1.85  (24.14) - (20.89)
                                          2001         146  1.106 - 1.108        162        2.73     1.30 - 1.40    (7.45) - (6.81)

  Large Cap Growth Fund - Class I         2005         362  1.154 - 1.377        474        0.02     1.60 - 2.25        2.92 - 3.56
                                          2004         299  1.117 - 1.337        381        0.20     1.60 - 2.25    (1.77) - (1.14)
                                          2003         189  1.132 - 1.359        245        0.01     1.60 - 2.25       0.00 - 42.30
                                          2002          16  0.798 - 0.799         13           -     1.60 - 1.85   (20.10) - (3.97)
  Salomon Brothers Variable All Cap Fund
    - Class II                            2005          82  1.064 - 1.067         87        1.59     1.85 - 2.35        2.01 - 6.40

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
SALOMON BROTHERS VARIABLE SERIES FUNDS
INC. (CONTINUED)
  Small Cap Growth Fund - Class I         2005       2,422  1.021 - 1.657      3,695           -     1.30 - 2.75      (0.50) - 3.55
                                          2004       2,333  0.990 - 1.607      3,447           -     1.30 - 2.45       7.83 - 21.66
                                          2003       1,063  0.875 - 1.420      1,328           -     1.30 - 2.25       1.65 - 47.04
                                          2002         155  0.774 - 0.805        120           -     1.30 - 1.85  (35.61) - (30.48)
                                          2001          91  1.202 - 1.204        109           -     1.30 - 1.40      (8.52) - 7.60

  Total Return Fund - Class II            2005         416  1.104 - 1.120        461        2.08     1.75 - 2.45        0.45 - 4.71
                                          2004         245  1.099 - 1.107        269        3.19     1.75 - 2.45        3.77 - 6.65
                                          2003           1          1.038          1        0.27            1.75               3.80
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy
    Portfolio                             2005       2,307  0.797 - 1.166      2,474        2.05     1.30 - 2.60    (3.04) - (1.48)
                                          2004       1,888  0.809 - 1.188      2,063        1.45     1.30 - 2.60      (1.93) - 5.33
                                          2003         575  0.794 - 1.169        636        1.21     1.30 - 2.25       3.73 - 21.90
                                          2002          33  0.652 - 0.819         24        1.53     1.30 - 1.85     (27.07) - 3.02
                                          2001           3          0.894          3           -     1.30 - 1.40   (10.60) - (4.18)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                  2005         277  0.909 - 1.340        342        0.14     1.30 - 2.25        3.94 - 7.46
                                          2004         178  0.868 - 1.279        201           -     1.30 - 2.25      (0.68) - 8.96
                                          2003         100  0.855 - 1.266        105           -     1.30 - 2.25      13.85 - 32.46
                                          2002          43  0.646 - 0.861         33        0.04     1.30 - 1.85  (27.74) - (22.36)
                                          2001          37  0.894 - 0.895         33           -     1.30 - 1.40   (10.60) - (3.35)
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                  2005      54,884  1.065 - 1.506     74,357        0.40     1.30 - 2.60        2.56 - 3.86
                                          2004      37,811  1.038 - 1.450     50,014        0.61     1.30 - 2.60       0.78 - 11.80
                                          2003       7,509  1.243 - 1.377      9,575        0.15     1.30 - 2.45       2.00 - 29.69
                                          2002         248  1.060 - 1.062        263           -     1.30 - 1.85        0.28 - 6.20
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value     2005      57,528  1.028 - 1.333     71,187        1.36     1.30 - 2.70        1.62 - 3.94
                                          2004      38,579  1.112 - 1.296     47,020        1.55     1.30 - 2.60      (0.45) - 6.12
                                          2003       7,964  1.165 - 1.250      9,573        0.68     1.30 - 2.45       1.04 - 20.33
                                          2002         834  1.037 - 1.039        866           -     1.30 - 1.85      (1.33) - 3.90
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value              2005      17,228  1.052 - 1.597     24,290        0.85     1.30 - 2.70        1.94 - 8.55
                                          2004       9,130  1.065 - 1.519     12,460        1.08     1.30 - 2.60       3.92 - 10.02
                                          2003         960  1.238 - 1.395      1,226        0.39     1.30 - 2.25       7.71 - 29.92
                                          2002          29  1.073 - 1.075         31           -     1.30 - 1.85      (3.85) - 7.50
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                  2005       8,713  1.041 - 1.467     11,380        0.71     1.30 - 2.55        0.87 - 2.23
                                          2004       5,645  1.032 - 1.435      7,304        1.46     1.30 - 2.55        0.34 - 8.98
                                          2003       1,463  1.213 - 1.362      1,843        0.88     1.30 - 2.25       1.72 - 36.96
                                          2002          44  1.068 - 1.070         48           -     1.30 - 1.85      (2.82) - 7.00
THE TRAVELERS SERIES TRUST
  AIM Capital Appreciation Portfolio      2005       1,744  0.931 - 1.376      2,280        0.22     1.30 - 2.75        5.57 - 7.95
                                          2004       1,549  0.869 - 1.287      1,906        0.20     1.30 - 2.35        2.93 - 8.32
                                          2003         669  0.827 - 1.229        767           -     1.30 - 2.25       3.02 - 27.54
                                          2002         143  0.649 - 0.901        116           -     1.30 - 1.85  (24.88) - (17.79)
                                          2001          21  0.864 - 0.865         18           -     1.30 - 1.40     (13.60) - 0.35

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Convertible Securities Portfolio        2005       2,540  1.193 - 1.265      3,119        2.22     1.75 - 2.45    (2.04) - (0.24)
                                          2004       3,481  1.211 - 1.280      4,303        3.01     1.75 - 2.45        3.75 - 4.92
                                          2003       1,594  1.160 - 1.229      1,855        7.37     1.75 - 2.25       2.47 - 23.93
                                          2002          71          0.936         67       20.01            1.85             (6.40)

  Disciplined Mid Cap Stock Portfolio     2005         492  1.314 - 1.604        739           -     1.75 - 2.35       1.88 - 10.47
                                          2004         418  1.191 - 1.458        565        0.36     1.75 - 2.25      10.56 - 14.30
                                          2003         253  1.042 - 1.279        303        0.90     1.85 - 2.25       2.73 - 31.40
                                          2002          13          0.793         10        0.99            1.85            (20.70)

  Equity Income Portfolio                 2005      12,685  1.121 - 1.372     16,896           -     1.30 - 2.65        1.98 - 5.13
                                          2004       9,944  1.102 - 1.335     12,934        1.79     1.30 - 2.45        5.38 - 8.40
                                          2003       4,658  1.021 - 1.236      5,585        1.91     1.30 - 2.45       5.04 - 29.47
                                          2002         758  0.848 - 0.955        660        1.45     1.30 - 1.85  (15.28) - (12.86)
                                          2001         432  1.001 - 1.006        434        1.59     1.30 - 1.55    (8.25) - (7.88)

  Federated High Yield Portfolio          2005         844  1.177 - 1.309      1,096           -     1.75 - 2.45      (0.17) - 4.05
                                          2004         607  1.284 - 1.299        786       10.09     1.75 - 2.45        0.86 - 8.40
                                          2003         244  1.191 - 1.201        292       15.14     1.85 - 2.25       9.88 - 20.18
                                          2002          36          0.991         35       59.35            1.85             (0.90)

  Federated Stock Portfolio               2005         385  1.100 - 1.362        485           -     1.75 - 2.45        2.82 - 3.56
                                          2004         550  1.064 - 1.321        643        1.75     1.75 - 2.45        4.26 - 8.57
                                          2003         260  0.980 - 1.220        279        3.81     1.75 - 2.25       0.31 - 25.32
                                          2002          39          0.782         31        5.64            1.85            (21.80)

  Large Cap Portfolio                     2005       2,508  0.765 - 1.326      2,916           -     1.30 - 2.65     (1.58) - 15.24
                                          2004       2,476  0.715 - 1.241      2,660        1.02     1.30 - 2.65       1.90 - 13.02
                                          2003       1,541  0.681 - 1.185      1,475        0.78     1.30 - 2.25       3.41 - 23.08
                                          2002         376  0.555 - 0.862        231        0.60     1.30 - 1.85  (23.97) - (15.24)
                                          2001         309  0.730 - 0.734        226        0.54     1.30 - 1.55  (18.62) - (18.44)
  Managed Allocation Series:
    Aggressive Portfolio                  2005         350  1.104 - 1.108        386           -     1.80 - 2.35       0.54 - 10.40
  Managed Allocation Series:
    Conservative Portfolio                2005         166  1.016 - 1.022        169        0.90     1.30 - 2.35        0.59 - 1.19

  Managed Allocation Series: Moderate
    Portfolio                             2005         717  1.048 - 1.056        753        0.99     1.30 - 2.70        0.00 - 4.78
  Managed Allocation Series:
    Moderate-Aggressive Portfolio         2005         751  1.083 - 1.087        814        1.01     1.65 - 2.35      (0.82) - 8.60
  Managed Allocation Series:
    Moderate-Conservative Portfolio       2005          83  1.028 - 1.032         86        0.53     1.40 - 2.25        1.18 - 3.10

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Mercury Large Cap Core Portfolio        2005       1,697  0.841 - 1.455      1,997           -     1.30 - 2.45       9.30 - 10.59
                                          2004       1,575  0.761 - 1.321      1,670        0.67     1.30 - 2.45       9.61 - 18.43
                                          2003       1,136  0.666 - 1.159        998        1.10     1.30 - 2.25       1.87 - 19.68
                                          2002         444  0.558 - 0.846        256        0.64     1.30 - 1.85   (26.16) - (7.84)
                                          2001         392  0.755 - 0.757        296        0.05     1.30 - 1.40  (23.58) - (23.46)

  MFS Mid Cap Growth Portfolio            2005       2,238  0.830 - 1.492      2,803           -     1.30 - 2.70        0.55 - 9.21
                                          2004         515  0.822 - 1.459        608           -     1.75 - 2.45       2.11 - 12.06
                                          2003         228  0.738 - 1.306        252           -     1.75 - 2.25       1.24 - 34.43
                                          2002           6          0.549          3           -            1.85            (45.10)

  MFS Total Return Portfolio              2005      38,499  1.096 - 1.365     48,162        2.43     1.30 - 2.70      (0.36) - 2.52
                                          2004      28,353  1.137 - 1.343     35,333        3.76     1.30 - 2.60       0.17 - 11.23
                                          2003      12,166  1.038 - 1.221     14,101        4.46     1.30 - 2.45       3.02 - 16.98
                                          2002       2,856  1.005 - 1.061      3,000        7.04     1.30 - 1.85    (6.62) - (5.81)
                                          2001       1,755  1.133 - 1.135      1,989        2.62     1.30 - 1.40    (1.39) - (1.30)

  MFS Value Portfolio                     2005       3,047  1.158 - 1.178      3,556        1.98     1.40 - 2.70        1.48 - 6.48
                                          2004         518  1.114 - 1.123        579        3.86     1.30 - 2.45       6.81 - 15.46

  Mondrian International Stock Portfolio  2005       3,748  1.290 - 1.551      5,514        0.05     1.30 - 2.60       4.77 - 10.22
                                          2004       2,243  1.202 - 1.441      3,070        3.22     1.30 - 2.60       3.89 - 17.84
                                          2003         205  1.064 - 1.265        249        8.60     1.40 - 2.45       5.61 - 26.22
                                          2002           8          0.843          7        3.17            1.85            (15.70)

  Pioneer Fund Portfolio                  2005       1,637  1.258 - 1.397      2,233           -     1.30 - 2.60        3.28 - 5.15
                                          2004         962  1.218 - 1.336      1,271        1.62     1.30 - 2.60        6.42 - 9.69
                                          2003         123  1.210 - 1.218        149        6.47     1.30 - 2.25       4.56 - 21.80

  Pioneer Mid Cap Value Portfolio         2005          24  1.034 - 1.039         24        0.39     1.75 - 2.50      (0.76) - 6.92

  Pioneer Strategic Income Portfolio      2005       9,293  1.097 - 1.122     10,301        6.32     1.30 - 2.70      (0.63) - 2.37
                                          2004       2,606  1.087 - 1.096      2,845       12.95     1.30 - 2.65       3.13 - 11.43

  Strategic Equity Portfolio              2005       1,271  0.723 - 1.374      1,439        0.63     1.30 - 2.55      (0.33) - 8.52
                                          2004       1,164  0.720 - 1.369      1,291        1.64     1.30 - 2.40        6.81 - 8.81
                                          2003         932  0.663 - 1.263        883           -     1.30 - 2.25       5.09 - 30.86
                                          2002         602  0.508 - 0.749        327        0.64     1.30 - 1.85  (34.62) - (25.91)
                                          2001         566  0.777 - 0.782        442        0.17     1.30 - 1.55  (14.71) - (14.44)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Style Focus Series: Small Cap Growth
    Portfolio                             2005          40  1.110 - 1.116         45           -     1.40 - 2.35        0.63 - 8.37

  Style Focus Series: Small Cap Value
    Portfolio                             2005          47  1.104 - 1.109         52        1.32     1.85 - 2.55     (0.27) - 10.40

  Travelers Managed Income Portfolio      2005      16,580  1.013 - 1.223     17,956        3.76     1.30 - 2.70      (1.17) - 0.33
                                          2004      13,937  1.028 - 1.222     15,287        6.40     1.30 - 2.60      (0.19) - 3.37
                                          2003       6,485  1.047 - 1.204      7,156        6.91     1.30 - 2.25        0.19 - 7.02
                                          2002       1,560  0.984 - 1.125      1,685       14.79     1.30 - 1.85        0.72 - 1.86
                                          2001         622  1.113 - 1.115        693        3.75     1.30 - 1.40        5.29 - 5.30

  Travelers Quality Bond Portfolio        2005       1,302  1.025 - 1.126      1,422           -     1.75 - 2.45    (1.16) - (0.09)
                                          2004       1,133  1.067 - 1.127      1,249        5.60     1.75 - 2.45        0.81 - 2.50
                                          2003         797  1.061 - 1.108        876        8.35     1.85 - 2.25      (0.09) - 5.02
                                          2002         158          1.055        166       17.10            1.85               5.50

  U.S. Government Securities Portfolio    2005         246  1.064 - 1.076        263           -     1.75 - 2.45        0.09 - 2.48
                                          2004          65  1.045 - 1.050         68       11.65     1.75 - 2.45        4.60 - 6.84

  Van Kampen Enterprise Portfolio         2005         865  0.696 - 1.292        968        0.12     1.30 - 2.60      (0.81) - 6.48
                                          2004         587  0.656 - 1.219        601        0.72     1.30 - 2.60        1.60 - 3.17
                                          2003         460  0.641 - 1.193        449        0.45     1.30 - 2.25       6.34 - 24.21
                                          2002         142  0.519 - 0.523         74        0.78     1.30 - 1.55  (30.43) - (30.27)
                                          2001         140  0.746 - 0.750        105           -     1.30 - 1.55  (22.45) - (22.20)
TRAVELERS SERIES FUND INC.
  SB Adjustable Rate Income Portfolio -
    Class I Shares                        2005       5,777  0.979 - 1.009      5,732        3.49     1.30 - 2.70      (0.31) - 1.10
                                          2004       3,523  0.982 - 0.998      3,483        2.59     1.30 - 2.60      (1.11) - 0.20
                                          2003         125  0.997 - 1.000        125        0.39     1.30 - 2.25      (0.10) - 0.10

  Smith Barney Aggressive Growth
    Portfolio                             2005      36,678  0.946 - 1.492     51,704           -     1.30 - 2.70     (1.02) - 11.02
                                          2004      30,450  0.870 - 1.359     39,319           -     1.30 - 2.60       2.33 - 14.98
                                          2003      12,817  0.803 - 1.258     15,176           -     1.30 - 2.25       6.00 - 32.76
                                          2002       3,441  0.802 - 0.870      2,938           -     1.30 - 1.85  (33.88) - (33.54)
                                          2001       2,280  1.213 - 1.309      2,977           -     1.30 - 1.85      (5.52) - 0.66

  Smith Barney High Income Portfolio      2005      16,399  1.081 - 1.384     21,794        8.67     1.30 - 2.70        0.00 - 3.04
                                          2004      13,169  1.134 - 1.372     17,383       11.04     1.30 - 2.60       2.94 - 10.72
                                          2003       6,560  1.049 - 1.263      7,798       14.26     1.30 - 2.45       3.04 - 25.81
                                          2002       1,151  0.834 - 0.985        993       28.46     1.30 - 1.85    (5.29) - (4.45)
                                          2001         785  0.874 - 0.876        688        9.24     1.30 - 1.40    (5.10) - (4.99)
  Smith Barney International All Cap
    Growth Portfolio                      2005         267  0.726 - 1.546        234        1.36     1.30 - 2.25       9.18 - 10.27
                                          2004         285  0.659 - 1.416        221        0.90     1.30 - 2.25      15.31 - 16.34
                                          2003         372  0.567 - 1.228        237        1.23     1.30 - 2.25      25.09 - 28.59
                                          2002         318  0.451 - 0.853        148        0.95     1.30 - 1.85   (26.74) - (8.38)
                                          2001         342  0.615 - 0.617        210           -     1.30 - 1.40  (32.19) - (32.05)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney Large Cap Value Portfolio  2005         937  1.023 - 1.362      1,003        1.60     1.30 - 2.25        4.13 - 5.06
                                          2004         999  0.975 - 1.308      1,023        1.91     1.30 - 2.25        8.19 - 9.29
                                          2003       1,035  0.895 - 1.209        965        1.79     1.30 - 2.25      24.38 - 25.91
                                          2002       1,039  0.713 - 0.806        760        4.19     1.30 - 1.85  (26.49) - (23.38)

                                          2001         829  0.970 - 0.975        808        1.40     1.30 - 1.55    (9.49) - (8.66)
  Smith Barney Large Capitalization
    Growth Portfolio                      2005      10,831  0.947 - 1.401     13,693        0.14     1.30 - 2.55       2.70 - 12.67
                                          2004       9,796  0.914 - 1.354     11,986        0.50     1.30 - 2.45      (1.90) - 8.75
                                          2003       4,886  0.925 - 1.373      5,781        0.04     1.30 - 2.25       4.19 - 45.64
                                          2002       1,772  0.637 - 0.872      1,225        0.41     1.30 - 1.85  (25.93) - (22.90)
                                          2001       1,265  0.860 - 0.865      1,092           -     1.30 - 1.55  (13.83) - (13.59)

  Smith Barney Mid Cap Core Portfolio     2005       7,503  1.093 - 1.444     10,570        0.63     1.30 - 2.70       2.71 - 12.17
                                          2004       6,916  1.025 - 1.353      9,206           -     1.30 - 2.60       5.97 - 18.40
                                          2003       3,514  0.943 - 1.247      4,342           -     1.30 - 2.25       4.65 - 30.47
                                          2002         895  0.960 - 0.979        868        0.11     1.30 - 1.85  (20.33) - (17.87)
                                          2001         512  1.205 - 1.211        619           -     1.30 - 1.55  (11.40) - (11.22)

  Smith Barney Money Market Portfolio     2005      11,071  0.969 - 1.082     11,097        2.76     1.30 - 2.70        0.20 - 1.50
                                          2004      12,977  0.966 - 1.066     12,918        0.94     1.30 - 2.45      (1.42) - 0.00
                                          2003       7,925  0.983 - 1.070      8,048        0.64     1.30 - 2.25    (1.21) - (0.10)
                                          2002       4,977  0.995 - 1.077      5,149        1.22     1.30 - 1.85    (0.40) - (0.09)
                                          2001         915  1.006 - 1.078        981        3.25     1.30 - 1.60        0.00 - 2.37

  Social Awareness Stock Portfolio        2005          45  1.099 - 1.109         49        0.74     1.75 - 2.25        2.04 - 2.59
                                          2004          40  1.077 - 1.081         44        1.53     1.75 - 2.25       8.10 - 10.92
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares    2005       1,549  1.143 - 1.470      2,093        0.77     1.75 - 2.75        1.54 - 5.84
                                          2004         955  1.133 - 1.433      1,248        0.61     1.75 - 2.45       8.28 - 15.26
                                          2003         561  0.983 - 1.246        575        0.64     1.85 - 2.25      14.31 - 28.33
                                          2002         183          0.766        140           -            1.85            (23.40)

  Emerging Growth Portfolio - Class I
    Shares                                2005       1,086  0.749 - 1.342      1,115        0.26     1.30 - 2.60        5.17 - 9.94
                                          2004       1,092  0.704 - 1.264      1,009           -     1.30 - 2.60        2.19 - 9.84
                                          2003         886  0.668 - 1.201        726           -     1.30 - 2.25       6.98 - 25.70
                                          2002         582  0.533 - 0.752        318        0.34     1.30 - 1.85  (33.54) - (28.58)
                                          2001         615  0.802 - 0.806        495        0.10     1.30 - 1.55  (32.55) - (32.41)

  Enterprise Portfolio - Class II Shares  2005           2          0.963          2        0.66            1.85               5.94
                                          2004           4  0.909 - 1.207          4        0.08     1.85 - 2.15        1.34 - 1.79
                                          2003           2          0.893          2        0.28            1.85              23.51
                                          2002           2          0.723          1           -            1.85            (27.70)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio               2005       2,498  1.129 - 1.595      3,667           -     1.30 - 2.55       2.36 - 12.64
                                          2004       2,133  1.093 - 1.546      3,060        0.11     1.30 - 2.45       6.22 - 14.51
                                          2003         784  0.970 - 1.360        991           -     1.30 - 2.25       6.09 - 40.20
                                          2002         104  0.693 - 0.887         79           -     1.30 - 1.85  (26.67) - (19.44)
                                          2001          26          0.945         24           -            1.40             (5.50)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND
  Contrafund(R) Portfolio - Service
    Class                                 2005      17,029  1.260 - 1.630     26,861        0.15     1.30 - 2.60       6.92 - 15.40
                                          2004       8,851  1.154 - 1.419     12,285        0.16     1.30 - 2.60       9.42 - 14.29
                                          2003       3,370  1.017 - 1.254      4,058        0.15     1.30 - 2.25       4.78 - 26.63
                                          2002         670  0.804 - 0.995        571        0.59     1.30 - 1.85  (13.78) - (10.58)
                                          2001         399  0.902 - 0.907        362        0.54     1.30 - 1.55  (13.68) - (13.45)

  Contrafund(R) Portfolio - Service
    Class 2                               2005       2,100  1.258 - 1.610      3,200        0.10     1.75 - 2.65       7.71 - 18.25
                                          2004       1,253  1.233 - 1.401      1,673        0.17     1.75 - 2.65       5.08 - 14.86
                                          2003         642  1.091 - 1.242        747        0.07     1.85 - 2.25      23.34 - 25.84
                                          2002         102          0.867         88           -            1.85            (13.30)
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                     2005          76  1.247 - 1.365        101           -     1.85 - 2.25      18.04 - 18.42
                                          2004         140  1.053 - 1.155        158           -     1.85 - 2.25      (0.95) - 5.19
                                          2003          75  1.059 - 1.164         86           -     1.85 - 2.25      22.71 - 26.25
                                          2002           1          0.863          1        0.17            1.85            (13.70)

  Mid Cap Portfolio - Service Class 2     2005      13,666  1.407 - 1.907     24,513           -     1.30 - 2.70       4.44 - 18.53
                                          2004       8,721  1.411 - 1.643     13,567           -     1.30 - 2.65      13.54 - 23.08
                                          2003       2,963  1.159 - 1.341      3,652        0.11     1.30 - 2.25       2.29 - 44.11
                                          2002         547  0.854 - 0.857        468           -     1.30 - 1.85     (14.60) - 4.77

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      CAPITAL                      HIGH YIELD                     MANAGED
                                                  APPRECIATION FUND                BOND TRUST                   ASSETS TRUST
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       148,779         82,036        108,341             --         45,709             --
Accumulation units purchased and
  transferred from other funding options .       435,179         76,006        274,772        108,386         52,399         45,709
Accumulation units redeemed and
  transferred to other funding options ...       (17,917)        (9,263)       (46,390)           (45)          (948)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       566,041        148,779        336,723        108,341         97,160         45,709
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                     AIM V.I.                   AIM V.I. MID CAP
                                                        MONEY                  CAPITAL APPRECIATION               CORE EQUITY
                                                  MARKET PORTFOLIO               FUND - SERIES II               FUND - SERIES II
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     1,447,794        322,012        604,122          2,000        213,327          1,000
Accumulation units purchased and
  transferred from other funding options .     1,991,777      2,127,619        265,720        603,315        101,371        216,579
Accumulation units redeemed and
  transferred to other funding options ...    (1,603,784)    (1,001,837)       (14,928)        (1,193)       (47,934)        (4,252)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     1,835,787      1,447,794        854,914        604,122        266,764        213,327
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                ALLIANCEBERNSTEIN              ALLIANCEBERNSTEIN
                                                                                   GROWTH AND                     LARGE-CAP
                                                   AIM V.I. PREMIER            INCOME PORTFOLIO -             GROWTH PORTFOLIO -
                                                EQUITY FUND - SERIES I              CLASS B                        CLASS B
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       272,409        327,404      1,846,593        929,595      1,803,693      1,458,417
Accumulation units purchased and
  transferred from other funding options .         1,574          6,778      1,012,919      1,017,302        515,973        559,904
Accumulation units redeemed and
  transferred to other funding options ...       (48,694)       (61,773)      (206,135)      (100,304)      (163,589)      (214,628)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       225,289        272,409      2,653,377      1,846,593      2,156,077      1,803,693
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                 GLOBAL GROWTH FUND -             GROWTH FUND -              GROWTH-INCOME FUND -
                                                    CLASS 2 SHARES               CLASS 2 SHARES                 CLASS 2 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     9,813,988      2,800,203     30,250,066      9,604,186     37,263,586     12,283,984
Accumulation units purchased and
  transferred from other funding options .     6,748,129      7,321,911     21,192,285     21,560,770     21,011,535     26,696,236
Accumulation units redeemed and
  transferred to other funding options ...      (730,263)      (308,126)    (3,002,331)      (914,890)    (3,954,855)    (1,716,634)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........    15,831,854      9,813,988     48,440,020     30,250,066     54,320,266     37,263,586
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                    CREDIT SUISSE                  DELAWARE VIP                 DREYFUS VIF -
                                                   TRUST EMERGING                 REIT SERIES -           APPRECIATION PORTFOLIO -
                                                 MARKETS PORTFOLIO                STANDARD CLASS               INITIAL SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....        10,858          9,290        980,381        462,024        331,790        209,215
Accumulation units purchased and
  transferred from other funding options .        (1,000)         2,257        840,548        544,034        110,056        133,899
Accumulation units redeemed and
  transferred to other funding options ...          (620)          (689)      (103,301)       (25,677)       (22,373)       (11,324)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........         9,238         10,858      1,717,628        980,381        419,473        331,790
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    DREYFUS VIF -                 MERCURY GLOBAL                  MERCURY VALUE
                                                 DEVELOPING LEADERS              ALLOCATION V.I.                 OPPORTUNITIES
                                             PORTFOLIO - INITIAL SHARES          FUND - CLASS III            V.I. FUND - CLASS III
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       178,203         51,646        461,607          1,000      1,426,165          1,000
Accumulation units purchased and
  transferred from other funding options .       191,311        129,569        874,909        460,813      2,570,108      1,438,267
Accumulation units redeemed and
  transferred to other funding options ...        (7,751)        (3,012)       (29,006)          (206)      (406,715)       (13,102)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       361,763        178,203      1,307,510        461,607      3,589,558      1,426,165
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                  FRANKLIN RISING            FRANKLIN SMALL-MID
                                                   FRANKLIN INCOME                  DIVIDENDS                    CAP GROWTH
                                                 SECURITIES FUND -              SECURITIES FUND -            SECURITIES FUND -
                                                  CLASS II SHARES                 CLASS 2 SHARES               CLASS 2 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....            --             --      1,686,358          2,000      4,257,100      1,475,142
Accumulation units purchased and
  transferred from other funding options .     3,583,763             --      1,287,731      1,696,221      1,346,481      2,977,289
Accumulation units redeemed and
  transferred to other funding options ...       (72,778)            --       (190,115)       (11,863)      (532,793)      (195,331)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     3,510,985             --      2,783,974      1,686,358      5,070,788      4,257,100
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                     TEMPLETON
                                                    MUTUAL SHARES               DEVELOPING MARKETS           TEMPLETON FOREIGN
                                                 SECURITIES FUND -              SECURITIES FUND -           SECURITIES FUND -
                                                   CLASS 2 SHARES                 CLASS 2 SHARES              CLASS 2 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     5,771,773      2,075,948      1,606,564        194,926      7,547,829      2,285,501
Accumulation units purchased and
  transferred from other funding options .     6,305,394      3,909,080      3,480,601      1,456,518      6,615,335      5,458,309
Accumulation units redeemed and
  transferred to other funding options ...      (842,660)      (213,255)      (281,850)       (44,880)      (891,899)      (195,981)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........    11,234,507      5,771,773      4,805,315      1,606,564     13,271,265      7,547,829
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                    TEMPLETON GROWTH
                                                   SECURITIES FUND -             APPRECIATION               DIVERSIFIED STRATEGIC
                                                     CLASS 2 SHARES               PORTFOLIO                   INCOME PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     1,632,918        428,392     14,840,736      7,412,955     10,493,635      3,979,831
Accumulation units purchased and
  transferred from other funding options .     4,280,497      1,266,634      5,153,888      8,581,973      2,938,831      7,048,733
Accumulation units redeemed and
  transferred to other funding options ...      (235,794)       (62,108)    (1,859,550)    (1,154,192)    (1,289,132)      (534,929)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     5,677,621      1,632,918     18,135,074     14,840,736     12,143,334     10,493,635
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                               SALOMON BROTHERS
                                                    EQUITY INDEX                                             VARIABLE AGGRESSIVE
                                                    PORTFOLIO -                     FUNDAMENTAL                 GROWTH FUND -
                                                  CLASS II SHARES                VALUE PORTFOLIO                CLASS I SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     7,560,704      3,742,781     22,952,542      8,915,660        567,411        313,846
Accumulation units purchased and
  transferred from other funding options .     3,158,213      4,173,599      6,411,935     15,977,018        126,313        258,028
Accumulation units redeemed and
  transferred to other funding options ...      (666,711)      (355,676)    (2,767,226)    (1,940,136)       (16,646)        (4,463)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........    10,052,206      7,560,704     26,597,251     22,952,542        677,078        567,411
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                   SALOMON BROTHERS             SALOMON BROTHERS
                                                 VARIABLE AGGRESSIVE           VARIABLE GROWTH &
                                                    GROWTH FUND -                INCOME FUND -               BALANCED PORTFOLIO -
                                                   CLASS II SHARES               CLASS I SHARES                 SERVICE SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     1,008,564          2,000        172,270        152,861      1,176,961      1,025,335
Accumulation units purchased and
  transferred from other funding options .       582,544      1,009,973          7,290         28,201        (22,678)       220,628
Accumulation units redeemed and
  transferred to other funding options ...       (84,706)        (3,409)       (10,577)        (8,792)      (258,004)       (69,002)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     1,506,402      1,008,564        168,983        172,270        896,279      1,176,961
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     GLOBAL LIFE                GLOBAL TECHNOLOGY                   MID CAP
                                                SCIENCES PORTFOLIO -              PORTFOLIO -                 GROWTH PORTFOLIO -
                                                   SERVICE SHARES                SERVICE SHARES                 SERVICE SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....        12,839         10,786         82,951        113,030      1,233,092      1,041,777
Accumulation units purchased and
  transferred from other funding options .          (111)         2,378         37,753         24,004        155,129        321,075
Accumulation units redeemed and
  transferred to other funding options ...          (242)          (325)        (8,242)       (54,083)       (97,842)      (129,760)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........        12,486         12,839        112,462         82,951      1,290,379      1,233,092
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                      WORLDWIDE
                                                 GROWTH PORTFOLIO -              LAZARD RETIREMENT                GROWTH AND
                                                   SERVICE SHARES              SMALL CAP PORTFOLIO             INCOME PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....        68,610         35,320      1,799,794        204,496      2,818,401        380,372
Accumulation units purchased and
  transferred from other funding options .        11,198         34,076      1,562,039      1,720,852      2,290,644      2,490,895
Accumulation units redeemed and
  transferred to other funding options ...        (1,881)          (786)      (267,767)      (125,554)      (236,570)       (52,866)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........        77,927         68,610      3,094,066      1,799,794      4,872,475      2,818,401
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                 OPPENHEIMER
                                                                                   OPPENHEIMER               GLOBAL SECURITIES
                                                       MID-CAP                CAPITAL APPRECIATION               FUND/VA -
                                                  VALUE PORTFOLIO           FUND/VA - SERVICE SHARES           SERVICE SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     2,952,839        496,773        712,243          3,000        818,117          2,000
Accumulation units purchased and
  transferred from other funding options .     5,034,560      2,638,756        547,868        710,693        682,878        824,589
Accumulation units redeemed and
  transferred to other funding options ...      (365,527)      (182,690)       (49,039)        (1,450)       (41,120)        (8,472)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     7,621,872      2,952,839      1,211,072        712,243      1,459,875        818,117
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                   OPPENHEIMER
                                                   MAIN STREET                   REAL RETURN                   TOTAL RETURN
                                                    FUND/VA -                     PORTFOLIO -                    PORTFOLIO -
                                                  SERVICE SHARES              ADMINISTRATIVE CLASS           ADMINISTRATIVE CLASS
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....        82,752             --      8,460,715        880,942     42,016,368     23,284,310
Accumulation units purchased and
  transferred from other funding options .       127,315         84,161     10,054,759      7,864,080     21,354,018     23,546,187
Accumulation units redeemed and
  transferred to other funding options ...       (26,025)        (1,409)    (2,031,492)      (284,307)    (6,900,331)    (4,814,129)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       184,042         82,752     16,483,982      8,460,715     56,470,055     42,016,368
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                 PIONEER AMERICA
                                                    PIONEER AMPAC                  INCOME VCT                  PIONEER BALANCED
                                                     GROWTH VCT                   PORTFOLIO -                  VCT PORTFOLIO -
                                                PORTFOLIO - CLASS II            CLASS II SHARES                CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       101,916             --        679,567          1,000        301,775          1,000
Accumulation units purchased and
  transferred from other funding options .        17,496        101,916        635,629        681,074        137,332        306,881
Accumulation units redeemed and
  transferred to other funding options ...          (594)            --        (54,046)        (2,507)        (4,327)        (6,106)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       118,818        101,916      1,261,150        679,567        434,780        301,775
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                   PIONEER CULLEN                PIONEER EMERGING                PIONEER EQUITY
                                                     VALUE VCT                     MARKETS VCT                     INCOME VCT
                                                    PORTFOLIO -                    PORTFOLIO -                    PORTFOLIO -
                                                  CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....            --             --        197,895          2,000        809,320          2,000
Accumulation units purchased and
  transferred from other funding options .       222,809             --        177,712        202,435        722,968        818,932
Accumulation units redeemed and
  transferred to other funding options ...          (785)            --        (31,244)        (6,540)       (89,973)       (11,612)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       222,024             --        344,363        197,895      1,442,315        809,320
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                   PIONEER EQUITY
                                                  OPPORTUNITY VCT                 PIONEER EUROPE                  PIONEER FUND
                                                    PORTFOLIO -                  VCT PORTFOLIO -                VCT PORTFOLIO -
                                                  CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....            --             --         49,094          1,000      1,016,268          2,000
Accumulation units purchased and
  transferred from other funding options .        30,591             --         32,290         50,396        352,574      1,021,767
Accumulation units redeemed and
  transferred to other funding options ...            --             --         (1,338)        (2,302)       (99,997)        (7,499)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........        30,591             --         80,046         49,094      1,268,845      1,016,268
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    PIONEER GLOBAL                 PIONEER GROWTH                  PIONEER HIGH
                                                      HIGH YIELD                     SHARES VCT                     YIELD VCT
                                                   VCT PORTFOLIO -                  PORTFOLIO -                    PORTFOLIO -
                                                   CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....            --             --         99,955          1,000      1,371,921          1,000
Accumulation units purchased and
  transferred from other funding options .       845,432             --          4,762         99,885      1,292,485      1,510,938
Accumulation units redeemed and
  transferred to other funding options ...        (8,363)            --         (4,092)          (930)      (482,559)      (140,017)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       837,069             --        100,625         99,955      2,181,847      1,371,921
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                   PIONEER IBBOTSON             PIONEER IBBOTSON               PIONEER IBBOTSON
                                                AGGRESSIVE ALLOCATION          GROWTH ALLOCATION             MODERATE ALLOCATION
                                                   VCT PORTFOLIO -              VCT PORTFOLIO -                VCT PORTFOLIO -
                                                   CLASS II SHARES              CLASS II SHARES                CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options .       216,071             --        274,736             --        946,583             --
Accumulation units redeemed and
  transferred to other funding options ...           (77)            --        (97,688)            --        (76,879)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       215,994             --        177,048             --        869,704             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                                   PIONEER OAK
                                                                                                                  RIDGE LARGE
                                                PIONEER INTERNATIONAL             PIONEER MID CAP                  CAP GROWTH
                                               VALUE VCT PORTFOLIO -          VALUE VCT PORTFOLIO -             VCT PORTFOLIO -
                                                  CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       182,751          1,000        590,009          2,000         91,709             --
Accumulation units purchased and
  transferred from other funding options .       104,479        182,616        673,617        596,001        446,559         98,519
Accumulation units redeemed and
  transferred to other funding options ...        (4,255)          (865)       (59,966)        (7,992)        (2,708)        (6,810)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       282,975        182,751      1,203,660        590,009        535,560         91,709
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                 PIONEER SMALL AND
                                                  PIONEER REAL ESTATE             MID CAP GROWTH               PIONEER SMALL CAP
                                                SHARES VCT PORTFOLIO -           VCT PORTFOLIO -            VALUE VCT PORTFOLIO -
                                                   CLASS II SHARES                   CLASS II                  CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       247,847          2,000        297,887             --        167,535          1,000
Accumulation units purchased and
  transferred from other funding options .       177,288        257,533        303,735        298,059        364,638        167,785
Accumulation units redeemed and
  transferred to other funding options ...       (87,137)       (11,686)        (3,706)          (172)       (42,630)        (1,250)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       337,998        247,847        597,916        297,887        489,543        167,535
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    PIONEER SMALL                    PIONEER
                                                    COMPANY VCT                 STRATEGIC INCOME                 PIONEER VALUE
                                                    PORTFOLIO -                 VCT PORTFOLIO -                VCT PORTFOLIO -
                                                  CLASS II SHARES               CLASS II SHARES                CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....        38,331          1,000      1,168,473          1,000        465,984          1,000
Accumulation units purchased and
  transferred from other funding options .        39,484         37,373      1,983,482      1,172,426        138,689        465,769
Accumulation units redeemed and
  transferred to other funding options ...           (44)           (42)      (594,621)        (4,953)        (9,975)          (785)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........        77,771         38,331      2,557,334      1,168,473        594,698        465,984
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      PUTNAM VT                      PUTNAM VT                      PUTNAM VT
                                                     DISCOVERY                    INTERNATIONAL                    SMALL CAP
                                                   GROWTH FUND -                  EQUITY FUND -                   VALUE FUND -
                                                  CLASS IB SHARES                CLASS IB SHARES                CLASS IB SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       153,858        149,591      1,284,416        942,700      2,374,768      1,484,037
Accumulation units purchased and
  transferred from other funding options .           680          4,342         51,393        457,972      1,432,010      1,108,404
Accumulation units redeemed and
  transferred to other funding options ...       (82,191)           (75)       (79,953)      (116,256)      (320,610)      (217,673)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........        72,347        153,858      1,255,856      1,284,416      3,486,168      2,374,768
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                                    LARGE CAP
                                                    ALL CAP FUND -                INVESTORS FUND -               GROWTH FUND -
                                                       CLASS I                        CLASS I                       CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     8,352,776      4,377,570      4,491,272      2,239,298        298,993        188,947
Accumulation units purchased and
  transferred from other funding options .     1,624,745      4,328,174      1,199,732      2,476,062         73,066        123,913
Accumulation units redeemed and
  transferred to other funding options ...      (918,444)      (352,968)      (666,615)      (224,088)        (9,635)       (13,867)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     9,059,077      8,352,776      5,024,389      4,491,272        362,424        298,993
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                 SALOMON BROTHERS
                                                   VARIABLE ALL                    SMALL CAP
                                                    CAP FUND -                   GROWTH FUND -                TOTAL RETURN FUND -
                                                     CLASS II                       CLASS I                        CLASS II
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....            --             --      2,333,192      1,063,392        244,759          1,000
Accumulation units purchased and
  transferred from other funding options .        82,137             --        516,561      1,371,538        177,348        251,214
Accumulation units redeemed and
  transferred to other funding options ...            (2)            --       (427,874)      (101,738)        (6,597)        (7,455)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........        82,135             --      2,421,879      2,333,192        415,510        244,759
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    SMITH BARNEY                   SMITH BARNEY               MULTIPLE DISCIPLINE
                                                 DIVIDEND STRATEGY              PREMIER SELECTIONS           PORTFOLIO - ALL CAP
                                                     PORTFOLIO               ALL CAP GROWTH PORTFOLIO          GROWTH AND VALUE
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     1,887,800        575,496        178,209        100,385     37,810,700      7,508,557
Accumulation units purchased and
  transferred from other funding options .       713,103      1,449,977        119,340         88,112     22,430,773     31,220,463
Accumulation units redeemed and
  transferred to other funding options ...      (294,358)      (137,673)       (20,261)       (10,288)    (5,357,070)      (918,320)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     2,306,545      1,887,800        277,288        178,209     54,884,403     37,810,700
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                 MULTIPLE DISCIPLINE            MULTIPLE DISCIPLINE          MULTIPLE DISCIPLINE
                                                PORTFOLIO - BALANCED            PORTFOLIO - GLOBAL         PORTFOLIO - LARGE CAP
                                              ALL CAP GROWTH AND VALUE       ALL CAP GROWTH AND VALUE         GROWTH AND VALUE
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....    38,579,295      7,964,004      9,129,590        960,108      5,645,150      1,462,584
Accumulation units purchased and
  transferred from other funding options .    23,758,571     32,244,367      9,498,945      8,396,505      3,822,702      4,254,199
Accumulation units redeemed and
  transferred to other funding options ...    (4,810,366)    (1,629,076)    (1,400,359)      (227,023)      (754,428)       (71,633)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........    57,527,500     38,579,295     17,228,176      9,129,590      8,713,424      5,645,150
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                                  DISCIPLINED
                                                     AIM CAPITAL                    CONVERTIBLE                    MID CAP
                                               APPRECIATION PORTFOLIO          SECURITIES PORTFOLIO            STOCK PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     1,548,725        669,240      3,481,266      1,594,069        418,023        252,681
Accumulation units purchased and
  transferred from other funding options .       505,224        913,623        363,502      1,982,309         89,132        169,969
Accumulation units redeemed and
  transferred to other funding options ...      (310,088)       (34,138)    (1,304,312)       (95,112)       (14,795)        (4,627)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     1,743,861      1,548,725      2,540,456      3,481,266        492,360        418,023
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      EQUITY                        FEDERATED                      FEDERATED
                                                 INCOME PORTFOLIO             HIGH YIELD PORTFOLIO             STOCK PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     9,943,734      4,657,550        606,746        244,415        549,731        259,805
Accumulation units purchased and
  transferred from other funding options .     3,898,853      5,892,288        314,772        372,706          9,619        303,096
Accumulation units redeemed and
  transferred to other funding options ...    (1,158,026)      (606,104)       (77,558)       (10,375)      (174,192)       (13,170)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........    12,684,561      9,943,734        843,960        606,746        385,158        549,731
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                      MANAGED                       MANAGED
                                                     LARGE CAP                  ALLOCATION SERIES:            ALLOCATION SERIES:
                                                     PORTFOLIO                 AGGRESSIVE PORTFOLIO         CONSERVATIVE PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     2,476,350      1,541,035             --             --             --             --
Accumulation units purchased and
  transferred from other funding options .       611,420      1,036,376        349,697             --        166,051             --
Accumulation units redeemed and
  transferred to other funding options ...      (579,313)      (101,061)           (29)            --           (107)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     2,508,457      2,476,350        349,668             --        165,944             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                     MANAGED                        MANAGED
                                                      MANAGED                  ALLOCATION SERIES:             ALLOCATION SERIES:
                                                ALLOCATION SERIES:            MODERATE-AGGRESSIVE           MODERATE-CONSERVATIVE
                                                MODERATE PORTFOLIO                 PORTFOLIO                      PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options .       719,656             --        753,068             --         83,312             --
Accumulation units redeemed and
  transferred to other funding options ...        (2,303)            --         (2,217)            --             (4)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       717,353             --        750,851             --         83,308             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                       MERCURY
                                                     LARGE CAP                     MFS EMERGING                   MFS MID CAP
                                                   CORE PORTFOLIO                GROWTH PORTFOLIO              GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     1,574,881      1,136,190      1,513,051        904,617        515,301        228,470
Accumulation units purchased and
  transferred from other funding options .       501,761        555,055        152,898        783,466      2,001,421        297,996
Accumulation units redeemed and
  transferred to other funding options ...      (379,505)      (116,364)    (1,665,949)      (175,032)      (279,205)       (11,165)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     1,697,137      1,574,881             --      1,513,051      2,237,517        515,301
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                  MONDRIAN
                                                      MFS TOTAL                     MFS VALUE                  INTERNATIONAL
                                                  RETURN PORTFOLIO                  PORTFOLIO                 STOCK PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....    28,352,683     12,165,881        517,832             --      2,243,351        204,555
Accumulation units purchased and
  transferred from other funding options .    13,417,680     17,776,759      2,738,956        520,538      1,676,277      2,174,705
Accumulation units redeemed and
  transferred to other funding options ...    (3,270,890)    (1,589,957)      (210,273)        (2,706)      (171,582)      (135,909)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........    38,499,473     28,352,683      3,046,515        517,832      3,748,046      2,243,351
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     PIONEER FUND                PIONEER MID CAP               PIONEER STRATEGIC
                                                      PORTFOLIO                  VALUE PORTFOLIO                INCOME PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       962,468        123,110             --             --      2,605,767             --
Accumulation units purchased and
  transferred from other funding options .       716,673        847,395         23,584             --      7,091,485      2,649,031
Accumulation units redeemed and
  transferred to other funding options ...       (42,204)        (8,037)            --             --       (403,868)       (43,264)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     1,636,937        962,468         23,584             --      9,293,384      2,605,767
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                STYLE FOCUS SERIES:            STYLE FOCUS SERIES:
                                                  STRATEGIC EQUITY                  SMALL CAP                      SMALL CAP
                                                     PORTFOLIO                   GROWTH PORTFOLIO               VALUE PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     1,164,144        931,583             --             --             --             --
Accumulation units purchased and
  transferred from other funding options .       225,457        343,133         40,326             --         47,349             --
Accumulation units redeemed and
  transferred to other funding options ...      (118,205)      (110,572)          (216)            --           (101)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     1,271,396      1,164,144         40,110             --         47,248             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                   TRAVELERS MANAGED            TRAVELERS QUALITY               U.S. GOVERNMENT
                                                   INCOME PORTFOLIO              BOND PORTFOLIO              SECURITIES PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....    13,936,903      6,485,395      1,133,326        797,426         64,862             --
Accumulation units purchased and
  transferred from other funding options .     4,531,528      8,326,940        258,046        665,075        188,010         64,864
Accumulation units redeemed and
  transferred to other funding options ...    (1,888,138)      (875,432)       (88,888)      (329,175)        (6,754)            (2)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........    16,580,293     13,936,903      1,302,484      1,133,326        246,118         64,862
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                   SB ADJUSTABLE                 SMITH BARNEY
                                                      VAN KAMPEN             RATE INCOME PORTFOLIO -              AGGRESSIVE
                                                 ENTERPRISE PORTFOLIO             CLASS I SHARES               GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       587,054        459,920      3,522,969        124,744     30,449,905     12,816,597
Accumulation units purchased and
  transferred from other funding options .       330,260        308,486      2,994,347      3,432,114      9,759,434     19,334,973
Accumulation units redeemed and
  transferred to other funding options ...       (52,313)      (181,352)      (740,295)       (33,889)    (3,531,193)    (1,701,665)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       865,001        587,054      5,777,021      3,522,969     36,678,146     30,449,905
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    SMITH BARNEY                   SMITH BARNEY                 SMITH BARNEY
                                                    HIGH INCOME               INTERNATIONAL ALL CAP              LARGE CAP
                                                     PORTFOLIO                   GROWTH PORTFOLIO             VALUE PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....    13,169,344      6,560,243        285,353        372,006        999,272      1,034,682
Accumulation units purchased and
  transferred from other funding options .     4,973,934      7,731,275          6,385          5,893            784         61,206
Accumulation units redeemed and
  transferred to other funding options ...    (1,744,524)    (1,122,174)       (25,082)       (92,546)       (63,383)       (96,616)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........    16,398,754     13,169,344        266,656        285,353        936,673        999,272
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                 SMITH BARNEY LARGE                SMITH BARNEY
                                                   CAPITALIZATION                    MID CAP                    SMITH BARNEY
                                                  GROWTH PORTFOLIO                CORE PORTFOLIO           MONEY MARKET PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     9,795,543      4,886,041      6,915,709      3,514,357     12,976,962      7,924,823
Accumulation units purchased and
  transferred from other funding options .     2,506,776      5,962,460      1,437,333      3,845,783     10,445,051     20,860,747
Accumulation units redeemed and
  transferred to other funding options ...    (1,471,031)    (1,052,958)      (849,945)      (444,431)   (12,350,899)   (15,808,608)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........    10,831,288      9,795,543      7,503,097      6,915,709     11,071,114     12,976,962
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                                  EMERGING
                                                  SOCIAL AWARENESS             COMSTOCK PORTFOLIO -          GROWTH PORTFOLIO -
                                                  STOCK PORTFOLIO                CLASS II SHARES               CLASS I SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....        40,480             --        954,914        561,423      1,091,554        885,783
Accumulation units purchased and
  transferred from other funding options .         4,184         40,480        798,345        561,717        171,508        304,331
Accumulation units redeemed and
  transferred to other funding options ...            --             --       (204,654)      (168,226)      (177,411)       (98,560)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........        44,664         40,480      1,548,605        954,914      1,085,651      1,091,554
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                   SMITH BARNEY
                                               ENTERPRISE PORTFOLIO -            SMALL CAP GROWTH         CONTRAFUND(R) PORTFOLIO -
                                                  CLASS II SHARES            OPPORTUNITIES PORTFOLIO          SERVICE CLASS
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....         3,722          2,000      2,132,516        784,104      8,850,707      3,369,856
Accumulation units purchased and
  transferred from other funding options .        (2,000)         2,827        637,585      1,457,836      9,036,928      5,899,460
Accumulation units redeemed and
  transferred to other funding options ...            --         (1,105)      (271,885)      (109,424)      (858,505)      (418,609)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........         1,722          3,722      2,498,216      2,132,516     17,029,130      8,850,707
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                               DYNAMIC CAPITAL
                                              CONTRAFUND(R) PORTFOLIO -     APPRECIATION PORTFOLIO -        MID CAP PORTFOLIO -
                                                 SERVICE CLASS 2              SERVICE CLASS 2                SERVICE CLASS 2
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     1,252,888        641,586        139,952         75,368      8,720,999      2,962,912
Accumulation units purchased and
  transferred from other funding options .       972,630        672,033        (55,935)        85,061      6,497,216      6,287,641
Accumulation units redeemed and
  transferred to other funding options ...      (125,584)       (60,731)        (7,786)       (20,477)    (1,552,611)      (529,554)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     2,099,934      1,252,888         76,231        139,952     13,665,604      8,720,999
                                             ===========    ===========    ===========    ===========    ===========    ===========

                              INDEPENDENT AUDITORS
                              --------------------

                             DELOITTE AND TOUCHE LLP
                                 Tampa, Florida

                                    KPMG LLP
                              Hartford, Connecticut

SEP9 (Annual) (12-05) Printed in U.S.A.

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                              PAGE
                                                              ----
Reports of Independent Registered Public Accounting Firms...   F-1
Financial Statements as of December 31, 2005 (SUCCESSOR) and
  2004 (PREDECESSOR) and for the six months ended December
  31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR) and
  for each of the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Consolidated Balance Sheets...............................   F-4
  Consolidated Statements of Income.........................   F-5
  Consolidated Statements of Stockholder's Equity...........   F-6
  Consolidated Statements of Cash Flows.....................   F-7
  Notes to Consolidated Financial Statements................   F-9
Financial Statement Schedules as of December 31, 2005
  (SUCCESSOR) and 2004 (PREDECESSOR) and for the six months
  ended December 31, 2005 (SUCCESSOR) and June 30, 2005
  (PREDECESSOR) and for the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other
     Than Investments in Affiliates.........................  F-72
  Schedule III -- Consolidated Supplementary Insurance
     Information............................................  F-73
  Schedule IV -- Consolidated Reinsurance...................  F-75

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
The Travelers Insurance Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Insurance Company and subsidiaries (the "Company") as of December 31, 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR). Our audit also included the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and consolidated financial statement schedules based on our audit. The consolidated financial statements and consolidated financial statement schedules of the Company as of December 31, 2004 (PREDECESSOR), and for the years ended December 31, 2004 (PREDECESSOR) and 2003 (PREDECESSOR), were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the Company's change of its accounting method for certain non-traditional long duration contracts and separate accounts in 2004 and for variable interest entities in 2003.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2005 (SUCCESSOR), and the results of their operations and their cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein as of December 31, 2005 (SUCCESSOR), and for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR).

     As described in Note 1 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods prior and subsequent to the acquisition date are labeled "PREDECESSOR" and "SUCCESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
--------------------------------------
DELOITTE & TOUCHE LLP

New York, New York
March 29, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Insurance Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Insurance Company and subsidiaries as of December 31, 2004 (PREDECESSOR) and the related consolidated statements of income, stockholder's equity, and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR). These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

     As discussed in Note 2 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and variable interest entities in 2003.

/s/ KPMG LLP
KPMG LLP

Hartford, Connecticut
March 28, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Insurance Company:

     Under date of March 28, 2005, we reported on the consolidated balance sheet of The Travelers Insurance Company and subsidiaries as of December 31, 2004 (PREDECESSOR) and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR), which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

     In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and variable interest entities in 2003.

/s/ KPMG LLP

KPMG LLP
Hartford, Connecticut
March 28, 2005

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               SUCCESSOR     PREDECESSOR
                                                              ------------   ------------
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  2005           2004
                                                              ------------   ------------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
    (amortized cost: $48,848 and $40,466, respectively).....    $48,162        $ 42,621
  Trading securities, at fair value (cost: $457 and $1,220,
    respectively)...........................................        452           1,346
  Equity securities available-for-sale, at fair value (cost:
    $424 and $332, respectively)............................        421             374
  Mortgage and consumer loans...............................      2,094           2,124
  Policy loans..............................................        881           1,084
  Real estate and real estate joint ventures
    held-for-investment.....................................         96             112
  Other limited partnership interests.......................      1,248           1,259
  Short-term investments....................................      1,486           3,502
  Other invested assets.....................................      1,029           4,095
                                                                -------        --------
    Total investments.......................................     55,869          56,517
Cash and cash equivalents...................................        521             215
Accrued investment income...................................        549             548
Premiums and other receivables..............................      5,299           4,479
Deferred policy acquisition costs and value of business
  acquired..................................................      3,701           2,862
Assets of subsidiaries transferred..........................         --          10,019
Goodwill....................................................        856             196
Current income tax recoverable..............................          1              --
Deferred income tax asset...................................      1,283              --
Other assets................................................        154             265
Separate account assets.....................................     31,238          30,742
                                                                -------        --------
    Total assets............................................    $99,471        $105,843
                                                                =======        ========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................    $18,077        $ 12,682
  Policyholder account balances.............................     32,986          33,755
  Other policyholder funds..................................        287             596
  Liabilities of subsidiaries transferred...................         --           5,745
  Current income tax payable................................         --             305
  Deferred income tax liability.............................         --           1,371
  Payables for collateral under securities loaned and other
    transactions............................................      8,750           2,215
  Other liabilities.........................................      1,477           4,127
  Separate account liabilities..............................     31,238          30,742
                                                                -------        --------
    Total liabilities.......................................     92,815          91,538
                                                                -------        --------
Stockholder's Equity:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized, issued and outstanding........................        100             100
Additional paid-in capital..................................      6,684           5,449
Retained earnings...........................................        241           7,159
Accumulated other comprehensive (loss) income...............       (369)          1,597
                                                                -------        --------
    Total stockholder's equity..............................      6,656          14,305
                                                                -------        --------
    Total liabilities and stockholder's equity..............    $99,471        $105,843
                                                                =======        ========

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
REVENUES
Premiums.....................................       $  222             $  325        $  911   $1,082
Universal life and investment-type product
  policy fees................................          442                406           690      531
Net investment income........................        1,216              1,608         3,012    2,743
Other revenues...............................           57                113           207      143
Net investment gains (losses)................         (188)                26             9       32
                                                    ------             ------        ------   ------
       Total revenues........................        1,749              2,478         4,829    4,531
                                                    ------             ------        ------   ------
EXPENSES
Policyholder benefits and claims.............          523                599         1,411    1,568
Interest credited to policyholder account
  balances...................................          504                698         1,305    1,248
Other expenses...............................          383                440           762      557
                                                    ------             ------        ------   ------
       Total expenses........................        1,410              1,737         3,478    3,373
                                                    ------             ------        ------   ------
Income from continuing operations before
  provision for income taxes.................          339                741         1,351    1,158
Provision for income taxes...................           98                205           361      240
                                                    ------             ------        ------   ------
Income from continuing operations............          241                536           990      918
Income from discontinued operations, net of
  income taxes...............................           --                240           491      440
                                                    ------             ------        ------   ------
Net income...................................       $  241             $  776        $1,481   $1,358
                                                    ======             ======        ======   ======

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                                ACCUMULATED OTHER
                                                                                           COMPREHENSIVE INCOME (LOSS)
                                                                                           ----------------------------
                                                                                                              FOREIGN
                                                                   ADDITIONAL              NET UNREALIZED    CURRENCY
                                                          COMMON    PAID-IN     RETAINED     INVESTMENT     TRANSLATION
                                                          STOCK     CAPITAL     EARNINGS   GAINS (LOSSES)   ADJUSTMENT     TOTAL
                                                          ------   ----------   --------   --------------   -----------   -------
BALANCE AT JANUARY 1, 2003 (PREDECESSOR).................  $100     $ 5,443     $ 5,638       $   454         $   --      $11,635
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (545)                                     (545)
Comprehensive income (loss):
 Net income..............................................                         1,358                                     1,358
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          85                          85
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         817                         817
   Foreign currency translation adjustments..............                                                          4            4
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                     906
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                   2,264
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)...............   100       5,446       6,451         1,356              4       13,357
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (773)                                     (773)
Comprehensive income (loss):
 Net income..............................................                         1,481                                     1,481
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          98                          98
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         138                         138
   Foreign currency translation adjustments..............                                                          1            1
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                     237
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                   1,718
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)...............   100       5,449       7,159         1,592              5       14,305
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (675)                                     (675)
Comprehensive income (loss):
 Net income..............................................                           776                                       776
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          57                          57
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         (32)                        (32)
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                      25
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                     801
Restructuring transactions, net (See Notes 10, 11, and
 15).....................................................            (3,095)     (2,966)         (166)                     (6,227)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)...................   100       2,357       4,294         1,451              5        8,207
Effect of push down accounting of MetLife, Inc.'s
 purchase price on The Travelers Insurance Company's net
 assets acquired (See Note 1)............................             4,547      (4,294)       (1,451)            (5)      (1,203)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT JULY 1, 2005 (SUCCESSOR)......................   100       6,904          --            --             --        7,004
Revisions of purchase price pushed down to The Travelers
 Insurance Company's net assets acquired (See Note 1)....              (220)                                                 (220)
Comprehensive income (loss):
 Net income..............................................                           241                                       241
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                        (371)                       (371)
   Foreign currency translation adjustments..............                                                          2            2
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                    (369)
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                    (128)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR).................  $100     $ 6,684     $   241       $  (371)        $    2      $ 6,656
                                                           ====     =======     =======       =======         ======      =======

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                            SUCCESSOR                    PREDECESSOR
                                                         ----------------   --------------------------------------
                                                         SIX MONTHS ENDED   SIX MONTHS ENDED       YEARS ENDED
                                                           DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                         ----------------   ----------------   -------------------
                                                               2005               2005           2004       2003
                                                         ----------------   ----------------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...........................................      $    241           $    776       $  1,481   $  1,358
  Adjustments to reconcile net income to net cash
    provided by operating activities:
    Depreciation and amortization expenses.............             3                  5              4          4
    Amortization of premiums (accretion of discounts)
      associated with investments, net.................            96                (31)           (57)       (62)
    (Gains) losses from sales of investments, net......           188                (41)           (16)       (37)
    Change in undistributed income of real estate joint
      ventures and other limited partnership
      interests........................................           (19)               (22)           107          1
    Interest credited to other policyholder account
      balances.........................................           504                698          1,305      1,248
    Universal life and investment-type product policy
      fees.............................................          (442)              (448)          (781)      (606)
    Change in accrued investment income................           (55)                54            (39)       (42)
    Change in trading securities.......................           103                209            226       (232)
    Change in premiums and other receivables...........           134                 17             (8)         8
    Change in DAC and VOBA, net........................           (76)              (241)          (540)      (442)
    Change in insurance-related liabilities............           679                140            604        832
    Change in current income taxes payable.............            54                167            340         15
    Change in other assets.............................           494                (87)            73        (66)
    Change in other liabilities........................          (971)               (46)          (613)      (401)
    Other, net.........................................             2                 58             56         14
                                                             --------           --------       --------   --------
NET CASH PROVIDED BY OPERATING ACTIVITIES..............      $    935           $  1,208       $  2,142   $  1,592
                                                             --------           --------       --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities...................................      $ 22,065           $  7,437       $ 14,745   $ 22,016
    Equity securities..................................           221                108            182        150
    Mortgage and consumer loans........................           724                288            707        358
    Real estate and real estate joint ventures.........            65                146            198        195
    Other limited partnership interests................           173                125            332        239
  Purchases of:
    Fixed maturities...................................       (30,165)            (6,902)       (18,872)   (26,563)
    Equity securities..................................            --               (120)          (157)      (144)
    Mortgage and consumer loans........................          (480)              (452)          (944)      (317)
    Real estate and real estate joint ventures.........           (13)               (11)           (28)       (30)
    Other limited partnership interests................          (330)              (136)          (370)      (437)
  Policy loans.........................................             3                204             14         34
  Net change in short-term investments.................           752              1,102           (116)       814
  Net change in other invested assets..................           252               (206)          (152)         7
  Other, net...........................................             3                 --            130         94
                                                             --------           --------       --------   --------
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES....      $ (6,730)          $  1,583       $ (4,331)  $ (3,584)
                                                             --------           --------       --------   --------

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED)
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                        SUCCESSOR                    PREDECESSOR
                                                     ----------------   --------------------------------------
                                                     SIX MONTHS ENDED   SIX MONTHS ENDED       YEARS ENDED
                                                       DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                     ----------------   ----------------   -------------------
                                                           2005               2005           2004       2003
                                                     ----------------   ----------------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits.......................................      $  7,441           $  3,252       $  9,619   $  8,326
    Withdrawals....................................        (8,971)            (4,177)        (6,649)    (5,396)
  Net change in payables for collateral under
    securities loaned and other transactions.......         7,478               (943)            89       (430)
  Dividends on common stock........................            --               (675)          (773)      (545)
  Restructuring transactions.......................            --               (259)            --         --
  Other, net.......................................           (75)                --             --         --
                                                         --------           --------       --------   --------
NET CASH PROVIDED BY (USED IN) FINANCING
  ACTIVITIES.......................................         5,873             (2,802)         2,286      1,955
                                                         --------           --------       --------   --------
Change in cash and cash equivalents................            78                (11)            97        (37)
Cash and cash equivalents, beginning of period.....           443                246            149        186
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, END OF PERIOD...........      $    521           $    235       $    246   $    149
                                                         ========           ========       ========   ========
Cash and cash equivalents, subsidiaries
  transferred, beginning of period.................      $     --           $     31       $     10   $     18
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, SUBSIDIARIES
  TRANSFERRED, END OF PERIOD.......................      $     --           $     --       $     31   $     10
                                                         ========           ========       ========   ========
Cash and cash equivalents, from continuing
  operations, beginning of period..................      $    443           $    215       $    139   $    168
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, FROM CONTINUING
  OPERATIONS, END OF PERIOD........................      $    521           $    235       $    215   $    139
                                                         ========           ========       ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid during the period for income
    taxes..........................................      $     90           $    406       $     93   $    309
                                                         ========           ========       ========   ========
  Net cash paid during the period for income taxes,
    subsidiaries transferred.......................      $     --           $     99       $    169   $    147
                                                         ========           ========       ========   ========
  Non-cash transactions during the period:
    Business Dispositions:
      Assets of subsidiaries distributed to parent
         in restructuring transactions.............      $     --           $ 10,472       $     --   $     --
      Liabilities of subsidiaries distributed to
         parent in restructuring transactions......            --              6,014             --         --
                                                         --------           --------       --------   --------
      Net assets of subsidiaries distributed to
         parent in restructuring transactions......            --              4,458       $     --   $     --
      Less: cash disposed..........................            --                 25       $     --   $     --
                                                         --------           --------       --------   --------
      Business dispositions, net of cash
         disposed..................................      $     --           $  4,433       $     --   $     --
                                                         ========           ========       ========   ========
      Inclusion (reversal) of Travelers Property
         Casualty minority interest in joint
         ventures..................................      $     --           $     --       $    (58)  $     63
                                                         ========           ========       ========   ========
      Acquisition of real estate through
         foreclosures of mortgage loans............      $     --           $     --       $     --   $     53
                                                         ========           ========       ========   ========

---------------
See Note 1 for purchase accounting adjustments.
See Note 10, 11, and 15 for non-cash restructuring transactions.

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  ACQUISITION OF THE TRAVELERS INSURANCE COMPANY BY METLIFE, INC.

     On July 1, 2005 (the "Acquisition Date"), The Travelers Insurance Company ("TIC," together with its subsidiaries, including The Travelers Life and Annuity Company ("TLAC"), the "Company") and other affiliated entities, including substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, and excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife, Inc. ("MetLife") from Citigroup (the "Acquisition") for $12.0 billion. MetLife is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.

     Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and interpretation of the provisions of the acquisition agreement, dated as of January 31, 2005 between MetLife and Citigroup (the "Acquisition Agreement"), by both parties.

     In accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets , the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Purchase Price Allocation and Goodwill -- Preliminary

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below. During the fourth quarter of 2005, the Company revised the purchase price allocation as a result of reviews of the Company's underwriting criteria performed in order to refine the estimate of fair values of assumed future policy benefit liabilities. As a result of these reviews and actuarial analyses, and to be consistent with MetLife's reserving methodologies, the Company increased its estimate of the fair value of liabilities relating to a specific group of acquired life insurance policies. Consequently, the fair value of future policy benefits assumed increased by $360 million, net of the related deferred tax assets of $126 million, for a net change of $234 million. The Company expects to complete its reviews and, if required, further refine its estimate of the fair value of such liabilities by June 30, 2006. Additionally, the Company received updated information regarding the fair values of certain assets and liabilities such as its investments in other limited partnerships, mortgage and consumer loans, other assets and other liabilities resulting in a change in the fair value of assets and liabilities acquired, net of their related deferred tax effects, of $28 million. These adjustments resulted in a reduction of the total net fair value of the assets acquired and liabilities assumed of $262 million from those initially estimated. Based upon MetLife's method of attributing the purchase price to the entities acquired, the portion of Travelers' purchase price attributed to the Company was decreased by $220 million resulting in an increase in goodwill of $42 million.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair value of certain other assets acquired and liabilities assumed, including goodwill, may be further adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup as noted previously, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the Acquisition Date.

                                                                        SUCCESSOR
                                                         ---------------------------------------
                                                                   AS OF JULY 1, 2005
                                                         ---------------------------------------
                                                                      (IN MILLIONS)
TOTAL PURCHASE PRICE...................................                            $11,966
  Purchase price attributed to other affiliates........                              5,182
                                                                                   -------
  Purchase price attributed to the Company.............                              6,784
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS..........................................       $ 8,207
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR
  VALUE:...............................................
  Fixed maturities available-for-sale, at fair value...           (26)
  Mortgage loans on real estate........................            72
  Real estate and real estate joint ventures
     held-for-investment...............................            39
  Other limited partnership interests..................            48
  Other invested assets................................           (36)
  Premiums and other receivables.......................         1,001
  Elimination of historical deferred policy acquisition
     costs.............................................        (3,052)
  Value of business acquired...........................         3,490
  Value of distribution agreements and customer
     relationships acquired............................            73
  Net deferred income tax asset........................         1,747
  Elimination of historical goodwill...................          (196)
  Other assets.........................................           (11)
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR
  VALUE:...............................................
  Future policy benefits...............................        (3,752)
  Policyholder account balances........................        (1,869)
  Other liabilities....................................           193
                                                              -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED..............................................                              5,928
                                                                                   -------
GOODWILL RESULTING FROM THE ACQUISITION................                            $   856
                                                                                   =======

     Goodwill resulting from the Acquisition has been allocated to the Company's segments, as well as Corporate & Other, that are expected to benefit from the Acquisition as follows:

                                                                   SUCCESSOR
                                                               ------------------
                                                               AS OF JULY 1, 2005
                                                               ------------------
                                                                 (IN MILLIONS)
Institutional...............................................          $305
Individual..................................................           159
Corporate & Other...........................................           392
                                                                      ----
  TOTAL.....................................................          $856
                                                                      ====

     The entire amount of goodwill is expected to be deductible for income tax purposes.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Condensed Statement of Net Assets Acquired

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as of July 1, 2005 as follows:

                                                                  SUCCESSOR
                                                              ------------------
                                                              AS OF JULY 1, 2005
                                                              ------------------
                                                                (IN MILLIONS)
ASSETS:
Fixed maturities available-for-sale.........................       $41,210
Trading securities..........................................           555
Equity securities available-for-sale........................           617
Mortgage loans on real estate...............................         2,363
Policy loans................................................           884
Real estate and real estate joint ventures
  held-for-investment.......................................           126
Other limited partnership interests.........................         1,120
Short-term investments......................................         2,225
Other invested assets.......................................         1,205
                                                                   -------
  Total investments.........................................        50,305
Cash and cash equivalents...................................           443
Accrued investment income...................................           494
Premiums and other receivables..............................         4,688
Value of business acquired..................................         3,490
Goodwill....................................................           856
Other intangible assets.....................................            73
Deferred tax asset..........................................         1,174
Other assets................................................           730
Separate account assets.....................................        30,427
                                                                   -------
  Total assets acquired.....................................        92,680
                                                                   -------
LIABILITIES:
Future policy benefits......................................        17,551
Policyholder account balances...............................        34,251
Other policyholder funds....................................           114
Current income taxes payable................................            36
Other liabilities...........................................         3,517
Separate account liabilities................................        30,427
                                                                   -------
  Total liabilities assumed.................................        85,896
                                                                   -------
  Net assets acquired.......................................       $ 6,784
                                                                   =======

  Other Intangible Assets

     Value of business acquired ("VOBA") reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements and customer relationships acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered the calculated weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair value of business acquired, distribution agreements and customer relationships acquired are as follows:

                                                             SUCCESSOR
                                                           -------------    WEIGHTED AVERAGE
                                                           JULY 1, 2005    AMORTIZATION PERIOD
                                                           -------------   -------------------
                                                           (IN MILLIONS)
Value of business acquired...............................     $3,490            16 years
Value of distribution agreements and customer
  relationships acquired.................................         73            16 years
                                                              ------
  Total value of intangible assets acquired, excluding
     goodwill............................................     $3,563            16 years
                                                              ======

     The estimated future amortization of the value of business acquired, distribution agreements and customer relationships acquired from 2006 to 2010 is as follows:

                                                              (IN MILLIONS)
2006........................................................      $322
2007........................................................      $316
2008........................................................      $300
2009........................................................      $282
2010........................................................      $262

2.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     TIC is a Connecticut corporation incorporated in 1863. As described more fully in Note 1, on July 1, 2005, TIC became a wholly-owned subsidiary of MetLife, a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products. Prior to the Acquisition, TIC was a wholly-owned subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from TIC to CIHC on June 30, 2005 in

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

contemplation of the Acquisition. Primerica is reported in discontinued operations for all periods presented. See Note 15.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) the Company; (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Assets, liabilities, revenues and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "-- Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     Minority interest related to consolidated entities included in other liabilities was $180 million and $216 million at December 31, 2005 and 2004, respectively.

     As described more fully in Note 1, the application of purchase accounting resulted in the establishment of a new basis of accounting. Consequently, all periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively. As such periods are not prepared on a consistent basis, the six month period and the years prior to the Acquisition are presented separately from the six month period subsequent to the Acquisition.

     Certain amounts in the predecessor consolidated financial statements for periods prior to July 1, 2005 have been reclassified to conform with the presentation of the successor.

     Significant reclassifications to the consolidated balance sheet as of December 31, 2004 are as follows: (i) securities previously reported in other invested assets are now reported in equity securities; (ii) real estate and real estate joint ventures previously reported in other invested assets are now reported in real estate and real estate joint ventures held-for-investment;
(iii) corporate joint ventures that were previously reported in other invested assets are now reported in other limited partnership interests; (iv) positive derivative revaluation previously reported in other assets are now reported in other invested assets; (v) reinsurance recoverables are now reported in premiums and other receivables; (vi) VOBA previously reported in other assets is now reported in deferred policy acquisition costs ("DAC"); (vii) policy and contract claim liabilities previously reported in contractholder funds are now reported in other policyholder funds; (viii) balances on investment-type contracts previously reported in contractholder funds are now reported in policyholder account balances; (ix) deferred sales inducements previously reported as part of DAC, are now reported in other assets; (x) trading securities sold and not yet purchased are now reported in other liabilities; and (xi) deferred profits previously reported as other liabilities are now reported in other policyholder funds.

     Reclassifications to the consolidated statements of income for the years ended December 31, 2004 and 2003, were primarily related to certain reinsurance and other revenues previously reported in general and administrative expenses which are now reported in other revenues. In addition, amortization of DAC is now reported in other expenses.

     The consolidated statements of cash flows for the years ended December 31, 2004 and 2003 have been presented using the indirect method. Reclassifications made to the consolidated statements of cash flows for the years ended December 31, 2004 and 2003 primarily related to investment-type policy activity previously reported as cash flows from operating activities which are now reported as cash flows from financing activities. In addition, net changes in payables for securities loaned transactions were reclassified from cash flows from investing activities to cash flows from financing activities and accrued withdrawn benefits were reclassified from cash flows from financing activities to cash flows from operating activities. Additionally, the statement of cash flows for the six months ended June 30, 2005 has been restated to include the cash flows of discontinued operations, which were previously excluded from that statement.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments;
(iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of DAC and the establishment and amortization of VOBA; (vi) the measurement of goodwill and related impairment, if any; (vii) the liability for future policyholder benefits; (viii) accounting for reinsurance transactions; and (ix) the liability for litigation and regulatory matters. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturities, trading securities, mortgage and consumer loans, other limited partnerships and real estate joint ventures, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. The Company tests goodwill for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

unit" level. A reporting unit is the operating segment, or a business that is one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  SIGNIFICANT ACCOUNTING POLICIES

  Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "--Summary of Critical Accounting Estimates--Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

     Mortgage and consumer loans are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Once the Company identifies a property that is expected to be sold within one year and commences a firm plan for marketing the property, the Company, if applicable, classifies the property as held-for-sale and reports the related net investment income and any resulting investment gains and losses as

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

discontinued operations. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage and consumer loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist primarily of the fair value of the Company's freestanding derivative instruments. In 2004, other invested assets also included the Company's investment in the preferred stock of Citigroup. See Note 10.

     Prior to the Acquisition, the Company used the equity method of accounting for all real estate joint ventures and other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

     Subsequent to the Acquisition, the Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than minor influence over operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor ownership investment and virtually no influence over operations.

  Trading Securities

     Trading securities are recorded at fair value with subsequent changes in fair value recognized in net investment income.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company enters into income generation and replication derivatives as permitted by its Derivatives Use Plans approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Certain securities of $208 million were reclassified to cash equivalents from short-term investments due to the revised term to maturity at the Acquisition Date.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the Acquisition Date.

     Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     DAC and VOBA for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Prior to the Acquisition, the Company amortized its deferred and payout annuity contracts employing a level effective yield methodology, whereas subsequent to the Acquisition, the Company amortizes DAC for deferred annuity contracts in proportion to anticipated gross profits and payout annuity contracts in proportion to anticipated premiums.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is as follows:

                                                                  SUCCESSOR
                                                              -----------------
                                                              DECEMBER 31, 2005
                                                              -----------------
                                                                (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.............................        $196
Elimination of historical goodwill..........................        (196)
Effect of push down accounting of MetLife's purchase price
  on TIC's net assets acquired (See Note 1).................         856
                                                                    ----
BALANCE, BEGINNING AND END OF PERIOD........................        $856
                                                                    ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model.

  Liability for Future Policy Benefits and Policyholder Account Balances

     Overview

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. For contracts in-force at the time of the Acquisition, the Company revalued the liabilities using updated assumptions as to interest rates, mortality, persistency and provisions for adverse deviation which were current as of the time of the Acquisition. The interest rate for future policy benefit liabilities on non-participating traditional life insurance on the successor basis is approximately 4% at

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

December 31, 2005. Interest rates for the future policy benefit liabilities on the predecessor basis ranged from 3% to 7% at December 31, 2004.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. The interest rates used in establishing such liabilities on the successor basis range from 4% to 6% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 2% to 9% at December 31, 2004.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities on the successor basis is approximately 4% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 7% to 8% at December 31, 2004.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rate used in establishing such liabilities on the successor basis is approximately 4% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 7% to 8% at December 31, 2004.

     Liabilities for unpaid claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.3% to 13% on the successor basis at December 31, 2005 and 1% to 8% on the predecessor basis at December 31, 2004, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

     Product Liability Classification Changes Resulting from the Acquisition

     Prior to the Acquisition, the Company determined the classification of its single premium immediate annuities and structured settlements as investment or insurance contracts at the contract level. As such, single premium immediate annuities and structured settlements with life contingent payments were classified and accounted for as "limited pay" long-duration insurance contracts due to their significant mortality risk. The liability associated with these contracts was reported in future policyholder benefits on the Company's consolidated balance sheet. Contracts without life contingencies were classified as investment contracts and were reported in policyholder account balances.

     Subsequent to the Acquisition, the Company classifies single premium immediate annuities and structured settlements at the block of business level which combines those contracts with life contingencies and those contracts without life contingencies. In the aggregate, both the single premium immediate annuities and structured settlements contain significant mortality risk. Therefore, the Company accounts for all single premium immediate annuities and structured settlements as long-duration insurance contracts and reports them as future policyholder benefits.

     With respect to immediate participation guarantee contracts, contracts may have funds associated with future life contingent payments on behalf of specific lives, as well as unallocated funds not yet associated with

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

specific lives or future payments. Prior to the Acquisition, the Company classified and reported funds within a contract that were associated with life contingent payments in future policyholder benefits on the Company's consolidated balance sheet. All other funds held with respect to those contracts were reported in policyholder account balances on the Company's consolidated balance sheet.

     Subsequent to the Acquisition, the Company evaluates the immediate participation guarantee contracts at the aggregate level. Based upon the Company's current evaluation, all immediate participation guarantee contracts are accounted for as universal life contracts and are being reported in policyholder account balances on the Company's consolidated balance sheet.

     Prior to the Acquisition, the Company recorded its deferred annuity contracts, including the guaranteed minimum death benefit ("GMDB") features, as investment contracts. Subsequent to the Acquisition, the Company records such contracts as insurance products. As a result, the Company has established a future policyholder benefit liability for GMDBs in accordance with Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1").

  Guarantees

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment; or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contractholder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term. Prior to the Acquisition, deferred revenues on life and annuity policies with life contingencies were reported in other liabilities, whereas subsequent to the Acquisition, these amounts are included in other policyholder funds on the accompanying consolidated balance sheet.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Other Revenues

     Other revenues include fees and broker-dealer commissions. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Federal Income Taxes

     The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

     For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by the Company's parent, MetLife. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the Acquisition Date resulting in a change to the related deferred income taxes. See Notes 1 and 7.

  Reinsurance

     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts due from reinsurers, for both short- and long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC and VOBA are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of SOP 03-1 on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, separate account assets with a fair value of $500 million were reclassified to general account investments with a corresponding transfer of separate account liabilities to future policy benefits and policyholder account balances. See "-- Application of Recent Accounting Pronouncements."

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of Accounting Principles Board ("APB") Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements and has provided the required disclosures.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1 as interpreted by a Technical Practice Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The following summarizes the more significant aspects of the Company's adoption of SOP 03-1 prior to the Acquisition, effective January 1, 2004:

          Separate Account Presentation. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entity's general account.

          The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet at January 1, 2004 of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

          Variable Annuity Contracts with Guaranteed Minimum Death Benefit Features. SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a liability for insurance contracts, and provides that the reporting entity does not hold liabilities for investment contracts (i.e., there is no significant mortality risk).

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Liabilities for Universal Life and Variable Universal Life
     Contracts. SOP 03-1 requires that a liability, in addition to the account balance, be established for certain insurance benefit features provided under universal life and variable universal life products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

          The Company's universal life and variable universal life products were reviewed to determine whether an additional liability is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its universal life and variable universal life contracts with these features and established an additional liability of approximately $1 million.

          Sales Inducements to Contractholders. In accordance with SOP 03-1, the Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. These inducements relate to bonuses on certain products offered by the Company.

     Effective the third quarter of 2003, the Company adopted FASB Interpretation ("FIN") No. 46, Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 and its December 2003 revision ("FIN 46(r)"), which includes substantial changes from the original FIN
46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance.

     FIN 46 and FIN 46(r) change the method of determining whether certain entities, including securitization entities, should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and FIN 46(r) and is called a VIE if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     The adoption of the provisions of FIN 46(r) during the third quarter of 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

3.  INVESTMENTS

  FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                              SUCCESSOR
                                             --------------------------------------------
                                                          DECEMBER 31, 2005
                                             --------------------------------------------
                                                            GROSS
                                              COST OR    UNREALIZED
                                             AMORTIZED   -----------   ESTIMATED    % OF
                                               COST      GAIN   LOSS   FAIR VALUE   TOTAL
                                             ---------   ----   ----   ----------   -----
                                                        (DOLLARS IN MILLIONS)
U.S. corporate securities..................   $16,788    $ 45   $393    $16,440      34.1%
Residential mortgage-backed securities.....    11,304      14    121     11,197      23.2
U.S. Treasury/agency securities............     6,153      20     61      6,112      12.7
Foreign corporate securities...............     5,323      30    139      5,214      10.8
Commercial mortgage-backed securities......     4,545      10     75      4,480       9.3
Asset-backed securities....................     3,594       9     14      3,589       7.5
State and political subdivision
  securities...............................       632      --     25        607       1.3
Foreign government securities..............       472      17      2        487       1.0
                                              -------    ----   ----    -------     -----
  Total bonds..............................    48,811     145    830     48,126      99.9
Redeemable preferred stocks................        37       1      2         36       0.1
                                              -------    ----   ----    -------     -----
  Total fixed maturities...................   $48,848    $146   $832    $48,162     100.0%
                                              =======    ====   ====    =======     =====
Non-redeemable preferred stocks............   $   327    $  1   $  5    $   323      76.7%
Common stocks..............................        97       4      3         98      23.3
                                              -------    ----   ----    -------     -----
  Total equity securities..................   $   424    $  5   $  8    $   421     100.0%
                                              =======    ====   ====    =======     =====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             PREDECESSOR
                                            ----------------------------------------------
                                                          DECEMBER 31, 2004
                                            ----------------------------------------------
                                                            GROSS
                                             COST OR     UNREALIZED
                                            AMORTIZED   -------------   ESTIMATED    % OF
                                              COST       GAIN    LOSS   FAIR VALUE   TOTAL
                                            ---------   ------   ----   ----------   -----
                                                        (DOLLARS IN MILLIONS)
U.S. corporate securities.................   $21,956    $1,337   $33     $23,260      54.6%
Residential mortgage-backed securities....     4,636       122     4       4,754      11.2
U.S. Treasury/agency securities...........     1,818        99    --       1,917       4.5
Foreign corporate securities..............     6,855       384    12       7,227      16.9
Commercial mortgage-backed securities.....     2,249       113     3       2,359       5.5
Asset-backed securities...................     1,861        17     3       1,875       4.4
State and political subdivision
  securities..............................       360        41     1         400       0.9
Foreign government securities.............       576        59    --         635       1.5
                                             -------    ------   ---     -------     -----
  Total bonds.............................    40,311     2,172    56      42,427      99.5
Redeemable preferred stocks...............       155        40     1         194       0.5
                                             -------    ------   ---     -------     -----
  Total fixed maturities..................   $40,466    $2,212   $57     $42,621     100.0%
                                             =======    ======   ===     =======     =====
Non-redeemable preferred stocks...........   $   124    $    3   $ 1     $   126      33.7%
Common stocks.............................       208        41     1         248      66.3
                                             -------    ------   ---     -------     -----
  Total equity securities.................   $   332    $   44   $ 2     $   374     100.0%
                                             =======    ======   ===     =======     =====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company is not exposed to any significant concentration of credit risk in its U.S. and foreign corporate fixed maturities portfolio, other than those disclosed below:

                                                           SUCCESSOR          PREDECESSOR
                                                       -----------------   -----------------
                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Communications(1)....................................       $2,753              $3,933
Banking..............................................       $2,193              $2,728
Electric Utilities...................................       $2,042              $2,965
Finance Companies....................................       $1,777              $3,344
Capital Goods(2).....................................       $1,223              $1,652
Real Estate Investment Trust.........................       $1,125              $1,983
Energy...............................................       $  991              $1,557
Basic Industry(3)....................................       $  936              $1,537
Insurance............................................       $  883              $1,769
Food and Beverage....................................       $  772              $  905
Natural Gas Utilities................................       $  737              $  911
Brokerage............................................       $  670              $  726
Industrial Other.....................................       $  650              $  629
Transportation(4)....................................       $  608              $  683

---------------

(1) Communications includes telecommunications, media cable and media non-cable.

(2) Capital goods includes aerospace, building materials, conglomerates, construction machine, containers, defense, packaging and environmental.

(3) Basic industry includes chemicals, metals, and paper.

(4) Transportation includes airlines, railroad and transportation services.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3,080 million and $4,955 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain (loss) of ($40) million and $392 million at December 31, 2005 and 2004, respectively. The Company held non-income producing fixed maturities at estimated fair values of $3 million and $47 million at December 31, 2005 and 2004, respectively. Unrealized gains (losses) associated with non-income producing fixed maturities were ($5) million and $18 million at December 31, 2005 and 2004, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    SUCCESSOR               PREDECESSOR
                                              ----------------------   ----------------------
                                                DECEMBER 31, 2005        DECEMBER 31, 2004
                                              ----------------------   ----------------------
                                               COST OR                  COST OR
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                COST      FAIR VALUE     COST      FAIR VALUE
                                              ---------   ----------   ---------   ----------
                                                               (IN MILLIONS)
Due in one year or less.....................   $ 1,336     $ 1,330      $ 2,087     $ 2,127
Due after one year through five years.......     9,730       9,623       11,394      11,849
Due after five years through ten years......     8,922       8,734       11,573      12,264
Due after ten years.........................     9,380       9,173        6,511       7,199
                                               -------     -------      -------     -------
  Subtotal..................................    29,368      28,860       31,565      33,439
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities.........    19,443      19,266        8,746       8,988
                                               -------     -------      -------     -------
  Subtotal..................................    48,811      48,126       40,311      42,427
Redeemable preferred stocks.................        37          36          155         194
                                               -------     -------      -------     -------
     Total fixed maturities.................   $48,848     $48,162      $40,466     $42,621
                                               =======     =======      =======     =======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     The Company makes investments in collateralized mortgage obligations ("CMOs"). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2005 and 2004, the Company held CMOs classified as available-for-sale with a fair value of $7,224 million and $2,395 million, respectively. Approximately 55% and 54% of the Company's CMO holdings were fully collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") securities at December 31, 2005 and 2004, respectively. In addition, the Company held $3,973 million and $2,359 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2005 and 2004, respectively. All of these securities are rated AAA by the major rating agencies.

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                        SUCCESSOR                   PREDECESSOR
                                     ----------------   -----------------------------------
                                     SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                       DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                     ----------------   ----------------   ----------------
                                           2005               2005          2004     2003
                                     ----------------   ----------------   ------   -------
                                                         (IN MILLIONS)
Proceeds...........................      $20,368             $2,971        $6,957   $13,101
Gross investment gains.............      $    41             $  152        $  257   $   449
Gross investment losses............      $  (318)            $  (96)       $ (219)  $  (364)

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     There were no gross investment losses above that exclude writedowns recorded during the six months ended December 31, 2005. Gross investment losses exclude writedowns recorded during the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $4 million, $42 million and $109 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

  UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES
  AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                        SUCCESSOR
                                       ---------------------------------------------------------------------------
                                                                    DECEMBER 31, 2005
                                       ---------------------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                         LESS THAN 12 MONTHS         THAN 12 MONTHS                 TOTAL
                                       -----------------------   -----------------------   -----------------------
                                                      GROSS                     GROSS                     GROSS
                                       ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                       FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                       ----------   ----------   ----------   ----------   ----------   ----------
                                                                  (DOLLARS IN MILLIONS)
U.S. corporate securities............   $13,605        $393        $  --        $  --       $13,605        $393
Residential mortgage-backed
  securities.........................     8,490         121           --           --         8,490         121
U.S. Treasury/agency securities......     4,148          61           --           --         4,148          61
Foreign corporate securities.........     4,284         139           --           --         4,284         139
Commercial mortgage-backed
  securities.........................     3,654          75           --           --         3,654          75
Asset-backed securities..............     1,741          14           --           --         1,741          14
State and political subdivision
  securities.........................       549          25           --           --           549          25
Foreign government securities........       147           2           --           --           147           2
                                        -------        ----        -----        -----       -------        ----
  Total bonds........................    36,618         830           --           --        36,618         830
Redeemable preferred stocks..........        28           2           --           --            28           2
                                        -------        ----        -----        -----       -------        ----
  Total fixed maturities.............   $36,646        $832        $  --        $  --       $36,646        $832
                                        =======        ====        =====        =====       =======        ====
Equity securities....................   $   214        $  8        $  --        $  --       $   214        $  8
                                        =======        ====        =====        =====       =======        ====
Total number of securities in an
  unrealized loss position...........     4,711                       --                      4,711
                                        =======                    =====                    =======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                        ---------------------------------------------------------------------------
                                                                     DECEMBER 31, 2004
                                        ---------------------------------------------------------------------------
                                                                    EQUAL TO OR GREATER
                                          LESS THAN 12 MONTHS         THAN 12 MONTHS                 TOTAL
                                        -----------------------   -----------------------   -----------------------
                                                       GROSS                     GROSS                     GROSS
                                        ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                        FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                        ----------   ----------   ----------   ----------   ----------   ----------
                                                                   (DOLLARS IN MILLIONS)
U.S. corporate securities.............    $2,943        $26          $192         $ 7         $3,135        $33
Residential mortgage-backed
  securities..........................       551          3            53           1            604          4
U.S. Treasury/agency securities.......        60         --            --          --             60         --
Foreign corporate securities..........       944          8           178           4          1,122         12
Commercial mortgage-backed
  securities..........................       250          3             7          --            257          3
Asset-backed securities...............       294          2            45           1            339          3
State and political subdivision
  securities..........................         4         --            11           1             15          1
Foreign government securities.........        19         --            --          --             19         --
                                          ------        ---          ----         ---         ------        ---
  Total bonds.........................     5,065         42           486          14          5,551         56
Redeemable preferred stocks...........        13         --             7           1             20          1
                                          ------        ---          ----         ---         ------        ---
  Total fixed maturities..............    $5,078        $42          $493         $15         $5,571        $57
                                          ======        ===          ====         ===         ======        ===
Equity securities.....................    $   31        $ 2          $  9         $--         $   40        $ 2
                                          ======        ===          ====         ===         ======        ===
Total number of securities in an
  unrealized loss position............       681                       89                        770
                                          ======                     ====                     ======

  AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004 where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                              SUCCESSOR
                       ---------------------------------------------------------------------------------------
                                                          DECEMBER 31, 2005
                       ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSSES        NUMBER OF SECURITIES
                       ---------------------------   ---------------------------   ---------------------------
                       LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                       -------------   -----------   -------------   -----------   -------------   -----------
                                                        (DOLLARS IN MILLIONS)
Less than six
  months.............     $37,631          $69           $814            $26           4,663           48
                          -------          ---           ----            ---           -----           --
  Total..............     $37,631          $69           $814            $26           4,663           48
                          =======          ===           ====            ===           =====           ==

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  PREDECESSOR
                                          ------------------------------------------------------------
                                                               DECEMBER 31, 2004
                                          ------------------------------------------------------------
                                               COST OR               GROSS                NUMBER
                                            AMORTIZED COST     UNREALIZED LOSSES      OF SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                             (DOLLARS IN MILLIONS)
Less than six months....................   $4,115      $  1       $29      $  --       499         5
Six months or greater but less than nine
  months................................      890        --        13         --       155        --
Nine months or greater but less than
  twelve months.........................      147        --         3         --        27        --
Twelve months or greater................      517        --        14         --        84        --
                                           ------      ----       ---      -----       ---        --
  Total.................................   $5,669      $  1       $59      $  --       765         5
                                           ======      ====       ===      =====       ===        ==

     As of December 31, 2005, $814 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $59 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005, $26 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 38% of the cost or amortized cost of such securities. Of such unrealized losses, all have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 2, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. In connection with the Acquisition, the Company's investment portfolio was revalued in accordance with purchase accounting as of July 1, 2005. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates since the portfolio revaluation at the Acquisition Date. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $8,478 million and $2,106 million and an estimated fair value of $8,372 million and $1,918 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $8,622 million and $1,986 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

income and investment expenses, respectively. Security collateral of $174 million and $341 million at December 31, 2005 and December 31, 2004, respectively, was on deposit from customers in connection with the securities lending transactions. Security collateral may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $20 million and $21 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. The Company had no securities held in trust to satisfy collateral requirements at December 31, 2005. Company securities held in trust to satisfy collateral requirements, consisting primarily of fixed maturity securities, had an amortized cost of $15 million at December 31, 2004.

  MORTGAGE AND CONSUMER LOANS

     At December 31, 2005 and 2004, the Company's mortgage and consumer loans consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Current mortgage and consumer loans.................       $2,081              $2,070
Underperforming mortgage and consumer loans.........           13                  54
                                                           ------              ------
  Total mortgage and consumer loans.................       $2,094              $2,124
                                                           ======              ======

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Mortgage loans are collaterized by properties located in the United States. At December 31, 2005, approximately 37%, 12%, and 5% of the properties were located in California, New York, and New Jersey, respectively. Generally, the Company, as a lender, only loans up to 75% of the purchase price on the underlying real estate.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                               SUCCESSOR                   PREDECESSOR
                                            ----------------   ------------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED      YEARS ENDED
                                              DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                            ----------------   ----------------   -----------------
                                                  2005               2005          2004       2003
                                            ----------------   ----------------   ------     ------
                                                                 (IN MILLIONS)
Fixed maturities..........................       $1,169             $1,173        $2,336     $2,330
Equity securities.........................            3                 22             9        (21)
Mortgage and consumer loans...............           85                 82           184        158
Real estate and real estate joint
  ventures................................            2                 19            29         20
Policy loans..............................           23                 29            70         76
Other limited partnership interests.......           33                217           262         32
Cash, cash equivalents and short-term
  investments.............................           61                 24            31         49
Preferred stock of Citigroup..............           --                 73           182        182
Other.....................................           (6)                 3             1         34
                                                 ------             ------        ------     ------
  Total...................................        1,370              1,642         3,104      2,860
Less: Investment expenses.................          154                 34            92        117
                                                 ------             ------        ------     ------
  Net investment income...................       $1,216             $1,608        $3,012     $2,743
                                                 ======             ======        ======     ======

  NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                               SUCCESSOR                   PREDECESSOR
                                            ----------------   ------------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED      YEARS ENDED
                                              DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                            ----------------   ----------------   -----------------
                                                  2005               2005          2004       2003
                                            ----------------   ----------------   ------     ------
                                                                 (IN MILLIONS)
Fixed maturities(1).......................       $ (278)            $   17        $  (21)    $  (33)
Equity securities.........................            1                 35            17          9
Mortgage and consumer loans...............           (8)                 1             1        (14)
Real estate and real estate joint
  ventures................................            7                  7             1          6
Other limited partnership interests.......           (1)                 2             1         44
Sales of businesses.......................            2                 --            --         --
Derivatives...............................          (11)              (402)          122        507
Other.....................................          100                366          (112)      (487)
                                                 ------             ------        ------     ------
  Net investment gains (losses)...........       $ (188)            $   26        $    9     $   32
                                                 ======             ======        ======     ======

---------------
(1) Subsequent to the Acquisition, the Company's investment portfolio was repositioned, resulting in significant net investment losses during the six months ended December 31, 2005. Such losses resulted from the sale of securities during a period of rising interest rates.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
                                                                   (IN MILLIONS)
Fixed maturities.............................       $(686)             $2,124        $2,155   $1,966
Equity securities............................          (3)                 21            42       33
Derivatives..................................           1                  83            (6)    (159)
Other........................................         (18)                  4             1       16
Discontinued operations......................          --                  --           256      225
                                                    -----              ------        ------   ------
  Total......................................        (706)              2,232         2,448    2,081
Amounts allocated from DAC and VOBA..........         135                  --            --       --
Deferred income taxes........................         200                (781)         (856)    (725)
                                                    -----              ------        ------   ------
     Net unrealized investment gains
       (losses)..............................       $(371)             $1,451        $1,592   $1,356
                                                    =====              ======        ======   ======

     The changes in net unrealized investment gains (losses) were as follows:

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
                                                                   (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD..............      $ 1,451             $1,592        $1,356   $  454
Effect of purchase accounting push down (See
  Note 1)....................................       (1,451)                --            --       --
                                                   -------             ------        ------   ------
BALANCE, BEGINNING OF PERIOD.................           --              1,592         1,356      454
Unrealized investment gains (losses) during
  the period.................................         (706)                43           367    1,368
Unrealized investment gains (losses) relating
  to:
  DAC and VOBA...............................          135                 --            --       --
  Deferred income taxes......................          200                (18)         (131)    (466)
Restructuring transaction....................           --               (166)           --       --
                                                   -------             ------        ------   ------
BALANCE, END OF PERIOD.......................      $  (371)            $1,451        $1,592   $1,356
                                                   =======             ======        ======   ======
Net change in unrealized investment gains
  (losses)...................................      $  (371)            $ (141)       $  236   $  902
                                                   =======             ======        ======   ======

  TRADING SECURITIES

     Net investment income for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003 includes $6 million, ($35) million, $44 million and $190 million, respectively, of gains (losses) on securities classified as trading. Of these amounts, ($3) million, $20 million, $78 million and $92 million relate to net gains (losses) recognized on trading securities sold during the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003,

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

respectively. The remaining $9 million, ($55) million, ($34) million and $98 million for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, respectively, relate to changes in fair value on trading securities held at December 31, 2005, June 30, 2005, December 31, 2004 and December 31, 2003, respectively.

  VARIABLE INTEREST ENTITIES

     As of December 31, 2004, a collateralized debt obligation and a real estate joint venture were consolidated as VIEs. The collateralized debt obligation was sold subsequent to June 30, 2005. The real estate joint venture experienced a reconsideration event that changed the Company's status so that it is no longer the primary beneficiary. The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              ------------------------
                                                              NOT PRIMARY BENEFICIARY
                                                              ------------------------
                                                                             MAXIMUM
                                                                TOTAL      EXPOSURE TO
                                                              ASSETS (1)    LOSS (2)
                                                              ----------   -----------
                                                                   (IN MILLIONS)
Asset-backed securitizations................................    $1,281        $ 69
Real estate joint ventures(3)...............................        97          18
Other limited partnerships(4)...............................     4,055         285
Other investments(5)........................................       200          15
                                                                ------        ----
  Total.....................................................    $5,633        $387
                                                                ======        ====

---------------

(1) The assets of the asset-backed securitizations are reflected at fair value at December 31, 2005. The assets of the real estate joint ventures, other limited partnerships and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss of the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnerships and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

(4) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

(5) Other investments include securities that are not asset-backed securitizations.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE INSTRUMENTS

     On the Acquisition Date, derivative revaluation gains were reclassified from other assets to other invested assets to conform with MetLife's presentation.

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in hedging relationships. Accordingly, all changes in such derivative fair values for the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                           SUCCESSOR                        PREDECESSOR
                                -------------------------------   -------------------------------
                                       DECEMBER 31, 2005                 DECEMBER 31, 2004
                                -------------------------------   -------------------------------
                                            CURRENT MARKET OR                 CURRENT MARKET OR
                                                FAIR VALUE                        FAIR VALUE
                                NOTIONAL   --------------------   NOTIONAL   --------------------
                                 AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                --------   ------   -----------   --------   ------   -----------
                                                          (IN MILLIONS)
Interest rate swaps...........  $ 6,540     $356       $ 49       $ 5,702    $   59      $109
Interest rate caps............    2,020       16         --           118         3        --
Financial futures.............       81        2          1         1,339        --        --
Foreign currency swaps........    3,084      429         72         3,219       850        45
Foreign currency forwards.....      488       18          2           431        --         8
Options.......................       --      165          3            --       189        --
Financial forwards............       --       --          2            --         2         2
Credit default swaps..........      957        2          2           415         4         3
                                -------     ----       ----       -------    ------      ----
  Total.......................  $13,170     $988       $131       $11,224    $1,107      $167
                                =======     ====       ====       =======    ======      ====

     The above table does not include notional values for equity futures, equity financial forwards, and equity options. At December 31, 2005 and 2004, the Company owned 587 and 217 equity futures contracts, respectively. Equity futures market values are included in financial futures in the preceding table. At December 31, 2005 and 2004, the Company owned 73,500 and 115,400 equity financial forwards, respectively. Equity financial forwards market values are included in financial forwards in the preceding table. At December 31, 2005 and 2004, the Company owned 1,420,650 and 1,144,700 equity options, respectively. Equity options market values are included in options in the preceding table. The notional amount related to equity options for 2004 has been removed from the above table to conform to 2005 presentation.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                             SUCCESSOR
                              ------------------------------------------------------------------------
                                                           REMAINING LIFE
                              ------------------------------------------------------------------------
                                         AFTER ONE YEAR   AFTER FIVE YEARS
                              ONE YEAR      THROUGH           THROUGH
                              OR LESS      FIVE YEARS        TEN YEARS       AFTER TEN YEARS    TOTAL
                              --------   --------------   ----------------   ---------------   -------
                                                           (IN MILLIONS)
Interest rate swaps.........   $  942        $2,929            $2,519             $150         $ 6,540
Interest rate caps..........    2,000            20                --               --           2,020
Financial futures...........       81            --                --               --              81
Foreign currency swaps......      535           869             1,616               64           3,084
Foreign currency forwards...      488            --                --               --             488
Credit default swaps........       95           836                26               --             957
                               ------        ------            ------             ----         -------
  Total.....................   $4,141        $4,654            $4,161             $214         $13,170
                               ======        ======            ======             ====         =======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches).

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at time of exercise and the strike price. Equity index options are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are used in replication synthetic asset transactions ("RSATs") to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. RSATs are a combination of a derivative and usually a U.S. Treasury or Agency security. RSATs that involve the use of credit default swaps are included in such classification in the preceding table.

  HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                        SUCCESSOR                            PREDECESSOR
                           -----------------------------------   -----------------------------------
                                    DECEMBER 31, 2005                     DECEMBER 31, 2004
                           -----------------------------------   -----------------------------------
                                             FAIR VALUE                            FAIR VALUE
                           NOTIONAL   ------------------------   NOTIONAL   ------------------------
                            AMOUNT      ASSETS     LIABILITIES    AMOUNT      ASSETS     LIABILITIES
                           --------   ----------   -----------   --------   ----------   -----------
                                                         (IN MILLIONS)
Fair value...............  $    66       $ --         $ --       $ 1,506      $   --        $ 14
Cash flow................      430          2           --         7,560         897         142
Foreign operations.......       --         --           --            25          --          --
Non-qualifying...........   12,674        986          131         2,133         210          11
                           -------       ----         ----       -------      ------        ----
     Total...............  $13,170       $988         $131       $11,224      $1,107        $167
                           =======       ====         ====       =======      ======        ====

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate investments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                               SUCCESSOR                 PREDECESSOR
                                            ----------------   --------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                              DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                            ----------------   ----------------   -------------
                                                  2005               2005         2004    2003
                                            ----------------   ----------------   -----   -----
                                                               (IN MILLIONS)
Changes in the fair value of
  derivatives.............................        $--                $(16)        $(21)   $  1
Changes in the fair value of the items
  hedged..................................         --                   5          (12)    (24)
                                                  ---                ----         ----    ----
Net ineffectiveness of fair value hedging
  activities..............................        $--                $(11)        $(33)   $(23)
                                                  ===                ====         ====    ====

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative has been excluded from the assessment of ineffectiveness. For the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, the cost of carry for financial futures was ($8) million, ($29) million and ($23) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (iv) interest rate futures to hedge against changes in value of securities to be acquired; and (v) interest rate futures to hedge against changes in interest rates on liabilities to be issued.

     For the six months ended December 31, 2005, the Company did not recognize any net investment gains (losses) related to the assessment of hedge ineffectiveness. For the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized net investment gains (losses) of ($5) million, $6 million and ($3) million, respectively, which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the six months ended December 31, 2005 and June 30, 2005 and for the years ended December 31, 2004 and 2003, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Presented below is a rollforward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                   SUCCESSOR                 PREDECESSOR
                                                ----------------   --------------------------------
                                                SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                  DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                ----------------   ----------------   -------------
                                                      2005               2005         2004    2003
                                                ----------------   ----------------   -----   -----
                                                                   (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD...............        $ 83               $(6)         $(159)  $(286)
Effect of purchase accounting push down (See
  Note 1).....................................         (83)               --             --      --
                                                      ----               ---          -----   -----
BALANCE, BEGINNING OF PERIOD..................           -                (6)          (159)   (286)
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of
  cash flow hedges............................           1                85            140     112
Amounts reclassified to net investment
  income......................................          --                 4             13      15
                                                      ----               ---          -----   -----
BALANCE, END OF THE PERIOD....................        $  1               $83          $  (6)  $(159)
                                                      ====               ===          =====   =====

     At December 31, 2005, approximately ($5) million of the deferred net loss on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2006.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts, foreign currency swaps and options to hedge portions of its net investment in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded in 2005, 2004 or 2003.

     The Company's consolidated statements of stockholder's equity for the six months ended December 31, 2005 did not include any gains (losses) related to foreign currency contracts used to hedge its net investments in foreign operations. The Company's consolidated statements of stockholder's equity for the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, included gains (losses) of $3 million, $1 million and ($6) million, respectively, related to foreign currency contracts used to hedge its net investments in foreign operations. When substantially all of the net investments in foreign operations are sold or liquidated, the amounts in accumulated other comprehensive income ("AOCI") are reclassified to the consolidated statements of income, while a pro rata portion is reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps, and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products;
(v) RSATs to synthetically create investments; and (vi) basis swaps to better match the cash flows from assets and related liabilities.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2005. For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of ($1) million, ($10) million, ($33) million and ($96) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum accumulation and withdrawal benefits. The fair value of the Company's embedded derivative liabilities was $40 million and $181 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) for the six months ended December 31, 2005 and June 30, 2005 and during the year ended December 31, 2004 were gains (losses) of $39 million, ($3) million and $30 million, respectively. There were no investment gains (losses) associated with embedded derivatives during the year ended December 31, 2003.

  CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, the Company was obligated to return cash collateral under its control of $128 million and $229 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005 and 2004, the Company had also accepted collateral consisting of various securities with a fair market value of $427 million and $584 million, respectively, which is held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2005 and 2004, none of the collateral had been sold or repledged. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  INSURANCE

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA for the years ended December 31, 2003 and 2004, and the six months ended June 30, 2005 and December 31, 2005, is as follows:

                                                               DAC      VOBA      TOTAL
                                                              ------   -------   -------
                                                                    (IN MILLIONS)
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)....................  $2,044   $   115   $ 2,159
  Capitalization............................................     583        --       583
  Less: amortization........................................     266        14       280
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)..................   2,361       101     2,462
  Capitalization............................................     810        --       810
  Less: amortization........................................     399        11       410
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................   2,772        90     2,862
  Capitalization............................................     426        --       426
  Less: amortization........................................     230         6       236
                                                              ------   -------   -------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)......................   2,968        84     3,052
Effect of purchase accounting push down (See Note 1)........  (2,968)    3,406       438
                                                              ------   -------   -------
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................      --     3,490     3,490
                                                              ------   -------   -------
  Capitalization............................................     262        --       262
                                                              ------   -------   -------
  Less: amortization related to:
     Net investment gains (losses)..........................      (4)      (25)      (29)
     Unrealized investment gains (losses)...................     (32)     (103)     (135)
     Other expenses.........................................      17       198       215
                                                              ------   -------   -------
       Total amortization...................................     (19)       70        51
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................  $  281   $ 3,420   $ 3,701
                                                              ======   =======   =======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $320 million in 2006, $313 million in 2007, $296 million in 2008, $278 million in 2009 and $257 million in 2010.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Changes in value of distribution agreements ("VODA") and value of customer relationships acquired ("VOCRA"), which are reported within other assets in the consolidated balance sheet, are as follows:

                                                              (IN MILLIONS)
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................       $--
Effect of purchase accounting push down (See Note 1)........        73
Amortization................................................        --
                                                                   ---
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................        73
Capitalization..............................................        --
Amortization................................................        (1)
                                                                   ---
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................       $72
                                                                   ===

     The estimated future amortization expense for the next five years of the value of distribution agreements and customer relationships acquired is $2 million in 2006, $3 million in 2007, $4 million in 2008, $4 million in 2009 and $5 million in 2010.

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   -------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   ------------
                                                2005               2005             2004
                                          ----------------   ----------------   ------------
                                                            (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.........        $ 81               $50              $--
Effect of purchase accounting push down
  (See Note 1)..........................         (81)               --               --
                                                ----               ---              ---
Balance, beginning of period............          --                50               --
Capitalization..........................          23                33               51
Amortization............................          --                (2)              (1)
                                                ----               ---              ---
BALANCE, END OF PERIOD..................        $ 23               $81              $50
                                                ====               ===              ===

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     The following table provides an analysis of the activity in the liability for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
BALANCE, BEGINNING OF PERIOD...........       $ 511               $489         $434    $368
     Less: reinsurance recoverables....        (367)              (347)        (294)   (240)
                                              -----               ----         ----    ----
  Net balance at beginning of period...         144                142          140     128
                                              -----               ----         ----    ----
  Effect of purchase accounting
     pushdown..........................          (7)                --           --      --
  Incurred related to:
     Current period....................          19                 17           22      32
     Prior period......................          (3)                (3)           4       5
                                              -----               ----         ----    ----
       Total incurred..................          16                 14           26      37
                                              -----               ----         ----    ----
  Paid related to:
     Current period....................          (1)                (1)          (1)     (1)
     Prior period......................         (13)               (11)         (23)    (24)
                                              -----               ----         ----    ----
       Total paid......................         (14)               (12)         (24)    (25)
                                              -----               ----         ----    ----
  Net balance at end of period.........         139                144          142     140
     Add: reinsurance recoverables.....         373                367          347     294
                                              -----               ----         ----    ----
BALANCE, END OF PERIOD.................       $ 512               $511         $489    $434
                                              =====               ====         ====    ====

     Claims and claim adjustment expenses associated with prior periods decreased by $3 million for both the six months ended December 31, 2005 and the six months ended June 30, 2005. Claims and claim adjustment expenses associated with prior periods increased by $4 million and $5 million for the years ended December 31, 2004 and 2003, respectively. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for long-term care and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

  ANNUITY CONTRACTS

                                                     SUCCESSOR                       PREDECESSOR
                                           ------------------------------   ------------------------------
                                                 DECEMBER 31, 2005                DECEMBER 31, 2004
                                           ------------------------------   ------------------------------
                                               IN THE            AT             IN THE            AT
                                           EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                           --------------   -------------   --------------   -------------
                                                                (DOLLARS IN MILLIONS)
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
  Account value (general and separate
     account)............................     $ 32,772           N/A           $ 30,833           N/A
  Net amount at risk.....................     $    852(1)        N/A(2)        $  1,255(1)        N/A(2)
  Average attained age of
     contractholders.....................     60 years           N/A           59 years           N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

  UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                      SUCCESSOR                    PREDECESSOR
                                              -------------------------     -------------------------
                                                  DECEMBER 31, 2005             DECEMBER 31, 2004
                                              -------------------------     -------------------------
                                              SECONDARY       PAID UP       SECONDARY       PAID UP
                                              GUARANTEES     GUARANTEES     GUARANTEES     GUARANTEES
                                              ----------     ----------     ----------     ----------
                                                               (DOLLARS IN MILLIONS)
Account value (general and separate
  account)..................................   $  1,944         N/A          $  1,239         N/A
Net amount at risk..........................   $ 25,795(1)      N/A(1)       $ 15,182(1)      N/A(1)
Average attained age of policyholders.......   57 years         N/A          57 years         N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $3 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the years ended December 31, 2004 and 2003. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $6 million, $5 million and $2 million for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
Mutual Fund Groupings                                             (IN MILLIONS)
Equity..............................................       $19,969             $17,611
Bond................................................         2,434               2,183
Balanced............................................         2,899               3,250
Money Market........................................           654                 681
Specialty...........................................           621                 649
                                                           -------             -------
  TOTAL.............................................       $26,577             $24,374
                                                           =======             =======

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $30,295 million and $28,703 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $943 million and $2,039 million at December 31, 2005 and 2004, respectively. The average interest rates credited on these contracts were 4.5% and 4% at December 31, 2005 and 2004, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $232 million, $203 million, $375 million and $300 million for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     The Company did not have any proportional interest in separate accounts for fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheet at December 31, 2005.

     For the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6.  REINSURANCE

     Since 1997, the majority of the Company's universal life business has been reinsured under an 80% ceded/20% retained yearly renewable term ("YRT") quota share reinsurance program, and its term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance have reverted to YRT for new business. Effective May 1, 2005, the Company's quota share program for YRT and coinsurance changed to 70%/30%. Within its normal course of business, the Company may retain up to $5 million per life and reinsures 100% of amounts in excess of the Company's retention limits. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25 million for term insurance. Under certain circumstances, the Company may elect to retain up to $25 million per life. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $78 billion and $74 billion at December 31, 2005 and 2004, respectively. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     Prior to April 1, 2001, the Company reinsured the GMDB rider exposure on its variable annuity products. Total variable annuity account balances with GMDB riders were $32.8 billion, of which $12.0 billion, or 36%, was reinsured, and $26.7 billion, of which $12.0 billion, or 45%, was reinsured at December 31, 2005 and 2004, respectively. GMDBs are payable upon the death of the contractholder. When the benefits payable are greater than the account value of the variable annuity, the difference is called the net amount at risk ("NAR"). NAR totaled $0.9 billion, of which $0.8 billion, or 89%, is reinsured and $1.3 billion, of which $1.1 billion, or 85%, is reinsured at December 31, 2005 and 2004, respectively.

     TIC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers.

     Effective July 1, 2000, the Company reinsured 90% of its individual long-term care insurance business with General Electric Capital Assurance Company ("GECAC") and its subsidiary in the form of indemnity reinsurance agreements. Written premiums ceded per these agreements were $122 million and $111 million for the six months ended December 31, 2005 and June 30, 2005, respectively. Earned premiums ceded were $119 million and $112 million for the six months ended December 31, and June 30, 2005, respectively. Total written premiums ceded were $224 million and $227 million for the years ending December 31, 2004 and 2003, respectively.

     In accordance with the terms of the reinsurance agreement, GECAC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, no later than July 1, 2008. Effective June 30, 2005, TIC entered into an agreement with CIHC to effectively transfer the remaining results from the long-term care block of business from TIC to CIHC. Under the terms of this agreement, any gains or losses remaining after the terms of the indemnity reinsurance agreement are satisfied, are reimbursable from CIHC for losses, or payable to CIHC for gains. TIC does however retain limited investment exposure related to the reinsured contracts. Citigroup unconditionally guarantees the performance of its subsidiary, CIHC.

     In 2004, The Travelers Life and Annuity Reinsurance Company ("TLARC") was formed by TIC as a pure captive insurer in order to permit TIC and TLAC to cede 100% of its risk associated with the secondary death benefit guarantee rider on certain universal life contracts. TIC dividended TLARC's stock to CIHC in late 2004. As part of the Acquisition, TLARC became a direct subsidiary of MetLife. See Notes 11 and 16.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                          SUCCESSOR                  PREDECESSOR
                                      -----------------   ----------------------------------
                                      SIX MONTHS ENDED    SIX MONTHS ENDED     YEARS ENDED
                                        DECEMBER 31,          JUNE 30,        DECEMBER 31,
                                      -----------------   ----------------   ---------------
                                            2005                2005          2004     2003
                                      -----------------   ----------------   ------   ------
                                                          (IN MILLIONS)
Direct premiums earned..............        $ 381              $ 466         $1,191   $1,376
Reinsurance ceded...................         (159)              (141)          (280)    (294)
                                            -----              -----         ------   ------
Net premiums earned.................        $ 222              $ 325         $  911   $1,082
                                            =====              =====         ======   ======
Reinsurance recoverables netted
  against policyholder benefits.....        $ 521              $ 264         $  475   $  416
                                            =====              =====         ======   ======

     Written premiums are not materially different than earned premiums presented in the preceding table.

     Reinsurance recoverables, included in premiums and other receivables, were $4,283 million and $3,884 million at December 31, 2005 and 2004, respectively, including $2,772 million and $1,904 million at December 31, 2005 and 2004, respectively, relating to runoff of long-term care business and $1,356 million and $1,489 million at December 31, 2005 and 2004, respectively, relating to reinsurance on the runoff of workers compensation business. Reinsurance premiums and ceded commissions payable included in other liabilities were $49 million and $48 million at December 31, 2005 and 2004, respectively.

7.  INCOME TAXES

     The provision for income taxes for continuing operations was as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Current:
  Federal..............................        $58                $197         $368    $179
  Foreign..............................         --                   1            1       3
                                               ---                ----         ----    ----
                                                58                 198          369     182
                                               ---                ----         ----    ----
Deferred:
  Federal..............................         40                   7           (8)     58
                                               ---                ----         ----    ----
Provision for income taxes.............        $98                $205         $361    $240
                                               ===                ====         ====    ====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...        $119               $259         $473    $405
Tax effect of:
  Tax exempt investment income.........         (20)               (46)         (86)    (84)
  Tax reserve release..................          --                 --          (23)    (79)
  Other, net...........................          (1)                (8)          (3)     (2)
                                               ----               ----         ----    ----
Provision for income taxes.............        $ 98               $205         $361    $240
                                               ====               ====         ====    ====

     Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other policyholder
     liabilities....................................       $2,141              $   756
  Operating lease reserves..........................           13                   47
  Employee benefits.................................            3                  169
  Net unrealized investment losses..................          200                   --
  Capital loss carryforwards........................           92                   --
  Other.............................................           20                  114
                                                           ------              -------
  Total.............................................        2,469                1,086
                                                           ------              -------
Deferred income tax liabilities:
  DAC and VOBA......................................       (1,174)                (785)
  Net unrealized investment gains...................           --                 (763)
  Investments, net..................................          (12)                (832)
  Other.............................................           --                  (77)
                                                           ------              -------
  Total.............................................       (1,186)              (2,457)
                                                           ------              -------
Net deferred income tax asset (liability)...........       $1,283              $(1,371)
                                                           ======              =======

     At December 31, 2005, the Company has a net deferred tax asset. If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred tax asset will be realized.

     Capital loss carryforwards amount to $263 million at December 31, 2005 and will expire in 2010.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Subsequent to the Acquisition, the Company will file a consolidated tax return with its subsidiary, TLAC. The companies will execute a Tax Sharing Agreement (the "Tax Agreement") prior to the filing of the 2005 consolidated tax return. Under the Tax Agreement, the federal income taxes will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Agreement.

     For the periods prior to the Acquisition, the Company and its subsidiaries filed a consolidated federal income tax return with Citigroup and were part of a Tax Sharing Agreement with Citigroup (the "Citigroup Tax Agreement"). Under the Citigroup Tax Agreement, the federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the Citigroup Tax Agreement. TIC had $305 million payable to Citigroup at December 31, 2004 related to the Citigroup Tax Agreement.

     Under the Life Insurance Company Tax Act of 1959, stock life insurance companies were required to maintain a policyholders' surplus account containing the accumulated portion of current income which had not been subject to income tax in the year earned. The Deficit Reduction Act of 1984 required that no future amounts be added after 1983 to the policyholders' surplus account and that any future distributions to shareholders from the account would become subject to income at the general corporate income tax rate then in effect. During 2004, the American Jobs Creation Act of 2004 ("AJCA") was enacted. The AJCA provides, in part, that distributions from policyholders' surplus accounts during 2005 and 2006 will not be taxed. The amount of policyholders' surplus account at December 31, 2004 was approximately $932 million. If the entire policyholders' surplus account were deemed to be distributed in 2004, there would have been a tax liability of approximately $326 million. No current or deferred taxes have been provided on these amounts in the past because management considered the conditions under which these taxes would be paid remote. For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by MetLife upon Acquisition. The Section 338 election results in a deemed distribution of the Company's policyholders' surplus account in 2005. However, due to the provision of the AJCA, no tax liability will be incurred as a result of this deemed distribution of policyholders' surplus in 2005.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     In August 1999, an amended putative class action complaint was filed in Connecticut state court against TLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former TLAC affiliate, purchased structured settlement annuities from TLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of TLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against TLAC: (i) violation of the Connecticut Unfair Trade Practice Statute; (ii) unjust enrichment; and (iii) civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. The Company has recently learned that the Connecticut Supreme Court has reversed the trial court's certification of a class. Plaintiff may file a motion with respect to the order and may seek upon remand to the trial court to file another motion for class certification. TLAC and Travelers Equity Sales, Inc. intend to continue to vigorously defend the matter.

     A former registered representative of Tower Square Securities, Inc. ("Tower Square"), a broker-dealer subsidiary of TIC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and the NASD are also reviewing this matter. Tower Square intends to fully cooperate with the SEC, the NASD and the Connecticut Department of Banking. In the context of the above, two arbitration matters were commenced in 2005 against Tower Square. In one of the matters, defendants include other unaffiliated broker-dealers with whom the registered representative was formerly registered. It is reasonably possible that other actions will be brought regarding this matter. Tower Square intends to defend itself vigorously in all such cases.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. In addition, like many insurance companies and agencies, in 2004 and 2005, the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated less than $1 million. The Company maintained a liability of $16 million, and a related asset for premium tax offsets of $9 million, at December 31, 2005, for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company have been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into various lease and sublease agreements for office space. Future sublease income is projected to be insignificant. Future minimum gross rental payments are as follows:

                                                                   GROSS
                                                              RENTAL PAYMENTS
                                                              ---------------
                                                               (IN MILLIONS)
2006........................................................        $17
2007........................................................        $17
2008........................................................        $16
2009........................................................        $10
2010........................................................        $ 8
Thereafter..................................................        $ 8

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $715 million and $389 million at December 31, 2005 and 2004, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $339 million and $213 million at December 31, 2005 and 2004, respectively. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  OTHER COMMITMENTS

     TIC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston, which is included in equity securities on the Company's balance sheets. TIC has also entered into several funding agreements with the FHLB of Boston whereby TIC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on TIC's residential mortgages and mortgage-backed securities to collateralize TIC's obligations under the funding agreements. TIC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The funding agreements and the related security agreement represented by this blanket lien, provide that upon any event of default by TIC, the FHLB of Boston's recovery is limited to the amount of TIC's liability under the outstanding funding agreements. The amount of the Company's liability for funding agreements with the FHLB of Boston as of December 31, 2005 is $1.1 billion, which is included in policyholder account balances.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII") (formerly Citicorp International Life Insurance Company, Ltd.), an affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII. This guarantee is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. The agreement was terminated as of December 31, 2004, but termination does not affect policies previously guaranteed. Life insurance coverage

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in-force under this guarantee at December 31, 2005 is $447 million. The Company does not hold any collateral related to this guarantee.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     In connection with RSATs, the Company writes credit default swap obligations requiring payment of principal due in exchange for the reference credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is $149 million at December 31, 2005. The credit default swaps expire at various times during the next three years.

9.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating employer in qualified and non-qualified, noncontributory defined benefit pension plans sponsored by MetLife. Employees were credited with prior service recognized by Citigroup, solely for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the closing date of the Acquisition. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year; accordingly, no expense related to the MetLife plans was allocated to the Company for the six months ended December 31, 2005.

     Prior to the Acquisition, the Company participated in qualified and non-qualified, noncontributory defined benefit pension plans and certain other postretirement plans sponsored by Citigroup. The Company's share of expense for these plans was $14 million, $28 million and $28 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. The obligation for benefits earned under these plans was retained by Citigroup.

10.  RESTRUCTURING TRANSACTIONS

     As described in Note 1, on July 1, 2005, MetLife acquired the Company from Citigroup. Prior to the Acquisition, certain restructuring transactions were required pursuant to the Acquisition Agreement. All restructuring transactions have been recorded at their historical basis. The following transfers to CIHC occurred on June 30, 2005:

          1. All TIC's membership in Keeper Holdings LLC, which holds an interest in CitiStreet LLC;

          2. All TIC's shares of Citigroup Series YYY and YY preferred stock, and all dividends with respect thereto;

          3. All TIC's shares of American Financial Life Insurance Company stock;

          4. All TIC's shares of Primerica stock (See Note 14);

          5. All TIC's obligations in the amount of $105 million, the related deferred income tax assets of $37 million and cash in the amount of $68 million associated with the Connecticut River Plaza lease;

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          6. All owned intellectual property and all trademarks used in connection with products offered only by or through the Company. This includes, but is not limited to, the "umbrella" trademark and umbrella design trademark, and any trademarks which include the terms "citi," "Citi," the arc design and the blue wave design;

          7. All TIC's net obligations in the amount of $443 million related to non-qualified employee benefit plans (including retiree welfare, pension, long-term disability, workers compensation and deferred compensation obligations) and associated assets consisting of $191 million in cash, and other assets, including a deferred income tax asset, totaling $252 million;

          8. All TIC's obligations and rights related to future gains and losses under all policies providing long-term care benefits;

          9. All tax liabilities for potential audit liabilities for federal and state income taxes and other taxes of approximately $78 million with respect to pre-Acquisition tax periods as the Acquisition Agreement provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the closing date.

     The Connecticut Insurance Department (the "Department") approved the special dividend of all TIC's ownership interests and obligations as included in items 1 through 6, 8 and 9 as set forth above. Restructuring transaction item 7, as set forth above, was accounted for as an asset/liability transfer, and did not require approval from the Department. The consolidated financial statements of the Company include the results of operations related to the aforementioned restructuring transactions through the date of distribution, other than Primerica which has been reported as discontinued operations.

11.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, TIC and TLAC are each permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividend, when aggregated with all other dividends in the preceding twelve months, does not exceed the greater of
(i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. TIC and TLAC will each be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice or until the Commissioner has approved the dividend, whichever is sooner. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. TIC paid cash dividends to its former parent, CIHC, of $675 million in 2005, $773 million in 2004 and $545 million in 2003. A portion of the cash dividend paid in 2005 was considered an extraordinary dividend and was approved by the Department. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition, under Connecticut State Insurance Law all dividend payments by TIC and TLAC through June 30, 2007 require prior approval of the Commissioner. TIC and TLAC have not paid any dividends since the Acquisition Date.

     On December 15, 2004, the Company dividended all of the issued and outstanding shares of TLARC to CIHC. TLARC was valued at $250,000 and was considered to be an ordinary dividend. At Acquisition, TLARC was sold by Citigroup to MetLife.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As discussed in Note 1, in connection with the Acquisition Agreement, several restructuring transactions requiring regulatory approval were completed prior to the sale. TIC received regulatory approval from the Commissioner to complete the restructuring transactions via dividend, and to pay its dividends.

     In connection with the restructuring transactions as discussed in Note 10, the Company's additional paid-in capital ("APIC"), retained earnings and accumulated other comprehensive income were impacted as follows:

                                                                   PREDECESSOR
                                                            --------------------------
                                                                  JUNE 30, 2005
                                                            --------------------------
                                                                      RETAINED
                                                             APIC     EARNINGS   AOCI
                                                            -------   --------   -----
                                                                  (IN MILLIONS)
RESTRUCTURING TRANSACTIONS
Keeper Holdings LLC.......................................  $    (8)  $   (26)   $  --
Citigroup Series YYY preferred stock......................   (2,225)       --       --
Citigroup Series YY preferred stock.......................     (596)       --       --
Stock of American Financial Life Insurance Company........     (218)      210       --
Stock of Primerica Life Insurance Company.................   (1,100)   (3,150)    (166)
Deferred tax liabilities YYY and YY preferred stock.......      974        --       --
Tax Liabilities...........................................       78        --       --
                                                            -------   -------    -----
  Total impact............................................  $(3,095)  $(2,966)   $(166)
                                                            =======   =======    =====

  STATUTORY EQUITY AND INCOME

     The Department imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. TIC and TLAC exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles ("SAP") continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on the statutory capital and surplus of TIC and TLAC.

     SAP differs from GAAP primarily by: (i) charging policy acquisition costs to expense as incurred; (ii) establishing future policy benefit liabilities using different actuarial assumptions; (iii) valuing securities on a different basis; and (iv) maintaining additional reserves associated with credit default and interest related investment gains and losses.

     In addition, certain assets are not admitted under SAP and are charged directly to surplus. The most significant assets not admitted by TIC and TLAC are net deferred tax assets resulting from temporary differences between SAP basis and tax basis not expected to reverse and become recoverable within a year.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Statutory net income of TIC, a Connecticut domiciled insurer, was $1,080 million, $975 million and $935 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $4,081 million and $7,886 million at December 31, 2005 and 2004, respectively.

     Statutory net income (loss) of TLAC, a Connecticut domiciled insurer, was ($80) million, ($211) million and $37 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $782 million and $942 million at December 31, 2005 and 2004, respectively.

  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                 SUCCESSOR                  PREDECESSOR
                                              ----------------   ---------------------------------
                                              SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                              ----------------   ----------------   --------------
                                                    2005               2005         2004     2003
                                              ----------------   ----------------   -----   ------
                                                                 (IN MILLIONS)
Holding (losses) gains on investments
  arising during the period.................      $  (517)            $ 125         $ 418   $1,412
Income tax effect of holding gains
  (losses)..................................          181               (47)         (149)    (482)
                                                  -------             -----         -----   ------
Reclassification adjustments:
  Recognized holding (gains) losses included
     in current period income...............         (270)              (53)           (2)      18
  Amortization of premiums and accretion of
     discounts associated with
     investments............................           81               (29)          (49)     (62)
  Income tax effect of reclassification
     adjustments............................           66                29            18       16
                                                  -------             -----         -----   ------
       Total reclassification adjustments...         (123)              (53)          (33)     (28)
Allocation of holding losses on investments
  relating to other policyholder amounts....          135                --            --       --
Income tax effect of allocation of holding
  loss......................................          (47)               --            --       --
Unrealized investment gains (losses) of
  subsidiary at date of restructuring.......           --              (166)           --       --
                                                  -------             -----         -----   ------
Net unrealized investment gains (losses)....         (371)             (141)          236      902
Foreign currency translation adjustments
  arising during the period.................            2                --             1        4
Effect of transfer of Primerica ............           --               166            --       --
                                                  -------             -----         -----   ------
       Other comprehensive income
          (losses)..........................      $  (369)            $  25         $ 237   $  906
                                                  =======             =====         =====   ======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                       SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                         DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                       ----------------   ----------------   -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   -----   -----
                                                          (IN MILLIONS)
Compensation.........................       $  86              $  72         $ 143   $ 121
Commissions..........................         236                309           606     465
Amortization of DAC and VOBA.........         186                236           410     280
Capitalization of DAC................        (262)              (426)         (810)   (583)
Rent, net of sublease income.........           7                  3            12      11
Minority interest....................           1                 --            --      --
Other................................         129                246           401     263
                                            -----              -----         -----   -----
  Total other expenses...............       $ 383              $ 440         $ 762   $ 557
                                            =====              =====         =====   =====

13.  BUSINESS SEGMENT INFORMATION

     Historically, the Company was organized into two operating segments, Travelers Life and Annuity ("TL&A") and Primerica. On June 30, 2005, in anticipation of the Acquisition, all of the Company's interests in Primerica were distributed via dividend to CIHC. See Notes 10 and 14. As a result, at June 30, 2005, the operations of Primerica were reclassified into discontinued operations and the segment was eliminated, leaving a single operating segment, TL&A.

     On the Acquisition Date, MetLife reorganized the Company's operations into two operating segments, Institutional and Individual, as well as Corporate & Other, so as to more closely align the acquired business with the manner in which MetLife manages its existing businesses. The Institutional segment includes group life insurance and retirement & savings products and services. The Individual segment includes a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. Corporate & Other contains the excess capital not allocated to the business segments and run-off businesses, as well as expenses associated with certain legal proceedings. Corporate & Other also includes the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates capital to each segment based upon an internal capital allocation system used by MetLife that allows MetLife and the Company to effectively manage its capital. The Company evaluates the performance of each operating segment based upon net income excluding certain net investment gains (losses), net of income taxes, and adjustments related to net investment gains (losses), net of income taxes.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003. Segment results for periods prior to the Acquisition Date have been restated to reflect segment results in conformity with MetLife's segment presentation. The revised presentation conforms to the manner in which the Company manages and assesses its business. While the prior period presentations have been prepared using the classification of products in conformity with MetLife's segment presentation, they do not reflect the segment results using MetLife's method of capital allocation which allocates capital to each segment based upon an internal capital allocation system as described in the preceding paragraph. In periods prior to the Acquisition Date, earnings on capital were allocated to segments based upon a statutory risk based capital allocation method which resulted in less capital being allocated to the segments and more being retained at Corporate & Other. As it was impracticable to retroactively reflect the impact of applying MetLife's economic capital model on periods prior to the Acquisition Date, they were not restated for this change.

                                                                        SUCCESSOR
                                                    --------------------------------------------------
AS OF OR FOR THE SIX MONTHS ENDED                                                CORPORATE &
DECEMBER 31, 2005                                   INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
---------------------------------                   -------------   ----------   -----------   -------
                                                                      (IN MILLIONS)
Premiums..........................................     $   116       $    93       $    13     $   222
Universal life and investment-type product policy
  fees............................................          17           425            --         442
Net investment income.............................         711           381           124       1,216
Other revenues....................................          10            45             2          57
Net investment gains (losses).....................         (87)          (99)           (2)       (188)
Policyholder benefits and claims..................         324           177            22         523
Interest credited to policyholder account
  balances........................................         303           201            --         504
Other expenses....................................          30           367           (14)        383
Income from continuing operations before provision
  for income taxes................................         111            99           129         339
Net income........................................          73            86            82         241
Total assets......................................      36,751        52,048        10,672      99,471
DAC and VOBA......................................         161         3,540            --       3,701
Goodwill..........................................         305           159           392         856
Separate account assets...........................       3,177        28,061            --      31,238
Policyholder liabilities..........................      28,340        18,705         4,305      51,350
Separate account liabilities......................       3,177        28,061            --      31,238

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                     --------------------------------------------------
FOR THE SIX MONTHS ENDED                                                          CORPORATE &
JUNE 30, 2005                                        INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
------------------------                             -------------   ----------   -----------   -------
                                                                       (IN MILLIONS)
Premiums...........................................     $   206       $   102       $   17      $   325
Universal life and investment-type product policy
  fees.............................................          33           373           --          406
Net investment income..............................         778           547          283        1,608
Other revenues.....................................          (1)           66           48          113
Net investment gains (losses)......................         (10)           (3)          39           26
Policyholder benefits and claims...................         448           131           20          599
Interest credited to policyholder account
  balances.........................................         380           318           --          698
Other expenses.....................................          20           392           28          440
Income from continuing operations before provision
  for income taxes.................................         158           244          339          741
Income from discontinued operations, net of income
  taxes............................................          --            --          240          240
Net income.........................................         103           173          500          776

                                                                       PREDECESSOR
                                                   ---------------------------------------------------
AS OF OR FOR THE YEAR ENDED                                                     CORPORATE &
DECEMBER 31, 2004                                  INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
---------------------------                        -------------   ----------   -----------   --------
                                                                      (IN MILLIONS)
Premiums.........................................     $   719       $   158       $    34     $    911
Universal life and investment-type product policy
  fees...........................................          73           617            --          690
Net investment income............................       1,443         1,027           542        3,012
Other revenues...................................           5           118            84          207
Net investment gains (losses)....................         (19)           24             4            9
Policyholder benefits and claims.................       1,190           182            39        1,411
Interest credited to policyholder account
  balances.......................................         688           617            --        1,305
Other expenses...................................          40           656            66          762
Income from continuing operations before
  provision for income taxes.....................         303           489           559        1,351
Income from discontinued operations, net of
  income taxes...................................          --            --           491          491
Net income.......................................         197           370           914        1,481
Total assets.....................................      32,837        48,343        24,663      105,843
DAC and VOBA.....................................         222         2,627            13        2,862
Goodwill.........................................          --           101            95          196
Separate account assets..........................       3,509        27,233            --       30,742
Policyholder liabilities.........................      26,809        16,506         3,718       47,033
Separate account liabilities.....................       3,509        27,233            --       30,742

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                     -------------------------------------------------
FOR THE YEAR ENDED                                                                CORPORATE &
DECEMBER 31, 2003                                    INSTITUTIONAL   INDIVIDUAL      OTHER      TOTAL
------------------                                   -------------   ----------   -----------   ------
                                                                       (IN MILLIONS)
Premiums...........................................     $  921          $126         $ 35       $1,082
Universal life and investment-type product policy
  fees.............................................         69           462           --          531
Net investment income..............................      1,268           950          525        2,743
Other revenues.....................................         --            74           69          143
Net investment gains (losses)......................         (6)          (34)          72           32
Policyholder benefits and claims...................      1,368           153           47        1,568
Interest credited to policyholder account
  balances.........................................        650           598           --        1,248
Other expenses.....................................         41           456           60          557
Income from continuing operations before provision
  for income taxes.................................        193           371          594        1,158
Income from discontinued operations, net of income
  taxes............................................         --            --          440          440
Net income.........................................        126           306          926        1,358

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated capital. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues. Substantially all of the Company's revenues originated in the United States.

14.  DISCONTINUED OPERATIONS

     As described in Note 1, and in accordance with the Acquisition Agreement, Primerica, a former operating segment of the Company, was distributed in the form of a dividend to CIHC on June 30, 2005.

     In accordance with SFAS No. 144 the distribution of Primerica by dividend to CIHC qualifies as a disposal by means other than a sale. As such, Primerica was treated as continuing operations until the date of disposal and, upon the date of disposal, the results from the operations were reclassified as discontinued operations for all periods presented.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following summarizes Primerica's financial information:

                                                                 PREDECESSOR
                                                      ----------------------------------
                                                      SIX MONTHS ENDED     YEARS ENDED
                                                          JUNE 30,        DECEMBER 31,
                                                      ----------------   ---------------
                                                            2005          2004     2003
                                                      ----------------   ------   ------
                                                                (IN MILLIONS)
Revenues from discontinued operations...............        $900         $1,770   $1,660
Expenses from discontinued operations...............         539          1,038      989
                                                            ----         ------   ------
Income from discontinued operations before provision
  for income taxes..................................         361            732      671
Provision for income taxes..........................         121            241      231
                                                            ----         ------   ------
  Income from discontinued operations, net of income
     taxes..........................................        $240         $  491   $  440
                                                            ====         ======   ======

     The following is a summary of Primerica's assets and liabilities at:

                                                                PREDECESSOR
                                                               -------------
                                                               DECEMBER 31,
                                                                   2004
                                                               -------------
                                                               (IN MILLIONS)
ASSETS
Investments.................................................      $ 5,891
Cash and cash equivalents...................................           31
Premiums and other receivables..............................          844
Deferred policy acquisition costs...........................        2,177
Other assets................................................          492
Separate account assets.....................................          584
                                                                  -------
Total assets held-for-sale..................................      $10,019
                                                                  =======

LIABILITIES
Future policy benefits......................................      $ 3,545
Deferred income taxes payable...............................          849
Other liabilities...........................................          767
Separate account liabilities................................          584
                                                                  -------
Total liabilities held-for-sale.............................      $ 5,745
                                                                  =======

     Primerica Financial Services, Inc. ("PFS"), a former affiliate, was a distributor of products for the Company. PFS or its affiliates sold $473 million, $983 million and $714 million of individual annuities for the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to PFS were $19 million, $75 million and $58 million for the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively.

     Included in investments above is a $391 million investment in Citigroup Preferred Stock for the year ended December 31, 2004 carried at cost.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

15.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                                         SUCCESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
DECEMBER 31, 2005                                              AMOUNT     VALUE     FAIR VALUE
-----------------                                             --------   --------   ----------
                                                                       (IN MILLIONS)
Assets:
  Fixed maturities..........................................             $48,162     $ 48,162
  Trading securities........................................             $   452     $    452
  Equity securities.........................................             $   421     $    421
  Mortgage and consumer loans...............................             $ 2,094     $  2,087
  Policy loans..............................................             $   881     $    881
  Short-term investments....................................             $ 1,486     $  1,486
  Cash and cash equivalents.................................             $   521     $    521
  Mortgage loan commitments.................................    $339     $    --     $     (2)
  Commitments to fund partnership investments...............    $715     $    --     $     --
Liabilities:
  Policyholder account balances.............................             $28,851     $ 27,795
  Payables for collateral under securities loaned and other
     transactions...........................................             $ 8,750     $  8,750

                                                                        PREDECESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
DECEMBER 31, 2004                                              AMOUNT     VALUE     FAIR VALUE
-----------------                                             --------   --------   ----------
                                                                       (IN MILLIONS)
Assets:
  Fixed maturities..........................................             $ 42,621    $ 42,621
  Trading securities........................................             $  1,346    $  1,346
  Equity securities.........................................             $    374    $    374
  Mortgage and consumer loans...............................             $  2,124    $  2,197
  Policy loans..............................................             $  1,084    $  1,084
  Short-term investments....................................             $  3,502    $  3,502
  Cash and cash equivalents.................................             $    215    $    215
  Mortgage loan commitments.................................    $213     $     --    $     --
  Commitments to fund partnership investments...............    $389     $     --    $     --
Liabilities:
  Policyholder account balances.............................             $ 29,601    $ 29,769
  Payables for collateral under securities loaned and other
     transactions...........................................             $  2,215    $  2,215

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities, trading securities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments, including financial futures, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

16.  RELATED PARTY TRANSACTIONS

     During 1995, Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly-owned subsidiary of MetLife, acquired 100% of the group life business of TIC. The Company's consolidated balance sheet includes a reinsurance receivable related to this business of $387 million at December 31, 2005 and $409 million at December 31, 2004. Ceded premiums related to this business were $1 million for both the six

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

months ended December 31, 2005 and June 30, 2005. Ceded benefits related to this business were $11 million and $13 million, for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In December 2004, TIC and TLAC entered into a reinsurance agreement with TLARC related to guarantee features included in certain of their universal life and variable universal life products. This reinsurance agreement is treated as a deposit-type contract and at December 31, 2005, the Company had a recoverable from TLARC of $48 million. Fees associated with this contract, included within other expenses, were $1 million and $40 million for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In addition, TIC's and TLAC's individual insurance mortality risk is reinsured, in part, to Reinsurance Group of America, Incorporated ("RGA"), an affiliate. Reinsurance recoverables, under these agreements with RGA, were $47 million and $30 million at December 31, 2005 and 2004, respectively. Ceded premiums earned, universal life fees and benefits incurred were $4 million, $34 million and $54 million, respectively, for the six months ended December 31, 2005 and $5 million, $18 million and $28 million, respectively, for the six months ended June 30, 2005.

     At June 30, 2005 and December 31, 2004, the Company had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amounts of $10 million and $14 million, respectively. Income (loss) of ($1) million, $1 million and $7 million was recognized on these investments in the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. In July 2005, the Company sold its investment in Tribeca.

     Prior to the Acquisition, the Company had related party transactions with its former parent and/or affiliates. These transactions are described as follows:

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid Citigroup and its subsidiaries $22 million, $41 million and $55 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively, for these services.

     The Company has received reimbursements from Citigroup and its former affiliates related to the Company's increased benefit and lease expenses after the spin-off of Travelers Property and Casualty, a former affiliate of the Company and Citigroup. These reimbursements totaled $8 million, $27 million and $34 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     At December 31, 2004, the Company maintained a short-term investment pool in which its insurance affiliates participated. The position of each company participating in the pool is calculated and adjusted daily. The Company's pool amounted to $3.3 billion at December 31, 2004.

     The Company had outstanding loaned securities to a former affiliate, Citigroup Global Markets, Inc., of $342 million for the year ended December 31, 2004.

     Included in other invested assets was a $2.8 billion investment in Citigroup Preferred Stock for the year ended December 31, 2004 carried at cost. Dividends received on these investments were $84 million and $203 million for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. The dividends received in 2005 were subsequently distributed back to Citigroup as part of the restructuring transactions prior to the Acquisition. See Note 10.

     The Company had investments in an affiliated joint venture, Tishman Speyer, of $93 million at December 31, 2004. Income of $99 million, $54 million and $19 million was earned on these investments for the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In the ordinary course of business, the Company purchased and sold securities through affiliated broker-dealers, including Smith Barney. These transactions were conducted on an arm's-length basis. Amounts due to Smith Barney were $364 million at December 31, 2004. The Company marketed deferred annuity products and life insurance through its affiliate, Smith Barney. Annuity products related to these products were $345 million, $877 million $835 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Life premiums were $55 million, $138 million and $115 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to Smith Barney were $33 million, $72 million and $70 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. The Company also marketed individual annuity and life insurance through its affiliated broker-dealers. Deposits received from affiliated broker-dealers were $1.1 billion, $2.0 billion and $1.8 billion in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to affiliated broker-dealers were $45 million, $90 million and $83 million in the six months ended June 30, 2005 and in 2004 and 2003, respectively.

17.  SUBSEQUENT EVENT

     On February 14, 2006, TIC filed, with the State of Connecticut Office of the Secretary of the State, a Certificate of Amendment to the Charter as Amended and Restated of The Travelers Insurance Company (the "Charter Amendment"). The Charter Amendment changes the name of TIC to "MetLife Insurance Company of Connecticut" and is effective on May 1, 2006.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                      OTHER THAN INVESTMENTS IN AFFILIATES
                               DECEMBER 31, 2005

                                 (IN MILLIONS)

                                                                        SUCCESSOR
                                                     -----------------------------------------------
                                                                                        AMOUNT AT
                                                          COST OR        ESTIMATED    WHICH SHOWN ON
                                                     AMORTIZED COST(1)   FAIR VALUE   BALANCE SHEET
                                                     -----------------   ----------   --------------
TYPE OF INVESTMENT
Fixed Maturities:
  Bonds:
     U.S. Treasury/agency securities...............       $ 6,153         $ 6,112        $ 6,112
     State and political subdivision securities....           632             607            607
     Foreign government securities.................           472             487            487
     Public utilities..............................         2,590           2,546          2,546
     Convertibles and bonds with warrants
       attached....................................             1               1              1
     All other corporate bonds.....................        19,520          19,107         19,107
  Residential and commercial mortgage-backed, and
     other asset-backed securities.................        19,443          19,266         19,266
  Redeemable and preferred stock...................            37              36             36
                                                          -------         -------        -------
     Total fixed maturities........................        48,848         $48,162         48,162
                                                          -------         =======        -------
Trading Securities.................................           457         $   452            452
                                                                          =======
Equity Securities:
  Common stocks:
     Banks, trust and insurance companies..........             1               1              1
     Industrial, miscellaneous and all other.......            96              97             97
  Non-redeemable preferred stocks..................           327             323            323
                                                          -------         -------        -------
     Total equity securities.......................           424         $   421            421
                                                          -------         =======        -------
Mortgage and consumer loans........................         2,094                          2,094
Policy loans.......................................           881                            881
Real estate and real estate joint ventures.........            96                             96
Other limited partnership interests................         1,248                          1,248
Short-term investments.............................         1,486                          1,486
Other invested assets..............................         1,029                          1,029
                                                          -------                        -------
     Total investments.............................       $56,563                        $55,869
                                                          =======                        =======

---------------

(1) The Company's trading securities portfolio is mainly comprised of fixed maturities. Cost for fixed maturities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
    AS OF DECEMBER 31, 2005 (SUCCESSOR) AND DECEMBER 31, 2004 (PREDECESSOR)

                                 (IN MILLIONS)

                                                   DAC        FUTURE POLICY      POLICYHOLDER
                                                   AND     BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                            VOBA    POLICYHOLDER FUNDS      BALANCES     REVENUE (1)
-------                                           ------   -------------------   ------------   -----------
AS OF DECEMBER 31, 2005 (SUCCESSOR)
Institutional...................................  $  161         $11,880           $16,460         $  1
Individual......................................   3,540           2,179            16,526           21
Corporate & Other...............................      --           4,305                --           --
                                                  ------         -------           -------         ----
                                                  $3,701         $18,364           $32,986         $ 22
                                                  ======         =======           =======         ====

AS OF DECEMBER 31, 2004 (PREDECESSOR)
Institutional...................................  $  222         $ 8,011           $18,798         $ 17
Individual......................................   2,627           1,549            14,957          206
Corporate & Other...............................      13           3,718                --           --
                                                  ------         -------           -------         ----
                                                  $2,862         $13,278           $33,755         $223
                                                  ======         =======           =======         ====

---------------

(1) Amounts are included in other policyholder funds column for successor and in other liabilities for predecessor.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
             FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (SUCCESSOR)
                        AND JUNE 30, 2005 (PREDECESSOR)
          AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (PREDECESSOR)

                                 (IN MILLIONS)

                            PREMIUM                  POLICYHOLDER   AMORTIZATION OF
                            REVENUES       NET       BENEFITS AND    DAC AND VOBA       OTHER         PREMIUMS
                           AND POLICY   INVESTMENT     INTEREST       CHARGED TO      OPERATING       WRITTEN
SEGMENT                       FEES        INCOME       CREDITED     OTHER EXPENSES    EXPENSES    (EXCLUDING LIFE)
-------                    ----------   ----------   ------------   ---------------   ---------   ----------------
FOR THE SIX MONTHS ENDED
DECEMBER 31, 2005 (SUCCESSOR)
Institutional............    $  133       $  711        $  627           $  1           $ 29            $ --
Individual...............       518          381           378            185            182              --
Corporate & Other........        13          124            22             --            (14)             --
                             ------       ------        ------           ----           ----            ----
                             $  664       $1,216        $1,027           $186           $197            $ --
                             ======       ======        ======           ====           ====            ====
FOR THE SIX MONTHS ENDED
  JUNE 30, 2005 (PREDECESSOR)
Institutional............    $  239       $  778        $  828           $  4           $ 16            $206
Individual...............       475          547           449            231            162              62
Corporate & Other........        17          283            20              1             27              17
                             ------       ------        ------           ----           ----            ----
                             $  731       $1,608        $1,297           $236           $205            $285
                             ======       ======        ======           ====           ====            ====
FOR THE YEAR ENDED
  DECEMBER 31, 2004 (PREDECESSOR)
Institutional............    $  792       $1,443        $1,878           $  7           $ 33            $719
Individual...............       775        1,027           799            401            255              72
Corporate & Other........        34          542            39              2             64              34
                             ------       ------        ------           ----           ----            ----
                             $1,601       $3,012        $2,716           $410           $352            $825
                             ======       ======        ======           ====           ====            ====
FOR THE YEAR ENDED
  DECEMBER 31, 2003 (PREDECESSOR)
Institutional............    $  990       $1,268        $2,018           $ 12           $ 29            $921
Individual...............       588          950           751            266            190              25
Corporate & Other........        35          525            47              2             58              35
                             ------       ------        ------           ----           ----            ----
                             $1,613       $2,743        $2,816           $280           $277            $981
                             ======       ======        ======           ====           ====            ====

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE IV

                            CONSOLIDATED REINSURANCE
         AS OF DECEMBER 31, 2005 AND 2004 AND FOR THE SIX MONTHS ENDED
                      DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                                % AMOUNT
                                                        GROSS                           NET     ASSUMED
                                                        AMOUNT     CEDED    ASSUMED   AMOUNT     TO NET
                                                       --------   -------   -------   -------   --------
AS OF AND FOR THE SIX MONTHS ENDED
  DECEMBER 31, 2005 (SUCCESSOR)
Life insurance in-force..............................  $109,333   $78,438   $   --    $30,895      --%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $    237   $    34   $   --    $   203      --%
  Accident and health................................       144       125       --         19      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $    381   $   159   $   --    $   222      --%
                                                       ========   =======   ======    =======
FOR THE SIX MONTHS ENDED
  JUNE 30, 2005 (PREDECESSOR)
Insurance Premium:
  Life insurance.....................................  $    335   $    27   $   --    $   308      --%
  Accident and health................................       129       112       --         17      --%
  Property and casualty insurance....................         2         2       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $    466   $   141   $   --    $   325      --%
                                                       ========   =======   ======    =======
AS OF AND FOR THE YEAR ENDED
  DECEMBER 31, 2004 (PREDECESSOR)
Life insurance in-force..............................  $100,794   $73,575   $3,313    $30,532    10.9%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $    927   $    51   $   --    $   876      --%
  Accident and health................................       263       228       --         35      --%
  Property and casualty insurance....................         1         1       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $  1,191   $   280   $   --    $   911      --%
                                                       ========   =======   ======    =======
AS OF AND FOR THE YEAR ENDED
  DECEMBER 31, 2003 (PREDECESSOR)
Life insurance in-force..............................  $ 89,443   $62,957   $3,362    $29,848    11.3%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $  1,086   $    40   $   --    $ 1,046      --%
  Accident and health................................       269       233       --         36      --%
  Property and casualty insurance....................        21        21       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $  1,376   $   294   $   --    $ 1,082      --%
                                                       ========   =======   ======    =======

                                    VINTAGE 3
                              PORTFOLIO ARCHITECT 3
                              PORTFOLIO ARCHITECT L
                                    VINTAGE L
                            PIONEER ANNUISTARSM FLEX



                       STATEMENT OF ADDITIONAL INFORMATION



           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES


                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415



MIC-BOOK-04-08-81-82-83                                                May  2006

                                     PART C

                                OTHER INFORMATION

ITEM  24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


      (1) Statement of Assets and Liabilities as of December 31, 2005
      (2) Statement of Operations for the year ended December 31, 2005
      (3) Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004
      (4) Statement of Investments as of December 31, 2005
      (5) Notes to Financial Statements


      The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the Reports of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:


      (1) Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003
      (2) Consolidated Balance Sheets as of December 31, 2005 and 2004
      (3) Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2005, 2004 and 2003
      (4) Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003
      (5) Notes to Consolidated Financial Statements
      (6) Financial Statement Schedules


(b)   Exhibits


 EXHIBIT
 NUMBER      DESCRIPTION
--------     -------------------------------------------------------------------
1.           Resolution of The Travelers Insurance Company Board of
             Directors authorizing the establishment of the Registrant.
             (Incorporated herein by reference to Exhibit 1 to the
             Registration Statement on Form N-4, File No. 333-82009, filed
             June 30, 1999.)

2.           Not Applicable.

3(a).        Distribution and Principal Underwriting Agreement among the
             Registrant, The Travelers Insurance Company and Travelers
             Distribution LLC (Incorporated herein by reference to Exhibit
             3(a) to Post Effective Amendment No. 4 to the Registration
             Statement on Form N-4, File No. 333-58783 filed February 26,
             2001.)


3(b) Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The
             Travelers Fund ABD for Variable Annuities to the Registration
             Statement on Form N-4, File No. 033-65343 filed April 6,
             2006.)


4(a). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File
             No. 333-82009, filed on September 29, 1999.)

4(b). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4,
             File No. 333-65926, filed on June 11, 2003.)

4(c). Death Benefit Endorsement A. (Incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4,
             File No. 333-65926, filed on June 11, 2003.)

4(d). Death Benefit Endorsement B. (Incorporated herein by reference to Exhibit 4(d) to the Registration Statement on Form N-4,
             File No. 333-65926, filed on June 11, 2003.)

4(e).        Deferred Annual Step-Up Death Benefit Endorsement.
             (Incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

4(f). Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4(f) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

4(f)(1). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment
             No. 4 to the Registration Statement on Form N-4, file No.
             333-101778,

             filed November 19, 2004.)

4(g). Spousal Continuation Rider. (Incorporated herein by reference to Exhibit 4(g) to the Registration Statement on Form N-4,
             File No. 333-65926, filed on June 11, 2003.)

4(h). Beneficiary Rider. (Incorporated herein by reference to Exhibit 4(h) to the Registration Statement on Form N-4, File
             No. 333-65926, filed on June 11, 2003.)

4(i). Planned Death Benefit Settlement Options Rider. (Incorporated herein by reference to Exhibit 4(i) to the Registration
             Statement on Form N-4, File No. 333-65926, filed on June 11,
             2003.).

4(j).        Inherited Contract Rider. (Incorporated herein by reference to
             Exhibit 4(j) to the Registration Statement on Form N-4, File
             No. 333-65926, filed on June 11, 2003.)

4(k). Fixed Account Interest Rate Endorsement. (Incorporated herein by reference to Exhibit 4(k) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.).

4(l).        Enhanced Stepped-Up Provision Rider 15 - Vintage L.
             (Incorporated herein by reference to Exhibit 4(l) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.).

4(m).        Enhanced Stepped-Up Provision Rider 20 - Portfolio Architect
             L, Pioneer L. (Incorporated herein by reference to Exhibit
             4(m) to the Registration Statement on Form N-4, File No.
             333-65926, filed on June 11, 2003.)


4(n). Guaranteed Minimum Withdrawal Rider For Life. (Incorporated herein by reference to Exhibit 4(n) to Post-Effective
             Amendment No. 7 to the Registration Statement on Form N-4,
             File No. 333-65926, filed on December 23, 2005.)



4(o).        Company Name Change Endorsement The Travelers Insurance
             Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the
             Registration Statement on Form N-4, File No. 033-65343 filed
             April 6, 2006.)



4(p).        Roth 401 Endorsement. (Incorporated herein by reference to
             Exhibit 4(d) to Post-Effective Amendment No. 14 to The
             Travelers Fund ABD for Variable Annuities to the Registration
             Statement on Form N-4, File No. 033-65343 filed April 6, 2006.



4(q).        Roth 403(b) Endorsement. (Incorporated herein by reference to
             Exhibit 4(e) to Post-Effective Amendment No. 14 to The
             Travelers Fund ABD for Variable Annuities to the Registration
             Statement on Form N-4, File No. 033-65343 filed April 6, 2006.


5(a). Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009 filed on June 11, 2003.)


5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to
             The Travelers Fund ABD for Variable Annuities to the
             Registration Statement on Form
             N-4, File No. 033-65343 filed April 6, 2006.)


6(a).        Charter of The Travelers Insurance Company, as amended on
             October 19, 1994. (Incorporated herein by reference to Exhibit
             6(a) to the Registration Statement on Form N-4, File No.
             333-40193, filed November 13, 1998.)

6(b)         By-Laws of The Travelers Insurance Company, as amended on
             October 20, 1994. (Incorporated herein by reference to Exhibit
             6(b) to the Registration Statement on Form N-4, File No.
             333-40193, filed November 13, 1998.)


6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1,
             2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
             Variable Annuities Registration Statement on Form N-4, File
             No. 033-65343 filed April 6, 2006.)


7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778, filed April 21, 2005).



8(b).        Participation Agreement Among Metropolitan Series Fund, Inc.,
             MetLife Advisers, LLC, Metropolitan Life Insurance Company,
             The Travelers Insurance Company and The Travelers Life and
             Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective
             Amendment No. 14 to The Travelers Fund ABD for Variable
             Annuities Registration Statement on Form N-4, File No.
             033-65343 filed April 6, 2006.)



8(c).        Participation Agreement Among Met Investors Series Trust, Met
             Investors Advisory, LLC, MetLife Investors Distribution
             Company, The Travelers Insurance Company and The Travelers
             Life and Annuity Company effective November 1, 2005.
             (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
             Variable Annuities Registration Statement on Form N-4, File
             No. 033-65343 filed April 6, 2006.)


9(a). Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, File No. 333-82009, filed June 30, 1999.)

9(b). Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9(b) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)


10(a)        Consent of KPMG LLP, Independent Registered Public Accounting Firm.
             Filed herewith.

10(b)        Consent of Deloitte & Touche LLP, Independent Registered Public
             Accounting Firm. Filed herewith.


11           Not applicable.

12.          Not applicable.

15.          Powers of Attorney authorizing Michele H. Abate, Thomas S.
             Clark, John E. Connolly, Jr., Mary K. Johnson, James L.
             Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift as signatory for C. Robert Henrikson, Leland C. Launer, Jr.,
             Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska, Jr.
             (Incorporated herein by reference to Post-Effective Amendment
             No. 10 to the TIC Separate Account Eleven for Variable
             Annuities Registration Statement on Form N-4, File No.
             333-101778, filed September 20, 2005).

ITEM  25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Principal Business Address:
         The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415



        NAME AND PRINCIPAL                                   POSITIONS AND OFFICES
         BUSINESS ADDRESS                                    WITH INSURANCE COMPANY
------------------------------------------      ---------------------------------------------------------
C. Robert Henrikson                             Director, Chairman, President and Chief Executive Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Leland C. Launer, Jr.                           Director
501 Route 22
Bridgewater, NJ 08807

Lisa M. Weber                                   Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven A. Kandarian                             Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb                               Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Gwenn L. Carr                                   Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Michael K. Farrell                              Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Hugh C. McHaffie                                Senior Vice President
501 Boylston Street
Boston, MA 02116

Joseph J. Prochaska, Jr.                        Senior Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Stanley J. Talbi                                Senior Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Anthony J. Williamson                           Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Roberto Baron                                   Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven J. Brash                                 Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

William D. Cammarata                            Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Vincent Cirulli                                 Vice President
10 Park Avenue
Morristown, NJ 07962

James R. Dingler                                Vice President
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                             Vice President
260 Madison Ave
New York, NY 10016

Judith A. Gulotta                               Vice President
10 Park Avenue
Morristown, NJ 07962

S. Peter Headley                                Vice President and Assistant Secretary
6750 Poplar Avenue
Germantown, TN 38138

C. Scott Inglis                                 Vice President
10 Park Avenue
Morristown, NJ 07962

Daniel D. Jordan                                Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett Kleinberg                               Vice President and Actuary
185 Asylum Street
Hartford, CT 06103

Paul L. LeClair                                 Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Gene L. Lunman                                  Vice President
185 Asylum Street
Hartford, CT 06103

Joseph J. Massimo                               Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill                               Vice President
10 Park Avenue
Morristown, NJ 07962

Mark S. Reilly                                  Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington                               Vice President
185 Asylum Street
Hartford, CT 06103

Jonathan L. Rosenthal                           Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Ragai A. Roushdy                                Vice President
10 Park Avenue
Morristown, NJ 07962

Erik V. Savi                                    Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth                              Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann                               Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of The Travelers Insurance Company under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM  27. NUMBER OF CONTRACT OWNERS


As of January 31, 2006, there were 706 qualified contracts and 1,062 non-qualified contracts of Vintage 3; there were 135 qualified contracts and 95 non-qualified contracts of Portfolio Architect 3; there were 348 qualified contracts and 353 non-qualified contracts of Portfolio Architect L; there were 2,392 qualified contracts and 2,709 non-qualified contracts of Vintage L; and there were 167 qualified and 236 non-qualified contracts of Pioneer Annuistar Flex offered by the Registrant.


ITEM  28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.




Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29. PRINCIPAL UNDERWRITER

(a)   Travelers Distribution LLC
      One Cityplace
      Hartford, CT 06199

Travelers Distribution LLC also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b) Travelers Distribution LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Travelers Distribution LLC. The principal business address for Travelers Distribution LLC is One Cityplace, Hartford, CT 06103-3415.



        NAME AND PRINCIPAL                              POSITIONS AND OFFICES
         BUSINESS ADDRESS                                WITH UNDERWRITER
------------------------------------------      --------------------------------------
Leslie Sutherland                               President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Steven J. Brash                                 Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Debora L. Buffington                            Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth                                Vice President, National Accounts
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Anthony J. Dufault                              Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

James R. Fitzpatrick                            Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Elizabeth M. Forget                             Vice President and Chief Marketing Officer
260 Madison Avenue
New York, NY 10016

Helayne F. Klier                                Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Paul M. Kos                                     Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. LaPiana                                 Vice President, Life Insurance Distribution Division
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                              Vice President and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

Robert H. Petersen                              Vice President and Chief Financial Officer
485-E U.S. Highway 1 South
4th Floor
Iselin, NJ 08830

Deron J. Richens                                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. Smith                                   Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Cathy Sturdivant                                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                                Vice President
260 Madison Avenue
New York, NY 10016

Edward C. Wilson                                Vice President and Chief Distribution Officer
5 Park Plaza
Suite 1900
Irvine, CA 92614

Anthony J. Williamson                           Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Michael K. Farrell                              Manager
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                                Manager
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                              Manager
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101



(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                      (2)
                                 Net Underwriting           (3)             (4)              (5)
                 (1)              Discounts and        Compensation      Brokerage          Other
Name of Principal Underwriter      Commissions        On Redemption     Commissions     Compensation
-----------------------------    ----------------     -------------     -----------     ------------
Travelers Distribution LLC        $ 132,588,671            $ 0                $ 0               $ 0


ITEM  30. LOCATION OF ACCOUNTS AND RECORDS

(1)   The Travelers Insurance Company
      One Cityplace
      Hartford, Connecticut 06103-3415

ITEM  31. MANAGEMENT SERVICES

Not Applicable.

ITEM  32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Boston, and State of Massachusetts, on this 5th day of April, 2006.

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                                    By: /s/ HUGH C. MCHAFFIE
                                        ---------------------------------------
                                        Hugh C. McHaffie, Senior Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 5th day of April, 2006.

*C. ROBERT HENRIKSON                   Director, Chairman, President and Chief
-----------------------------          Executive Officer
(C. Robert Henrikson)

*STANLEY J. TALBI                      Senior Vice President and Chief Financial
-----------------------------          Officer
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, JR.              Senior Vice President and Chief
-----------------------------          Accounting Officer
(Joseph J. Prochaska, Jr.)

*LELAND C. LAUNER, JR.                 Director
-----------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                         Director
-----------------------------
(Lisa M. Weber)

By:  /s/ Michele H. Abate
     ----------------------------------
     Michele H. Abate, Attorney-in-Fact

* The Travelers Insurance Company. Executed by Michele H. Abate on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 10 to the TIC Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File No. 333-101778, filed September 20, 2005.

                                  EXHIBIT INDEX

10(a) Consent of KPMG LLP, Independent Registered Public Accounting Firm.

10(b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
      Firm.